AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (5.9%):
Consumer Finance (0.1%):
$200,000	Toyota Motor Credit Corp., 0.75%, 7/21/22	$218,043
257,000	Toyota Motor Credit Corp., 2.38%, 2/1/23	292,886

		510,929

Diversified Financial Services (0.7%):
2,400,000	Berkshire Hathaway, Inc., 0.63%, 1/17/23, Callable 11/17/22 @ 100	2,613,207

Food & Staples Retailing (0.3%):
1,000,000	Walmart, Inc., 1.90%, 4/8/22, Callable 1/8/22 @ 100	1,125,178

Household Products (1.5%):
4,700,000	Procter & Gamble Co. (The), 2.00%, 8/16/22	5,365,394

Industrial Conglomerates (0.6%):
1,850,000	3M Co., 0.38%, 2/15/22, Callable 11/15/21 @ 100	2,029,585
200,000	3M Co., Series E, 0.95%, 5/15/23	222,184

		2,251,769

Pharmaceuticals (1.8%):
750,000	Johnson & Johnson, 0.25%, 1/20/22, Callable 12/20/21 @ 100	826,137
4,521,000	Pfizer, Inc., 0.25%, 3/6/22, Callable 2/6/22 @ 100	4,972,925

		5,799,062

Software (0.1%):
250,000	Oracle Corp., Series E, 2.25%, 1/10/21, MTN	279,737

Technology Hardware, Storage & Peripherals (0.8%):
500,000	Apple, Inc., 2.81% (US0003M+113 bps), 2/23/21	500,412
2,000,000	Apple, Inc., 1.00%, 11/10/22	2,230,884

		2,731,296

Total Corporate Bonds (Cost $22,355,953)		20,676,572

Foreign Bonds (72.5%):
Banks (14.1%):
1,000,000	African Development Bank, 5.25%, 3/23/22, MTN+	667,462
1,000,000	Bank of Montreal, 1.61%, 10/28/21+	703,191
500,000	Bank of Nova Scotia, 0.38%, 4/6/22, MTN+	544,578
3,200,000	Canadian Imperial Bank of Commerce, 1.90%, 4/26/21+	2,269,724
450,000	Canadian Imperial Bank of Commerce, 0.75%, 3/22/23+	488,999
1,000,000	Commonwealth Bank of Australia, Series E, 0.50%, 7/11/22+	1,085,716
2,389,000	Cooperatieve Rabobank UA, Series E, 4.75%, 6/6/22+	2,848,440
2,093,000	Cooperatieve Rabobank UA, 0.50%, 12/6/22+	2,277,619
1,000,000	DBS Bank, Ltd./Australia, 1.25%(BBSW3M+63bps), 9/13/22, MTN+	608,272
1,800,000	Dexia Credit Local SA, Series E, 1.13%, 6/15/22+	2,253,331

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Banks, continued
$5,200,000	Dexia Credit Local SA, 0.25%, 6/1/23, MTN+	$5,811,879
500,000	Euroclear Bank SA, 0.25%, 9/7/22, MTN+	544,936
405,000	International Bank for Reconstruction & Development, 1.00%, 12/19/22+	507,724
3,000,000	National Australia Bank, Ltd., Series G, 0.88%, 1/20/22+	3,292,442
500,000	National Australia Bank, Ltd., 0.35%, 9/7/22+	540,305
10,930,000	Nordic Investment Bank, 1.38%, 7/15/20, MTN+	1,054,250
1,164,000	Oesterreichische Kontrollbank AG, Series E, 0.75%, 3/7/22+	1,446,978
1,000,000	Oversea-Chinese Banking Corp., Ltd./Sydney, 0.84%(BBSW3M+60bps), 10/6/20, MTN+	614,531
3,500,000	Royal Bank of Canada, 2.03%, 3/15/21+	2,486,017
1,190,000	Skandinaviska Enskilda Banken AB, 1.25%, 8/5/22+	1,435,380
2,700,000	State of North Rhine-Westphalia Germany, 0.00%, 12/5/22+	2,992,194
3,167,000	State of North Rhine-Westphalia Germany, 0.38%, 2/16/23+	3,546,782
475,000	State of North Rhine-Westphalia Germany, 0.13%, 3/16/23+	528,300
1,000,000	State of North Rhine-Westphalia Germany, 0.20%, 4/17/23+	1,115,232
2,318,000	Svenska Handelsbanken AB, Series E, 0.25%, 2/28/22+	2,530,900
1,000,000	Svenska Handelsbanken AB, 2.63%, 8/23/22+	1,147,538
1,100,000	Svenska Handelsbanken AB, 1.13%, 12/14/22+	1,222,074
4,000,000	Toronto-Dominion Bank (The), 2.62%, 12/22/21+	2,866,321
2,500,000	United Overseas Bank, Ltd./Sydney, 1.41%(BBSW3M+53bps), 7/25/22, MTN+	1,509,934
300,000	Westpac Banking Corp., Series E, 0.25%, 1/17/22+	324,230

		49,265,279

Capital Markets (0.5%):
300,000	FMS Wertmanagement, 1.13%, 9/7/23+	378,092
1,000,000	International Finance Corp., 0.91%(SONIA+25bps), 1/18/22+	1,240,736

		1,618,828

Consumer Finance (2.6%):
1,000,000	Toyota Credit Canada, Inc., 2.20%, 2/25/21+	709,807
5,368,000	Toyota Finance Australia, Ltd., 0.97%, 4/9/21, MTN+	5,860,261
1,355,000	Toyota Finance Australia, Ltd., Series E, 0.50%, 4/6/23, MTN+	1,464,497
905,000	Toyota Motor Finance Netherlands BV, Series E, 0.25%, 1/10/22, MTN+	984,958

		9,019,523

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Diversified Consumer Services (0.0%†):
$111,000	Deutsche Bahn Finance GMBH, 0.00%(EUR003M+30bps), 7/23/20, MTN+	$122,363

Diversified Financial Services (35.5%):
1,000,000	Agence Francaise de Developpement, 0.13%, 4/30/22+	1,112,652
1,500,000	Agence Francaise de Developpement, 0.50%, 10/25/22+	1,687,734
5,700,000	ASB Finance, Ltd., Series E, 0.50%, 6/10/22+	6,191,409
6,248,000	Asian Development Bank, 0.20%, 5/25/23+	7,001,246
400,000	Bank Nederlandse Gemeenten NV, Series E, 1.00%, 3/15/22+	499,732
1,600,000	Bank Nederlandse Gemeenten NV, 0.25%, 2/22/23+	1,788,641
500,000	Berkshire Hathaway, Inc., 0.75%, 3/16/23, Callable 12/16/22 @ 100+	546,293
399,000	BNG Bank NV, 1.50%, 4/15/20+	440,213
6,334,000	BNG Bank NV, 0.05%, 7/11/23, MTN+	7,044,047
400,000	Caisse d’Amortissement de la Dette Sociale, Series E, 0.50%, 5/25/23, MTN+	452,485
5,600,000	Caisse d’Amortissement de la Dette Sociale, 0.13%, 10/25/23+	6,267,714
700,000	Caisse des Depots et Consignations, Series E, 1.00%, 1/25/21, MTN+	870,202
403,000	Council Of Europe Development Bank, 0.38%, 10/27/22+	452,616
750,000	Council Of Europe Development Bank, 0.13%, 5/25/23, MTN+	838,376
4,832,000	European Bank for Reconstruction & Development, Series G, 0.88%(SONIO/N+30bps), 2/28/24, MTN+	5,990,977
11,400,000	European Financial Stability Facility, 0.13%, 10/17/23, MTN+	12,740,171
23,800,000	European Investment Bank, Series E, 1.50%, 5/12/22, MTN+	2,331,552
1,600,000	European Investment Bank, 0.42%(SONIO/N+35bps), 6/29/23, MTN+	1,985,973
3,667,000	European Investment Bank, 0.84%(SONIO/N+31bps), 1/15/25, MTN+	4,540,035
8,586,000	European Stability Mechanism, 0.10%, 7/31/23+	9,591,194
400,000	Kommunalbanken AS, 1.13%, 11/30/22+	502,941
846,000	Kommunekredit, 0.13%, 8/28/23, MTN+	944,317
91,710,000	Kommuninvest I Sverige AB, 0.25%, 6/1/22+	9,317,790
24,000,000	Kommuninvest I Sverige AB, 0.75%, 2/22/23+	2,472,287
3,000,000	Kommuninvest I Sverige AB, 1.00%, 11/13/23, MTN+	312,196
4,253,000	Kreditanstalt fuer Wiederaufbau, 0.00%, 9/15/23+	4,735,158

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Diversified Financial Services, continued
$200,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, Series E, 0.88%, 3/7/22+	$249,560
1,466,000	Municipality Finance plc, 1.25%, 12/7/22+	1,849,831
3,091,000	Nederlandse Waterschapsbank NV, 0.13%, 9/25/23, MTN+	3,454,613
500,000	Nestle Finance International, Ltd., Series E, 0.75%, 11/8/21, MTN+	552,991
500,000	Nestle Finance International, Ltd., 1.75%, 9/12/22+	567,203
1,100,000	NRW.Bank, 0.00%, 11/11/22+	1,221,468
4,500,000	NRW.Bank, 0.13%, 3/10/23+	5,019,687
5,850,000	NRW.Bank, 0.13%, 7/7/23+	6,516,304
4,680,000	OP Corporate Bank plc, Series E, 0.75%, 3/3/22+	5,147,665
700,000	Roche Finance Europe BV, 0.50%, 2/27/23, Callable 11/27/22 @ 100+	774,581
1,140,000	Shell International Finance BV, 1.63%, 3/24/21, MTN+	1,271,704
1,500,000	Temasek Financial I, Ltd., Series E, 0.50%, 3/1/22+	1,663,554
800,000	Temasek Financial I, Ltd., Series G, 4.63%, 7/26/22+	1,069,501
1,400,000	Total Capital Canada, Ltd., 1.88%, 7/9/20, MTN+	1,550,643
600,000	Total Capital Canada, Ltd., Series E, 1.13%, 3/18/22+	667,168
900,000	Total Capital International SA, 0.25%, 7/12/23+	970,793

		123,205,217

Food Products (0.1%):
500,000	Nestle Holdings, Inc., 1.75%, 12/9/20, MTN+	620,672

Insurance (1.0%):
600,000	UNEDIC ASSEO, 0.13%, 5/25/22+	667,366
2,600,000	UNEDIC ASSEO, 0.88%, 10/25/22+	2,952,783

		3,620,149

Oil, Gas & Consumable Fuels (1.6%):
500,000	Equinor ASA, Series E, 2.00%, 9/10/20, MTN+	554,744
2,147,000	Shell International Finance BV, Series E, 1.25%, 3/15/22+	2,377,833
1,150,000	Shell International Finance BV, Series E, 1.00%, 4/6/22+	1,266,300
1,300,000	Statoil ASA, 0.88%, 2/17/23, Callable 11/17/22 @ 100+	1,432,658

		5,631,535

Pharmaceuticals (4.1%):
750,000	Novartis Finance SA, 0.75%, 11/9/21+	827,617
2,000,000	Novartis Finance SA, 0.50%, 8/14/23, Callable 5/14/23 @ 100+	2,199,460
500,000	Sanofi, 1.13%, 3/10/22, Callable 12/10/21 @ 100+	558,118
300,000	Sanofi, Series E, 0.31%, 3/21/22, Callable 2/21/22 @ 100, MTN+	328,791
1,100,000	Sanofi, 0.46%, 9/13/22, Callable 6/13/22 @ 100+	1,199,248

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Pharmaceuticals, continued
$8,300,000	Sanofi, 0.50%, 3/21/23, Callable 12/21/22 @ 100+	$9,163,174

		14,276,408

Road & Rail (0.2%):
667,000	Transport For London, 2.25%, 8/9/22, MTN+	843,168

Sovereign Bond (12.6%):
300,000	Bpifrance Financement SA, Series E, 0.10%, 2/19/21+	331,821
81,000,000	Denmark Government Bond, 1.50%, 11/15/23+	12,823,683
4,000,000	European Investment Bank, Series E, 3.50%, 1/14/21+	414,998
200,000	European Investment Bank, 0.05%, 12/15/23, MTN+	223,428
1,000,000	Export Development Canada, Series E, 0.88%(SONIO/N+31bps), 5/29/24+	1,238,041
1,500,000	International Bank for Reconstruction & Development, 0.33%(SONIO/N+22bps), 12/13/22+	1,858,124
5,925,000	International Bank for Reconstruction & Development, 0.88%(SONIO/N+27bps), 5/15/24+	7,320,606
500,000	Kommunalbanken AS, Series E, 0.88%, 12/8/20, MTN+	622,833
500,000	Kommunalbanken AS, Series E, 1.50%, 12/15/23, MTN+	637,108
4,000,000	Monetary Authority of Singapore Bill, 0.48%, 4/3/20+(a)	2,815,005
5,000,000	Monetary Authority of Singapore Bill, 0.75%, 5/8/20+(a)	3,516,116
450,000	Province of Manitoba, 1.50%, 12/15/22+	569,295
500,000	Province of Ontario Canada, 2.27%(CDOR03+26bps), 10/27/21+	356,073
950,000	Province of Quebec, 0.88%, 5/24/22+	1,181,590
500,000	Swedish Export Credit AB, Series E, 1.38%, 12/15/23, MTN+	635,766
7,500,000	United Kingdom Treasury Bill, 0.25%, 5/11/20+(a)	9,310,922

		43,855,409

Transportation Infrastructure (0.2%):
693,000	Oebb-Infrastruktur AG, Series E, 3.50%, 10/19/20, MTN+	780,046

Total Foreign Bonds (Cost $266,545,476)		252,858,597

Yankee Dollars (4.7%):
Banks (0.5%):
1,250,000	Bank of Nova Scotia, Series B, 2.26% (US0003M+44 bps), 4/20/21	1,218,039
447,000	Bank of Nova Scotia, 2.70%, 3/7/22	451,474

		1,669,513

Diversified Financial Services (3.2%):
600,000	Caisse des Depots et Consignations, 2.00% (US0003M+9 bps), 10/2/20, MTN	600,570
1,000,000	EUROFIMA, 1.78% (US0003M+9 bps), 11/15/21	1,002,760

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services, continued
$3,800,000	EUROFIMA, 0.87% (US0003M+10 bps), 3/11/22, MTN	$3,795,667
2,000,000	Kommunalbanken AS, 1.87% (US0003M+4 bps), 4/15/21	2,000,064
3,000,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, Series E, 1.39% (US0003M+12 bps), 9/27/21, MTN	2,985,930
650,000	Total Capital International SA, 2.88%, 2/17/22	650,813

		11,035,804

Oil, Gas & Consumable Fuels (0.2%):
710,000	Shell International Finance BV, 2.38%, 8/21/22	711,860

Sovereign Bond (0.8%):
2,000,000	Inter-American Invest Corp., 1.94% (US0003M+9 bps), 10/12/21, MTN	2,000,260
1,000,000	Swedish Export Credit AB, Series E, 0.89% (US0003M+12 bps), 12/13/21, MTN	998,800

		2,999,060

Total Yankee Dollars (Cost $16,452,882)		16,416,237

U.S. Government Agency Mortgages (5.7%):
Federal Home Loan Bank (5.7%)
20,000,000	0.15%, 6/24/20(a)	19,993,000

Total U.S. Government Agency Mortgages (Cost $19,992,067)		19,993,000

Commercial Paper (4.5%):
1,000,000	Pfizer, Inc., 2.39%(a)(b)	995,175
5,000,000	Psp Capital, Inc., 1.32%(a)(b)	4,997,610
1,000,000	Oversea-Chinese Banking Corp., Ltd., 0.77%(b)	993,776
3,000,000	DBS Bank, Ltd., 1.47%(a)(b)	2,994,864
2,800,000	DBS Bank, Ltd., 1.46%(a)(b)	2,797,726
3,000,000	Oversea-Chinese Banking Corp., Ltd., 0.96%(b)	2,994,180

Total Commercial Paper (Cost $15,788,031)		15,773,331

Unaffiliated Investment Companies (3.3%):

Money Markets (3.3%):
11,618,651	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.51%(a)	11,618,651

Total Unaffiliated Investment Companies (Cost $11,618,651)		11,618,651

Certificates of Deposit (0.3%):
1,000,000	Oversea-Chinese Banking Corp., Ltd., 1.06%	990,703

Total Certificate of Deposit (Cost $1,000,000)		990,703

Total Investment Securities (Cost $353,753,060) - 96.9%		338,327,091
Net other assets (liabilities) - 3.1%		10,877,430

Net Assets - 100.0%		$349,204,521

Percentages indicated are based on net assets as of March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

CDOR03	-	Canadian Dollar LIBOR Rate
EUR003M	-	3 Month EUR LIBOR
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SONIA	-	Sterling Overnight Interbank Average Rate
US0003M	-	3 Month US Dollar LIBOR

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
†	Represents less than 0.05%.
(a)	The rate represents the effective yield at March 31, 2020.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2020:

(Unaudited)

Country	Percentage
Australia	3.7%
Austria	0.7%
Belgium	0.2%
Canada	6.6%
Denmark	4.1%
Finland	2.1%
France	10.6%
Germany	8.7%
Luxembourg	5.0%
Netherlands	7.6%
New Zealand	1.8%
Norway	1.7%
Singapore	6.7%
Supernational	15.6%
Sweden	5.9%
United Kingdom	3.0%
United States	16.0%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Forward Currency Contracts

At March 31, 2020, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
British Pound	8,077,655	U.S. Dollar	9,374,280	Barclays Bank	4/1/20	$656,585
U.S. Dollar	17,873,736	British Pound	13,981,530	BNY Mellon	4/1/20	511,415
Australian Dollar	3,544,796	U.S. Dollar	2,053,855	Bank of America	4/2/20	125,841
U.S. Dollar	5,991,902	Australian Dollar	9,112,826	State Street	4/2/20	388,423
European Euro	21,688,956	U.S. Dollar	23,636,230	Barclays Bank	4/3/20	280,685
European Euro	568,496	U.S. Dollar	612,570	Bank of America	4/6/20	14,396
U.S. Dollar	398,002	European Euro	357,110	Bank of America	4/6/20	4,163
European Euro	1,205,853	U.S. Dollar	1,288,698	Goldman Sachs	4/6/20	41,177
European Euro	1,680,950	U.S. Dollar	1,833,263	State Street	4/6/20	20,572
U.S. Dollar	72,790,616	European Euro	64,787,650	State Street	4/6/20	1,339,571
U.S. Dollar	13,858,888	Swedish Krona	129,876,532	Bank of America	4/20/20	710,817
British Pound	1,044,744	U.S. Dollar	1,284,196	Bank of America	4/21/20	13,735
U.S. Dollar	1,934,746	British Pound	1,509,586	Barclays Bank	4/21/20	59,321
U.S. Dollar	36,129,994	British Pound	27,444,422	State Street	4/21/20	2,034,577
U.S. Dollar	67,991,398	European Euro	60,914,236	Barclays Bank	4/22/20	771,024
U.S. Dollar	369,982	Canadian Dollar	489,332	Bank of America	4/23/20	22,094
Canadian Dollar	160,116	U.S. Dollar	110,259	Bank of America	4/23/20	3,574
U.S. Dollar	149,030	Danish Krone	983,540	Bank of America	4/23/20	3,520
Danish Krone	1,389,906	U.S. Dollar	199,117	Bank of America	4/23/20	6,513
Canadian Dollar	32,697,923	U.S. Dollar	23,004,188	BNY Mellon	4/23/20	242,236
U.S. Dollar	72,471,402	Canadian Dollar	95,123,679	State Street	4/23/20	4,843,700
U.S. Dollar	8,026,527	Singapore Dollar	10,975,930	Citigroup	4/30/20	296,726
Singapore Dollar	6,968,640	U.S. Dollar	4,824,136	Goldman Sachs	4/30/20	83,530
U.S. Dollar	3,595,915	Singapore Dollar	4,982,340	State Street	4/30/20	87,101

						$12,561,296

U.S. Dollar	6,929,620	British Pound	5,903,875	Citigroup	4/1/20	$(401,836)
U.S. Dollar	71,579,363	European Euro	65,085,923	Barclays Bank	4/3/20	(192,394)
European Euro	6,620,964	U.S. Dollar	7,598,831	State Street	4/3/20	(297,741)
European Euro	396,272	U.S. Dollar	443,428	Bank of America	4/6/20	(6,399)
European Euro	1,109,052	U.S. Dollar	1,256,172	Bank of America	4/6/20	(33,054)
U.S. Dollar	850,742	European Euro	779,802	Bank of America	4/6/20	(9,262)
U.S. Dollar	624,976	European Euro	577,229	Bank of America	4/6/20	(11,621)
European Euro	469,915	U.S. Dollar	521,717	Citigroup	4/6/20	(3,471)
U.S. Dollar	855,744	European Euro	779,096	State Street	4/6/20	(3,482)
Swedish Krona	5,836,497	U.S. Dollar	599,504	Bank of America	4/20/20	(8,645)
U.S. Dollar	1,901,629	British Pound	1,619,397	ANZ Banking Group, Ltd.	4/21/20	(110,220)
British Pound	958,390	U.S. Dollar	1,224,858	BNY Mellon	4/21/20	(34,208)
British Pound	197,194	U.S. Dollar	256,779	State Street	4/21/20	(11,796)
Canadian Dollar	771,639	U.S. Dollar	580,604	Bank of America	4/23/20	(32,012)
Canadian Dollar	10,112,296	U.S. Dollar	7,603,109	BNY Mellon	4/23/20	(413,823)
Canadian Dollar	34,940,913	U.S. Dollar	25,380,415	BNY Mellon	4/23/20	(539,349)
U.S. Dollar	12,807,925	Danish Krone	88,113,618	Citigroup	4/23/20	(228,029)
Canadian Dollar	1,999,429	U.S. Dollar	1,504,419	Citigroup	4/23/20	(82,935)
Canadian Dollar	1,726,039	U.S. Dollar	1,288,352	Citigroup	4/23/20	(61,233)
U.S. Dollar	3,392,876	Norwegian Krone	35,590,483	Bank of America	4/24/20	(36,927)
U.S. Dollar	14,588,546	British Pound	11,745,522	Citigroup	5/6/20	(7,206)
U.S. Dollar	3,376,171	Australian Dollar	5,537,512	Citigroup	5/7/20	(29,182)

						$(2,554,825)

Total Net Forward Currency Contracts						$10,006,471

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (98.5%):
Aerospace & Defense (1.0%):
4,047	Airbus SE	$262,510
15,989	Austal, Ltd.	28,364
982	Avon Rubber plc	28,023
44,779	BAE Systems plc	288,874
5,900	Bombardier, Inc., Class B*	1,908
6,187	CAE, Inc.	78,222
3,081	Chemring Group plc	7,642
15	Dassault Aviation SA	12,340
504	Elbit Systems, Ltd.	65,692
89	Facc AG	762
401	FMS Enterprises Migun, Ltd.	12,348
2,535	Heroux-Devtek, Inc.*	18,863
1,604	Kongsberg Gruppen ASA	20,148
9,452	Leonardo SpA	62,864
1,132	LISI	20,847
20,980	Meggitt plc	75,985
2,059	MTU Aero Engines AG	301,566
19,005	QinetiQ Group plc	76,412
22,913	Rolls-Royce Holdings plc	96,404
2,553	Saab AB	49,109
2,582	Safran SA	226,886
20,156	Senior plc	17,504
25,500	Singapore Technologies Engineering, Ltd.	56,036
1,841	Thales SA	154,482
4,563	Ultra Electronics Holdings plc	113,521

		2,077,312

Air Freight & Logistics (0.5%):
95	Bollore SA*	312
31,492	Bollore, Inc.	86,724
6,117	BPOST SA	43,228
1,400	Chuo Warehouse Co., Ltd.	15,650
2,399	Cia de Distribucion Integral Logista Holdings SA	38,452
6,355	CTT-Correios de Portugal SA	16,065
10,513	Deutsche Post AG	289,979
5,804	Freightways, Ltd.	18,901
73	ID Logistics Group*	11,496
37,500	Kerry Network, Ltd.	46,354
2,300	Kintetsu World Express, Inc.	33,794
1,800	Konoike Transport Co., Ltd.	19,315
2,387	Mainfreight, Ltd.	49,194
1,800	Mitsui-Soko Holdings Co., Ltd.	23,295
1,146	Oesterreichische Post AG^	41,115
27,139	PostNL NV	34,129
35,743	Royal Mail plc	55,359
900	SBS Holdings, Inc.	14,573
1,500	SG Holdings Co., Ltd.	35,789
27,700	Singapore Post, Ltd.	12,582
5,312	Wincanton plc	16,595
36	XPO Logistics Europe SADIR	10,479
4,700	Yamato Holdings Co., Ltd.	73,774
1,600	Yasuda Logistics Corp.	12,516

		999,670

Airlines (0.3%):
2,930	Air Canada*	32,796
13,467	Air France-KLM*^	75,139
26,921	Air New Zealand, Ltd.	13,503
1,200	ANA Holdings, Inc.	29,307
35,046	Cathay Pacific Airways, Ltd.^	37,494
6,945	Dart Group plc	47,344
9,717	Deutsche Lufthansa AG, Registered Shares	92,756
4,978	easyJet plc	35,816
28,658	El Al Israel Airlines*	5,657
1,728	Exchange Income Corp.	21,798

Shares		Fair Value
Common Stocks, continued
Airlines, continued
13,156	International Consolidated Airlines Group SA	$34,869
4,400	Japan Airlines Co., Ltd.	80,982
24,091	Qantas Airways, Ltd.	47,238
18,011	SAS AB*^	15,940
21,400	Singapore Airlines, Ltd.	86,528

		657,167

Auto Components (2.0%):
1,000	Aisan Industry Co., Ltd.	4,674
4,300	Aisin Sieki Co., Ltd.	105,904
7,300	Akebono Brake Industry Co., Ltd.*	10,327
1,027	Akwel	12,079
2,314	Arb Corp., Ltd.	20,170
266	Autoneum Holding AG*	16,743
8,806	Brembo SpA	65,567
12,900	Bridgestone Corp.	397,031
1,647	Bulten AB	6,563
11	Burelle SA	5,598
3,874	CIE Automotive SA	59,849
6,803	Compagnie Generale des Establissements Michelin SCA, Class B	605,336
2,623	Continental AG	191,767
2,800	Daido Metal Co., Ltd.	13,903
2,400	Daikyonishikawa Corp.	10,957
2,000	Denso Corp.	64,613
15,915	Dometic Group AB(a)	71,044
1,800	Eagle Industry Co., Ltd.	11,292
673	Edag Engineering Group AG	6,236
1,724	ElringKlinger AG*^	7,425
1,700	Exedy Corp.	25,175
4,410	Faurecia SA	131,963
2,300	FCC Co., Ltd.	33,605
1,000	F-Tech, Inc.	3,945
4,000	Futaba Industrial Co., Ltd.	16,911
1,400	G-Tekt Corp.	14,330
3,860	Gud Holdings, Ltd.	22,606
2,186	Hella GmbH & Co. KGaA	63,832
1,600	Hi-Lex Corp.	18,161
700	H-One Co., Ltd.	3,228
1,200	Imasen Electric Industrial	7,237
1,800	Kasai Kogyo Co., Ltd.	8,803
2,500	Keihin Corp.	58,728
3,000	Koito Manufacturing Co., Ltd.	101,540
31,203	Kongsberg Automotive ASA*	5,265
1,400	KYB Corp.*	26,767
2,493	Leoni AG*	16,282
3,233	Linamar Corp.	66,930
11,703	Magna International, Inc.	373,560
1,150	Magna Internationl, Inc.	36,704
6,366	Martinrea International, Inc.	30,810
2,000	Mitsuba Corp.*	7,727
3,200	Musashi Seimitsu Industry Co., Ltd.	24,498
6,000	NGK Spark Plug Co., Ltd.	84,466
6,600	NHK SPRING Co., Ltd.	43,183
600	Nichirin Co., Ltd.	6,959
3,600	Nifco, Inc.	64,594
3,300	Nippon Seiki Co., Ltd.	35,188
1,400	Nissin Kogyo Co., Ltd.	28,708
2,700	NOK Corp.	29,783
5,985	Nokian Renkaat OYJ	145,200
800	Ohashi Technica, Inc.	9,882
2,600	Pacific Industrial Co., Ltd.	22,638
1,800	Piolax, Inc.	25,309
13,329	Pirelli & C SpA(a)	47,700
2,839	Plastic Omnium SA	39,968

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
6,300	Press Kogyo Co., Ltd.	$14,087
3,582	PWR Holdings, Ltd.	7,451
400	Riken Corp.	10,169
4,208	Saf-Holland SA	17,086
1,600	Sanden Holdings Corp.*	5,350
1,900	Sanoh Industrial Co., Ltd.	12,002
2,535	Schaeffler AG	15,595
1,200	Shoei Co., Ltd.	25,200
4,000	Showa Corp.	83,810
2,500	Stanley Electric Co., Ltd.	49,268
14,300	Sumitomo Electric Industries, Ltd.	150,441
2,900	Sumitomo Riko Co., Ltd.	15,691
9,500	Sumitomo Rubber Industries, Ltd.	89,671
300	T RAD Co., Ltd.	3,453
1,400	Tachi-S Co., Ltd.	12,707
800	Taiho Kogyo Co., Ltd.	3,984
3,900	Tokai Rika Co., Ltd.	48,562
2,500	Topre Corp.	27,770
7,500	Toyo Tire Corp.	86,061
3,400	Toyoda Gosei Co., Ltd.	58,305
3,500	Toyota Boshoku Corp.	41,676
700	Toyota Industries Corp.	33,594
1,500	TPR Co., Ltd.	15,986
2,100	TS Tech Co., Ltd.	49,764
2,000	Unipres Corp.	17,838
2,847	Valeo SA	47,598
104,000	Xinyi Glass Holdings, Ltd.	118,490
6,500	Yokohama Rubber Co., Ltd. (The)	80,659
600	Yorozu Corp.	5,873

		4,517,404

Automobiles (2.5%):
7,641	Bayerische Motoren Werke AG (BMW)	401,043
17,987	Daimler AG, Registered Shares	551,643
1,253	Ferrari NV	191,170
47,888	Fiat Chrysler Automobiles NV	344,995
21,000	Honda Motor Co., Ltd.	472,350
24,135	IMMSI SpA*	8,698
10,900	Isuzu Motors, Ltd.	72,159
7,900	Mazda Motor Corp.	41,802
8,800	Mitsubishi Motors Corp.	24,922
33,900	Nissan Motor Co., Ltd.	111,931
2,700	Nissan Shatai Co., Ltd.	23,494
14,678	Piaggio & C SpA	26,259
27,636	PSA Peugeot Citroen SA	368,354
3,686	Renault SA	71,564
4,600	Subaru Corp.	88,331
4,400	Suzuki Motor Corp.	105,297
550	Toyota Motor Corp., ADR	65,973
38,724	Toyota Motor Corp.	2,331,579
794	Volkswagen AG	107,578
10,400	Yamaha Motor Co., Ltd.	125,641

		5,534,783

Banks (7.2%):
3,000	77th Bank	38,818
3,666	ABN AMRO Group NV(a)	30,085
15,084	AIB Group plc	16,910
500	Aichi Bank, Ltd. (The)	14,709
1,500	Akita Bank, Ltd. (The)	21,564
3,329	Aktia Bank OYJ	26,408
1,200	Aomori Bank, Ltd. (The)	29,084
3,300	Aozora Bank, Ltd.	62,929
10,758	Australia & New Zealand Banking Group, Ltd.	115,984
2,000	Awa Bank, Ltd. (The)	42,294

Shares		Fair Value
Common Stocks, continued
Banks, continued
19,504	Banca Monte dei Paschi di Siena SpA*	$24,200
21,166	Banca Popolare di Sondrio SCPA	32,010
99,776	Banco Bilbao Vizcaya Argentaria SA	318,873
36,557	Banco Bilbao Vizcaya Argentaria SA, ADR	111,864
44,790	Banco Bpm SpA*	58,867
106,975	Banco Comercial Portugues SA, Class R	12,028
238,968	Banco de Sabadell SA	122,752
72,501	Banco Santander SA	176,415
11,673	Bank Hapoalim BM	70,183
27,389	Bank Leumi Le-Israel Corp.	151,459
36,738	Bank of East Asia, Ltd. (The)	78,824
2,674	Bank of Georgia Group plc	30,625
29,096	Bank of Ireland Group plc	54,954
900	Bank of Iwate, Ltd. (The)	22,324
1,200	Bank of Kyoto, Ltd. (The)	38,192
15,317	Bank of Montreal	769,833
500	Bank of Nagoya, Ltd. (The)	12,115
9,618	Bank of Nova Scotia	390,491
820	Bank of Okinawa, Ltd. (The)	24,121
23,359	Bank of Queensland, Ltd.	73,363
1,100	Bank of Saga, Ltd. (The)	11,690
2,000	Bank of The Ryukyus, Ltd.	19,659
50,112	Bankia SA	55,930
27,413	Bankinter SA	100,615
71	Banque Cantonale de Geneve	13,276
142	Banque Cantonale Vaudoise,Registered Shares	116,857
35,666	Barclays plc, ADR	161,567
21,540	Bendigo & Adelaide Bank, Ltd.	82,598
303	Berner Kantonalbank AG	66,083
4,368	BNP Paribas SA	131,638
57,542	BOC Hong Kong Holdings, Ltd.	158,568
13,388	BPER Banca	41,140
59,686	CaixaBank SA	111,287
5,889	Canadian Imperial Bank of Commerce	341,385
4,227	Canadian Western Bank	58,188
15,900	Chiba Bank, Ltd. (The)	69,567
4,300	Chiba Kogyo Bank, Ltd. (The)	10,063
10,000	Chong Hing Bank, Ltd.	13,393
6,200	Chugoku Bank, Ltd. (The)	55,290
700	Chukyo Bank, Ltd. (The)	14,064
1,097	Comdirect Bank AG	15,387
31,551	Commerzbank AG	114,740
11,410	Commonwealth Bank of Australia	430,843
12,500	Concordia Financial Group, Ltd.	36,416
20,243	Credit Agricole SA	148,326
5,165	Credito Emiliano SpA	21,767
348,864	Credito Valtellinese SpA*	18,925
16,000	Dah Sing Banking Group, Ltd.	13,899
5,600	Dah Sing Financial Holdings, Ltd.	15,829
1,900	Daishi Hokuetsu Financial Group, Inc.	41,558
10,607	Danske Bank A/S*	120,267
15,800	DBS Group Holdings, Ltd.	206,652
10,325	DNB ASA	115,980
1,600	Ehime Bank, Ltd. (The)	17,405
2,450	Erste Group Bank AG	45,398
6,500	Fidea Holdings Co., Ltd.	6,142
13,601	Finecobank Banca Fineco SpA	123,566
3,600	First Bank of Toyama, Ltd. (The)	9,800
1,816	First International Bank of Israel	44,450
1,000	Fukui Bank, Ltd. (The)	14,048

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
7,000	Fukuoka Financial Group, Inc.	$92,697
2,200	Fukushima Bank, Ltd. (The)	3,237
19,400	Gunma Bank, Ltd. (The)	58,919
9,200	Hachijuni Bank, Ltd. (The)	33,336
11,605	Hang Seng Bank, Ltd.	197,741
27,746	Heartland Group Holdings Npv	16,881
11,800	Hiroshima Bank, Ltd. (The)	49,265
1,000	Hokkoku Bank, Ltd. (The)	31,230
6,000	Hokuhoku Financial Group, Inc.	53,756
32,619	HSBC Holdings plc, ADR^	913,658
9,400	Hyakugo Bank, Ltd. (The)	26,305
1,000	Hyakujushi Bank, Ltd. (The)	18,174
14,738	ING Groep NV	77,177
127,279	Intesa Sanpaolo SpA	207,694
29,350	Isreal Discount Bank	86,942
9,500	Iyo Bank, Ltd. (The)	48,145
6,200	Jimoto Holdings, Inc.	5,235
1,200	Juroku Bank, Ltd. (The)	20,961
2,048	Jyske Bank A/S*	51,162
4,842	Kansai Mirai Financial Group,Inc.	17,407
5,229	KBC Group NV	241,235
5,800	Keiyo Bank, Ltd. (The)	28,697
400	Kita-Nippon Bank, Ltd. (The)	7,287
2,500	Kiyo Bank, Ltd. (The)	36,979
20,990	Kyushu Financial Group, Inc.	80,293
1,296	Laurentian Bank of Canada	28,147
120,273	Liberbank SA	18,203
562	Liechtensteinische Landesbank AG	31,509
513,763	Lloyds Banking Group plc	202,551
96,996	Lloyds TSB Group plc, ADR	146,464
162	Luzerner Kantonalbank AG	65,729
24,670	Mebuki Financial Group, Inc.	50,311
9,651	Mediobanca SpA	53,192
700	Michinoku Bank, Ltd. (The)	7,702
62,500	Mitsubishi UFJ Financial Group, Inc.	233,197
800	Miyazaki Bank, Ltd. (The)	17,671
3,605	Mizrahi Tefahot Bank, Ltd.	67,356
128,800	Mizuho Financial Group, Inc.	147,428
1,300	Musashino Bank, Ltd. (The)	16,560
800	Nagano Bank, Ltd. (The)	8,326
1,300	Nanto Bank, Ltd. (The)	26,840
22,959	National Australia Bank, Ltd.	242,628
9,441	National Bank of Canada	364,932
7,200	Nishi-Nippon Holdings, Inc.	40,638
35,256	Nordea Bank AB*	199,190
17,400	North Pacific Bank, Ltd.	32,883
7,556	Norwegian Finans Holding ASA*	30,683
1,800	Ogaki Kyoritsu Bank, Ltd. (The)	36,253
1,000	Oita Bank, Ltd. (The)	17,656
23,586	Oversea-Chinese Banking Corp., Ltd.	143,523
28,000	Public Financial Holdings, Ltd.	7,679
7,184	Raiffeisen International Bank-Holding AG	105,422
26,700	Resona Holdings, Inc.	80,354
1,393	Ringkjoebing Landbobank A/S	78,461
12,263	Royal Bank of Canada	754,788
10,941	Royal Bank of Canada	677,796
19,782	Royal Bank of Scotland, ADR	53,807
50,252	Royal Bank of Scotland Group plc	70,078
1,190	San Ju San Financial Group, Inc.	16,451
6,200	San-In Godo Bank, Ltd. (The)	31,254
6,050	Sbanken ASA(a)	29,576
11,600	Senshu Ikeda Holdings, Inc.	17,511
24,500	Seven Bank, Ltd.	63,332
1,300	Shiga Bank, Ltd. (The)	30,933
1,000	Shikoku Bank, Ltd. (The)	7,902

Shares		Fair Value
Common Stocks, continued
Banks, continued
400	Shimizu Bank, Ltd. (The)	$6,845
5,900	Shinsei Bank, Ltd.	78,761
3,800	Shizuoka Bank, Ltd. (The)	23,122
7,610	Skandinaviska Enskilda Banken AB, Class A	51,523
14,223	Societe Generale	239,199
4,543	Spar Nord Bank A/S	27,992
8,634	Sparebank 1 Sr-Bank ASA	49,187
121	St. Galler Kantonalbank AG	50,295
49,637	Standard Chartered plc	273,517
7,000	Sumitomo Mitsui Financial Group, Inc.	170,104
1,300	Sumitomo Mitsui Trust Holdings, Inc.	37,561
1,500	Suruga Bank, Ltd.	4,910
14,413	Svenska Handelsbanken AB, Class A	120,803
3,421	Swedbank AB, Class A*	38,235
3,208	Sydbank A/S*	45,459
1,200	Taiko Bank, Ltd. (The)	16,096
8,700	Tochigi Bank, Ltd. (The)	12,466
6,500	Toho Bank, Ltd. (The)	16,258
1,100	Tokyo Kiraboshi Financial Group, Inc.	11,624
7,500	Tomony Holdings, Inc.	24,957
12,432	Toronto-Dominion Bank (The)	526,992
2,100	Towa Bank, Ltd. (The)	12,227
6,200	Tsukuba Bank, Ltd.	9,746
60,591	Unicaja Banco SA(a)	35,235
35,794	Unicredit SpA	280,179
48,370	Unione di Banche Italiane SpA	127,528
11,127	United Overseas Bank, Ltd.	152,427
682	Valiant Holding AG	54,817
764	Van Lanschot Kempen NV	9,397
34,734	Virgin Money UK plc*	26,566
582	Walliser Kantonalbank, Registered Shares	60,472
41,230	Westpac Banking Corp.	430,825
1,600	Yamagata Bank, Ltd. (The)	19,838
7,200	Yamaguchi Financial Group, Inc.	40,782
1,800	Yamanashi Chuo Bank, Ltd. (The)	12,266
6	Zuger Kantonalbank AG	38,911

		15,962,985

Beverages (1.3%):
3,371	A.G. Barr plc	20,135
1,900	Andrew Peller, Ltd.	11,153
8,852	Anheuser-Busch InBev NV	392,993
4,300	Asahi Breweries, Ltd.	139,636
10,973	Britvic plc	95,325
11,716	C&C Group plc	28,542
645	Carlsberg A/S, Class B	73,243
11,116	Coca-Cola Amatil, Ltd.	61,417
2,200	Coca-Cola Bottlers Japan Holdings, Inc.	45,199
6,758	Coca-Cola European Partners plc	257,465
3,906	Coca-Cola HBC AG	83,932
5,510	Davide Campari - Milano SpA	39,623
4,082	Diageo plc, ADR	518,904
4,304	Fevertree Drinks plc	64,473
3,048	Heineken NV	255,042
900	ITO EN, Ltd.	47,683
7,900	Kirin Holdings Co., Ltd.	156,491
109	Laurent-Perrier	9,011
938	Olvi OYJ	37,586
412	Pernod Ricard SA	58,587
5,750	Primo Water Corp.	52,184
305	Remy Cointreau SA	33,410

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Beverages, continued
2,807	Royal Unibrew A/S	$202,893
4,000	Sapporo Breweries, Ltd.	73,807
3,457	Stock Spirits Group plc	7,039
1,000	Suntory Beverage & Food, Ltd.	37,847
2,800	Takara Holdings, Inc.	20,980
9,431	Treasury Wine Estates, Ltd.	57,841

		2,882,441

Biotechnology (0.5%):
195	Argenx SE*	26,304
788	Bavarian Nordic A/S*	12,693
906	Biogaia AB	38,379
486	Biotest AG	9,751
3,023	CSL, Ltd.	548,203
225	Galapagos NV*	44,633
442	Genmab A/S*	89,746
634	Genus plc	25,768
3,259	Grifols SA	110,972
5,747	Knight Therapeutics, Inc.*	25,323
29,311	Mesoblast, Ltd.*	24,510
1,400	Peptidream, Inc.*	48,872
5,710	Pharma Mar SA*	27,354
1,008	Swedish Orphan Biovitrum AB*	17,160
1,188	Vitrolife AB	17,167
1,155	Zealand Pharma A/S*	39,834

		1,106,669

Building Products (1.1%):
4,300	AGC, Inc.	105,698
1,100	AICA Kogyo Co., Ltd.	31,533
2,028	Arbonia AG	15,937
3,022	ASSA Abloy AB, Class B	57,181
20	Belimo Holding AG, Registered Shares	129,800
2,400	Bunka Shutter Co., Ltd.	17,478
1,800	Central Glass Co., Ltd.	31,351
631	Centrotec SE	7,967
11,276	Compagnie de Saint-Gobain SA	274,088
2,400	Daikin Industries, Ltd.	292,712
153	dorma kaba Holding AG	68,109
567	Geberit AG, Registered Shares	250,229
12,489	Gwa Group, Ltd.	20,500
3,298	Inrom Construction Industries, Ltd.	11,412
2,938	Inwido AB	16,940
7,575	Kingspan Group plc	405,480
4,912	Lindab International AB	38,100
5,400	Lixil Group Corp.	67,159
600	Maeda Kosen Co., Ltd.	11,377
2,617	Nibe Industrier AB, Class B	38,138
4,000	Nichias Corp.	74,942
1,500	Nichiha Corp.	28,459
1,600	Nippon Hume Corp.	9,248
4,100	Nippon Sheet Glass Co., Ltd.	12,617
2,401	Nordic Waterproofing Holding AS(a)	18,028
1,500	Noritz Corp.	16,376
1,400	Okabe Co., Ltd.	9,379
5,784	Polypipe Group plc	32,953
144	Rockwool International A/S	25,920
353	Rockwool International A/S	64,008
1,900	Sankyo Tateyama, Inc.	18,272
7,800	Sanwa Holdings Corp.	60,874
47	Schweiter Technologies AG	45,713
900	Shin Nippon Air Technologies Co., Ltd.	18,036
1,800	Sinko Industries, Ltd.	23,257
1,211	Systemair AB	14,735
1,800	Takara Standard Co., Ltd.	27,656
2,310	Tarkett SA	21,795

Shares		Fair Value
Common Stocks, continued
Building Products, continued
900	TOTO, Ltd.	$29,963
2,597	Tyman plc	4,995
3,400	Uponor OYJ	31,046
638	Zehnder Group AG	24,433

		2,503,894

Capital Markets (2.6%):
13,849	3i Group plc	135,502
24,792	ABG Sundal Collier Holding ASA	7,350
3,200	AGF Management, Ltd.	6,823
1,600	Aizawa Securities Co., Ltd.	11,183
949	Alantra Partners SA	13,507
2,800	Alaris Royalty Corp.	16,417
1,655	Altamir	25,607
817	Amundi SA(a)	48,339
11,464	Anima Holding SpA(a)	30,770
9,209	Ashmore Group plc	40,606
1,066	ASX, Ltd.	51,395
4,255	Avanza Bank Holding AB	35,538
6,343	Azimut Holding SpA	91,525
2,819	Banca Generali SpA	59,119
521	Bellevue Group AG	12,273
4,346	Bolsas y Mercados Espanoles	158,236
16,646	Brewin Dolphin Holdings plc	45,177
86,000	Bright Smart Securities & Commodities Group, Ltd.	9,715
1,119	Brookfield Asset Management, Inc., Class A	49,515
400	Brookfield Asset Management, Inc., Class A	17,733
2,865	Bure Equity AB	45,393
4,759	Burford Capital, Ltd.	24,730
2,497	Canaccord Genuity Group, Inc.	7,684
7,682	CI Financial Corp.	76,268
115	Cie Financiere Tradition SA	12,537
6,760	Close Brothers Group plc	94,585
66,000	Cosmopolitan International Holdings, Ltd.*	8,235
20,849	Credit Suisse Group AG	172,231
18,300	Daiwa Securities Group, Inc.	70,993
4,462	Dea Capital SpA	5,401
12,602	Deutsche Bank AG, Registered Shares	84,636
10,467	Deutsche Bank AG, Registered Shares	67,198
1,138	Deutsche Beteiligungs AG	32,411
2,050	Deutsche Boerse AG	281,527
1,252	Eastnine AB	13,769
5,622	EFG International AG	32,157
258,000	Emperor Capital Group, Ltd.*	4,645
2,588	Euronext NV(a)	192,727
2,000	Fiera Capital Corp.	9,296
3,097	Flow Traders(a)	93,312
10,649	GAM Holding AG*	20,075
2,674	Georgia Capital plc*	14,090
766	Gimv NV	40,071
2,400	GMO Financial Holdings, Inc.	10,136
1,675	Guardian Capital Group, Ltd., Class A	21,879
142,000	Guotai Junan International Hol	18,613
135,243	Haitong International Securities	34,402
5,422	Hargreaves Lansdown plc	92,882
8,576	Hong Kong Exchanges & Clearing, Ltd.	257,556
4,000	Ichiyoshi Securities Co., Ltd.	16,500
11,954	IG Group Holdings plc	102,350
1,732	IGM Financial, Inc.	28,742

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
5,941	Intermediate Capital Group plc	$65,797
22,533	Investec plc	42,340
15,236	IOOF Holdings, Ltd.	34,029
60,525	IP Group plc*	37,500
1,700	IwaiCosmo Holdings, Inc.	14,803
1,400	Jafco Co., Ltd.	36,498
7,200	Japan Exchange Group, Inc.	127,239
4,092	Julius Baer Group, Ltd.	139,763
25,444	Jupiter Fund Management plc	63,042
138,000	Kingston Financial Group, Ltd.	10,795
800	Kyokuto Securities Co., Ltd.	4,309
2,274	London Stock Exchange Group plc	204,842
3,452	Macquarie Group, Ltd.	187,876
3,602	Magellan Financial Group, Ltd.	95,017
63,034	Man Group plc/Jersey	97,054
2,300	Marusan Securities Co., Ltd.	9,642
1,180,000	Mason Group Holdings, Ltd.	4,248
2,000	Matsui Securities Co., Ltd.^	14,687
2,900	Mito Securities Co., Ltd.	5,101
3,035	MLP SE	15,524
7,700	Monex Group, Inc.	12,168
33,189	Natixis	107,882
4,265	Navigator Global Investments, Ltd.	6,211
5,522	Netwealth Group, Ltd.	22,765
11,266	Ninety One plc*	24,189
19,100	Nomura Holdings, Inc.	80,924
28,603	NZX, Ltd.	18,782
9,500	Okasan Securities Group, Inc.	30,092
2,586	Pacific Current Group, Ltd.	6,855
276	Partners Group Holding AG	190,984
8,321	Pendal Group, Ltd.	22,557
2,749	Perpetual, Ltd.	42,427
11,593	Platinum Asset Management, Ltd.^	23,572
2,595	Polar Capital Holdings plc	12,367
3,710	Premier Miton Group plc	3,865
72,391	Quilter plc(a)	105,764
565	Rathbone Brothers plc	10,480
9,785	Ratos AB, Class B	20,404
2,199	Rothschild & Co.	44,766
3,700	SBI Holdings, Inc.	53,985
2,090	Schroders plc	64,179
1,368	Schroders plc	35,928
11,400	Singapore Exchange, Ltd.	73,427
4,300	Sprott, Inc.	6,998
19,541	St. James Place plc	186,157
700	Strike Co., Ltd.	22,759
900	Swissquote Group Holding SA	52,226
2,584	Tamburi Investment Partners SP	15,987
331	TMX Group, Ltd.	24,646
8,500	Tokai Tokyo Financial Holdings, Inc.	19,328
4,000	Toyo Securities Co., Ltd.	4,888
25,317	TP ICAP plc	106,156
15,471	UBS Group AG	144,659
17,400	Uob-Kay Hian Holdings, Ltd.	13,948
1,665	Vontobel Holding AG	81,905
245	Vp Bank AG, Registered Shares	31,852
110	VZ Holding AG	36,953

		5,826,502

Chemicals (4.0%):
900	Achilles Corp.	14,609
3,300	Adeka Corp.	41,321
4,658	Air Liquide SA	596,884
7,800	Air Water, Inc.	107,343
2,028	Akzo Nobel NV	133,662
700	Arakawa Chemical Industries, Ltd.	7,798
4,466	Arkema SA	308,759

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
28,500	Asahi Kasei Corp.	$201,460
1,100	ASAHI YUKIZAI Corp.	14,215
1,154	BASF SE	55,762
3,760	Borregaard ASA	35,044
2,300	Carlit Holdings Co., Ltd.	9,919
52,400	China Sunsine Chemical Holdings, Ltd.	11,044
1,540	Christian Hansen Holding A/S	115,586
1,600	CI Takiron Corp.	8,884
10,241	Clariant AG	172,318
3,032	Corbion NV	90,207
6,567	Covestro AG(a)	203,939
2,733	Croda International plc	144,501
1,000	Dai Nippon Toryo Co., Ltd.	7,361
9,800	Daicel Corp.	71,563
2,600	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	18,100
900	Dainichiseika Color & Chemical	19,671
5,100	Dainippon Ink & Chemicals, Inc.	112,770
5,600	Denka Co., Ltd.	117,872
500	DKS Co., Ltd.	17,347
18,377	Elementis plc	11,317
132	EMS-Chemie Holding AG	83,118
8,516	Ercros SA	21,288
9,485	Essentra plc	31,064
60,321	Evolva Holding SA*	11,425
3,245	Evonik Industries AG	69,268
2,601	Fuchs Petrolub AG	92,394
1,469	FUCHS Petrolub SE	47,872
1,100	Fujimori Kogyo Co., Ltd.	29,803
1,400	Fuso Chemical Co., Ltd.	39,294
65	Givaudan SA, Registered Shares	201,611
29	Gurit Holding AG	34,538
835	H&R GMBH & Co. KGAA*	3,716
1,900	Harima Chemicals Group, Inc.	19,760
4,570	Hexpol AB	27,448
600	Hitachi Chemical Co., Ltd.	25,581
700	Hodogaya Chemical Co., Ltd.	19,941
23,199	Incitec Pivot, Ltd.	29,541
1,500	Ishihara Sangyo Kaisha, Ltd.	7,654
25,088	Israel Chemicals, Ltd.	79,718
1,700	JCU Corp.	35,387
6,711	Johnson Matthey plc	149,104
700	Jsp Corp.	9,055
2,000	JSR Corp.	36,847
5,063	K+S AG, Registered Shares^	30,006
2,000	Kaneka Corp.	47,908
1,100	Kansai Paint Co., Ltd.	20,978
5,000	Kanto Denka Kogyo Co., Ltd.	35,808
7,358	Kemira OYJ*	71,425
2,900	Kh Neochem Co., Ltd.	40,700
1,500	Koatsu Gas Kogyo Co., Ltd.	10,041
2,058	Koninklijke DSM NV	233,795
1,000	Konishi Co., Ltd.	13,275
11,800	Kuraray Co., Ltd.	119,270
800	Kureha Corp.	32,585
4,531	Lanxess AG	181,342
671	Lenzing AG	37,165
1,300	Lintec Corp.	27,402
2,350	Methanex Corp.	28,600
20,500	Mitsubishi Chemical Holdings Corp.	121,987
4,800	Mitsubishi Gas Chemical Co., Inc.	52,146
4,400	Mitsui Chemicals, Inc.	83,513
800	Nihon Kagaku Sangyo Co., Ltd.	6,897
2,300	Nihon Nohyaku Co., Ltd.	8,909
2,600	Nihon Parkerizing Co., Ltd.	27,139

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
600	Nippon Chemical Industrial Co., Ltd.	$12,320
5,500	Nippon Kayaku Co., Ltd.	50,625
600	Nippon Paint Holdings Co., Ltd.	31,634
1,400	Nippon Pillar Packing Co., Ltd.	16,300
700	Nippon Shokubai Co., Ltd.	32,093
800	Nippon Soda Co., Ltd.	19,965
2,400	Nissan Chemical Corp.	87,421
2,700	Nitto Denko Corp.	120,545
1,400	NOF Corp.	44,451
3,539	Novozymes A/S, Class B	161,431
14,367	Nufarm, Ltd.*	46,159
4,481	Nutrien, Ltd.	152,085
6,900	Nutrien, Ltd.	235,917
1,600	OCI NV*	19,217
500	Okamoto Industries, Inc.	17,990
600	Okura Industrial Co., Ltd.	8,772
8,641	Orica, Ltd.	81,039
1,000	Osaka Organic Chemical Industry, Ltd.	13,909
964	Plastivaloire	3,872
1,600	Rasa Industries, Ltd.	19,761
2,613	Recticel SA	14,075
2,800	Riken Technos Corp.	9,985
500	Sakai Chemical Industry Co., Ltd.	8,321
2,400	Sakata Inx Corp.	20,207
700	Sanyo Chemical Industries, Ltd.	25,630
900	Sekisui Plastics Co., Ltd.	4,665
1,100	Shikoku Chemicals Corp.	10,111
3,400	Shin-Etsu Chemical Co., Ltd.	337,017
1,800	Shin-Etsu Polymer Co., Ltd.	14,038
6,900	Showa Denko K.K.	142,682
1,873	Sika AG	310,028
1,754	SOL SpA	19,078
778	Solvay SA	56,728
400	Stella Chemifa Corp.	8,982
1,500	Sumitomo Bakelite Co., Ltd.	31,825
38,000	Sumitomo Chemical Co., Ltd.	112,781
300	Sumitomo Seika Chemicals Co. Ltd.	7,396
2,206	Symrise AG	208,863
18,622	Synthomer plc	56,066
700	T Hasegawa Co., Ltd.	13,222
1,200	T&K Toka Co., Ltd.	7,894
900	Taiyo Holdings Co., Ltd.	33,934
3,000	Taiyo Nippon Sanso Corp.	44,442
600	Takasago International Corp.	11,216
600	Tayca Corp.	7,979
9,600	Teijin, Ltd.	162,664
500	Tenma Corp.	7,476
1,223	Tessenderlo Group SA*	34,409
2,007	Tikkurila OYJ	22,332
4,900	Toagosei Co., Ltd.	42,647
8,100	Tokai Carbon Co., Ltd.	66,836
4,100	Tokuyama Corp.	79,270
600	Tokyo Ohka Kogyo Co., Ltd.	23,001
28,400	Toray Industries, Inc.	123,166
13,500	Tosoh Corp.	153,615
1,200	Toyo Ink SC Holdings Co., Ltd.	22,714
5,000	Toyobo Co., Ltd.	52,862
7,200	Ube Industries, Ltd.	110,352
3,116	Umicore SA	108,933
3,635	Victrex plc	88,701
329	Wacker Chemie AG	16,742
997	Yara International ASA	31,594
7,400	Zeon Corp.	55,660

		8,881,219

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies (1.4%):
800	AEON Delight Co., Ltd.	$24,515
17,026	Aggreko plc	102,543
29,916	Babcock International Group plc	141,770
748	Befesa SA(a)	21,900
1,800	Bell System24 Holdings, Inc.	18,732
13,069	Biffa plc(a)	29,069
896	Bilfinger SE	15,289
13,431	Bingo Industries, Ltd.	16,055
1,670	Black Diamond Group, Ltd.*	1,246
14,490	Brambles, Ltd.	95,595
5,960	Bravida Holding AB(a)	42,152
800	Calian Group, Ltd.	20,746
2,850	Caverion Corp.*	13,325
300	Central Security Patrols Co., Ltd.	10,818
432	Cewe Stiftung & Co. KGAA	37,989
46,000	Cleanaway Waste Management, Ltd.	48,872
10,948	Collection House, Ltd.	7,304
1,829	Coor Service Management Holding AB(a)	8,963
3,600	CTS Co., Ltd.	18,248
4,400	Dai Nippon Printing Co., Ltd.	93,728
1,000	Daiseki Co., Ltd.	21,264
4,203	De La Rue plc	3,001
3,731	Derichebourg SA	10,157
30,001	Downer EDI, Ltd.	54,584
1,100	Duskin Co., Ltd.	28,982
4,244	Edenred	177,577
1,700	EF-ON, Inc.	7,181
9,528	Elis SA	90,361
79,627	G4S plc	90,863
435	GL Events	6,448
16,464	HomeServe plc	215,613
10,900	Horizon North Logistics, Inc.	2,169
900	Inaba Seisakusho Co., Ltd.	10,647
2,297	Intrum AB^	30,610
5,989	ISS A/S	82,578
1,800	Itoki Corp.	5,277
42,602	IWG plc	90,828
400	Japan Elevator Service Holdings Co., Ltd.	9,193
3,300	Kokuyo Co., Ltd.	46,251
400	Kyodo Printing Co., Ltd.	10,130
2,302	Lassila & Tikanoja OYJ	29,144
4,748	Loomis AB	96,685
700	Matsuda Sangyo Co., Ltd.	8,226
5,449	Mears Group plc	9,183
22,737	Mitie Group plc	18,330
2,100	Mitsubishi Pencil Co., Ltd.	27,669
1,400	NAC Co., Ltd.	10,226
15,900	Nippon Parking Development Co., Ltd.	19,908
1,600	Okamura Corp.	12,823
1,100	Oyo Corp.	12,527
2,700	Park24 Co., Ltd.	39,535
2,696	PayPoint plc	17,923
1,400	Pilot Corp.	46,570
2,400	Prestige International, Inc.	18,418
13,654	Prosegur Cia de Seguridad SA	34,359
2,400	Relia, Inc.	23,223
11,583	Renewi plc	3,368
48,751	Rentokil Initial plc	233,929
2,500	Ritchie Bros Auctioneers Inc.	85,637
3,299	RPS Group plc	1,402
900	Sato Holdings Corp.	17,690
487	Seche Environnement SA	15,634
700	SECOM Co., Ltd.	58,208

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
6,430	Securitas AB, Class B	$69,655
3,267	Smartgroup Corp., Ltd.	9,784
1,201	Societe BIC SA	67,157
700	Sohgo Security Services Co., Ltd.	34,108
5,537	Spie SA	55,614
1,300	Takeei Corp.	9,378
2,256	Tomra Systems ASA	63,235
2,600	Toppan Forms Co., Ltd.	23,177
3,280	Toppan Printing Co., Ltd.	50,277
4,470	Transcontinental, Inc.	39,678
980	Waste Connections, Inc.	75,950
290	Waste Connections, Inc.	22,506

		3,123,709

Communications Equipment (0.2%):
2,792	Adva Optical Networking Se*	16,179
700	Aiphone Co., Ltd.	9,350
1,800	Audiocodes, Ltd.	43,002
700	Denki Kogyo Co., Ltd.	16,139
991	Evs Broadcast Equipment SA	13,525
500	Icom, Inc.	11,909
18,706	Nokia OYJ	58,690
10,200	Quarterhill, Inc.	12,251
418	RTX A/S	10,523
2,600	Sierra Wireless, Inc.*	14,690
26,263	Spirent Communications plc	68,299
9,443	Telefonaktiebolaget LM Ericsson, Class B	77,135
9,300	VTech Holdings, Ltd.	67,081

		418,773

Construction & Engineering (2.2%):
4,290	ACS Actividades de Construccion y Servicios SA	83,787
3,143	Adapteo OYJ*	26,973
3,353	Aecon Group, Inc.	29,929
2,733	AF Gruppen ASA	38,426
4,247	Arcadis NV	67,607
300	Asanuma Corp.	10,478
2,110	Badger Daylighting, Ltd.	34,144
14,080	Balfour Beatty plc	37,753
375	Bauer AG	4,158
3,929	Boskalis Westminster	70,929
16,800	Boustead Singapore, Ltd.	7,065
7,647	Bouygues SA	224,344
209	Burkhalter Holding AG	12,061
14,759	Cardno, Ltd.*	2,218
1,700	Chudenko Corp.	34,715
589	CIE d’Entreprises CFE SA	42,252
2,026	Cimic Group, Ltd.	28,848
1,721	ComSys Holdings Corp.	44,334
6,098	Costain Group plc	2,655
1,600	CTI Engineering Co., Ltd.	24,770
500	Dai-Dan Co., Ltd.	13,557
1,200	Daiho Corp.	25,145
800	Daiichi Kensetsu Corp.	12,659
4,435	Eiffage SA	314,010
2,783	Elecnor SA	22,284
44	Electra, Ltd./Israel	18,475
7,737	Eltel AB*(a)	12,321
37,002	Empresas ICA SAB de C.V.*	30
2,038	Ferrovial SA	48,925
1,664	FLSmidth & Co. A/S	37,657
1,845	Fomento de Construcciones y Contratas SA	15,049
440	Fudo Tetra Corp.	5,221
200	Fukuda Corp.	7,843
4,363	Galliford Try Holdings plc	7,022

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
6,000	Hazama Ando Corp.	$38,269
1,713	Heijmans NV*	10,267
600	Hibiya Engineering, Ltd.	10,793
373	Hochtief AG	24,797
600	Ichiken Co., Ltd.	6,691
1,093	Implenia AG	38,620
14,759	Intega Group, Ltd.*	1,702
7,400	JGC Holdings Corp.	59,366
15,905	John Laing Group plc(a)	66,922
8,879	Johns Lyng Group, Ltd.	11,705
9,800	Kajima Corp.	100,589
3,000	Kandenko Co., Ltd.	23,937
400	Kawada Technologies, Inc.	20,053
5,690	Keller Group plc	37,170
26,029	Kier Group plc*	24,179
5,100	Kinden Corp.	75,356
15,900	Koninklijke BAM Groep NV	22,234
1,600	Kumagai Gumi Co., Ltd.	36,985
3,500	Kyowa Exeo Corp.	78,020
2,200	Kyudenko Corp.	59,555
7,400	Lian Beng Group, Ltd.	1,839
5,300	Maeda Corp.	39,114
1,200	Maeda Road Construction Co., Ltd.	22,379
9,546	Maire Tecnimont SpA	15,128
1,700	Meisei Industrial Co., Ltd.	11,488
3,300	Mirait Holdings Corp.	41,160
5,179	Monadelphous Group, Ltd.	32,483
1,922	Morgan Sindall Group plc	28,573
1,375	NCC AB, Class B	18,062
1,000	Nichireki Co., Ltd.	12,058
1,900	Nippo Corp.	41,938
1,600	Nippon Densetsu Kogyo Co., Ltd.	31,420
700	Nippon Koei Co., Ltd.	19,047
200	Nippon Road Co., Ltd. (The)	12,739
2,800	Nishimatsu Construction Co., Ltd.	53,700
30,510	NRW Holdings, Ltd.	24,498
23,900	Obayashi Corp.	204,762
4,863	Obrascon Huarte Lain SA*	3,145
1,100	Okumura Corp.	22,914
8,600	OSJB Holdings Corp.	19,051
12,582	Peab AB	90,852
18,100	Penta-Ocean Construction Co., Ltd.	95,280
1,318	Per Aarsleff Holding A/S	29,161
2,500	Raito Kogyo Co., Ltd.	28,423
21,562	Sacyr SA	32,917
1,900	Sanki Engineering Co., Ltd.	21,332
1,700	Seikitokyu Kogyo Co., Ltd.	12,853
26,757	Service Stream, Ltd.	30,750
3,211	Shapir Engineering And Indus*	20,553
11,913	Shikun & Binui, Ltd.	41,332
15,800	Shimizu Corp.	123,596
1,500	Shinnihon Corp.	11,463
8,714	Skanska AB, Class B	132,930
5,800	SNC-Lavalin Group, Inc.	85,573
881	Strabag Se	20,098
1,000	Sumitomo Densetsu Co., Ltd.	20,567
12,380	Sumitomo Mitsui Construction	54,655
2,479	Sweco AB-B Shs	70,899
700	Taihei Dengyo Kaisha, Ltd.	14,980
800	Taikisha, Ltd.	23,347
5,400	Taisei Corp.	165,103
1,400	Takamatsu Construction Group C	30,109
400	Tekken Corp.	8,696
900	TOA Corp.	12,024
400	TOA Road Corp.	11,130
1,630	Tobishima Corp.	15,129

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
8,900	Toda Corp.	$51,821
400	Toenec Corp.	11,784
1,000	Tokyo Energy & Systems, Inc.	7,658
5,100	Tokyu Construction Co., Ltd.	26,866
1,100	Totetsu Kogyo Co., Ltd.	29,750
4,300	Toyo Construction Co., Ltd.	17,446
2,100	Toyo Engineering Corp.*	6,286
3,109	Veidekke ASA	26,078
8,804	Vinci SA	728,287
1,400	Wakachiku Construction Co., Ltd.	15,685
1,700	Yahagi Construction Co., Ltd.	12,321
7,664	YIT OYJ	34,057
1,200	Yokogawa Bridge Holdings Corp.	21,877
1,200	Yurtec Corp.	6,830

		4,970,850

Construction Materials (0.9%):
13,883	Adelaide Brighton, Ltd.	17,567
1,800	Asia Pile Holdings Corp.	6,704
34,094	Boral, Ltd.	42,623
4,759	Brickworks, Ltd.	38,534
2,629	Buzzi Unicem SpA	48,067
1,147	Buzzi Unicem SpA	10,771
23,680	CRH plc, ADR	635,570
2,602	CRH plc	70,908
22,791	CSR, Ltd.	44,133
14,576	Fletcher Building, Ltd.	30,256
1,160	H+H International A/S, Class B*	13,272
2,326	HeidelbergCement AG	101,420
13,005	Ibstock plc(a)	24,479
1,410	Imerys SA	35,470
5,016	James Hardie Industries SE	58,485
400	Krosaki Harima Corp.	15,133
8,941	LafargeHolcim, Ltd., Registered Shares	326,990
13,487	Marshalls plc	98,612
2,500	Nippon Concrete Industries Co., Ltd.	6,201
500	Shinagawa Refractories Co., Ltd.	10,268
123	STO SE & Co KGaA	11,236
1,500	Sumitomo Osaka Cement Co., Ltd.	45,022
7,200	Taiheiyo Cement Corp.	123,158
1,300	TYK Corp.	3,393
998	Vicat	25,381

		1,843,653

Consumer Finance (0.3%):
5,400	AEON Financial Service Co., Ltd.	57,769
15,300	Aiful Corp.*	34,244
96,000	Allied Properties HK, Ltd.	16,431
9,830	Arrow Global Group plc	13,022
6,358	Axactor SE*	3,761
1,148	Cembra Money Bank AG	105,974
2,046	Credit Corp. Group, Ltd.	16,993
6,600	Credit Saison Co., Ltd.	76,653
18,226	Eclipx Group, Ltd.*	7,874
18,254	Flexigroup, Ltd.	8,673
1,185	Gruppo MutuiOnline SpA	19,964
2,616	H&T Group plc	8,625
4,100	Hitachi Capital Corp.	77,266
5,740	Hoist Finance AB*(a)	14,262
17,800	Hong Leong Finance, Ltd.	26,466
14,415	International Personal Finance	13,623
577	Isracard, Ltd.	1,548
4,300	J Trust Co., Ltd.	8,913
1,800	Jaccs Co., Ltd.	30,511
8,490	Money3 Corp., Ltd.	6,587
15,200	Orient Corp.	17,010
213,600	Oshidori International Holdings, Ltd.	17,621

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
4,742	Provident Financial plc	$12,747
4,452	Resurs Holding AB(a)	15,313
38,000	Sun Hung Kai & Co., Ltd.	14,275

		626,125

Containers & Packaging (0.6%):
8,372	BillerudKorsnas AB	91,622
4,231	Cascades, Inc.	37,797
1,780	CCL Industries, Inc.	54,130
47,580	DS Smith plc	161,849
800	FP Corp.	53,045
1,900	Fuji Seal International, Inc.	33,662
1,000	Hokkan Holdings, Ltd.	14,310
5,634	Huhtamaki OYJ	180,570
3,327	Intertape Polymer Group, Inc.	23,739
276	Mayr Melnhof Karton AG	34,321
59,022	Orora, Ltd.	89,728
6,607	Pact Group Holdings, Ltd.*	6,183
8,600	Rengo Co., Ltd.	67,123
8,406	SIG Combibloc Group AG	125,998
8,689	Smurfit Kappa Group plc	244,942
500	Taisei Lamick Co., Ltd.	11,671
600	Tomoku Co., Ltd.	8,487
5,400	Toyo Seikan Group Holdings, Ltd.	61,643
15	Vetropack Holding AG	39,874
887	Vidrala SA	80,150
300	Winpak, Ltd.	9,274

		1,430,118

Distributors (0.2%):
600	Arata Corp.	25,729
10,053	Bapcor, Ltd.	25,090
1,900	Canon Marketing Japan, Inc.	37,543
500	Chori Co., Ltd.	7,112
1,234	D’ieteren SA/NV	61,192
1,000	Doshisha Co., Ltd.	11,866
1,600	Happinet Corp.	16,245
4,313	Headlam Group plc	16,588
29,210	Inchcape plc	156,712
3,000	Jardine Cycle & Carriage, Ltd.	41,564
7,157	John Menzies plc	6,925
400	Paltac Corp.	19,975
3,025	Uni-Select, Inc.	10,986

		437,527

Diversified Consumer Services (0.1%):
23,128	AA plc	4,920
3,986	Academedia AB(a)	19,659
2,000	Benesse Holdings, Inc.	50,944
32,000	China New Higher Education Group Limited(a)	11,703
10,000	Cross-Harbour Holdings, Ltd. (The)	14,126
4,259	Dignity plc	14,719
23,577	G8 Education, Ltd.	12,490
1,700	IBJ, Inc.	7,671
5,459	IDP Education, Ltd.	37,943
6,281	InvoCare, Ltd.	40,617
1,800	Japan Best Rescue System Co., Ltd.	10,145
300	PIA Corp.	6,141
900	QB Net Holdings Co., Ltd.	13,398
2,600	Riso Kyoiku Co., Ltd.	6,876
700	Studio Alice Co., Ltd.	9,569
1,300	Take And Give Needs Co., Ltd.	6,701

		267,622

Diversified Financial Services (0.8%):
1,250	Ackermans & Van Haaren NV	163,162
376	Aker ASA	8,519
119,178	AMP, Ltd.*	97,163

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
3,396	Banca Farmafactoring SpA*(a)	$17,639
1,140	Banca Ifis SpA	11,127
3,032	Banca Mediolanum SpA	15,463
6,216	Cerved Group SpA	37,006
19,699	Challenger, Ltd.	50,138
14,100	Ecn Capital Corp.	37,677
2,300	eGuarantee, Inc.	33,693
20,244	Element Fleet Management Corp.	128,908
3,300	Financial Products Group Co., Ltd.	16,650
108,669	First Pacific Co., Ltd.	20,064
1,200	Fuyo General Lease Co., Ltd.	60,841
596,000	Get Nice Holdings, Ltd.	11,122
1,236,000	G-Resources Group, Ltd.*	7,155
167	Hypoport SE*	49,040
7,214	IMF Bentham, Ltd.	16,730
800	Japan Investment Adviser Co., Ltd.	4,570
4,600	Japan Securities Finance Co., Ltd.	21,021
114,599	M&G plc*	159,539
23,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	113,120
1,800	Mizuho Leasing Co., Ltd.	35,058
900	NEC Capital Solutions, Ltd.	15,313
16,085	Ofx Group, Ltd.	12,388
1,197	Onex Corp.	43,819
23,500	ORIX Corp.	282,636
4,352	Pioneer Credit, Ltd.*	1,012
5,100	Plus500, Ltd.	68,270
1,100	Ricoh Leasing Co., Ltd.	28,928
42,370	Standard Life Aberdeen plc	117,188
1,900	Tokyo Century Corp.	59,431
2,800	Zenkoku Hosho Co., Ltd.	87,947

		1,832,337

Diversified Telecommunication Services (2.6%):
26,000	APT Satellite Holdings, Ltd.	8,188
644	BCE, Inc.	26,422
974	BCE, Inc.	39,797
36,348	Bezeq Israeli Telecommunication Corp., Ltd. (The)*	26,335
323,265	BT Group plc	471,378
1,442	Cellnex Telecom SAU(a)	65,617
25,395	Chorus, Ltd.	103,836
155,000	CITIC Telecom International Holdings, Ltd.	51,241
60,785	Deutsche Telekom AG, Registered Shares*	804,604
4,161	Elisa OYJ	258,488
4,460	Euskaltel SA(a)	33,101
2,209	Gamma Communications plc	27,381
27,500	HKBN, Ltd.	43,258
82,295	HKT Trust & HKT, Ltd.	111,731
426	Iliad SA	57,885
2,100	Internet Initiative Japan, Inc.	68,914
121,735	Koninklijke KPN NV	291,101
2,835	Masmovil Ibercom SA*	45,025
68,700	NetLink NBN Trust	43,334
7,000	Nippon Telegraph & Telephone Corp.	166,135
46,684	Orange SA	578,639
275,553	PCCW, Ltd.	151,424
5,067	Proximus SADP	116,247
9,797	QSC AG	10,769
48,100	Singapore Telecommunications, Ltd.	86,040
34,736	Spark New Zealand, Ltd.	84,641
13,084	Speedcast International, Ltd.*	6,356
2,262	Sunrise Communications Group(a)	182,719
9,426	Superloop, Ltd.*	3,306
977	Swisscom AG, Registered Shares	526,927

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
29,050	Talktalk Telecom Group plc	$30,617
390,521	Telecom Italia SpA*	159,660
264,667	Telecom Italia SpA	104,741
45,006	Telefonica Deutschland Holding AG	111,824
47,197	Telefonica SA	216,614
4,768	Telekom Austria AG	33,315
5,872	Telenor ASA	86,188
34,540	Telia Co AB	124,353
41,906	Telstra Corp., Ltd.	79,954
14,183	TPG Telecom, Ltd.	61,405
6,450	United Internet AG, Registered Shares	193,430
1,800	Vision, Inc.*	11,122
38,580	Vocus Group, Ltd.*	60,510

		5,764,572

Electric Utilities (1.8%):
2,033	Acciona SA	217,012
33,016	AusNet Services	34,864
703	BKW AG	57,882
3,200	Chubu Electric Power Co., Inc.	45,119
2,800	Chugoku Electric Power Co., Inc. (The)	39,210
7,000	CK Infrastructure Holdings, Ltd.	37,077
13,564	CLP Holdings, Ltd.	124,679
5,549	Contact Energy, Ltd.	19,065
25,791	EDP - Energias de Portugal SA	103,606
18,599	Electricite de France	146,637
633	Elia Group SA/NV	62,007
2,200	Emera, Inc.	86,774
4,746	Endesa SA	101,580
76,385	Enel SpA	531,525
3,198	EVN AG	46,935
2,853	Fortis, Inc.	109,984
1,300	Fortis, Inc.	50,139
8,437	Fortum OYJ	124,018
18,530	Genesis Energy, Ltd.	27,325
30,000	HK Electric Investments, Ltd.	28,814
7,700	Hokkaido Electric Power Co., Inc.	33,386
3,500	Hokuriku Electric Power Co.	24,572
3,000	Hydro One, Ltd.(a)	54,026
72,781	Iberdrola SA	718,441
27,751	Infratil, Ltd.	63,988
3,500	Kansai Electric Power Co., Inc. (The)	39,047
7,200	Kyushu Electric Power Co., Inc.	58,011
9,445	Mercury NZ, Ltd.	23,622
1,325	Okinawa Electric Power Co., Inc.	24,438
986	Orsted A/S(a)	96,863
11,500	Power Assets Holdings, Ltd.	68,514
8,090	Red Electrica Corp SA	145,635
11	Romande Energie Holding SA, Registered Shares	11,996
20,594	Scottish & Southern Energy plc	332,289
3,300	Shikoku Electric Power Co., Inc.	26,123
23,736	Spark Infrastructure Group	28,295
13,794	Terna SpA	87,389
3,900	Tohoku Electric Power Co., Inc.	37,657
20,300	Tokyo Electric Power Co. Holdings, Inc.*	70,943
284	Verbund AG, Class A	10,291

		3,949,778

Electrical Equipment (1.2%):
13,429	ABB, Ltd.	236,215
600	Chiyoda Integre Co., Ltd.	8,912
1,200	Daihen Corp.	32,139
1,300	Denyo Co., Ltd.	23,192

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
5,400	Fuji Electric Co., Ltd.	$122,177
16,000	Fujikura, Ltd.	46,307
4,000	Furukawa Electric Co., Ltd. (The)	72,679
1,200	Futaba Corp.	11,709
38	Gavazzi Carlo Holding AG	8,033
4,600	GS Yuasa Corp.	61,797
400	Hirakawa Hewtech Corp.	3,268
815	Huber & Suhner AG	51,036
1,600	Idec Corp./Japan	20,288
29,500	Johnson Electric Holdings, Ltd.	46,198
254	Kendrion NV	2,743
4,095	Legrand SA	263,071
1,100	Mabuchi Motor Co., Ltd.	32,857
57,704	Melrose Industries plc	65,150
346	Mersen	6,341
12,700	Mitsubishi Electric Corp.	156,761
1,227	Nexans SA	36,414
800	Nidec Corp.	41,503
500	Nippon Carbon Co., Ltd.	14,888
2,700	Nissin Electric Co., Ltd.	23,167
2,100	Nitto Kogyo Corp.	33,600
821	NKT A/S*	14,703
4,617	Nordex Se*	36,024
3,659	OSRAM Licht AG*^	162,665
17	Phoenix Mecano AG	6,039
6,311	PNE AG	27,704
1,875	Prysmian SpA	30,019
400	Sanyo Denki Co., Ltd.	16,119
3,972	Schneider Electric SA	341,889
200	SEC Carbon, Ltd.	11,491
2,150	SGL Carbon SE*	5,877
3,365	Siemens Gamesa Renewable Energy	50,618
6,301	Signify NV(a)	122,361
1,000	Sinfonia Technology Co., Ltd.	8,890
417	Somfy SA	35,347
2,200	SwCC Showa Holdings Co., Ltd.	20,529
900	Takaoka Toko Co., Ltd.	7,898
4,000	Tatsuta Electric Wire And Cable Co., Ltd.	17,028
2,597	TKH Group NV	72,364
600	Toyo Tanso Co., Ltd.	7,764
4,400	Ushio, Inc.	42,094
2,155	Vestas Wind Systems A/S	175,482
920	XP Power, Ltd.	29,780

		2,663,130

Electronic Equipment, Instruments & Components (1.8%):
1,300	Ai Holdings Corp.	16,039
10,360	Alps Alpine Co., Ltd.	100,403
506	ALSO Holding AG, Registered Shares	80,246
2,300	Amano Corp.	50,834
1,400	Anritsu Corp.	25,991
3,800	Arisawa Manufacturing Co., Ltd.	28,218
3,172	Austria Technologie & Systemte	46,700
1,000	Azbil Corp.	25,983
333	Barco NV	51,427
225	Basler AG	9,263
900	Canon Electronics, Inc.	13,286
5,004	Celestica, Inc.*	17,568
157	Cicor Technologies, Ltd.	5,867
13,600	Citizen Watch Co., Ltd.	48,249
3,400	CMK Corp.	13,991
5,568	Codan, Ltd./Australia	18,343
1,300	Conexio Corp.	16,211

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
46,000	Cowell e Holdings, Inc.	$10,747
400	Dai-ichi Seiko Co., Ltd.	7,123
1,000	Daiwabo Holdings Co., Ltd.	48,024
545	Datalogic SpA	6,382
3,500	Dexerials Corp.	22,599
21,950	Electrocomponents plc	140,112
1,100	Elematec Corp.	7,839
1,200	Enplas Corp.	23,540
1,300	Espec Corp.	19,745
700	Evertz Technologies, Ltd.	6,512
148,000	FIH Mobile, Ltd.*	16,534
7,452	Fingerprint Cards AB*	9,873
2,100	Furuno Electric Co., Ltd.	16,376
400	Hagiwara Electric Co., Ltd.	8,150
500	Hakuto Co., Ltd.	4,482
9,663	Halma plc	229,526
400	Hamamatsu Photonics KK	16,375
1,508	Hexagon AB, Class B	64,378
200	Hirose Electric Co., Ltd.	20,747
600	Hitachi High-Technologies Corp.	44,542
6,700	Hitachi, Ltd.	195,063
1,200	Hochiki Corp.	15,176
700	Horiba, Ltd.	34,820
2,600	Hosiden Corp.	18,175
1,200	IBIDEN Co., Ltd.	26,291
91	Inficon Holding AG	59,316
2,871	Ingenico Group	305,054
500	Iriso Electronics Co., Ltd.	14,764
4,000	Japan Aviation Electronics Industry, Ltd.	48,081
1,100	Japan Cash Machine Co., Ltd.	5,511
21,200	Japan Display, Inc.*	9,602
1,679	Jenoptik AG	27,526
1,000	Kaga Electronics Co., Ltd.	15,733
400	Keyence Corp.	129,104
1,200	Koa Corp.	9,896
2,388	Kudelski SA	7,672
800	Kyocera Corp.	47,449
3,500	Kyosan Electric Manufacturing Co., Ltd.	15,096
1,835	Lagercrantz Group AB, Class B	21,457
365	Landis+Gyr Group AG	25,168
26	Lem Holding SA, Registered Shares	28,656
2,200	Macnica Fuji Electronics Holdings	27,309
700	Maruwa Co., Ltd./Aichi	42,699
2,000	Meiko Electronics Co., Ltd.	24,717
2,366	Micronic Mydata AB	28,884
2,156	Midwich Group plc	10,607
4,600	Murata Manufacturing Co., Ltd.	232,862
1,500	Nagano Keiki Co., Ltd.	11,152
267	Nederland Apparatenfabriek	10,567
2,800	Nichicon Corp.	17,509
600	Nippon Chemi-Con Corp.	6,593
4,400	Nippon Electric Glass Co., Ltd.	58,950
3,400	Nippon Signal Co., Ltd.	33,191
1,800	Nissha Co., Ltd.	11,938
600	Nohmi Bosai, Ltd.	11,131
3,600	OKI Electric Industry Co., Ltd.	33,790
700	Omron Corp.	36,422
1,200	Optex Group Co., Ltd.	11,091
3,000	Osaki Electric Co., Ltd.	14,838
3,519	Oxford Instruments plc	55,841
8,300	Pricer AB	13,122
464	Renishaw plc	18,190
1,100	Restar Holdings Corp.	15,410

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,400	Ryoden Corp.	$16,819
1,100	Ryosan Co., Ltd.	24,369
900	Sanshin Electronics Co., Ltd.	11,633
700	Shibaura Electronics Co., Ltd.	13,189
900	Shimadzu Corp.	23,694
1,200	Shinko Shoji Co., Ltd.	9,902
2,000	Siix Corp.	16,040
3,154	Smart Metering Systems plc	25,989
2,172	Spectris plc	65,974
6,120	Strix Group plc	12,496
2,000	Sumida Corp.	12,260
700	Tachibana Eletech Co., Ltd.	9,392
6,700	Taiyo Yuden Co., Ltd.	177,166
2,500	Tamura Corp.	9,144
2,900	TDK Corp.	224,438
5,000	Topcon Corp.	37,052
1,300	Toyo Corp.	11,698
7,103	TT Electronics plc	13,522
400	V Technology Co., Ltd.	11,565
312	Vaisala OYJ, Class A*	9,303
7,400	Venture Corp., Ltd.	70,356
74,000	Vstecs Holdings, Ltd.	34,451
2,000	Yaskawa Electric Corp.	54,968
8,400	Yokogawa Electric Corp.	101,184
1,100	Yokowo Co., Ltd.	21,966

		4,097,218

Energy Equipment & Services (0.3%):
7,314	Akastor ASA*	2,777
5,393	Aker Solutions ASA*^	2,861
1,137	Bonheur ASA	16,526
2,991	BW Offshore, Ltd.*	5,211
5,101	Calfrac Well Services, Ltd.*	870
5,874	Ces Energy Solutions Corp.	3,381
29,491	CGG SA*	26,940
4,726	Computer Modelling Group, Ltd.	12,864
6,058	Enerflex, Ltd.	25,100
8,606	Ensign Energy Services, Inc.	3,180
106,730	Ezion Holdings, Ltd.*	608
4,488	Fugro NV*	18,248
6,704	Hunting plc	14,489
22,482	John Wood Group plc	43,141
8,257	Lamprell plc*	1,345
1,000	Modec, Inc.	12,084
4,500	Mullen Group, Ltd.	13,112
2,400	North American Construction Group, Ltd.	12,093
3,324	Ocean Yield ASA	7,484
7,269	Odfjell Drilling, Ltd.*	5,361
2,900	Pason Systems, Inc.	12,881
6,196	Petrofac, Ltd.	15,256
18,993	Petroleum Geo-Services ASA*	5,567
16,362	Precision Drilling Corp.*	5,116
2,400	Raiznext Corp.	27,262
15,278	Saipem SpA*	37,534
8,829	SBM Offshore NV	116,512
174	Schoeller-Blackman Oilfield Equipment AG	5,748
8,377	Secure Energy Services, Inc.	5,537
3,900	ShawCor, Ltd.	4,934
11,387	Subsea 7 SA	54,249
1,677	Tecnicas Reunidas SA*	21,572
1,938	Tenaris SA	11,852
5,241	TGS NOPEC Geophysical Co. ASA	58,906
421	The Drilling Co of 1972 A/S*	8,040
900	Total Energy Services, Inc.	1,183

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
400	Toyo Kanetsu KK	$7,239
13,311	Trican Well Service, Inc.*	4,257
10,731	Vallourec SA*	12,128
10,270	Worley, Ltd.	40,234

		683,682

Entertainment (0.6%):
800	Akatsuki, Inc.	26,733
1,400	Ateam, Inc.	7,784
2,500	Avex, Inc.	19,706
3,818	Borussia Dortmund GMBH & Co. KGaA	23,106
2,600	Capcom Co., Ltd.	81,434
4,665	Cineplex, Inc.	38,789
50,738	Cineworld Group plc^	31,085
2,160	CTS Eventim AG & Co. KGaA	99,456
1,600	Daiichikosho Co., Ltd.	42,659
3,000	DeNA Co., Ltd.	32,865
4,107	Event Hospitality And Entertainment, Ltd.	18,831
1,590	Gungho Online Enetertainment, Inc.	22,262
38,000	IGG, Inc.	22,592
594	Kinepolis Group NV	21,610
4,500	KLab, Inc.*	28,225
2,000	Konami Holdings Corp.	61,324
40,000	Leyou Technologies Holdings, Ltd.*	11,701
1,700	Marvelous, Inc.	8,403
2,100	Nexon Co., Ltd.	34,354
400	Nintendo Co., Ltd.	154,298
300	Shochiku Co., Ltd.	33,679
200	Square Enix Holdings Co., Ltd.	8,939
13,788	Technicolor SA*	3,354
400	Toei Animation Co., Ltd.	18,735
200	Toei Co., Ltd.	25,129
1,000	Toho Co., Ltd.	30,578
2,851	UbiSoft Entertainment SA*	210,192
1,500	UUUM, Inc.*	28,478
4,007	Vivendi Universal SA	85,953
5,570	WildBrain, Ltd.*	3,563

		1,235,817

Food & Staples Retailing (2.7%):
5,600	AEON Co., Ltd.	124,484
500	Ain Holdings, Inc.	29,457
800	Albis Co., Ltd.	15,294
3,200	Alcanna, Inc.*	5,231
9,172	Alimentation Couche-Tard, Inc.	216,083
1,309	Amsterdam Commodities NV	23,488
2,400	Arcs Co., Ltd.	43,321
1,537	Axfood AB	31,381
1,200	Axial Retailing, Inc.	44,295
600	Belc Co., Ltd.	31,907
18,661	Carrefour SA	295,563
1,395	Casino Guichard-Perrachon SA	53,776
1,100	Cawachi, Ltd.	24,104
400	Cocokara Fine, Inc.	20,809
14,148	Coles Group, Ltd.	133,816
2,636	Colruyt SA	142,896
400	Cosmos Pharmaceutical Corp.	95,695
1,300	Create SD Holdings Co., Ltd.	32,791
500	Daikokutenbussan Co., Ltd.	14,170
9,300	Dairy Farm International Holdings, Ltd.	42,803
800	Eco’s Co., Ltd.	12,329
3,691	Empire Co., Ltd., Class A	72,215
3,500	FamilyMart Co., Ltd.	62,676
1,600	Heiwado Co., Ltd.	28,064
1,367	ICA Gruppen AB	57,681

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
200	Itochu-Shokuhin Co., Ltd.	$8,097
64,976	J Sainsbury plc	169,177
600	JM Holdings Co., Ltd.	12,275
600	Kato Sangyo Co., Ltd.	19,053
1,255	Kesko OYJ, Class A	69,650
2,096	Kesko OYJ, Class B	118,957
1,200	Kobe Bussan Co., Ltd.	47,356
47,743	Koninklijke Ahold Delhaize NV	1,117,035
400	Kusuri NO Aoki Holdings Co., Ltd.	33,480
900	LAWSON, Inc.	49,509
800	Life Corp.	22,122
2,011	Loblaw Cos., Ltd.	103,687
1,430	Marr SpA	20,225
700	Matsumotokiyoshi Holdings Co., Ltd.	25,659
54,594	Metcash, Ltd.	105,594
10,912	METRO AG	94,413
3,317	Metro, Inc.	134,156
600	Ministop Co., Ltd.	8,100
900	Mitsubishi Shokuhin Co., Ltd.	23,208
1,200	Nihon Chouzai Co., Ltd.	18,305
1,801	North West Co., Inc.	28,696
9,500	Olam International, Ltd.	9,493
1,200	Qol Holdings Co., Ltd.	14,717
1,094	Rallye SA	7,753
337	Rami Levy Chain Stores Hashikm	18,684
1,000	Retail Partners Co., Ltd.	5,847
600	San-A Co., Ltd.	25,066
12,300	Seven & I Holdings Co., Ltd.	406,231
28,900	Sheng Siong Group, Ltd.	24,217
6,398	Shufersal, Ltd.	36,295
1,454	Sligro Food Group NV	21,682
38,447	Sonae SGPS SA	24,886
1,000	Sugi Holdings Co., Ltd.	53,572
1,300	Sundrug Co., Ltd.	41,729
97,736	Tesco plc	276,699
400	Tsuruha Holdings, Inc.	52,895
3,100	United Supermarkets Holdings	27,628
2,200	Valor Holdings Co., Ltd.	39,227
700	Watahan & Co., Ltd.	10,222
1,000	Welcia Holdings Co., Ltd.	70,415
11,249	Wesfarmers, Ltd.	242,157
1,793	Weston (George), Ltd.	128,228
91,434	William Morrison Supermarkets plc	201,380
9,988	Woolworths Group, Ltd.	218,167
800	YAKUODO Holdings Co., Ltd.^	17,917
700	Yamatane Corp.	7,183
700	Yaoko Co., Ltd.	43,312
2,800	Yokohama Reito Co., Ltd.	24,004

		5,932,689

Food Products (3.5%):
5,898	A2 Milk Co., Ltd.*	59,632
3,258	AAK AB	53,176
364	Agrana Beteiligungs AG	6,487
2,600	Ajinomoto Co., Inc.	48,452
44,180	Aryzta AG*	15,914
4,867	Associated British Foods plc	109,203
772	Atria OYJ	7,014
4,083	Austevoll Seafood ASA	29,044
23,247	Australian Agricultural Co., Ltd.*	15,555
363	Bakkafrost P/F	17,280
53	Barry Callebaut AG, Registered Shares	106,612
6,130	Bega Cheese, Ltd.	17,201
125	Bell AG	32,557
854	Bonduelle S.C.A.	17,687
2,000	Calbee, Inc.	54,171

Shares		Fair Value
Common Stocks, continued
Food Products, continued
2	Chocoladefabriken Lindt & Spruengli AG	$175,038
800	Chubu Shiryo Co., Ltd.	10,705
12,278	Cloetta AB	29,146
13,015	Costa Group Holdings, Ltd.	21,879
2,432	Cranswick plc	111,348
6,062	Danone SA	390,859
1,700	Delfi, Ltd.	856
16,123	Devro plc	31,965
500	DyDo Group Holdings, Inc.	16,876
2,372	Ebro Foods SA	48,600
7,504	Elders, Ltd.	35,207
80	Emmi AG	73,169
17,800	Feed One Co., Ltd.	24,914
27,100	First Resources, Ltd.	22,971
1,616	Forfarmers NV	10,036
9,500	Fraser & Neave, Ltd.	8,028
3,739	Freedom Foods Group, Ltd.	10,049
1,000	Fuji Oil Holdings, Inc.	23,946
7,077	Glanbia plc	76,852
260,400	Golden Agri-Resources, Ltd.	25,614
11,957	GrainCorp, Ltd.*	22,610
17,127	Greencore Group plc	34,994
3,373	Grieg Seafood ASA	31,390
1,923	Hilton Food Group plc	25,901
1,600	Hokuto Corp.	27,913
700	House Foods Group, Inc.	22,893
15,498	Inghams Group, Ltd.	31,167
2,700	Itoham Yonekyu Holdings, Inc.	15,950
300	Iwatsuka Confectionery Co., Ltd.	8,919
52,140	Japfa, Ltd.	14,985
300	J-Oil Mills, Inc.	12,715
800	Kagome Co., Ltd.	20,813
800	Kakiyasu Honten Co., Ltd.	16,982
400	Kameda Seika Co., Ltd.	18,368
700	Kenko Mayonnaise Co., Ltd.	13,217
706	Kerry Group plc, Class A	80,915
3,900	Kewpie Corp.	78,201
400	Kikkoman Corp.	17,034
900	Kotobuki Spirits Co., Ltd.	40,448
295	KWS Saat SE	15,257
500	Kyokuyo Co., Ltd.	11,801
147	Lassonde Industries, Inc.	15,608
3,154	Leroy Seafood Group ASA	15,525
17	Lotus Bakeries	52,212
3,549	Maple Leaf Foods, Inc.	64,367
1,200	Marudai Food Co., Ltd.	21,756
2,600	Maruha Nichiro Corp.	54,403
2,400	Megmilk Snow Brand Co., Ltd.	54,629
41	Mehadrin, Ltd.*	1,169
1,100	Meiji Holdings Co., Ltd.	78,382
800	Mitsui Sugar Co., Ltd.	15,412
1,300	Morinaga & Co., Ltd.	53,266
3,000	Morinaga Milk Industry Co., Ltd.	115,878
4,838	Mowi ASA	73,859
30,559	Nestle SA, Registered Shares	3,150,971
1,200	NH Foods, Ltd.	41,825
4,900	Nichirei Corp.	138,863
800	Nippon Beet Sugar Manufacturing Co., Ltd.	12,763
1,200	Nippon Flour Mills Co., Ltd.	18,790
20,100	Nippon Suisan Kaisha, Ltd.	88,959
1,200	Nisshin Oillio Group, Ltd. (The)	40,825
900	Nisshin Seifun Group, Inc.	15,025
300	Nissin Foods Holdings Co., Ltd.	25,042
993	Norway Royal Salmon ASA	19,882

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
326	Orior AG	$26,557
5,559	Orkla ASA, Class A	47,646
51,099	Premier Foods plc*	15,387
1,488	Premium Brands Holdings Corp.	76,563
2,000	Prima Meat Packers, Ltd.	45,484
33,700	PT Tiga Pilar Sejahtera Food Tbk*	65
3,268	Raisio Oyj, Class V*	10,636
11,598	Ridley Corp., Ltd.	4,898
5,300	Rogers Sugar, Inc.	16,535
600	S Foods, Inc.	12,429
1,029	Salmar ASA	34,409
2,346	Sanford, Ltd.	9,189
3,223	Saputo, Inc.	77,511
127	Savencia SA	6,758
3,496	Scales Corp., Ltd.	9,199
3,767	Scandi Standard AB	22,856
619	Schouw & Co.	41,166
2,304	Select Harvests, Ltd.	10,047
800	Showa Sangyo Co., Ltd.	23,859
306	Sipef SA	15,087
300	Starzen Co., Ltd.	12,365
1,353	Strauss Group, Ltd.*	35,428
2,659	Suedzucker AG	38,499
2,371	Synlait Milk, Ltd.*	8,723
11,335	Tassal Group, Ltd.	24,255
14,193	Tate & Lyle plc	115,240
700	Toyo Suisan Kaisha, Ltd.	33,896
58	United International Enterprises	10,505
11,957	United Malt Grp, Ltd.*	32,350
475	Vilmorin & CIE SA	18,791
1,955	Viscofan SA	107,087
22,000	Vitasoy International Holdings, Ltd.	66,441
400	Warabeya Nichiyo Holdings Co., Ltd.	6,499
264,612	WH Group, Ltd.(a)	245,737
8,000	Wilmar International, Ltd.	18,101
200	Yakult Honsha Co., Ltd.	11,846
2,000	Yamazaki Baking Co., Ltd.	41,883

		7,803,854

Gas Utilities (0.4%):
5,937	AltaGas, Ltd.	53,796
12,578	APA Group	80,305
8,759	Gas Natural SDG SA	155,016
52,948	Hong Kong & China Gas Co., Ltd.	87,076
16,993	Italgas SpA	93,121
800	K&O Energy Group, Inc.	11,098
2,400	Nippon Gas Co., Ltd.	79,878
3,700	Osaka Gas Co., Ltd.	69,853
2,830	Rubis SCA	118,257
1,300	Saibu Gas Co., Ltd.	31,646
3,700	Shizuoka Gas Co. Ltd.	30,125
10,212	Superior Plus Corp.	59,947
800	Toho Gas Co., Ltd.	36,536
2,200	Tokyo Gas Co., Ltd.	52,130

		958,784

Health Care Equipment & Supplies (1.9%):
5,549	Alcon, Inc.*	283,294
2,079	Alcon, Inc.*	105,655
1,691	Ambu A/S	41,226
3,762	Ansell, Ltd.	64,094
11,514	Arjo AB, Class B	57,385
3,200	Asahi Intecc Co., Ltd.	79,227
838	BioMerieux	94,543
86	Cochlear, Ltd.*	9,877
792	Cochlear, Ltd.	90,959
1,014	Coloplast A/S, Class B	147,581
251	Coltene Holding AG	16,159

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
21,466	Convatec Group plc(a)	$49,942
3,137	Demant A/S*	69,649
781	DiaSorin SpA	103,634
238	Draegerwerk AG & Co. KGaA	17,639
509	Draegerwerk AG & Co. KGaA	49,757
185	Eckert & Ziegler AG	29,073
2,223	Elekta AB, Class B	18,409
1,374	EssilorLuxottica SA	148,200
4,164	Fisher & Paykel Healthcare Corp., Ltd.	75,458
4,443	Getinge AB, Class B	85,390
6,918	GN Store Nord A/S	309,779
405	Guerbet	12,636
800	Hogy Medical Co., Ltd.	24,985
3,200	HOYA Corp.	272,226
1,300	Jeol, Ltd.	31,664
3,077	Koninklijke Philips Electronics NV, NYS	123,572
5,935	Koninklijke Philips NV	240,152
1,500	Mani, Inc.	36,777
500	Menicon Co., Ltd.	22,350
1,200	Nakanishi, Inc.	15,957
1,500	Nihon Kohden Corp.	56,488
2,300	Nikkiso Co., Ltd.	17,131
8,900	Nipro Corp.	104,801
14,000	Olympus Corp.	202,082
900	Paramount Bed Holdings Co., Ltd.	37,295
457	Revenio Group OYJ*	11,419
957	Sartorius AG*	233,838
1,077	Sectra AB, Class B^	40,852
900	Shofu, Inc.	14,686
6,142	Smith & Nephew plc	108,968
814	Sonova Holding AG, Registered Shares	147,018
360	Stratec Se	28,293
153	Straumann Holding AG, Registered Shares	114,074
1,200	Sysmex Corp.	86,774
5,000	Terumo Corp.	171,971
180	Ypsomed Holding AG	23,312

		4,126,251

Health Care Providers & Services (1.2%):
2,400	Alfresa Holdings Corp.	44,772
5,072	Amplifon SpA	104,042
15,973	Arvida Group, Ltd.	11,809
300	As One Corp.	26,475
6,164	Attendo AB(a)	25,435
18,377	Australian Pharmaceutical Industries, Ltd.	14,324
700	BML, Inc.	18,773
3,715	CareTech Holdings plc	17,498
6,200	CRH Medical Corp.*	8,284
862	CVS Group plc	8,809
4,243	Ebos Group, Ltd.	56,089
1,500	Elan Corp.	20,007
14,050	Estia Health, Ltd.	11,924
4,012	Extendicare, Inc.	16,480
3,112	Fagron	61,460
6,326	Fresenius Medical Care AG & Co., KGaA	421,851
13,444	Fresenius SE & Co. KGaA	505,068
27,126	Healius, Ltd.	34,436
2,572	Humana AB	10,116
2,000	Japan Lifeline Co., Ltd.	25,200
1,000	Japan Medical Dynamic Marketing, Inc.	15,121

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
16,930	Japara Healthcare, Ltd.	$5,293
2,678	Korian SA	83,213
225	Lna Sante	9,447
3,204	Medical Facilities Corp.	7,947
25,952	Mediclinic International plc	86,552
2,000	Medipal Holdings Corp.	37,383
7,584	Metlifecare, Ltd.	17,191
2,800	Miraca Holdings, Inc.	59,082
1,800	N Field Co., Ltd.	6,242
2,200	Nichiigakkan Co., Ltd.	21,075
1,110	NMC Health plc	1,443
18,765	Oceania Healthcare, Ltd.	7,723
11,311	Oriola Corp.	20,451
1,692	Orpea	177,146
23,400	Raffles Medical Group, Ltd.	12,768
1,806	Ramsay Health Care, Ltd.	63,254
873	Rhoen-Klinikum AG	17,111
3,746	Ryman Healthcare, Ltd.	23,015
2,200	Ship Healthcare Holdings, Inc.	90,213
3,500	Sienna Senior Living, Inc.	30,445
59,044	Sigma Healthcare, Ltd.	23,143
1,900	Solasto Corp.	17,650
3,129	Sonic Healthcare, Ltd.	46,845
8,887	Spire Healthcare Group plc(a)	8,606
11,051	Summerset Group Holdings, Ltd.	35,701
1,100	Suzuken Co., Ltd.	40,098
1,800	Toho Holdings Co., Ltd.	37,841
500	Tokai Corp./Gifu	13,621
5,100	Tsukui Corp.	19,467
2,079	UDG Healthcare plc	16,245
3,435	Virtus Health, Ltd.	3,992
2,800	Vital Ksk Holdings, Inc.	28,605

		2,526,781

Health Care Technology (0.1%):
14,160	AGFA-Gevaert NV*	52,982
2,052	Ascom Holding AG	11,574
857	Compugroup Medical Se	52,720
2,389	Emis Group plc	31,024
3,400	M3, Inc.	100,490
800	Nnit A/S(a)	10,096
1,258	Pro Medicus, Ltd.	15,234
1,213	Raysearch Laboratories AB*	7,044

		281,164

Hotels, Restaurants & Leisure (2.0%):
4,102	Accor SA	112,176
36,400	Accordia Golf Trust	12,387
600	AEON Fantasy Co., Ltd.	8,076
1,000	Arcland Service Holdings Co., Ltd.	13,396
23,206	Ardent Leisure Group, Ltd.*	3,062
7,016	Aristocrat Leisure, Ltd.	90,751
4,300	Atom Corp.	33,993
7,557	Autogrill SpA	35,203
1,707	Basic-Fit NV*(a)	28,481
3,095	Betsson AB*	12,455
20,000	Cafe de Coral Holdings, Ltd.	32,686
1,533	Carnival plc, ADR	18,289
700	Central Sports Co., Ltd.	14,857
72,000	Century City International Holdings, Ltd.	3,711
485	CIE des Alpes	8,399
9,479	Collins Foods, Ltd.	32,063
2,000	Colowide Co., Ltd.	30,249
16,153	Compass Group plc	252,325
2,200	Corporate Travel Management, Ltd.^	12,123
4,000	Create Restaurants Holdings In	23,338
4,576	Crown Resorts, Ltd.	21,215

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,900	Curves Holdings Co., Ltd.*	$9,066
151	Do & Co. AG	5,940
1,951	Domino’s Pizza Enterprises, Ltd.	60,870
23,341	Domino’s Pizza Group plc	82,200
1,600	Doutor Nichires Holdings Co., Ltd.	24,313
4,906	Elior Group(a)	32,415
1,486	Evolution Gaming Group(a)	50,638
6,500	Fairwood Holdings, Ltd.	12,340
2,425	Flight Centre Travel Group, Ltd.	14,777
1,762	Flutter Entertainment plc	159,688
1,016	Flutter Entertainment plc	91,611
800	Fuji Kyuko Co., Ltd.	20,648
600	Fujita Kanko, Inc.	8,627
557	Fuller Smith & Turner plc, Class A	4,644
36,010	Galaxy Entertainment Group, Ltd.	190,746
1,491	Gamesys Group plc*	13,513
200	Genki Sushi Co., Ltd.	4,104
113,000	Genting Singapore, Ltd.	54,930
36,100	GL Limited	13,039
2,773	Great Canadian Gaming Corp.*	49,229
7,557	Greggs plc	151,054
32,927	GVC Holdings plc	228,512
660	Hiday Hidaka Corp.	9,288
1,700	HIS Co., Ltd.	22,233
18,000	Hongkong & Shanghai Hotels (The)	14,329
11,300	Hotel Grand Central, Ltd.	7,391
400	Ichibanya Co., Ltd.	16,507
2,240	InterContinental Hotels Group plc, ADR^	94,416
6,544	JD Wetherspoon plc	71,524
868	Jumbo Interactive, Ltd.	4,987
1,100	KFC Holdings Japan, Ltd.	23,523
6,856	Kindred Group plc	25,575
1,700	Komeda Holdings Co., Ltd.	26,213
1,900	Koshidaka Holdings Co., Ltd.	6,441
900	Kourakuen Holdings Corp.	11,351
400	Kura Sushi, Inc.	14,797
1,100	Kyoritsu Maintenance Co., Ltd.	23,973
70,000	Macau Legend Development, Ltd.*	7,931
33,812	Marston’s plc	17,450
200	Matsuyafoods Holdings Co., Ltd.^	7,309
500	McDonald’s Holdings Co., Ltd.	22,584
36,000	Melco International Development Ltd.	51,792
5,571	Melia Hotels International SA	23,730
25,327	MGM China Holdings, Ltd.	25,789
14,000	Miramar Hotel & Investment	22,689
10,745	Mitchells & Butlers plc*	24,215
400	Monogatari Corp. (The)	23,049
1,110	Mty Food Group, Inc.	17,000
64,000	NagaCorp, Ltd.	64,868
400	Ohsho Food Service Corp.	21,304
1,223	Orascom Development Holding AG*	10,276
200	Oriental Land Co., Ltd.	25,598
2,702	Pandox AB	22,266
900	Pizza Pizza Royalty Corp.	4,733
10,182	PlayTech plc	21,359
12,439	Rank Group plc	20,007
600	Renaissance, Inc.	5,586
4,200	Resorttrust, Inc.	41,054
3,057	Restaurant Brands International, Inc.	123,205
392	Restaurant Brands International, Inc.	15,692
4,293	Restaurant Brands New Zealand, Ltd.*	20,655
17,404	Restaurant Group plc (The)	9,142
800	Ringer Hut Co., Ltd.	15,234
3,200	Round One Corp.	16,609

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,300	Royal Holdings Co., Ltd.	$21,181
1,200	Saint Marc Holdings Co., Ltd.	19,264
1,400	Saizeriya Co., Ltd.	26,566
16,988	Sands China, Ltd.	61,828
2,943	Scandic Hotels Group AB(a)	8,839
44,000	Shangri-La Asia, Ltd.	29,754
56,868	SJM Holdings, Ltd.	47,698
1,360	SkiStar AB	10,472
25,292	Sky City Entertainment Group, Ltd.	27,927
6,100	Skylark Holdings Co., Ltd.^	90,578
2,576	Sodexo SA	174,508
20,846	SSP Group plc	79,211
40,062	Star Entertainment Group, Ltd. (The)	54,264
5,813	Stars Group, Inc. (The)*	118,896
2,000	Sushiro Global Holdings, Ltd.	29,443
58,230	Tabcorp Holdings, Ltd.	92,341
581	The Gym Group plc(a)	1,015
50,634	Thomas Cook Group plc*(b)	–
137	Tivoli A/S	13,232
4,500	Tokyo Dome Corp.	30,159
800	Tokyotokeiba Co., Ltd.	20,718
2,200	Toridoll Holding Corp.	23,570
400	Tosho Co., Ltd.	3,668
7,082	TUI AG	31,709
3,348	Whitbread plc	125,343
41,297	William Hill plc	34,752
26,430	Wynn Macau, Ltd.	39,977
1,200	Yoshinoya Holdings Co., Ltd.	22,980
3,500	Zensho Holdings Co., Ltd.	66,797

		4,442,503

Household Durables (1.8%):
5,875	Azorim-Investment Development & Construction Co., Ltd.*	9,695
1,604	Bang & Olufsen A/S*^	5,457
30,462	Barratt Developments plc	165,981
5,753	Bellway plc	153,422
2,271	Berkeley Group Holdings plc (The)	101,492
1,566	Bigben Interactive	18,056
3,728	Bonava AB	16,127
6,869	Bovis Homes Group plc	49,003
3,865	Breville Group, Ltd.	41,498
27,975	Cairn Home plc	20,768
3,700	Casio Computer Co., Ltd.	51,911
600	Chofu Seisakusho Co., Ltd.	14,159
1,800	Cleanup Corp.	8,924
1,800	Corona Corp.	16,024
9,695	Countryside Properties plc(a)	34,213
11,005	Crest Nicholson Holdings plc	24,140
1,076	De’Longhi	18,016
7,507	DFS Furniture plc	11,002
1,000	Dorel Industries, Inc.	1,066
2,152	Duni AB	17,125
4,630	Electrolux AB, Series B, Class B	57,707
2,700	Es-Con Japan, Ltd.	14,858
800	Eslead Corp.	10,340
2,053	Fiskars OYJ Abp	21,703
2,700	FJ Next Co., Ltd.	20,449
87	Forbo Holding AG	105,536
1,600	Foster Electric Co., Ltd.	16,438
1,400	France Bed Holdings Co., Ltd.	11,846
1,600	Fuji Corp., Ltd.	7,612
900	Fujitsu General, Ltd.	16,262
14,200	Haseko Corp.	152,200
700	Hoosiers Holdings	3,870
187	Hunter Douglas NV	8,442
10,452	Husqvarna AB, Class B	52,596

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
3,200	Iida Group Holdings Co., Ltd.	$44,334
3,817	JM AB	66,437
10,600	Jvc Kenwood Corp.	19,118
958	Kaufman & Broad SA	29,711
1,300	LEC, Inc.	13,044
540	Leifheit AG	11,712
62,400	Man Wah Holdings, Ltd.	34,031
18,466	McCarthy & Stone plc(a)	14,914
10	Metall Zug AG	16,075
1,363	Neinor Homes SA*(a)	10,644
6,900	Nikon Corp.	63,747
9,589	Nobia AB	34,182
39,400	Panasonic Corp.	300,813
5,699	Persimmon plc	134,934
3,200	Pressance Corp.^	28,221
13,354	Redrow plc	59,462
200	Rinnai Corp.	14,179
1,300	Sangetsu Corp.	19,329
1,048	SEB SA	130,742
13,000	Sekisui Chemical Co., Ltd.	172,443
4,500	Sekisui House, Ltd.	74,379
3,000	Sharp Corp.	31,437
13,600	Sony Corp.	808,541
2,500	Space Value Holdings Co., Ltd.	8,626
2,200	Starts Corp., Inc.	40,870
6,900	Sumitomo Forestry Co., Ltd.	88,472
328	Surteco Group SE	6,864
1,900	Tama Home Co., Ltd.	21,464
1,100	Tamron Co., Ltd.	18,428
171,627	Taylor Wimpey plc	249,343
20,687	Techtronic Industries Co., Ltd.	133,269
805	The Vitec Group plc	6,442
1,000	TOA Corp.	7,458
400	Token Corp.	29,640
3,468	TomTom NV	27,115

		4,048,358

Household Products (0.3%):
5,732	Essity AB, Class B	176,914
407	Henkel AG & Co. KGaA	30,662
1,700	Lion Corp.	36,477
14,255	Mcbride plc	10,109
1,600	Pigeon Corp.	61,419
5,635	PZ Cussons plc	13,519
2,279	Reckitt Benckiser Group plc	174,866
2,600	Unicharm Corp.	97,637

		601,603

Independent Power and Renewable Electricity Producers (0.4%):
2,002	Albioma SA	59,485
4,859	Boralex, Inc., Class A	86,330
2,900	Capital Power Corp.	55,956
26,474	Drax Group plc	50,430
3,321	EDP Renovaveis SA	40,092
1,300	Electric Power Development Co., Ltd.	26,249
2,480	ERG SpA	44,430
9,297	Falck Renewables SpA	48,741
56,093	Infigen Energy	14,924
3,741	Innergex Renewable Energy, Inc.	50,913
1,207	Kenon Holdings, Ltd.	17,671
10,105	Meridian Energy, Ltd.	23,898
15,630	New Energy Solar, Ltd.	9,787
4,661	Northland Power, Inc.	93,048
3,405	OPC Energy, Ltd.	23,985
2,000	Polaris Infrastructure, Inc.	15,877
1,917	Scatec Solar ASA(a)	24,358
16,748	Transalta Corp.	87,602

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
3,700	Transalta Renewables, Inc.	$39,101
4,051	Uniper SE	101,640
1,900	West Holdings Corp.	24,653

		939,170

Industrial Conglomerates (0.9%):
8,000	Chevalier International Holdings Ltd.	9,564
53,556	CIR SpA-Compagnie Industriali	24,622
52,430	CK Hutchison Holdings, Ltd.	351,624
615	DCC plc	38,778
2,000	Guoco Group, Ltd.	28,474
1,269	Indus Holding AG	33,306
515	Italmobiliare SpA	13,514
1,500	Katakura Industries Co., Ltd.	14,760
1,800	Keihan Holdings Co., Ltd.	80,140
23,700	Keppel Corp., Ltd.	88,285
1,284	Lifco AB-B Shs	47,241
5,400	Nisshinbo Holdings, Inc.	35,988
1,487	Nolato AB	67,399
23,000	NWS Holdings, Ltd.	23,540
2,675	Rheinmetall AG	190,868
7,600	Seibu Holdings, Inc.	83,702
57,400	SembCorp Industries, Ltd.	62,333
70,000	Shun Tak Holdings, Ltd.	23,803
4,879	Siemens AG, Registered Shares	419,813
8,548	Smiths Group plc	129,379
5,400	Tokai Holdings Corp.	46,921
1,900	Toshiba Corp.	41,834

		1,855,888

Insurance (3.1%):
4,753	Admiral Group plc	131,119
31,128	AEGON NV	78,940
3,360	Ageas NV	139,772
54,040	AIA Group, Ltd.	486,176
4,109	Alm Brand A/S	30,016
7,457	ASR Nederland NV	187,814
11,584	Assicurazioni Generali SpA	157,765
1,203	AUB Group, Ltd.	7,108
71,643	Aviva plc	237,791
15,524	AXA SA	268,753
999	Baloise Holding AG, Registered Shares	131,181
12,901	Beazley plc	62,390
7,384	Chesnara plc	26,807
2,213	Clal Insurance Enterprises Holdings, Ltd.*	18,472
2,983	CNP Assurances SA	29,191
5,028	Coface SA	32,266
4,900	Dai-ichi Life Holdings, Inc.	58,649
51,629	Direct Line Insurance Group plc	188,868
82	E-L Financial Corp., Ltd.	34,849
498	Fairfax Financial Holdings, Ltd.	152,691
1,054	FBD Holdings plc	7,187
1,983	Gjensidige Forsikring ASA*	33,986
3,200	Great-West Lifeco, Inc.	55,285
1,465	Grupo Catalana Occidente SA	29,327
832	Hannover Rueck SE	121,612
5,987	Harel Insurance Investments &	32,641
15,099	Hastings Group Holdings, Ltd.(a)	34,521
1,855	Helvetia Holding AG	159,898
6,718	Hiscox, Ltd.	76,904
4,219	IA Financial Corp., Inc.	132,648
506	IDI Insurance Co., Ltd.	13,562
22,509	Insurance Australia Group, Ltd.	87,679
700	Intact Financial Corp.	60,508
6,700	Japan Post Holdings Co., Ltd.	52,499

Shares		Fair Value
Common Stocks, continued
Insurance, continued
64,369	Just Group plc*	$42,954
7,487	Lancashire Holdings, Ltd.	57,597
102,780	Legal & General Group plc	245,828
2,683	Manulife Financial Corp.	33,692
13,895	Manulife Financial Corp.	174,243
25,567	Mapfre SA	43,720
40,419	Medibank Private, Ltd.	65,930
1,055	Menora Mivtachim Holdings, Ltd.	11,925
16,641	Migdal Insurance & Financial Holding, Ltd.	8,668
2,100	MS&AD Insurance Group Holdings, Inc.	58,828
555	Muenchener Rueckversicherungs-Gesellschaft AG	112,159
20,116	NIB Holdings, Ltd.	63,405
10,767	NN Group NV	290,725
4,541	Phoenix Group Holdings plc	35,219
7,577	Phoenix Holdings, Ltd. (The)	35,983
8,131	Poste Italiane SpA(a)	68,858
2,517	Prudential plc, ADR^	62,371
21,593	QBE Insurance Group, Ltd.	117,939
19,383	RSA Insurance Group plc	100,730
3,005	Sabre Insurance Group plc(a)	10,873
57,341	Saga plc	12,045
1,457	Sampo Oyj, Class A	42,605
5,815	SCOR SA	128,090
8,029	Societa Cattolica di Assicuraz	39,809
1,500	Sompo Holdings, Inc.	46,405
3,700	Sony Financial Holdings, Inc.	62,549
10,578	Steadfast Group, Ltd.	16,550
8,620	Storebrand ASA	34,623
600	Sun Life Financial, Inc.	19,304
3,075	Sun Life Financial, Inc.	98,677
21,865	Suncorp Group, Ltd.	122,168
353	Swiss Life Holding AG, Registered Shares	120,236
2,344	Swiss Re AG	180,806
5,900	T&D Holdings, Inc.	48,177
1,446	Talanx AG	49,803
1,600	Tokio Marine Holdings, Inc.	73,389
1,470	Topdanmark A/S	59,411
23	Trisura Group, Ltd.*	670
1,662	Tryg A/S	41,011
15,269	Unipol Gruppo Finanziario SpA	52,494
22,967	UnipolSai Assicurazioni SpA	56,493
6,313	Uniqa Insurance Group AG	48,981
54	Vaudoise Assurances Holding SA	25,162
2,033	Vienna Insurance Group AG Wiener Versicherung Gruppe	38,308
1,796	Wuestenrot & Wuerttembergische AG	27,848
1,270	Zurich Insurance Group AG	450,984

		6,897,120

Interactive Media & Services (0.3%):
1,083	Adevinta ASA, Class B*	9,703
22,069	Auto Trader Group plc(a)	119,909
600	Bengo4.com, Inc.*	23,433
9,425	Carsales.com, Ltd.	70,047
1,200	Dip Corp.	19,307
5,600	Gree, Inc.	21,626
3,100	Gurunavi, Inc.	15,903
800	Itokuro, Inc.*	9,519
3,100	Kakaku.com, Inc.	56,898
2,500	Kamakura Shinsho, Ltd.	24,395
2,000	mixi, Inc.	29,060
135	New Work SE	29,349

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services, continued
1,012	REA Group, Ltd.	$47,633
29,220	Rightmove plc	176,184
1,046	Scout24 AG(a)	62,954
12,657	Solocal Group*	3,183
15,200	Z Holdings Corp.	48,899
1,700	Zigexn Co., Ltd.	4,143

		772,145

Internet & Direct Marketing Retail (0.3%):
800	ASKUL Corp.	23,684
1,900	Belluna Co., Ltd.	8,465
18,446	Boohoo Group plc*	43,532
342	Delivery Hero SE*(a)	25,927
3,809	Dustin Group AB(a)	18,084
2,462	eDreams ODIGEO SA*	4,998
2,400	Enigmo, Inc.	18,346
22,749	Moneysupermarket.com Group plc	85,633
6,515	N Brown Group plc	1,187
1,472	Ocado Group plc*	22,222
7,306	On The Beach Group plc(a)	19,930
800	Open Door, Inc.*	5,454
2,202	Prosus NV*	152,532
9,400	Rakuten, Inc.	71,325
2,059	Rocket Internet SE*(a)	42,150
1,817	Takkt AG	14,129
2,580	Webjet, Ltd.	5,965
624	Zalando SE*(a)	24,307
1,200	ZOZO, Inc.	16,104

		603,974

IT Services (1.5%):
1,366	AddNode Group AB	20,113
53	Adyen NV*(a)	44,843
370	Allgeier SE	10,066
974	Alten SA	69,987
3,748	Amadeus IT Group SA	177,701
733	Appen, Ltd.	9,108
3,853	Atea ASA	32,675
4,146	Atos SE	280,468
1,266	Bechtle AG	165,223
1,900	CAC Holdings Corp.	17,201
2,722	Cancom SE	116,739
2,594	Capgemini SA	219,378
700	CGI, Inc.*	37,903
2,893	CGI, Inc.*	157,408
1,016	Citadel Group, Ltd. (The)*	1,453
4,933	Columbus A/S	4,349
5,725	Computacenter plc	101,459
14,805	Computershare, Ltd.	87,755
1,600	Comture Corp.	32,528
12,852	Data#3, Ltd.	27,894
500	Densan System Co., Ltd.	9,909
317	Devoteam SA	20,494
1,400	DTS Corp.	24,365
8,624	Econocom Group SA/NV	13,723
1,000	E-Guardian, Inc.	14,403
1,224	Enea AB*	15,850
16,132	Equiniti Group plc(a)	35,352
3,891	Fdm Group Holdings plc	35,611
457	Formula Systems 1985, Ltd.	25,387
700	Fujitsu, Ltd.	63,176
800	Future Corp.	10,342
3,523	GFT Technologies SE	30,109
6,665	Global Dominion Access SA*(a)	18,337
3,000	GMO Internet, Inc.	50,466
400	GMO Payment Gateway, Inc.	28,071
287	Groupe Open	2,208
2,320	HIQ International AB	8,355

Shares		Fair Value
Common Stocks, continued
IT Services, continued
800	ID Holdings Corp.	$10,352
6,538	Indra Sistemas SA*	53,814
1,200	Infocom Corp.	27,404
700	Information Services Internati	25,431
2,776	Iomart Group plc	9,370
1,100	Itochu Techno-Solutions Corp.	31,382
4,549	Kainos Group plc	37,093
400	Kanematsu Electronics, Ltd.	12,614
1,915	Knowit AB	26,290
19,141	Link Administration Holdings, Ltd.	37,714
896	Matrix It, Ltd.	14,690
300	Mitsubishi Research Institute	9,133
9,872	NCC Group plc	20,329
700	NEC Networks & System Integrat	28,389
1,300	NET One Systems Co., Ltd.	27,045
3,000	Nihon Unisys, Ltd.	80,289
2,556	Nomura Research Institute, Ltd.	54,014
800	NS Solutions Corp.	19,505
2,200	Nsd Co., Ltd.	29,347
5,500	NTT Data Corp.	52,907
200	OBIC Co., Ltd.	26,131
4,539	Ordina NV	6,847
1,400	Otsuka Corp.	59,907
1,200	Poletowin Pitcrew Holdings, Inc.	8,594
663	Reply SpA	40,548
800	SCSK Corp.	35,674
159	Shopify, Inc., Class A*	66,292
800	Softbank Technology Corp.	15,760
4,633	Softcat plc	59,528
857	Sopra Steria Group	93,991
16,000	Sunevision Holdings, Ltd.	9,261
519	Sword Group*	14,203
1,200	TDC Soft, Inc.	8,816
1,400	TechMatrix Corp.	28,599
2,878	The Citadel Group, Ltd.	4,116
3,261	Tieto OYJ	70,900
4,500	TIS, Inc.	74,388
1,140	Wirecard AG^	130,905
727	Worldline SA*(a)	42,723

		3,424,704

Leisure Products (0.3%):
1,179	Accell Group	16,346
1,700	Bandai Namco Holdings, Inc.	82,519
1,106	BRP, Inc.	18,047
1,319	Games Workshop Group plc	70,734
800	Globeride, Inc.	13,869
72,000	Goodbaby International Holdings, Ltd.*	7,865
2,500	Heiwa Corp.	46,853
700	Kawai Musical Instruments Manufacturing Co., Ltd.	15,668
500	Mars Group Holdings Corp.	7,948
2,702	Maytronics, Ltd.	16,926
800	Mizuno Corp.	13,847
26,132	Photo-Me International plc	12,669
1,200	Sankyo Co., Ltd.	34,980
3,600	Sega Sammy Holdings, Inc.	43,839
1,337	Spin Master Corp.*(a)	12,865
1,169	Technogym SpA(a)	7,693
1,995	Thule Group AB (The)(a)	34,766
4,700	Tomy Co., Ltd.	33,163
385	Trigano SA	24,551
700	Universal Entertainment Corp.	10,468
1,000	Yamaha Corp.	38,987

		564,603

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services (0.6%):
125	Bachem Holding AG, Class B	$25,134
2,607	Biotage AB	26,236
600	Cmic Holdings Co., Ltd.	7,985
1,200	Eps Holdings, Inc.	12,543
478	Eurofins Scientific SE	236,888
1,626	Gerresheimer AG	103,873
1,600	Linical Co., Ltd.	12,093
1,158	Lonza Group AG, Registered Shares	481,987
1,322	Qiagen NV*	54,995
627	Sartorius Stedim Biotech*	125,879
1,600	Shin Nippon Biomedical Laborat	7,816
185	Siegfried Holding AG	74,759
299	Tecan Group AG	89,852

		1,260,040

Machinery (3.9%):
6,065	Aalberts NV	143,965
1,100	AG Growth International, Inc.	13,290
2,600	Aichi Corp.	16,498
2,100	Aida Engineering, Ltd.	13,444
5,348	Alfa Laval AB	92,763
1,607	Alimak Group AB(a)	14,185
900	Alinco, Inc.	7,765
1,337	Alstom SA	55,939
10,200	Amada Holdings Co., Ltd.	80,534
2,790	Andritz AG*	87,765
2,000	Anest Iwata Corp.	18,462
2,700	Asahi Diamond Industrial Co., Ltd.	11,584
2,774	Atlas Copco AB	81,872
4,706	Atlas Copco AB, Class A	158,297
1,149	Ats Automation Tooling Systems, Inc.*	13,441
1,300	Bando Chemical Industries, Ltd.	7,568
2,296	Beijer Alma AB, Class B	19,171
506	Bobst Group SA	23,019
10,601	Bodycote plc	73,971
350	Bucher Industries AG	93,004
66	Burckhardt Compression Holding AG	13,140
1,623	Cargotec OYJ	30,175
500	Chugai Ro Co., Ltd.	6,795
1,000	CKD Corp.	13,680
27,705	CNH Industrial NV	158,474
2,050	Concentric AB	20,017
1,110	Construcc y Aux de Ferrocarr SA	34,537
68	Conzzeta AG	54,770
234	Daetwyler Holding AG	37,706
900	Daifuku Co., Ltd.	57,048
1,900	Daihatsu Diesel Manufacturing Co., Ltd.	7,018
2,100	Daiwa Industries, Ltd.	18,297
3,272	Danieli & C Officine Meccaniche SpA	23,242
2,280	Danieli & C Officine Meccaniche SpA	28,093
7,304	Deutz AG	27,012
6,200	DMG Mori Co., Ltd.	51,666
2,668	Duerr AG	55,139
3,400	Ebara Corp.	64,648
4,630	Electrolux Professional AB, Class B*	13,351
2,774	Epiroc AB	27,535
6,356	Epiroc AB, Class A	63,065
1,500	Exco Technologies, Ltd.	5,735
300	FANUC Corp.	40,688
114	Feintool International Holding AG	4,441
19,282	Fincantieri SpA^	11,811
1,579	Fluidra SA*	14,803
2,000	Fuji Corp.	30,565
700	Fukushima Galilei Co., Ltd.	22,041
1,700	Furukawa Co., Ltd.	16,681

Shares		Fair Value
Common Stocks, continued
Machinery, continued
4,784	GEA Group AG	$98,481
216	Georg Fischer AG	149,383
2,000	Glory, Ltd.	46,095
2,253	Haldex AB	5,800
26,103	Heidelberger Druckmaschinen AG*	16,083
12,800	Hino Motors, Ltd.	68,806
1,200	Hisaka Works, Ltd.	8,201
3,600	Hitachi Construction Machinery Co., Ltd.	72,820
12,300	Hitachi Zosen Corp.	39,608
400	Hoshizaki Corp.	30,064
500	Hosokawa Micron Corp.	22,152
8,500	IHI Corp.	99,165
14,403	IMI plc	133,189
755	Industria Macchine Automatiche	44,233
2,802	Interpump Group SpA	67,596
27	Interroll Holding AG, Registered Shares	44,686
1,300	Iseki & Co., Ltd.	13,723
3,200	Japan Steel Works, Ltd. (The)	38,650
885	JOST Werke AG(a)	21,445
8,700	JTEKT Corp.	59,085
2,600	Juki Corp.	13,240
3,751	Jungheinrich AG	58,251
609	Kardex AG	85,129
900	Kato Works Co., Ltd.	9,845
6,900	Kawasaki Heavy Industries, Ltd.	100,052
2,997	Kion Group AG	131,610
400	Kitagawa Iron Works Co., Ltd.	5,694
1,400	Kito Corp.	12,895
5,100	Kitz Corp.	30,832
572	Koenig & Bauer AG	11,074
15,400	Komatsu, Ltd.	253,428
184	Komax Holding AG	28,922
2,900	Komori Corp.	19,809
2,802	Kone OYJ, Class B	158,994
1,994	Konecranes OYJ*	34,147
779	Krones AG	42,228
6,700	Kubota Corp.	85,715
3,400	Kurita Water Industries, Ltd.	78,579
1,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	10,963
600	Maezawa Kyuso Industries Co., Ltd.	10,669
1,600	Makino Milling Machine Co., Ltd.	42,149
600	Makita Corp.	18,400
586	Manitou Bf SA	8,878
800	Max Co., Ltd.	12,326
2,600	Meidensha Corp.	39,001
400	Metawater Co., Ltd.	14,247
5,870	Metso Oyj	139,971
8,632	MINEBEA MITSUMI, Inc.	128,729
1,700	Misumi Group, Inc.	37,077
7,800	Mitsubishi Heavy Industries, Ltd.	197,304
1,000	Mitsubishi Logisnext Co., Ltd.	8,078
700	Mitsuboshi Belting Co., Ltd.	7,911
2,900	Mitsui Engineering & Shipbuilding Co., Ltd.*	13,961
700	Miura Co., Ltd.	24,996
19,488	Morgan Advanced Materials plc	44,706
1,500	Morita Holdings Corp.	23,121
4,400	Nabtesco Corp.	101,508
1,100	Nachi-Fujikoshi Corp.	29,693
2,000	Namura Shipbuilding Co., Ltd.	3,778
2,956	NFI Group, Inc.	31,637
4,300	NGK Insulators, Ltd.	56,374
1,569	Nilfisk Holding A/S*	19,615
3,900	Nippon Thompson Co., Ltd.	13,309

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
800	Nitta Corp.	$15,649
500	Nitto Kohki Co., Ltd.	7,919
1,900	Nitto Seiko Co., Ltd.	9,253
300	Noritake Co., Ltd.	9,557
2,186	Norma Group SE	41,133
1,000	NS Tool Co., Ltd.	22,523
7,000	NSK, Ltd.	44,908
34,000	NTN Corp.	59,351
700	Obara Group, Inc.	15,027
7,984	OC Oerlikon Corp. AG	64,114
1,700	Oiles Corp.	21,543
1,100	Okuma Corp.	35,418
400	Organo Corp.	20,288
4,900	OSG Corp.	65,603
2,177	Outotec OYJ	8,121
1,045	Palfinger AG*	19,122
330	Pfeiffer Vacuum Technology AG	47,409
4,300	Punch Industry Co., Ltd.	16,285
118	Rational AG	63,211
70	Rieter Holding AG	6,379
40,796	Rotork plc	109,878
1,800	Ryobi, Ltd.	22,099
18,622	Sandvik AB	264,688
332	Schindler Holding AG, Registered Shares	70,266
42,900	SembCorp Marine, Ltd.*	20,549
1,042	SFS Group AG	77,717
1,000	Shibaura Machine Co., Ltd.	19,856
1,200	Shima Seiki Manufacturing, Ltd.	15,863
4,000	Shinmaywa Industries, Ltd.	41,687
78,000	Singamas Container Holdings, Ltd.	4,169
2,200	Sintokogio, Ltd.	15,361
3,528	Skellerup Holdings, Ltd.	3,724
11,535	SKF AB, Class B	158,836
100	SMC Corp.	42,693
2,300	Sodick Co., Ltd.	13,785
1,777	Spirax-Sarco Engineering plc	179,467
891	Stabilus SA	32,271
1,600	Star Micronics Co., Ltd.	16,161
849	Sulzer AG, Registered Shares	53,701
4,600	Sumitomo Heavy Industries, Ltd.	82,978
14,200	Sunningdale Tech, Ltd.	8,306
3,900	Tadano, Ltd.	27,949
2,200	Takeuchi Manufacturing Co., Ltd.	27,402
3,400	Takuma Co., Ltd.	37,881
5,654	Talgo SA*(a)	25,454
478	Technotrans SE	6,055
800	Teikoku Electric Manufacturing Co., Ltd.	9,727
5,600	THK Co., Ltd.	114,352
3,900	Tocalo Co., Ltd.	36,762
1,200	Tokyo Keiki, Inc.	7,702
1,400	Torishima Pump Manufacturing Co., Ltd.	9,830
7,217	Trelleborg AB	77,987
1,098	Troax Group AB	10,151
2,700	Tsubaki Nakashima Co., Ltd.	16,883
1,400	Tsubakimoto Chain Co.	31,874
4,900	Tsugami Corp.	34,112
1,200	Tsukishima Kikai Co., Ltd.	15,169
600	Tsurumi Manufacturing Co., Ltd.	10,863
6,727	Valmet Corp.*	132,014
957	Vat Group AG(a)	132,640
1,074	VBG Group AB, Class B	12,481
6,262	Vesuvius plc	25,221
5,758	Volvo AB, Class A	69,176

Shares		Fair Value
Common Stocks, continued
Machinery, continued
30,530	Volvo AB, Class B	$367,435
689	Vossloh AG	24,232
1,416	Wacker Neuson SE	15,626
7,232	Wartsila OYJ Abp, Class B	53,131
560	Washtec AG	22,255
2,874	Weir Group plc (The)	26,044
3,000	Yamabiko Corp.	22,558
123,200	Yangzijiang Shipbuilding Holdings, Ltd.	71,999
7,188	Zardoya Otis SA	48,647

		8,627,300

Marine (0.3%):
32	A.P. Moeller - Maersk A/S, Class A	26,559
40	A.P. Moeller - Maersk A/S, Class B	35,896
1,600	Algoma Central Corp.	10,313
3,578	American Shipping Co. ASA	6,639
556	Clarkson plc	15,927
1,333	D/S Norden A/S	15,185
1,307	DFDS A/S*	29,864
1,044	Hapag-Lloyd AG(a)	82,640
3,300	Iino Kaiun Kaisha, Ltd.	9,466
9,940	Irish Continental Group	35,125
2,300	Japan Transcity Corp.	9,936
3,000	Kawasaki Kisen Kaisha, Ltd.*	22,482
1,059	Kuehne & Nagel International AG, Registered Shares	145,619
4,900	Mitsui O.S.K. Lines, Ltd.	79,041
7,000	Nippon Yusen KK	83,226
600	NS United Kaiun Kaisha, Ltd.	7,708
246,000	Pacific Basin Shipping, Ltd.	29,266
89,000	Sitc International Holdings Co., Ltd.	82,973
1,962	Stolt-Nielsen, Ltd.	15,899

		743,764

Media (1.2%):
1,267	4imprint Group plc	30,261
5,715	Aimia, Inc.*	8,570
18,743	Altice Europe NV, Class A*	72,433
1,460	Altice Europe NV, Class B*	5,682
65	APG SGA SA	12,078
14,475	Arnoldo Mondadori Editore SpA*	21,210
2,124	Ascential plc(a)	6,491
4,886	Atresmedia Corp. de Medios de Comuicacion SA	13,436
1,891	Bloomsbury Publishing plc	5,128
6,744	Cairo Communication SpA	11,677
1,001	Cogeco Communications, Inc.	67,917
400	Cogeco, Inc.	24,698
5,394	Corus Entertainment, Inc.	9,622
1,600	Cyberagent, Inc.	62,099
3,302	Daily Mail & General Trust plc	28,132
3,900	Dentsu Group, Inc.	75,202
3,391	Euromoney Institutional Investor plc	34,319
8,672	Eutelsat Communications SA	90,779
1,700	F@n Communications, Inc.	6,510
2,800	Fuji Media Holdings, Inc.	27,921
4,000	Hakuhodo DY Holdings, Inc.	40,353
8,376	HT&E, Ltd.	5,910
26,999	Hyve Group plc	6,669
5,113	Informa plc	28,350
2,000	Intage Holdings, Inc.	14,811
1,711	Ipsos	36,209
119,144	ITV plc	98,491
9,582	Ive Group, Ltd.	3,086
3,439	JCDecaux SA	62,346
2,300	Kadokawa Corp.	28,968
2,312	Kin And Carta plc	1,748

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
7,566	Lagardere SCA	$95,560
3,548	Liberty Global plc, Series C*	55,739
1,449	Liberty Global plc, Class A*	23,923
1,664	M6 Metropole Television SA	18,707
1,300	Macromill, Inc.	7,483
8,183	Mediaset Espana Comunicacion SA	30,352
24,075	Mediaset SpA*^	51,761
3,270	Modern Times Group MTG AB, Class B*	25,830
80,679	Nine Entertainment Co. Holdings, Ltd.	58,719
3,035	Nordic Entertainment Group AB, Class B	64,040
15,502	NOS SGPS SA	51,984
1,307	NRJ Group	7,397
10,913	oOh!media, Ltd.*	4,261
8,170	Ooh!media, Ltd.	3,190
6,014	Otello Corp. ASA*	6,872
3,968	Pearson plc, ADR	27,340
5,688	Pearson plc	39,265
68,000	PICO Far East Holdings, Ltd.	11,805
13,544	Promotora de Informaciones SA*	8,922
1,300	Proto Corp.	10,306
6,106	Publicis Groupe SA	175,134
4,026	Quebecor, Inc., Class B	89,012
4,571	RAI Way SpA(a)	24,706
19,457	Reach plc	25,192
1,406	RTL Group	47,479
4,177	Sanoma OYJ	38,386
641	Schibsted ASA, Class A	12,262
435	Schibsted ASA, Class B	7,735
16,754	SES Global, Class A	98,549
60,999	Seven West Media, Ltd.*	2,892
7,456	Shaw Communications, Inc.	120,786
44,700	Singapore Press Holdings, Ltd.	57,599
18,618	Sky Network Television, Ltd.*	3,099
7,900	SKY Perfect JSAT Holdings, Inc.	28,125
4,175	Societe Television Francaise 1	22,830
500	SoldOut, Inc.	8,968
44,663	Southern Cross Media Group, Ltd.	4,531
1,167	Stroeer SE & Co. KGaA	60,818
1,586	Telenet Group Holding NV	47,792
15,000	Television Broadcasts, Ltd.	18,578
1,900	Tokyo Broadcasting System Hold	26,475
1,400	TV Asahi Holdings Corp.	21,170
500	TV Tokyo Holdings Corp.	11,205
232	TX Group AG	16,432
1,000	ValueCommerce Co., Ltd.	16,440
500	Wowow, Inc.	11,137
27,313	WPP Aunz, Ltd.	3,478
18,270	WPP plc	124,457
700	Zenrin Co., Ltd.	6,844

		2,676,673

Metals & Mining (4.3%):
3,860	Acerinox SA	26,343
1,039	Agnico Eagle Mines, Ltd.	41,342
400	Aichi Steel Corp.	11,659
16,681	Alacer Gold Corp.*	53,822
17,361	Alamos Gold, Inc., Class A	87,231
2,200	Altius Minerals Corp.	11,085
48,066	Alumina, Ltd.	42,833
723	Amg Advanced Metallurgical Group N.V.	10,220
34,264	Anglo American plc	598,597
6,845	Antofagasta plc	65,287
2,880	Aperam SA	60,871

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
4,677	ArcelorMittal	$44,312
12,400	Argonaut Gold, Inc.*	9,517
1,100	Asahi Holdings, Inc.	23,064
8,215	Asanko Gold, Inc.*	6,539
63,720	Aurelia Metals, Ltd.	9,281
1,731	Aurubis AG	71,898
58,345	B2Gold Corp.	176,639
6,984	Barrick Gold Corp.	128,354
1,875	Bekaert NV	31,487
2,256	BHP Group, Ltd., ADR	82,773
35,937	BHP Group, Ltd.	653,119
15,819	Billiton plc, ADR	479,948
8,732	BlueScope Steel, Ltd.	47,609
9,186	Boliden AB	167,614
17,700	Capstone Mining Corp.*	5,598
3,059	Castile Resources Pty, Ltd.*	141
73,572	Centamin plc	108,219
8,200	Centerra Gold, Inc.*	48,777
4,374	Central Asia Metals plc	8,470
16,254	China Gold International Resources Corp., Ltd.*	6,469
1,600	Daido Steel Co., Ltd.	51,490
2,700	Daiki Aluminium Industry Co., Ltd.	14,435
2,600	DOWA Mining Co.	68,074
10,500	Dundee Precious Metals, Inc.	33,132
4,662	Eldorado Gold Corp.*	28,990
3,600	Endeavour Mining Corp.*	51,195
1,456	Equinox Gold Corp.*	9,727
539	Eramet	17,211
2,899	Ero Copper Corp.*	21,777
40,854	Evolution Mining, Ltd.	94,723
16,814	EVRAZ plc	47,971
22,438	Ferrexpo plc	32,805
25,502	First Quantum Minerals, Ltd.	130,309
86,302	Fortescue Metals Group, Ltd.	526,941
5,947	Fortuna Silver Mines, Inc.*	13,694
327	Franco Nevada Corp.	32,543
6,724	Fresnillo plc	55,526
21,419	Galaxy Resources, Ltd.*	10,443
129,412	Glencore plc	197,469
1,100	Godo Steel, Ltd.	21,392
4,758	Granges AB	23,613
5,096	Guyana Goldfields, Inc.*	978
18,140	Highland Gold Mining, Ltd.	43,752
4,214	Hill & Smith Holdings plc	49,929
3,000	Hitachi Metals, Ltd.	31,594
15,125	Hochschild Mining plc	19,935
12,495	Hudbay Minerals, Inc.	23,621
15,631	IAMGOLD Corp.*	35,548
17,091	IGO, Ltd.	45,656
5,323	Iluka Resources, Ltd.	23,496
14,498	Imdex, Ltd.	7,873
33,246	Ivanhoe Mines, Ltd., Class A*	55,288
9,400	JFE Holdings, Inc.	61,190
50,009	Jupiter Mines, Ltd.	6,896
14,214	KAZ Minerals plc	61,537
84,792	Kinross Gold Corp.*	340,469
9,043	Kirkland Lake Gold, Ltd.	266,385
10,600	Kobe Steel, Ltd.*	32,728
1,800	Kyoei Steel, Ltd.	20,759
800	Labrador Iron Ore Royalty Corp.	9,557
14,207	Lucara Diamond Corp.	4,089
23,526	Lundin Mining Corp.	88,446
24,310	Lynas Corp., Ltd.*	21,408
11,288	MACA, Ltd.	4,410
48,387	Macmahon Holdings, Ltd.	5,670

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
4,545	Major Drilling Group International, Inc.*	$9,206
1,400	Maruichi Steel Tube, Ltd.	33,727
176,000	Midas Holdings, Ltd.*	4,459
10,123	Mineral Resources, Ltd.	86,327
3,300	Mitsubishi Materials Corp.	67,645
500	Mitsubishi Steel Manufacturing Co., Ltd.	3,687
4,200	Mitsui Mining & Smelting Co., Ltd.	70,107
25,100	Mount Gibson Iron, Ltd.	10,143
2,200	Neturen Co., Ltd.	14,333
27,410	New Gold, Inc.*	14,220
4,822	Newcrest Mining, Ltd.	67,731
6,200	Nippon Denko Co., Ltd.*	8,606
37,000	Nippon Light Metal Holdings Co.	57,844
16,595	Nippon Steel Corp.	142,160
930	Nippon Yakin Kogyo Co., Ltd.	14,464
200	Nittetsu Mining Co., Ltd.	7,847
12,148	Norsk Hydro ASA	26,436
28,664	Northern Star Resources, Ltd.	183,485
43,028	OceanaGold Corp.*	41,282
21,175	OM Holdings, Ltd.	3,742
16,975	Orocobre, Ltd.*	21,603
500	Osaka Steel Co., Ltd.	5,340
3,167	Osisko Gold Royalties, Ltd.	23,633
10,428	Outokumpu OYJ*	25,963
10,477	OZ Minerals, Ltd.	48,739
900	Pacific Metals Co., Ltd.	13,052
2,017	Pan American Silver Corp.	29,027
14,658	Pan American Silver Corp. - CVR*	4,984
31,662	Perenti Global, Ltd.	11,787
73,744	Perseus Mining, Ltd.*	41,465
57,911	Petra Diamonds, Ltd.*	790
176,214	Petropavlovsk plc*	46,620
9,700	Premier Gold Mines, Ltd.*	8,203
5,733	Pretium Resources, Inc.*	32,717
23,878	Ramelius Resources, Ltd.	14,801
25,382	Regis Resources, Ltd.	56,730
47,236	Resolute Mining, Ltd.*	23,477
550	Rio Tinto plc	25,240
13,055	Rio Tinto plc, Registered Shares, ADR	594,787
5,809	Rio Tinto, Ltd.	307,391
6,000	Sabina Gold & Silver Corp.*	4,989
2,148	Salzgitter AG	25,507
11,858	Sandfire Resources, Ltd.	23,916
4,142	Sandstorm Gold, Ltd.*	20,753
1,600	Sanyo Special Steel Co., Ltd.	14,316
38,220	Saracen Mineral Holdings, Ltd.*	86,060
21,718	Schmolz + Bickenbach AG*	3,122
16,210	Semafo, Inc.*	31,450
32,896	Silver Lake Resources, Ltd.*	27,560
12,294	Sims, Ltd.	45,925
52,227	South32, Ltd.	56,276
4,092	SSAB AB, Class A	9,389
24,187	SSAB AB, Class B	53,515
4,935	SSR Mining, Inc.*	56,291
28,648	St. Barbara, Ltd.	37,455
11,400	Straits Trading Co., Ltd.	12,442
3,100	Sumitomo Metal & Mining Co., Ltd.	63,587
17,269	Syrah Resources, Ltd.*	2,848
10,787	Teck Cominco, Ltd., Class B	81,798
1,985	Teck Resources, Ltd., Class B	15,007
9,775	Teranga Gold Corp.*	48,003
3,912	ThyssenKrupp AG*	20,838
1,900	Toho Titanium Co., Ltd.	11,355

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
700	Toho Zinc Co., Ltd.	$7,763
1,100	Tokyo Rope Manufacturing Co. Ltd.	6,230
5,300	Tokyo Steel Manufacturing Co., Ltd.	33,201
1,300	Topy Industries, Ltd.	16,575
4,685	Torex Gold Resources, Inc.*	45,382
9,694	Trevali Mining Corp.*	586
33,241	Turquoise Hill Resources, Ltd.*	12,993
1,500	UACJ Corp.	21,537
6,344	Voestalpine AG	129,136
4,200	Wesdome Gold Mines, Ltd.*	22,058
14,139	Western Areas, Ltd.	16,766
12,239	Westgold Resources, Ltd.*	14,159
2,310	Wheaton Precious Metals Corp.	63,582
2,702	Wheaton Precious Metals Corp.	74,386
42,447	Yamana Gold, Inc.	117,950
1,600	Yamato Kogyo Co., Ltd.	27,455
800	Yodogawa Steel Works, Ltd.	13,096

		9,442,849

Multiline Retail (0.6%):
40,020	B&M European Value Retail SA	136,613
2,147	Canadian Tire Corp., Class A	129,605
2,909	Dollarama, Inc.	80,710
15,946	Europris ASA(a)	46,644
500	Fuji Co., Ltd./Ehime	8,330
3,300	H2O Retailing Corp.	24,167
24,471	Harvey Norman Holdings, Ltd.^	44,130
6,800	Isetan Mitsukoshi Holdings, Ltd.	39,648
1,800	Izumi Co., Ltd.	49,641
8,700	J. Front Retailing Co., Ltd.	72,283
400	Kintetsu Department Store Co., Ltd.	9,307
24,500	Lifestyle International Holdings, Ltd.	20,537
73,250	Marks & Spencer Group plc	89,922
1,300	Marui Group Co., Ltd.	21,825
30,000	Metro Holdings, Ltd.	13,909
47,139	Myer Holdings, Ltd.*	4,017
1,643	Next plc	82,740
5,600	Pan Pacific International Holdings Corp.	106,357
8,000	Ryohin Keikaku Co., Ltd.	89,804
600	Sanyo Electric Railway Co., Ltd.	11,181
1,000	Seria Co., Ltd.	28,961
6,000	Takashimaya Co., Ltd.	54,088
3,557	Tokmanni Group Corp.*	35,610
4,000	Wing On Company International, Ltd.	9,735

		1,209,764

Multi-Utilities (0.7%):
3,187	Acea SpA	50,655
5,070	AGL Energy, Ltd.	54,277
4,374	Algonquin Power & Utilities Corp.	58,907
1,605	Atco, Ltd.	44,451
1,466	Canadian Utilities, Ltd., Class A	35,048
253,408	Centrica plc	119,172
7,789	E.ON SE	81,891
17,405	Engie Group	179,989
22,031	Hera SpA	79,109
23,167	Iren SpA	57,295
61,657	ITL AEM SpA	76,687
2,700	Just Energy Group, Inc.	1,362
110,123	Keppel Infrastructure Trust	32,964
4,048	National Grid plc, ADR	235,876
11,914	Ren - Redes Energeticas Nacion	30,418
10,088	RWE AG	269,970
7,455	Suez	75,936
3,114	Telecom Plus plc	47,931
6,009	Vector, Ltd.	11,268

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
5,040	Veolia Environnement SA	$107,791

		1,650,997

Oil, Gas & Consumable Fuels (4.8%):
9,181	Advantage Oil & Gas, Ltd.*	9,330
24,155	Africa Oil Corp.*	14,763
145,000	Agritrade Resources, Ltd.	3,340
2,005	Aker BP ASA	25,568
7,200	Anglo Pacific Group plc	10,067
13,244	ARC Resources, Ltd.	38,120
18,809	Athabasca Oil Corp.*	1,871
25,572	Baytex Energy Corp.*	6,088
2,064	Baytex Energy Corp.*	482
103,499	Beach Energy, Ltd.	75,765
17,741	Birchcliff Energy, Ltd.	9,834
15,440	Bonavista Energy Corp.*	1,372
1,208	Bonterra Energy Corp.	816
50,100	BP plc, ADR	1,221,939
32,835	BP plc	139,652
173,000	Brightoil Petroleum Holdings, Ltd.*	12,552
610	BW Energy, Ltd.*	533
2,656	BW LPG, Ltd.(a)	8,070
26,063	Cairn Energy plc*	24,943
12,816	Caltex Australia, Ltd.	179,799
5,227	Cameco Corp.	39,934
9,946	Cameco Corp.	75,844
13,900	Canacol Energy, Ltd.	35,266
30,759	Canadian Natural Resources, Ltd.	420,801
16,028	Canadian Natural Resources, Ltd.	217,179
3,012	Cardinal Energy, Ltd.	963
11,375	Cenovus Energy, Inc.	22,978
7,600	Cenovus Energy, Inc.	15,339
13,100	China Aviation Oil Singapore Corp., Ltd.	7,858
40,015	Cooper Energy, Ltd.*	10,394
3,700	Cosmo Energy Holdings Co., Ltd.	52,003
8,781	Crescent Point Energy	6,752
7,561	Crescent Point Energy Corp.	5,857
8,223	Crew Energy, Inc.*	1,169
854	CropEnergies AG	7,543
252	Delek Group, Ltd.	6,650
39,162	DNO ASA^	10,982
9,137	Enagas SA	181,710
10,322	Enbridge, Inc.	300,614
17,700	Enerplus Corp.	26,039
43,854	ENI SpA	443,260
114,028	EnQuest plc*	11,128
23,332	Equinor ASA	294,371
1,004	Equital, Ltd.*	19,472
1,390	Etablissements Maurel et Prom SA	2,333
9,112	Euronav NV	104,212
1,579	Exmar NV*	7,192
1,267	FLEX LNG, Ltd.^	6,474
3,700	Freehold Royalties, Ltd.	7,731
1,400	Frontera Energy Corp.	3,433
3,784	Frontline, Ltd.	37,479
3,100	Fuji Oil Co., Ltd.	5,422
15,455	Galp Energia SGPS SA	176,406
1,113	Gaztransport et Technigaz SA	81,729
6,249	Genel Energy plc	6,760
7,750	Gibson Energy, Inc.	89,501
19,607	Gran Tierra Energy, Inc.*	5,016
18,883	Gulf Keystone Petroleum, Ltd.	15,768
4,281	Hoegh Lng Holdings, Ltd.	4,385
11,767	Husky Energy, Inc.	29,604
4,200	Idemitsu Kosan Co., Ltd.	96,301
1,542	Imperial Oil, Ltd.	17,378

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
3,270	Imperial Oil, Ltd.	$36,974
26,500	INPEX Corp.	148,978
15,282	Inter Pipeline, Ltd.^	91,447
2,244	International Petroleum Corp.*	2,552
3,600	Itochu Enex Co., Ltd.	28,171
1,000	Japan Petroleum Exploration Co., Ltd.	16,417
41,000	JXTG Holdings, Inc.	140,552
24,713	Karoon Energy, Ltd.*	6,700
7,300	Kelt Exploration, Ltd.*	5,707
7,446	Keyera Corp.	69,216
3,082	Koninklijke Vopak NV	160,659
2,011	Lundin Petroleum AB	38,542
10,707	MEG Energy Corp.*	12,707
1,700	Mitsuuroko Holdings Co., Ltd.	17,876
1,502	Naphtha Israel Petroleum Corp.*	5,335
9,823	Neste Oyj	332,628
14,065	New Hope Corp., Ltd.	11,922
7,392	New Zealand Refining Co., Ltd. (The)	3,439
64,000	NewOcean Energy Holdings, Ltd.*	9,487
21,200	Nippon Coke & Engineering Co., Ltd.	11,987
7,654	Nuvista Energy, Ltd.*	2,638
4,687	Obsidian Energy, Ltd.*	766
104,047	Oil Refineries, Ltd.	28,503
21,604	Oil Search, Ltd.	32,853
2,596	OMV AG	71,734
12,681	Origin Energy, Ltd.	33,959
211	Ovintiv, Inc.^	570
2,632	Ovintiv, Inc.	7,220
7,550	Painted Pony Energy, Ltd.*	1,234
1,307	Paramount Resouces, Ltd., Class A*	1,050
9,663	Parex Resources, Inc.*	81,721
5,800	Parkland Fuel Corp.	102,266
587	Paz Oil Co., Ltd.	49,422
7,283	Pembina Pipeline Corp.	136,644
1,584	Pembina Pipeline Corp.	29,795
6,660	Peyto Exploration & Development Corp.	7,052
12,892	Pharos Energy plc	1,919
5,032	Prairiesky Royalty, Ltd.	26,571
61,033	Premier Oil plc*^	12,963
18,219	Repsol SA	166,207
17,670	Royal Dutch Shell plc, Class A, ADR	616,506
16,231	Royal Dutch Shell plc, Class B, ADR	530,104
1,600	Sala Corp.	8,265
4,000	San-Ai Oil Co., Ltd.	41,854
69,254	Santos, Ltd.	150,072
27,521	Saras SpA	25,676
36,000	Savannah Petroleum plc*	3,545
59,700	Senex Energy, Ltd.*	5,797
13,762	Seven Generations Energy*	15,160
400	Sinanen Holdings Co., Ltd.	9,715
24,674	Snam SpA	113,929
12,179	Stobart Group, Ltd.	7,254
15,784	Suncor Energy, Inc.	251,943
18,111	Suncor Energy, Inc.	286,153
383	Sundance Energy, Inc.*	869
16,600	Tamarack Valley Energy, Ltd.*	5,722
3,152	TC Energy Corp.	139,634
5,900	TC Energy Corp.	262,273
13,400	Tidewater Midstream and Infrastructure, Ltd.	4,619
8,990	Torc Oil & Gas, Ltd.	4,025
1,559	Torm plc*	13,283
31,435	Total SA	1,218,697
11,630	Tourmaline Oil Corp.	71,412

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
6,518	TransGlobe Energy Corp.	$2,362
103,509	Tullow Oil plc	13,681
3,072	Verbio Vereinigte Bioenergie AG	28,225
5,883	Vermilion Energy, Inc.	18,062
29,887	Viva Energy Group, Ltd.(a)	23,108
12,328	Whitecap Resources, Inc.	10,251
48,191	Whitehaven Coal, Ltd.	58,577
2,728	Woodside Petroleum, Ltd.	30,386
8,000	Yangarra Resources, Ltd.*	2,104
10,083	Z Energy, Ltd.	17,250

		10,633,030

Paper & Forest Products (0.7%):
1,344	Ahlstrom-Munksjo OYJ	16,503
2,718	Altri SGPS SA	10,804
5,029	Canfor Corp.*	26,090
2,751	Canfor Pulp Products, Inc.	9,912
1,300	Chuetsu Pulp & Paper Co., Ltd.	16,656
600	Daiken Corp.	9,416
6,000	Daio Paper Corp.	80,951
11,027	Ence Energia y Celulosa S.A	30,220
6,700	Hokuetsu Corp.	25,077
2,077	Holmen AB, Class B	57,083
4,627	Interfor Corp.*	20,585
5,272	Metsa Board OYJ*	28,778
6,301	Mondi plc	107,451
15,833	Navigator Co. SA (The)	37,538
4,800	Nippon Paper Industries Co., Ltd.	68,451
1,028	Norbord, Inc.	12,164
31,700	Oji Holdings Corp.	170,014
1,598	Semapa-Sociedade de Investimento E Gestao	13,616
1,998	Stella-Jones, Inc.	43,536
11,332	Stora Enso OYJ, Registered Shares, Class R*	114,983
10,437	Svenska Cellulosa AB, Class B*	105,603
600	Tokushu Tokai Paper Co., Ltd.	23,727
15,115	UPM-Kymmene OYJ^	416,493
1,416	West Fraser Timber Co., Ltd.	27,010
24,618	Western Forest Products, Inc.	11,022

		1,483,683

Personal Products (0.9%):
18,108	Asaleo Care, Ltd.	11,231
1,118	Beiersdorf AG	113,729
16,000	Best World International, Ltd.	2,847
498	Blackmores, Ltd.	22,252
800	Fancl Corp.	17,970
300	HABA Laboratories, Inc.	12,897
1,514	Jamieson Wellness, Inc.	27,696
3,900	Kao Corp.	319,372
300	Kobayashi Pharmaceutical Co., Ltd.	27,814
400	Kose Corp.	49,322
778	L’Oreal SA	204,158
400	Milbon Co., Ltd.	20,212
1,000	Noevir Holdings Co., Ltd.	51,125
2,645	Ontex Group NV	46,222
1,400	Pola Orbis Holdings, Inc.	25,863
3,000	Shiseido Co., Ltd.	177,240
9,464	Unilever NV, NYS	461,749
958	Unilever NV	47,188
4,976	Unilever plc, ADR	251,636
366	Unilever plc	18,473
1,300	Ya-Man, Ltd.	8,029

		1,917,025

Pharmaceuticals (4.7%):
172	Alk-Abello A/S*	39,128

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
15,687	Alliance Pharma plc	$12,631
1,867	Almirall SA	21,626
1,900	Aska Pharmaceutical Co., Ltd.	19,327
16,400	Astellas Pharma, Inc.	253,909
15,563	AstraZeneca plc, ADR	695,044
5,900	Aurora Cannabis, Inc.*^	5,283
1,145	Bausch Health Cos., Inc.*	17,748
8,600	Bausch Health Cos., Inc.*	133,299
16,477	Bayer AG, Registered Shares	966,937
693	Boiron SA	21,426
1,600	Canopy Growth Corp.*	23,265
400	Chugai Pharmaceutical Co., Ltd.	46,307
411	COSMO Pharmaceuticals NV*	26,999
600	Daiichi Sankyo Co., Ltd.	41,287
700	Eisai Co., Ltd.	51,387
20,922	Faes Farma SA	81,539
700	Fuji Pharma Co., Ltd.	7,879
500	Fuso Pharmaceutical Industries. Ltd.	9,674
1,668	Galenica AG(a)	114,028
25,475	GlaxoSmithKline plc, ADR	965,247
3,801	GlaxoSmithKline plc	71,280
3,016	H. Lundbeck A/S	89,780
4,800	Haw Par Corp., Ltd.	34,615
4,811	Hikma Pharmaceuticals plc	121,252
500	Hisamitsu Pharmaceutical Co., Inc.	23,316
26,202	Indivior plc*	14,811
701	Ipsen SA	36,377
98,000	Jacobson Pharma Corp., Ltd.	17,792
1,000	Kaken Pharmaceutical Co., Ltd.	46,566
1,000	Kissei Pharmaceutical Co., Ltd.	25,756
1,100	Kyowa Kirin Co., Ltd.	24,668
98,378	Mayne Pharma Group, Ltd.*	19,328
693	Merck KGaA	71,839
3,200	Nichi-Iko Pharmaceutical Co., Ltd.	42,288
300	Nippon Shinyaku Co., Ltd.	23,575
15,903	Novartis AG, Registered Shares	1,314,851
17,777	Novo Nordisk A/S, Class B	1,072,699
1,000	Ono Pharmaceutical Co., Ltd.	23,022
1,037	Orion OYJ*	42,060
4,471	Orion OYJ, Class B*	183,356
2,000	Otsuka Holdings Co., Ltd.	78,310
1,732	Recipharm AB	17,826
3,141	Recordati SpA	133,026
216	Roche Holding AG	69,393
5,605	Roche Holding AG	1,823,021
2,000	Rohto Pharmaceutical Co., Ltd.	54,828
4,419	Sanofi	388,946
1,600	Santen Pharmaceutical Co., Ltd.	27,562
1,200	Sawai Pharmaceutical Co., Ltd.	64,225
1,300	Seikagaku Corp.	13,585
2,600	Shionogi & Co., Ltd.	127,953
3,200	Sumitomo Dainippon Pharma Co., Ltd.	41,527
800	Taisho Pharmaceutical Holdings Co., Ltd.	49,190
7,400	Takeda Pharmacuetical Co., Ltd.	226,490
3,519	Teva Pharmaceutical Industries, Ltd.*	32,044
4,979	Teva Pharmaceutical Industries, Ltd., ADR*	44,711
800	Torii Pharmaceutical Co., Ltd.	19,974
1,200	Towa Pharmaceutical Co., Ltd.	25,211
1,400	Tsumura & Co.	35,716
1,144	UCB SA	99,310
46,000	United Laboratories International Holdings, Ltd.^	36,956
34,791	Vectura Group plc	41,844

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
209	Vetoquinol SA	$10,878
1,667	Vifor Pharma AG	230,749
243	Virbac SA*	43,269

		10,589,745

Professional Services (2.1%):
5,976	Adecco SA, Registered Shares	235,886
2,215	AF Poyry AB	33,980
1,162	Akka Technologies SA	31,579
7,788	ALS, Ltd.	27,113
770	Altech Corp.	10,375
240	Amadeus Fire AG	20,515
9,096	Applus Services SA	58,432
1,000	Baycurrent Consulting, Inc.	46,744
3,600	Benefit One, Inc.	46,944
1,800	BeNEXT Group Inc.	8,501
372	Bertrandt AG	12,859
7,058	Bureau Veritas SA	134,119
26,624	Capita plc*	10,882
180	Danel Adir Yeoshua, Ltd.	12,581
1,879	DKSH Holding, Ltd.*	93,475
900	EN-Japan, Inc.	16,811
11,350	Experian plc	315,888
1,200	FULLCAST Holdings Co., Ltd.	13,707
900	Funai Soken Holdings, Inc.	17,888
175	Groupe Crit	9,111
76,397	Hays plc	108,821
2,680	Intertek Group plc	156,606
3,227	Intertrust NV(a)	40,386
5,691	IPH, Ltd.	25,601
800	IR Japan Holdings, Ltd.	42,507
1,000	Jac Recruitment Co., Ltd.	9,395
5,154	McMillan Shakespeare, Ltd.	22,818
1,100	Meitec Corp.	43,782
2,597	Morneau Shepell, Inc.	52,398
700	Nexyz Group Corp.	6,279
2,500	Nihon M&A Center, Inc.	68,372
3,600	Nomura Co., Ltd.	27,277
3,000	Outsourcing, Inc.	13,008
18,606	Pagegroup plc	83,859
2,000	Pasona Group, Inc.	15,909
8,000	Persol Holdings Co., Ltd.	80,366
6,057	Randstad NV	213,945
9,800	Recruit Holdings Co., Ltd.	253,088
5,236	RELX plc, ADR	112,050
7,938	RELX plc	170,128
2,833	Ricardo plc	14,459
6,390	Robert Walters plc	23,328
2,992	Seek, Ltd.	28,061
91	SGS SA, Registered Shares	211,175
2,100	SIGMAXYZ, Inc.	24,121
2,400	SMS Co., Ltd.	46,426
1,400	Stantec, Inc.	35,818
2,421	Stantec, Inc.	61,881
7,669	SThree plc	21,901
1,100	Tanseisha Co., Ltd.	7,401
1,200	Technopro Holdings, Inc.	55,737
2,255	Teleperformance	470,539
2,878	Thomson Reuters Corp.	195,301
1,065	Tinexta SpA	10,776
1,100	UT Group Co., Ltd.*	11,278
800	Weathernews, Inc.	26,208
8,714	Wolters Kluwer NV	619,393
600	YAMADA Consulting Group Co., Ltd.	5,293
3,100	Yumeshin Holdings Co., Ltd.	16,267

		4,589,348

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development (2.8%):
1,963	Adler Real Estate AG*	$17,689
902	ADO Properties SA(a)	20,465
3,100	AEON Mall Co., Ltd.	39,105
2,292	Airport City, Ltd.*	33,666
2,300	Airport Facilities Co., Ltd.	8,531
764	Allreal Holding AG	141,836
1,972	Alony Hetz Properties & Invest	22,978
492	Alrov Properties And Lodgings, Ltd.	13,486
700	Altus Group, Ltd.	18,158
2,393	Amot Investments, Ltd.	14,178
7,879	Aroundtown SA	39,474
28,100	Ascendas India Trust	23,480
2,512	Ashtrom Properties, Ltd.	12,012
46,000	Asia Standard International Group, Ltd.	5,265
3,271	Atrium European Real Estate, Ltd.	9,754
2,076	Atrium Ljungberg AB, Class B	32,421
443	Azrieli Group	25,623
45	Bayside Land Corp.	26,331
210	Big Shopping Centers, Ltd.	15,415
3,700	Bukit Sembawang Estates, Ltd.	9,951
1,686	CA Immobilien Anlagen AG	56,935
19,711	Capital & Counties Properties plc	40,425
18,900	CapitaLand, Ltd.	37,741
2,300	Castellum AB	38,964
1,089	Catena AB	31,804
2,794	Cedar Woods Properties, Ltd.	7,101
18,000	Chinese Estates Holdings, Ltd.	8,100
41,300	Chip Eng Seng Corp., Ltd.	14,390
52,000	Chuang’s Consortium International, Ltd.	7,289
7,300	City Developments, Ltd.	37,017
1,684	Citycon OYJ	10,420
39,930	CK Asset Holdings, Ltd.	217,236
3,803	CLS Holdings plc	9,211
1,625	Colliers International Group	78,016
741	Corestate Capital Holding SA	22,141
231	Countrywide plc*	137
340,000	CSI Properties, Ltd.	9,820
168	Daejan Holdings plc	16,302
1,700	Daibiru Corp.	14,031
1,200	Daito Trust Construction Co., Ltd.	111,940
11,500	Daiwa House Industry Co., Ltd.	284,859
887	Deutsche Euroshop AG	10,252
3,980	Deutsche Wohnen SE	152,025
2,618	Dic Asset AG	27,237
2,651	Dios Fastigheter AB	17,707
2,900	Dream Unlimited Corp.	19,456
34,000	Emperor International Holdings	5,595
2,667	Entra ASA(a)	31,811
3,263	Fabege AB	41,852
68,000	Far East Consortium International, Ltd.	24,451
1,175	Fastighets AB Balder*	42,248
1,529	FirstService Corp.	117,917
11,092	Foxtons Group plc*	5,571
16,000	Frasers Property, Ltd.	12,440
1,100	Goldcrest Co., Ltd.	16,546
17,039	Grainger plc	54,718
2,575	Grand City Properties SA	54,300
10,000	Great Eagle Holdings, Ltd.	26,254
17,100	GuocoLand, Ltd.	16,064
28,000	Hang Lung Group, Ltd.	58,852
24,984	Hang Lung Properties, Ltd.	50,533
1,200	Heiwa Real Estate Co., Ltd.	31,093
5,154	Helical plc	22,359

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
27,706	Henderson Land Development Co., Ltd.	$105,227
37,840	HKR International, Ltd.	14,557
9,400	Ho Bee Land, Ltd.	13,172
18,500	Hong Fok Corp., Ltd.	7,622
21,600	Hongkong Land Holdings, Ltd.	80,796
2,049	Hufvudstaden AB	28,015
3,000	Hulic Co., Ltd.	30,465
11,000	Hysan Development Co., Ltd.	35,611
12,900	Ichigo, Inc.	29,775
242	Immobel SA	17,847
2,353	IMMOFINANZ AG	42,057
1,386	Instone Real Estate Group AG*(a)	22,126
29	Intershop Holdings AG	15,250
2,000	Invesque, Inc.	6,320
164	Investis Holding SA	13,833
25,000	K Wah International Holdings Ltd.	10,726
2,000	Katitas Co., Ltd.	32,083
8,200	Kenedix, Inc.	31,076
22,225	Kerry Properties, Ltd.	58,364
21,647	Klovern AB	32,197
3,150	Kojamo Oyj	59,846
26,000	Kowloon Development Co., Ltd.	28,366
7,162	Kungsleden AB	54,140
11,400	Lai Sun Development Co., Ltd.	12,198
112,800	Landing International Development, Ltd.*	3,597
44,500	Langham Hospitality Investment	7,930
1,358	LEG Immobilien AG	153,396
6,485	Lend Lease Group	40,779
5,100	Leopalace21 Corp.*	12,550
8,000	Liu Chong Hing Investment, Ltd.	8,016
4,644	LSL Property Services plc	9,621
578	Melisron, Ltd.	22,601
59,000	Mingfa Group International Co., Ltd.*	428
4,800	Mitsubishi Estate Co., Ltd.	70,771
4,100	Mitsui Fudosan Co., Ltd.	70,924
9,306	Mivne Real Estate KD, Ltd.*	20,242
255	Mobimo Holding AG, Registered Shares	71,560
100	Morguard Corp.	9,387
60,351	New World Development Co., Ltd.	64,648
2,193	Nexity SA	67,544
800	Nippon Commercial Development Co., Ltd.	9,911
1,700	Nisshin Group Holdings Co., Ltd.	6,220
3,200	Nomura Real Estate Holdings, Inc.	51,912
3,463	Nyfosa AB*	17,448
1,024	Olav Thon Eiendomsselskap ASA	11,138
2,400	Open House Co., Ltd.	49,371
17,900	Oue, Ltd.	12,477
49,550	Oxley Holdings, Ltd.	7,127
1,449	PATRIZIA AG	33,595
1,195	Platzer Fastigheter Holding AB, Class B	8,519
94	Plazza AG	27,044
2,600	Polytec Asset Holdings, Ltd.	291
31,000	Prospect Co., Ltd.	6,945
1,157	PSP Swiss Property AG	144,762
700	Raysum Co., Ltd.	4,276
3,244	Real Matters, Inc.*	32,276
2,300	Relo Group, Inc.	48,281
2,615	S Immo AG	50,608
977	Sagax AB, Class B	9,836

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
24,202	Samhallsbyggnadsbolaget i Norden AB	$46,227
1,200	SAMTY Co., Ltd.	13,335
9,123	Savills plc	93,300
1,875	Selvaag Bolig ASA	8,354
7,103	Servcorp, Ltd.	9,353
2,600	Shinoken Group Co., Ltd.	18,027
795	Shurgard Self Storage SA	23,624
100,800	Sinarmas Land, Ltd.	10,832
34,825	Sino Land Co., Ltd.	44,059
5,000	Soundwill Holdings, Ltd.	4,519
8,938	St. Modwen Properties plc	36,616
2,900	Sumitomo Realty & Development Co., Ltd.	70,692
1,493	Summit Real Estate Holdings, Ltd.	13,678
1,800	Sun Frontier Fudousan Co., Ltd.	13,633
5,921	Sun Hung Kai Properties, Ltd.	77,745
10,646	Swire Pacific, Ltd., Class A	68,204
17,500	Swire Pacific, Ltd., Class B	17,857
13,600	Swire Properties, Ltd.	38,158
2,643	Swiss Prime Site AG	259,551
3,756	TAG Immobilien AG	74,514
21,000	TAI Cheung Holdings, Ltd.	14,017
4,200	Takara Leben Co., Ltd.	13,558
33,324	The Wharf Holdings, Ltd.^	58,880
4,500	Toc Co., Ltd.	24,452
6,400	Tokyo Tatemono Co., Ltd.	67,749
17,000	Tokyu Fudosan Holdings Corp.	81,381
2,400	Tosei Corp.	20,661
2,676	Tricon Capital Group, Inc.	13,103
6,860	U & I Group plc	6,779
213	UBM Development AG	6,416
1,200	Unizo Holdings Co., Ltd.	66,707
16,200	UOL Group, Ltd.	74,610
6,670	Urban & Civic plc	17,334
2,545	Vonovia SE	125,412
3,228	Wallenstam AB	36,748
6	Warteck Invest AG	12,714
6,203	Watkin Jones plc	11,887
10,000	Wharf Real Estate Investment Co., Ltd.	40,977
12,829	Wheelock & Co., Ltd.	87,146
2,034	Wihlborgs Fastigheter AB	28,347
20,700	Wing Tai Holdings, Ltd.	22,560
16,000	Wing Tai Properties, Ltd.	9,747
17	Zug Estates Holding AG	33,409

		6,187,550

Road & Rail (1.5%):
8,566	A2B Australia, Ltd.	3,359
52,525	Aurizon Holdings, Ltd.	136,025
400	Canadian National Railway Co.	31,279
5,353	Canadian National Railway Co.	415,554
1,009	Canadian Pacific Railway, Ltd.	221,566
800	Central Japan Railway Co.	128,260
1,200	Chilled & Frozen Logistics Holdings Co., Ltd.	13,782
52,900	ComfortDelGro Corp., Ltd.	56,628
346	DSV PANALPINA A/S	31,515
1,700	East Japan Railway Co.	128,836
8,727	Europcar Mobility Group^(a)	13,947
64,976	FirstGroup plc*	40,556
1,500	Fukuyama Transporting Co., Ltd.	53,696
4,083	Go-Ahead Group plc	41,756
1,000	Hamakyorex Co., Ltd.	24,382
3,000	Hankyu Hanshin Holdings, Inc.	101,031

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
2,200	Hitachi Transport System, Ltd.	$47,868
1,100	Ichinen Holdings Co., Ltd.	11,647
206	Jungfraubahn Holding AG, Registered Shares	25,705
2,500	Keikyu Corp.	42,124
700	Keio Corp.	41,450
1,700	Keisei Electric Railway Co., Ltd.	49,098
1,500	Kintetsu Group Holdings Co., Ltd.	69,547
400	Maruzen Showa Unyu Co., Ltd.	8,853
7,515	MTR Corp., Ltd.	38,697
2,700	Nagoya Railroad Co., Ltd.	75,843
2,400	Nankai Electric Railway Co., Ltd.	54,754
29,502	National Express Group plc	74,763
3,300	Nikkon Holdings Co., Ltd.	64,644
1,800	Nippon Express Co., Ltd.	88,157
2,100	Nishi-Nippon Railroad Co., Ltd.	52,039
5,199	Nobina AB(a)	28,332
2,800	Odakyu Electric Railway Co., Ltd.	61,555
13,546	Redde Northgate plc	23,295
500	Sakai Moving Service Co., Ltd.	26,597
2,300	Sankyu, Inc.	85,909
6,200	Seino Holdings Co., Ltd.	67,374
11,100	Senko Group Holdings Co., Ltd.	86,274
823	Sixt Leasing Se	16,626
984	Sixt SE	53,168
1,349	Sixt SE	53,437
2,000	Sotetsu Holdings, Inc.	51,450
31,768	Stagecoach Group plc	27,542
278	Stef S.A.	19,449
5,661	Tfi International, Inc.	124,919
2,000	Tobu Railway Co., Ltd.	69,916
3,400	Tokyu Corp.	53,566
300	Tonami Holdings Co., Ltd.	13,419
3,913	Tourism Holdings, Ltd.	2,496
600	Trancom Co., Ltd.	39,250
20,000	Transport International Holdings, Ltd.	42,005
1,100	West Japan Railway Co.	75,342

		3,209,282

Semiconductors & Semiconductor Equipment (1.4%):
2,600	Advantest Corp.	104,287
18,200	Aem Holdings, Ltd.	21,231
2,386	ASM International NV	238,667
14,619	ASM Pacific Technology, Ltd.	136,404
2,381	ASML Holding NV, NYS	622,964
4,404	BE Semiconductor Industries NV	134,235
45,000	BOE Varitronix, Ltd.	12,145
1,206	Camtek, Ltd./Israel	10,462
3,163	Dialog Semiconductor plc*	85,598
100	Disco Corp.	19,738
839	Elmos Semiconductor AG	17,663
2,300	Ferrotec Holdings Corp.	11,748
438	First Sensor AG	18,341
19,132	Infineon Technologies AG	286,492
2,200	Japan Material Co., Ltd.	28,856
1,600	Lasertec Corp.	74,804
1,200	Megachips Corp.	17,232
1,090	Melexis NV	57,682
800	Mimasu Semiconductor Industry	13,081
1,700	Mitsui High-Tec, Inc.	17,517
1,078	Nova Measuring Instruments, Ltd.*	35,510
1,100	Optorun Co., Ltd.	26,152
28,200	Renesas Electronics Corp.*	101,263
700	ROHM Co., Ltd.	38,339
1,600	Sanken Electric Co., Ltd.	31,091
400	Screen Holdings Co., Ltd.	14,774

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
700	Shibaura Mechatronics Corp.	$15,409
300	Shindengen Electric Manufacturing Co., Ltd.	6,461
2,100	Shinko Electric Industries Co., Ltd.	20,089
992	Siltronic AG	74,320
285	SMA Solar Technology AG*	8,181
823	Soitec*	59,330
10,083	STMicroelectronics NV	219,383
1,086	SUESS MicroTec SE*	7,745
10,600	SUMCO Corp.	136,335
1,100	Tokyo Electron, Ltd.	206,872
800	Tokyo Seimitsu Co., Ltd.	22,755
2,300	Towa Corp.	15,839
3,609	Tower Semiconductor, Ltd.*	57,455
300	Tri Chemical Laboratories, Inc.	20,299
386	U-Blox AG	23,751
1,800	Ulvac, Inc.	43,045
1,200	Yamaichi Electronics Co., Ltd.	15,354

		3,128,899

Software (1.2%):
3,300	Absolute Software Corp.	20,216
1,800	Access Co., Ltd.	14,738
3,669	Altium, Ltd.	65,642
585	AVEVA Group plc	25,254
1,040	Axway Software SA	17,613
26,254	BlackBerry, Ltd.*	107,658
7,787	Bravura Solutions, Ltd.	18,323
4,900	Broadleaf Co., Ltd.	21,322
500	Computer Engineering & Consulting, Ltd.	6,334
301	Constellation Software, Inc.	273,602
1,400	Cresco, Ltd.	18,424
1,200	Cybozu, Inc.	21,021
323	Dassault Systemes SA	47,887
764	Descartes Systems Group, Inc.*	26,274
300	Digital Arts, Inc.	12,963
2,000	Enghouse Systems, Ltd.	61,872
800	Fuji Soft, Inc.	25,727
900	Fukui Computer Holdings, Inc.	18,075
8,509	Hansen Technology, Ltd.	15,078
916	Hilan, Ltd.	28,850
8,800	Infomart Corp.	57,912
13,965	Infomedia, Ltd.	12,464
7,858	Integrated Research, Ltd.	12,505
6,854	IRESS, Ltd.	44,918
9,063	Isentia Group, Ltd.*	936
600	Justsystems Corp.	27,302
400	Kinaxis, Inc.*	30,954
1,361	Lectra	21,580
172	Linedata Services	3,712
1,195	Magic Software Enterprises, Ltd.	9,541
8,235	Micro Focus International plc, ADR	41,751
500	Miroku Jyoho Service Co., Ltd.	11,024
2,085	Nemetschek Se	105,077
249	Netcompany Group A/S*(a)	11,601
546	NICE Systems, Ltd.*	79,059
600	Open Text Corp.	20,984
3,485	Open Text Corp.	121,696
700	Oracle Corp.	61,121
2,000	Rakus Co., Ltd.	29,520
1,053	Rib Software Se	33,117
16,033	Sage Group plc	117,399
2,059	SAP SE	236,417
3,474	SDL plc	17,146
2,151	SimCorp A/S	181,099

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
1,731	Software AG	$52,035
500	SRA Holdings	9,883
2,800	Systena Corp.	37,636
8,525	Technology One, Ltd.	42,638
1,610	Temenos AG	211,198
1,900	Trend Micro, Inc.	93,862
8,732	Vista Group International, Ltd.	5,986

		2,588,946

Specialty Retail (1.2%):
400	ABC-Mart, Inc.	20,065
16,866	Accent Group, Ltd.	8,311
10,400	Adairs, Ltd.	5,701
1,300	Adastria Co., Ltd.	14,613
900	Alpen Co., Ltd.	13,381
34,842	AMA Group, Ltd.	5,927
2,600	Aoki Holdings, Inc.	17,489
2,800	Aoyama Trading Co., Ltd.	24,057
3,236	AP Eagers, Ltd.	6,178
1,900	Arcland Sakamoto Co., Ltd.	17,166
2,500	Autobacs Seven Co., Ltd.	28,864
1,813	Autocanada, Inc.	6,893
2,300	BIC Camera, Inc.	18,619
6,038	Bilia AB, Class A	37,332
3,245	Byggmax Group AB*	7,684
2,292	Carasso Motors, Ltd.	5,803
16,294	Card Factory plc	6,705
3,919	Ceconomy AG*	8,563
800	Chiyoda Co., Ltd.	8,627
18,000	Chow Sang Sang Holdings International, Ltd.	17,808
31,200	Chow Tai Fook Jewellery Group, Ltd.	21,994
4,700	DCM Holdings Co., Ltd.	43,507
39,375	Dixons Carphone plc	38,070
1,884	Dufry AG, Registered Shares	58,426
5,850	Dunelm Group plc	51,179
4,900	Edion Corp.	40,598
77,300	Esprit Holdings, Ltd.*	6,525
400	Fast Retailing Co., Ltd.	163,468
104	Fenix Outdoor International AG	6,590
1,290	Fielmann AG	75,847
878	Fnac Darty SA*	23,206
9,000	Frasers Group plc*	20,367
2,300	Geo Holdings Corp.	27,914
130,000	Giordano International, Ltd.	23,593
1,946	Grandvision BV(a)	53,356
13,359	Halfords Group plc	11,554
8,861	Hennes & Mauritz AB, Class B	114,113
300	Hikari Tsushin, Inc.	50,340
483	Hornbach Baumarkt AG	8,000
721	Hornbach Holding AG & Co. KGaA	30,326
22,000	I.T, Ltd.	3,786
5,100	Idom, Inc.	18,526
5,629	Industria de Diseno Textil SA	146,099
5,883	JB Hi-Fi, Ltd.	103,547
27,079	JD Sports Fashion plc	155,821
700	JINS Holdings, Inc.	38,490
1,500	Joshin Denki Co., Ltd.	28,885
11,030	Kathmandu Holdings, Ltd.	7,273
1,700	Keiyo Co., Ltd.	7,778
39,018	Kingfisher plc	70,264
900	Kohnan Shoji Co., Ltd.	18,242
5,100	Kojima Co., Ltd.	16,090
1,600	Komeri Co., Ltd.	28,714
6,600	K’s Holding Corp.	62,605
2,366	Leon’s Furniture, Ltd.	22,684
1,500	Lixil Viva Corp.	25,503

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
15,750	L’occitane International SA	$22,893
19,046	Lookers plc	3,803
20,000	Luk Fook Holdings International, Ltd.	40,232
2,347	Matas A/S	14,752
1,681	Mekonomen AB*	7,519
2,955	Mobilezone Holding AG	25,690
3,966	Nick Scali, Ltd.^	8,414
1,900	Nishimatsuya Chain Co., Ltd.	13,116
400	Nitori Co., Ltd.	54,075
2,300	Nojima Corp.	37,991
40,000	Oriental Watch Holdings	7,865
1,400	Pal Group Holdings Co., Ltd.	17,048
76,677	Pendragon plc	5,993
19,618	Pets At Home Group plc	63,275
2,736	Premier Investments, Ltd.	21,450
61,088	SA SA International Holdings, Ltd.	9,103
1,800	Shimachu Co., Ltd.	44,441
400	Shimamura Co., Ltd.	24,163
2,900	Sleep Country Canada Holdings, Inc.(a)	20,630
8,650	Super Retail Group, Ltd.	24,382
3,968	Superdry plc	5,266
900	T-Gaia Corp.	17,071
1,300	United Arrows, Ltd.	19,513
2,400	USS Co., Ltd.	33,063
240	Valora Holding AG	42,203
8,200	VT Holdings Co., Ltd.	22,252
4,080	WHSmith plc	57,614
300	Workman Co., Ltd.	16,474
800	World Co., Ltd.	11,100
700	Xebio Holdings Co., Ltd.	5,788
1,990	XXL ASA*^(a)	900
10,200	Yamada Denki Co., Ltd.	40,734
800	Yellow Hat, Ltd.	11,139

		2,653,018

Technology Hardware, Storage & Peripherals (0.6%):
6,400	Brother Industries, Ltd.	97,839
6,500	Canon, Inc.	141,983
700	EIZO Corp.	20,425
900	Elecom Co., Ltd.	31,347
2,700	FUJIFILM Holdings Corp.	135,543
19,300	Konica Minolta, Inc.	78,379
1,931	Logitech International S.A.	83,615
4,546	Logitech International SA, Class R	195,160
1,900	Maxell Holdings, Ltd.	18,695
4,900	Mcj Co., Ltd.	27,099
6,900	NEC Corp.	251,792
1,300	Noritsu Koki Co., Ltd.	11,151
1,935	Quadient	34,027
13,100	Ricoh Co., Ltd.	96,207
600	Roland Dg Corp.	6,468
2,197	S&T AG	41,738
7,600	Seiko Epson Corp.	82,254
1,200	Toshiba Tec Corp.	37,801
4,400	Wacom Co., Ltd.	12,935

		1,404,458

Textiles, Apparel & Luxury Goods (1.6%):
1,248	Adidas AG	287,020
3,137	Aritzia, Inc.*	27,444
3,800	Asics Corp.	35,067
1,700	Atsugi Co., Ltd.	9,818
287	Bijou Brigitte AG	9,871
1,383	Brunello Cucinelli SpA	42,056
6,313	Burberry Group plc	103,257
364	Calida Holding AG	10,584

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
408	Canada Goose Holdings, Inc.*	$8,115
880	Chargeurs SA	8,931
4,311	Cie Financiere Richemont SA	236,361
35,102	Coats Group plc	18,445
485	Delta-Galil Industries, Ltd.	7,479
829	Fox Wizel, Ltd.	27,443
900	Fujibo Holdings, Inc.	23,920
2,382	Gildan Activewear, Inc.	30,394
28,000	Global Brands Group Holding, Ltd.*	738
400	Goldwin, Inc.	22,289
900	Gunze, Ltd.	30,277
189	Hermes International SA	130,499
2,775	Hugo Boss AG	71,375
2,800	Japan Wool Textile Co., Ltd. (The)	24,335
473	Kering	246,741
1,500	Komatsu Matere Co., Ltd.	10,217
700	Kurabo Industries, Ltd.	16,782
399,238	Li & Fung, Ltd.	52,304
2,443	LVMH Moet Hennessy Louis Vuitton SA	906,580
5,170	Moncler SpA	188,680
3,560	New Wave Group AB	9,841
5,000	Onward Holdings Co., Ltd.	21,968
9,893	Ovs SpA*(a)	8,558
44,000	Pacific Textiles Holdings, Ltd.	21,079
4,972	Pandora A/S	161,966
12,900	Prada SpA	37,658
2,649	Puma SE	158,206
1,469	Salvatore Ferragamo Italia SpA	19,513
73,200	Samsonite International SA(a)	69,218
2,100	Sankyo Seiko Co., Ltd.	9,602
500	Sanyo Shokai, Ltd.	6,251
1,800	Seiko Holdings Corp.	29,042
2,500	Seiren Co., Ltd.	30,075
17,500	Stella International Holdings, Ltd.	18,284
507	Swatch Group AG (The), Class B	101,373
953	Swatch Group AG (The), Registered Shares	37,516
1,909	Ted Baker plc	2,434
60,000	Texwinca Holdings, Ltd.	9,644
404	Tod’s SpA	13,542
3,200	Tsi Holdings Co., Ltd.	11,719
5,500	Unitika, Ltd.*	13,720
2,000	Wacoal Holdings Corp.	43,536
1,100	Yondoshi Holdings, Inc.	19,806
45,514	Yue Yuen Industrial Holdings, Ltd.	69,316

		3,510,889

Thrifts & Mortgage Finance (0.1%):
1,484	Aareal Bank AG	24,769
3,618	Deutsche Pfandbriefbank AG(a)	27,797
615	Equitable Group, Inc.	25,381
1,100	Firm Capital Mortgage Investment Corp.	7,903
2,026	Genworth MI Canada, Inc.	45,024
16,190	Genworth Mortgage Insurance AU	22,056
3,512	Home Capital Group, Inc.*	40,084
3,730	MyState, Ltd.	8,690
9,478	Onesavings Bank plc	29,395
10,978	Paragon Banking Group plc	45,224
3,600	Timbercreek Financial Corp.	18,139

		294,462

Tobacco (0.5%):
9,038	British American Tobacco plc	308,559
16,387	Imperial Brands plc, Class A	303,676
13,100	Japan Tobacco, Inc.	242,521
3,118	Scandinavian Tobacco Group A/S(a)	31,510

Shares		Fair Value
Common Stocks, continued
Tobacco, continued
2,105	Swedish Match AB, Class B	$120,516

		1,006,782

Trading Companies & Distributors (1.7%):
2,637	AddTech AB, Class B	65,033
1,000	Alconix Corp.	9,988
13,653	Ashtead Group plc	303,169
653	BayWa AG	18,382
2,337	Beijer Ref AB	42,125
1,271	Bergman & Beving AB	6,461
12,500	BOC Aviation, Ltd.(a)	79,050
537	Bossard Holding AG	62,324
6,171	Brenntag AG	233,073
2,745	Bufab AB	21,153
4,067	Bunzl plc	81,983
4,000	CanWel Building Materials Group, Ltd.	9,381
70,000	China Strategic Holdings, Ltd.*	216
400	Daiichi Jitsugyo Co., Ltd.	12,754
5,850	Diploma plc	116,695
3,513	Ferguson plc	219,618
8,200	Finning International, Inc.	87,997
1,200	Furusato Industries, Ltd.	16,042
7,815	Grafton Group plc	51,363
1,700	Hanwa Co., Ltd.	26,448
32,140	Howden Joinery Group plc	203,531
1,598	Imcd Group NV	113,615
1,800	Inaba Denki Sangyo Co., Ltd.	38,390
1,800	Inabata & Co., Ltd.	19,676
3,231	Indutrade AB	87,923
9,000	Itochu Corp.	186,759
2,600	Iwatani Corp.	87,146
616	Jacquet Metal Service	5,816
500	Japan Pulp & Paper Co., Ltd.	17,382
700	Kamei Corp.	6,582
900	Kanaden Corp.	10,446
1,700	Kanamoto Co., Ltd.	33,087
4,800	Kanematsu Corp.	49,305
5,365	Kloeckner & Co. SE	19,744
14,200	Marubeni Corp.	70,806
900	Maruka Corp.	15,672
900	Mitani Corp.	44,628
6,700	Mitsubishi Corp.	142,225
8,600	Mitsui & Co., Ltd.	119,816
1,271	Momentum Group AB, Class B	8,651
1,800	MonotaRo Co., Ltd.	47,835
4,300	Nagase & Co., Ltd.	50,943
600	Nichiden Corp.	11,822
1,100	Nippon Steel Trading Corp.	37,191
1,200	Nishio Rent All Co., Ltd.	25,198
700	Onoken Co., Ltd.	7,361
4,501	Reece, Ltd.	25,505
10,309	Rexel SA	76,799
3,492	Richelieu Hardware, Ltd.	55,168
2,804	Russel Metals, Inc.	26,085
2,600	Sanyo Trading Co., Ltd.	19,869
1,200	Seika Corp.	12,067
600	Senshu Electric Co., Ltd.	13,375
4,146	Seven Group Holdings, Ltd.	29,579
38,500	Sojitz Corp.	90,418
409	Solar A/S	12,083
17,864	Speedy Hire plc	10,934
800	Sugimoto & Co., Ltd.	13,121
6,600	Sumitomo Corp.	75,692
600	Tomoe Engineering Co., Ltd.	11,476
2,572	Toromont Industries, Ltd.	112,688
3,600	Toyota Tsushu Corp.	84,768

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
9,061	Travis Perkins plc	$98,889
1,000	Trusco Nakayama Corp.	21,691
800	Wajax Corp.	3,673
2,700	Wakita & Co., Ltd.	24,883
2,700	Yamazen Corp.	22,714
800	Yuasa Trading Co., Ltd.	21,173

		3,787,455

Transportation Infrastructure (0.5%):
833	Aena SME SA(a)	90,882
496	Aeroports de Paris	47,608
6,280	Atlantia SpA	78,697
8,433	Atlas Arteria, Ltd.	29,366
6,897	Auckland International Airport, Ltd.	20,319
4,570	Enav SpA(a)	20,104
671	Flughafen Zuerich AG	75,563
1,452	Fraport AG	58,916
6,329	Getlink SE	76,477
2,440	Hamburger Hafen und Logistik AG	34,139
182,200	Hutchison Port Holdings Trust	18,506
2,770	James Fisher & Sons plc	43,138
400	Japan Airport Terminal Co., Ltd.	15,442
3,500	Kamigumi Co., Ltd.	59,216
2,100	Mitsubishi Logistics Corp.	42,368
400	Nissin Corp.	5,929
5,399	Port of Tauranga, Ltd.	19,382
27,661	Qube Holdings, Ltd.	37,553
15,500	SATS, Ltd.	34,507
17,118	Signature Aviation plc	34,954
3,800	Sumitomo Warehouse Co., Ltd. (The)	41,625
9,817	Sydney Airport	34,338
13,678	Transurban Group	100,592
2,729	Westshore Terminals Investment Corp.	25,368

		1,044,989

Water Utilities (0.2%):
15,034	Pennon Group plc	203,697
5,341	Severn Trent plc	150,604
45,000	Siic Environment Holdings, Ltd.	6,268
10,525	United Utilities Group plc	117,502

		478,071

Wireless Telecommunication Services (1.7%):
1,292	1&1 Drillisch AG	27,458
3,670	Cellcom Israel, Ltd.*	10,772
7,390	Freenet AG	132,259
88,000	Hutchison Telecommunications Holdings, Ltd.	14,488
27,900	KDDI Corp.	824,785
5,186	Millicom International Cellular SA, SDR	146,157
12,900	NTT DoCoMo, Inc.	405,570
1,000	Okinawa Cellular Telephone Co.	33,327
2,104	Orange Belgium SA	37,137
5,106	Partner Communications Co.*	19,056
1,900	Rogers Communications, Inc., Class B	79,317
1,708	Rogers Communications, Inc., Class B	70,933
35,000	Smartone Telecommunications Ho	20,512
9,900	Softbank Corp.	126,034
33,200	SoftBank Group Corp.	1,162,728
21,800	StarHub, Ltd.	20,211
7,956	Tele2 AB	107,008
342,357	Vodafone Group plc	478,128

		3,715,880

Total Common Stocks (Cost $263,872,828)		217,909,447

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Preferred Stocks (0.3%):
Automobiles (0.3%):
1,600	Bayerische Motoren Werke AG (BMW), 8.87%, 5/15/20	$69,981
1,645	Porsche Automobil Holding SE, 5.64%, 5/20/20	71,044
4,515	Volkswagen AG, 4.50%, 5/8/20	537,789

		678,814

Household Products (0.0%†):
638	Henkel AG & Co. KGaA, 2.50%, 4/21/20	52,014

Total Preferred Stocks (Cost $1,254,819)		730,828

Warrant (0.0%†):
Energy Equipment & Services (0.0%†):
64,038	Ezion Holdings, Ltd., 4/6/23	–

Total Warrant (Cost $–)		–

Right (0.0%†):
Media (0.0%†):
8,170	Ooh!Media, Ltd., Expires on 4/17/20*(b)	–

Total Right (Cost $–)		–

Short-Term Securities Held as Collateral for Securities on Loan (0.9%):
$1,928,482	BlackRock Liquidity FedFund, Institutional Class , 1.81%(c)(d)	1,928,482

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $1,928,482)		1,928,482

Unaffiliated Investment Companies (0.1%):
Money Markets (0.1%):
302,642	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.51%(d)	302,642

Total Unaffiliated Investment Companies (Cost $302,642)		302,642

Total Investment Securities (Cost $267,358,771) - 99.8%		220,871,399
Net other assets (liabilities) - 0.2%		418,891

Net Assets - 100.0%		$221,290,290

Percentages indicated are based on net assets as of March 31, 2020.

ADR	-	American Depository Receipt
CVR	-	Contingency Valued Rights
NYS	-	New York Shares
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $1,848,556.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2020. The total of all such securities represent 0.00% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(d)	The rate represents the effective yield at March 31, 2020.

Amounts shown as “__” are either $0 or round to less than $.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2020:

(Unaudited)

Country	Percentage
Australia	5.2%
Austria	0.5%
Belgium	1.1%
Bermuda	0.1%
Cambodia	—%†
Canada	8.5%
Cayman Islands	—%†
China	0.1%
Colombia	—%†
Denmark	1.9%
Egypt	—%†
European Community	—%†
Faroe Islands	—%†
Finland	1.6%
France	7.6%
Germany	6.8%
Hong Kong	2.6%
India	—%†
Indonesia	—%†
Ireland	1.2%
Isle of Man	0.1%
Israel	0.8%
Italy	2.6%
Japan	25.4%
Jersey	—%†
Liechtenstein	—%†
Luxembourg	0.4%
Macau	—%†
Malta	—%†
Mexico	—%†
Monaco	—%†
Netherlands	3.6%
New Zealand	0.4%
Norway	0.7%
Peru	—%†
Portugal	0.2%
Russian Federation	—%†
Singapore	1.0%
Spain	2.3%
Sweden	2.8%
Switzerland	8.3%
United Arab Emirates	—%†
United Kingdom	13.0%
United States	1.2%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (99.6%):
Aerospace & Defense (1.9%):
1,810	AAR Corp.	$32,146
3,468	Aerojet Rocketdyne Holdings, Inc.*	145,066
1,163	AeroVironment, Inc.*	70,896
12,010	Arconic, Inc.	192,881
712	Astronics Corp.*	6,536
415	Astronics Corp., Class B*	3,777
1,281	Axon Enterprise, Inc.*	90,656
6,186	Boeing Co. (The)	922,580
3,220	BWX Technologies, Inc.	156,846
685	CPI Aerostructures, Inc.*	1,541
1,202	Cubic Corp.	49,655
1,891	Curtiss-Wright Corp.	174,747
625	Ducommun, Inc.*	15,531
3,755	General Dynamics Corp.	496,824
769	HEICO Corp.	57,375
1,407	HEICO Corp., Class A	89,907
3,113	Hexcel Corp.	115,772
1,188	Huntington Ingalls Industries, Inc.	216,465
4,471	Kratos Defense & Security Solutions, Inc.*	61,879
2,490	L3harris Technologies, Inc.	448,499
3,678	Lockheed Martin Corp.	1,246,659
1,378	Mercury Systems, Inc.*	98,307
913	Moog, Inc., Class A	46,134
343	National Presto Industries, Inc.	24,288
2,085	Northrop Grumman Corp.	630,817
953	Park Aerospace Corp., Class C	12,008
4,443	Raytheon Co.	582,699
2,910	Spirit AeroSystems Holdings, Inc., Class A	69,636
495	Teledyne Technologies, Inc.*	147,149
6,294	Textron, Inc.	167,861
521	TransDigm Group, Inc.	166,819
1,258	Triumph Group, Inc.	8,504
9,689	United Technologies Corp.	913,963
741	Vectrus, Inc.*	30,685

		7,495,108

Air Freight & Logistics (0.7%):
3,741	Air Transport Services Group, Inc.*	68,385
1,400	Atlas Air Worldwide Holdings, Inc.*	35,938
4,138	C.H. Robinson Worldwide, Inc.	273,936
1,026	Echo Global Logistics, Inc.*	17,524
3,621	Expeditors International of Washington, Inc.	241,593
6,340	FedEx Corp.	768,788
1,079	Forward Air Corp.	54,651
1,993	Hub Group, Inc., Class A*	90,622
3,266	Radiant Logistics, Inc.*	12,639
10,382	United Parcel Service, Inc., Class B	969,887
4,309	XPO Logistics, Inc.*	210,064

		2,744,027

Airlines (0.5%):
5,679	Alaska Air Group, Inc.	161,681
858	Allegiant Travel Co.	70,184
11,473	American Airlines Group, Inc.	139,856
1,140	Copa Holdings SA, Class A	51,631
14,911	Delta Air Lines, Inc.	425,411
2,644	Hawaiian Holdings, Inc.	27,603
12,051	JetBlue Airways Corp.*	107,856
2,917	SkyWest, Inc.	76,396
16,165	Southwest Airlines Co.	575,637
3,618	Spirit Airlines, Inc.*	46,636
8,455	United Airlines Holdings, Inc.*	266,755

		1,949,646

Shares		Fair Value
Common Stocks, continued
Auto Components (0.5%):
2,780	Adient plc*	$25,215
8,138	American Axle & Manufacturing Holdings, Inc.*	29,378
7,088	Aptiv plc	349,013
4,085	Autoliv, Inc.	187,951
8,940	BorgWarner, Inc.	217,868
2,411	Cooper Tire & Rubber Co.	39,299
1,256	Cooper-Standard Holding, Inc.*	12,899
8,752	Dana, Inc.	68,353
2,123	Delphi Technologies plc*	17,090
1,395	Dorman Products, Inc.*	77,102
1,599	Fox Factory Holding Corp.*	67,158
1,259	Garrett Motion, Inc.*	3,601
10,524	Gentex Corp.	233,211
1,620	Gentherm, Inc.*	50,868
10,334	Goodyear Tire & Rubber Co.	60,144
1,365	Horizon Global Corp.*	2,553
1,015	LCI Industries	67,832
2,642	Lear Corp.	214,663
3,637	Modine Manufacturing Co.*	11,820
1,190	Motorcar Parts of America, Inc.*	14,970
1,436	Standard Motor Products, Inc.	59,695
1,582	Stoneridge, Inc.*	26,499
275	Strattec Security Corp.	3,979
3,917	Tenneco, Inc.*	14,101
3,249	Veoneer, Inc.*^	23,783
986	Visteon Corp.*	47,308
1,621	VOXX International Corp.*	4,620

		1,930,973

Automobiles (0.5%):
118,088	Ford Motor Co.	570,365
35,804	General Motors Co.	744,007
7,220	Harley-Davidson, Inc.	136,675
1,011	Tesla, Inc.*	529,764
1,652	Winnebago Industries, Inc.	45,942

		2,026,753

Banks (5.4%):
1,278	1st Source Corp.	41,446
504	ACNB Corp.	15,120
954	Allegiance Bancshares, Inc.	23,001
661	American National Bankshares, Inc.	15,798
587	American River Bankshares	5,060
2,629	Ameris Bancorp	62,465
704	Ames National Corp.	14,397
958	Arrow Financial Corp.	26,699
5,524	Associated Banc-Corp.	70,652
1,160	Atlantic Capital Bancshares, Inc.*	13,769
4,019	Atlantic Union Bankshares Corp.	88,016
2,876	Banc of California, Inc.	23,008
1,639	BancFirst Corp.	54,693
2,831	Bancorp, Inc. (The)*	17,184
2,523	BancorpSouth Bank	47,735
95,502	Bank of America Corp.	2,027,507
899	Bank of Commerce Holdings	7,075
1,489	Bank of Hawaii Corp.	82,252
902	Bank of Marin Bancorp	27,060
2,800	Bank of Nt Butterfield & Son, Ltd. (The)	47,684
4,810	Bank OZK	80,327
2,950	BankUnited, Inc.	55,165
1,829	Banner Corp.	60,430
1,189	Bar Harbor Bankshares	20,546
842	BCB Bancorp, Inc.	8,967
2,598	Berkshire Hills Bancorp, Inc.	38,606
2,624	BOK Financial Corp.	111,677

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
5,245	Boston Private Financial Holdings, Inc.	$37,502
668	Bridge Bancorp, Inc.	14,135
5,107	Brookline Bancorp, Inc.	57,607
1,162	Bryn Mawr Bank Corp.	32,978
977	Byline BanCorp, Inc.	10,131
74	C&F Financial Corp.	2,953
5,075	Cadence Bancorp	33,241
843	Camden National Corp.	26,512
1,309	Capital City Bank Group, Inc.	26,337
1,092	Carolina Financial Corp.	28,250
3,399	Cathay General Bancorp	78,007
1,225	CBTX, Inc.	21,768
5,698	CenterState Bank Corp.	98,177
1,402	Central Pacific Financial Corp.	22,292
933	Central Valley Community Bancorp	12,166
273	Century Bancorp, Inc.	16,992
377	Chemung Financial Corp.	12,433
2,299	CIT Group, Inc.	39,681
24,503	Citigroup, Inc.	1,032,066
943	Citizens & Northern Corp.	18,860
8,004	Citizens Financial Group, Inc.	150,555
552	Citizens Holding Co.	11,106
904	City Holding Co.	60,143
938	Civista Bancshares, Inc.	14,032
735	CNB Financial Corp.	13,869
85	Codorus Valley Bancorp, Inc.	1,369
56	Colony Bankcorp, Inc.	700
3,326	Columbia Banking System, Inc.	89,137
5,759	Comerica, Inc.	168,969
3,237	Commerce Bancshares, Inc.	162,983
1,393	Community Bank System, Inc.	81,908
1,325	Community Trust Bancorp, Inc.	42,122
2,266	ConnectOne Bancorp, Inc.	30,455
2,338	Cullen/Frost Bankers, Inc.	130,437
1,643	Customers Bancorp, Inc.*	17,958
5,350	CVB Financial Corp.	107,268
1,882	Eagle Bancorp, Inc.	56,855
5,812	East West Bancorp, Inc.	149,601
1,229	Enterprise Financial Services Corp.	34,301
682	Equity Bancshares, Inc.*	11,765
312	Evans Bancorp, Inc.	7,585
13,238	F.N.B. Corp.	97,564
1,329	Farmers National Banc Corp.	15,456
1,542	FB Financial Corp.	30,408
13,546	Fifth Third Bancorp	201,158
1,053	Financial Institutions, Inc.	19,101
752	First Bancorp	17,356
10,711	First Bancorp	56,983
814	First Bancorp, Inc.	17,908
611	First Bancshares, Inc. (The)	11,652
2,931	First Busey Corp.	50,149
664	First Business Financial Services, Inc.	10,292
365	First Citizens BancShares, Inc., Class A	121,498
5,424	First Commonwealth Financial Corp.	49,575
1,419	First Community Bankshares	33,063
5,037	First Financial Bancorp	75,102
4,532	First Financial Bankshares, Inc.	121,639
536	First Financial Corp.	18,074
733	First Financial Northwest, Inc.	7,359
1,996	First Foundation, Inc.	20,399
1,512	First Hawaiian, Inc.	24,993
11,600	First Horizon National Corp.	93,496
1,244	First Interstate BancSystem, Class A	35,877

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,606	First Merchants Corp.	$42,543
660	First Mid Bancshares, Inc.	15,668
4,022	First Midwest Bancorp, Inc.	53,231
1,573	First of Long Island Corp. (The)	27,292
2,517	First Republic Bank	207,099
2,253	Flushing Financial Corp.	30,100
322	Franklin Financial Network, Inc.	6,566
5,044	Fulton Financial Corp.	57,956
1,315	German American Bancorp, Inc.	36,097
3,017	Glacier Bancorp, Inc.	102,593
1,035	Great Southern Bancorp, Inc.	41,814
2,353	Great Western Bancorp, Inc.	48,189
4,107	Hancock Whitney Corp.	80,169
2,408	Hanmi Financial Corp.	26,127
3,310	HarborOne BanCorp, Inc.*	24,924
41	Hawthorn Bancshares, Inc.	752
1,853	Heartland Financial USA, Inc.	55,961
1,197	Heritage Financial Corp.	23,940
2,010	Hertiage Commerce Corp.	15,417
5,680	Hilltop Holdings, Inc.	85,882
4,922	Home Bancshares, Inc.	59,015
1,540	Hometrust Bancshares, Inc.	24,517
6,189	Hope BanCorp, Inc.	50,874
2,112	Horizon Bancorp	20,824
17,399	Huntington Bancshares, Inc.	142,846
1,730	IBERIABANK Corp.	62,557
855	Independent Bank Corp.	11,004
929	Independent Bank Corp.	59,800
2,071	Independent Bank Group, Inc.	49,041
3,359	International Bancshares Corp.	90,290
10,187	Investors Bancorp, Inc.	81,394
50,377	JPMorgan Chase & Co.	4,535,441
16,447	KeyCorp	170,555
2,859	Lakeland Bancorp, Inc.	30,906
1,656	Lakeland Financial Corp.	60,858
501	Landmark Bancorp, Inc.	10,220
712	LCNB Corp.	8,971
2,207	Live Oak Bancshares, Inc.	27,521
2,533	M&T Bank Corp.	261,988
2,571	Macatawa Bank Corp.	18,306
1,293	Mercantile Bank Corp.	27,373
241	Midland States BanCorp, Inc.	4,215
638	MidWestone Financial Group, Inc.	13,360
570	MutualFirst Financial, Inc.	16,074
1,805	National Bank Holdings Corp.	43,140
514	National Bankshares, Inc.	16,397
2,353	NBT Bancorp, Inc.	76,214
373	Nicolet Bankshares, Inc.*	20,358
510	Northrim Bancorp, Inc.	13,770
511	Norwood Financial Corp.	13,644
3,309	OFG Bancorp	36,995
440	Ohio Valley Banc Corp.	13,191
7,959	Old National Bancorp	104,979
2,225	Old Second Bancorp, Inc.	15,375
1,951	Opus Bank	33,811
550	Origin Bancorp, Inc.	11,138
638	Orrstown Financial Services, Inc.	8,785
1,205	Pacific Mercantile Bancorp*	5,676
3,086	Pacific Premier Bancorp, Inc.	58,140
2,447	PacWest Bancorp	43,850
784	Park National Corp.	60,870
1,165	Peapack-Gladstone Financial Corp.	20,912
546	Penns Woods Bancorp, Inc.	13,268
608	Peoples Bancorp of NC	12,379
1,361	Peoples Bancorp, Inc.	30,146
11,228	People’s United Financial, Inc.	124,069

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
749	People’s Utah BanCorp	$14,508
2,297	Pinnacle Financial Partners, Inc.	86,229
5,024	PNC Financial Services Group, Inc.	480,897
2,484	Popular, Inc.	86,939
878	Preferred Bank Los Angeles	29,694
945	Premier Financial Bancorp, Inc.	11,718
2,791	Prosperity Bancshares, Inc.	134,666
606	QCR Holdings, Inc.	16,404
487	Rbb BanCorp	6,682
17,681	Regions Financial Corp.	158,599
2,997	Renasant Co.	65,454
1,417	Republic Bancorp, Inc., Class A	46,804
1,468	S & T Bancorp, Inc.	40,106
148	Salisbury Bancorp, Inc.	4,588
1,838	Sandy Spring Bancorp, Inc.	41,612
1,879	Seacoast Banking Corp of Florida*	34,404
1,252	Select Bancorp, Inc.*	9,553
2,629	ServisFirst Bancshares, Inc.	77,082
1,113	Shore Bancshares, Inc.	12,076
1,028	Sierra Bancorp	18,072
1,436	Signature Bank	115,440
4,534	Simmons First National Corp., Class A	83,426
1,131	South State Corp.	66,424
2,003	Southern National Bancorp	19,710
2,264	Southside Bancshares, Inc.	68,803
7,203	Sterling Bancorp	75,271
1,432	Stock Yards Bancorp, Inc.	41,428
557	Summit Financial Group, Inc.	11,814
1,390	SVB Financial Group*	210,001
5,125	Synovus Financial Corp.	89,995
6,322	TCF Financial Corp.	143,257
1,633	Texas Capital Bancshares, Inc.*	36,204
490	Tompkins Financial Corp.	35,182
3,776	TowneBank	68,308
1,726	TriCo Bancshares	51,469
2,154	Tristate Capital Holdings, Inc.*	20,829
1,501	Triumph BanCorp, Inc.*	39,026
14,955	Truist Financial Corp.	461,212
3,028	Trustmark Corp.	70,552
24,092	U.S. Bancorp	829,969
2,075	UMB Financial Corp.	96,239
6,312	Umpqua Holdings Corp.	68,801
4,048	United Bankshares, Inc.	93,428
3,244	United Community Banks, Inc.	59,398
1,190	United Security Bancshares	7,616
42	Unity Bancorp, Inc.	491
1,914	Univest Financial Corp.	31,236
13,568	Valley National Bancorp	99,182
1,733	Veritex Holdings, Inc.	24,210
1,113	Washington Trust Bancorp	40,691
2,517	Webster Financial Corp.	57,639
64,165	Wells Fargo & Co.	1,841,536
2,998	WesBanco, Inc.	71,053
1,062	West Bancorp	17,364
1,287	Westamerica Bancorp	75,650
3,900	Western Alliance Bancorp	119,379
2,102	Wintrust Financial Corp.	69,072
6,687	Zions Bancorp	178,944

		21,644,360

Beverages (1.6%):
358	Boston Beer Co., Inc. (The), Class A*	131,586
1,635	Brown-Forman Corp., Class A	84,006
4,134	Brown-Forman Corp., Class B	229,478
53,638	Coca-Cola Co. (The)	2,373,482
285	Coca-Cola Consolidated, Inc.	59,431

Shares		Fair Value
Common Stocks, continued
Beverages, continued
1,620	Constellation Brands, Inc., Class C	$232,243
787	Craft Brewers Alliance, Inc.*	11,726
2,891	Keurig Dr Pepper, Inc.	70,165
615	MGP Ingredients, Inc.	16,537
3,243	Molson Coors Brewing Co., Class B	126,509
4,703	Monster Beverage Corp.*	264,591
1,132	National Beverage Corp.*^	48,280
24,348	PepsiCo, Inc.	2,924,196

		6,572,230

Biotechnology (2.7%):
16,536	AbbVie, Inc.	1,259,878
2,144	Acadia Pharmaceuticals, Inc.*	90,584
737	Acceleron Pharma, Inc.*	66,234
3,866	Acorda Therapeutics, Inc.*^	3,605
3,964	Adverum Biotechnologies, Inc.*	38,728
436	Agios Pharmaceuticals, Inc.*	15,469
7,184	Akebia Therapeutics, Inc.*	54,455
4,637	Alexion Pharmaceuticals, Inc.*	416,356
1,012	Alkermes plc*	14,593
1,987	Alnylam Pharmaceuticals, Inc.*	216,285
2,354	AMAG Pharmaceuticals, Inc.*	14,548
10,068	Amgen, Inc.	2,041,085
955	AnaptysBio, Inc.*	13,494
2,151	Arena Pharmaceuticals, Inc.*	90,342
1,753	Arrowhead Pharmaceuticals, Inc.*	50,434
1,907	Atara Biotherapeutics, Inc.*	16,229
898	Avrobio, Inc.*	13,973
4,161	Biogen, Inc.*	1,316,457
2,552	BioMarin Pharmaceutical, Inc.*	215,644
1,469	Bluebird Bio, Inc.*	67,515
718	Concert Pharmaceuticals, Inc.*	6,347
1,545	Deciphera Pharmaceuticals, Inc.*	63,608
1,534	Denali Therapeutics, Inc.*	26,860
233	Eagle Pharmaceuticals, Inc.*	10,718
1,656	Emergent Biosolutions, Inc.*	95,816
1,013	Enanta Pharmaceuticals, Inc.*	52,099
2,306	Epizyme, Inc.*	35,766
4,328	Exact Sciences Corp.*	251,024
13,043	Exelixis, Inc.*	224,600
1,444	Fibrogen, Inc.*	50,179
2,400	Five Prime Therapeutics, Inc.*	5,448
1,432	G1 Therapeutics, Inc.*	15,781
17,921	Gilead Sciences, Inc.	1,339,774
1,929	Global Blood Therapeutics, Inc.*	98,553
779	Glycomimetics Industries*	1,776
2,858	Incyte Corp.*	209,291
953	Insmed, Inc.*	15,277
2,177	Intellia Therapeutics, Inc.*^	26,625
1,964	Ionis Pharmaceuticals, Inc.*	92,858
1,198	Iovance Biotherapeutics, Inc.*	35,862
4,399	Ironwood Pharmaceuticals, Inc.*	44,386
1,605	Karyopharm Therapeutics, Inc.*	30,832
1,263	Kura Oncology, Inc.*	12,567
526	Ligand Pharmaceuticals, Inc., Class B*	38,251
1,449	Macrogenics, Inc.*	8,433
194	Madrigal Pharmaceuticals, Inc.*	12,951
4,868	Momenta Pharmaceuticals, Inc.*	132,410
3,689	Myriad Genetics, Inc.*	52,790
715	Neurocrine Biosciences, Inc.*	61,883
1,522	ObsEva SA*	3,668
10,235	OPKO Health, Inc.*^	13,715
9,565	PDL BioPharma, Inc.*	26,973
1,720	Prothena Corp. plc*	18,404
687	Regeneron Pharmaceuticals, Inc.*	335,455
1,384	REGENXBIO, Inc.*	44,814

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
1,271	Repligen Corp.*	$122,702
1,882	Retrophin, Inc.*	27,458
1,053	Rhythm Pharmaceuticals, Inc.*	16,027
2,600	Rocket Pharmaceuticals, Inc.*	36,270
1,793	Sage Therapeutics, Inc.*	51,495
6,888	Sangamo Therapeutics, Inc.*	43,877
660	Sarepta Therapeutics, Inc.*	64,561
1,210	Seattle Genetics, Inc.*	139,610
2,126	Spectrum Pharmaceuticals, Inc.*	4,954
1,104	Ultragenyx Pharmaceutical, Inc.*	49,051
1,559	United Therapeutics Corp.*	147,832
2,321	Vanda Pharmaceuticals, Inc.*	24,046
1,880	Vertex Pharmaceuticals, Inc.*	447,346
2,446	Xencor, Inc.*	73,086

		10,760,017

Building Products (0.7%):
3,264	A.O. Smith Corp.	123,412
1,915	AAON, Inc.	92,533
2,557	Advanced Drainage Systems, Inc.	75,278
1,795	Allegion plc	165,176
938	American Woodmark Corp.*	42,745
1,085	Apogee Enterprises, Inc.	22,590
1,778	Armstrong Flooring, Inc.*	2,543
2,030	Armstrong World Industries, Inc.	161,222
5,385	Builders FirstSource, Inc.*	65,859
3,362	Cornerstone Building Brands, Inc.*	15,331
889	Csw Industrials, Inc.	57,652
4,434	Fortune Brands Home & Security, Inc.	191,770
1,576	Gibraltar Industries, Inc.*	67,642
2,893	Griffon Corp.	36,596
1,209	Insteel Industries, Inc.	16,019
4,386	Jeld-Wen Holding, Inc.*	42,676
11,473	Johnson Controls International plc	309,311
617	Lennox International, Inc.	112,164
3,994	Masco Corp.	138,073
1,451	Masonite International Corp.*	68,850
5,086	Owens Corning	197,387
1,648	Patrick Industries, Inc.	46,408
3,615	PGT Innovations, Inc.*	30,330
1,925	Quanex Building Products Corp.	19,404
5,228	Resideo Technologies, Inc.*	25,304
1,453	Simpson Manufacturing Co., Inc.	90,057
3,025	Trane Technologies plc	249,834
1,627	Trex Co., Inc.*	130,388
2,820	Universal Forest Products, Inc.	104,876

		2,701,430

Capital Markets (2.8%):
2,345	Affiliated Managers Group, Inc.	138,683
3,965	Ameriprise Financial, Inc.	406,333
1,834	Ares Management Corp., Class A	56,726
2,502	Artisan Partners Asset Management, Inc., Class A	53,768
13,957	Bank of New York Mellon Corp. (The)	470,072
14,937	BGC Partners, Inc., Class A	37,641
1,297	BlackRock, Inc., Class A	570,641
5,865	Blackstone Group, Inc. (The), Class A	267,268
2,377	Blucora, Inc.*	28,643
3,965	Brightsphere Investment Group, Inc.	25,336
2,231	Cboe Global Markets, Inc.	199,117
16,147	Charles Schwab Corp. (The)	542,862
3,185	CME Group, Inc.	550,718
1,396	Cohen & Steers, Inc.	63,448
190	Diamond Hill Investment Group	17,146
2,917	Donnelley Financial Solutions, Inc.*	15,373

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
5,873	E*TRADE Financial Corp.	$201,561
3,982	Eaton Vance Corp.	128,420
696	FactSet Research Systems, Inc.	181,433
4,054	Federated Investors, Inc., Class B	77,229
8,195	Franklin Resources, Inc.	136,775
3,237	Gain Capital Holdings, Inc.^	18,062
388	GAMCO Investors, Inc., Class A	4,264
3,711	Goldman Sachs Group, Inc.	573,683
1,743	Greenhill & Co., Inc.	17,151
211	Hennessy Advisors, Inc.	1,545
1,166	Houlihan Lokey, Inc.	60,772
2,679	Interactive Brokers Group, Inc., Class A	115,652
6,177	Intercontinental Exchange, Inc.	498,793
597	INTL FCStone, Inc.*	21,647
13,284	Invesco, Ltd.	120,619
4,134	Janus Henderson Group plc	63,333
7,968	KKR & Co., Inc., Class A	187,009
3,497	Lazard, Ltd., Class A	82,389
2,912	Legg Mason, Inc.	142,251
2,674	LPL Financial Holdings, Inc.	145,546
510	MarketAxess Holdings, Inc.	169,611
1,429	Moelis & Co., Class A	40,155
2,510	Moody’s Corp.	530,865
18,789	Morgan Stanley	638,826
1,357	Morningstar, Inc.	157,751
1,253	MSCI, Inc., Class A	362,067
3,024	Nasdaq, Inc.	287,129
4,098	Northern Trust Corp.	309,235
1,024	Oppenheimer Holdings, Class A	20,234
784	Piper Jaffray Cos., Inc.	39,647
940	PJT Partners, Inc.	40,787
1,113	Pzena Investment Management, Inc.	4,964
2,834	Raymond James Financial, Inc.	179,109
3,558	S&P Global, Inc.	871,887
3,335	SEI Investments Co.	154,544
660	Silvercrest Asset Management Group, Inc., Class A	6,244
5,751	State Street Corp.	306,356
2,637	Stifel Financial Corp.	108,855
3,326	T. Rowe Price Group, Inc.	324,784
10,267	TD Ameritrade Holding Corp.	355,854
1,429	Virtu Financial, Inc., Class A	29,752
438	Virtus Investment Partners, Inc.	33,336
4,662	Waddell & Reed Financial, Inc., Class A	53,054
425	Westwood Holdings, Inc.	7,782
7,874	WisdomTree Investments, Inc.	18,346

		11,273,083

Chemicals (2.3%):
2,746	AdvanSix, Inc.*	26,197
2,820	Air Products & Chemicals, Inc.	562,900
2,746	Albemarle Corp.	154,792
1,157	American Vanguard Corp.	16,730
2,194	Ashland Global Holdings, Inc.	109,854
12,296	Axalta Coating Systems, Ltd.*	212,352
1,138	Balchem Corp.	112,343
2,532	Cabot Corp.	66,136
3,118	Celanese Corp., Series A	228,830
8,733	CF Industries Holdings, Inc.	237,538
733	Chase Corp.	60,319
4,033	Chemours Co. (The)	35,773
578	Core Molding Technologies, Inc.*	890
14,499	Corteva, Inc.	340,727
22,492	Dow, Inc.	657,665
9,325	DuPont de Nemours, Inc.	317,983

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
4,975	Eastman Chemical Co.	$231,736
3,183	Ecolab, Inc.	496,007
12,316	Element Solutions, Inc.*	102,962
5,990	Ferro Corp.*	56,066
3,671	FMC Corp.	299,884
3,222	Futurefuel Corp.	36,312
3,313	GCP Applied Technologies, Inc.*	58,971
1,438	H.B. Fuller Co.	40,163
9,602	Huntsman Corp.	138,557
962	Ingevity Corp.*	33,862
571	Innospec, Inc.	39,679
1,701	International Flavors & Fragrances, Inc.^	173,638
14,982	Intrepid Potash, Inc.*	11,986
783	Koppers Holdings, Inc.*	9,686
2,348	Kraton Corp.*	19,019
4,741	Kronos Worldwide, Inc.	40,014
4,437	Linde plc	767,600
2,160	Livent Corp.*	11,340
1,233	LSB Industries, Inc.*	2,589
11,921	LyondellBasell Industries NV, Class A	591,639
1,816	Minerals Technologies, Inc.	65,848
8,529	Mosaic Co. (The)	92,284
441	NewMarket Corp.	168,846
7,103	Olin Corp.	82,892
2,346	Omnova Solutions, Inc.*	23,788
3,051	PolyOne Corp.	57,877
7,766	PPG Industries, Inc.	649,238
1,630	PQ Group Holdings, Inc.*	17,767
3,631	Rayonier Advanced Materials, Inc.	3,849
2,581	RPM International, Inc.	153,570
1,648	Scotts Miracle-Gro Co. (The)	168,755
1,975	Sensient Technologies Corp.	85,932
1,496	Sherwin Williams Co.	687,441
893	Stepan Co.	78,995
1,627	Trecora Resources*	9,681
1,070	Tredegar Corp.	16,724
2,086	Trinseo SA	37,777
4,906	Tronox Holdings plc, Class A	24,432
6,023	Valvoline, Inc.	78,841
4,276	Venator Materials plc*	7,355
2,512	W.R. Grace & Co.	89,427
3,172	Westlake Chemical Corp.	121,075

		9,025,133

Commercial Services & Supplies (0.9%):
2,302	ABM Industries, Inc.	56,077
2,927	ACCO Brands Corp.	14,781
11,570	ADT, Inc.	49,982
3,173	Advanced Disposal Services, Inc.*	104,074
4,271	ARC Document Solutions, Inc.	3,460
1,844	Brady Corp., Class A	83,220
1,144	Brink’s Co. (The)	59,545
1,028	Casella Waste Systems, Inc.*	40,154
2,003	CECO Environmental Corp.*	9,354
912	Cimpress plc*	48,518
1,947	Cintas Corp.	337,260
5,206	Civeo Corp.*	2,144
2,044	Clean Harbors, Inc.*	104,939
4,459	Copart, Inc.*	305,532
5,346	Covanta Holding Corp.	45,708
859	Deluxe Corp.	22,274
1,613	Ennis, Inc.	30,292
2,148	Healthcare Services Group, Inc.	51,359
1,042	Heritage-Crystal Clean, Inc.*	16,922
2,205	Herman Miller, Inc.	48,951

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,271	HNI Corp.	$57,206
4,215	IAA, Inc.*	126,281
4,002	Interface, Inc.	30,255
5,118	KAR Auction Services, Inc.	61,416
2,829	Kimball International, Inc., Class B	33,693
2,754	Knoll, Inc.	28,421
1,875	Matthews International Corp., Class A	45,356
1,011	McGrath Rentcorp	52,956
2,162	Mobile Mini, Inc.	56,709
1,035	MSA Safety, Inc.	104,742
1,552	NL Industries, Inc.	4,625
1,763	PICO Holdings, Inc.*	13,716
8,238	Pitney Bowes, Inc.	16,806
2,606	Quad Graphics, Inc.	6,567
3,455	Republic Services, Inc., Class A	259,332
4,020	Rollins, Inc.	145,283
2,114	RR Donnelley & Sons Co.	2,026
1,467	SP Plus Corp.*	30,440
5,403	Steelcase, Inc., Class A	53,328
2,586	Stericycle, Inc.*	125,628
1,534	Team, Inc.*	9,971
1,842	Tetra Tech, Inc.	130,082
542	UniFirst Corp.	81,891
1,141	US Ecology, Inc.	34,686
1,003	Viad Corp.	21,294
824	Vse Corp.	13,505
6,311	Waste Management, Inc.	584,147

		3,564,908

Communications Equipment (1.2%):
1,772	Acacia Communications, Inc.*	119,043
2,109	ADTRAN, Inc.	16,197
752	Applied Optoelectronics, Inc.*	5,708
1,661	Arista Networks, Inc.*	336,435
1,829	CalAmp Corp.*	8,231
2,202	Calix, Inc.*	15,590
4,939	Ciena Corp.*	196,622
59,334	Cisco Systems, Inc.	2,332,419
6,102	CommScope Holding Co., Inc.*	55,589
316	Communications Systems, Inc.	1,409
1,822	Comtech Telecommunications Corp.	24,214
1,262	Digi International, Inc.*	12,039
1,548	EchoStar Corp., Class A*	49,490
1,189	EMCORE Corp.*	2,663
2,573	F5 Networks, Inc.*	274,359
7,060	Harmonic, Inc.*	40,666
11,833	Infinera Corp.*	62,715
1,013	InterDigital, Inc.	45,210
7,807	Juniper Networks, Inc.	149,426
909	KVH Industries, Inc.*	8,572
1,533	Lumentum Holdings, Inc.*	112,982
2,092	Motorola Solutions, Inc.	278,069
2,444	NETGEAR, Inc.*	55,821
3,156	NetScout Systems, Inc.*	74,703
756	Palo Alto Networks, Inc.*	123,954
807	Plantronics, Inc.	8,118
3,679	Ribbon Communications, Inc.*	11,147
338	Ubiquiti, Inc.	47,854
2,004	ViaSat, Inc.*	71,984
6,628	Viavi Solutions, Inc.*	74,300

		4,615,529

Construction & Engineering (0.4%):
5,463	AECOM*	163,070
800	Aegion Corp.*	14,344
2,172	Ameresco, Inc., Class A*	36,989
1,719	Arcosa, Inc.	68,313

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
1,245	Argan, Inc.	$43,040
1,358	Comfort Systems USA, Inc.	49,635
2,183	Construction Partners, Inc., Class A*	36,871
1,425	Dycom Industries, Inc.*	36,551
2,278	EMCOR Group, Inc.	139,687
2,848	Fluor Corp.	19,680
2,377	Granite Construction, Inc.^	36,083
5,343	Great Lakes Dredge & Dock Co.*	44,347
1,221	IES Holdings, Inc.*	21,551
2,047	Jacobs Engineering Group, Inc.	162,265
3,504	MasTec, Inc.*	114,686
1,578	MYR Group, Inc.*	41,328
574	NV5 Global, Inc.*	23,700
2,101	Orion Group Holdings, Inc.*	5,463
3,094	Primoris Services Corp.	49,195
5,039	Quanta Services, Inc.	159,886
2,791	Tutor Perini Corp.*	18,756
568	Valmont Industries, Inc.	60,197
5,058	WillScot Corp.*	51,238

		1,396,875

Construction Materials (0.2%):
961	Eagle Materials, Inc., Class A	56,142
1,145	Martin Marietta Materials, Inc.	216,668
5,020	Summit Materials, Inc., Class A*	75,300
1,308	U.S. Concrete, Inc.*	23,727
353	U.S. Lime & Minerals, Inc.	26,069
2,021	Vulcan Materials Co.	218,410

		616,316

Consumer Finance (0.8%):
7,604	Ally Financial, Inc.	109,726
12,811	American Express Co.	1,096,749
144	Asta Funding, Inc.*	1,195
6,037	Capital One Financial Corp.	304,386
1,912	Consumer Portfolio Services, Inc.*	2,600
798	Credit Acceptance Corp.*	204,041
8,319	Discover Financial Services	296,739
2,110	Encore Capital Group, Inc.*	49,332
1,910	Enova International, Inc.*	27,676
3,948	EZCORP, Inc., Class A*	16,463
1,460	Firstcash, Inc.	104,740
1,425	Green Dot Corp., Class A*	36,181
5,431	LendingClub Corp.*	42,633
9,170	Navient Corp.	69,509
1,462	Nelnet, Inc., Class A	66,389
750	Nicholas Financial, Inc.*	4,380
5,999	Onemain Holdings, Inc.	114,701
2,661	PRA Group, Inc.*	73,763
960	Regional Mgmt Corp.*	13,114
10,164	Santander Consumer USA Holdings, Inc.	141,381
13,802	SLM Corp.	99,236
16,752	Synchrony Financial	269,540
505	World Acceptance Corp.*^	27,578

		3,172,052

Containers & Packaging (0.7%):
21,700	Amcor plc	176,204
2,245	AptarGroup, Inc.	223,467
1,901	Avery Dennison Corp.	193,655
6,244	Ball Corp.	403,737
5,745	Berry Global Group, Inc.*	193,664
4,160	Crown Holdings, Inc.*	241,446
14,726	Graphic Packaging Holding Co.	179,657
1,930	Greif, Inc., Class A	60,004
1,110	Greif, Inc., Class B	44,467
10,021	International Paper Co.	311,954

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
2,608	Myers Industries, Inc.	$28,036
9,463	O-I Glass, Inc.	67,282
3,117	Packaging Corp. of America	270,649
3,591	Sealed Air Corp.	88,734
5,030	Silgan Holdings, Inc.	145,971
4,589	Sonoco Products Co.	212,700
538	UFP Technologies, Inc.*	20,492
4,190	WestRock Co.	118,409

		2,980,528

Distributors (0.2%):
2,074	Core Markt Holdngs Co., Inc.	59,254
1,267	Funko, Inc., Class A*	5,055
3,727	Genuine Parts Co.	250,940
5,971	LKQ Corp.*	122,465
973	Pool Corp.	191,457
811	Weyco Group, Inc.	16,358

		645,529

Diversified Consumer Services (0.3%):
1,744	Adtalem Global Education, Inc.*	46,722
1,304	American Public Education, Inc.*	31,205
928	Bright Horizons Family Solutions, Inc.*	94,656
1,464	Carriage Services, Inc.	23,644
1,830	Chegg, Inc.*	65,477
506	Collectors Universe, Inc.	7,929
2,913	Frontdoor, Inc.*	101,314
112	Graham Holdings Co., Class B	38,211
1,763	Grand Canyon Education, Inc.*	134,490
5,239	H&R Block, Inc.	73,765
8,803	Houghton Mifflin Harcourt Co.*	16,550
2,988	K12, Inc.*	56,354
3,406	Laureate Education, Inc.*	35,797
2,522	Perdoceo Education Corp.*	27,212
1,309	Regis Corp.*	7,736
3,783	Service Corp. International	147,954
3,452	ServiceMaster Global Holdings, Inc.*	93,204
825	Strategic Education, Inc.	115,302
1,696	Universal Technical Institute, Inc.*	10,091
1,419	WW International, Inc.*	23,995

		1,151,608

Diversified Financial Services (1.1%):
22,370	Berkshire Hathaway, Inc., Class B*	4,089,907
2,704	Cannae Holdings, Inc.*	90,557
13,009	Equitable Holdings, Inc.	187,980
6,286	Jefferies Financial Group, Inc.	85,930
827	Marlin Business Services, Inc.	9,238
4,869	On Deck Capital, Inc.*	7,498
2,777	Voya Financial, Inc.	112,607

		4,583,717

Diversified Telecommunication Services (2.4%):
398	Anterix, Inc.*	18,177
121,054	AT&T, Inc.	3,528,724
1,019	ATN International, Inc.	59,825
41,808	CenturyLink, Inc.	395,504
3,035	Cincinnati Bell, Inc.*	44,432
1,533	Cogent Communications Holdings, Inc.	125,660
4,558	Consolidated Communications Holdings, Inc.	20,739
1,994	IDT Corp.*	10,807
2,626	Intelsat S.A.*	4,018
4,575	Iridium Communications, Inc.*	102,160
4,045	Orbcomm, Inc.*	9,870
101,616	Verizon Communications, Inc.	5,459,828

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
5,536	Vonage Holdings Corp.*	$40,025

		9,819,769

Electric Utilities (1.7%):
1,814	ALLETE, Inc.	110,074
3,658	Alliant Energy Corp.	176,645
5,761	American Electric Power Co., Inc.	460,765
1,163	Avangrid, Inc.	50,916
8,267	Duke Energy Corp.	668,635
5,699	Edison International	312,248
1,593	El Paso Electric Co.	108,260
3,068	Entergy Corp.	288,300
3,485	Evergy, Inc.	191,849
4,208	Eversource Energy	329,108
11,979	Exelon Corp.	440,947
7,887	FirstEnergy Corp.	316,032
1,272	Genie Energy, Ltd., Class B	9,133
3,281	Hawaiian Electric Industries, Inc.	141,247
1,676	IDA Corp., Inc.	147,136
1,426	MGE Energy, Inc.	93,360
5,466	NextEra Energy, Inc.	1,315,228
5,238	OGE Energy Corp.	160,964
1,672	Otter Tail Corp.	74,337
1,175	PG&E Corp.*	10,563
1,787	Pinnacle West Capital Corp.	135,437
2,755	PNM Resources, Inc.	104,690
2,522	Portland General Electric Co.	120,905
10,230	PPL Corp.	252,476
11,854	Southern Co. (The)	641,776
5,593	Xcel Energy, Inc.	337,258

		6,998,289

Electrical Equipment (0.8%):
1,809	Acuity Brands, Inc.	154,959
926	Allied Motion Technologies, Inc.	21,946
5,776	AMETEK, Inc.	415,988
2,063	Atkore International Group, Inc.*	43,467
1,175	AZZ, Inc.	33,041
4,436	Eaton Corp. plc	344,633
11,591	Emerson Electric Co.	552,312
1,159	Encore Wire Corp.	48,666
1,495	EnerSys	74,032
2,333	Generac Holdings, Inc.*	217,366
7,206	GrafTech International, Ltd.^	58,513
2,307	Hubbell, Inc.	264,705
1,831	LSI Industries, Inc.	6,921
5,836	nVent Electric plc	98,453
606	Powell Industries, Inc.	15,556
400	Preformed Line Products Co.	19,932
1,766	Regal-Beloit Corp.	111,170
1,997	Rockwell Automation, Inc.	301,367
5,452	Sensata Technologies Holding plc*	157,727
4,883	Sunrun, Inc.*	49,318
1,298	Thermon Group Holdings, Inc.*	19,561
1,704	Tpi Composites, Inc.*	25,185

		3,034,818

Electronic Equipment, Instruments & Components (1.4%):
6,054	Amphenol Corp., Class A	441,215
1,693	Anixter International, Inc.*	148,764
2,582	Arlo Technologies, Inc.*	6,274
2,934	Arrow Electronics, Inc.*	152,187
2,249	Avnet, Inc.	56,450
1,234	Badger Meter, Inc.	66,142
550	Bel Fuse, Inc., Class B	5,357
2,225	Belden, Inc.	80,278

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,721	Benchmark Electronics, Inc.	$34,403
2,500	CDW Corp.	233,175
3,030	Cognex Corp.	127,927
687	Coherent, Inc.*	73,104
17,507	Corning, Inc.	359,593
1,576	CTS Corp.	39,227
2,838	Daktronics, Inc.	13,991
1,977	Dolby Laboratories, Inc., Class A	107,173
876	ePlus, Inc.*	54,855
1,526	Fabrinet*	83,259
1,007	FARO Technologies, Inc.*	44,812
10,405	Fitbit, Inc., Class A*	69,297
21,372	Flex, Ltd.*	178,991
4,299	FLIR Systems, Inc.	137,095
640	Frequency Electronics, Inc.*	5,850
1,676	Insight Enterprises, Inc.*	70,610
1,559	IPG Photonics Corp.*	171,927
1,449	Itron, Inc.*	80,898
8,429	Jabil, Inc.	207,185
3,410	KEMET Corp.	82,386
3,466	Keysight Technologies, Inc.*	290,034
1,603	Kimball Electronics, Inc.*	17,505
4,037	Knowles Corp.*	54,015
725	Littlelfuse, Inc.	96,730
2,290	Methode Electronics, Inc., Class A	60,525
915	MTS Systems Corp.	20,588
3,415	National Instruments Corp.	112,968
902	Novanta, Inc.*	72,052
594	OSI Systems, Inc.*	40,938
1,445	PC Connection, Inc.	59,548
1,291	Plexus Corp.*	70,437
793	Rogers Corp.*	74,875
2,240	Sanmina Corp.*	61,107
1,757	ScanSource, Inc.*	37,582
2,124	SYNNEX Corp.	155,264
5,341	TE Connectivity, Ltd.	336,376
1,453	Tech Data Corp.*	190,125
6,979	Trimble, Inc.*	222,142
6,321	TTM Technologies, Inc.*	65,359
6,420	Vishay Intertechnology, Inc.	92,512
1,300	Zebra Technologies Corp., Class A*	238,680

		5,501,787

Energy Equipment & Services (0.3%):
2,515	Apergy Corp.*	14,461
7,479	Archrock, Inc.	28,121
12,902	Baker Hughes Co.	135,470
1,347	Core Laboratories NV	13,928
10,172	Diamond Offshore Drilling, Inc.*	18,615
2,169	Dril-Quip, Inc.*	66,155
1,558	Era Group, Inc.*	8,304
2,010	Exterran Corp.*	9,648
6,125	Forum Energy Technologies, Inc.*	1,086
13,037	Frank’s International NV*	33,766
760	Geospace Technologies Corp.*	4,864
1,086	Gulf Island Fabrication, Inc.*	3,258
35,723	Halliburton Co.	244,702
7,826	Helix Energy Solutions Group, Inc.*	12,835
2,727	Helmerich & Payne, Inc.	42,678
892	KLX Energy Services Holdings, Inc.*	624
2,181	Liberty Oilfield Services, Inc., Class A	5,867
1,436	Mammoth Energy Services, Inc.	1,075
1,750	Matrix Service Co.*	16,573
17,995	Nabors Industries, Ltd.	7,020
8,395	National Oilwell Varco, Inc.	82,522
935	Natural Gas Services Group*	4,170

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
4,799	Newpark Resources, Inc.*	$4,305
12,646	NexTier Oilfield Solutions, Inc.*	14,796
12,057	Noble Corp. plc*	3,135
4,818	Oceaneering International, Inc.*	14,165
3,066	Oil States International, Inc.*	6,224
6,531	Patterson-UTI Energy, Inc.	15,348
6,172	Propetro Holding Corp.*	15,430
4,475	RPC, Inc.	9,219
25,698	Schlumberger, Ltd.	346,666
1,291	SEACOR Holdings, Inc.*	34,805
493	SEACOR Marine Holdings, Inc.*	2,159
3,974	Select Energy Services, Inc.*	12,836
13,590	Technipfmc plc	91,596
4,086	TETRA Technologies, Inc.*	1,308
2,510	Tidewater, Inc.*	17,771
14,584	Transocean, Ltd.*	16,917
4,546	U.S. Silica Holdings, Inc.	8,183
2,800	Unit Corp.*	728
9,435	Valaris plc*	4,247

		1,375,580

Entertainment (1.2%):
9,275	Activision Blizzard, Inc.	551,677
3,433	AMC Entertainment Holdings, Inc., Class A	10,848
4,383	Cinemark Holdings, Inc.	44,663
2,474	Electronic Arts, Inc.*	247,821
1,834	Eros International plc*^	3,026
2,858	Imax Corp.*	25,865
247	Liberty Braves Group, Class A*	4,817
527	Liberty Braves Group, Class C*	10,045
619	Liberty Media Corp-Liberty Formula One, Class A*	15,983
4,974	Liberty Media Corp-Liberty Formula One, Class C*	135,442
2,111	Lions Gate Entertainment Corp., Class A*^	12,835
2,411	Lions Gate Entertainment Corp., Class B*	13,453
2,762	Live Nation Entertainment, Inc.*	125,561
540	Madison Square Garden Co. (The), Class A*	114,161
1,459	Marcus Corp.	17,975
4,352	Netflix, Inc.*	1,634,175
1,419	Reading International, Inc., Class A*	5,520
294	Rosetta Stone, Inc.*	4,122
755	Spotify Technology SA*	91,687
1,662	Take-Two Interactive Software, Inc.*	197,130
14,921	Walt Disney Co. (The)	1,441,368
1,208	World Wrestling Entertainment, Inc., Class A	40,987
31,714	Zynga, Inc.*	217,241

		4,966,402

Food & Staples Retailing (1.6%):
5,026	BJ’s Wholesale Club Holdings, Inc.*	128,012
1,222	Casey’s General Stores, Inc.	161,903
4,925	Costco Wholesale Corp.	1,404,265
1,267	Ingles Markets, Inc., Class A	45,815
27,024	Kroger Co. (The)	813,963
1,720	Natural Grocers by Vitamin Cottage, Inc.	14,637
3,362	Performance Food Group Co.*	83,109
884	PriceSmart, Inc.	46,454
1,864	Rite Aid Corp.*	27,960
3,281	SpartanNash Co.	46,984
4,494	Sprouts Farmers Market, Inc.*	83,543
11,643	Sysco Corp.	531,270

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
1,610	The Andersons, Inc.	$30,188
1,143	The Chefs’ Warehouse, Inc.*	11,510
3,347	United Natural Foods, Inc.*	30,725
9,226	US Foods Holding Corp.*	163,392
738	Village Super Market, Inc., Class A	18,140
11,281	Walgreens Boots Alliance, Inc.	516,106
17,433	Walmart, Inc.	1,980,738
2,107	Weis Markets, Inc.	87,778

		6,226,492

Food Products (1.5%):
9,610	Archer-Daniels-Midland Co.	338,080
3,898	B&G Foods, Inc.^	70,515
4,805	Bunge, Ltd.	197,149
808	Calavo Growers, Inc.	46,614
1,477	Cal-Maine Foods, Inc.	64,958
5,711	Campbell Soup Co.	263,620
9,140	Conagra Brands, Inc.	268,168
4,717	Darling Ingredients, Inc.*	90,425
5,447	Dean Foods Co.*	572
1,004	Farmer Brothers Co.*	6,988
7,961	Flowers Foods, Inc.	163,360
2,396	Fresh Del Monte Produce, Inc.	66,154
7,635	General Mills, Inc.	402,899
3,802	Hain Celestial Group, Inc. (The)*	98,738
2,287	Hershey Co. (The)	303,028
2,476	Hormel Foods Corp.	115,481
6,244	Hostess Brands, Inc.*	66,561
2,764	Ingredion, Inc.	208,682
576	J & J Snack Foods Corp.	69,696
2,059	JM Smucker Co. (The)	228,549
300	John B Sanfilippo And Son, Inc.	26,820
5,585	Kellogg Co.	335,044
6,403	Kraft Heinz Co. (The)	158,410
2,371	Lamb Weston Holdings, Inc.	135,384
902	Lancaster Colony Corp.	130,465
1,028	Landec Corp.*	8,933
2,525	McCormick & Co.	356,555
389	McCormick & Co., Inc.	55,405
11,410	Mondelez International, Inc., Class A	571,412
4,222	Pilgrim’s Pride Corp.*	76,503
3,204	Post Holdings, Inc.*	265,836
854	Sanderson Farms, Inc.	105,315
29	Seaboard Corp.	81,571
677	Seneca Foods Corp., Class A*	26,931
3,045	Simply Good Foods Co. (The)*	58,647
1,897	Tootsie Roll Industries, Inc.^	68,225
2,341	TreeHouse Foods, Inc.*	103,355
5,547	Tyson Foods, Inc., Class A	321,005

		5,956,053

Gas Utilities (0.3%):
2,122	Atmos Energy Corp.	210,565
439	Chesapeake Utilities Corp.	37,627
2,716	National Fuel Gas Co.	101,280
3,160	New Jersey Resources Corp.	107,345
1,115	Northwest Natural Holding Co.	68,851
1,624	ONE Gas, Inc.	135,799
232	RGC Resources, Inc.	6,712
2,958	South Jersey Industries, Inc.	73,950
1,754	Southwest Gas Holdings, Inc.	122,008
1,545	Spire, Inc.	115,072
5,539	UGI Corp.	147,725

		1,126,934

Health Care Equipment & Supplies (2.7%):
14,679	Abbott Laboratories	1,158,319
1,103	ABIOMED, Inc.*	160,111

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,269	Accuray, Inc.*	$4,311
1,655	Align Technology, Inc.*	287,887
2,726	AngioDynamics, Inc.*	28,432
955	Anika Therapeutics, Inc.*	27,609
66	Atrion Corp.	42,900
1,897	Avanos Medical, Inc.*	51,086
6,261	Baxter International, Inc.	508,331
2,365	Becton Dickinson & Co.	543,406
12,451	Boston Scientific Corp.*	406,276
1,208	Cantel Medical Corp.	43,367
789	CONMED Corp.	45,186
862	Cooper Cos., Inc. (The)	237,628
1,619	CryoLife, Inc.*	27,393
7,153	Danaher Corp.	990,047
4,558	Dentsply Sirona, Inc.	176,987
693	DexCom, Inc.*	186,604
2,501	Edwards Lifesciences Corp.*	471,739
1,790	Envista Holdings Corp.*	26,743
3,281	Globus Medical, Inc., Class A*	139,541
1,463	Haemonetics Corp.*	145,803
392	Heska Corp.*	21,678
2,429	Hill-Rom Holdings, Inc.	244,357
5,482	Hologic, Inc.*	192,418
774	ICU Medical, Inc.*	156,170
1,506	IDEXX Laboratories, Inc.*	364,813
433	Inogen, Inc.*	22,369
489	Insulet Corp.*	81,018
1,457	Integer Holdings Corp.*	91,587
2,946	Integra LifeSciences Holdings Corp.*	131,598
821	Intuitive Surgical, Inc.*	406,567
2,327	Invacare Corp.	17,290
1,705	Lantheus Holdings, Inc.*	21,756
809	LeMaitre Vascular, Inc.	20,160
1,168	LivaNova plc*	52,852
779	Masimo Corp.*	137,976
11,175	Medtronic plc	1,007,761
3,164	Meridian Bioscience, Inc.*	26,578
1,466	Merit Medical Systems, Inc.*	45,813
1,935	Natus Medical, Inc.*	44,757
804	Neogen Corp.*	53,860
952	Novocure, Ltd.*	64,108
1,366	NuVasive, Inc.*	69,202
2,205	OraSure Technologies, Inc.*	23,726
1,074	Orthofix Medical, Inc.*	30,083
630	Penumbra, Inc.*	101,638
700	Quidel Corp.*	68,467
2,049	ResMed, Inc.	301,797
3,310	RTI Surgical, Inc.*	5,660
624	SeaSpine Holdings Corp.*	5,098
1,207	Steris plc	168,944
2,573	Stryker Corp.	428,379
631	Teleflex, Inc.	184,795
227	Utah Medical Products, Inc.	21,349
1,961	Varex Imaging Corp.*	44,534
1,458	Varian Medical Systems, Inc.*	149,678
775	West Pharmaceutical Services, Inc.	117,994
3,366	Zimmer Biomet Holdings, Inc.	340,235

		10,976,771

Health Care Providers & Services (3.0%):
3,551	Acadia Healthcare Co., Inc.*	65,161
634	Addus HomeCare Corp.*	42,858
1,064	Amedisys, Inc.*	195,287
4,390	AmerisourceBergen Corp.	388,515
1,394	AMN Healthcare Services, Inc.*	80,587
3,104	Anthem, Inc.	704,732
724	BioTelemetry, Inc.*	27,881

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
9,264	Brookdale Senior Living, Inc.*	$28,904
5,903	Cardinal Health, Inc.	282,990
8,921	Centene Corp.*	529,997
497	Chemed Corp.	215,300
6,230	Cigna Corp.	1,103,831
7,171	Community Health Systems, Inc.*	23,951
922	CorVel Corp.*	50,258
1,589	Covetrus, Inc.*	12,934
1,177	Cross Country Healthcare, Inc.*	7,933
21,585	CVS Health Corp.	1,280,638
5,046	DaVita, Inc.*	383,799
3,452	Encompass Health Corp.	221,032
1,585	Ensign Group, Inc. (The)	59,612
78	Five Star Senior Living, Inc.*	217
1,807	Guardant Health, Inc.*	125,767
1,531	Hanger, Inc.*	23,853
3,595	HCA Healthcare, Inc.	323,011
636	HealthEquity, Inc.*	32,175
2,772	Henry Schein, Inc.*	140,041
1,998	Humana, Inc.	627,412
2,629	InfuSystems Holdings, Inc.*	22,320
1,959	Laboratory Corp. of America Holdings*	247,598
925	LHC Group, Inc.*	129,685
1,471	Magellan Health, Inc.*	70,770
3,022	McKesson Corp.	408,756
3,346	MEDNAX, Inc.*	38,947
1,417	Molina Healthcare, Inc.*	197,969
1,075	National Healthcare Corp.	77,110
1,219	National Research Corp.	55,440
4,172	Owens & Minor, Inc.	38,174
4,695	Patterson Cos., Inc.	71,787
629	Petiq, Inc.*	14,612
2,269	Premier, Inc., Class A*	74,242
835	Providence Service Corp.*	45,825
2,544	Quest Diagnostics, Inc.	204,283
2,518	RadNet, Inc.*	26,464
2,778	Select Medical Holdings Corp.*	41,670
2,133	Surgery Partners, Inc.*	13,928
3,992	Tenet Healthcare Corp.*	57,485
792	The Pennant Group, Inc.*	11,215
2,390	Tivity Health, Inc.*^	15,033
1,303	Triple-S Management Corp., Class B*	18,372
577	U.S. Physical Therapy, Inc.	39,813
11,657	UnitedHealth Group, Inc.	2,907,023
2,273	Universal Health Services, Inc., Class B	225,209

		12,032,406

Health Care Technology (0.3%):
8,903	Allscripts Healthcare Solutions, Inc.*	62,677
6,339	Cerner Corp.	399,293
6,000	Change Healthcare, Inc.*	59,940
339	Computer Programs & Systems, Inc.	7,543
4,037	Evolent Health, Inc., Class A*	21,921
1,357	HealthStream, Inc.*	32,500
3,154	HMS Holdings Corp.*	79,702
2,464	NextGen Healthcare, Inc.*	25,724
1,095	Omnicell, Inc.*	71,810
1,047	Simulations Plus, Inc.	36,561
670	Teladoc Health, Inc.*	103,857
1,142	Veeva Systems, Inc., Class A*	178,575

		1,080,103

Hotels, Restaurants & Leisure (1.8%):
11,348	Aramark	226,620
2,451	BBX Capital Corp.	5,662

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
6	Biglari Holdings, Inc., Class A*	$1,782
67	Biglari Holdings, Inc., Class B*	3,444
813	BJ’s Restaurants, Inc.	11,293
3,499	Bloomin’ Brands, Inc.	24,983
1,968	Brinker International, Inc.	23,636
7,300	Caesars Entertainment Corp.*	49,348
6,877	Carnival Corp., Class A	90,570
2,943	Carrols Restaurant Group, Inc.*	5,356
1,723	Century Casinos, Inc.*	4,152
2,158	Cheesecake Factory, Inc. (The)	36,859
429	Chipotle Mexican Grill, Inc.*	280,738
1,693	Choice Hotels International, Inc.	103,696
1,279	Churchill Downs, Inc.	131,673
1,178	Chuy’s Holdings, Inc.*	11,862
1,026	Cracker Barrel Old Country Store, Inc.	85,384
5,222	Darden Restaurants, Inc.	284,390
1,410	Dave & Buster’s Entertainment, Inc.^	18,443
2,144	Del Taco Restaurants, Inc.*	7,354
2,291	Denny’s Corp.*	17,595
684	Dine Brands Global, Inc.	19,617
693	Domino’s Pizza, Inc.	224,581
3,080	Dunkin’ Brands Group, Inc.	163,548
1,288	El Pollo Loco Holdings, Inc.*	10,884
1,112	Eldorado Resorts, Inc.*^	16,013
1,277	Fiesta Restaurant Group, Inc.*	5,146
2,724	Hilton Grand Vacations, Inc.*	42,957
3,956	Hilton Worldwide Holdings, Inc.	269,957
1,051	Hyatt Hotels Corp., Class A^	50,343
6,233	International Game Technology plc	37,086
721	Jack in the Box, Inc.	25,271
7,433	Las Vegas Sands Corp.	315,680
2,136	Luby’s, Inc.*	1,431
3,634	Marriott International, Inc., Class A	271,860
1,381	Marriott Vacations Worldwide Corp.	76,756
8,333	McDonald’s Corp.	1,377,861
10,392	MGM Resorts International	122,626
341	Nathans Famous, Inc.	20,801
5,162	Norwegian Cruise Line Holdings, Ltd.*	56,576
1,596	Papa John’s International, Inc.^	85,179
2,376	Penn National Gaming, Inc.*	30,056
2,093	Planet Fitness, Inc.*	101,929
3,664	Playa Hotels & Resorts NV*	6,412
763	Potbelly Corp.*	2,358
1,501	Red Lion Hotels Corp.*	2,191
878	Red Robin Gourmet Burgers*^	7,481
1,400	Red Rock Resorts, Inc.	11,970
7,358	Royal Caribbean Cruises, Ltd.	236,707
2,527	Ruth’s Hospitality Group, Inc.	16,880
3,394	Scientific Games Corp., Class A*	32,922
2,359	SeaWorld Entertainment, Inc.*	25,996
1,629	Six Flags Entertainment Corp.	20,428
13,545	Starbucks Corp.	890,447
2,721	Texas Roadhouse, Inc., Class A	112,377
1,604	Town Sports International Holdings, Inc.*	802
1,318	Vail Resorts, Inc.	194,682
8,057	Wendy’s Co. (The)	119,888
898	Wingstop, Inc.	71,571
3,177	Wyndham Destinations, Inc.	68,941
3,177	Wyndham Hotels & Resorts, Inc.	100,107
5,251	Wynn Resorts, Ltd.	316,057
4,790	Yum! Brands, Inc.	328,258

		7,317,473

Shares		Fair Value
Common Stocks, continued
Household Durables (0.7%):
1,886	Beazer Homes USA, Inc.*	$12,146
274	Cavco Industries, Inc.*	39,714
1,523	Century Communities, Inc.*	22,099
8,166	D.R. Horton, Inc.	277,643
1,137	Dixie Group, Inc. (The)*	739
1,910	Ethan Allen Interiors, Inc.	19,520
431	Flexsteel Industries, Inc.	4,724
3,402	Garmin, Ltd.	255,014
2,761	GoPro, Inc., Class A*	7,234
2,219	Green Brick Partners, Inc.*	17,863
1,041	Helen of Troy, Ltd.*	149,935
500	Hooker Furniture Corp.	7,805
1,333	Installed Building Products, Inc.*	53,147
931	iRobot Corp.*^	38,078
4,456	KB Home	80,654
2,231	La-Z-Boy, Inc.	45,847
5,447	Leggett & Platt, Inc.	145,326
5,073	Lennar Corp., Class A	193,788
119	Lennar Corp., Class B	3,441
1,206	LGI Homes, Inc.*	54,451
1,627	Libbey, Inc.*	830
1,017	Lifetime Brands, Inc.	5,746
2,531	M.D.C. Holdings, Inc.	58,719
1,880	M/I Homes, Inc.*	31,076
3,168	Meritage Corp.*	115,664
2,105	Mohawk Industries, Inc.*	160,485
12,433	Newell Brands, Inc.	165,110
69	NVR, Inc.*	177,269
9,777	PulteGroup, Inc.	218,222
122	Roku, Inc.*	10,673
1,588	Skyline Champion Corp.*	24,900
7,213	Taylor Morrison Home Corp., Class A*	79,343
1,501	Tempur Sealy International, Inc.*	65,609
2,183	Toll Brothers, Inc.	42,023
1,321	TopBuild Corp.*	94,636
4,276	TRI Pointe Group, Inc.*	37,501
2,153	Tupperware Brands Corp.	3,488
718	Universal Electronics, Inc.*	27,550
2,420	Whirlpool Corp.	207,635
1,918	Zagg, Inc.*	5,965

		2,961,612

Household Products (1.3%):
2,899	Central Garden & Pet Co., Class A*	74,127
4,962	Church & Dwight Co., Inc.	318,461
2,165	Clorox Co. (The)	375,086
11,277	Colgate-Palmolive Co.	748,342
2,884	Energizer Holdings, Inc.^	87,241
3,880	Kimberly-Clark Corp.	496,136
333	Oil-Dri Corp of America	11,136
28,503	Procter & Gamble Co. (The)	3,135,329
2,129	Spectrum Brands Holdings, Inc.	77,432
295	WD-40 Co.	59,251

		5,382,541

Independent Power and Renewable Electricity Producers (0.2%):
10,688	AES Corp. (The)	145,357
5,810	Atlantic Power Corp.*	12,433
3,840	Atlantica Yield plc	85,632
1,323	Clearway Energy, Inc., Class A	22,716
2,753	Clearway Energy, Inc., Class C	51,756
6,130	NRG Energy, Inc.	167,104
1,858	Ormat Technologies, Inc.	125,712
3,858	TerraForm Power, Inc., Class A	60,841

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
13,537	Vistra Energy Corp.	$216,051

		887,602

Industrial Conglomerates (1.0%):
10,471	3M Co.	1,429,396
2,058	Carlisle Cos., Inc.	257,826
73,707	General Electric Co.	585,234
9,623	Honeywell International, Inc.	1,287,461
1,736	Raven Industries, Inc.	36,855
876	Roper Technologies, Inc.	273,146

		3,869,918

Insurance (3.1%):
12,656	Aflac, Inc.	433,341
275	Alleghany Corp.	151,896
7,988	Allstate Corp. (The)	732,738
2,395	AMBAC Financial Group, Inc.*	29,554
3,511	American Equity Investment Life Holding Co.	66,007
3,094	American Financial Group, Inc.	216,828
15,280	American International Group, Inc.	370,540
409	American National Insurance Co.	33,693
907	Amerisafe, Inc.	58,474
1,215	Aon plc	200,524
3,137	AON plc	517,730
7,386	Arch Capital Group, Ltd.*	210,206
1,501	Argo Group International Holdings, Ltd.	55,627
3,560	Arthur J. Gallagher & Co.	290,176
1,955	Assurant, Inc.	203,496
3,247	Assured Guaranty, Ltd.	83,740
5,206	Athene Holding, Ltd., Class A*	129,213
2,351	Axis Capital Holdings, Ltd.	90,866
3,603	Brighthouse Financial, Inc.*	87,085
5,788	Brown & Brown, Inc.	209,641
5,297	Chubb, Ltd.	591,622
4,401	Cincinnati Financial Corp.	332,055
2,176	Citizens, Inc.*	14,188
1,199	CNA Financial Corp.	37,217
2,354	Crawford & Co.	15,042
2,915	Crawford & Co., Class A	20,988
1,631	Donegal Group, Inc., Class A	24,791
800	eHealth, Inc.*	112,656
1,993	Employers Holdings, Inc.	80,736
447	Enstar Group, Ltd.*	71,095
664	Erie Indemnity Co., Class A	98,431
748	Everest Re Group, Ltd.	143,930
1,025	FBL Financial Group, Inc., Class A	47,837
1,054	FedNat Holding Co.	12,100
4,594	First American Financial Corp.	194,832
6,772	FNF Group	168,487
21,335	Genworth Financial, Inc., Class A*	70,832
695	Global Indemnity, Ltd.	17,722
2,457	Globe Life, Inc.	176,830
2,383	Greenlight Capital Re, Ltd.*	14,179
1,469	Hallmark Financial Services, Inc.*	5,935
1,263	Hanover Insurance Group, Inc. (The)	114,403
10,936	Hartford Financial Services Group, Inc. (The)	385,385
397	HCI Group, Inc.	15,979
387	Heritage Insurance Holdings, Inc.	4,145
2,388	Horace Mann Educators Corp.	87,377
1,317	Independence Holding Co.	33,663
153	Investors Title Co.	19,584
1,283	James River Group Holdings	46,496
2,246	Kemper Corp.	167,035
152	Kinsale Capital Group, Inc.	15,889

Shares		Fair Value
Common Stocks, continued
Insurance, continued
5,149	Lincoln National Corp.	$135,522
5,372	Loews Corp.	187,107
5,556	Maiden Holdings, Ltd.*	5,056
242	Markel Corp.*	224,549
6,354	Marsh & McLennan Cos., Inc.	549,367
1,688	Mercury General Corp.	68,735
8,570	MetLife, Inc.	261,985
4,959	National General Holdings Corp.	82,071
162	National Western Life Group, Inc., Class A	27,864
9,717	Old Republic International Corp.	148,184
1,995	Primerica, Inc.	176,518
5,300	Principal Financial Group, Inc.	166,102
2,111	ProAssurance Corp.	52,775
8,164	Progressive Corp. (The)	602,830
6,443	Prudential Financial, Inc.	335,938
1,719	Reinsurance Group of America, Inc.	144,637
1,433	RenaissanceRe Holdings, Ltd.	213,976
1,252	RLI Corp.	110,088
854	Safety Insurance Group, Inc.	72,103
2,198	Selective Insurance Group, Inc.	109,241
2,664	State Auto Financial Corp.	74,033
1,761	Stewart Information Services Corp.	46,966
5,145	Third Point Reinsurance, Ltd.*	38,124
1,767	Tiptree, Inc., Class A	9,224
6,063	Travelers Cos., Inc. (The)	602,359
1,438	United Fire Group, Inc.	46,893
2,794	United Insurance Holdings Co.	25,817
1,869	Universal Insurance Holdings, Inc.	33,492
5,839	Unum Group	87,643
140	White Mountains Insurance Group, Ltd.	127,400
1,549	Willis Towers Watson plc	263,097
3,874	WR Berkley Corp.	202,107

		12,544,639

Interactive Media & Services (3.0%):
2,542	Alphabet, Inc., Class A*	2,953,677
2,617	Alphabet, Inc., Class C*	3,043,074
1,229	Cargurus, Inc.*	23,277
3,783	Cars.com, Inc.*	16,267
2,881	DHI Group, Inc.*	6,223
29,577	Facebook, Inc., Class A*	4,933,444
878	IAC/InterActiveCorp.*	157,364
5,384	Liberty TripAdvisor Holdings, Inc., Class A*	9,691
1,146	Match Group, Inc.*^	75,682
1,563	QuinStreet, Inc.*	12,582
14,429	Snap, Inc., Class A*	171,561
2,297	The Meet Group, Inc. (The)*	13,483
1,344	Travelzoo, Inc.*	5,282
2,514	TripAdvisor, Inc.	43,718
6,966	TrueCar, Inc.*	16,858
10,559	Twitter, Inc.*	259,329
2,068	Yelp, Inc.*	37,286
664	Zedge, Inc., Class B*	584
1,125	Zillow Group, Inc., Class A*	38,216
2,298	Zillow Group, Inc., Class C*^	82,774

		11,900,372

Internet & Direct Marketing Retail (3.0%):
2,093	1-800 Flowers.com, Inc., Class A*	27,690
4,961	Amazon.com, Inc.*	9,672,560
788	Booking Holdings, Inc.*	1,060,112
14,484	eBay, Inc.	435,389
2,028	Etsy, Inc.*	77,956
3,473	Expedia Group, Inc.	195,426
4,200	Groupon, Inc.*	4,117

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
2,772	Grubhub, Inc.*	$112,904
2,242	Lands’ End, Inc.*	11,972
1,546	Leaf Group, Ltd.*	2,072
1,736	Liquidity Services, Inc.*	6,736
1,164	PetMed Express, Inc.^	33,500
4,088	Quotient Technology, Inc.*	26,572
8,810	Qurate Retail, Inc., Class A*	53,785
981	Shutterstock, Inc.	31,549
585	Stamps.com, Inc.*	76,097
1,006	Wayfair, Inc., Class A*	53,761

		11,882,198

IT Services (5.1%):
8,449	Accenture plc, Class C	1,379,384
3,427	Akamai Technologies, Inc.*	313,536
2,523	Alliance Data Systems Corp.	84,899
2,873	Amdocs, Ltd.	157,929
8,148	Automatic Data Processing, Inc.	1,113,669
2,392	Black Knight, Inc.*	138,880
3,165	Booz Allen Hamilton Holding Corp.	217,246
2,603	Broadridge Financial Solutions, Inc.	246,842
843	CACI International, Inc., Class A*	177,999
2,591	Cardtronics plc*	54,204
687	Cass Information Systems, Inc.	24,155
8,424	Cognizant Technology Solutions Corp., Class A	391,463
6,347	Conduent, Inc.*	15,550
2,751	CoreLogic, Inc.	84,016
1,424	CSG Systems International, Inc.	59,594
11,161	DXC Technology Co.	145,651
513	Endurance International Group Holdings, Inc.*	990
577	Epam Systems, Inc.*	107,126
2,186	Euronet Worldwide, Inc.*	187,384
2,060	Evertec, Inc.	46,824
1,320	Exlservice Holdings, Inc.*	68,680
7,058	Fidelity National Information Services, Inc.	858,535
4,864	Fiserv, Inc.*	462,031
1,804	FleetCor Technologies, Inc.*	336,518
1,826	Gartner, Inc.*	181,815
6,266	Genpact, Ltd.	182,967
3,544	Global Payments, Inc.	511,151
3,013	GoDaddy, Inc., Class A*	172,072
2,548	GTT Communications, Inc.*^	20,257
1,357	Hackett Group, Inc. (The)	17,261
18,655	International Business Machines Corp.	2,069,399
1,038	Jack Henry & Associates, Inc.	161,139
5,179	KBR, Inc.	107,102
3,666	Leidos Holdings, Inc.	335,989
2,160	Limelight Networks, Inc.*	12,312
1,817	LiveRamp Holdings, Inc.*	59,816
1,140	ManTech International Corp., Class A	82,844
12,857	MasterCard, Inc., Class A	3,105,737
2,057	Maximus, Inc.	119,717
403	MongoDB, Inc.*	55,026
3,759	NIC, Inc.	86,457
839	Okta, Inc.*	102,576
7,750	Paychex, Inc.	487,630
8,360	PayPal Holdings, Inc.*	800,386
2,322	Perficient, Inc.*	62,903
3,968	Perspecta, Inc.	72,376
840	PFSweb, Inc.*	2,520
6,698	Sabre Corp.	39,719

Shares		Fair Value
Common Stocks, continued
IT Services, continued
1,873	Science Applications International Corp.	$139,782
3,035	Servicesource International, Inc.*	2,661
1,296	Square, Inc., Class A*	67,884
3,966	Steel Connect, Inc.*	2,975
2,283	Sykes Enterprises, Inc.*	61,915
3,331	Teradata Corp.*	68,252
2,575	TTEC Holdings, Inc.	94,554
2,010	Twilio, Inc., Series A*	179,875
3,021	Unisys Corp.*	37,309
1,540	VeriSign, Inc.*	277,339
1,675	Virtusa Corp.*	47,570
22,394	Visa, Inc., Class A	3,608,122
6,143	Western Union Co.	111,373
1,400	WEX, Inc.*	146,370

		20,368,257

Leisure Products (0.2%):
3,430	Acushnet Holdings Corp.	88,220
3,582	American Outdoor Brands Corp.*	29,731
2,964	Brunswick Corp.	104,837
3,826	Callaway Golf Co.	39,102
658	Escalade, Inc.	3,915
3,535	Hasbro, Inc.	252,929
503	Johnson Outdoors, Inc., Class A	31,538
531	Malibu Boats, Inc.*	15,287
662	Marine Products Corp.	5,349
6,035	Mattel, Inc.*	53,168
1,932	Nautilus Group, Inc.*	5,043
2,934	Polaris, Inc.	141,272
2,859	Vista Outdoor, Inc.*	25,159

		795,550

Life Sciences Tools & Services (0.9%):
3,681	Agilent Technologies, Inc.	263,633
427	Bio-Rad Laboratories, Inc., Class A*	149,689
482	Bio-Techne Corp.	91,397
5,159	Bruker Corp.	185,002
1,967	Charles River Laboratories International, Inc.*	248,255
1,979	Harvard Bioscience, Inc.*	4,374
1,139	Illumina, Inc.*	311,084
3,073	IQVIA Holdings, Inc.*	331,454
2,457	Luminex Corp.	67,641
1,150	Medpace Holdings, Inc.*	84,387
412	Mettler-Toledo International, Inc.*	284,490
1,400	Neogenomics, Inc.*	38,654
1,490	PerkinElmer, Inc.	112,167
1,655	PRA Health Sciences, Inc.*	137,431
2,622	Syneos Health, Inc.*	103,359
3,849	Thermo Fisher Scientific, Inc.	1,091,576
1,230	Waters Corp.*	223,922

		3,728,515

Machinery (2.7%):
3,245	AGCO Corp.	153,326
228	Alamo Group, Inc.	20,242
737	Albany International Corp., Class A	34,882
4,381	Allison Transmission Holdings, Inc.	142,864
2,614	Altra Industrial Motion Corp.	45,719
929	Astec Industries, Inc.	32,487
1,993	Barnes Group, Inc.	83,367
837	Blue Bird Corp.*	9,148
2,517	Briggs & Stratton Corp.^	4,556
12,751	Caterpillar, Inc.	1,479,625
1,019	Chart Industries, Inc.*	29,531
1,284	CIRCOR International, Inc.*	14,933
4,064	Colfax Corp.*	80,467

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,526	Columbus McKinnon Corp.	$38,150
2,706	Commercial Vehicle Group, Inc.*	4,086
1,945	Crane Co.	95,655
3,972	Cummins, Inc.	537,490
5,581	Deere & Co.	771,070
562	DMC Global, Inc.^	12,932
4,360	Donaldson Co., Inc.	168,427
1,324	Douglas Dynamics, Inc.	47,015
3,066	Dover Corp.	257,360
2,898	Enerpac Tool Group Corp.	47,962
1,120	EnPro Industries, Inc.	44,330
951	ESCO Technologies, Inc.	72,190
2,747	Evoqua Water Technologies Co.*	30,794
2,959	Federal Signal Corp.	80,722
4,708	Flowserve Corp.	112,474
6,562	Fortive Corp.	362,157
1,521	Franklin Electric Co., Inc.	71,685
694	FreightCar America, Inc.*	645
889	Gencor Industries, Inc.*	9,335
1,617	Gorman-Rupp Co. (The)	50,467
3,181	Graco, Inc.	155,010
2,503	Harsco Corp.*	17,446
1,370	Helios Technologies, Inc.	51,950
2,888	Hillenbrand, Inc.	55,190
490	Hurco Cos, Inc.	14,259
896	Hyster-Yale Materials Handling, Inc., Class A	35,921
1,615	IDEX Corp.	223,048
4,574	Illinois Tool Works, Inc.	650,056
5,321	Ingersoll-Rand, Inc.*	131,961
3,590	ITT, Inc.	162,842
1,157	John Bean Technologies Corp.	85,930
598	Kadant, Inc.	44,641
2,960	Kennametal, Inc.	55,115
787	L.B. Foster Co., Class A*	9,727
1,806	Lincoln Electric Holdings, Inc.	124,614
539	Lindsay Corp.	49,362
774	Lydall, Inc.*	5,000
1,213	Manitex International, Inc.*	5,010
2,529	Manitowoc Co., Inc. (The)*	21,497
4,260	Meritor, Inc.*	56,445
1,601	Middleby Corp. (The)*	91,065
2,406	Mueller Industries, Inc.	57,600
7,183	Mueller Water Products, Inc., Class A	57,536
2,868	Navistar International Corp.*	47,293
1,258	NN, Inc.	2,176
1,155	Nordson Corp.	156,006
158	Omega Flex, Inc.	13,335
2,269	Oshkosh Corp.	145,965
8,569	PACCAR, Inc.	523,823
3,287	Parker Hannifin Corp.	426,423
1,058	Park-Ohio Holdings Corp.	20,039
5,836	Pentair plc	173,679
976	Proto Labs, Inc.*	74,303
660	RBC Bearings, Inc.*	74,441
5,687	REV Group, Inc.	23,715
5,156	Rexnord Corp.	116,887
1,567	Snap-On, Inc.	170,521
612	Spartan Motors, Inc.	7,901
1,562	SPX Corp.*	50,984
2,004	SPX FLOW, Inc.*	56,954
775	Standex International Corp.	37,991
2,392	Stanley Black & Decker, Inc.	239,200
793	Tennant Co.	45,954
3,523	Terex Corp.	50,590
1,612	The Greenbrier Cos., Inc.	28,597

Shares		Fair Value
Common Stocks, continued
Machinery, continued
3,355	Timken Co.	$108,501
3,046	Titan International, Inc.	4,721
2,792	Toro Co.	181,731
2,213	TriMas Corp.*	51,120
5,158	Trinity Industries, Inc.	82,889
4,006	Wabash National Corp.	28,923
1,380	WABCO Holdings, Inc.*	186,369
3,488	Wabtec Corp.	167,877
960	Watts Water Technologies, Inc., Class A	81,264
4,275	Welbilt, Inc.*	21,931
2,272	Woodward, Inc.	135,048
2,483	Xylem, Inc.	161,718

		10,806,187

Marine (0.0%†):
7,028	Costamare, Inc.	31,767
1,680	Eagle Bulk Shipping, Inc.*^	3,108
1,300	Genco Shipping & Trading, Ltd.	8,346
1,331	Golden Ocean Group, Ltd.	4,166
1,948	Kirby Corp.*	84,680
1,541	Matson, Inc.	47,185
1,478	Scorpio Bulkers, Inc.	3,739

		182,991

Media (1.8%):
1,468	A.H. Belo Corp., Class A	2,525
7,642	Altice USA, Inc., Class A*	170,340
2,029	AMC Networks, Inc., Class A*	49,325
234	Cable One, Inc.	384,698
2,180	Charter Communications, Inc., Class A*	951,156
1,661	Clear Channel Outdoor Holdings, Inc.*	1,063
65,357	Comcast Corp., Class A	2,246,975
2,952	comScore, Inc.*	8,325
11,749	Discovery Communications, Inc., Class C*	206,077
6,396	Discovery, Inc., Class A*	124,338
5,909	DISH Network Corp., Class A*	118,121
4,131	E.W. Scripps Co. (The), Class A	31,148
4,691	Emerald Holding, Inc.	12,150
8,164	Entercom Communications Corp.	13,960
4,792	Entravision Communications Corp., Class A	9,728
6,577	Fox Corp., Class A	155,415
6,546	Fox Corp., Class B	149,772
7,573	Gannett Co, Inc.*	11,208
3,460	GCI Liberty, Inc., Class A*	197,116
4,886	Gray Television, Inc.*	52,476
16,410	Interpublic Group of Cos., Inc. (The)	265,678
1,262	John Wiley & Sons, Inc., Class A	47,312
192	John Wiley & Sons, Inc., Class B	7,227
563	Liberty Broadband Corp., Class A*	60,241
2,286	Liberty Broadband Corp., Class C*	253,106
1,489	Liberty Latin America, Ltd.*	15,664
6,974	Liberty Latin America, Ltd., Class C*	71,554
2,477	Liberty SiriusXM Group, Class A*	78,496
4,073	Liberty SiriusXM Group, Class C*	128,788
143	Loral Space & Communications Inc.*	2,324
2,502	Marchex, Inc., Class B*	3,628
1,649	Meredith Corp.^	20,151
3,759	MSG Networks, Inc., Class A*^	38,342
3,726	National CineMedia, Inc.	12,147
3,530	New York Times Co. (The), Class A	108,406
10,643	News Corp., Class A	95,521
2,563	News Corp., Class B	23,041
2,115	Nexstar Media Group, Inc., Class A	122,099

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
6,016	Omnicom Group, Inc.	$330,278
1,853	Scholastic Corp.	47,233
1,575	Sinclair Broadcast Group, Inc., Class A	25,326
17,733	Sirius XM Holdings, Inc.	87,601
1,895	TechTarget, Inc.*	39,056
8,978	Tegna, Inc.	97,501
933	Tribune Publishing Co.	7,567
445	ViacomCBS, Inc., Class A	7,934
16,141	ViacomCBS, Inc., Class B	226,135

		7,118,272

Metals & Mining (0.6%):
6,163	Alcoa Corp.*	37,964
4,528	Allegheny Technologies, Inc.*	38,488
799	Ampco-Pittsburgh Corp.*	1,998
2,296	Carpenter Technology Corp.	44,772
4,968	Century Aluminum Co.*	17,984
13,050	Cleveland-Cliffs, Inc.^	51,548
12,366	Coeur Mining, Inc.*	39,695
6,147	Commercial Metals Co.	97,061
1,713	Compass Minerals International, Inc.	65,899
7,323	Ferroglobe plc*	3,332
9,823	Ferroglobe Unit*(a)	–
30,668	Freeport-McMoRan, Inc.	207,009
2,945	Gold Resource Corp.	8,099
943	Haynes International, Inc.	19,435
23,972	Hecla Mining Co.	43,629
151	Kaiser Aluminum Corp.	10,461
1,359	Materion Corp.	47,579
12,309	McEwen Mining, Inc.*	8,134
9,007	Newmont Goldcorp Corp.	407,836
8,103	Nucor Corp.	291,870
700	Olympic Steel, Inc.	7,245
2,353	Reliance Steel & Aluminum Co.	206,099
2,119	Royal Gold, Inc.	185,857
1,500	Ryerson Holding Corp.*	7,980
1,365	Schnitzer Steel Industries, Inc., Class A	17,800
4,746	Southern Copper Corp.	133,647
9,644	Steel Dynamics, Inc.	217,376
3,673	SunCoke Energy, Inc.	14,141
701	Synalloy Corp.*	6,120
2,052	TimkenSteel Corp.*	6,628
7,131	United States Steel Corp.^	44,997
548	Universal Stainless & Alloy Products, Inc.*	4,225
4,099	Warrior Met Coal, Inc.	43,531
2,198	Worthington Industries, Inc.	57,698

		2,396,137

Multiline Retail (0.6%):
2,583	Big Lots, Inc.	36,730
1,248	Dillard’s, Inc., Class A^	46,114
3,350	Dollar General Corp.	505,883
6,180	Dollar Tree, Inc.*	454,045
18,758	J.C. Penney Co., Inc.*^	6,753
6,791	Kohl’s Corp.	99,081
15,105	Macy’s, Inc.^	74,166
5,858	Nordstrom, Inc.	89,862
2,055	Ollie’s Bargain Outlet Holdings, Inc.*	95,229
10,592	Target Corp.	984,737

		2,392,600

Multi-Utilities (0.9%):
3,867	Ameren Corp.	281,634
1,884	Avista Corp.	80,051
1,784	Black Hills Corp.	114,230

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
7,105	CenterPoint Energy, Inc.	$109,772
4,580	CMS Energy Corp.	269,075
4,077	Consolidated Edison, Inc.	318,006
9,844	Dominion Energy, Inc.	710,637
3,012	DTE Energy Co.	286,050
7,317	MDU Resources Group, Inc.	157,316
6,003	NiSource, Inc.	149,895
1,765	NorthWestern Corp.	105,600
7,602	Public Service Enterprise Group, Inc.	341,406
3,046	Sempra Energy	344,167
844	Unitil Corp.	44,158
3,520	WEC Energy Group, Inc.	310,218

		3,622,215

Oil, Gas & Consumable Fuels (2.6%):
332	Adams Resources & Energy, Inc.	7,802
7,652	Antero Resources Corp.*^	5,455
22,194	Apache Corp.	92,771
1,256	Arch Coal, Inc.	36,298
1,988	Berry Corp.	4,791
1,149	Bonanza Creek Energy, Inc.*	12,926
10,906	Cabot Oil & Gas Corp.	187,474
275	California Resources Corp.*^	275
28,192	Callon Petroleum Co.*	15,446
6,243	Centennial Resource Development, Inc., Class A*	1,642
3,933	Cheniere Energy, Inc.*	131,756
40,762	Chesapeake Energy Corp.*	7,040
30,927	Chevron Corp.	2,240,969
5,511	Cimarex Energy Co.	92,750
7,534	Clean Energy Fuel Corp.*	13,411
10,708	CNX Resources Corp.*	56,967
4,490	Concho Resources, Inc.	192,397
27,326	ConocoPhillips Co.	841,641
1,846	CONSOL Energy, Inc.*^	6,812
1,423	Contango Oil & Gas Co.*	2,135
10,215	Continental Resources, Inc.^	78,043
4,149	CVR Energy, Inc.	68,583
4,054	Delek US Holdings, Inc.	63,891
35,565	Denbury Resources, Inc.*	6,565
16,542	Devon Energy Corp.	114,305
8,860	DHT Holdings, Inc.	67,956
918	Diamondback Energy, Inc.	24,052
107	Dorian LPG, Ltd.*	932
5,391	Enlink Midstream LLC	5,930
17,357	EOG Resources, Inc.	623,463
10,783	EQT Corp.	76,236
2,812	Equitrans Midstream Corp.^	14,144
5,493	Extraction Oil & Gas, Inc.*	2,318
48,829	Exxon Mobil Corp.	1,854,037
4,505	Gaslog, Ltd.^	16,308
2,514	Green Plains, Inc.	12,193
8,600	Gulfport Energy Corp.*	3,824
2,222	Hallador Energy Co.	2,108
5,198	Hess Corp.	173,093
10,617	HighPoint Resources Corp.*	2,017
5,967	HollyFrontier Corp.	146,251
1,180	International Seaways, Inc.	28,190
21,831	Kinder Morgan, Inc.	303,888
17,233	Kosmos Energy, Ltd.	15,434
12,195	Laredo Petroleum, Inc.*	4,632
17,859	Marathon Oil Corp.	58,756
12,790	Marathon Petroleum Corp.	302,100
6,316	Matador Resources Co.*	15,664
1,037	Montage Resources Corp.*^	2,333
6,993	Murphy Oil Corp.^	42,867
7,953	Noble Energy, Inc.	48,036

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
10,234	Northern Oil & Gas, Inc.*	$6,786
11,184	Oasis Petroleum, Inc.*	3,914
27,601	Occidental Petroleum Corp.	319,620
9,964	ONEOK, Inc.	217,315
1,401	Panhandle Oil & Gas, Inc., Class A	5,170
2,936	PAR Pacific Holdings, Inc.*	20,846
6,891	Parsley Energy, Inc., Class A	39,485
5,640	PBF Energy, Inc., Class A	39,931
5,513	PDC Energy, Inc.*	34,236
4,173	Peabody Energy Corp.	12,102
787	Penn Virginia Corp.*	2,432
7,783	Phillips 66	417,558
3,262	Pioneer Natural Resources Co.	228,829
6	PrimeEnergy Resources Corp.*	444
11,578	QEP Resources, Inc.	3,873
4,715	Range Resources Corp.^	10,750
3,344	Renewable Energy Group, Inc.*	68,652
374	REX American Resources Corp.*	17,395
1,820	Ring Energy, Inc.*	1,199
3,448	Scorpio Tankers, Inc.	65,926
6,460	SFL Corp., Ltd.	61,176
6,397	SM Energy Co.	7,804
22,197	Southwestern Energy Co.*	37,513
3,310	Talos Energy, Inc.*	19,033
4,483	Targa Resources Corp.	30,978
6,407	Teekay Shipping Corp.*	20,246
1,031	Teekay Tankers, Ltd., Class A*	22,929
7,936	Valero Energy Corp.	359,977
6,207	Whiting Petroleum Corp.*	4,161
14,709	Williams Cos., Inc.	208,132
3,515	World Fuel Services Corp.	88,508
13,673	WPX Energy, Inc.*	41,703

		10,547,530

Paper & Forest Products (0.1%):
2,211	Boise Cascade Co.	52,578
1,659	Clearwater Paper Corp.*	36,183
3,283	Domtar Corp.	71,045
4,040	Louisiana-Pacific Corp.	69,407
5,575	Mercer International, Inc.	40,363
617	Neenah, Inc.	26,611
2,520	P.H. Glatfelter Co.	30,794
5,870	Resolute Forest Products*	7,396
1,565	Schweitzer-Mauduit International, Inc.	43,538
2,251	Verso Corp.*	25,391

		403,306

Personal Products (0.3%):
12,350	Coty, Inc., Class A	63,726
1,562	e.l.f. Beauty, Inc.*	15,370
2,453	Edgewell Personal Care Co.*	59,068
3,137	Estee Lauder Co., Inc. (The), Class A	499,849
4,410	Herbalife Nutrition, Ltd.*	128,595
1,355	Inter Parfums, Inc.	62,804
609	Medifast, Inc.	38,063
6,899	Natura & Co. Holding SA, ADR*	67,886
1,236	Natures Sunshine Products, Inc.*	10,049
2,377	Nu Skin Enterprises, Inc., Class A	51,937
340	United-Guardian, Inc.	4,913
864	Usana Health Sciences, Inc.*	49,905

		1,052,165

Pharmaceuticals (3.9%):
4,368	Akorn, Inc.*	2,451
3,430	Allergan plc	607,453
2,003	Amphastar Pharmaceuticals, Inc.*	29,725
900	ANI Pharmaceuticals, Inc.*	36,666

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
885	Assembly Biosciences, Inc.*	$13,125
18,899	Bristol-Myers Squibb Co.	1,053,430
3,249	Catalent, Inc.*	168,786
4,376	Corcept Therapeutics, Inc.*	52,031
1,468	Cumberland Pharmaceuticals, Inc.*	5,329
1,054	Cymabay Therapeutics, Inc.*	1,560
8,121	Elanco Animal Health, Inc.*	181,829
12,003	Eli Lilly & Co.	1,665,056
8,827	Endo International plc*	32,660
5,527	Horizon Therapeutics plc*	163,710
3,292	Innoviva, Inc.*	38,714
2,219	Intra-Cellular Therapies, Inc.*	34,106
1,888	Jazz Pharmaceuticals plc*	188,309
36,717	Johnson & Johnson Co.	4,814,701
2,281	Lannett Co., Inc.*^	15,853
4,828	Mallinckrodt plc*^	9,559
33,359	Merck & Co., Inc.	2,566,641
11,018	Mylan NV*	164,278
3,567	Nektar Therapeutics*	63,671
1,317	Otonomy, Inc.*	2,594
3,223	Perrigo Co. plc	154,994
79,786	Pfizer, Inc.	2,604,216
793	Phibro Animal Health Corp., Class A	19,167
2,480	Prestige Consumer Healthcare, Inc.*	90,966
318	Reata Pharmaceuticals, Inc., Class A*	45,900
1,463	Revance Therapeutics, Inc.*	21,652
1,789	Supernus Pharmaceuticals, Inc.*	32,184
923	Taro Pharmaceutical Industries, Ltd.*	56,488
6,699	Zoetis, Inc.	788,405
1,297	Zogenix, Inc.*	32,075

		15,758,284

Professional Services (0.5%):
2,183	ASGN, Inc.*	77,104
494	Barrett Business Services, Inc.	19,582
3,154	CBIZ, Inc.*	65,982
304	CoStar Group, Inc.*	178,512
456	CRA International, Inc.	15,235
1,479	Equifax, Inc.	176,667
1,734	Exponent, Inc.	124,692
825	Forrester Research, Inc.*	24,115
1,382	FTI Consulting, Inc.*	165,522
1,205	Heidrick & Struggles International, Inc.	27,113
466	Hill International, Inc.*	676
1,113	Huron Consulting Group, Inc.*	50,486
795	ICF International, Inc.	54,617
3,095	InnerWorkings, Inc.*	3,621
740	Insperity, Inc.	27,602
2,223	Kelly Services, Inc., Class A	28,210
1,154	Kforce, Inc.	29,508
2,258	Korn Ferry	54,915
2,677	ManpowerGroup, Inc.	141,854
659	Mistras Group, Inc.*	2,807
11,810	Nielsen Holdings plc	148,097
2,125	Resources Connection, Inc.	23,311
3,340	Robert Half International, Inc.	126,085
3,857	TransUnion	255,255
2,194	TriNet Group, Inc.*	82,626
2,213	Trueblue, Inc.*	28,238
1,755	Verisk Analytics, Inc.	244,611
840	Volt Information Sciences, Inc.*	680
633	Willdan Group, Inc.*	13,527

		2,191,250

Real Estate Management & Development (0.2%):
400	Altisource Portfolio Solutions*	3,068

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
8,832	CBRE Group, Inc., Class A*	$333,054
339	Consolidated-Tomoka Land Co.	15,367
2,451	Cushman & Wakefield plc*	28,775
279	Forestar Group, Inc.*	2,888
232	FRP Holdings, Inc.*	9,976
318	Griffin Industrial Realty, Inc.	10,399
1,280	Howard Hughes Corp. (The)*	64,666
1,691	Jones Lang LaSalle, Inc.	170,757
5,360	Kennedy-Wilson Holdings, Inc.	71,931
2,112	Marcus & Millichap, Inc.*	57,235
6,929	Newmark Group, Inc.	29,448
997	Rafael Holdings, Inc., Class B*	12,772
910	RE/MAX Holdings, Inc., Class A	19,947
7,526	Realogy Holdings Corp.	22,653
1,447	Tejon Ranch Co.*	20,345
1,038	The RMR Group, Inc., Class A	27,995
3,157	The St Joe Co.*	52,974

		954,250

Road & Rail (1.1%):
767	AMERCO, Inc.	222,852
1,475	ArcBest Corp.	25,842
2,770	Avis Budget Group, Inc.*	38,503
1,699	Covenant Transportation Group, Inc., Class A*	14,730
13,770	CSX Corp.	789,021
4,179	Heartland Express, Inc.	77,604
8,317	Hertz Global Holdings, Inc.*	51,399
2,878	J.B. Hunt Transport Services, Inc.	265,438
1,863	Kansas City Southern	236,936
5,109	Knight-Swift Transportation Holdings, Inc.	167,575
1,359	Landstar System, Inc.	130,274
3,359	Marten Transport, Ltd.	68,927
3,500	Norfolk Southern Corp.	511,000
2,287	Old Dominion Freight Line, Inc.	300,192
400	P.A.M. Transportation SVCS*	12,300
1,902	Ryder System, Inc.	50,289
1,212	Saia, Inc.*	89,130
2,500	Schneider National, Inc., Class B	48,350
9,322	Union Pacific Corp.	1,314,775
2,010	Universal Logistics Holdings, Inc.	26,331
1,023	USA Truck, Inc.*	3,243
3,284	Werner Enterprises, Inc.	119,078
1,829	YRC Worldwide, Inc.*^	3,073

		4,566,862

Semiconductors & Semiconductor Equipment (4.6%):
1,056	Advanced Energy Industries, Inc.*	51,205
11,112	Advanced Micro Devices, Inc.*	505,374
2,031	Alpha & Omega Semiconductor, Ltd.*	13,019
1,392	Ambarella, Inc.*	67,596
12,824	Amkor Technology, Inc.*	99,899
4,515	Analog Devices, Inc.	404,770
13,809	Applied Materials, Inc.	632,728
1,615	Axcelis Technologies, Inc.*	29,571
1,701	AXT, Inc.*	5,460
5,630	Broadcom, Inc.	1,334,873
3,092	Brooks Automation, Inc.	94,306
697	Cabot Microelectronics Corp.	79,556
437	CEVA, Inc.*	10,894
1,665	Cirrus Logic, Inc.*	109,274
2,261	Cohu, Inc.	27,991
3,350	Cree, Inc.*	118,791
9,588	Cypress Semiconductor Corp.	223,592
2,201	Diodes, Inc.*	89,438

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
4,553	Entegris, Inc.	$203,838
3,383	First Solar, Inc.*	121,991
3,971	FormFactor, Inc.*	79,777
1,314	GSI Technology, Inc.*	9,145
948	Ichor Holdings, Ltd.*	18,164
975	Inphi Corp.*	77,191
78,908	Intel Corp.	4,270,500
2,990	KLA Corp.	429,783
2,537	Kulicke & Soffa Industries, Inc.	52,947
2,643	Lam Research Corp.	634,320
4,922	Lattice Semiconductor Corp.*	87,710
2,991	MA-COM Technology Solutions Holdings, Inc.*	56,620
11,227	Marvell Technology Group, Ltd.	254,067
5,015	Maxim Integrated Products, Inc.	243,779
3,353	MaxLinear, Inc., Class A*	39,130
4,344	Microchip Technology, Inc.^	294,523
26,484	Micron Technology, Inc.*	1,113,917
1,905	MKS Instruments, Inc.	155,162
793	Monolithic Power Systems, Inc.	132,796
1,500	Neophotonics Corp.*	10,875
150	NVE Corp.	7,805
5,911	NVIDIA Corp.	1,558,140
15,565	ON Semiconductor Corp.*	193,629
2,597	Onto Innovation, Inc.*	77,053
1,438	PDF Solutions, Inc.*	16,853
5,010	Photronics, Inc.*	51,403
760	Power Integrations, Inc.	67,131
1,918	Qorvo, Inc.*	154,648
16,800	Qualcomm, Inc.	1,136,520
5,880	Rambus, Inc.*	65,268
1,305	Semtech Corp.*	48,938
867	Silicon Laboratories, Inc.*	74,050
3,982	Skyworks Solutions, Inc.	355,911
1,751	SMART Global Holdings, Inc.*	42,549
1,239	SolarEdge Technologies, Inc.*	101,449
1,129	Synaptics, Inc.*	65,335
2,449	Teradyne, Inc.	132,662
17,311	Texas Instruments, Inc.	1,729,888
1,678	Ultra Clean Holdings, Inc.*	23,156
1,049	Universal Display Corp.	138,237
3,598	Veeco Instruments, Inc.*	34,433
3,469	Xilinx, Inc.	270,374
3,667	Xperi Corp.	51,008

		18,581,012

Software (6.7%):
4,253	ACI Worldwide, Inc.*	102,710
4,789	Adobe, Inc.*	1,524,052
1,923	Alarm.com Holding, Inc.*	74,824
591	Alteryx, Inc., Class A*	56,245
1,009	American Software, Inc., Class A	14,338
1,301	Anaplan, Inc.*	39,368
988	ANSYS, Inc.*	229,680
1,609	Aspen Technology, Inc.*	152,968
447	Atlassian Corp. plc, Class A*	61,355
2,556	Autodesk, Inc.*	398,992
1,157	Avalara, Inc.*	86,312
5,114	Avaya Holdings Corp.*	41,372
2,272	Aware, Inc.*	6,475
1,606	Blackbaud, Inc.	89,213
794	Bottomline Technologies, Inc.*	29,100
4,124	Cadence Design Systems, Inc.*	272,349
3,648	CDK Global, Inc.	119,837
1,053	Cerence, Inc.*	16,216
1,607	Ceridian HCM Holding, Inc.*	80,462

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
2,502	Citrix Systems, Inc.	$354,158
505	CommVault Systems, Inc.*	20,442
533	Coupa Software, Inc.*	74,476
824	DocuSign, Inc.*	76,138
3,824	Dropbox, Inc., Class A*	69,214
1,380	Ebix, Inc.^	20,948
990	Envestnet, Inc.*	53,242
429	Everbridge, Inc.*	45,628
573	Fair Isaac Corp.*	176,306
1,784	FireEye, Inc.*	18,875
764	Five9, Inc.*	58,415
2,585	Fortinet, Inc.*	261,524
977	Globant SA*	85,859
1,745	Guidewire Software, Inc.*	138,396
750	HubSpot, Inc.*	99,893
3,865	Intuit, Inc.	888,950
2,307	J2 Global, Inc.	172,679
1,431	LogMeIn, Inc.	119,174
1,805	Manhattan Associates, Inc.*	89,925
94,513	Microsoft Corp.	14,905,646
430	MicroStrategy, Inc., Class A*	50,783
600	New Relic, Inc.*	27,744
11,359	NortonLifeLock, Inc.	212,527
5,919	Nuance Communications, Inc.*	99,321
1,722	OneSpan, Inc.*	31,254
40,981	Oracle Corp.	1,980,613
916	Paycom Software, Inc.*	185,041
912	Paylocity Holding Corp.*	80,548
963	Pegasystems, Inc.	68,594
1,395	Progress Software Corp.	44,640
886	Proofpoint, Inc.*	90,895
1,955	PTC, Inc.*	119,666
1,224	Qualys, Inc.*	106,476
2,745	RealNetworks, Inc.*	2,004
1,867	RealPage, Inc.*	98,820
371	RingCentral, Inc., Class A*	78,619
737	Rubicon Project, Inc.*	4,090
7,066	Salesforce.com, Inc.*	1,017,363
1,200	Sapiens International Corp. NV	22,824
2,393	SeaChange International, Inc.*	8,902
574	ServiceNow, Inc.*	164,497
2,514	Slack Technologies, Inc., Class A*	67,476
3,309	SolarWinds Corp.*	51,852
1,425	Splunk, Inc.*	179,878
5,903	SS&C Technologies Holdings, Inc.	258,669
2,279	Synchronoss Technologies, Inc.*	6,951
1,946	Synopsys, Inc.*	250,625
3,390	Telaria, Inc.*	20,340
327	The Trade Desk, Inc.*	63,111
7,428	TiVo Corp.	52,590
409	Tyler Technologies, Inc.*	121,293
2,230	Verint Systems, Inc.*	95,890
742	VMware, Inc., Class A*^	89,856
494	Workday, Inc., Class A*	64,329
1,173	Zscaler, Inc.*	71,389

		27,015,226

Specialty Retail (2.4%):
2,187	Aaron’s, Inc.	49,820
4,015	Abercrombie & Fitch Co., Class A	36,496
1,285	Advance Auto Parts, Inc.	119,916
7,096	American Eagle Outfitters, Inc.	56,413
492	America’s Car Mart, Inc.*	27,724
1,133	Asbury Automotive Group, Inc.*	62,576
462	Ascena Retail Group, Inc.*	642
3,229	At Home Group, Inc.*^	6,523
4,080	AutoNation, Inc.*	114,485

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
313	AutoZone, Inc.*	$264,798
3,164	Barnes & Noble Education, Inc.*	4,303
5,744	Bed Bath & Beyond, Inc.^	24,182
8,040	Best Buy Co, Inc.	458,280
1,657	Big 5 Sporting Goods Corp.	1,773
1,519	Boot Barn Holdings, Inc.*	19,641
583	Build-A-Bear Workshop, Inc.*	834
1,261	Burlington Stores, Inc.*	199,818
2,280	Caleres, Inc.	11,856
4,191	CarMax, Inc.*	225,602
1,987	Cato Corp., Class A	21,201
7,822	Chico’s FAS, Inc.	10,090
881	Citi Trends, Inc.	7,841
1,572	Conn’s, Inc.*	6,571
3,425	Designer Brands, Inc., Class A	17,057
2,864	Destination XL Group, Inc.*	1,003
2,768	Dick’s Sporting Goods, Inc.	58,848
6,313	Express, Inc.*	9,406
1,805	Five Below, Inc.*	127,036
3,762	Floor & Decor Holdings, Inc., Class A*	120,723
4,013	Foot Locker, Inc.	88,487
199	Francesca’s Holdings Corp.*	452
6,630	GameStop Corp., Class A*^	23,205
21,020	Gap, Inc. (The)	147,981
1,571	Genesco, Inc.*	20,957
1,000	Group 1 Automotive, Inc.	44,260
4,368	Guess?, Inc.	29,571
1,166	Haverty Furniture Cos., Inc.	13,864
1,874	Hibbett Sports, Inc.*	20,492
12,121	Home Depot, Inc. (The)	2,263,113
1,293	Hudson, Ltd., Class A*	6,491
4,361	L Brands, Inc.	50,413
1,177	Lithia Motors, Inc., Class A	96,267
11,429	Lowe’s Cos., Inc.	983,465
1,427	MarineMax, Inc.*	14,869
7,372	Michaels Cos., Inc. (The)*	11,943
1,401	Monro, Inc.	61,378
1,077	Murphy U.S.A., Inc.*	90,856
1,200	National Vision Holdings, Inc.*	23,304
25,774	Office Depot, Inc.	42,269
1,043	O’Reilly Automotive, Inc.*	313,995
5,666	Party City Holdco, Inc.*	2,597
3,739	Penske Automotive Group, Inc.	104,692
1,792	Rent-A-Center, Inc.	25,339
622	RH*	62,492
6,522	Ross Stores, Inc.	567,218
5,608	Sally Beauty Holdings, Inc.*	45,313
600	Shoe Carnival, Inc.	12,462
1,393	Signet Jewelers, Ltd.	8,985
1,230	Sleep Number Corp.*	23,567
2,693	Sonic Automotive, Inc., Class A	35,763
1,606	Sportsman’s Warehouse Holdings, Inc.*	9,893
289	Tandy Leather Factory, Inc.*	1,040
848	The Buckle, Inc.	11,626
988	The Children’s Place, Inc.	19,325
2,708	Tiffany & Co.	350,686
854	Tilly’s, Inc.	3,527
22,801	TJX Cos., Inc. (The)	1,090,116
3,595	Tractor Supply Co.	303,957
1,772	Ulta Beauty, Inc.*	311,340
5,535	Urban Outfitters, Inc.*	78,818
2,949	Williams-Sonoma, Inc.	125,391
285	Winmark Corp.	36,315

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
2,204	Zumiez, Inc.*	$38,173

		9,681,725

Technology Hardware, Storage & Peripherals (4.6%):
6,315	3D Systems Corp.*	48,689
65,062	Apple, Inc.	16,544,615
728	AstroNova, Inc.	5,649
2,354	Avid Technology, Inc.*	15,842
1,874	Dell Technologies, Inc., Class C*	74,117
23,803	Hewlett Packard Enterprise Co.	231,127
21,216	HP, Inc.	368,309
5,127	NCR Corp.*	90,748
4,382	NetApp, Inc.	182,686
6,529	Pure Storage, Inc., Class A*	80,307
7,948	Seagate Technology plc	387,862
2,522	Stratasys, Ltd.*	40,226
4,585	Western Digital Corp.	190,828
7,974	Xerox Holdings Corp.	151,028

		18,412,033

Textiles, Apparel & Luxury Goods (1.0%):
5,725	Capri Holdings, Ltd.*	61,773
1,710	Carter’s, Inc.	112,398
2,553	Columbia Sportswear Co.	178,123
2,493	Crocs, Inc.*	42,356
810	Culp, Inc.	5,962
1,141	Deckers Outdoor Corp.*	152,894
3,440	Fossil Group, Inc.*^	11,318
2,480	G-III Apparel Group, Ltd.*	19,096
16,408	Hanesbrands, Inc.	129,131
795	Kontoor Brands, Inc.	15,240
2,829	Lululemon Athletica, Inc.*	536,237
1,551	Movado Group, Inc.	18,333
23,064	Nike, Inc., Class B	1,908,314
1,259	Oxford Industries, Inc.	45,651
1,797	PVH Corp.	67,639
1,477	Ralph Lauren Corp.	98,708
570	Rocky Brands, Inc.	11,030
5,498	Skechers U.S.A., Inc., Class A*	130,523
2,686	Steven Madden, Ltd.	62,396
700	Superior Group of Cos., Inc.	5,922
12,274	Tapestry, Inc.	158,948
5,109	Under Armour, Inc., Class A*	47,054
3,746	Under Armour, Inc., Class C*	30,193
1,027	Unifi, Inc.*	11,862
802	Vera Bradley, Inc.*	3,304
4,448	VF Corp.	240,548
3,237	Wolverine World Wide, Inc.	49,202

		4,154,155

Thrifts & Mortgage Finance (0.4%):
3,384	Axos Financial, Inc.*	61,352
1,591	BankFinancial Corp.	14,017
7,721	Capitol Federal Financial, Inc.	89,641
2,223	Columbia Financial, Inc.*	32,011
2,791	Dime Community Bancshares, Inc.	38,265
855	ESSA Bancorp, Inc.	11,671
3,469	Essent Group, Ltd.	91,373
403	Federal Agricultural Mortgage Corp.	22,419
408	First Capital, Inc.	24,439
2,584	First Defiance Financial Corp.	38,088
2,446	Flagstar Bancorp, Inc.	48,504
8	Greene County Bancorp, Inc.	187
155	Hingham Institution for Savings	22,473
1,670	HomeStreet, Inc.	37,124
413	IF Bancorp, Inc.	6,608
966	Impac Mortgage Holdings, Inc.*	2,347

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
5,948	Kearny Financial Corp.	$51,093
1,249	Kentucky First Federal Bancorp	7,119
750	Lake Shore Bancorp, Inc.	7,875
194	LendingTree, Inc.*	35,578
3,570	Meridian Bancorp, Inc.	40,055
2,468	Meta Financial Group, Inc.	53,605
14,868	MGIC Investment Corp.	94,412
4,623	Mr Cooper Group, Inc.*	33,887
13,097	New York Community Bancorp, Inc.	122,981
3,378	NMI Holdings, Inc., Class A*	39,219
2,984	Northfield Bancorp, Inc.	33,391
5,417	Northwest Bancshares, Inc.	62,675
3,232	Oceanfirst Financial Corp.	51,421
503	Oconee Federal Financial Corp.	9,185
6,975	Ocwen Financial Corp.*	3,488
2,417	PennyMac Financial Services, Inc.	53,440
679	Provident Financial Holdings, Inc.	10,341
3,181	Provident Financial Services, Inc.	40,908
6,456	Radian Group, Inc.	83,605
420	Riverview Bancorp, Inc.	2,104
561	Southern Missouri Bancorp, Inc.	13,615
1,764	Sterling Bancorp, Inc.	7,585
733	Territorial Bancorp, Inc.	17,995
5,381	TFS Financial Corp.	82,168
7,273	TrustCo Bank Corp NY	39,347
3,136	Washington Federal, Inc.	81,411
2,036	Waterstone Financial, Inc.	29,603
1,546	Wawlker & Dunlop, Inc.	62,257
1,498	Western New England BanCorp, Inc.	10,126
2,825	WSFS Financial Corp.	70,399

		1,791,407

Tobacco (0.7%):
34,663	Altria Group, Inc.	1,340,418
17,481	Philip Morris International, Inc.	1,275,414
1,284	Universal Corp.	56,766
6,874	Vector Group, Ltd.	64,753

		2,737,351

Trading Companies & Distributors (0.6%):
5,044	Air Lease Corp.	111,674
1,994	Applied Industrial Technologies, Inc.	91,166
2,840	Beacon Roofing Supply, Inc.*	46,974
3,066	BMC Stock Holdings, Inc.*	54,360
1,592	CAI International, Inc.*	22,511
644	DXP Enterprises, Inc.*	7,895
11,262	Fastenal Co.	351,937
876	GATX Corp.	54,803
2,334	GMS, Inc.*	36,714
1,700	H&E Equipment Services, Inc.	24,956
6,084	HD Supply Holdings, Inc.*	172,968
1,767	Herc Holdings, Inc.*	36,153
1,307	Huttig Building Products, Inc.*	915
870	Kaman Corp., Class A	33,469
5,217	MRC Global, Inc.*	22,224
2,233	MSC Industrial Direct Co., Inc., Class A	122,748
5,453	NOW, Inc.*	28,137
1,902	Rush Enterprises, Inc., Class A	60,712
1,003	SiteOne Landscape Supply, Inc.*	73,841
2,034	Systemax, Inc.	36,063
2,654	Textainer Group Holdings, Ltd.*	21,816
651	Titan Machinery, Inc.*	5,657
1,007	Transcat, Inc.*	26,686
3,334	Triton International, Ltd.	86,251
2,705	United Rentals, Inc.*	278,345
5,820	Univar Solutions, Inc.*	62,390
1,184	Veritiv Corp.*	9,306

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
1,174	W.W. Grainger, Inc.	$291,739
902	Watsco, Inc.	142,543
84	Watsco, Inc., Class B	13,128
2,155	WESCO International, Inc.*	49,242

		2,377,323

Transportation Infrastructure (0.0%†):
2,859	Macquarie Infrastructure Corp.	72,190

Water Utilities (0.2%):
1,327	American States Water Co.	108,469
2,485	American Water Works Co., Inc.	297,107
491	Artesian Resources Corp.	18,354
1,743	California Water Service Group	87,708
4,102	Essential Utilities, Inc.	166,951
979	Middlesex Water Co.	58,857
669	Pure Cycle Corp.*	7,459
1,234	SJW Group	71,288
772	York Water Co. (The)	33,551

		849,744

Wireless Telecommunication Services (0.2%):
2,055	Boingo Wireless, Inc.*	21,804
2,603	Shenandoah Telecommunications Co.	128,198
1,649	Spok Holdings, Inc.	17,628
15,850	Sprint Corp.*	136,626
4,354	Telephone & Data Systems, Inc.	72,973
5,033	T-Mobile US, Inc.*	422,268
1,695	United States Cellular Corp.*	49,647

		849,144

Total Common Stocks (Cost $383,392,269)		400,097,262

Rights (0.0%†):
Biotechnology (0.0%†):
3,743	Achillion Pharm- CVR, Expires on 1/29/21*	1,722

Chemicals (0.0%):
2,215	Schulman, Inc. CVR, Expires on 12/31/49*(a)	–

Diversified Financial Services (0.0%†):
2,411	NewStar Financial, Inc. CVR, Expires on 12/31/49*	1,738

Media (0.0%†):
9,820	Media General, Inc. CVR, Expires on 12/31/49*	928

Total Rights (Cost $4,345)		4,388
Short-Term Securities Held as Collateral for Securities on Loan (0.4%):
$1,753,238	BlackRock Liquidity FedFund, Institutional Class, 1.81%(b)(c)	1,753,238

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $1,753,238)		1,753,238

Unaffiliated Investment Companies (0.4%):
Money Markets (0.4%):
1,685,397	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.51%(c)	1,685,397

Total Unaffiliated Investment Companies (Cost $1,685,397)		1,685,397

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Unaffiliated Investment Companies, continued
Total Investment Securities (Cost $386,835,249) - 100.4%	$403,540,285
Net other assets (liabilities) - (0.4)%	(1,470,839)

Net Assets - 100.0%	$402,069,446

Percentages indicated are based on net assets as of March 31, 2020.

ADR	-	American Depository Receipt
CVR	-	Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $1,672,455.
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2020. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(c)	The rate represents the effective yield at March 31, 2020.

Amount Shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (99.8%):
Aerospace & Defense (1.3%):
1,397	AAR Corp.	$24,811
9,389	Aerojet Rocketdyne Holdings, Inc.*	392,742
2,231	AeroVironment, Inc.*	136,002
2,615	Astronics Corp.*	24,006
392	Astronics Corp., Class B*	3,567
4,078	Axon Enterprise, Inc.*	288,600
685	CPI Aerostructures, Inc.*	1,541
3,061	Cubic Corp.	126,450
766	Ducommun, Inc.*	19,035
3,376	Innovative Solutions & Support, Inc.*	10,769
9,913	Kratos Defense & Security Solutions, Inc.*	137,196
2,690	Mercury Systems, Inc.*	191,905
4,062	Moog, Inc., Class A	205,253
685	National Presto Industries, Inc.	48,505
2,564	Park Aerospace Corp., Class C	32,306
621	Triumph Group, Inc.	4,198
759	Vectrus, Inc.*	31,430

		1,678,316

Air Freight & Logistics (0.5%):
738	Air T, Inc.*	9,336
7,991	Air Transport Services Group, Inc.*	146,075
1,862	Atlas Air Worldwide Holdings, Inc.*	47,798
3,555	Echo Global Logistics, Inc.*	60,719
3,628	Forward Air Corp.	183,758
4,275	Hub Group, Inc., Class A*	194,385
5,212	Radiant Logistics, Inc.*	20,170

		662,241

Airlines (0.4%):
1,224	Alaska Air Group, Inc.	34,847
2,064	Allegiant Travel Co.	168,835
899	Copa Holdings SA, Class A	40,716
6,365	Hawaiian Holdings, Inc.	66,451
7,404	JetBlue Airways Corp.*	66,266
2,689	SkyWest, Inc.	70,425
4,325	Spirit Airlines, Inc.*	55,749

		503,289

Auto Components (1.2%):
4,726	Adient plc*	42,865
12,952	American Axle & Manufacturing Holdings, Inc.*	46,757
6,346	Cooper Tire & Rubber Co.	103,440
2,216	Cooper-Standard Holding, Inc.*	22,758
11,599	Dana, Inc.	90,588
2,148	Delphi Technologies plc*	17,291
4,102	Dorman Products, Inc.*	226,718
4,852	Fox Factory Holding Corp.*	203,784
2,583	Garrett Motion, Inc.*	7,387
4,155	Gentherm, Inc.*	130,467
10,353	Goodyear Tire & Rubber Co.	60,254
1,680	Horizon Global Corp.*	3,142
3,045	LCI Industries	203,497
7,745	Modine Manufacturing Co.*	25,171
2,866	Motorcar Parts of America, Inc.*	36,054
1,992	Shiloh Industries, Inc.*	2,490
3,244	Standard Motor Products, Inc.	134,853
3,162	Stoneridge, Inc.*	52,964
733	Strattec Security Corp.	10,607
1,139	Tenneco, Inc.*	4,100
472	Veoneer, Inc.*	3,455
3,073	Visteon Corp.*	147,443
4,313	VOXX International Corp.*	12,292

		1,588,377

Automobiles (0.3%):
9,054	Harley-Davidson, Inc.	171,392

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
1,980	Thor Industries, Inc.	$83,516
4,607	Winnebago Industries, Inc.	128,121

		383,029

Banks (11.6%):
1,584	1st Constitution Bancorp	20,988
3,659	1st Source Corp.	118,661
410	ACNB Corp.	12,300
880	Allegiance Bancshares, Inc.	21,217
1,339	American National Bankshares, Inc.	32,002
346	American River Bankshares	2,983
5,885	Ameris Bancorp	139,828
1,649	Ames National Corp.	33,722
1,809	Arrow Financial Corp.	50,417
12,433	Associated Banc-Corp.	159,018
1,465	Atlantic Capital Bancshares, Inc.*	17,390
6,923	Atlantic Union Bankshares Corp.	151,614
13	Auburn National Bancorp, Inc.	510
4,694	Banc of California, Inc.	37,552
4,614	BancFirst Corp.	153,969
8,252	Bancorp, Inc. (The)*	50,090
8,994	BancorpSouth Bank	170,166
2,653	Bank of Commerce Holdings	20,879
3,143	Bank of Hawaii Corp.	173,619
993	Bank of Marin Bancorp	29,790
3,717	Bank of Nt Butterfield & Son, Ltd. (The)	63,301
485	Bank of South Carolina Corp.	7,275
9,638	Bank OZK	160,955
6,355	BankUnited, Inc.	118,839
3,430	Banner Corp.	113,327
2,449	Bar Harbor Bankshares	42,319
1,217	Baycom Corp.*	14,665
595	BCB Bancorp, Inc.	6,337
5,143	Berkshire Hills Bancorp, Inc.	76,425
5,250	BOK Financial Corp.	223,440
9,350	Boston Private Financial Holdings, Inc.	66,853
2,206	Bridge Bancorp, Inc.	46,679
7,918	Brookline Bancorp, Inc.	89,315
1,666	Bryn Mawr Bank Corp.	47,281
3,046	Byline BanCorp, Inc.	31,587
227	C&F Financial Corp.	9,057
8,434	Cadence Bancorp	55,243
1,274	California First National Bancorp	17,199
363	Cambridge Bancorp	18,876
1,659	Camden National Corp.	52,176
2,242	Capital City Bank Group, Inc.	45,109
1,218	Carolina Financial Corp.	31,510
7,289	Cathay General Bancorp	167,283
1,646	CBTX, Inc.	29,249
11,385	CenterState Bank Corp.	196,164
2,313	Central Pacific Financial Corp.	36,777
1,141	Central Valley Community Bancorp	14,879
511	Century Bancorp, Inc.	31,805
668	Chemung Financial Corp.	22,031
6,348	CIT Group, Inc.	109,566
2,009	Citizens & Northern Corp.	40,180
718	Citizens Holding Co.	14,446
1,550	City Holding Co.	103,122
822	Civista Bancshares, Inc.	12,297
2,165	CNB Financial Corp.	40,854
85	Codorus Valley Bancorp, Inc.	1,369
56	Colony Bankcorp, Inc.	700
6,244	Columbia Banking System, Inc.	167,339
4,733	Community Bank System, Inc.	278,299
3,296	Community Bankers Trust Corp.	15,986

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,343	Community Trust Bancorp, Inc.	$42,694
525	Community West Bancshares	3,197
4,180	ConnectOne Bancorp, Inc.	56,179
4,654	Cullen/Frost Bankers, Inc.	259,646
4,048	Customers Bancorp, Inc.*	44,245
12,339	CVB Financial Corp.	247,396
609	Eagle Bancorp Montana, Inc.	9,872
4,678	Eagle Bancorp, Inc.	141,322
399	East West Bancorp, Inc.	10,270
2,149	Enterprise Financial Services Corp.	59,979
924	Equity Bancshares, Inc.*	15,939
534	Evans Bancorp, Inc.	12,982
22,062	F.N.B. Corp.	162,597
2,582	Farmers National Banc Corp.	30,029
242	Fauquier Bankshares, Inc.	3,267
1,412	FB Financial Corp.	27,845
1,909	Financial Institutions, Inc.	34,629
17,999	First Bancorp	95,754
2,793	First Bancorp	64,462
2,165	First Bancorp, Inc.	47,630
965	First Bancshares, Inc. (The)	18,403
5,271	First Busey Corp.	90,187
940	First Business Financial Services, Inc.	14,570
728	First Citizens BancShares, Inc., Class A	242,328
8,905	First Commonwealth Financial Corp.	81,392
2,206	First Community Bankshares	51,400
8,559	First Financial Bancorp	127,615
9,472	First Financial Bankshares, Inc.	254,227
1,112	First Financial Corp.	37,497
1,717	First Financial Northwest, Inc.	17,239
4,294	First Foundation, Inc.	43,885
9,994	First Hawaiian, Inc.	165,201
5,864	First Horizon National Corp.	47,264
402	First Internet BanCorp	6,601
3,985	First Interstate BancSystem, Class A	114,927
5,355	First Merchants Corp.	141,854
320	First Mid Bancshares, Inc.	7,597
10,291	First Midwest Bancorp, Inc.	136,201
2,907	First of Long Island Corp. (The)	50,436
28	First Savings Financial Group	1,091
234	First United Corp.	3,344
908	First US Bancshares, Inc.	5,575
2,675	Flushing Financial Corp.	35,738
601	Franklin Financial Network, Inc.	12,254
14,221	Fulton Financial Corp.	163,399
2,820	German American Bancorp, Inc.	77,409
8,403	Glacier Bancorp, Inc.	285,743
1,438	Great Southern Bancorp, Inc.	58,095
4,715	Great Western Bancorp, Inc.	96,563
5,990	Hancock Whitney Corp.	116,925
4,153	Hanmi Financial Corp.	45,060
3,865	HarborOne BanCorp, Inc.*	29,103
41	Hawthorn Bancshares, Inc.	752
3,598	Heartland Financial USA, Inc.	108,660
3,957	Heritage Financial Corp.	79,140
5,806	Hertiage Commerce Corp.	44,532
15,083	Hilltop Holdings, Inc.	228,054
12,941	Home Bancshares, Inc.	155,163
2,418	Hometrust Bancshares, Inc.	38,495
11,800	Hope BanCorp, Inc.	96,996
4,456	Horizon Bancorp	43,936
2,493	IBERIABANK Corp.	90,147
3,106	Independent Bank Corp.	199,933
4,315	Independent Bank Group, Inc.	102,179

Shares		Fair Value
Common Stocks, continued
Banks, continued
5,720	International Bancshares Corp.	$153,754
18,070	Investors Bancorp, Inc.	144,379
5,191	Lakeland Bancorp, Inc.	56,115
3,599	Lakeland Financial Corp.	132,263
862	Landmark Bancorp, Inc.	17,585
1,512	LCNB Corp.	19,051
1,000	Limestone Bancorp, Inc.*	11,140
3,831	Live Oak Bancshares, Inc.	47,773
5,225	Macatawa Bank Corp.	37,202
1,048	Mackinac Financial Corp.	10,952
2,059	Mercantile Bank Corp.	43,589
2,051	Midland States BanCorp, Inc.	35,872
1,441	MidWestone Financial Group, Inc.	30,175
892	MutualFirst Financial, Inc.	25,154
2,875	National Bank Holdings Corp.	68,713
1,069	National Bankshares, Inc.	34,101
3,739	NBT Bancorp, Inc.	121,106
744	Nicolet Bankshares, Inc.*	40,608
1,136	Northeast Bank	13,246
657	Northrim Bancorp, Inc.	17,739
609	Norwood Financial Corp.	16,260
5,216	OFG Bancorp	58,315
183	Ohio Valley Banc Corp.	5,486
15,718	Old National Bancorp	207,320
1,004	Old Point Financial Corp.	15,180
3,314	Old Second Bancorp, Inc.	22,900
3,052	Opus Bank	52,891
1,182	Origin Bancorp, Inc.	23,936
1,765	Orrstown Financial Services, Inc.	24,304
1,718	Pacific Mercantile Bancorp*	8,092
4,430	Pacific Premier Bancorp, Inc.	83,461
7,685	PacWest Bancorp	137,715
1,562	Park National Corp.	121,274
1,636	Parke Bancorp, Inc.	22,070
2,284	Peapack-Gladstone Financial Corp.	40,998
1,452	Penns Woods Bancorp, Inc.	35,284
434	Peoples Bancorp of NC	8,836
2,394	Peoples Bancorp, Inc.	53,027
1,452	People’s Utah BanCorp	28,125
5,765	Pinnacle Financial Partners, Inc.	216,418
1,146	Popular, Inc.	40,110
2,285	Preferred Bank Los Angeles	77,279
1,193	Premier Financial Bancorp, Inc.	14,793
1,118	QCR Holdings, Inc.	30,264
351	Rbb BanCorp	4,816
5,547	Renasant Co.	121,146
1,882	Republic Bancorp, Inc., Class A	62,162
6,466	Republic First Bancorp, Inc.*	14,161
3,577	S & T Bancorp, Inc.	97,724
320	Salisbury Bancorp, Inc.	9,920
3,392	Sandy Spring Bancorp, Inc.	76,795
552	SB Financial Group, Inc.	6,138
625	SB One BanCorp	10,625
4,737	Seacoast Banking Corp of Florida*	86,734
1,252	Select Bancorp, Inc.*	9,553
3,948	ServisFirst Bancshares, Inc.	115,755
2,325	Shore Bancshares, Inc.	25,226
2,333	Sierra Bancorp	41,014
9,879	Simmons First National Corp., Class A	181,774
3,008	South State Corp.	176,660
562	Southern First Bancshares, Inc.*	15,944
2,309	Southern National Bancorp	22,721
3,194	Southside Bancshares, Inc.	97,066
88	Southwest Georgia Financial Corp.	1,607
1,629	Spirit of Texas Bancshares, Inc.*	16,844

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
14,801	Sterling Bancorp	$154,670
2,857	Stock Yards Bancorp, Inc.	82,653
682	Summit Financial Group, Inc.	14,465
1,203	Summit State Bank	9,612
9,356	Synovus Financial Corp.	164,291
8,055	TCF Financial Corp.	182,526
2,882	Texas Capital Bancshares, Inc.*	63,894
1,588	Tompkins Financial Corp.	114,018
7,005	TowneBank	126,720
2,468	TriCo Bancshares	73,596
3,463	Tristate Capital Holdings, Inc.*	33,487
1,894	Triumph BanCorp, Inc.*	49,244
5,987	Trustmark Corp.	139,497
3,869	UMB Financial Corp.	179,444
16,834	Umpqua Holdings Corp.	183,491
249	Union Bankshares, Inc.	5,603
450	United Bancshares, Inc.	7,313
6,742	United Bankshares, Inc.	155,605
5,829	United Community Banks, Inc.	106,729
916	United Security Bancshares	5,862
42	Unity Bancorp, Inc.	491
2,868	Univest Financial Corp.	46,806
31,471	Valley National Bancorp	230,052
2,264	Veritex Holdings, Inc.	31,628
2,567	Washington Trust Bancorp	93,850
5,822	Webster Financial Corp.	133,324
127	Wellesley Bank	3,745
5,674	WesBanco, Inc.	134,474
2,380	West Bancorp	38,913
3,422	Westamerica Bancorp	201,145
5,807	Western Alliance Bancorp	177,752
3,888	Wintrust Financial Corp.	127,760

		15,825,773

Beverages (0.4%):
547	Boston Beer Co., Inc. (The), Class A*	201,055
911	Coca-Cola Consolidated, Inc.	189,971
1,920	Craft Brewers Alliance, Inc.*	28,608
2,640	MGP Ingredients, Inc.	70,990
634	National Beverage Corp.*^	27,040
985	Willamette Valley Vineyards, Inc.*	4,728

		522,392

Biotechnology (2.8%):
838	Abeona Therapeutics, Inc.*	1,760
1,733	AC Immune SA*	11,975
4,449	Acorda Therapeutics, Inc.*^	4,149
10,022	Aduro Biotech, Inc.*	27,460
3,308	Adverum Biotechnologies, Inc.*	32,319
1,728	Agios Pharmaceuticals, Inc.*	61,309
5,784	Akebia Therapeutics, Inc.*	43,843
473	Albireo Pharma, Inc.*	7,743
10,706	Alkermes plc*	154,380
1,397	AMAG Pharmaceuticals, Inc.*	8,633
6,621	Amicus Therapeutics, Inc.*	61,178
1,449	AnaptysBio, Inc.*	20,474
1,103	Applied Genetic Technologies Corp.*	3,618
1,800	Arcus Biosciences, Inc.*	24,984
6,613	Ardelyx, Inc.*	37,595
1,538	Arena Pharmaceuticals, Inc.*	64,596
6,905	Arrowhead Pharmaceuticals, Inc.*	198,657
4,292	Atara Biotherapeutics, Inc.*	36,525
1,663	Avrobio, Inc.*	25,876
1,280	Biospecifics Technologies Corp.*	72,410
926	Bluebird Bio, Inc.*	42,559
4,360	Calithera Biosciences, Inc.*	19,358
1,371	Caredx, Inc.*	29,929
1,053	Catalyst Biosciences, Inc.*	4,602

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
2,202	ChemoCentryx, Inc.*	$88,476
10,291	Chimerix, Inc.*	14,819
3,561	Concert Pharmaceuticals, Inc.*	31,479
1,246	CRISPR Therapeutics AG*	52,843
992	Cytomx Therapeutics, Inc.*	7,609
4,475	Denali Therapeutics, Inc.*	78,357
1,115	Eagle Pharmaceuticals, Inc.*	51,290
3,763	Emergent Biosolutions, Inc.*	217,728
1,896	Enanta Pharmaceuticals, Inc.*	97,511
5,981	Fibrogen, Inc.*	207,840
2,224	Five Prime Therapeutics, Inc.*	5,048
1,520	G1 Therapeutics, Inc.*	16,750
1,199	Global Blood Therapeutics, Inc.*	61,257
1,738	Glycomimetics Industries*	3,963
1,300	Gritstone Oncology, Inc.*	7,566
592	ImmuCell Corp.*^	2,244
2,155	Intellia Therapeutics, Inc.*^	26,356
1,176	Iovance Biotherapeutics, Inc.*	35,204
9,256	Ironwood Pharmaceuticals, Inc.*	93,393
4,709	IVERIC Bio, Inc.*	16,199
3,800	Jounce Therapeutics, Inc.*	18,050
2,769	Kindred Biosciences, Inc.*	11,076
1,305	Kiniksa Pharmaceuticals, Ltd., Class A*	20,201
2,093	Kura Oncology, Inc.*	20,825
1,114	Ligand Pharmaceuticals, Inc., Class B*	81,010
4,848	Macrogenics, Inc.*	28,215
1,039	Madrigal Pharmaceuticals, Inc.*	69,364
2,522	Magenta Therapeutics, Inc.*	15,838
900	MediciNova, Inc.*	3,348
3,251	Mersana Therapeutics, Inc.*	18,953
1,300	Minerva Neurosciences, Inc.*	7,826
514	Momenta Pharmaceuticals, Inc.*	13,981
7,069	Myriad Genetics, Inc.*	101,157
687	ObsEva SA*	1,656
19,735	OPKO Health, Inc.*^	26,445
14,857	PDL BioPharma, Inc.*	41,897
1,429	Pfenex, Inc.*	12,604
4,400	Progenics Pharmaceuticals, Inc.*	16,720
2,626	Prothena Corp. plc*	28,098
580	PTC Therapeutics, Inc.*	25,874
969	REGENXBIO, Inc.*	31,376
1,434	Repligen Corp.*	138,438
3,247	Retrophin, Inc.*	47,374
506	Rhythm Pharmaceuticals, Inc.*	7,701
1,925	Rigel Pharmaceuticals, Inc.*	3,003
2,562	Rocket Pharmaceuticals, Inc.*	35,740
2,027	Sage Therapeutics, Inc.*	58,215
2,359	Sangamo Therapeutics, Inc.*	15,027
6,556	Spectrum Pharmaceuticals, Inc.*	15,275
1,000	Syndax Pharmaceuticals, Inc.*	10,970
905	Syros Pharmaceuticals, Inc.*	5,367
3,899	Translate Bio, Inc.*	38,873
3,929	Ultragenyx Pharmaceutical, Inc.*	174,565
3,378	United Therapeutics Corp.*	320,320
3,525	Vanda Pharmaceuticals, Inc.*	36,519
3,262	Vericel Corp.*	29,913
3,193	Voyager Therapeutics, Inc.*	29,216
3,844	Xencor, Inc.*	114,859

		3,787,753

Building Products (1.7%):
5,984	AAON, Inc.	289,147
4,290	Advanced Drainage Systems, Inc.	126,298
2,165	American Woodmark Corp.*	98,659
3,577	Apogee Enterprises, Inc.	74,473

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products, continued
3,226	Armstrong Flooring, Inc.*	$4,613
3,236	Armstrong World Industries, Inc.	257,003
14,981	Builders FirstSource, Inc.*	183,218
308	Continental Materials Corp.*	2,772
3,446	Cornerstone Building Brands, Inc.*	15,714
815	Csw Industrials, Inc.	52,853
1,117	Gibraltar Industries, Inc.*	47,942
2,794	Insteel Industries, Inc.	37,021
2,330	Jeld-Wen Holding, Inc.*	22,671
2,113	Owens Corning	82,006
3,005	Patrick Industries, Inc.	84,621
7,162	PGT Innovations, Inc.*	60,089
4,793	Quanex Building Products Corp.	48,313
3,705	Resideo Technologies, Inc.*	17,932
5,332	Simpson Manufacturing Co., Inc.	330,477
4,263	Trex Co., Inc.*	341,636
2,113	Universal Forest Products, Inc.	78,582

		2,256,040

Capital Markets (2.3%):
3,660	Affiliated Managers Group, Inc.	216,452
4,154	Artisan Partners Asset Management, Inc., Class A	89,269
576	Associated Capital Group, Inc., Class A	17,626
20,760	BGC Partners, Inc., Class A	52,315
1,300	Blucora, Inc.*	15,665
5,851	Brightsphere Investment Group, Inc.	37,388
6,103	Cohen & Steers, Inc.	277,382
473	Diamond Hill Investment Group	42,684
2,638	Donnelley Financial Solutions, Inc.*	13,902
6,265	Eaton Vance Corp.	202,046
7,007	Federated Investors, Inc., Class B	133,483
8,015	Gain Capital Holdings, Inc.^	44,724
1,776	GAMCO Investors, Inc., Class A	19,518
3,795	Greenhill & Co., Inc.	37,343
1,753	Hamilton Lane, Inc.	96,958
211	Hennessy Advisors, Inc.	1,545
2,974	Houlihan Lokey, Inc.	155,005
5,220	Interactive Brokers Group, Inc., Class A	225,348
2,101	INTL FCStone, Inc.*	76,182
14,214	Janus Henderson Group plc	217,758
7,972	Lazard, Ltd., Class A	187,820
3,606	Legg Mason, Inc.	176,153
2,775	Manning & Napier, Inc.	3,469
4,442	Moelis & Co., Class A	124,820
1,741	Oppenheimer Holdings, Class A	34,402
284	Piper Jaffray Cos., Inc.	14,362
1,718	PJT Partners, Inc.	74,544
2,624	Pzena Investment Management, Inc.	11,703
3,824	Safeguard Scientifics, Inc.	21,223
1,619	Silvercrest Asset Management Group, Inc., Class A	15,316
5,350	Stifel Financial Corp.	220,848
207	Value Line, Inc.	6,696
7,929	Virtu Financial, Inc., Class A	165,082
693	Virtus Investment Partners, Inc.	52,744
1,478	Westwood Holdings, Inc.	27,062
14,884	WisdomTree Investments, Inc.	34,680

		3,143,517

Chemicals (3.0%):
1,064	Advanced Emmissions Solutions^	6,990
3,852	AdvanSix, Inc.*	36,748
1,429	Agrofresh Solutions, Inc.*	2,344
4,305	American Vanguard Corp.	62,250
4,098	Ashland Global Holdings, Inc.	205,187

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
14,853	Axalta Coating Systems, Ltd.*	$256,511
3,963	Balchem Corp.	391,227
4,362	Cabot Corp.	113,935
1,192	Chase Corp.	98,090
9,570	Chemours Co. (The)	84,886
1,403	Core Molding Technologies, Inc.*	2,161
18,384	Element Solutions, Inc.*	153,690
4,923	Ferro Corp.*	46,079
2,318	Flotek Industries, Inc.*	2,063
4,677	Futurefuel Corp.	52,710
4,477	GCP Applied Technologies, Inc.*	79,691
5,688	H.B. Fuller Co.	158,866
1,335	Hawkins, Inc.	47,526
15,712	Huntsman Corp.	226,724
2,407	Ingevity Corp.*	84,726
3,040	Innospec, Inc.	211,250
14,475	Intrepid Potash, Inc.*	11,580
1,147	Koppers Holdings, Inc.*	14,188
4,651	Kraton Corp.*	37,673
6,883	Kronos Worldwide, Inc.	58,093
10,519	Livent Corp.*	55,225
4,373	LSB Industries, Inc.*	9,183
4,709	Minerals Technologies, Inc.	170,748
1,786	Northern Technologies International Corp.	13,216
11,486	Olin Corp.	134,042
6,607	Omnova Solutions, Inc.*	66,995
3,797	PolyOne Corp.	72,029
8,061	PQ Group Holdings, Inc.*	87,865
5,893	Rayonier Advanced Materials, Inc.	6,247
2,468	Sensient Technologies Corp.	107,383
2,776	Stepan Co.	245,565
3,421	Trecora Resources*	20,355
2,589	Tredegar Corp.	40,466
2,135	Trinseo SA	38,665
10,917	Tronox Holdings plc, Class A	54,367
12,811	Valvoline, Inc.	167,696
8,372	Venator Materials plc*	14,400
4,535	W.R. Grace & Co.	161,446
2,902	Westlake Chemical Corp.	110,769

		4,021,850

Commercial Services & Supplies (2.9%):
6,854	ABM Industries, Inc.	166,963
11,413	ACCO Brands Corp.	57,636
675	Acme United Corp.	13,682
462	Advanced Disposal Services, Inc.*	15,154
1,580	AMREP Corp.*	7,584
8,754	ARC Document Solutions, Inc.	7,091
6,288	Brady Corp., Class A	283,777
3,182	BrightView Holdings, Inc.*	35,193
4,155	Brink’s Co. (The)	216,268
5,871	Casella Waste Systems, Inc.*	229,321
5,965	CECO Environmental Corp.*	27,857
2,582	Cimpress plc*	137,362
5,239	Civeo Corp.*	2,158
2,332	Clean Harbors, Inc.*	119,725
325	CompX International, Inc.	4,940
17,319	Covanta Holding Corp.	148,077
1,356	Deluxe Corp.	35,161
2,494	Ennis, Inc.	46,837
3,351	Healthcare Services Group, Inc.	80,122
7,474	Herman Miller, Inc.	165,923
5,553	HNI Corp.	139,880
8,025	Interface, Inc.	60,669
5,879	Kimball International, Inc., Class B	70,019
6,368	Knoll, Inc.	65,718

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
3,344	Matthews International Corp., Class A	$80,891
3,057	McGrath Rentcorp	160,126
5,478	Mobile Mini, Inc.	143,688
2,856	MSA Safety, Inc.	289,027
2,566	NL Industries, Inc.	7,647
2,198	Perma-Fix Environmental Services, Inc.*	11,452
3,566	PICO Holdings, Inc.*	27,743
12,465	Pitney Bowes, Inc.	25,429
5,379	Quad Graphics, Inc.	13,555
8,004	RR Donnelley & Sons Co.	7,672
3,028	SP Plus Corp.*	62,831
11,600	Steelcase, Inc., Class A	114,492
902	Stericycle, Inc.*	43,819
4,115	Team, Inc.*	26,748
4,145	Tetra Tech, Inc.	292,720
1,723	UniFirst Corp.	260,328
3,000	US Ecology, Inc.	91,200
3,364	Virco Manufacturing Co.*	7,064
1,477	Vse Corp.	24,208

		3,827,757

Communications Equipment (0.9%):
620	Acacia Communications, Inc.*	41,652
5,938	ADTRAN, Inc.	45,604
1,444	Applied Optoelectronics, Inc.*	10,960
900	BK Technologies Corp.	1,494
4,095	CalAmp Corp.*	18,428
7,919	Calix, Inc.*	56,067
3,508	Casa Systems, Inc.*	12,278
980	Clearfield, Inc.*	11,613
3,616	ClearOne, Inc.*	6,075
1,300	CommScope Holding Co., Inc.*	11,843
316	Communications Systems, Inc.	1,409
2,902	Comtech Telecommunications Corp.	38,568
2,559	Digi International, Inc.*	24,413
3,591	EchoStar Corp., Class A*	114,804
6,028	EMCORE Corp.*	13,503
5,946	Extreme Networks, Inc.*	18,373
10,260	Harmonic, Inc.*	59,098
11,610	Infinera Corp.*	61,533
2,874	InterDigital, Inc.	128,267
3,225	KVH Industries, Inc.*	30,412
2,336	NETGEAR, Inc.*	53,354
7,359	NetScout Systems, Inc.*	174,187
2,391	Network-1 Technologies, Inc.	5,212
131	Optical Cable Corp.*	314
300	Plantronics, Inc.	3,018
7,260	Ribbon Communications, Inc.*	21,998
3,617	ViaSat, Inc.*	129,923
14,754	Viavi Solutions, Inc.*	165,391

		1,259,791

Construction & Engineering (1.1%):
524	Aegion Corp.*	9,395
3,475	Ameresco, Inc., Class A*	59,179
3,991	Arcosa, Inc.	158,602
1,405	Argan, Inc.	48,571
4,717	Comfort Systems USA, Inc.	172,406
4,203	Dycom Industries, Inc.*	107,807
1,499	EMCOR Group, Inc.	91,919
4,959	Granite Construction, Inc.^	75,278
4,498	Great Lakes Dredge & Dock Co.*	37,333
1,979	IES Holdings, Inc.*	34,929
2,864	MasTec, Inc.*	93,739
2,719	MYR Group, Inc.*	71,211
1,479	Northwest Pipe Co.*	32,908

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
1,180	NV5 Global, Inc.*	$48,722
5,203	Orion Group Holdings, Inc.*	13,528
1,563	Primoris Services Corp.	24,852
2,143	Quanta Services, Inc.	67,997
3,151	Sterling Construction Co., Inc.*	29,935
4,317	The Goldfield Corp.*	12,260
1,290	Tutor Perini Corp.*	8,669
2,416	Valmont Industries, Inc.	256,048
2,770	WillScot Corp.*	28,060

		1,483,348

Construction Materials (0.2%):
1,180	Eagle Materials, Inc., Class A	68,935
1,261	Forterra, Inc.*	7,541
4,132	Summit Materials, Inc., Class A*	61,980
2,142	U.S. Concrete, Inc.*	38,856
720	U.S. Lime & Minerals, Inc.	53,172

		230,484

Consumer Finance (1.1%):
195	Asta Funding, Inc.*	1,619
2,191	Atlanticus Holdings Corp.*	21,735
5,088	Consumer Portfolio Services, Inc.*	6,920
3,041	Curo Group Holdings Corp.	16,117
3,868	Encore Capital Group, Inc.*	90,434
5,261	Enova International, Inc.*	76,232
8,075	EZCORP, Inc., Class A*	33,673
5,168	Firstcash, Inc.	370,751
3,912	Green Dot Corp., Class A*	99,326
5,920	LendingClub Corp.*	46,472
14,462	Navient Corp.	109,622
2,595	Nelnet, Inc., Class A	117,839
1,556	Nicholas Financial, Inc.*	9,087
2,217	Onemain Holdings, Inc.	42,389
3,824	PRA Group, Inc.*	106,001
1,376	Regional Mgmt Corp.*	18,796
1,031	Santander Consumer USA Holdings, Inc.	14,341
31,926	SLM Corp.	229,548
638	World Acceptance Corp.*^	34,841

		1,445,743

Containers & Packaging (0.7%):
16,926	Graphic Packaging Holding Co.	206,497
3,300	Greif, Inc., Class A	102,597
1,290	Greif, Inc., Class B	51,677
5,009	Myers Industries, Inc.	53,847
7,172	O-I Glass, Inc.	50,993
9,276	Sealed Air Corp.	229,210
4,885	Silgan Holdings, Inc.	141,763
1,332	UFP Technologies, Inc.*	50,736

		887,320

Distributors (0.1%):
12	AMCON Distributing Co.	756
4,993	Core Markt Holdngs Co., Inc.	142,650
1,626	Educational Development Corp.	7,561
1,655	Weyco Group, Inc.	33,381

		184,348

Diversified Consumer Services (1.2%):
4,739	Adtalem Global Education, Inc.*	126,958
2,153	American Public Education, Inc.*	51,521
2,338	Carriage Services, Inc.	37,759
1,667	Collectors Universe, Inc.	26,122
5,801	Frontdoor, Inc.*	201,759
318	Graham Holdings Co., Class B	108,492
3,138	Grand Canyon Education, Inc.*	239,382
14,560	H&R Block, Inc.	205,005
11,941	Houghton Mifflin Harcourt Co.*	22,449

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services, continued
3,468	K12, Inc.*	$65,406
3,822	Laureate Education, Inc.*	40,169
8,806	Perdoceo Education Corp.*	95,017
2,561	Regis Corp.*	15,136
3,215	ServiceMaster Global Holdings, Inc.*	86,805
1,432	Strategic Education, Inc.	200,136
5,156	Universal Technical Institute, Inc.*	30,678
2,647	WW International, Inc.*	44,761
3,362	Zovio, Inc.*	5,547

		1,603,102

Diversified Financial Services (0.1%):
2,518	Cannae Holdings, Inc.*	84,328
1,617	Marlin Business Services, Inc.	18,062
3,296	On Deck Capital, Inc.*	5,076

		107,466

Diversified Telecommunication Services (0.9%):
1,146	Anterix, Inc.*	52,338
1,599	ATN International, Inc.	93,877
8,538	Cincinnati Bell, Inc.*	124,996
5,915	Cogent Communications Holdings, Inc.	484,853
5,491	Consolidated Communications Holdings, Inc.	24,984
4,115	IDT Corp.*	22,303
6,073	Intelsat S.A.*^	9,292
13,452	Iridium Communications, Inc.*	300,383
8,713	Orbcomm, Inc.*	21,260
16,913	Vonage Holdings Corp.*	122,281

		1,256,567

Electric Utilities (1.1%):
3,264	ALLETE, Inc.	198,060
3,353	El Paso Electric Co.	227,870
3,043	Genie Energy, Ltd., Class B	21,849
3,562	Hawaiian Electric Industries, Inc.	153,344
3,985	MGE Energy, Inc.	260,897
4,865	Otter Tail Corp.	216,298
6,951	PNM Resources, Inc.	264,137
2,371	Portland General Electric Co.	113,666
2,565	Spark Energy, Inc.	16,083

		1,472,204

Electrical Equipment (1.3%):
1,042	Acuity Brands, Inc.	89,258
1,259	Allied Motion Technologies, Inc.	29,838
3,364	American Superconductor Corp.*	18,435
634	Atkore International Group, Inc.*	13,358
2,918	AZZ, Inc.	82,054
2,210	Encore Wire Corp.	92,798
5,188	EnerSys	256,910
5,430	Enphase Energy, Inc.*	175,335
411	Espey Manufacturing & Electronics Corp.	7,453
1,201	Generac Holdings, Inc.*	111,897
13,581	GrafTech International, Ltd.^	110,278
4,534	LSI Industries, Inc.	17,139
12,193	nVent Electric plc	205,695
53	Pioneer Power Solutions, Inc.	82
569	Powell Industries, Inc.	14,606
864	Preformed Line Products Co.	43,053
3,194	Regal-Beloit Corp.	201,062
2,588	Sensata Technologies Holding plc*	74,871
75	Servotronics, Inc.	509
3,134	Sunrun, Inc.*	31,653
3,714	Thermon Group Holdings, Inc.*	55,970
3,104	Ultralife Corp.*	16,141
1,934	Vicor Corp.*	86,140

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
1,545	Vivint Solar, Inc.*	$6,752

		1,741,287

Electronic Equipment, Instruments & Components (4.0%):
2,011	ADDvantage Technologies Group, Inc.*	4,424
3,997	Anixter International, Inc.*	351,215
6,544	Arlo Technologies, Inc.*	15,902
2,891	Arrow Electronics, Inc.*	149,956
4,301	Avnet, Inc.	107,955
3,861	Badger Meter, Inc.	206,950
254	Bel Fuse, Inc., Class A	1,778
1,595	Bel Fuse, Inc., Class B	15,535
3,457	Belden, Inc.	124,729
896	Benchmark Electronics, Inc.	17,911
1,548	Coherent, Inc.*	164,723
1,111	CTS Corp.	27,653
6,442	Daktronics, Inc.	31,759
1,365	Data I/O Corp.*	3,836
3,958	Fabrinet*	215,949
1,553	FARO Technologies, Inc.*	69,109
5,586	Fitbit, Inc., Class A*	37,203
35,076	Flex, Ltd.*	293,762
640	Frequency Electronics, Inc.*	5,850
646	IEC Electronics Corp.*	3,837
2,502	Insight Enterprises, Inc.*	105,409
3,899	Itron, Inc.*	217,681
9,746	Jabil, Inc.	239,557
8,386	KEMET Corp.	202,606
2,556	Kimball Electronics, Inc.*	27,912
7,778	Knowles Corp.*	104,070
1,566	Littlelfuse, Inc.	208,936
364	Mesa Labs, Inc.	82,297
4,775	Methode Electronics, Inc., Class A	126,203
2,201	MTS Systems Corp.	49,523
2,608	Napco Security Technologies, Inc.*	39,563
8,379	National Instruments Corp.	277,177
3,817	Novanta, Inc.*	304,902
2,432	OSI Systems, Inc.*	167,613
1,564	PAR Technology Corp.*	20,113
1,667	PC Connection, Inc.	68,697
1,875	Perceptron, Inc.*	5,400
3,488	Plexus Corp.*	190,305
1,727	RF Industries, Ltd.	6,856
1,768	Rogers Corp.*	166,935
8,103	Sanmina Corp.*	221,050
2,536	ScanSource, Inc.*	54,245
2,601	SYNNEX Corp.	190,133
1,738	Tech Data Corp.*	227,417
12,240	TTM Technologies, Inc.*	126,562
9,022	Vishay Intertechnology, Inc.	130,007
989	Wayside Technology Group, Inc.	12,649
3,952	Wireless Telecom Group, Inc.*	3,754

		5,427,608

Energy Equipment & Services (0.7%):
3,788	Apergy Corp.*	21,781
7,188	Archrock, Inc.	27,027
3,231	Aspen Aerogels, Inc.*	19,838
2,978	Cactus, Inc., Class A	34,545
3,563	Core Laboratories NV	36,841
1,457	Dawson Geophysical Co.*	1,417
4,461	Diamond Offshore Drilling, Inc.*	8,164
3,587	Dril-Quip, Inc.*	109,403
3,837	Era Group, Inc.*	20,451
4,307	Exterran Corp.*	20,674
12,451	Forum Energy Technologies, Inc.*	2,208

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
16,167	Frank’s International NV*	$41,873
2,906	FTS International, Inc.*	648
1,260	Geospace Technologies Corp.*	8,064
2,641	Gulf Island Fabrication, Inc.*	7,923
7,520	Helix Energy Solutions Group, Inc.*	12,333
5,207	Helmerich & Payne, Inc.	81,489
749	Ion Geophysical*	951
2,658	KLX Energy Services Holdings, Inc.*	1,861
595	Mammoth Energy Services, Inc.	446
4,480	Matrix Service Co.*	42,426
24,731	Nabors Industries, Ltd.	9,648
17,614	National Oilwell Varco, Inc.	173,145
2,316	Natural Gas Services Group*	10,329
11,883	Newpark Resources, Inc.*	10,659
6,877	NexTier Oilfield Solutions, Inc.*	8,046
885	Nine Energy Service, Inc.*	715
18,346	Noble Corp. plc*	4,770
10,150	Oceaneering International, Inc.*	29,841
3,039	Oil States International, Inc.*	6,169
14,429	Patterson-UTI Energy, Inc.	33,908
2,252	Propetro Holding Corp.*	5,630
1,757	Rignet, Inc.*	3,163
4,432	RPC, Inc.	9,130
2,028	SEACOR Holdings, Inc.*	54,675
1,598	SEACOR Marine Holdings, Inc.*	6,999
1,229	Select Energy Services, Inc.*	3,970
1,537	Solaris Oilfield Infrastructure, Inc.	8,069
5,480	TETRA Technologies, Inc.*	1,754
1,075	Tidewater, Inc.*	7,611
20,620	Transocean, Ltd.*	23,919
5,730	U.S. Silica Holdings, Inc.	10,314
16,905	Valaris plc*	7,609

		930,436

Entertainment (0.2%):
3,922	AMC Entertainment Holdings, Inc., Class A	12,394
2,527	Ballantyne Strong, Inc.*	4,321
4,904	Cinemark Holdings, Inc.	49,972
2,242	Eros International plc*^	3,699
4,000	Glu Mobile, Inc.*	25,160
2,533	Imax Corp.*	22,924
783	Liberty Braves Group, Class A*	15,269
1,784	Liberty Braves Group, Class C*	34,003
7,207	Lions Gate Entertainment Corp., Class A*^	43,818
5,341	Lions Gate Entertainment Corp., Class B*	29,803
870	Marcus Corp.	10,718
2,715	Reading International, Inc., Class A*	10,561
700	Rosetta Stone, Inc.*	9,814
951	World Wrestling Entertainment, Inc., Class A^	32,267

		304,723

Food & Staples Retailing (0.9%):
9,326	BJ’s Wholesale Club Holdings, Inc.*	237,532
1,910	Ingles Markets, Inc., Class A	69,066
4,259	Natural Grocers by Vitamin Cottage, Inc.	36,244
4,226	Performance Food Group Co.*	104,467
3,874	PriceSmart, Inc.	203,579
305	Rite Aid Corp.*	4,575
2,176	SpartanNash Co.	31,160
6,074	Sprouts Farmers Market, Inc.*	112,916
2,872	The Andersons, Inc.	53,850
3,260	The Chefs’ Warehouse, Inc.*	32,828
3,444	United Natural Foods, Inc.*	31,616

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
8,305	US Foods Holding Corp.*	$147,082
1,832	Village Super Market, Inc., Class A	45,031
2,676	Weis Markets, Inc.	111,482

		1,221,428

Food Products (2.0%):
444	Alico, Inc.	13,782
8,875	B&G Foods, Inc.^	160,549
2,290	Calavo Growers, Inc.	132,110
3,684	Cal-Maine Foods, Inc.	162,022
1,318	Coffee Holding Co., Inc.*	3,071
12,764	Darling Ingredients, Inc.*	244,686
13,942	Dean Foods Co.*	1,464
2,411	Farmer Brothers Co.*	16,781
3,522	Flowers Foods, Inc.	72,271
1,800	Fresh Del Monte Produce, Inc.	49,698
300	Freshpet, Inc.*	19,161
7,073	Hain Celestial Group, Inc. (The)*	183,686
4,577	Hostess Brands, Inc.*	48,791
1,810	J & J Snack Foods Corp.	219,010
760	John B Sanfilippo And Son, Inc.	67,944
1,919	Lancaster Colony Corp.	277,563
2,754	Landec Corp.*	23,932
2,175	Limoneira Co.	28,493
1,220	Rocky Mountain Chocolate Factory, Inc.	5,856
2,015	Sanderson Farms, Inc.	248,489
46	Seaboard Corp.	129,389
927	Seneca Foods Corp., Class A*	36,876
12	Seneca Foods Corp., Class B*	432
7,429	Simply Good Foods Co. (The)*	143,083
3,930	Tootsie Roll Industries, Inc.^	141,340
4,330	TreeHouse Foods, Inc.*	191,170

		2,621,649

Gas Utilities (1.2%):
1,886	Chesapeake Utilities Corp.	161,649
4,265	National Fuel Gas Co.	159,042
5,705	New Jersey Resources Corp.	193,799
2,904	Northwest Natural Holding Co.	179,322
2,605	ONE Gas, Inc.	217,830
873	RGC Resources, Inc.	25,256
7,843	South Jersey Industries, Inc.	196,075
2,172	Southwest Gas Holdings, Inc.	151,084
4,117	Spire, Inc.	306,634

		1,590,691

Health Care Equipment & Supplies (3.0%):
6,691	Accuray, Inc.*	12,713
5,021	AngioDynamics, Inc.*	52,369
1,709	Anika Therapeutics, Inc.*	49,407
2,698	AtriCure, Inc.*	90,626
228	Atrion Corp.	148,200
4,568	Avanos Medical, Inc.*	123,016
2,841	Axogen, Inc.*	29,546
2,329	Cantel Medical Corp.	83,611
2,371	Cardiovascular Systems, Inc.*	83,483
1,804	CONMED Corp.	103,315
3,405	CryoLife, Inc.*	57,613
1,118	Elctromed, Inc.*	12,566
427	Fonar Corp.*	6,243
2,955	Glaukos Corp.*	91,191
1,121	Globus Medical, Inc., Class A*	47,676
420	Haemonetics Corp.*	41,857
608	Heska Corp.*	33,622
1,373	ICU Medical, Inc.*	277,030
1,629	Inogen, Inc.*	84,154
3,009	Integer Holdings Corp.*	189,146

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
5,748	Integra LifeSciences Holdings Corp.*	$256,763
199	IntriCon Corp.*	2,342
4,509	Invacare Corp.	33,502
850	iRadimed Corp.*	18,148
2,006	IRIDEX Corp.*	3,230
249	Kewaunee Scientific CP	1,902
3,514	Lantheus Holdings, Inc.*	44,839
2,690	LeMaitre Vascular, Inc.	67,035
3,846	LivaNova plc*	174,032
6,577	Meridian Bioscience, Inc.*	55,247
5,338	Merit Medical Systems, Inc.*	166,813
3,498	Natus Medical, Inc.*	80,909
3,584	Neogen Corp.*	240,092
4,707	NuVasive, Inc.*	238,457
6,333	OraSure Technologies, Inc.*	68,143
1,884	Orthofix Medical, Inc.*	52,771
574	Orthopediatrics Corp.*	22,753
2,378	Oxford Immunotec Global plc*	22,020
2,977	Quidel Corp.*	291,180
10,930	RTI Surgical, Inc.*	18,690
2,363	SeaSpine Holdings Corp.*	19,306
2,000	Sientra, Inc.*	3,980
1,684	STAAR Surgical Co.*	54,326
1,450	Surmodics, Inc.*	48,314
1,276	Tactile Systems Technology, Inc.*	51,244
277	TransEnterix, Inc.*	97
554	Utah Medical Products, Inc.	52,104
2,566	Varex Imaging Corp.*	58,274
7,300	Wright Medical Group NV*	209,145

		3,973,042

Health Care Providers & Services (2.8%):
6,333	Acadia Healthcare Co., Inc.*	116,211
1,470	Addus HomeCare Corp.*	99,372
2,613	Amedisys, Inc.*	479,589
1,150	American Renal Associates Holdings, Inc.*	7,602
5,781	AMN Healthcare Services, Inc.*	334,200
3,573	BioTelemetry, Inc.*	137,596
12,012	Brookdale Senior Living, Inc.*	37,477
3,946	Capital Senior Living Corp.*	2,289
5,249	Community Health Systems, Inc.*	17,532
2,311	CorVel Corp.*	125,973
1,032	Covetrus, Inc.*	8,400
2,958	Cross Country Healthcare, Inc.*	19,937
6,408	Ensign Group, Inc. (The)	241,005
190	Five Star Senior Living, Inc.*	528
1,259	Hanger, Inc.*	19,615
160	HealthEquity, Inc.*	8,094
3,529	InfuSystems Holdings, Inc.*	29,961
1,543	Joint Corp. (The)*	16,742
2,613	LHC Group, Inc.*	366,342
2,287	Magellan Health, Inc.*	110,028
6,017	MEDNAX, Inc.*	70,038
1,446	National Healthcare Corp.	103,722
2,600	National Research Corp.	118,248
1,331	Option Care Health, Inc.*	12,605
7,794	Owens & Minor, Inc.	71,315
7,856	Patterson Cos., Inc.	120,118
1,995	Petiq, Inc.*	46,344
4,815	Premier, Inc., Class A*	157,547
1,596	Providence Service Corp.*	87,588
1,080	Psychemedics Corp.	6,534
7,682	R1 RCM, Inc.*	69,829
6,913	RadNet, Inc.*	72,656
18,186	Select Medical Holdings Corp.*	272,790
1,331	Surgery Partners, Inc.*	8,691

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
7,377	Tenet Healthcare Corp.*	$106,229
3,204	The Pennant Group, Inc.*	45,369
3,562	Triple-S Management Corp., Class B*	50,224
1,399	U.S. Physical Therapy, Inc.	96,531

		3,694,871

Health Care Technology (0.7%):
15,998	Allscripts Healthcare Solutions, Inc.*	112,626
3,434	Castlight Health, Inc., Class B*	2,483
2,108	Computer Programs & Systems, Inc.	46,903
4,068	Evolent Health, Inc., Class A*	22,089
2,627	HealthStream, Inc.*	62,917
5,891	HMS Holdings Corp.*	148,866
5,093	Inovalon Holdings, Inc., Class A*	84,849
558	Micron Solutions, Inc.*	1,144
4,954	NextGen Healthcare, Inc.*	51,720
3,522	Omnicell, Inc.*	230,972
2,026	Simulations Plus, Inc.	70,748
2,241	Vocera Communications, Inc.*	47,599

		882,916

Hotels, Restaurants & Leisure (2.3%):
15,950	Aramark	318,521
1,724	BBQ Holdings, Inc.*	3,310
4,748	BBX Capital Corp.	10,968
3	Biglari Holdings, Inc., Class A*	891
168	Biglari Holdings, Inc., Class B*	8,635
2,915	BJ’s Restaurants, Inc.	40,489
10,868	Bloomin’ Brands, Inc.	77,598
2,784	Brinker International, Inc.	33,436
4,497	Carrols Restaurant Group, Inc.*	8,185
4,585	Century Casinos, Inc.*	11,050
5,730	Cheesecake Factory, Inc. (The)	97,868
1,550	Choice Hotels International, Inc.	94,938
1,709	Churchill Downs, Inc.	175,942
2,299	Chuy’s Holdings, Inc.*	23,151
1,626	Cracker Barrel Old Country Store, Inc.	135,316
3,275	Dave & Buster’s Entertainment, Inc.^	42,837
2,980	Del Taco Restaurants, Inc.*	10,221
7,674	Denny’s Corp.*	58,936
495	Dine Brands Global, Inc.	14,197
3,712	Dover Motorsports, Inc.	4,640
3,973	Drive Shack, Inc.*	6,039
558	Dunkin’ Brands Group, Inc.	29,630
2,394	El Pollo Loco Holdings, Inc.*	20,229
2,468	Eldorado Resorts, Inc.*^	35,539
9,422	Extended Stay America, Inc.	68,875
4,357	Fiesta Restaurant Group, Inc.*	17,559
378	Flanigan’s Enterprises, Inc.	4,385
2,816	Hilton Grand Vacations, Inc.*	44,408
4,444	International Game Technology plc	26,442
2,972	Jack in the Box, Inc.	104,169
2,108	Lindblad Expeditions Holdings, Inc.*	8,790
5,681	Luby’s, Inc.*	3,806
3,017	Marriott Vacations Worldwide Corp.	167,685
597	Nathans Famous, Inc.	36,417
1,669	Noodles & Co.*	7,861
2,451	Norwegian Cruise Line Holdings, Ltd.*	26,863
4,423	Papa John’s International, Inc.^	236,055
4,883	Penn National Gaming, Inc.*	61,770
561	Planet Fitness, Inc.*	27,321
1,446	Playa Hotels & Resorts NV*	2,531
1,540	Playags, Inc.*	4,081
3,185	Potbelly Corp.*	9,842
3,634	Red Lion Hotels Corp.*	5,306

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,368	Red Robin Gourmet Burgers*^	$11,655
662	Red Rock Resorts, Inc.	5,660
4,652	Ruth’s Hospitality Group, Inc.	31,075
3,369	Scientific Games Corp., Class A*	32,679
3,059	SeaWorld Entertainment, Inc.*	33,710
2,320	Shake Shack, Inc., Class A*	87,557
3,391	Six Flags Entertainment Corp.	42,523
4,645	Texas Roadhouse, Inc., Class A	191,838
4,346	Town Sports International Holdings, Inc.*	2,173
11,880	Wendy’s Co. (The)	176,774
2,153	Wingstop, Inc.	171,594
5,923	Wyndham Destinations, Inc.	128,529
2,364	Wyndham Hotels & Resorts, Inc.	74,490

		3,116,989

Household Durables (2.0%):
608	Bassett Furniture Industries, Inc.	3,314
771	Cavco Industries, Inc.*	111,749
2,344	Century Communities, Inc.*	34,011
3,024	Dixie Group, Inc. (The)*	1,966
2,958	Ethan Allen Interiors, Inc.	30,231
820	Flexsteel Industries, Inc.	8,987
3,002	Helen of Troy, Ltd.*	432,378
670	Hooker Furniture Corp.	10,459
2,905	Installed Building Products, Inc.*	115,822
3,858	iRobot Corp.*^	157,792
9,957	KB Home	180,222
1,138	Koss Corp.*	998
6,113	La-Z-Boy, Inc.	125,622
7,829	Leggett & Platt, Inc.	208,878
1,324	LGI Homes, Inc.*	59,779
2,522	Lifetime Brands, Inc.	14,249
7,014	M.D.C. Holdings, Inc.	162,725
4,157	M/I Homes, Inc.*	68,715
6,186	Meritage Corp.*	225,850
723	P & F Industries, Inc., Class A	3,181
2,534	Purple Innovation, Inc.*	14,393
3,692	Skyline Champion Corp.*	57,891
4,300	Sonos, Inc.*	36,464
9,383	Taylor Morrison Home Corp., Class A*	103,213
2,725	Tempur Sealy International, Inc.*	119,110
2,041	TopBuild Corp.*	146,217
15,629	TRI Pointe Group, Inc.*	137,066
4,563	Tupperware Brands Corp.	7,392
1,460	Universal Electronics, Inc.*	56,020
4,044	Zagg, Inc.*	12,577

		2,647,271

Household Products (0.5%):
1,115	Central Garden & Pet Co.*	30,663
3,036	Central Garden & Pet Co., Class A*	77,631
4,718	Energizer Holdings, Inc.^	142,719
1,767	Ocean Bio-Chem, Inc.^	8,570
940	Oil-Dri Corp of America	31,434
1,701	Spectrum Brands Holdings, Inc.	61,865
1,660	WD-40 Co.	333,410

		686,292

Independent Power and Renewable Electricity Producers (0.6%):
22,978	Atlantic Power Corp.*	49,173
3,027	Atlantica Yield plc	67,502
3,724	Clearway Energy, Inc., Class A	63,941
5,480	Clearway Energy, Inc., Class C	103,024
6,324	Ormat Technologies, Inc.	427,882

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
4,607	TerraForm Power, Inc., Class A	$72,652

		784,174

Industrial Conglomerates (0.1%):
4,605	Raven Industries, Inc.	97,764

Insurance (3.6%):
3,791	AMBAC Financial Group, Inc.*	46,781
7,891	American Equity Investment Life Holding Co.	148,351
1,977	American National Insurance Co.	162,865
2,529	Amerisafe, Inc.	163,045
2,963	Argo Group International Holdings, Ltd.	109,809
6,296	Assured Guaranty, Ltd.	162,374
650	Athene Holding, Ltd., Class A*	16,133
1,583	Axis Capital Holdings, Ltd.	61,183
3,001	Brighthouse Financial, Inc.*	72,534
8,209	Citizens, Inc.*	53,523
3,445	Crawford & Co.	22,014
4,636	Crawford & Co., Class A	33,379
2,691	Donegal Group, Inc., Class A	40,903
2,004	eHealth, Inc.*	282,203
3,106	Employers Holdings, Inc.	125,824
1,225	Enstar Group, Ltd.*	194,836
2,339	FBL Financial Group, Inc., Class A	109,161
2,111	FedNat Holding Co.	24,234
10,826	Genworth Financial, Inc., Class A*	35,942
1,050	Global Indemnity, Ltd.	26,775
611	Goosehead Insurance, Inc.*^	27,269
3,055	Greenlight Capital Re, Ltd.*	18,177
1,752	Hallmark Financial Services, Inc.*	7,078
2,024	Hanover Insurance Group, Inc. (The)	183,334
1,170	HCI Group, Inc.	47,093
569	Heritage Insurance Holdings, Inc.	6,094
3,468	Horace Mann Educators Corp.	126,894
2,328	Independence Holding Co.	59,504
253	Investors Title Co.	32,384
1,943	James River Group Holdings	70,414
790	Kemper Corp.	58,752
1,473	Kingstone Co., Inc.	7,527
1,784	Kinsale Capital Group, Inc.	186,482
12,677	Maiden Holdings, Ltd.*	11,536
4,187	Mercury General Corp.	170,495
7,678	National General Holdings Corp.	127,071
286	National Western Life Group, Inc., Class A	49,192
927	Primerica, Inc.	82,021
5,049	ProAssurance Corp.	126,225
180	Protective Insurance Corp.	2,610
3,774	RLI Corp.	331,847
1,234	Safety Insurance Group, Inc.	104,187
4,516	Selective Insurance Group, Inc.	224,445
3,755	State Auto Financial Corp.	104,351
3,277	Stewart Information Services Corp.	87,398
204	The National Security Group, Inc.	2,758
6,247	Third Point Reinsurance, Ltd.*	46,290
2,849	Tiptree, Inc., Class A	14,872
587	Trupanion, Inc.*	15,280
2,000	United Fire Group, Inc.	65,220
4,002	United Insurance Holdings Co.	36,978
4,549	Universal Insurance Holdings, Inc.	81,518
12,895	Unum Group	193,554
244	White Mountains Insurance Group, Ltd.	222,040

		4,822,759

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services (0.4%):
5,278	Cargurus, Inc.*	$99,965
3,666	Cars.com, Inc.*	15,764
6,181	DHI Group, Inc.*	13,351
7,846	Liberty TripAdvisor Holdings, Inc., Class A*	14,123
5,867	QuinStreet, Inc.*	47,229
7,131	The Meet Group, Inc. (The)*	41,859
2,073	Travelzoo, Inc.*	8,147
7,741	TripAdvisor, Inc.	134,616
11,137	TrueCar, Inc.*	26,952
3,909	Yelp, Inc.*	70,479
1,473	Zedge, Inc., Class B*	1,296

		473,781

Internet & Direct Marketing Retail (0.6%):
4,886	1-800 Flowers.com, Inc., Class A*	64,642
11,534	Groupon, Inc.*	11,306
5,443	Grubhub, Inc.*	221,693
1,300	Lands’ End, Inc.*	6,942
3,938	Leaf Group, Ltd.*	5,277
3,018	Liquidity Services, Inc.*	11,710
3,081	PetMed Express, Inc.^	88,671
5,840	Quotient Technology, Inc.*	37,960
15,317	Qurate Retail, Inc., Class A*	93,510
4,549	Shutterstock, Inc.	146,296
1,086	Stamps.com, Inc.*	141,267

		829,274

IT Services (3.0%):
1,437	Alliance Data Systems Corp.	48,355
1,700	Brightcove, Inc.*	11,849
1,031	CACI International, Inc., Class A*	217,696
5,955	Cardtronics plc*	124,579
1,886	Cass Information Systems, Inc.	66,312
11,403	Conduent, Inc.*	27,937
5,061	CoreLogic, Inc.	154,563
3,885	CSG Systems International, Inc.	162,587
758	CSP, Inc.	5,298
13,760	DXC Technology Co.	179,568
4,290	Endurance International Group Holdings, Inc.*	8,280
4,623	Evertec, Inc.	105,081
2,000	Evo Payments, Inc.*	30,600
3,066	Exlservice Holdings, Inc.*	159,524
1,053	Greensky, Inc.*	4,022
4,964	GTT Communications, Inc.*^	39,464
4,599	Hackett Group, Inc. (The)	58,499
439	I3 Verticals, Inc.*	8,381
1,786	Internap Corp.*	55
16,780	KBR, Inc.	347,011
10,373	Limelight Networks, Inc.*	59,126
5,771	LiveRamp Holdings, Inc.*	189,981
2,747	ManTech International Corp., Class A	199,624
2,575	Maximus, Inc.	149,865
8,730	NIC, Inc.	200,790
862	Paysign, Inc.*	4,448
4,334	Perficient, Inc.*	117,408
10,981	Perspecta, Inc.	200,293
3,168	PFSweb, Inc.*	9,504
5,763	Sabre Corp.	34,175
4,370	Science Applications International Corp.	326,134
8,429	Servicesource International, Inc.*	7,391
1,555	StarTek, Inc.*	5,847
10,553	Steel Connect, Inc.*	7,915
4,816	Switch, Inc., Class A	69,495
4,608	Sykes Enterprises, Inc.*	124,969

Shares		Fair Value
Common Stocks, continued
IT Services, continued
6,624	Teradata Corp.*	$135,726
5,956	TTEC Holdings, Inc.	218,704
7,332	Unisys Corp.*	90,550
3,309	Virtusa Corp.*	93,976

		4,005,582

Leisure Products (0.8%):
5,053	Acushnet Holdings Corp.	129,963
8,017	American Outdoor Brands Corp.*	66,541
5,079	Brunswick Corp.	179,644
7,292	Callaway Golf Co.	74,524
1,402	Escalade, Inc.	8,342
2,447	Jakks Pacific, Inc.*	854
723	Johnson Outdoors, Inc., Class A	45,332
1,830	Malibu Boats, Inc.*	52,686
2,419	Marine Products Corp.	19,546
850	Mastercraft Boat Holdings, Inc.*	6,205
15,270	Mattel, Inc.*	134,529
4,982	Nautilus Group, Inc.*	13,003
3,802	Polaris, Inc.	183,066
7,141	Vista Outdoor, Inc.*	62,841
3,612	YETI Holdings, Inc.*	70,506

		1,047,582

Life Sciences Tools & Services (0.5%):
2,434	Codexis, Inc.*	27,163
7,407	Enzo Biochem, Inc.*	18,740
1,116	Fluidigm Corp.*	2,835
7,018	Harvard Bioscience, Inc.*	15,510
4,475	Luminex Corp.	123,197
1,865	Medpace Holdings, Inc.*	136,854
7,114	Neogenomics, Inc.*	196,417
3,050	Syneos Health, Inc.*	120,231

		640,947

Machinery (5.2%):
5,140	AGCO Corp.	242,865
1,154	Alamo Group, Inc.	102,452
3,730	Albany International Corp., Class A	176,541
8,019	Allison Transmission Holdings, Inc.	261,500
1,094	Altra Industrial Motion Corp.	19,134
806	Art’s-Way Manufacturing Co.*	1,620
2,480	Astec Industries, Inc.	86,726
6,349	Barnes Group, Inc.	265,579
2,530	Blue Bird Corp.*	27,653
2,245	Briggs & Stratton Corp.^	4,063
3,475	Chart Industries, Inc.*	100,706
1,959	CIRCOR International, Inc.*	22,783
7,302	Colfax Corp.*	144,580
3,105	Columbus McKinnon Corp.	77,625
5,525	Commercial Vehicle Group, Inc.*	8,343
1,486	Crane Co.	73,081
1,676	DMC Global, Inc.^	38,565
3,020	Douglas Dynamics, Inc.	107,240
500	Eastern Co. (The)	9,750
6,598	Enerpac Tool Group Corp.	109,197
2,433	EnPro Industries, Inc.	96,298
2,785	ESCO Technologies, Inc.	211,409
4,291	Evoqua Water Technologies Co.*	48,102
7,570	Federal Signal Corp.	206,510
3,984	Flowserve Corp.	95,178
5,946	Franklin Electric Co., Inc.	280,235
2,281	FreightCar America, Inc.*	2,121
11,753	Gates Industrial Corp. plc*	86,737
1,765	Gencor Industries, Inc.*	18,533
3,372	Gorman-Rupp Co. (The)	105,240
459	Graham Corp.	5,921
10,550	Harsco Corp.*	73,534

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
3,615	Helios Technologies, Inc.	$137,081
609	Hillenbrand, Inc.	11,638
785	Hurco Cos, Inc.	22,844
1,314	Hyster-Yale Materials Handling, Inc., Class A	52,678
3,679	John Bean Technologies Corp.	273,239
288	Kadant, Inc.	21,499
9,594	Kennametal, Inc.	178,640
1,529	L.B. Foster Co., Class A*	18,898
4,112	Lincoln Electric Holdings, Inc.	283,728
936	Lindsay Corp.	85,719
829	Lydall, Inc.*	5,355
3,228	Manitex International, Inc.*	13,332
4,498	Manitowoc Co., Inc. (The)*	38,233
9,881	Meritor, Inc.*	130,923
1,808	Middleby Corp. (The)*	102,839
728	Miller Industries, Inc.	20,588
7,214	Mueller Industries, Inc.	172,703
21,137	Mueller Water Products, Inc., Class A	169,307
5,988	Navistar International Corp.*	98,742
3,562	NN, Inc.	6,162
738	Omega Flex, Inc.	62,287
2,028	Park-Ohio Holdings Corp.	38,410
1,756	Proto Labs, Inc.*	133,684
2,090	RBC Bearings, Inc.*	235,731
3,472	REV Group, Inc.	14,478
12,642	Rexnord Corp.	286,593
2,848	Spartan Motors, Inc.	36,768
1,692	SPX Corp.*	55,227
1,085	SPX FLOW, Inc.*	30,836
1,636	Standex International Corp.	80,197
466	Taylor Devices, Inc.*	4,003
1,866	Tennant Co.	108,135
9,270	Terex Corp.	133,117
800	The Exone Co.*^	5,112
3,586	The Greenbrier Cos., Inc.	63,616
5,130	Timken Co.	165,904
7,930	Titan International, Inc.	12,292
5,970	TriMas Corp.*	137,907
8,103	Trinity Industries, Inc.	130,215
1,747	Twin Disc, Inc.*	12,194
7,530	Wabash National Corp.	54,367
3,369	Watts Water Technologies, Inc., Class A	285,186
18,293	Welbilt, Inc.*	93,843
1,507	Woodward, Inc.	89,576

		7,223,647

Marine (0.3%):
7,920	Costamare, Inc.	35,798
4,337	Genco Shipping & Trading, Ltd.	27,844
3,685	Kirby Corp.*	160,187
5,648	Matson, Inc.	172,941
3,151	Scorpio Bulkers, Inc.	7,972

		404,742

Media (1.1%):
3,904	A.H. Belo Corp., Class A	6,715
3,021	AMC Networks, Inc., Class A*	73,441
478	Beasley Broadcast Group, Inc., Class A	884
1,782	Boston Omaha Corp.*	32,272
26	Cable One, Inc.	42,744
23,234	Central Eurpoean Media Enterprises*	72,722
4,066	Clear Channel Outdoor Holdings, Inc.*	2,602
7,836	comScore, Inc.*	22,098
229	Daily Journal Corp.*	52,281

Shares		Fair Value
Common Stocks, continued
Media, continued
6,258	E.W. Scripps Co. (The), Class A	$47,185
3,323	Emerald Holding, Inc.	8,607
6,123	Entercom Communications Corp.	10,470
11,865	Entravision Communications Corp., Class A	24,086
5,880	Gannett Co, Inc.*	8,702
7,594	Gray Television, Inc.*	81,560
2,892	Hemisphere Media Group*	24,698
4,052	John Wiley & Sons, Inc., Class A	151,909
10,454	Lee Enterprises, Inc.*	10,276
3,964	Liberty Latin America, Ltd.*	41,701
9,235	Liberty Latin America, Ltd., Class C*	94,752
500	Loral Space & Communications Inc.*	8,125
6,655	Marchex, Inc., Class B*	9,650
4,388	Meredith Corp.^	53,621
3,571	MSG Networks, Inc., Class A*^	36,424
10,941	National CineMedia, Inc.	35,668
4,149	New York Times Co. (The), Class A	127,416
2,788	Nexstar Media Group, Inc., Class A	160,951
1,017	Scholastic Corp.	25,923
3,708	TechTarget, Inc.*	76,422
10,206	Tegna, Inc.	110,837
2,169	Tribune Publishing Co.	17,591
8,158	Urban One, Inc.*	7,750

		1,480,083

Metals & Mining (1.0%):
7,273	Alcoa Corp.*	44,802
7,802	Allegheny Technologies, Inc.*	66,317
2,124	Ampco-Pittsburgh Corp.*	5,310
5,867	Carpenter Technology Corp.	114,407
3,100	Century Aluminum Co.*	11,222
30,391	Cleveland-Cliffs, Inc.^	120,044
16,167	Coeur Mining, Inc.*	51,896
12,903	Commercial Metals Co.	203,739
4,543	Compass Minerals International, Inc.	174,769
13,641	Ferroglobe plc*	6,207
13,641	Ferroglobe Unit*(a)	–
1,805	Gold Resource Corp.	4,964
1,557	Haynes International, Inc.	32,090
42,581	Hecla Mining Co.	77,497
931	Kaiser Aluminum Corp.	64,500
2,285	Materion Corp.	79,998
9,373	McEwen Mining, Inc.*	6,194
2,868	Ryerson Holding Corp.*	15,258
1,487	Schnitzer Steel Industries, Inc., Class A	19,390
3,318	SunCoke Energy, Inc.	12,774
1,789	Synalloy Corp.*	15,618
4,467	TimkenSteel Corp.*	14,428
6,784	United States Steel Corp.^	42,807
1,458	Universal Stainless & Alloy Products, Inc.*	11,241
684	Warrior Met Coal, Inc.	7,264
3,959	Worthington Industries, Inc.	103,924

		1,306,660

Multiline Retail (0.4%):
4,142	Big Lots, Inc.	58,899
654	Dillard’s, Inc., Class A^	24,165
27,998	J.C. Penney Co., Inc.*^	10,079
5,813	Kohl’s Corp.	84,812
3,428	Macy’s, Inc.^	16,831
5,996	Nordstrom, Inc.	91,979
4,147	Ollie’s Bargain Outlet Holdings, Inc.*	192,172
5,314	Tuesday Morning Corp.*	3,060

		481,997

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities (0.6%):
5,975	Avista Corp.	$253,878
2,243	Black Hills Corp.	143,619
806	MDU Resources Group, Inc.	17,329
4,953	NorthWestern Corp.	296,338
2,144	Unitil Corp.	112,174

		823,338

Oil, Gas & Consumable Fuels (1.9%):
816	Adams Resources & Energy, Inc.	19,176
1,538	Amplify Energy Corp.	870
2,307	Antero Resources Corp.*^	1,645
9,390	Apache Corp.	39,250
1,638	Arch Coal, Inc.	47,338
1,954	Ardmore Shipping Corp.	10,259
564	Berry Corp.	1,359
2,422	Bonanza Creek Energy, Inc.*	27,248
2,193	California Resources Corp.*^	2,193
23,301	Callon Petroleum Co.*	12,767
3,036	Centennial Resource Development, Inc., Class A*	798
32,742	Chesapeake Energy Corp.*	5,655
3,046	Cimarex Energy Co.	51,264
16,914	Clean Energy Fuel Corp.*	30,107
15,819	CNX Resources Corp.*	84,157
2,015	CONSOL Energy, Inc.*^	7,435
1,914	Contango Oil & Gas Co.*	2,871
1,905	Continental Resources, Inc.^	14,554
5,547	CVR Energy, Inc.	91,692
7,363	Delek US Holdings, Inc.	116,041
39,156	Denbury Resources, Inc.*	7,228
10,671	Devon Energy Corp.	73,737
16,266	DHT Holdings, Inc.	124,760
4,012	Dorian LPG, Ltd.*	34,945
416	Earthstone Energy, Inc.*	732
17,427	Enlink Midstream LLC	19,170
19,984	EQT Corp.	141,287
13,891	Equitrans Midstream Corp.^	69,872
2,943	Evolution Petroleum Corp.	7,681
5,664	Extraction Oil & Gas, Inc.*	2,390
10,643	Gaslog, Ltd.^	38,528
1,561	Green Plains, Inc.	7,571
9,417	Gulfport Energy Corp.*	4,188
5,504	Hallador Energy Co.	5,223
9,079	HighPoint Resources Corp.*	1,725
7,389	HollyFrontier Corp.	181,104
2,520	International Seaways, Inc.	60,203
34,496	Kosmos Energy, Ltd.	30,895
14,513	Laredo Petroleum, Inc.*	5,512
2,082	Lonestar Resources US, Inc.*	862
28,643	Marathon Oil Corp.	94,235
9,030	Matador Resources Co.*	22,394
290	Montage Resources Corp.*^	653
6,809	Murphy Oil Corp.^	41,739
4,328	Noble Energy, Inc.	26,141
20,513	Nordic American Tankers, Ltd.	92,924
3,092	Northern Oil & Gas, Inc.*	2,050
18,805	Oasis Petroleum, Inc.*	6,582
5,300	Overseas Shipholding Group, Inc.*	12,031
2,410	Panhandle Oil & Gas, Inc., Class A	8,893
2,838	PAR Pacific Holdings, Inc.*	20,150
9,037	Parsley Energy, Inc., Class A	51,782
6,480	PBF Energy, Inc., Class A	45,878
7,105	PDC Energy, Inc.*	44,122
5,636	Peabody Energy Corp.	16,344
523	Penn Virginia Corp.*	1,616
6	PrimeEnergy Resources Corp.*	444
12,864	QEP Resources, Inc.	4,303

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
12,188	Range Resources Corp.^	$27,789
5,239	Renewable Energy Group, Inc.*	107,557
3,561	Ring Energy, Inc.*	2,346
1,533	SandRidge Energy, Inc.*	1,378
3,705	Scorpio Tankers, Inc.^	70,840
8,803	SFL Corp., Ltd.	83,364
7,278	SM Energy Co.	8,879
32,445	Southwestern Energy Co.*	54,832
1,352	Talos Energy, Inc.*	7,774
2,081	Targa Resources Corp.	14,380
1,980	Teekay Shipping Corp.*	6,257
2,363	Teekay Tankers, Ltd., Class A*	52,553
8,709	W&T Offshore, Inc.*	14,805
7,070	Whiting Petroleum Corp.*	4,740
5,239	World Fuel Services Corp.	131,918
14,861	WPX Energy, Inc.*	45,326

		2,511,311

Paper & Forest Products (0.6%):
5,280	Boise Cascade Co.	125,558
2,174	Clearwater Paper Corp.*	47,415
7,194	Domtar Corp.	155,679
6,293	Louisiana-Pacific Corp.	108,114
8,641	Mercer International, Inc.	62,561
2,126	Neenah, Inc.	91,694
3,299	P.H. Glatfelter Co.	40,314
12,394	Resolute Forest Products*	15,616
4,054	Schweitzer-Mauduit International, Inc.	112,782
3,241	Verso Corp.*	36,558

		796,291

Personal Products (0.6%):
881	Coty, Inc., Class A	4,546
3,582	e.l.f. Beauty, Inc.*	35,247
2,807	Edgewell Personal Care Co.*	67,593
3,200	Herbalife Nutrition, Ltd.*	93,312
4,010	Inter Parfums, Inc.	185,863
900	Lifevantage Corp.*	9,270
537	Mannatech, Inc.	5,773
1,346	Medifast, Inc.	84,125
8,319	Natura & Co. Holding SA, ADR*	81,859
1,387	Natural Alternatives International, Inc.*	8,738
369	Natural Health Trends Corp.	1,214
2,857	Natures Sunshine Products, Inc.*	23,227
2,622	Nu Skin Enterprises, Inc., Class A	57,291
340	United-Guardian, Inc.	4,913
2,605	Usana Health Sciences, Inc.*	150,465

		813,436

Pharmaceuticals (1.2%):
3,072	Aerie Pharmaceuticals, Inc.*	41,472
5,270	Akorn, Inc.*	2,958
3,129	Amphastar Pharmaceuticals, Inc.*	46,434
1,566	ANI Pharmaceuticals, Inc.*	63,799
1,496	Aratana Therapeutics- CVR*(a)	–
1,561	Assembly Biosciences, Inc.*	23,150
4,744	Assertio Therapeutics, Inc.*	3,084
2,200	BioDelivery Sciences International, Inc.*	8,338
1,754	Collegium Pharmaceutical, Inc.*	28,643
7,702	Corcept Therapeutics, Inc.*	91,577
3,415	Cumberland Pharmaceuticals, Inc.*	12,396
1,891	Cymabay Therapeutics, Inc.*	2,799
14,088	Endo International plc*	52,126
6,907	Horizon Therapeutics plc*	204,585
8,270	Innoviva, Inc.*	97,255

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
2,755	Intra-Cellular Therapies, Inc.*	$42,344
1,144	Kala Pharmaceuticals, Inc.*	10,056
6,034	Lannett Co., Inc.*^	41,936
3,492	Mallinckrodt plc*^	6,914
12,061	Nektar Therapeutics*	215,289
2,308	Otonomy, Inc.*	4,547
2,834	Pacira BioSciences, Inc.*	95,024
1,714	Phibro Animal Health Corp., Class A	41,427
4,854	Prestige Consumer Healthcare, Inc.*	178,045
1,980	Revance Therapeutics, Inc.*	29,304
6,222	SIGA Technologies, Inc.*	29,741
8,452	Strongbridge Biopharma plc*	15,974
5,788	Supernus Pharmaceuticals, Inc.*	104,126
1,805	Taro Pharmaceutical Industries, Ltd.*	110,466
2,587	Wave Life Sciences, Ltd.*	24,240
1,478	Zogenix, Inc.*	36,551

		1,664,600

Professional Services (1.9%):
1,888	Acacia Research Corp.*	4,191
5,362	ASGN, Inc.*	189,386
1,199	Barrett Business Services, Inc.	47,528
6,714	CBIZ, Inc.*	140,457
490	CRA International, Inc.	16,371
5,032	Exponent, Inc.	361,851
1,712	Forrester Research, Inc.*	50,042
1,595	Franklin Covey Co.*	24,786
4,282	FTI Consulting, Inc.*	512,856
2,202	GP Strategies Corp.*	14,335
2,274	Heidrick & Struggles International, Inc.	51,165
2,302	Huron Consulting Group, Inc.*	104,419
2,071	ICF International, Inc.	142,278
5,892	InnerWorkings, Inc.*	6,894
1,529	Insperity, Inc.	57,032
2,489	Kelly Services, Inc., Class A	31,585
2,511	Kforce, Inc.	64,206
5,647	Korn Ferry	137,335
4,003	ManpowerGroup, Inc.	212,119
1,332	Mastech Digital, Inc.*	17,103
3,943	Mistras Group, Inc.*	16,797
4,033	Resources Connection, Inc.	44,242
4,676	TriNet Group, Inc.*	176,098
3,286	Trueblue, Inc.*	41,929
1,352	Upwork, Inc.*	8,720
4,212	Volt Information Sciences, Inc.*	3,412
505	Willdan Group, Inc.*	10,792

		2,487,929

Real Estate Management & Development (0.6%):
2,400	Altisource Portfolio Solutions*	18,408
395	CKX Lands, Inc.*	3,358
920	Consolidated-Tomoka Land Co.	41,704
2,704	Cushman & Wakefield plc*	31,745
1,272	Forestar Group, Inc.*	13,165
504	FRP Holdings, Inc.*	21,672
376	Griffin Industrial Realty, Inc.	12,295
2,012	Howard Hughes Corp. (The)*	101,646
10	J.W. Mays, Inc.*	222
9,642	Kennedy-Wilson Holdings, Inc.	129,395
5,387	Marcus & Millichap, Inc.*	145,987
1,035	Maui Land & Pineapple Co.*	11,313
5,383	Newmark Group, Inc.	22,878
2,057	Rafael Holdings, Inc., Class B*	26,350
1,547	RE/MAX Holdings, Inc., Class A	33,910
8,369	Realogy Holdings Corp.	25,191
308	Stratus Properties, Inc.*	5,449
3,421	Tejon Ranch Co.*	48,099

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
1,076	The RMR Group, Inc., Class A	$29,020
3,981	The St Joe Co.*	66,801

		788,608

Road & Rail (1.1%):
1,803	ArcBest Corp.	31,589
9,143	Avis Budget Group, Inc.*	127,088
2,278	Covenant Transportation Group, Inc., Class A*	19,750
10,920	Heartland Express, Inc.	202,784
5,530	Hertz Global Holdings, Inc.*	34,175
2,688	Landstar System, Inc.	257,672
3,666	Marten Transport, Ltd.	75,226
598	Ryder System, Inc.	15,811
3,297	Saia, Inc.*	242,461
2,170	Schneider National, Inc., Class B	41,968
3,855	Universal Logistics Holdings, Inc.	50,501
988	USA Truck, Inc.*	3,132
8,985	Werner Enterprises, Inc.	325,796
4,526	YRC Worldwide, Inc.*^	7,604

		1,435,557

Semiconductors & Semiconductor Equipment (3.6%):
3,297	Advanced Energy Industries, Inc.*	159,872
3,814	Alpha & Omega Semiconductor, Ltd.*	24,448
1,892	Ambarella, Inc.*	91,876
30,273	Amkor Technology, Inc.*	235,827
1,301	Amtech Systems, Inc.*	5,659
3,183	Axcelis Technologies, Inc.*	58,281
2,777	AXT, Inc.*	8,914
5,573	Brooks Automation, Inc.	169,977
2,508	Cabot Microelectronics Corp.	286,262
1,462	CEVA, Inc.*	36,448
5,549	Cirrus Logic, Inc.*	364,180
4,450	Cohu, Inc.	55,091
4,410	Cree, Inc.*	156,379
522	Cyberoptics Corp.*	8,931
6,488	Diodes, Inc.*	263,639
3,285	DSP Group, Inc.*	44,019
2,350	Entegris, Inc.	105,210
6,138	First Solar, Inc.*	221,336
8,247	FormFactor, Inc.*	165,682
4,679	GSI Technology, Inc.*	32,566
1,254	Ichor Holdings, Ltd.*	24,027
783	Impinj, Inc.*	13,084
2,532	Inphi Corp.*	200,458
1,349	inTest Corp.*	3,588
6,265	Kulicke & Soffa Industries, Inc.	130,751
12,204	Lattice Semiconductor Corp.*	217,475
1,636	MagnaChip Semiconductor Corp.*	18,078
4,333	MaxLinear, Inc., Class A*	50,566
616	MKS Instruments, Inc.	50,173
6,163	Neophotonics Corp.*	44,682
807	NVE Corp.	41,988
6,318	Onto Innovation, Inc.*	187,455
3,804	PDF Solutions, Inc.*	44,583
6,256	Photronics, Inc.*	64,187
2,109	Pixelworks, Inc.*	6,011
2,975	Power Integrations, Inc.	262,782
9,474	Rambus, Inc.*	105,161
4,245	Semtech Corp.*	159,188
2,812	Silicon Laboratories, Inc.*	240,173
1,208	SMART Global Holdings, Inc.*	29,354
1,698	SolarEdge Technologies, Inc.*	139,033
2,469	Synaptics, Inc.*	142,881
3,974	Ultra Clean Holdings, Inc.*	54,841

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
5,109	Veeco Instruments, Inc.*	$48,893
5,605	Xperi Corp.	77,966

		4,851,975

Software (3.0%):
4,807	2u, Inc.*	102,005
3,492	A10 Networks, Inc.*	21,685
12,450	ACI Worldwide, Inc.*	300,667
994	Agilysys, Inc.*	16,600
2,538	Alarm.com Holding, Inc.*	98,754
2,147	Altair Engineering, Inc.*	56,896
3,594	American Software, Inc., Class A	51,071
752	Appfolio, Inc.*	83,434
935	Asure Software, Inc.*^	5,573
7,673	Avaya Holdings Corp.*	62,075
2,785	Aware, Inc.*	7,937
3,147	Blackbaud, Inc.	174,816
620	Blackline, Inc.*	32,618
2,196	Bottomline Technologies, Inc.*	80,483
2,350	BSQUARE Corp.*	2,233
900	ChannelAdvisor Corp.*	6,534
2,728	CommVault Systems, Inc.*	110,429
2,986	Cornerstone OnDemand, Inc.*	94,806
3,185	Digital Turbine, Inc.*	13,727
3,842	Ebix, Inc.^	58,322
2,928	Envestnet, Inc.*	157,468
5,614	Finjan Holdings, Inc.*	5,614
14,159	FireEye, Inc.*	149,802
4,113	GlobalSCAPE, Inc.	29,285
2,105	Globant SA*	184,987
3,122	J2 Global, Inc.	233,682
1,662	LogMeIn, Inc.	138,411
3,559	Manhattan Associates, Inc.*	177,309
562	MicroStrategy, Inc., Class A*	66,372
3,731	Mimecast, Ltd.*	131,704
2,487	New Relic, Inc.*	114,999
4,807	OneSpan, Inc.*	87,247
1,348	Paylocity Holding Corp.*	119,055
5,762	Progress Software Corp.	184,384
1,864	QAD, Inc.	74,430
2,317	Qualys, Inc.*	201,556
7,302	RealNetworks, Inc.*	5,330
5,840	Rubicon Project, Inc.*	32,412
5,408	SailPoint Technologies Holding, Inc.*	82,310
769	Sapiens International Corp. NV	14,626
6,367	SeaChange International, Inc.*	23,685
1,739	Secureworks Corp.*	20,016
539	Shotspotter, Inc.*	14,812
684	Sps Commerce, Inc.*	31,813
5,449	Synacor, Inc.*	5,558
3,280	Synchronoss Technologies, Inc.*	10,004
5,185	Telaria, Inc.*	31,110
7,906	Telenav, Inc.*	34,154
16,342	TiVo Corp.	115,701
870	Upland Software, Inc.*	23,333
4,311	Verint Systems, Inc.*	185,373
1,895	Zix Corp.*	8,167

		4,075,374

Specialty Retail (2.9%):
6,143	Aaron’s, Inc.	139,938
3,905	Abercrombie & Fitch Co., Class A	35,496
13,115	American Eagle Outfitters, Inc.	104,264
795	America’s Car Mart, Inc.*	44,798
2,446	Asbury Automotive Group, Inc.*	135,093
660	Ascena Retail Group, Inc.*	917
3,093	At Home Group, Inc.*^	6,248

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
6,085	AutoNation, Inc.*	$170,745
7,305	Barnes & Noble Education, Inc.*	9,935
7,174	Bed Bath & Beyond, Inc.^	30,203
4,102	Big 5 Sporting Goods Corp.	4,389
3,574	Boot Barn Holdings, Inc.*	46,212
1,732	Build-A-Bear Workshop, Inc.*	2,477
3,926	Caleres, Inc.	20,415
2,599	Cato Corp., Class A	27,731
16,720	Chico’s FAS, Inc.	21,569
1,594	Citi Trends, Inc.	14,187
3,051	Conn’s, Inc.*	12,753
7,160	Designer Brands, Inc., Class A	35,657
10,159	Destination XL Group, Inc.*	3,558
5,615	Dick’s Sporting Goods, Inc.	119,375
11,002	Express, Inc.*	16,393
1,775	Five Below, Inc.*	124,925
4,493	Floor & Decor Holdings, Inc., Class A*	144,180
7,967	Foot Locker, Inc.	175,672
367	Francesca’s Holdings Corp.*	833
5,741	GameStop Corp., Class A*^	20,094
23,602	Gap, Inc. (The)	166,158
2,011	Genesco, Inc.*	26,827
693	Group 1 Automotive, Inc.	30,672
7,980	Guess?, Inc.	54,025
2,764	Haverty Furniture Cos., Inc.	32,864
2,944	Hibbett Sports, Inc.*	32,193
2,388	J. Jill, Inc.*	1,319
18,763	L Brands, Inc.	216,900
2,739	Lithia Motors, Inc., Class A	224,023
1,529	Lumber Liquidators Holdings, Inc.*^	7,171
2,422	MarineMax, Inc.*	25,237
8,315	Michaels Cos., Inc. (The)*	13,470
4,052	Monro, Inc.	177,518
3,848	Murphy U.S.A., Inc.*	324,618
5,224	National Vision Holdings, Inc.*	101,450
42,056	Office Depot, Inc.	68,972
5,416	Party City Holdco, Inc.*	2,482
5,676	Penske Automotive Group, Inc.	158,928
3,598	Rent-A-Center, Inc.	50,876
1,289	RH*^	129,506
11,726	RTW Retailwinds, Inc.*	2,464
7,968	Sally Beauty Holdings, Inc.*	64,381
4,149	Signet Jewelers, Ltd.	26,761
3,846	Sleep Number Corp.*	73,689
3,933	Sonic Automotive, Inc., Class A	52,230
2,363	Sportsman’s Warehouse Holdings, Inc.*	14,556
1,752	Tailored Brands, Inc.^	3,048
289	Tandy Leather Factory, Inc.*	1,040
6,734	The Buckle, Inc.	92,323
2,162	The Children’s Place, Inc.	42,289
6,893	The Container Store Group, Inc.*^	16,267
2,271	Tilly’s, Inc.	9,379
6,609	Urban Outfitters, Inc.*	94,112
508	Winmark Corp.	64,729
3,700	Zumiez, Inc.*	64,084

		3,934,618

Technology Hardware, Storage & Peripherals (0.4%):
6,969	3D Systems Corp.*	53,731
1,308	AstroNova, Inc.	10,150
7,288	Avid Technology, Inc.*	49,048
1,901	CCUR Holdings, Inc.	6,463
7,802	NCR Corp.*	138,095
16,452	Pure Storage, Inc., Class A*	202,361

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
3,811	Stratasys, Ltd.*^	$60,785
2,418	Super Micro Computer, Inc.*	51,455
1,590	TransAct Technologies, Inc.	4,945

		577,033

Textiles, Apparel & Luxury Goods (1.5%):
5,043	Capri Holdings, Ltd.*	54,414
2,989	Carter’s, Inc.	196,467
200	Columbia Sportswear Co.	13,954
8,448	Crocs, Inc.*	143,532
2,291	Culp, Inc.	16,862
2,848	Deckers Outdoor Corp.*	381,633
1,291	Fossil Group, Inc.*^	4,247
6,596	G-III Apparel Group, Ltd.*	50,789
23,604	Hanesbrands, Inc.	185,763
3,853	Kontoor Brands, Inc.	73,862
816	Lakeland Industries, Inc.*	12,648
2,340	Oxford Industries, Inc.	84,848
348	PVH Corp.	13,099
1,515	Rocky Brands, Inc.	29,315
9,113	Skechers U.S.A., Inc., Class A*	216,343
10,289	Steven Madden, Ltd.	239,013
2,457	Under Armour, Inc., Class A*	22,629
14,317	Under Armour, Inc., Class C*	115,395
957	Unifi, Inc.*	11,053
1,916	Vera Bradley, Inc.*	7,894
10,479	Wolverine World Wide, Inc.	159,281

		2,033,041

Thrifts & Mortgage Finance (2.0%):
8,516	Axos Financial, Inc.*	154,395
2,838	BankFinancial Corp.	25,003
2,024	Bridgewater Bancshares, Inc.*	19,734
13,234	Capitol Federal Financial, Inc.	153,647
280	Citizens Community Bancorp, Inc.	1,806
6,764	Columbia Financial, Inc.*	97,402
3,896	Dime Community Bancshares, Inc.	53,414
1,537	ESSA Bancorp, Inc.	20,980
4,198	Essent Group, Ltd.	110,575
696	Federal Agricultural Mortgage Corp.	38,718
242	First Capital, Inc.	14,496
3,258	First Defiance Financial Corp.	48,023
6,849	Flagstar Bancorp, Inc.	135,816
659	FS Bancorp, Inc.	23,724
195	Guaranty Federal Bankshares, Inc.	2,878
301	Hingham Institution for Savings	43,642
629	HMN Financial, Inc.*	11,322
973	Home Bancorp, Inc.	23,761
43	Home Federal Bancorp, Inc.	1,011
1,829	HomeStreet, Inc.	40,659
869	IF Bancorp, Inc.	13,904
865	Impac Mortgage Holdings, Inc.*	2,102
8,131	Kearny Financial Corp.	69,845
390	Kentucky First Federal Bancorp	2,223
955	LendingTree, Inc.*	175,136
940	Malvern Bancorp, Inc.*	11,515
600	Merchants BanCorp	9,108
5,312	Meridian Bancorp, Inc.	59,601
3,591	Meta Financial Group, Inc.	77,997
7,203	Mr Cooper Group, Inc.*	52,798
676	MSB Financial Corp.	8,274
4,642	NMI Holdings, Inc., Class A*	53,894
5,278	Northfield Bancorp, Inc.	59,061
8,996	Northwest Bancshares, Inc.	104,084
4,913	Oceanfirst Financial Corp.	78,166
198	Oconee Federal Financial Corp.	3,615
16,927	Ocwen Financial Corp.*	8,464

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
2,010	PCSB Financial Corp.	$28,120
6,013	PennyMac Financial Services, Inc.	132,947
1,677	Provident Financial Holdings, Inc.	25,541
2,873	Provident Financial Services, Inc.	36,947
1,685	Prudential Bancorp, Inc.	24,938
1,982	Riverview Bancorp, Inc.	9,930
3,176	Security National Financial Corp., Class A*	13,562
671	Severn Bancorp, Inc.	4,308
707	Southern Missouri Bancorp, Inc.	17,159
1,053	Sterling Bancorp, Inc.	4,528
1,815	Territorial Bancorp, Inc.	44,558
7,314	TrustCo Bank Corp NY	39,569
6,964	Washington Federal, Inc.	180,784
3,389	Waterstone Financial, Inc.	49,276
4,268	Wawlker & Dunlop, Inc.	171,871
3,601	Western New England BanCorp, Inc.	24,343
5,034	WSFS Financial Corp.	125,447
35	WVS Financial Corp.	462

		2,745,083

Tobacco (0.2%):
1,419	Pyxus International, Inc.*^	4,413
491	Turning Point Brands, Inc.	10,365
975	Universal Corp.	43,105
17,578	Vector Group, Ltd.	165,585

		223,468

Trading Companies & Distributors (1.3%):
311	AeroCentury Corp.*	311
3,434	Air Lease Corp.	76,029
4,868	Applied Industrial Technologies, Inc.	222,564
8,168	Beacon Roofing Supply, Inc.*	135,099
5,882	BMC Stock Holdings, Inc.*	104,288
1,906	CAI International, Inc.*	26,951
2,504	DXP Enterprises, Inc.*	30,699
1,463	EVI Industries, Inc.*^	23,086
2,365	GATX Corp.	147,954
120	GMS, Inc.*	1,888
1,239	H&E Equipment Services, Inc.	18,189
1,516	Herc Holdings, Inc.*	31,017
4,781	Huttig Building Products, Inc.*	3,347
2,472	Kaman Corp., Class A	95,098
989	Lawson Products, Inc.*	26,426
4,569	MRC Global, Inc.*	19,464
1,136	MSC Industrial Direct Co., Inc., Class A	62,446
7,964	NOW, Inc.*	41,094
2,681	Rush Enterprises, Inc., Class A	85,578
2,476	SiteOne Landscape Supply, Inc.*	182,283
3,203	Systemax, Inc.	56,789
7,847	Textainer Group Holdings, Ltd.*	64,502
2,765	Titan Machinery, Inc.*	24,028
577	Transcat, Inc.*	15,291
5,731	Triton International, Ltd.	148,261
5,651	Univar Solutions, Inc.*	60,579
2,676	Veritiv Corp.*	21,033
3,460	WESCO International, Inc.*	79,061

		1,803,355

Transportation Infrastructure (0.1%):
3,917	Macquarie Infrastructure Corp.	98,904

Water Utilities (0.8%):
4,485	American States Water Co.	366,603
1,221	Artesian Resources Corp.	45,641
5,893	California Water Service Group	296,536
2,756	Consolidated Water Co., Ltd.	45,198
1,521	Middlesex Water Co.	91,443

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Water Utilities, continued
2,502	Pure Cycle Corp.*	$27,897
1,815	SJW Group	104,853
1,642	York Water Co. (The)	71,361

		1,049,532

Wireless Telecommunication Services (0.5%):
4,604	Boingo Wireless, Inc.*	48,848
6,518	Shenandoah Telecommunications Co.	321,012
2,722	Spok Holdings, Inc.	29,098
9,308	Telephone & Data Systems, Inc.	156,002
2,672	United States Cellular Corp.*	78,263

		633,223

Total Common Stocks (Cost $164,339,391)		133,915,578

Preferred Stocks (0.0%†):
Air Freight & Logistics (0.0%†):
38	Air T Funding, 8.00%, 6/7/49	722

Media (0.0%†):
430	GCI Liberty, Inc., Series A, 7.00%	9,899

Total Preferred Stocks (Cost $4,014)		10,621

Rights (0.0%†):
Biotechnology (0.0%†):
8,857	Achillion Pharm- CVR, Expires on 1/29/21*	4,074

Chemicals (0.0%†):
4,314	Schulman, Inc. CVR, Expires on 12/31/49*(a)	–

Diversified Financial Services (0.0%†):
6,056	NewStar Financial, Inc. CVR, Expires on 12/31/49*	4,367

Media (0.0%†):
21,894	Media General, Inc. CVR, Expires on 12/31/49*	2,069

Total Rights (Cost $10,055)		10,510

Short-Term Securities Held as Collateral for Securities on Loan (1.8%):
$2,453,647	BlackRock Liquidity FedFund, Institutional Class , 1.81%(b)(c)	2,453,647

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $2,453,647)		2,453,647

Unaffiliated Investment Companies (0.5%):

Money Markets (0.5%):
696,106	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.51%(c)	696,106

Total Unaffiliated Investment Companies (Cost $696,106)		696,106

Total Investment Securities
(Cost $167,503,213) - 102.1%		137,086,462
Net other assets (liabilities) - (2.1)%		(2,783,789)

Net Assets - 100.0%		$134,302,673

Percentages indicated are based on net assets as of March 31, 2020.

ADR	-	American Depository Receipt
CVR	-	Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $2,373,099.
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2020. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(c)	The rate represents the effective yield at March 31, 2020.

Amount Shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (3.8%):
$2,387,489	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	$2,477,998
1,640,000	Benchmark Mortgage Trust, Class A4, Series 2018-B7, 4.51%, 11/15/51	1,876,160
2,240,000	CarMax Auto Owner Trust, Class A3, Series 2020-1, 1.89%, 12/16/24, Callable 11/15/23 @ 100	2,227,540
4,488,918	Chesapeake Funding II LLC, Class A1, Series 2018-1A, 3.04%, 4/15/30(a)	4,440,094
1,174,000	Citibank Credit Card Issuance Trust, Class A7, Series 2018-A7, 3.96%, 10/15/30	1,284,384
3,760,000	Credit Acceptance Auto Loan Trust, Class A, Series 2019-3, 2.38%, 11/15/28(a)	3,637,656
4,730,000	Credit Acceptance Auto Loan Trust, Class A, Series 2018-3A, 3.55%, 8/15/27(a)	4,842,116
4,830,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2019-2, 3.06%, 4/15/26	4,649,127
4,810,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2019-4, 2.44%, 9/15/26	4,626,686
3,400,000	LoanCore Issuer, Ltd., Class A, Series 2018-CRE1, 1.83%(US0001M+113bps), 5/15/28, Callable 5/15/20 @ 100(a)	3,251,902
1,000,000	Navient Student Loan Trust, Class A2B, Series 2020-CA, 2.65%(US0001M+160bps), 11/15/68(a)	856,971
884,778	Navient Student Loan Trust, Class A2A, Series 2016-AA, 3.91%, 12/15/45, Callable 10/15/30 @ 100(a)	913,023
11,966	Navient Student Loan Trust, Class A, Series 2014-CTA, 1.40%(US0001M+70bps), 9/16/24, Callable 4/15/21 @ 100(a)	11,962
2,550,000	Navient Student Loan Trust, Class A2B, Series 2019-D, 1.75%(US0001M+105bps), 12/15/59, Callable 3/15/30 @ 100(a)	2,395,114
461,000	Navient Student Loan Trust, Class A2, Series 2018-EA, 4.00%, 12/15/59, Callable 7/15/26 @ 100(a)	476,781
2,440,000	Nissan Master Owner Trust Receivables, Class A, Series 2019-B, 1.13%(US0001M+43bps), 11/15/23	2,430,700
3,770,000	Nissan Master Owner Trust Receivables, Class A, Series 2019-A, 1.26%(US0001M+56bps), 2/15/24	3,575,873
139,568	SMB Private Education Loan Trust, Class A2A, Series 2016-A, 2.70%, 5/15/31(a)(b)	139,554

Principal Amount		Fair Value
Asset Backed Securities, continued
$3,630,929	SMB Private Education Loan Trust, Class A2A, Series 2018-B, 3.60%, 1/15/37(a)	$3,735,747
1,199,268	SMB Private Education Loan Trust, Class A2A, Series 2017-B, 2.82%, 10/15/35(a)	1,203,604
719,561	SMB Private Education Loan Trust, Class A2B, Series 2017-B, 1.45%(US0001M+75bps), 10/15/35(a)	673,149
237,486	SMB Private Education Loan Trust, Class A2A, Series 2015-B, 2.98%, 7/15/27, Callable 8/15/27 @ 100(a)	238,118
1,644,769	SMB Private Education Loan Trust, Class A2A, Series 2017-A, 2.88%, 9/15/34(a)	1,633,479
410,000	SMB Private Education Loan Trust, Class A2B, Series 2020-A, 2.51%(US0001M+83bps), 9/15/37, Callable 2/15/29 @ 100(a)	360,946
1,194,834	SoFi Professional Loan Program, Class A2, Series 2015-d, 2.72%, 10/27/36, Callable 5/25/23 @ 100(a)	1,195,400
70,255	SoFi Professional Loan Program, Class A2B, Series 2016-D, 2.34%, 4/25/33, Callable 6/25/25 @ 100(a)	69,197
385,023	SoFi Professional Loan Program, Class A2, Series 2015-C, 2.51%, 8/25/33, Callable 4/25/22 @ 100(a)	380,742
5,850,000	SoFi Professional Loan Program, Class A2FX, Series 2017-F, 2.84%, 1/25/41, Callable 8/25/26 @ 100(a)	5,810,825
1,170,000	SoFi Professional Loan Program, Class A2FX, Series 2019-B, 3.09%, 8/17/48, Callable 3/15/28 @ 100(a)	1,183,166
1,700,000	SoFi Professional Loan Program, Class A2FX, Series 2020-A, 2.54%, 5/15/46, Callable 8/15/28 @ 100(a)	1,601,155
9,250,000	Westlake Automobile Receivables Trust, Class A2, Series 2020-1A, 1.44%, 9/15/23, Callable 4/15/23 @ 100(a)	9,046,874

Total Asset Backed Securities (Cost $72,222,277)		71,246,043

Collateralized Mortgage Obligations (5.8%):
4,840,000	Barclays Commercial Mortgage Trust, Class A, Series 2018-TALL, 1.43%(US0001M+72bps), 3/15/37(a)	4,489,101
2,697,000	Barclays Commercial Mortgage Trust, Class A4, Series 2019-C5, 3.06%, 11/15/52	2,787,970
668,000	Benchmark Mortgage Trust, Class C, Series 2019-B15, 3.84%, 12/15/72	562,550
1,250,000	Benchmark Mortgage Trust, Class B, Series 2019-B15, 3.56%, 12/15/72	1,158,825
1,332,000	BF Mortgage Trust, Class B, Series 2019-NYT, 2.10%(US0001M+140bps), 11/15/35(a)	1,303,842

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$4,125,000	BX Commercial Mortgage Trust, Class A, Series 2020-BXLP, 1.50%(US0001M+80bps), 12/15/29(a)	$3,815,336
2,494,551	BX Trust, Class A, Series 2019-XL, 1.62%(US0001M+92bps), 10/15/36(a)	2,373,066
551,000	BX Trust, Class D, Series 2019-OC11, 4.08%, 12/9/41(a)	475,623
1,242,000	BX Trust, Class A, Series 2019-OC11, 3.20%, 12/9/41(a)	1,263,735
603,000	Cantor Commercial Real Estate Lending, Class B, Series 2019-CF3, 3.50%, 1/15/53(b)	564,185
1,270,000	Cantor Commercial Real Estate Lending, Class A4, Series 2019-CF2, 2.62%, 11/15/52	1,264,412
1,251,063	Chase Home Lending Mortgage Trust, Class A11, Series 2019-ATR2, 1.85%(US0001M+90bps), 7/25/49, Callable 5/25/23 @ 100(a)	1,186,192
3,554,978	CIM Trust, Class A11, Series 2019-INV3, 2.58%(US0001M+100bps), 8/25/49, Callable 1/25/26 @ 100(a)	3,261,711
3,360,000	Cityline Commercial Mortgage Trust, Class A, Series 2016-CLNE, 2.78%, 11/10/31(a)(b)	3,418,565
667,000	Commercial Mortgage Loan Trust, Class A5, Series 2015-CR24, 3.70%, 8/10/48	709,368
1,279,058	Commercial Mortgage Loan Trust, Class AM, Series 2013-CR7, 3.31%, 3/10/46, Callable 4/6/23 @ 100(a)	1,295,852
1,015,000	Commercial Mortgage Loan Trust, Class D, Series 2013-WWP, 3.90%, 3/10/31(a)	1,048,231
3,075,000	Commercial Mortgage Loan Trust, Class A4, Series 2015-CCRE26, 3.63%, 10/10/48	3,259,285
3,870,000	Cosmopolitan Hotel Trust, Class A, Series 2017-CSMO, 1.63%(US0001M+93bps), 11/15/36(a)	3,241,125
2,152,000	CSAIL Commercial Mortgage Trust, Class A5, Series 2019-C17, 3.02%, 9/15/52	2,180,105
2,760,000	CSAIL Commercial Mortgage Trust, Class A5, Series 2018-CX11, 4.03%, 4/15/51(b)	3,025,181
1,580,000	CSAIL Commercial Mortgage Trust, Class A4, Series 2019-C15, 4.05%, 3/15/52	1,688,688
2,478,492	Flagstar Mortgage Trust, Class A11, Series 2019-1, 1.90%(US0001M+95bps), 10/25/49, Callable 2/25/25 @ 100(a)	2,294,695
1,380,070	FRESB Multifamily Mortgage Pass Through, Class A10H, Series 2019-SB60, 3.50%(US0001M+350bps), 1/25/39, Callable 12/1/28 @ 100	1,526,413

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$2,315,000	GS Mortgage Securities Trust, Class B, Series 2019-SOHO, 1.85%(US0001M+115bps), 6/15/36(a)	$2,082,597
2,462,000	GS Mortgage Securities Trust, Class A4, Series 2019-GSA1, 3.05%, 11/10/52	2,465,348
1,525,000	IMT Trust, Class BFX, Series 2017-APTS, 3.50%, 6/15/34(a)(b)	1,530,948
1,943,485	JP Morgan Mortgage Trust, Class A11, Series 2019-INV3, 2.63%(US0001M+100bps), 5/25/50, Callable 6/25/29 @ 100(a)	1,862,911
1,962,069	JP Morgan Mortgage Trust, Class A6, Series 2017-2, 3.00%, 5/25/47, Callable 3/25/30 @ 100(a)(b)	1,914,449
2,902,920	JP Morgan Mortgage Trust, Class A11, Series 2019-LTV3, 2.48%(US0001M+85bps), 2/25/50, Callable 9/25/23 @ 100(a)	2,767,022
1,120,000	JP Morgan Mortgage Trust, Class A5, Series 2019-LTV3, 3.50%, 2/25/50, Callable 9/25/23 @ 100(a)(b)	1,094,247
2,770,351	JP Morgan Mortgage Trust, Class A4, Series 2017-1, 3.50%, 1/25/47, Callable 2/25/34 @ 100(a)(b)	2,748,328
1,871,834	JP Morgan Mortgage Trust, Class A6, Series 2017-4, 3.00%, 11/25/48, Callable 2/25/25 @ 100(a)(b)	1,834,655
2,050,784	JP Morgan Mortgage Trust, Class A11, Series 2020-LTV1, 2.63%(US0001M+100bps), 6/25/50, Callable 5/25/32 @ 100(a)	1,985,239
2,673,165	JP Morgan Mortgage Trust, Class A11, Series 2019-INV2, 1.85%(US0001M+90bps), 2/25/50, Callable 12/25/24 @ 100(a)	2,553,968
1,164,653	JP Morgan Mortgage Trust, Class A11, Series 2019-7, 1.85%(US0001M+90bps), 2/25/50, Callable 2/25/23 @ 100(a)	1,106,083
2,985,000	JPMDB Commercial Mortgage Securities Trust, Class A5, Series 2017-C5, 3.69%, 3/15/50	3,213,293
4,829,171	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4FX, Series 2012-CBX, 3.48%, 6/15/45(a)	4,888,523
233,553	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.91%, 5/5/30(a)	238,355
2,904,000	KNDL Mortgage Trust, Class A, Series 2019-KNSQ, 1.50%(US0001M+80bps), 5/15/36(a)	2,696,654
149,132	Latitude Management Real Estate Capital, Class A, Series 2016-CRE2, 3.33%(US0001M+170bps), 11/24/31(a)	147,951

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,300,000	Morgan Stanley Bank of America Merrill Lynch Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48	$1,350,635
864,757	Morgan Stanley Capital I Trust, Class A4, Series 2019-H6, 3.42%, 6/15/52	921,252
1,740,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/33(a)	1,773,478
1,540,000	Morgan Stanley Capital I Trust, Class A4, Series 2016-BNK2, 3.05%, 11/15/49	1,562,869
1,563,000	Morgan Stanley Capital I Trust, Class A, Series 2019-NUGS, 2.45%(US0001M+95bps), 12/15/36(a)	1,448,166
3,830,409	One Lincoln Street Commercial Mortgage, Class A1, Series 2004-C3, 5.72%, 10/15/30(a)(b)	4,280,520
2,764,316	Seasoned Credit Risk Transfer Trust, Class MA, Series 2019-2, 3.50%, 8/25/58	2,647,426
1,401,248	Seasoned Credit Risk Transfer Trust, Class MA, Series 2018-2, 3.50%, 11/25/57, Callable 8/25/41 @ 100	1,365,389
125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48	126,540
194,286	SMB Private Education Loan Trust, Class A2A, Series 2016-B, 2.43%, 2/17/32(a)(b)	192,864
388,839	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL, 1.76%(US0001M+75bps), 11/11/34(a)	363,828
1,857,000	UBS Commercial Mortgage Trust, Class A4, Series 2019-C18, 3.04%, 12/15/52	1,873,453
1,460,000	VNO Mortgage Trust, Class A, Series 2013-PENN, 3.81%, 12/13/29(a)	1,459,007
975,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-C28, 3.54%, 5/15/48	1,019,138
10,206,014	Wells Fargo Commercial Mortgage Trust, Class XA, Series 2016-LC25, 0.98%, 12/15/59(b)	443,451
1,635,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48	1,718,025
1,250,000	Wells Fargo Commercial Mortgage Trust, Class AS, Series 2015-NXS1, 3.41%, 5/15/48	1,269,900
940,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2018-C46, 4.15%, 8/15/51	1,052,706

Total Collateralized Mortgage Obligations (Cost $111,797,675)		108,193,274

Principal Amount		Fair Value
Corporate Bonds (24.8%):
Aerospace & Defense (1.3%):
$1,315,000	BAE Systems Holdings, Inc., 2.85%, 12/15/20, Callable 11/15/20 @ 100(a)	$1,310,119
1,784,000	BAE Systems Holdings, Inc., 3.80%, 10/7/24(a)	1,808,633
245,000	BAE Systems Holdings, Inc., 3.85%, 12/15/25, Callable 9/15/25 @ 100(a)	249,994
485,000	General Dynamics Corp., 3.75%, 5/15/28, Callable 2/15/28 @ 100	517,637
129,000	Harris Corp., 3.83%, 4/27/25, Callable 1/27/25 @ 100	134,204
2,056,000	Harris Corp., 4.40%, 6/15/28, Callable 3/15/28 @ 100	2,193,242
1,057,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25, Callable 11/15/20 @ 102.5(a)	1,062,285
1,517,000	Huntington Ingalls Industries, Inc., 3.48%, 12/1/27, Callable 9/1/27 @ 100	1,494,245
387,000	Huntington Ingalls Industries, Inc., 4.20%, 5/1/30, Callable 2/1/30 @ 100(a)	397,254
110,000	L3harris Technologies, Inc., 3.95%, 5/28/24, Callable 2/28/24 @ 100(a)	116,309
1,715,000	L3harris Technologies, Inc., 3.85%, 12/15/26, Callable 9/15/26 @ 100(a)	1,767,899
1,667,000	Lockheed Martin Corp., 2.90%, 3/1/25, Callable 12/1/24 @ 100	1,681,965
338,000	Lockheed Martin Corp., 3.60%, 3/1/35, Callable 9/1/34 @ 100	371,658
884,000	Lockheed Martin Corp., 4.07%, 12/15/42	1,024,087
398,000	Northrop Grumman Corp., 2.08%, 10/15/20	396,285
4,245,000	Northrop Grumman Corp., 2.93%, 1/15/25, Callable 11/15/24 @ 100	4,302,101
916,000	Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	953,769
280,000	Raytheon Co., 7.20%, 8/15/27	358,948
115,000	Raytheon Co., 7.00%, 11/1/28	149,375
415,000	Raytheon Co., 4.20%, 12/15/44, Callable 6/15/44 @ 100	464,624
280,000	Rockwell Collins, Inc., 3.20%, 3/15/24, Callable 1/15/24 @ 100	288,578
229,000	Textron, Inc., 4.00%, 3/15/26, Callable 12/15/25 @ 100	231,367
90,000	Textron, Inc., 3.65%, 3/15/27, Callable 12/15/26 @ 100	87,544
1,098,000	Textron, Inc., 3.90%, 9/17/29, Callable 6/17/29 @ 100	1,065,882
31,000	United Technologies Corp., 4.45%, 11/16/38, Callable 5/16/38 @ 100	34,839
427,000	United Technologies Corp., 4.50%, 6/1/42	494,494
270,000	United Technologies Corp., 4.15%, 5/15/45, Callable 11/16/44 @ 100	293,455
301,000	United Technologies Corp., 4.05%, 5/4/47, Callable 11/4/46 @ 100	329,755
499,000	United Technologies Corp., 4.63%, 11/16/48, Callable 5/16/48 @ 100	588,880

		24,169,427

Air Freight & Logistics (0.2%):
637,000	FedEx Corp., 3.10%, 8/5/29, Callable 5/5/29 @ 100	627,995
296,000	FedEx Corp., 3.88%, 8/1/42	260,801

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Air Freight & Logistics, continued
$401,000	FedEx Corp., 5.10%, 1/15/44	$397,228
5,000	FedEx Corp., 4.40%, 1/15/47, Callable 7/15/46 @ 100	4,506
695,000	United Parcel Service, Inc., 0.38%, 11/15/23, Callable 8/15/23 @ 100	755,416
994,000	United Parcel Service, Inc., 3.40%, 3/15/29, Callable 12/15/28 @ 100	1,038,731
433,000	United Parcel Service, Inc., 2.50%, 9/1/29, Callable 6/1/29 @ 100	403,709

		3,488,386

Airlines (0.5%):
8,923	American Airlines Pass Through Trust, Class B, Series 2014-1, 4.38%, 10/1/22	8,209
984,486	American Airlines Pass Through Trust, Class B, Series 2015-2, 4.40%, 3/22/25	804,817
403,006	American Airlines Pass Through Trust, Class B, Series 2016-1, 5.25%, 7/15/25	344,570
91,235	American Airlines Pass Through Trust, Class B, Series 2017-1, 4.95%, 8/15/26	78,462
10,702	American Airlines Pass Through Trust, Class B, Series 2016-3, 3.75%, 4/15/27	7,438
212,085	American Airlines Pass Through Trust, Class B, Series 2017-2, 3.70%, 4/15/27	188,756
537,393	American Airlines Pass Through Trust, Class AA, Series 2015-2, 3.60%, 3/22/29	492,972
773,912	American Airlines Pass Through Trust, Class B, Series 2019-1, 3.85%, 8/15/29	577,782
231,570	American Airlines Pass Through Trust, Class AA, Series 2016-2, 3.20%, 12/15/29	210,536
464,702	American Airlines Pass Through Trust, Class AA, Series 2016-3, 3.00%, 4/15/30	405,581
184,993	American Airlines Pass Through Trust, Class AA, Series 2017-1, 3.65%, 8/15/30	168,661
723,683	American Airlines Pass Through Trust, Series 2019-1, 3.15%, 8/15/33	628,627
1,934,000	British Airways Pass Through Trust, Class A, Series 2019-1, 3.35%, 12/15/30(a)	1,924,331
1,074,499	British Airways Pass Through Trust, Class AA, Series 2019-1, 3.30%, 6/15/34(a)	1,069,127
71,000	Delta Airlines Pass Through Trust, 3.63%, 3/15/22, Callable 2/15/22 @ 100	66,385
505,000	Delta Airlines Pass Through Trust, Class AA, Series 2019-1, 3.20%, 10/25/25	486,940
396,000	Southwest Airlines Co., 2.75%, 11/16/22, Callable 10/16/22 @ 100	365,941
11,795	United Airlines Pass Through Trust, Class B, Series 2014-1, 4.75%, 10/11/23	10,995

Principal Amount		Fair Value
Corporate Bonds, continued
Airlines, continued
$58,669	United Airlines Pass Through Trust, Class B, Series 2014-2, 4.63%, 3/3/24	$59,627
8,287	United Airlines Pass Through Trust, Class B, Series 2016-2, 3.65%, 4/7/27	7,720
58,009	United Airlines Pass Through Trust, Class B, Series 2016-1, 3.65%, 7/7/27	47,890
322,327	United Airlines Pass Through Trust, Class B, Series 2018-1, 4.60%, 9/1/27	338,851
12,461	United Airlines Pass Through Trust, Class AA, Series 2015-1, 3.45%, 6/1/29	12,078
462,000	United Airlines Pass Through Trust, Class B, Series 2019-2, 3.50%, 11/1/29	483,083
50,349	United Airlines Pass Through Trust, Class AA, Series 2016-2, 3.10%, 1/7/30	45,917
201,212	United Airlines Pass Through Trust, Class AA, Series 2019-2, 2.88%, 4/7/30	180,088
233,257	United Airlines Pass Through Trust, Class AA, Series 2018-1, 3.50%, 9/1/31	249,475
373,309	United Airlines Pass Through Trust, Class AA, Series 2016-1, 4.15%, 2/25/33	339,330
505,000	United Airlines Pass Through Trust, Class AA, Series 2019-2, 2.70%, 11/1/33	488,886
20,226	US Airways Pass Through Trust, Class B, Series 2012-2, 6.75%, 12/3/22	19,796
64,629	US Airways Pass Through Trust, Class B, Series 2013-1, 5.38%, 5/15/23	63,094

		10,175,965

Auto Components (0.0%†):
45,000	Lear Corp., 5.25%, 5/15/49, Callable 11/15/48 @ 100	38,476

Automobiles (0.4%):
2,575,000	Daimler Finance North America LLC, 2.70%, 8/3/20(a)	2,558,664
335,000	Daimler Finance North America LLC, 3.75%, 11/5/21(a)	326,632
1,330,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21(a)	1,310,050
1,390,000	Volkswagen Group of America Finance LLC, 2.40%, 5/22/20(a)	1,385,941
520,000	Volkswagen Group of America Finance LLC, 2.50%, 9/24/21(a)	507,543
650,000	Volkswagen Group of America Finance LLC, 2.70%, 9/26/22(a)	624,252

		6,713,082

Banks (3.9%):
7,430,000	Bank of America Corp., Series G, 2.37%(US0003M+66bps), 7/21/21, Callable 7/21/20 @ 100	7,425,905
357,000	Bank of America Corp., 4.10%, 7/24/23	377,564

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$4,058,000	Bank of America Corp., 3.55%(US0003M+78bps), 3/5/24, Callable 3/5/23 @ 100	$4,190,943
10,000	Bank of America Corp., 4.00%, 4/1/24, MTN	10,608
2,071,000	Bank of America Corp., 3.86%(US0003M+94bps), 7/23/24, Callable 7/23/23 @ 100	2,168,786
452,000	Bank of America Corp., 4.20%, 8/26/24, MTN	478,598
304,000	Bank of America Corp., 4.00%, 1/22/25, MTN	318,452
2,525,000	Bank of America Corp., 3.46%(US0003M+97bps), 3/15/25, Callable 3/15/24 @ 100, MTN	2,639,415
317,000	Bank of America Corp., Series L, 3.95%, 4/21/25, MTN	332,340
526,000	Bank of America Corp., 3.88%, 8/1/25, MTN	563,226
71,000	Bank of America Corp., 3.09%(US0003M+109bps), 10/1/25, Callable 10/1/24 @ 100	72,182
270,000	Bank of America Corp., 2.46%(US0003M+87bps), 10/22/25, Callable 10/22/24 @ 100, MTN	269,254
1,447,000	Bank of America Corp., Series G, 4.45%, 3/3/26	1,555,053
102,000	Bank of America Corp., Series G, 3.50%, 4/19/26	108,542
2,548,000	Bank of America Corp., 3.56%(US0003M+106bps), 4/23/27, Callable 4/23/26 @ 100, MTN	2,663,391
2,714,000	Bank of America Corp., 3.82%(US0003M+158bps), 1/20/28, Callable 1/20/27 @ 100, MTN	2,823,035
3,117,000	Bank of America Corp., 3.71%(US0003M+151bps), 4/24/28, Callable 4/24/27 @ 100	3,192,128
197,000	Bank of America Corp., Series G, 3.59%(US0003M+137bps), 7/21/28, Callable 7/21/27 @ 100	204,406
704,000	Bank of America Corp., 3.97%(US0003M+107bps), 3/5/29, Callable 3/5/28 @ 100, MTN	756,086
505,000	Bank of America Corp., 5.87%(US0003M+293bps), 12/31/99, Callable 3/15/28 @ 100	511,944
1,100,000	Citibank NA, Series B, 2.10%, 6/12/20, Callable 5/12/20 @ 100	1,095,875
870,000	Citigroup, Inc., 2.31%, 11/4/22, Callable 11/4/21 @ 100	866,216
604,000	Citigroup, Inc., 4.40%, 6/10/25	632,653
50,000	Citigroup, Inc., 4.60%, 3/9/26	53,028
362,000	Citigroup, Inc., 3.20%, 10/21/26, Callable 7/21/26 @ 100	373,672
525,000	Citigroup, Inc., 4.45%, 9/29/27	542,876
1,359,000	Citigroup, Inc., 3.67%(US0003M+139bps), 7/24/28, Callable 7/24/27 @ 100	1,405,962
965,000	Citizens Bank NA, 2.20%, 5/26/20, Callable 5/4/20 @ 100	962,588
435,000	HSBC USA, Inc., 5.00%, 9/27/20	438,263
505,000	JPMorgan Chase & Co., 2.63%, 4/23/21, MTN(a)	565,459

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$23,000	JPMorgan Chase & Co., 4.63%, 5/10/21	$23,572
709,000	JPMorgan Chase & Co., 2.30%, 8/15/21, Callable 8/15/20 @ 100	707,732
62,000	JPMorgan Chase & Co., 3.21%(US0003M+70bps), 4/1/23, Callable 4/1/22 @ 100	62,982
2,679,000	JPMorgan Chase & Co., 2.78%(US0003M+94bps), 4/25/23, Callable 4/25/22 @ 100	2,702,495
51,000	JPMorgan Chase & Co., 4.02%(US0003M+100bps), 12/5/24, Callable 12/5/23 @ 100	54,025
1,096,000	JPMorgan Chase & Co., 3.22%(US0003M+116bps), 3/1/25, Callable 3/1/24 @ 100	1,127,190
406,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100	422,332
4,693,000	JPMorgan Chase & Co., 3.78%(US0003M+134bps), 2/1/28, Callable 2/1/27 @ 100	5,031,665
3,192,000	JPMorgan Chase & Co., 3.54%(US0003M+138bps), 5/1/28, Callable 5/1/27 @ 100	3,300,428
2,319,000	JPMorgan Chase & Co., 4.00%(US0003M+112bps), 4/23/29, Callable 4/23/28 @ 100	2,496,253
890,000	JPMorgan Chase & Co., 4.45%(US0003M+133bps), 12/5/29, Callable 12/5/28 @ 100	994,680
2,390,000	JPMorgan Chase & Co., 3.70%(US0003M+116bps), 5/6/30, Callable 5/6/29 @ 100	2,565,283
525,000	JPMorgan Chase & Co., Series H, 4.60%(SOFR+313bps), 12/31/99, Callable 2/1/25 @ 100	462,000
250,000	KeyBank NA, Series B, 3.35%, 6/15/21	251,702
6,000	SunTrust Bank, 3.53%(US0003M+50bps), 10/26/21, Callable 10/26/20 @ 100	5,962
356,000	Synovus Financial Corp., 3.13%, 11/1/22, Callable 10/1/22 @ 100	357,150
370,000	Truist Bank, 2.80%, 5/17/22, Callable 4/17/22 @ 100	374,717
300,000	Truist Bank, 3.50%(US0003M+59bps), 8/2/22, Callable 8/2/21 @ 100	301,357
204,000	US BanCorp, 2.35%, 1/29/21, Callable 12/29/20 @ 100, MTN	203,474
569,000	US BanCorp, 2.40%, 7/30/24, Callable 6/28/24 @ 100	567,888
75,000	US BanCorp, 3.10%, 4/27/26, Callable 3/27/26 @ 100, MTN	76,270
10,000	Wells Fargo & Co., 2.50%, 3/4/21	10,041
900,000	Wells Fargo & Co., 1.13%, 10/29/21, MTN(a)	982,949
6,000	Wells Fargo & Co., 3.50%, 3/8/22	6,106
2,225,000	Wells Fargo & Co., 3.75%, 1/24/24, Callable 12/24/23 @ 100, MTN	2,348,619
361,000	Wells Fargo & Co., 3.00%, 2/19/25	373,330
780,000	Wells Fargo & Co., 3.55%, 9/29/25, MTN	818,843

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$458,000	Wells Fargo & Co., 2.41%(US0003M+83bps), 10/30/25, Callable 10/30/24 @ 100, MTN	$452,275
2,579,000	Wells Fargo & Co., 3.00%, 4/22/26	2,649,832
852,000	Wells Fargo & Co., 3.00%, 10/23/26	871,079
1,840,000	Wells Fargo & Co., 3.58%(US0003M+131bps), 5/22/28, Callable 5/22/27 @ 100, MTN	1,875,334
280,000	Wells Fargo Bank NA, 3.63%, 10/22/21, Callable 9/21/21 @ 100	287,637
330,000	Zions Bancorp NA, 3.50%, 8/27/21	341,528

		70,705,180

Beverages (0.6%):
5,120,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	5,328,757
1,041,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46, Callable 8/1/45 @ 100	1,131,530
1,710,000	Coca-Cola Co. (The), 1.13%, 9/22/22	1,901,108
1,235,000	Coca-Cola Co. (The), 0.75%, 3/9/23, Callable 12/9/22 @ 100	1,360,468
20,000	Keurig Dr Pepper, Inc., 3.55%, 5/25/21	20,227
647,000	PepsiCo, Inc., 3.38%, 7/29/49, Callable 1/29/49 @ 100	725,896

		10,467,986

Biotechnology (0.5%):
112,000	AbbVie, Inc., 2.30%, 5/14/21, Callable 4/14/21 @ 100	111,963
167,000	AbbVie, Inc., 3.38%, 11/14/21	169,275
160,000	AbbVie, Inc., 1.38%, 5/17/24, Callable 2/17/24 @ 100	176,569
430,000	AbbVie, Inc., 3.60%, 5/14/25, Callable 2/14/25 @ 100	450,391
997,000	AbbVie, Inc., 3.20%, 5/14/26, Callable 2/14/26 @ 100	1,018,540
1,138,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	1,254,558
388,000	AbbVie, Inc., 4.70%, 5/14/45, Callable 11/14/44 @ 100	434,917
8,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	8,645
305,000	AbbVie, Inc., 4.88%, 11/14/48, Callable 5/14/48 @ 100	350,560
293,000	Amgen, Inc., 3.63%, 5/15/22, Callable 2/15/22 @ 100	300,283
1,121,000	Amgen, Inc., 2.45%, 2/21/30, Callable 11/21/29 @ 100	1,110,778
635,000	Amgen, Inc., 5.15%, 11/15/41, Callable 5/15/41 @ 100	660,779
94,000	Amgen, Inc., 5.65%, 6/15/42, Callable 12/15/41 @ 100	131,565
889,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	1,041,841
176,000	Gilead Sciences, Inc., 3.50%, 2/1/25, Callable 11/1/24 @ 100	188,181
83,000	Gilead Sciences, Inc., 3.65%, 3/1/26, Callable 12/1/25 @ 100	90,396
210,000	Gilead Sciences, Inc., 2.95%, 3/1/27, Callable 12/1/26 @ 100	215,946

Principal Amount		Fair Value
Corporate Bonds, continued
Biotechnology, continued
$769,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	$967,672

		8,682,859

Building Products (0.0%†):
297,000	Owens Corning, 4.30%, 7/15/47, Callable 1/15/47 @ 100	262,926

Capital Markets (1.4%):
50,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	46,438
2,221,000	Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	1,908,614
866,000	Bank of New York Mellon Corp. (The), 3.44%(US0003M+107bps), 2/7/28, Callable 2/7/27 @ 100, MTN	898,472
370,000	Bank of New York Mellon Corp. (The), 4.62%(US0003M+313bps), 12/29/49, Callable 9/20/26 @ 100	327,450
537,000	Charles Schwab Corp. (The), 3.25%, 5/22/29, Callable 2/22/29 @ 100	532,224
1,435,000	Charles Schwab Corp. (The), Series E, 4.62%(US0003M+332bps), 12/29/49, Callable 3/1/22 @ 100	1,248,450
60,000	E*TRADE Financial Corp., 3.80%, 8/24/27, Callable 5/24/27 @ 100	59,546
109,000	Goldman Sachs Group, Inc. (The), 5.25%, 7/27/21	112,794
210,000	Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	223,056
913,000	Goldman Sachs Group, Inc. (The), 3.00%, 4/26/22, Callable 4/26/21 @ 100	918,067
355,000	Goldman Sachs Group, Inc. (The), 2.56%(US0003M+78bps), 10/31/22, Callable 10/31/21 @ 100	341,710
2,770,000	Goldman Sachs Group, Inc. (The), 2.88%(US0003M+82bps), 10/31/22, Callable 10/31/21 @ 100	2,784,579
1,460,000	Goldman Sachs Group, Inc. (The), 0.16%(EUR003M+55bps), 4/21/23, Callable 4/21/22 @ 100, MTN(a)	1,499,327
55,000	Goldman Sachs Group, Inc. (The), 3.63%, 2/20/24, Callable 1/20/24 @ 100^	56,871
195,000	Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24, Callable 4/8/24 @ 100, MTN	203,479
337,000	Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25, Callable 10/23/24 @ 100	345,310
69,000	Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25, Callable 2/22/25 @ 100	71,397
1,633,000	Goldman Sachs Group, Inc. (The), 3.75%, 2/25/26, Callable 11/25/25 @ 100	1,700,082
425,000	Goldman Sachs Group, Inc. (The), 2.86%(US0003M+117bps), 5/15/26, Callable 5/15/25 @ 100	378,625
169,000	Goldman Sachs Group, Inc. (The), 3.85%, 1/26/27, Callable 1/26/26 @ 100	174,549
1,477,000	Goldman Sachs Group, Inc. (The), 3.69%(US0003M+151bps), 6/5/28, Callable 6/5/27 @ 100	1,513,415

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$108,000	Intercontinental Exchange, Inc., 3.75%, 9/21/28, Callable 6/21/28 @ 100	$114,843
305,000	Moody’s Corp., 4.25%, 2/1/29, Callable 11/1/28 @ 100	347,246
580,000	Morgan Stanley, Series F, 3.88%, 4/29/24	606,797
491,000	Morgan Stanley, Series G, 3.70%, 10/23/24, MTN	518,561
3,684,000	Morgan Stanley, 3.63%, 1/20/27	3,918,357
1,620,000	Morgan Stanley, 3.77%(US0003M+114bps), 1/24/29, Callable 1/24/28 @ 100	1,691,586
956,000	Morgan Stanley, 2.70%, 1/22/31, Callable 1/22/30 @ 100, MTN	917,369
666,000	State Street Corp., Series F, 5.25%(US0003M+360bps), 12/31/49, Callable 9/15/20 @ 100	586,080
1,415,000	State Street Corp., Series H, 5.62%(US0003M+254bps), 12/31/99, Callable 12/15/23 @ 100	1,231,421

		25,276,715

Chemicals (0.4%):
15,000	Dow Chemical Co. (The), 3.15%, 5/15/24, Callable 4/15/24 @ 100	14,021
226,000	Dow Chemical Co. (The), 4.55%, 11/30/25, Callable 9/30/25 @ 100	237,519
1,265,000	Dow Chemical Co. (The), 1.88%, 3/15/40, Callable 9/15/39 @ 100	1,105,548
1,770,000	DowDuPont, Inc., 4.49%, 11/15/25, Callable 9/15/25 @ 100	1,903,400
503,000	DowDuPont, Inc., 5.42%, 11/15/48, Callable 5/15/48 @ 100	573,928
265,000	Eastman Chemical Co., 3.50%, 12/1/21	264,559
330,000	Eastman Chemical Co., 3.80%, 3/15/25, Callable 12/15/24 @ 100	339,104
80,000	Ecolab, Inc., 4.35%, 12/8/21	81,226
312,000	Ecolab, Inc., 4.35%, 12/8/21	316,780
460,000	Ecolab, Inc., 2.38%, 8/10/22, Callable 7/10/22 @ 100	459,920
89,000	Ecolab, Inc., 4.80%, 3/24/30, Callable 12/24/29 @ 100	99,893
468,000	LYB International Finance BV, 4.88%, 3/15/44, Callable 9/15/43 @ 100	503,946
596,000	RPM International, Inc., 3.75%, 3/15/27, Callable 12/15/26 @ 100	601,746
328,000	Sherwin-Williams Co. (The), 4.00%, 12/15/42, Callable 6/15/42 @ 100	333,638
18,000	Sherwin-Williams Co. (The), 3.30%, 5/15/50, Callable 11/15/49 @ 100	16,467

		6,851,695

Commercial Services & Supplies (0.2%):
32,000	Republic Services, Inc., 3.55%, 6/1/22, Callable 3/1/22 @ 100	32,834
205,000	Republic Services, Inc., 2.90%, 7/1/26, Callable 4/1/26 @ 100	207,803
909,000	Republic Services, Inc., 3.38%, 11/15/27, Callable 8/15/27 @ 100	921,611
1,004,000	Republic Services, Inc., 3.95%, 5/15/28, Callable 2/15/28 @ 100	1,086,955
17,000	Waste Management, Inc., 2.95%, 6/15/24, Callable 5/15/24 @ 100	17,220

Principal Amount		Fair Value
Corporate Bonds, continued
Commercial Services & Supplies, continued
$524,000	Waste Management, Inc., 4.00%, 7/15/39, Callable 1/15/39 @ 100	$554,366
1,094,000	Waste Management, Inc., 4.15%, 7/15/49, Callable 1/15/49 @ 100	1,300,349

		4,121,138

Communications Equipment (0.1%):
533,000	Motorola Solutions, Inc., 4.60%, 2/23/28, Callable 11/23/27 @ 100	544,064
1,210,000	Motorola Solutions, Inc., 4.60%, 5/23/29, Callable 2/23/29 @ 100	1,194,868
790,000	Motorola Solutions, Inc., 5.50%, 9/1/44	814,077

		2,553,009

Consumer Finance (1.2%):
55,000	American Express Co., 3.00%, 2/22/21, Callable 1/22/21 @ 100	54,861
69,000	American Express Co., 3.38%, 5/17/21, Callable 4/17/21 @ 100	69,934
28,000	American Express Co., 2.75%, 5/20/22, Callable 4/20/22 @ 100	28,316
560,000	American Express Co., 2.50%, 8/1/22, Callable 7/1/22 @ 100	563,441
35,000	American Express Co., 3.40%, 2/27/23, Callable 1/27/23 @ 100	36,107
400,000	American Express Co., 3.70%, 8/3/23, Callable 7/3/23 @ 100	420,150
1,290,000	American Express Co., 3.40%, 2/22/24, Callable 1/22/24 @ 100	1,345,154
2,541,000	American Express Co., 2.50%, 7/30/24, Callable 6/30/24 @ 100	2,552,228
7,000	American Express Co., 3.13%, 5/20/26, Callable 4/20/26 @ 100	7,107
740,000	American Honda Finance Corp., 1.38%, 11/10/22	811,132
110,000	American Honda Finance Corp., 0.55%, 3/17/23	117,698
500,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	497,699
500,000	Discover Bank, 4.65%, 9/13/28, Callable 6/13/28 @ 100	515,682
205,000	Discover Financial Services, 3.75%, 3/4/25, Callable 12/4/24 @ 100	202,343
512,000	General Motors Financial Co. ,Inc., 4.00%, 10/6/26, Callable 7/6/26 @ 100	418,126
1,710,000	General Motors Financial Co., Inc., 3.20%, 7/13/20, Callable 6/13/20 @ 100	1,701,450
2,010,000	General Motors Financial Co., Inc., 2.45%, 11/6/20	1,949,700
749,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	702,059
360,000	General Motors Financial Co., Inc., 3.45%, 1/14/22, Callable 12/14/21 @ 100	336,558
270,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100	250,407
160,000	General Motors Financial Co., Inc., 3.15%, 6/30/22, Callable 5/30/22 @ 100	144,463
330,000	General Motors Financial Co., Inc., 5.10%, 1/17/24, Callable 12/17/23 @ 100	303,383

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$112,000	General Motors Financial Co., Inc., 4.00%, 1/15/25, Callable 10/15/24 @ 100	$99,454
736,000	General Motors Financial Co., Inc., 5.25%, 3/1/26, Callable 12/1/25 @ 100	648,991
966,000	General Motors Financial Co., Inc., 4.35%, 1/17/27, Callable 10/17/26 @ 100	796,911
945,000	Hyundai Capital America, 2.55%, 4/3/20(a)	944,920
588,000	Hyundai Capital America, 3.00%, 10/30/20(a)	592,725
1,420,000	Hyundai Capital America, 3.95%, 2/1/22(a)	1,440,667
2,065,000	Hyundai Capital America, 2.38%, 2/10/23(a)	1,947,993
196,000	Synchrony Financial, 4.50%, 7/23/25, Callable 4/23/25 @ 100	191,466
940,000	Toyota Motor Credit Corp., 1.00%, 7/21/21(a)	1,023,040
465,000	Toyota Motor Credit Corp., 2.63%, 1/10/23, MTN	465,581
326,000	Toyota Motor Credit Corp., 3.20%, 1/11/27	332,983
198,000	Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	200,277

		21,713,006

Containers & Packaging (0.0%†):
28,000	International Paper Co., 4.40%, 8/15/47, Callable 2/15/47 @ 100	27,954
612,000	International Paper Co., 4.35%, 8/15/48, Callable 2/15/48 @ 100^	627,824

		655,778

Diversified Consumer Services (0.1%):
145,000	California Institute of Technology, 4.32%, 8/1/45	174,583
360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	477,161
114,000	Pres & Fellows of Harvar, 3.15%, 7/15/46, Callable 1/15/46 @ 100	116,945
575,000	Pres & Fellows of Harvar, 3.30%, 7/15/56, Callable 1/15/56 @ 100	585,383

		1,354,072

Diversified Financial Services (0.1%):
656,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	653,274
1,307,000	BP Capital Markets America, Inc., 3.41%, 2/11/26, Callable 12/11/25 @ 100	1,323,953
327,000	BP Capital Markets America, Inc., 3.12%, 5/4/26, Callable 2/4/26 @ 100	329,196

		2,306,423

Diversified Telecommunication Services (0.9%):
321,000	AT&T, Inc., 2.80%, 2/17/21, Callable 1/17/21 @ 100	322,304
2,000,000	AT&T, Inc., 1.93%, 11/27/22(a)(c)	1,901,235
549,000	AT&T, Inc., 4.25%, 3/1/27, Callable 12/1/26 @ 100	583,112
214,000	AT&T, Inc., 4.10%, 2/15/28, Callable 11/15/27 @ 100	224,420

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$255,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	$270,531
171,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	181,074
700,000	AT&T, Inc., 3.15%, 9/4/36, Callable 6/4/36 @ 100	785,479
159,000	AT&T, Inc., 6.00%, 8/15/40, Callable 5/15/40 @ 100	198,324
92,000	AT&T, Inc., 5.35%, 9/1/40	106,649
1,146,000	AT&T, Inc., 5.15%, 3/15/42	1,316,311
268,000	AT&T, Inc., 4.90%, 6/15/42	297,575
884,000	AT&T, Inc., 4.80%, 6/15/44, Callable 12/15/43 @ 100	964,736
397,000	AT&T, Inc., 4.35%, 6/15/45, Callable 12/15/44 @ 100	418,134
624,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	750,281
495,000	Verizon Communications, Inc., 0.50%, 6/2/22	541,299
1,789,000	Verizon Communications, Inc., 4.13%, 3/16/27	1,989,821
2,856,000	Verizon Communications, Inc., 4.27%, 1/15/36	3,327,973
1,365,000	Verizon Communications, Inc., 5.25%, 3/16/37	1,730,700
600,000	Verizon Communications, Inc., 2.88%, 1/15/38	670,066

		16,580,024

Electric Utilities (2.4%):
430,000	AEP Texas, Inc., 2.40%, 10/1/22, Callable 9/1/22 @ 100	432,017
108,000	AEP Texas, Inc., Series G, 4.15%, 5/1/49, Callable 11/1/48 @ 100	113,730
745,000	AEP Texas, Inc., Series H, 3.45%, 1/15/50, Callable 7/15/49 @ 100	675,484
640,000	AEP Transmission Co. LLC, 3.75%, 12/1/47, Callable 6/1/47 @ 100	644,863
281,000	AEP Transmission Co. LLC, 4.25%, 9/15/48, Callable 3/15/48 @ 100	300,903
20,000	AEP Transmission Co. LLC, 3.80%, 6/15/49, Callable 12/15/48 @ 100	20,164
585,000	AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable 3/15/49 @ 100	530,369
21,000	Alabama Power Co., 6.00%, 3/1/39	27,239
284,000	Alabama Power Co., 3.85%, 12/1/42	252,176
517,000	Alabama Power Co., 3.75%, 3/1/45, Callable 9/1/44 @ 100	532,039
94,000	Alabama Power Co., Series A, 4.30%, 7/15/48, Callable 1/15/48 @ 100	105,915
694,000	Alabama Power Co., 3.45%, 10/1/49, Callable 4/1/49 @ 100	703,957
430,000	Baltimore Gas & Electric Co., 2.80%, 8/15/22, Callable 5/15/22 @ 100	433,735
35,000	Baltimore Gas & Electric Co., 2.40%, 8/15/26, Callable 5/15/26 @ 100	33,365
205,000	Baltimore Gas & Electric Co., 3.50%, 8/15/46, Callable 2/15/46 @ 100	204,112
900,000	Baltimore Gas & Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	946,697

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$90,000	Baltimore Gas & Electric Co., 4.25%, 9/15/48, Callable 3/15/48 @ 100	$101,020
95,000	Baltimore Gas & Electric Co., 3.20%, 9/15/49, Callable 3/15/49 @ 100	84,002
85,000	Commonwealth Edison Co., 4.60%, 8/15/43, Callable 2/15/43 @ 100	98,174
816,000	Dayton Power & Light Co. (The), 3.95%, 6/15/49, Callable 12/15/48 @ 100(a)	829,326
145,000	DTE Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	152,052
119,000	DTE Electric Co., Series A, 4.05%, 5/15/48, Callable 11/15/47 @ 100	134,030
869,000	DTE Electric Co., 3.95%, 3/1/49, Callable 9/1/48 @ 100	939,123
118,000	Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable 12/1/44 @ 100	128,068
300,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48, Callable 9/15/47 @ 100	335,049
1,005,000	Duke Energy Carolinas LLC, 3.20%, 8/15/49, Callable 2/15/49 @ 100	1,006,933
29,000	Duke Energy Florida LLC, 3.80%, 7/15/28, Callable 4/15/28 @ 100	31,104
1,819,000	Duke Energy Florida LLC, 2.50%, 12/1/29, Callable 9/1/29 @ 100	1,799,757
434,000	Duke Energy Florida LLC, 6.40%, 6/15/38	625,581
646,000	Duke Energy Florida LLC, 3.40%, 10/1/46, Callable 4/1/46 @ 100	657,906
555,000	Duke Energy Ohio, Inc., 3.65%, 2/1/29, Callable 11/1/28 @ 100	595,106
645,000	Duke Energy Ohio, Inc., 3.70%, 6/15/46, Callable 12/15/45 @ 100	687,085
95,000	Duke Energy Progress LLC, 3.45%, 3/15/29, Callable 12/15/28 @ 100	100,365
606,000	Duke Energy Progress LLC, 4.20%, 8/15/45, Callable 2/15/45 @ 100	663,200
170,000	Duke Energy Progress LLC, 3.70%, 10/15/46, Callable 4/15/46 @ 100	181,779
255,000	Duke Energy Progress, Inc., 3.00%, 9/15/21, Callable 6/15/21 @ 100	258,207
220,000	Duke Energy Progress, Inc., 5.70%, 4/1/35	261,458
255,000	Duke Energy Progress, Inc., 4.10%, 5/15/42, Callable 11/15/41 @ 100	285,761
635,000	Duke Energy Progress, Inc., 4.10%, 3/15/43, Callable 9/15/42 @ 100	609,839
1,124,000	Edison International, 2.40%, 9/15/22, Callable 8/15/22 @ 100^	1,078,431
8,000	Edison International, 3.13%, 11/15/22, Callable 10/15/22 @ 100	8,297
161,000	Edison International, 3.55%, 11/15/24, Callable 10/15/24 @ 100	159,896
60,000	Entergy Arkansas LLC, 3.70%, 6/1/24, Callable 3/1/24 @ 100	62,726
112,000	Entergy Gulf States Louisiana LLC, 5.59%, 10/1/24	129,071
137,000	Entergy Louisiana LLC, 5.40%, 11/1/24	154,671
608,000	Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	674,896
287,000	Entergy Louisiana LLC, 2.90%, 3/15/51, Callable 9/15/50 @ 100	265,617

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$165,000	Entergy Texas, Inc., 4.00%, 3/30/29, Callable 12/30/28 @ 100	$179,460
337,000	Eversource Energy, Series L, 2.90%, 10/1/24, Callable 8/1/24 @ 100	330,624
15,000	Exelon Corp., 2.45%, 4/15/21, Callable 3/15/21 @ 100	14,872
241,000	Exelon Corp., 5.63%, 6/15/35	275,360
272,000	Exelon Corp., 4.95%, 6/15/35, Callable 12/15/34 @ 100	289,591
193,000	FirstEnergy Corp., 2.05%, 3/1/25, Callable 2/1/25 @ 100	180,822
329,000	FirstEnergy Corp., 2.65%, 3/1/30, Callable 12/1/29 @ 100	306,539
839,000	FirstEnergy Corp., Series C, 3.40%, 3/1/50, Callable 9/1/49 @ 100	809,108
329,000	FirstEnergy Transmission LLC, 4.35%, 1/15/25, Callable 10/15/24 @ 100(a)	334,321
303,000	FirstEnergy Transmission LLC, 5.45%, 7/15/44, Callable 1/15/44 @ 100(a)	353,799
990,000	FirstEnergy Transmission LLC, 4.55%, 4/1/49, Callable 10/1/48 @ 100(a)	990,246
4,815,000	Florida Power & Light Co., 2.14%(US0003M+40bps), 5/6/22, Callable 4/14/20 @ 100	4,575,925
380,000	Florida Power & Light Co., 3.13%, 12/1/25, Callable 6/1/25 @ 100	393,124
129,000	Florida Power & Light Co., 4.13%, 2/1/42, Callable 8/1/41 @ 100	146,155
310,000	Florida Power & Light Co., 4.05%, 6/1/42, Callable 12/1/41 @ 100	339,022
120,000	Florida Power & Light Co., 3.80%, 12/15/42, Callable 6/15/42 @ 100	126,081
590,000	Florida Power & Light Co., 3.95%, 3/1/48, Callable 9/1/47 @ 100	694,954
755,000	Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	780,798
130,000	ITC Holdings Corp., 2.70%, 11/15/22, Callable 10/15/22 @ 100	128,551
16,000	ITC Holdings Corp., 3.25%, 6/30/26, Callable 3/30/26 @ 100	16,171
658,000	MidAmerican Energy Co., 3.10%, 5/1/27, Callable 2/1/27 @ 100	674,449
1,639,000	MidAmerican Energy Co., 3.65%, 4/15/29, Callable 1/15/29 @ 100	1,760,563
399,000	MidAmerican Energy Co., 3.15%, 4/15/50, Callable 10/15/49 @ 100	406,083
295,000	Northern States Power Co., 3.60%, 9/15/47, Callable 3/15/47 @ 100	321,217
705,000	Northern States Power Co., 2.90%, 3/1/50, Callable 9/1/49 @ 100	663,792
330,000	NSTAR Electric Co., 3.20%, 5/15/27, Callable 2/15/27 @ 100	332,099
275,000	Ohio Power Co., Series G, 6.60%, 2/15/33	363,403
100,000	Ohio Power Co., 4.15%, 4/1/48, Callable 10/1/47 @ 100	106,265
530,000	Ohio Power Co., 4.00%, 6/1/49, Callable 12/1/48 @ 100	553,171
25,000	Oncor Electric Delivery Co. LLC, 7.00%, 9/1/22	26,902

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$1,729,000	Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28, Callable 8/15/28 @ 100	$1,849,570
220,000	Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29, Callable 12/15/28 @ 100	259,717
271,000	Oncor Electric Delivery Co. LLC, 3.80%, 9/30/47, Callable 3/30/47 @ 100	294,995
270,000	Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49, Callable 3/15/49 @ 100	268,375
64,000	PacifiCorp., 3.60%, 4/1/24, Callable 1/1/24 @ 100	63,984
356,000	PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	340,945
535,000	Public Service Electric & Gas Co., 3.65%, 9/1/28, Callable 6/1/28 @ 100	574,765
29,000	Public Service Electric & Gas Co., 3.20%, 5/15/29, Callable 2/15/29 @ 100, MTN	28,948
267,000	Public Service Electric & Gas Co., 3.85%, 5/1/49, Callable 11/1/48 @ 100, MTN	288,586
379,000	Southern California Edison Co., 2.25%, 6/1/30, Callable 3/1/30 @ 100	318,633
560,000	Tampa Electric Co., 2.60%, 9/15/22, Callable 6/15/22 @ 100	551,672
335,000	Tampa Electric Co., 4.30%, 6/15/48, Callable 12/15/47 @ 100	350,120
3,000	Tampa Electric Co., 4.45%, 6/15/49, Callable 12/15/48 @ 100	3,297
500,000	Virginia Electric & Power Co., 3.45%, 9/1/22, Callable 6/1/22 @ 100	489,414
622,000	Virginia Electric & Power Co., Series C, 2.75%, 3/15/23, Callable 12/15/22 @ 100	611,287
424,000	Virginia Electric & Power Co., Series B, 6.00%, 1/15/36	530,763
161,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	203,976
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	34,710
804,000	Virginia Electric & Power Co., 4.00%, 1/15/43, Callable 7/15/42 @ 100	844,338
20,000	Virginia Electric & Power Co., 4.60%, 12/1/48, Callable 6/1/48 @ 100	22,769
107,000	Virginia Electric & Power Co., 3.30%, 12/1/49, Callable 6/1/49 @ 100	108,291
70,000	Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100(a)	70,350

		43,638,267

Electrical Equipment (0.0%†):
598,000	Otis Worldwide Corp., 2.06%, 4/5/25, Callable 3/5/25 @ 100(a)	585,827

Electronic Equipment, Instruments & Components (0.0%†):
38,000	Avnet, Inc., 4.63%, 4/15/26, Callable 1/15/26 @ 100	37,919

Principal Amount		Fair Value
Corporate Bonds, continued
Electronic Equipment, Instruments & Components, continued
$125,000	Corning, Inc., 3.70%, 11/15/23, Callable 8/15/23 @ 100	$129,571

		167,490

Entertainment (0.3%):
2,170,000	Activision Blizzard, Inc., 3.40%, 9/15/26, Callable 6/15/26 @ 100	2,294,151
171,000	Activision Blizzard, Inc., 3.40%, 6/15/27, Callable 3/15/27 @ 100	176,473
1,603,000	Electronic Arts, Inc., 4.80%, 3/1/26, Callable 12/1/25 @ 100	1,771,014
170,000	Viacom, Inc., 6.88%, 4/30/36	192,073
676,000	ViacomCBS, Inc., 4.38%, 3/15/43	593,976
112,000	ViacomCBS, Inc., 5.85%, 9/1/43, Callable 3/1/43 @ 100	115,010
768,000	Walt Disney Co. (The), 2.00%, 9/1/29, Callable 6/1/29 @ 100	746,660

		5,889,357

Equity Real Estate Investment Trusts (0.4%):
840,000	American Tower Corp., 1.95%, 5/22/26, Callable 2/22/26 @ 100	940,926
702,000	American Tower Corp., 3.95%, 3/15/29, Callable 12/15/28 @ 100	716,851
432,000	American Tower Corp., 3.80%, 8/15/29, Callable 5/15/29 @ 100	442,862
252,000	Boston Properties LP, 3.40%, 6/21/29, Callable 3/21/29 @ 100	241,981
3,000	Crown Castle International Corp., 2.25%, 9/1/21, Callable 8/1/21 @ 100	2,947
10,000	Crown Castle International Corp., 3.20%, 9/1/24, Callable 7/1/24 @ 100	9,497
545,000	Crown Castle International Corp., 4.45%, 2/15/26, Callable 11/15/25 @ 100	567,924
623,000	Crown Castle International Corp., 3.70%, 6/15/26, Callable 3/15/26 @ 100	641,207
80,000	Crown Castle International Corp., 3.80%, 2/15/28, Callable 11/15/27 @ 100	79,833
1,821,000	Crown Castle International Corp., 3.10%, 11/15/29, Callable 8/15/29 @ 100	1,752,225
578,000	Crown Castle International Corp., 5.20%, 2/15/49, Callable 8/15/48 @ 100	627,002
500,000	Prologis Euro Finance LLC, 1.50%, 9/10/49, Callable 3/10/49 @ 100	398,914
177,000	Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100	168,699

		6,590,868

Food & Staples Retailing (0.1%):
44,000	Walmart, Inc., 3.70%, 6/26/28, Callable 3/26/28 @ 100	49,200
1,238,000	Walmart, Inc., 3.25%, 7/8/29, Callable 4/8/29 @ 100	1,359,058

		1,408,258

Food Products (0.0%†):
117,000	Conagra Brands, Inc., 3.80%, 10/22/21	117,930
420,000	General Mills, Inc., 0.45%, 1/15/26, Callable 10/15/25 @ 100	441,649

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Food Products, continued
$105,000	Tyson Foods, Inc., 3.90%, 9/28/23, Callable 8/28/23 @ 100	$109,130

		668,709

Health Care Equipment & Supplies (0.3%):
221,000	Abbott Laboratories, 4.90%, 11/30/46, Callable 5/30/46 @ 100	301,669
713,000	Baxter International, Inc., 1.70%, 8/15/21, Callable 7/15/21 @ 100	707,634
525,000	Becton Dickinson and Co., 1.40%, 5/24/23, Callable 4/24/23 @ 100	579,986
780,000	Boston Scientific Corp., 3.45%, 3/1/24, Callable 2/1/24 @ 100	796,060
95,000	Boston Scientific Corp., 4.55%, 3/1/39, Callable 9/1/38 @ 100	102,596
500,000	DH Europe Finance II Sarl, 1.80%, 9/18/49, Callable 3/18/49 @ 100	439,274
330,000	Edwards Lifesciences Corp., 4.30%, 6/15/28, Callable 3/15/28 @ 100	356,296
500,000	Medtronic Global Holdings SCA, 1.75%, 7/2/49, Callable 1/2/49 @ 100	473,427
1,055,000	Stryker Corp., 0.25%, 12/3/24, Callable 11/3/24 @ 100	1,121,003

		4,877,945

Health Care Providers & Services (0.8%):
189,000	Aetna, Inc., 2.80%, 6/15/23, Callable 4/15/23 @ 100	187,688
6,000	Aetna, Inc., 6.75%, 12/15/37	7,874
80,000	Aetna, Inc., 4.50%, 5/15/42, Callable 11/15/41 @ 100	84,251
153,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	153,903
242,000	Anthem, Inc., 4.38%, 12/1/47, Callable 6/1/47 @ 100	260,361
60,000	CVS Caremark Corp., 3.38%, 8/12/24, Callable 5/12/24 @ 100	61,359
314,000	CVS Health Corp, 2.88%, 6/1/26, Callable 3/1/26 @ 100	317,201
1,545,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100	1,629,073
2,393,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	2,527,981
20,000	CVS Health Corp., 5.30%, 12/5/43, Callable 6/5/43 @ 100	23,042
118,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	133,800
401,000	HCA, Inc., 5.00%, 3/15/24	415,536
525,000	HCA, Inc., 5.25%, 4/15/25	548,625
1,245,000	HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @ 100	1,307,250
788,000	HCA, Inc., 4.50%, 2/15/27, Callable 8/15/26 @ 100	816,565
926,000	HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	926,000
937,000	The New York and Presbyterian Hospital, Series 2019, 3.95%, 8/1/19, Callable 2/1/19 @ 100	918,465
650,000	UnitedHealth Group, Inc., 3.70%, 12/15/25	703,386
352,000	UnitedHealth Group, Inc., 3.10%, 3/15/26	368,699
7,000	UnitedHealth Group, Inc., 3.85%, 6/15/28	7,753
21,000	UnitedHealth Group, Inc., 3.88%, 12/15/28	23,293

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$40,000	UnitedHealth Group, Inc., 4.63%, 7/15/35	$46,389
90,000	UnitedHealth Group, Inc., 4.63%, 11/15/41, Callable 5/15/41 @ 100	107,943
1,146,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	1,417,020
752,000	UnitedHealth Group, Inc., 4.20%, 1/15/47, Callable 7/15/46 @ 100	862,389
120,000	UnitedHealth Group, Inc., 4.45%, 12/15/48, Callable 6/15/48 @ 100	143,795

		13,999,641

Hotels, Restaurants & Leisure (0.2%):
10,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100	10,013
1,200,000	McDonald’s Corp., Series G, 1.00%, 11/15/23, MTN(a)	1,322,521
4,000	McDonald’s Corp., 3.70%, 2/15/42, MTN	3,887
37,000	McDonald’s Corp., 3.63%, 5/1/43	35,869
165,000	McDonald’s Corp., 4.88%, 12/9/45, Callable 6/9/45 @ 100, MTN	194,580
944,000	McDonald’s Corp., 4.45%, 9/1/48, Callable 3/1/48 @ 100, MTN	1,041,771
766,000	McDonald’s Corp., 3.63%, 9/1/49, Callable 3/1/49 @ 100, MTN	772,624

		3,381,265

Household Products (0.0%†):
24,000	Clorox Co. (The), 3.10%, 10/1/27, Callable 7/1/27 @ 100	24,854
255,000	Procter & Gamble Co. (The), 0.63%, 10/30/24	280,805

		305,659

Industrial Conglomerates (0.4%):
785,000	3M Co., Series E, 0.95%, 5/15/23	872,073
320,000	3M Co., 2.38%, 8/26/29, Callable 5/26/29 @ 100	321,088
565,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN	567,254
275,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	322,640
304,000	Georgia-Pacific LLC, 5.40%, 11/1/20(a)	308,804
943,000	Georgia-Pacific LLC, 3.73%, 7/15/23, Callable 4/15/23 @ 100(a)	1,003,030
894,000	Georgia-Pacific LLC, 3.60%, 3/1/25, Callable 12/1/24 @ 100(a)	949,305
1,580,000	Honeywell International, Inc., 1.30%, 2/22/23	1,767,781
780,000	Honeywell International, Inc., 0.88%, 3/10/24, Callable 2/10/24 @ 100	830,931

		6,942,906

Insurance (0.3%):
72,000	ACE INA Holdings, Inc., 3.35%, 5/15/24	75,218
572,000	Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @ 100	633,469
333,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	350,467
145,000	Loews Corp., 3.75%, 4/1/26, Callable 1/1/26 @ 100	145,791
2,153,000	Marsh & McLennan Cos., Inc., 3.50%, 6/3/24, Callable 3/3/24 @ 100	2,162,020

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$640,000	Metropolitan Life Global Funding I, 1.25%, 9/17/21(a)	$704,088
290,000	Metropolitan Life Global Funding I, 1.29%, 9/23/22(a)	309,738
443,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	492,460
13,000	Travelers Cos., Inc. (The), 6.25%, 6/15/37	18,087
286,000	Willis North America, Inc., 4.50%, 9/15/28, Callable 6/15/28 @ 100	315,123

		5,206,461

Internet & Direct Marketing Retail (0.1%):
295,000	Amazon.com, Inc., 4.80%, 12/5/34, Callable 6/5/34 @ 100	383,029
660,000	Amazon.com, Inc., 3.88%, 8/22/37, Callable 2/22/37 @ 100	787,639
107,000	Expedia Group, Inc., 5.00%, 2/15/26, Callable 11/15/25 @ 100	96,835
384,000	Expedia Group, Inc., 3.80%, 2/15/28, Callable 11/15/27 @ 100	339,360
1,355,000	Expedia Group, Inc., 3.25%, 2/15/30, Callable 11/15/29 @ 100	1,134,265

		2,741,128

IT Services (0.8%):
450,000	Fidelity National Information Services, Inc., 0.13%, 12/3/22, Callable 11/3/22 @ 100	482,276
1,300,000	Fidelity National Information Services, Inc., 0.75%, 5/21/23, Callable 4/21/23 @ 100	1,409,080
359,000	Fidelity National Information Services, Inc., 3.00%, 8/15/26, Callable 5/15/26 @ 100	366,308
600,000	Fidelity National Information Services, Inc., 2.95%, 5/21/39, Callable 2/21/39 @ 100	663,106
1,780,000	Fiserv, Inc., 2.75%, 7/1/24, Callable 6/1/24 @ 100	1,769,290
7,000	Fiserv, Inc., 3.85%, 6/1/25, Callable 3/1/25 @ 100	7,442
575,000	Fiserv, Inc., 4.20%, 10/1/28, Callable 7/1/28 @ 100	623,484
2,452,000	Fiserv, Inc., 3.50%, 7/1/29, Callable 4/1/29 @ 100	2,543,467
423,000	Global Payments, Inc., 3.20%, 8/15/29, Callable 5/15/29 @ 100	412,339
1,810,000	International Business Machines Corp., 0.50%, 9/7/21	1,990,850
2,306,000	International Business Machines Corp., 3.30%, 5/15/26	2,460,135
600,000	International Business Machines Corp., 1.20%, 2/11/40	557,660
1,725,000	MasterCard, Inc., 1.10%, 12/1/22, Callable 9/1/22 @ 100	1,922,007
75,000	PayPal Holdings, Inc., 2.65%, 10/1/26, Callable 8/1/26 @ 100	73,533
65,000	Total System Services, Inc., 3.75%, 6/1/23, Callable 3/1/23 @ 100	65,139
28,000	Total System Services, Inc., 4.00%, 6/1/23, Callable 5/1/23 @ 100	28,342

		15,374,458

Leisure Products (0.0%†):
318,000	Hasbro, Inc., 2.60%, 11/19/22	313,793

Principal Amount		Fair Value
Corporate Bonds, continued
Leisure Products, continued
$215,000	Hasbro, Inc., 3.90%, 11/19/29, Callable 8/19/29 @ 100^	$192,822

		506,615

Life Sciences Tools & Services (0.0%†):
1,000,000	Thermo Fisher Scientific, Inc., Series E, 1.88%, 10/1/49, Callable 4/1/49 @ 100, MTN	861,304

Machinery (0.0%†):
523,000	Parker-Hannifin Corp., 3.25%, 6/14/29, Callable 3/14/29 @ 100	532,184

Media (0.9%):
306,000	Comcast Corp., 3.15%, 3/1/26, Callable 12/1/25 @ 100	320,725
157,000	Comcast Corp., 2.35%, 1/15/27, Callable 10/15/26 @ 100	155,995
260,000	Comcast Corp., 3.15%, 2/15/28, Callable 11/15/27 @ 100	268,399
2,560,000	Comcast Corp., 2.65%, 2/1/30, Callable 11/1/29 @ 100	2,599,216
600,000	Comcast Corp., 1.25%, 2/20/40, Callable 8/20/39 @ 100	563,151
804,000	Comcast Corp., 3.40%, 7/15/46, Callable 1/15/46 @ 100	856,464
526,000	Comcast Corp., 4.70%, 10/15/48, Callable 4/15/48 @ 100	678,576
338,000	COX Communications, Inc., 3.25%, 12/15/22(a)	333,501
1,708,000	COX Communications, Inc., 3.15%, 8/15/24, Callable 6/15/24 @ 100(a)	1,748,215
80,000	COX Communications, Inc., 3.35%, 9/15/26, Callable 6/15/26 @ 100(a)	78,796
36,000	COX Communications, Inc., 3.50%, 8/15/27, Callable 5/15/27 @ 100(a)	35,163
1,006,000	Discovery Communications, 5.00%, 9/20/37, Callable 3/20/37 @ 100	966,287
430,000	Discovery Communications, 5.20%, 9/20/47, Callable 3/20/47 @ 100	419,719
265,000	Interpublic Group of Cos., Inc., 3.50%, 10/1/20	263,777
425,000	Interpublic Group of Cos., Inc., 3.75%, 10/1/21	428,765
5,730,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(a)	5,798,162
1,297,000	NBCUniversal Media LLC, 5.95%, 4/1/41	1,791,187

		17,306,098

Metals & Mining (0.0%†):
125,000	Newmont Mining Corp., 6.25%, 10/1/39	159,754
54,000	Newmont Mining Corp., 4.88%, 3/15/42, Callable 9/15/41 @ 100	62,805
209,000	Nucor Corp., 4.40%, 5/1/48, Callable 11/1/47 @ 100	230,628
192,000	Steel Dynamics, Inc., 2.80%, 12/15/24, Callable 11/15/24 @ 100	179,040

		632,227

Multiline Retail (0.0%†):
60,000	Dollar General Corp., 3.88%, 4/15/27, Callable 1/15/27 @ 100	60,753

Multi-Utilities (0.2%):
290,000	Ameren Illinois Co., 3.80%, 5/15/28, Callable 2/15/28 @ 100	311,592

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities, continued
$5,000	Ameren Illinois Co., 4.15%, 3/15/46, Callable 9/15/45 @ 100	$5,513
785,000	Ameren Illinois Co., 3.25%, 3/15/50, Callable 9/15/49 @ 100	784,217
130,000	CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42, Callable 2/1/42 @ 100	114,337
176,000	CenterPoint Energy Houston Electric LLC, 3.95%, 3/1/48, Callable 9/1/47 @ 100	196,925
11,000	Consumers Energy Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	11,339
301,000	Consumers Energy Co., 3.80%, 11/15/28, Callable 8/15/28 @ 100	320,118
695,000	Consumers Energy Co., 3.75%, 2/15/50, Callable 8/15/49 @ 100	726,028
930,000	Consumers Energy Co., 3.10%, 8/15/50, Callable 2/15/50 @ 100	918,923
318,000	Dominion Energy Gas Holdings LLC, 4.80%, 11/1/43, Callable 5/1/43 @ 100	313,344
255,000	Dominion Energy, Inc., 2.58%, 7/1/20	254,305

		3,956,641

Oil, Gas & Consumable Fuels (1.7%):
90,000	Boardwalk Pipelines, LP, 4.80%, 5/3/29, Callable 2/3/29 @ 100	68,565
1,010,000	Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a)	875,268
1,223,000	Cameron LNG LLC, 3.40%, 1/15/38, Callable 7/15/37 @ 100(a)	984,047
20,000	Chevron Corp., 2.50%, 3/3/22, Callable 2/3/22 @ 100	20,254
223,000	Cimarex Energy Co., 4.38%, 6/1/24, Callable 3/1/24 @ 100	172,546
907,000	Concho Resources, Inc., 3.75%, 10/1/27, Callable 7/1/27 @ 100	766,415
929,000	Energy Transfer Operating LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	810,553
100,000	Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	77,625
167,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	140,906
193,000	Energy Transfer Operating LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	150,540
956,000	Energy Transfer Partners LP, 4.75%, 1/15/26, Callable 10/15/25 @ 100	871,155
6,000	Energy Transfer Partners LP, 4.20%, 4/15/27, Callable 1/15/27 @ 100	4,628
429,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	345,881
106,000	Energy Transfer Partners LP, 6.13%, 12/15/45, Callable 6/15/45 @ 100	89,305
30,000	Energy Transfer Partners LP, 5.30%, 4/15/47, Callable 10/15/46 @ 100	22,950

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$100,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	$79,125
533,000	Enterprise Products Operating LLC, 4.45%, 2/15/43, Callable 8/15/42 @ 100	502,602
514,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100	511,236
117,000	EOG Resources, Inc., 4.15%, 1/15/26, Callable 10/15/25 @ 100	120,919
361,000	Exxon Mobil Corp., 2.28%, 8/16/26, Callable 6/16/26 @ 100	360,416
101,000	Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	107,565
190,000	Kinder Morgan Energy Partners LP, 5.00%, 3/1/43, Callable 9/1/42 @ 100	169,100
296,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	269,988
391,000	Kinder Morgan Energy Partners LP, 5.40%, 9/1/44, Callable 3/1/44 @ 100	374,383
628,000	Kinder Morgan, Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	648,676
124,000	Marathon Petroleum Corp., 4.75%, 12/15/23, Callable 10/15/23 @ 100	117,180
358,000	Marathon Petroleum Corp., 6.50%, 3/1/41, Callable 9/1/40 @ 100	327,123
176,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	145,860
252,000	MPLX LP, 5.25%, 1/15/25, Callable 1/15/21 @ 102.63(a)	240,345
850,000	MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	646,000
1,282,000	MPLX LP, 4.88%, 6/1/25, Callable 3/1/25 @ 100	1,094,508
1,469,000	MPLX LP, 4.13%, 3/1/27, Callable 12/1/26 @ 100	1,255,995
45,000	MPLX LP, 4.25%, 12/1/27, Callable 9/1/27 @ 100(a)	37,069
2,234,000	NGPL PipeCo LLC, 4.38%, 8/15/22, Callable 5/15/22 @ 100(a)	2,166,980
135,000	NGPL PipeCo LLC, 7.77%, 12/15/37(a)	136,350
660,000	NGPL PipeCo. LLC, 4.88%, 8/15/27, Callable 2/15/27 @ 100(a)	587,400
1,060,000	Northern Natural Gas Co., 4.30%, 1/15/49, Callable 7/15/48 @ 100(a)	1,076,479
1,710,000	Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	1,550,722
3,300,000	Occidental Petroleum Corp., 9.43%, 10/10/36(c)	1,278,750
2,811,000	Sabine Pass Liquefaction LLC, 5.63%, 3/1/25, Callable 12/1/24 @ 100	2,586,120
1,168,000	Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100	1,051,200
1,636,000	Sabine Pass Liquefaction LLC, 4.20%, 3/15/28, Callable 9/15/27 @ 100	1,415,140

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$114,000	Sunoco Logistics Partners LP, 5.30%, 4/1/44, Callable 10/1/43 @ 100	$78,982
220,000	Texas Eastern Transmission LP, 2.80%, 10/15/22, Callable 7/15/22 @ 100(a)	217,549
1,197,000	Texas Eastern Transmission LP, 3.50%, 1/15/28, Callable 10/15/27 @ 100(a)	1,114,609
1,414,000	Texas Eastern Transmission LP, 4.15%, 1/15/48, Callable 7/15/47 @ 100(a)	1,192,071
2,857,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	2,846,935
1,820,000	Transcontinental Gas Pipe Line Co. LLC, 4.00%, 3/15/28, Callable 12/15/27 @ 100	1,662,559
518,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, 3/15/48, Callable 9/15/47 @ 100	461,812
442,000	Western Midstream Operating LP, 4.00%, 7/1/22, Callable 4/1/22 @ 100	285,090
47,000	Williams Cos., Inc., 7.88%, 9/1/21	44,885
240,000	Williams Cos., Inc., Series A, 7.50%, 1/15/31	264,300

		32,426,661

Pharmaceuticals (0.4%):
140,000	Allergan Funding SCS, 1.25%, 6/1/24, Callable 3/1/24 @ 100	154,510
90,000	Bristol-Myers Squibb Co., 3.95%, 10/15/20(a)	90,955
25,000	Bristol-Myers Squibb Co., 3.55%, 8/15/22(a)	25,898
158,000	Bristol-Myers Squibb Co., 3.25%, 8/15/22(a)	162,593
122,000	Bristol-Myers Squibb Co., 3.88%, 8/15/25, Callable 5/15/25 @ 100(a)	132,048
1,309,000	Bristol-Myers Squibb Co., 3.20%, 6/15/26, Callable 4/15/26 @ 100(a)	1,396,508
1,112,000	Bristol-Myers Squibb Co., 3.90%, 2/20/28, Callable 11/20/27 @ 100(a)	1,240,996
500,000	Eli Lilly & Co., 1.70%, 11/1/49, Callable 5/1/49 @ 100	461,712
44,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(a)	45,738
177,000	Merck & Co., Inc., 4.00%, 3/7/49, Callable 9/7/48 @ 100	222,361
102,000	Pfizer, Inc., 3.00%, 9/15/21	103,649
2,055,000	Pfizer, Inc., 3.45%, 3/15/29, Callable 12/15/28 @ 100	2,246,188
110,000	Pfizer, Inc., 4.13%, 12/15/46	136,295
79,000	Pfizer, Inc., 4.20%, 9/15/48, Callable 3/15/48 @ 100	100,618
222,000	Wyeth LLC, 5.95%, 4/1/37	312,984

		6,833,053

Professional Services (0.2%):
120,000	Equifax, Inc., 2.30%, 6/1/21, Callable 5/1/21 @ 100	116,593
3,096,000	RELX Capital, Inc., 3.50%, 3/16/23, Callable 2/16/23 @ 100	3,224,372

		3,340,965

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Management & Development (0.2%):
$3,615,000	CC Holdings GS V LLC, 3.85%, 4/15/23	$3,630,686
915,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	938,445

		4,569,131

Road & Rail (0.6%):
74,000	Burlington Northern Santa Fe LLC, 5.05%, 3/1/41, Callable 9/1/40 @ 100	87,720
85,000	Burlington Northern Santa Fe LLC, 4.95%, 9/15/41, Callable 3/15/41 @ 100	102,059
273,000	Burlington Northern Santa Fe LLC, 4.55%, 9/1/44, Callable 3/1/44 @ 100	324,780
343,000	Burlington Northern Santa Fe LLC, 4.15%, 12/15/48, Callable 6/15/48 @ 100	398,150
1,532,000	CSX Corp., 2.60%, 11/1/26, Callable 8/1/26 @ 100	1,539,171
631,000	CSX Corp., 3.25%, 6/1/27, Callable 3/1/27 @ 100	645,382
663,000	CSX Corp., 4.30%, 3/1/48, Callable 9/1/47 @ 100	720,313
165,000	CSX Corp., 4.50%, 3/15/49, Callable 9/15/48 @ 100	183,465
162,000	CSX Corp., 3.95%, 5/1/50, Callable 11/1/49 @ 100	168,642
217,000	Norfolk Southern Corp., 2.90%, 2/15/23, Callable 11/15/22 @ 100	220,459
185,000	Norfolk Southern Corp., 3.65%, 8/1/25, Callable 6/1/25 @ 100	184,486
832,000	Norfolk Southern Corp., 2.90%, 6/15/26, Callable 3/15/26 @ 100	837,323
910,000	Norfolk Southern Corp., 2.55%, 11/1/29, Callable 8/1/29 @ 100	867,895
135,000	Norfolk Southern Corp., 4.45%, 6/15/45, Callable 12/15/44 @ 100	145,659
83,000	Norfolk Southern Corp., 3.94%, 11/1/47, Callable 5/1/47 @ 100	86,305
408,000	Norfolk Southern Corp., 3.40%, 11/1/49, Callable 5/1/49 @ 100	393,967
223,000	Norfolk Southern Corp., 4.05%, 8/15/52, Callable 2/15/52 @ 100	238,651
153,000	Ryder System, Inc., 2.80%, 3/1/22, Callable 2/1/22 @ 100, MTN	151,037
425,000	Union Pacific Corp., 2.75%, 3/1/26, Callable 12/1/25 @ 100	422,456
289,000	Union Pacific Corp., 4.05%, 11/15/45, Callable 5/15/45 @ 100	312,372
102,000	Union Pacific Corp., 4.50%, 9/10/48, Callable 3/10/48 @ 100	115,729
214,000	Union Pacific Corp., 4.30%, 3/1/49, Callable 9/1/48 @ 100	237,743
1,365,000	Union Pacific Corp., 3.25%, 2/5/50, Callable 8/5/49 @ 100	1,348,655
127,000	Union Pacific Corp., 3.88%, 2/1/55, Callable 8/1/54 @ 100	130,439
418,141	Union Pacific Railroad Co., Series 2014-1, 3.23%, 5/14/26	428,779

		10,291,637

Semiconductors & Semiconductor Equipment (0.8%):
50,000	Analog Devices, Inc., 4.50%, 12/5/36, Callable 6/5/36 @ 100	55,122

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$7,000	Analog Devices, Inc., 5.30%, 12/15/45, Callable 6/15/45 @ 100	$8,818
218,000	Applied Materials, Inc., 3.90%, 10/1/25, Callable 7/1/25 @ 100	230,637
473,000	Applied Materials, Inc., 3.30%, 4/1/27, Callable 1/1/27 @ 100	502,847
3,308,000	Broadcom Corp./Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27, Callable 10/15/26 @ 100	3,142,557
1,945,000	Broadcom, Inc., 3.13%, 4/15/21(a)	1,934,275
1,605,000	Broadcom, Inc., 3.13%, 10/15/22(a)	1,571,663
481,000	Intel Corp., 2.45%, 11/15/29, Callable 8/15/29 @ 100	486,027
250,000	Intel Corp., 4.10%, 5/19/46, Callable 11/19/45 @ 100	293,568
870,000	KLA Corp., 3.30%, 3/1/50, Callable 8/28/49 @ 100	813,445
19,000	KLA-Tencor Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	20,153
841,000	KLA-Tencor Corp., 4.10%, 3/15/29, Callable 12/15/28 @ 100	884,413
102,000	KLA-Tencor Corp., 5.00%, 3/15/49, Callable 9/15/48 @ 100	120,651
380,000	Lam Research Corp., 2.80%, 6/15/21, Callable 5/15/21 @ 100	385,081
752,000	Lam Research Corp., 3.75%, 3/15/26, Callable 1/15/26 @ 100	797,481
351,000	Lam Research Corp., 4.88%, 3/15/49, Callable 9/15/48 @ 100	454,355
1,845,000	NVIDIA Corp., 3.20%, 9/16/26, Callable 6/16/26 @ 100	2,002,152
155,000	NVIDIA Corp., 2.85%, 4/1/30, Callable 1/1/30 @ 100	161,175
433,000	NVIDIA Corp., 3.50%, 4/1/50, Callable 10/1/49 @ 100	464,446
287,000	NVIDIA Corp., 3.70%, 4/1/60, Callable 10/1/59 @ 100	318,193
14,000	Qualcomm, Inc., 4.65%, 5/20/35, Callable 11/20/34 @ 100	17,389
212,000	Qualcomm, Inc., 4.80%, 5/20/45, Callable 11/20/44 @ 100	268,900
237,000	Qualcomm, Inc., 4.30%, 5/20/47, Callable 11/20/46 @ 100	283,777
162,000	Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	199,478

		15,416,603

Software (0.5%):
1,438,000	Autodesk, Inc., 2.85%, 1/15/30, Callable 10/15/29 @ 100	1,419,653
110,000	Microsoft Corp., 3.50%, 2/12/35, Callable 8/12/34 @ 100	128,270
717,000	Microsoft Corp., 4.20%, 11/3/35, Callable 5/3/35 @ 100	894,272
759,000	Microsoft Corp., 4.45%, 11/3/45, Callable 5/3/45 @ 100	994,317
618,000	Microsoft Corp., 3.70%, 8/8/46, Callable 2/8/46 @ 100	730,140
92,000	Oracle Corp., 4.30%, 7/8/34, Callable 1/8/34 @ 100	107,314
1,564,000	Oracle Corp., 3.90%, 5/15/35, Callable 11/15/34 @ 100	1,752,997
139,000	Oracle Corp., 3.85%, 7/15/36, Callable 1/15/36 @ 100	149,009

Principal Amount		Fair Value
Corporate Bonds, continued
Software, continued
$215,000	Oracle Corp., 3.80%, 11/15/37, Callable 5/15/37 @ 100	$221,207
337,000	Oracle Corp., 5.38%, 7/15/40	452,349
223,000	Oracle Corp., 4.13%, 5/15/45, Callable 11/15/44 @ 100	257,772
419,000	Oracle Corp., 4.00%, 7/15/46, Callable 1/15/46 @ 100	469,189
1,648,000	Oracle Corp., 3.60%, 4/1/50, Callable 10/1/49 @ 100	1,643,442

		9,219,931

Specialty Retail (0.2%):
903,000	Home Depot, Inc. (The), 3.00%, 4/1/26, Callable 1/1/26 @ 100	955,639
742,000	Home Depot, Inc. (The), 2.95%, 6/15/29, Callable 3/15/29 @ 100	767,820
236,000	Home Depot, Inc. (The), 5.88%, 12/16/36	333,989
221,000	Lowe’s Cos., Inc., 3.65%, 4/5/29, Callable 1/5/29 @ 100	227,626
595,000	Lowe’s Cos., Inc., 4.05%, 5/3/47, Callable 11/3/46 @ 100	591,804

		2,876,878

Technology Hardware, Storage & Peripherals (0.2%):
1,255,000	Apple, Inc., 1.00%, 11/10/22	1,399,879
1,079,000	Apple, Inc., 3.85%, 5/4/43	1,282,142
443,000	Apple, Inc., 3.75%, 11/13/47, Callable 5/13/47 @ 100	527,534
134,000	Dell International LLC/EMC Corp., 4.90%, 10/1/26, Callable 8/1/26 @ 100(a)	133,093
720,000	Dell International LLC/EMC Corp., 8.10%, 7/15/36, Callable 1/15/36 @ 100(a)	827,500
40,000	Hewlett Packard Enterprise Co., 4.40%, 10/15/22, Callable 8/15/22 @ 100	40,499
5,000	HP Enterprise Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100	4,999
108,000	HP, Inc., 6.00%, 9/15/41	117,658

		4,333,304

Tobacco (0.6%):
15,000	Altria Group, Inc., 3.80%, 2/14/24, Callable 1/14/24 @ 100	15,101
2,195,000	Altria Group, Inc., 4.80%, 2/14/29, Callable 11/14/28 @ 100	2,282,616
1,884,000	Altria Group, Inc., 5.80%, 2/14/39, Callable 8/14/38 @ 100	2,060,934
385,000	BAT Capital Corp., 2.76%, 8/15/22, Callable 7/15/22 @ 100	378,440
647,000	BAT Capital Corp., 3.22%, 9/6/26, Callable 7/6/26 @ 100	612,547
1,429,000	BAT Capital Corp., 3.56%, 8/15/27, Callable 5/15/27 @ 100	1,349,755
432,000	BAT Capital Corp., 4.54%, 8/15/47, Callable 2/15/47 @ 100	391,822
700,000	Philip Morris International, Inc., 1.45%, 8/1/39, Callable 5/1/39 @ 100	612,630
92,000	Reynolds American, Inc., 3.25%, 6/12/20	91,570
1,369,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	1,372,149

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Tobacco, continued
$1,043,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	$1,099,980
955,000	RJ Reynolds Tobacco Co., 6.88%, 5/1/20	959,178

		11,226,722

Trading Companies & Distributors (0.0%†):
215,000	Air Lease Corp., 3.88%, 7/3/23, Callable 6/3/23 @ 100	193,500

Wireless Telecommunication Services (0.4%):
7,751,250	Sprint Spectrum Co. LLC, 3.36%, 3/20/23(a)	7,734,110

Total Corporate Bonds (Cost $470,541,981)		460,212,703

Foreign Bonds (3.6%):
Aerospace & Defense (0.1%):
545,000	Rolls-Royce plc, Series E, 2.13%, 6/18/21+(a)	603,601
1,000,000	Thales SA, 0.95%, 5/31/22, Callable 4/30/22 @ 100+(a)	1,080,126
1,200,000	Thales SA, 0.75%, 6/7/23, Callable 3/7/23 @ 100+(a)	1,307,754

		2,991,481

Automobiles (0.1%):
995,000	Daimler International Finance BV, Series E, 0.25%, 8/9/21+(a)	1,082,514
310,000	Daimler International Finance BV, Series E, 0.25%, 11/6/23+(a)	322,674
710,000	Volkswagen Financial Services AG, Series E, 0.75%, 10/14/21+(a)	771,187

		2,176,375

Banks (0.9%):
1,100,000	Banque Federative du Credit Mutuel SA, Series E, 0.13%, 8/30/21+(a)	1,200,958
600,000	Banque Federative du Credit Mutuel SA, Series E, 0.75%, 6/15/23+(a)	652,581
1,625,000	BNP Paribas, 1.13%, 1/15/23+(a)	1,790,376
500,000	BPCE SA, 0.25%, 1/15/26+(a)	517,779
1,400,000	Credit Agricole SA, Series E, 0.75%, 12/1/22+(a)	1,530,545
1,000,000	ING Bank NV, Series G, 1.13%, 4/8/22+(a)	1,077,722
1,677,000	ING Bank NV, 3.62%(EUSA5+225bps), 2/25/26, Callable 2/25/21 @ 100+(a)	1,841,547
400,000	KBC Group NV, Series E, 1.13%, 1/25/24+(a)	427,521
440,000	Mizuho Financial Group, Inc., Series E, 0.52%, 6/10/24+(a)	457,601
435,000	Simon International Finance SCA, 1.38%, 11/18/22, Callable 8/18/22 @ 100+(a)	487,942
2,500,000	Societe Generale, 1.13%, 5/27/22+(a)	2,690,612
1,000,000	Toronto-Dominion Bank (The), Series E, 0.38%, 4/25/24+(a)	1,033,971

		13,709,155

Beverages (0.0%†):
600,000	Pernod Ricard SA, 0.79%, 10/24/23, Callable 9/24/23 @ 100+(a)	643,233

Capital Markets (0.1%):
1,170,000	UBS Group AG, 0.25%, 1/29/26, Callable 1/29/25 @ 100+(a)	1,169,097

Principal Amount		Fair Value
Foreign Bonds, continued
Chemicals (0.0%†):
$800,000	Air Liquide Finance SA, Series E, 0.38%, 4/18/22, Callable 1/18/22 @ 100+(a)	$877,976

Construction & Engineering (0.0%†):
500,000	APRR SA, 0.72%, 1/20/23+(a)	540,261

Consumer Finance (0.0%†):
570,000	Toyota Motor Finance Netherlands BV, Series E, 0.25%, 1/10/22+(a)	620,360

Diversified Financial Services (0.5%):
660,000	BAT International Finance plc, Series E, 0.88%, 10/13/23, Callable 7/13/23 @ 100+(a)	711,020
1,810,000	BMW Finance NV, 1.74%, 4/14/23+(a)	1,894,039
1,035,000	BP Capital Markets plc, Series E, 1.37%, 3/3/22+(a)	1,146,607
640,000	BP Capital Markets plc, Series E, 1.11%, 2/16/23+(a)	701,012
330,000	Enel Finance International NV, Series E, 1.17%, 6/17/24, Callable 5/17/24 @ 100+(a)	346,454
400,000	Total Capital International SA, Series E, 2.13%, 11/19/21+(a)	451,059
400,000	Total Capital International SA, Series E, 2.13%, 3/15/23+(a)	457,644
1,200,000	Volvo Treasury AB, Series E, 0.18%(EUR003M+65bps), 9/13/21+(a)	1,320,443
300,000	Volvo Treasury AB, 1.07%, 2/11/23, Callable 1/11/23 @ 100+(a)	320,836
1,500,000	Vonovia Finance BV, Series E, 0.13%, 4/6/23, Callable 3/6/23 @ 100+(a)	1,593,528

		8,942,642

Diversified Telecommunication Services (0.2%):
900,000	Orange SA, Series E, 0.50%, 1/15/22, Callable 12/15/21 @ 100+(a)	988,140
200,000	Orange SA, Series E, 0.75%, 9/11/23, Callable 6/11/23 @ 100+(a)	219,509
540,000	Telenor ASA, Series E, 0.64%, 9/25/23, Callable 6/25/23 @ 100+(a)	582,214
1,705,000	Telstra Corp., Ltd., Series E, 3.50%, 9/21/22+(a)	2,004,773

		3,794,636

Electric Utilities (0.0%†):
470,000	National Grid Electricity Transmission, 0.19%, 1/20/25, Callable 10/20/24 @ 100+(a)	498,694
500,000	RTE Reseau de Transport d’Electricite, Series E, 1.63%, 10/8/24, Callable 7/8/24 @ 100+(a)	572,352

		1,071,046

Electrical Equipment (0.1%):
1,565,000	Eaton Capital Unlimited Co., 0.02%, 5/14/21, Callable 4/14/21 @ 100+(a)	1,716,211
400,000	Schneider Electric SE, Series E, 0.25%, 9/9/24, Callable 6/9/24 @ 100+(a)	430,388

		2,146,599

Health Care Equipment & Supplies (0.2%):
730,000	DH Europe Finance II Sarl, 0.20%, 3/18/26, Callable 12/18/25 @ 100+	743,835

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Foreign Bonds, continued
Health Care Equipment & Supplies, continued
$265,000	DH Europe Finance II Sarl, 1.35%, 9/18/39, Callable 3/18/39 @ 100+	$239,676
1,970,000	Medtronic Global Holdings SCA, 0.95%, 12/2/22, Callable 11/2/22 @ 100+	2,118,072

		3,101,583

Industrial Conglomerates (0.3%):
2,215,000	Siemens Financieringsmaatschappij NV, Series E, 0.38%, 9/5/21+(a)	2,429,112
2,300,000	Siemens Financieringsmat, 0.58%, 2/20/23+(a)	2,494,282

		4,923,394

Media (0.0%†):
495,000	Sky, Ltd., Series E, 1.50%, 9/15/21+(a)	549,950

Multi-Utilities (0.3%):
1,300,000	E.ON SE, Series E, 0.80%, 10/24/22, Callable 9/24/22 @ 100+(a)	1,404,421
1,400,000	Engie SA, Series E, 0.38%, 2/28/23, Callable 11/28/22 @ 100+(a)	1,523,058
395,000	ESB Finance DAC, Series E, 3.49%, 1/12/24+(a)	479,849
280,000	Innogy Finance BV, Series E, 0.75%, 11/30/22, Callable 8/30/22 @ 100+(a)	307,751
1,300,000	Veolia Environnement SA, Series E, 0.67%, 3/30/22, Callable 12/30/21 @ 100+(a)	1,429,778

		5,144,857

Oil, Gas & Consumable Fuels (0.0%†):
735,000	Shell International Finance BV, Series E, 1.25%, 3/15/22+(a)	814,023

Pharmaceuticals (0.4%):
475,000	Abbott Ireland Financing DAC, 0.88%, 9/27/23, Callable 8/27/23 @ 100+(a)	520,858
490,000	Abbott Ireland Financing DAC, 0.10%, 11/19/24, Callable 10/19/24 @ 100+(a)	514,442
2,200,000	Merck Financial Services GmbH, Series E, 0.01%, 12/15/23, Callable 9/15/23 @ 100+(a)	2,350,103
500,000	Merck Financial Services GmbH, 0.13%, 7/16/25, Callable 4/16/25 @ 100+(a)	530,520
740,000	Novartis Finance SA, 0.50%, 8/14/23, Callable 5/14/23 @ 100+(a)	813,800
880,000	Novartis Finance SA, 0.13%, 9/20/23+(a)	954,877

		5,684,600

Professional Services (0.0%†):
520,000	RELX Finance BV, 0.98%, 3/18/24, Callable 2/18/24 @ 100+(a)	551,643

Software (0.1%):
2,200,000	Dassault Systemes SE, 0.79%, 9/16/22, Callable 8/16/22 @ 100+(a)	2,379,042
700,000	SAP SE, 0.25%, 3/10/22, Callable 2/10/22 @ 100+(a)	767,079

		3,146,121

Textiles, Apparel & Luxury Goods (0.3%):
200,000	LVMH Moet Hennessy Louis Vuitton SE, Series E, 0.30%, 2/28/21+(a)	219,920

Principal Amount		Fair Value
Foreign Bonds, continued
Textiles, Apparel & Luxury Goods, continued
$690,000	LVMH Moet Hennessy Louis Vuitton SE, Series E, 0.38%, 5/26/22, Callable 2/26/22 @ 100+(a)	$755,740
900,000	LVMH Moet Hennessy Louis Vuitton SE, 0.76%, 2/11/24, Callable 12/11/23 @ 100+(a)	963,807
1,900,000	LVMH Moet Hennessy Louis Vuitton SE, 0.84%, 2/11/26, Callable 11/11/25 @ 100+(a)	1,995,110

		3,934,577

Total Foreign Bonds (Cost $69,061,592)		66,533,609

Yankee Dollars (8.4%):
Airlines (0.0%†):
235,666	Air Canada Pass Through Trust, Class B, Series 2015-2, 5.00%, 6/15/25(a)	240,193
309,272	Air Canada Pass Through Trust, Class A, Series 2017-1, 3.30%, 7/15/31(a)	293,083

		533,276

Automobiles (0.1%):
1,300,000	Volkswagen International Finance NV, 4.00%, 8/12/20(a)	1,298,344

Banks (2.5%):
1,200,000	ABN AMRO Bank NV, 3.40%, 8/27/21(a)	1,202,868
1,165,000	Australia & New Zealand Banking Group, Ltd., 2.25%, 11/9/20	1,161,683
1,800,000	Banco Santander SA, 2.71%, 6/27/24	1,769,931
800,000	Banco Santander SA, 3.31%, 6/27/29	773,839
90,000	Bank of Nova Scotia, 2.45%, 3/22/21	89,655
89,000	Bank of Nova Scotia, 3.13%, 4/20/21	89,235
1,118,000	Banque Federative du Credit Mutuel SA, 2.75%, 10/15/20(a)	1,126,955
1,608,000	Barclays plc, 5.14%, 10/14/20	1,636,069
2,007,000	Barclays plc, 3.25%, 1/12/21	2,031,345
2,540,000	Barclays plc, 4.34%(US0003M+136bps), 5/16/24, Callable 5/16/23 @ 100	2,543,175
200,000	BNP Paribas, 3.05%, 1/13/31, Callable 1/13/30 @ 100(a)	189,537
10,000	BNP Paribas SA, 5.00%, 1/15/21	10,186
1,525,000	BNP Paribas SA, 3.38%, 1/9/25(a)	1,512,205
1,100,000	BNP Paribas SA, 4.70%(US0003M+224bps), 1/10/25, Callable 1/10/24 @ 100(a)	1,131,939
470,000	BPCE SA, 3.00%, 5/22/22(a)	461,242
1,759,000	BPCE SA, 2.70%, 10/1/29(a)	1,699,945
1,207,000	Danske Bank A/S, 5.00%, 1/12/22(a)	1,228,271
250,000	Danske Bank A/S, 3.00%(US0003M+125bps), 9/20/22, Callable 9/20/21 @ 100(a)	245,617
580,000	Danske Bank A/S, 3.88%, 9/12/23(a)	575,674
1,100,000	Danske Bank A/S, 5.38%, 1/12/24(a)	1,127,509

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$200,000	Danske Bank A/S, 3.24%(US0003M+159bps), 12/20/25, Callable 12/20/24 @ 100(a)	$187,519
400,000	HSBC Holdings plc, 3.40%, 3/8/21	402,162
1,015,000	HSBC Holdings plc, 5.10%, 4/5/21	1,032,623
732,000	HSBC Holdings plc, 2.95%, 5/25/21	734,662
590,000	HSBC Holdings plc, 2.65%, 1/5/22	584,095
2,053,000	HSBC Holdings plc, 3.26%(US0003M+106bps), 3/13/23, Callable 3/13/22 @ 100	2,056,242
200,000	HSBC Holdings plc, 3.80%(US0003M+121bps), 3/11/25, Callable 3/11/24 @ 100	203,298
200,000	HSBC Holdings plc, 4.38%, 11/23/26	204,486
620,000	HSBC Holdings plc, 3.97%(US0003M+161bps), 5/22/30, Callable 5/22/29 @ 100	634,079
560,000	ING Bank NV, 5.00%, 6/9/21(a)	574,602
606,000	ING Groep NV, 4.10%, 10/2/23	617,254
274,000	Lloyds Banking Group plc, 2.70%, 8/17/20	275,175
205,000	Lloyds Banking Group plc, 4.05%, 8/16/23	211,991
2,276,000	Lloyds Banking Group plc, 2.91%(US0003M+81bps), 11/7/23, Callable 11/7/22 @ 100	2,230,480
605,000	Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/1/21	605,649
3,641,000	Mitsubishi UFJ Financial Group, Inc., 3.20%, 7/18/29	3,695,717
200,000	Mizuho Financial Group, Inc., 2.27%, 9/13/21	201,527
210,000	Mizuho Financial Group, Inc., 2.95%, 2/28/22	212,896
220,000	Mizuho Financial Group, Inc., 3.92%(US0003M+100bps), 9/11/24, Callable 9/11/23 @ 100	234,702
2,395,000	Mizuho Financial Group, Inc., 2.84%(US0003M+98bps), 7/16/25, Callable 7/16/24 @ 100	2,116,766
1,015,000	Mizuho Financial Group, Inc., 2.55%(US0003M+110bps), 9/13/25, Callable 9/13/24 @ 100	981,672
2,092,000	Mizuho Financial Group, Inc., 2.23%, 5/25/26, Callable 5/25/25 @ 100	2,045,087
570,000	Rabobank Nederland NY, Series G, 2.50%, 1/19/21	569,933
58,000	Royal Bank of Canada, Series G, 3.70%, 10/5/23, MTN	60,400
755,000	Societe Generale SA, 2.63%, 9/16/20^(a)	759,725
1,375,000	Standard Chartered plc, 2.25%, 4/17/20(a)	1,375,309
210,000	Standard Chartered plc, 3.95%, 1/11/23(a)	200,283
300,000	Sumitomo Mitsui Financial Group, Inc., 2.93%, 3/9/21	300,261
593,000	Sumitomo Mitsui Financial Group, Inc., 3.10%, 1/17/23	614,134
859,000	Sumitomo Mitsui Financial Group, Inc., 2.63%, 7/14/26	858,790

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$708,000	Sumitomo Mitsui Financial Group, Inc., 3.04%, 7/16/29	$706,796
324,000	Sumitomo Mitsui Financial Group, Inc., 2.75%, 1/15/30	315,837
360,000	Svenska Handelsbanken AB, 1.88%, 9/7/21	359,090

		46,770,122

Beverages (0.2%):
3,050,000	Suntory Holdings, Ltd., 2.25%, 10/16/24, Callable 9/16/24 @ 100(a)	3,074,086

Biotechnology (0.1%):
1,745,000	Shire Acquisitions Investments, 3.20%, 9/23/26, Callable 6/23/26 @ 100	1,783,971

Capital Markets (0.7%):
250,000	Credit Suisse Group Funding Guernsey, Ltd., 3.45%, 4/16/21	249,607
881,000	Credit Suisse Group Funding Guernsey, Ltd., 4.55%, 4/17/26	929,455
180,000	Deutsche Bank AG, 2.95%, 8/20/20	174,892
206,000	Deutsche Bank AG, 4.10%, 1/13/26^	217,846
2,000	Macquarie Group, Ltd., 4.65%(US0003M+173bps), 3/27/29, Callable 3/27/28 @ 100(a)	2,038
7,000	Macquarie Group, Ltd., 5.03%(US0003M+175bps), 1/15/30, Callable 1/15/29 @ 100(a)	7,247
1,980,000	UBS AG, 2.20%, 6/8/20, Callable 5/8/20 @ 100(a)	1,979,133
1,135,000	UBS AG, 2.45%, 12/1/20, Callable 11/1/20 @ 100(a)	1,129,512
400,000	UBS Group AG, 3.00%, 4/15/21(a)	400,458
5,313,000	UBS Group AG, 2.86%(US0003M+95bps), 8/15/23, Callable 8/15/22 @ 100(a)	5,307,018
395,000	UBS Group AG, 4.13%, 9/24/25(a)	418,448
2,027,000	UBS Group Funding, 2.65%, 2/1/22(a)	2,002,885

		12,818,539

Chemicals (0.0%†):
250,000	Air Liquide Finance SA, 1.75%, 9/27/21, Callable 8/27/21 @ 100(a)	249,057
220,000	LYB International Finance BV, 4.00%, 7/15/23	215,497
220,000	Methanex Corp., 5.25%, 12/15/29, Callable 9/15/29 @ 100	165,000

		629,554

Communications Equipment (0.0%†):
125,000	Tyco Electronics Group SA, 3.45%, 8/1/24, Callable 5/1/24 @ 100	130,485
6,000	Tyco Electronics Group SA, 3.13%, 8/15/27, Callable 5/15/27 @ 100	6,183

		136,668

Construction & Engineering (0.1%):
1,695,000	Vinci SA, 3.75%, 4/10/29, Callable 1/10/29 @ 100(a)	1,844,621

Consumer Finance (0.2%):
1,675,000	Hyundai Capital Services, Inc., 3.00%, 8/29/22(a)	1,627,552
1,390,000	Hyundai Capital Services, Inc., 3.75%, 3/5/23(a)	1,369,692

		2,997,244

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services (0.8%):
$245,000	Corp. Financiera de Desarrollo SA, 4.75%, 7/15/25(a)	$239,488
2,096,000	GE Capital International Funding, 4.42%, 11/15/35	2,234,242
1,425,000	Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(a)	1,425,395
9,000	Nvent Finance Sarl, 4.55%, 4/15/28, Callable 1/15/28 @ 100	9,956
1,500,000	NXP BV/NXP Funding LLC, 4.13%, 6/1/21(a)	1,513,124
1,396,000	NXP BV/NXP Funding LLC, 4.63%, 6/1/23(a)	1,425,665
323,000	NXP BV/NXP Funding LLC, 5.55%, 12/1/28, Callable 9/1/28 @ 100(a)	342,380
452,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 6/18/29, Callable 3/18/29 @ 100(a)	465,560
2,903,000	ORIX Corp., 2.90%, 7/18/22	2,934,677
575,000	ORIX Corp., 3.25%, 12/4/24	570,688
540,000	Shell International Finance BV, 3.25%, 5/11/25	565,989
160,000	Shell International Finance BV, 2.50%, 9/12/26	162,260
1,141,000	Shell International Finance BV, 2.38%, 11/7/29, Callable 8/7/29 @ 100	1,122,945
119,000	Shell International Finance BV, 4.00%, 5/10/46	131,844
20,000	Total Capital Canada, Ltd., 2.75%, 7/15/23	19,640
242,000	Total Capital International SA, 3.70%, 1/15/24	251,232
442,000	Total Capital International SA, 3.75%, 4/10/24	463,762
495,000	Total Capital International SA, 2.43%, 1/10/25, Callable 10/10/24 @ 100	493,888

		14,372,735

Diversified Telecommunication Services (0.0%†):
389,000	Deutsche Telekom International Finance BV, 2.49%, 9/19/23, Callable 7/19/23 @ 100(a)	382,109

Food & Staples Retailing (0.0%†):
850,000	Seven & I Holdings Co., Ltd., 3.35%, 9/17/21(a)	863,752

Insurance (0.1%):
196,000	Aon plc, 4.45%, 5/24/43, Callable 2/24/43 @ 100	202,128
955,000	Aon plc, 4.60%, 6/14/44, Callable 3/14/44 @ 100	1,113,607

		1,315,735

Interactive Media & Services (0.1%):
490,000	Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @ 100	523,373
475,000	Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27 @ 100^	511,325
1,511,000	Tencent Holdings, Ltd., 2.99%, 1/19/23, Callable 12/19/22 @ 100(a)	1,544,606
515,000	Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable 10/19/27 @ 100(a)	549,838

		3,129,142

Internet & Direct Marketing Retail (0.1%):
320,000	Alibaba Group Holding, Ltd., 2.80%, 6/6/23, Callable 5/6/23 @ 100	322,644

Principal Amount		Fair Value
Yankee Dollars, continued
Internet & Direct Marketing Retail, continued
$460,000	Alibaba Group Holding, Ltd., 4.40%, 12/6/57, Callable 6/6/57 @ 100	$618,126

		940,770

Machinery (0.0%†):
110,000	CNH Industrial NV, 3.85%, 11/15/27, Callable 8/15/27 @ 100, MTN	104,748
560,000	Ingersoll-Rand Luxembourg Finance SA, 3.50%, 3/21/26, Callable 1/21/26 @ 100	585,683

		690,431

Media (0.0%†):
460,000	Sky, Ltd., 3.75%, 9/16/24(a)	486,826

Metals & Mining (0.1%):
105,000	ArcelorMittal, 3.60%, 7/16/24	94,238
395,000	ArcelorMittal, 6.13%, 6/1/25	386,606
515,000	ArcelorMittal, 4.55%, 3/11/26	464,143

		944,987

Oil, Gas & Consumable Fuels (0.3%):
555,000	Ecopetrol SA, 4.13%, 1/16/25	502,969
4,155,000	Petroleos Mexicanos, 6.50%, 3/13/27	3,072,215
883,000	Petroleos Mexicanos, 5.63%, 1/23/46^	537,323
587,000	Shell International Finance BV, 4.38%, 5/11/45	671,371
134,000	Suncor Energy, Inc., 5.95%, 12/1/34	134,816
76,000	Suncor Energy, Inc., 6.80%, 5/15/38	72,133
208,000	Suncor Energy, Inc., 6.50%, 6/15/38	201,882
363,000	TransCanada PipeLines, Ltd., 4.63%, 3/1/34, Callable 12/1/33 @ 100	343,844
136,000	TransCanada PipeLines, Ltd., 5.85%, 3/15/36	160,756
33,000	TransCanada PipeLines, Ltd., 6.20%, 10/15/37	38,412
34,000	TransCanada PipeLines, Ltd., 6.10%, 6/1/40	37,363

		5,773,084

Pharmaceuticals (0.2%):
1,346,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,344,322
137,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	139,625
1,240,000	Actavis Funding SCS, 4.55%, 3/15/35, Callable 9/15/34 @ 100	1,343,365
118,000	Allergan Funding SCS, 3.85%, 6/15/24, Callable 3/15/24 @ 100	121,510
1,863,000	Takeda Pharmaceutical Co., Ltd., 5.00%, 11/26/28, Callable 8/26/28 @ 100	2,113,149

		5,061,971

Real Estate Management & Development (0.0%†):
250,000	Mitsui Fudosan Co., Ltd., 2.95%, 1/23/23, Callable 12/23/22 @ 100(a)	255,367

Road & Rail (0.0%†):
72,000	Canadian Pacific Railway, Ltd., 2.05%, 3/5/30, Callable 12/5/29 @ 100	66,698

Sovereign Bond (2.7%):
5,119,000	Mexico Government International Bond, 4.15%, 3/28/27	5,181,539

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bond, continued
$910,000	Mexico Government International Bond, 3.75%, 1/11/28	$892,432
589,561	Oriental Republic of Uruguay, 4.50%, 8/14/24^	589,282
2,175,000	Oriental Republic of Uruguay, 4.38%, 10/27/27	2,308,218
689,000	Province of Manitoba, 3.05%, 5/14/24	747,016
704,000	Republic of Chile, 3.24%, 2/6/28, Callable 11/6/27 @ 100	725,484
595,000	Republic of Colombia, 4.50%, 1/28/26, Callable 10/28/25 @ 100	597,267
3,516,000	Republic of Colombia, 3.88%, 4/25/27, Callable 1/25/27 @ 100	3,431,602
275,000	Republic of Colombia, 4.50%, 3/15/29, Callable 12/15/28 @ 100	277,797
5,980,000	Republic of Colombia, 3.00%, 1/30/30, Callable 10/30/29 @ 100	4,886,347
581,000	Republic of Indonesia, 4.10%, 4/24/28	590,448
2,540,000	Republic of Indonesia, 2.85%, 2/14/30^	2,454,278
575,000	Republic of Panama, 4.00%, 9/22/24, Callable 6/22/24 @ 100	592,250
420,000	Republic of Panama, 3.88%, 3/17/28, Callable 12/17/27 @ 100	445,200
540,000	Republic of Panama, 4.50%, 5/15/47	580,500
285,000	Republic of Panama, 4.50%, 4/1/56, Callable 10/1/55 @ 100	308,513
980,000	Republic of Peru, 4.13%, 8/25/27	1,082,953
281,000	Republic of Peru, 5.63%, 11/18/50	395,964
3,200,000	Republic of Philippines, 3.00%, 2/1/28	3,294,813
1,225,000	Saudi Government International Bond, 4.38%, 4/16/29(a)	1,316,866
2,506,000	United Mexican States, 4.13%, 1/21/26	2,512,403
7,103,000	United Mexican States, 4.50%, 4/22/29	7,201,469
6,375,000	United Mexican States, 3.25%, 4/16/30, Callable 1/16/30 @ 100	5,975,912
1,220,000	Uruguay Government International Bond, 4.38%, 1/23/31, Callable 10/23/30 @ 100	1,296,250

		47,684,803

Wireless Telecommunication Services (0.1%):
645,000	Vodafone Group plc, 4.13%, 5/30/25	683,977
457,000	Vodafone Group plc, 4.38%, 2/19/43	471,039
1,089,000	Vodafone Group plc, 5.25%, 5/30/48	1,317,878

		2,472,894

Total Yankee Dollars (Cost $159,678,990)		156,327,729

Municipal Bonds (1.6%):
Ohio (0.0%†):
490,000	City of Cleveland Airport System Revenue, 2.88%, 1/1/31	491,161

New York (0.2%):
1,375,000	City of New York, GO, 2.22%, 3/1/35, Continuously Callable @100	1,180,383
1,520,000	City of New York, GO, 5.00%, 8/1/30	2,024,929
885,000	New York State Thruway Authority Revenue, 2.90%, 1/1/35	924,852

		4,130,164

Principal Amount		Fair Value
Municipal Bonds, continued
Massachusetts (0.3%):
$620,000	Commonwealth of Massachusetts, GO, 5.00%, 3/1/29	$809,088
1,265,000	Commonwealth of Massachusetts, GO, 2.90%, 9/1/49	1,229,504
1,260,000	Massachusetts School Building Authority Revenue, 3.40%, 10/15/40, Continuously Callable @100	1,259,622
450,000	Massachusetts School Building Authority Revenue, Series B, 5.00%, 10/15/41, Pre-refunded 10/15/21 @ 100	476,622
1,780,000	Massachusetts Water Resources Authority Revenue, 3.10%, 8/1/39, Continuously Callable @100	1,717,771

		5,492,607

North Carolina (0.1%):
450,000	County of Mecklenburg NC, GO, 5.00%, 3/1/30, Continuously Callable @100	588,560
1,610,000	State of North Carolina, GO, 5.00%, 6/1/30, Continuously Callable @100	2,120,273

		2,708,833

Florida (0.0%†):
140,000	County of Miami-Dade FL Aviation Revenue, 3.28%, 10/1/29	148,282
520,000	County of Miami-Dade FL Water & Sewer System Revenue, 3.49%, 10/1/42, Continuously Callable @100	525,840

		674,122

New Jersey (0.0%†):
575,000	New Jersey State Transportation Authority Revenue, Build America Bonds, GO, 6.56%, 12/15/40	786,221
800,000	New Jersey State Transportation Trust Fund Authority Revenue, Series AA, 5.00%, 6/15/36, Continuously Callable @100	854,768
270,000	New Jersey Transportation Trust Fund Authority Revenue, 4.13%, 6/15/42	267,891
350,000	Rutgers The State University of New Jersey Revenue, 3.27%, 5/1/43	358,761

		2,267,641

California (0.1%):
1,055,000	San Diego Community College District, GO, 3.34%, 8/1/43, Continuously Callable @100	1,042,646
160,000	State of California, Build America Bonds, GO, 7.63%, 3/1/40	252,611
347,000	University of California Revenue, 4.77%, 5/15/15	429,256
50,000	University of California Revenue, 4.86%, 5/15/12	67,987

		1,792,500

Delaware (0.0%†):
550,000	State of Delaware, GO, 5.00%, 1/1/30	721,556

Lousiana (0.2%):
870,000	State of Louisiana, GO, 5.00%, 3/1/28	1,110,799

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Municipal Bonds, continued
Lousiana, continued
$830,000	State of Louisiana, GO, 5.00%, 3/1/27	$1,036,280

		2,147,079

Maryland (0.5%):
1,665,000	State of Maryland, GO, 5.00%, 3/15/29	2,193,936
2,605,000	State of Maryland, GO, 5.00%, 3/15/28	3,338,463
665,000	State of Maryland, GO, 5.00%, 3/15/27	832,573

		6,364,972

Minnesota (0.1%):
730,000	State of Minnesota, GO, 5.00%, 8/1/29, Continuously Callable @100	941,058

Oregon (0.0%†):
635,000	State of Oregon Department of Transportation Revenue, 3.17%, 11/15/38, Continuously Callable @100	638,607

Nebraska (0.1%):
1,175,000	University of Nebraska Facilities Corp. Revenue, 3.04%, 10/1/49	1,108,953

Total Municipal Bonds (Cost $29,771,607)		29,479,253

U.S. Government Agency Mortgages (31.4%):
Federal Home Loan Bank (0.3%)
4,080,000	3.56%, 5/16/33	5,056,291

		5,056,291

Federal Home Loan Mortgage Corporation (4.9%)
3,650,000	Class A2, Series KC02, 3.37%, 7/25/25	3,906,705
1,126,705	Class A1, Series KIR2, 2.75%, 3/25/27	1,172,911
231,584	3.00%, 9/1/27, Pool #U70060	242,904
3,185,000	Class A2, Series K076, 3.90%, 4/25/28	3,747,153
11,000	Class A2, Series K078, 3.85%, 6/25/28	12,927
123,184	3.00%, 7/1/28, Pool #U79018	130,500
3,380,000	Class A2, Series K083, 4.05%, 9/25/28	4,045,860
6,603,000	Class A2, Series K084, 3.78%, 10/25/28	7,739,772
1,050,000	Class A2, Series K088, 3.69%, 1/25/29	1,231,650
591,000	1.56%, 9/15/29(c)	514,114
55,404	3.00%, 1/1/30, Pool #V60724	58,714
42,544	3.00%, 1/1/30, Pool #V60696	45,093
86,094	2.50%, 3/1/30, Pool #V60770	90,277
213,389	2.50%, 5/1/30, Pool #J31728	222,261
93,456	2.50%, 5/1/30, Pool #J31418	97,089
141,917	2.50%, 5/1/30, Pool #V60796	148,573
195,053	3.00%, 5/1/30, Pool #J31689	204,662
377,063	3.00%, 6/1/30, Pool #V60840	395,247
177,731	3.00%, 7/1/30, Pool #G15520	187,987
20,467	3.00%, 7/1/30, Pool #J32181	21,477
35,440	2.50%, 7/1/30, Pool #J32209	36,827
37,174	2.50%, 7/1/30, Pool #J32204	38,768
9,692	2.50%, 7/1/30, Pool #J32491	10,097
9,627	2.50%, 7/1/30, Pool #V60905	10,077
37,205	3.00%, 8/1/30, Pool #V60909	38,993
126,154	2.50%, 8/1/30, Pool #V60902	131,094
23,163	3.00%, 8/1/30, Pool #J32436	24,492
160,091	2.50%, 8/1/30, Pool #V60886	166,367

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$121,635	2.50%, 9/1/30, Pool #V60903	$126,854
391,649	2.50%, 9/1/30, Pool #V60904	410,017
190,000	6.75%, 3/15/31	295,432
197,000	1.66%, 3/15/31(c)	166,353
619,885	2.50%, 4/1/31, Pool #G16186	647,550
118,712	5.50%, 2/1/35, Pool #G04692	135,879
181,557	6.00%, 4/1/39, Pool #G07613	214,708
36,089	4.50%, 12/1/39, Pool #A90196	40,335
1,861,078	3.50%, 1/1/40, Pool #RB5028	1,990,118
213,299	3.50%, 2/1/40, Pool #RB5034	227,396
2,028,121	3.00%, 2/1/40, Pool #RB5033	2,136,115
32,008	4.50%, 7/1/40, Pool #A93010	35,528
44,676	4.00%, 8/1/40, Pool #A93534	49,156
667,170	4.50%, 9/1/40, Pool #A93700	730,056
243,512	4.00%, 9/1/40, Pool #A93851	268,598
41,796	4.00%, 10/1/40, Pool #A95923	45,720
34,727	4.00%, 11/1/40, Pool #A94977	37,985
31,511	4.00%, 11/1/40, Pool #A94779	34,432
39,015	4.00%, 11/1/40, Pool #A95144	42,673
2,505	4.00%, 4/1/41, Pool #Q00093	2,758
112,683	4.50%, 5/1/41, Pool #Q00959	122,462
98,086	4.50%, 5/1/41, Pool #Q00804	106,582
448,845	Class FL, Series 4248, 1.15%(US0001M+45bps), 5/15/41	441,656
500,442	5.50%, 6/1/41, Pool #G07553	567,829
110,739	5.00%, 10/1/41, Pool #G07642	124,885
567,316	3.50%, 10/1/41, Pool #G08462	618,262
67,928	4.00%, 10/1/41, Pool #Q04022	74,309
36,054	4.00%, 10/1/41, Pool #Q03841	39,456
274,496	3.50%, 4/1/42, Pool #C03811	296,115
247,149	3.50%, 4/1/42, Pool #Q07417	270,770
15,066	3.50%, 5/1/42, Pool #Q07896	16,204
25,910	3.50%, 5/1/42, Pool #Q08239	28,191
7,866	3.50%, 5/1/42, Pool #Q08306	8,556
228,759	3.50%, 8/1/42, Pool #G07106	250,548
32,386	3.50%, 8/1/42, Pool #Q12162	35,471
373,551	3.50%, 8/1/42, Pool #Q10724	401,556
32,526	3.50%, 10/1/42, Pool #Q11750	34,638
19,953	3.50%, 10/1/42, Pool #Q11909	21,859
451,786	3.50%, 11/1/42, Pool #Q13134	496,255
266,604	3.00%, 12/1/42, Pool #C04320	284,720
307,443	3.00%, 1/1/43, Pool #Q14866	328,900
187,350	3.00%, 3/1/43, Pool #Q16403	198,398
288,535	3.00%, 3/1/43, Pool #Q16673	303,205
385,436	3.00%, 3/1/43, Pool #Q16567	414,376
97,281	3.00%, 4/1/43, Pool #Q17095	104,517
138,020	3.50%, 6/1/43, Pool #Q18718	149,303
215,483	3.50%, 7/1/43, Pool #Q20206	232,480
118,992	3.50%, 8/1/43, Pool #Q21320	127,477
1,102,868	3.00%, 8/1/43, Pool #G07550	1,186,091
94,177	4.00%, 9/1/43, Pool #Q21579	104,919
3,246,642	3.00%, 9/1/43, Pool #G60675	3,467,518
275,184	3.00%, 10/1/43, Pool #G60037	294,724
279,197	4.50%, 12/1/43, Pool #Q23779	304,884
244,185	4.50%, 12/1/43, Pool #G60018	264,577
24,430	3.50%, 1/1/44, Pool #Q24368	26,358
909,966	Class XZ, Series 4316, 4.50%, 3/15/44	1,116,372
16,335	3.50%, 4/1/44, Pool #Q25812	17,627
135,674	4.00%, 4/1/44, Pool #Q25643	151,907
960,087	3.50%, 4/1/44, Pool #G07848	1,031,095
1,333,606	Class ZX, Series 4352, 4.00%, 4/15/44	1,558,482
18,271	3.50%, 5/1/44, Pool #Q25988	19,716
41,709	3.50%, 5/1/44, Pool #Q26362	44,951

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$26,617	3.50%, 5/1/44, Pool #Q26218	$29,445
19,456	3.50%, 5/1/44, Pool #Q26452	20,987
21,440	3.50%, 6/1/44, Pool #Q26707	23,117
119,571	3.50%, 6/1/44, Pool #Q28764	130,978
24,283	3.50%, 7/1/44, Pool #Q27319	26,865
173,512	4.00%, 7/1/44, Pool #G60901	189,774
85,555	3.50%, 8/1/44, Pool #Q27843	92,265
497,124	4.00%, 8/1/44, Pool #G07786	553,716
17,322	3.50%, 9/1/44, Pool #Q28763	18,734
107,071	3.50%, 9/1/44, Pool #Q28605	115,504
40,793	3.50%, 9/1/44, Pool #Q28604	45,120
7,515	3.50%, 11/1/44, Pool #Q29697	8,130
2,750	3.50%, 11/1/44, Pool #Q29911	2,975
45,983	3.50%, 1/1/45, Pool #Q30876	49,766
28,964	3.50%, 1/1/45, Pool #Q31122	31,450
31,503	4.00%, 2/1/45, Pool #Q31338	35,020
15,063	4.00%, 2/1/45, Pool #Q31128	16,767
14,261	3.50%, 5/1/45, Pool #Q33131	15,500
100,240	3.50%, 5/1/45, Pool #Q33606	108,890
98,304	3.50%, 6/1/45, Pool #Q34176	106,785
2,773	3.50%, 7/1/45, Pool #Q34960	3,012
27,994	3.50%, 9/1/45, Pool #Q36302	30,996
10,927	3.50%, 10/1/45, Pool #V81932	12,026
253,402	4.00%, 10/1/45, Pool #Q36972	277,660
39,904	4.00%, 12/1/45, Pool #Q37957	44,328
36,405	4.00%, 12/1/45, Pool #Q37955	40,526
435,571	3.50%, 1/1/46, Pool #G60393	484,428
32,682	3.50%, 2/1/46, Pool #V82209	36,047
306,932	3.50%, 3/1/46, Pool #Q39250	337,594
373,296	3.50%, 5/1/46, Pool #G60561	405,604
1,347,143	3.00%, 6/1/46, Pool #Q41070	1,420,295
580,330	4.00%, 7/1/46, Pool #V82528	629,180
8,756,505	3.00%, 8/1/46, Pool #G60717	9,276,352
296,304	4.00%, 8/1/46, Pool #V82553	321,132
682,668	Class FB, Series 4606, 1.20%(US0001M+50bps), 8/15/46	678,356
45,538	4.00%, 9/1/46, Pool #G60729	49,903
502,343	3.00%, 9/1/46, Pool #G60718	544,527
1,420,178	3.00%, 9/1/46, Pool #Q42979	1,539,488
3,148,157	3.00%, 9/1/46, Pool #Q43104	3,334,941
97,694	4.00%, 10/1/46, Pool #V82661	105,943
124,317	3.00%, 12/1/46, Pool #Q45083	134,808
244,435	3.00%, 12/1/46, Pool #Q45080	256,377
201,957	3.00%, 12/1/46, Pool #Q45079	216,938
533,264	3.00%, 12/1/46, Pool #Q44853	564,828
1,663,605	3.00%, 12/1/46, Pool #V82781	1,744,644
503,838	3.00%, 12/1/46, Pool #Q45064	546,083
2,051,986	4.00%, 2/1/47, Pool #V82929	2,224,837
914,170	3.50%, 3/1/47, Pool #G60968	972,892
163,959	3.50%, 7/1/47, Pool #Q53113	176,859
2,230,713	4.50%, 7/1/47, Pool #G61047	2,495,841
609,865	3.50%, 10/1/47, Pool #G61178	661,283
788,533	3.50%, 12/1/47, Pool #G61208	855,022
91,755	3.50%, 1/1/48, Pool #Q53630	99,499
184,843	3.50%, 1/1/48, Pool #Q53648	200,888
1,918,601	3.50%, 1/1/48, Pool #Q53747	2,073,553
2,657,121	4.50%, 8/1/48, Pool #G67715	2,964,503
5,660,953	4.00%, 11/1/48, Pool #ZT1320	6,038,980

		91,420,416

Federal National Mortgage Association (18.4%)
168,826	2.50%, 9/1/27, Pool #AB6194	175,591
112,665	2.50%, 9/1/27, Pool #AP5205	117,284
39,851	2.50%, 2/1/28, Pool #AB8446	41,553
85,926	2.50%, 4/1/28, Pool #AB8870	89,812
56,549	3.00%, 4/1/28, Pool #AT3121	59,681

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$58,896	3.00%, 5/1/28, Pool #AT6033	$62,143
235,209	2.50%, 8/1/28, Pool #AS0190	245,832
1,289,000	Class A2, Series 2018-M14, 3.58%, 8/25/28, Pool #A2	1,471,677
1,070,134	3.50%, 9/1/28, Pool #AL4245	1,132,340
284,640	3.50%, 10/1/28, Pool #AV0198	301,184
132,559	3.00%, 10/1/28, Pool #AU8774	139,931
14,625	3.00%, 10/1/28, Pool #AQ4132	15,200
15,531	3.00%, 11/1/28, Pool #AV0298	16,141
449,100	3.50%, 11/1/28, Pool #AV1360	475,195
359,428	3.00%, 4/1/29, Pool #AW0937	379,361
243,510	3.00%, 5/1/29, Pool #AW2544	255,111
501,467	3.00%, 6/1/29, Pool #AS2676	529,289
128,595	3.00%, 7/1/29, Pool #AW1281	135,896
591,159	3.00%, 7/1/29, Pool #AW4229	619,333
1,011,781	3.00%, 9/1/29, Pool #AL6897	1,062,077
318,064	3.00%, 9/1/29, Pool #AS3220	335,706
150,453	3.50%, 9/1/29, Pool #AX0105	161,945
342,153	3.50%, 9/1/29, Pool #AL5806	368,334
1,350,000	Class A2, Series 2020-M1, 2.44%, 9/25/29	1,427,706
180,903	3.00%, 10/1/29, Pool #AS3594	189,511
42,959	3.50%, 10/1/29, Pool #AX2741	46,243
243,288	3.50%, 12/1/29, Pool #AS3988	261,883
697,158	3.00%, 1/1/30, Pool #AL6144	735,895
2,605,000	1.58%, 1/15/30(c)	2,250,621
26,640	2.50%, 2/1/30, Pool #AS4485	27,742
99,200	2.50%, 2/1/30, Pool #BM3403	103,120
30,121	2.50%, 2/1/30, Pool #AS4488	31,559
195,588	2.50%, 3/1/30, Pool #AS4688	202,832
137,368	3.00%, 3/1/30, Pool #AL6583	143,911
112,872	3.00%, 4/1/30, Pool #AL6584	118,169
92,032	2.50%, 4/1/30, Pool #AY3416	95,448
67,956	3.00%, 5/1/30, Pool #AL6761	71,336
43,730	2.50%, 5/1/30, Pool #AY0828	46,009
3,901,000	1.60%, 5/15/30(c)	3,350,206
372,400	3.00%, 6/1/30, Pool #AL9381	390,919
26,387	2.50%, 7/1/30, Pool #AS5405	27,673
91,530	3.00%, 7/1/30, Pool #AL7139	95,822
26,182	3.00%, 7/1/30, Pool #AX9700	27,421
15,728	3.00%, 7/1/30, Pool #AZ2297	16,481
109,701	3.00%, 7/1/30, Pool #AX9701	114,838
41,489	2.50%, 7/1/30, Pool #AZ2170	43,026
152,886	2.50%, 7/1/30, Pool #AS5403	159,417
173,563	3.00%, 8/1/30, Pool #AL7225	181,701
155,659	3.00%, 8/1/30, Pool #AL7227	165,427
135,691	3.00%, 8/1/30, Pool #AS5623	144,180
120,246	3.00%, 8/1/30, Pool #AS5622	125,880
98,785	3.50%, 8/1/30, Pool #AS5708	103,958
21,724	3.50%, 8/1/30, Pool #AS5707	23,358
746,852	3.50%, 8/1/30, Pool #AL7430	804,033
97,635	2.50%, 8/1/30, Pool #AS5614	101,258
181,883	2.50%, 8/1/30, Pool #AS5616	189,397
13,411	3.00%, 8/1/30, Pool #AZ8597	14,052
71,463	2.50%, 8/1/30, Pool #AS5548	74,505
23,720	3.00%, 8/1/30, Pool #AZ7833	24,844
293,328	2.50%, 8/1/30, Pool #BM3552	306,391
23,434	3.00%, 8/1/30, Pool #AX3298	24,554
32,613	3.00%, 9/1/30, Pool #AL7320	34,168
48,685	3.00%, 9/1/30, Pool #AZ5719	51,002
110,370	2.50%, 9/1/30, Pool #AS5872	114,466
96,580	3.00%, 9/1/30, Pool #AS5714	101,121
123,744	3.00%, 9/1/30, Pool #AS5728	129,639
85,791	2.50%, 9/1/30, Pool #AS5786	89,452
14,604	2.50%, 11/1/30, Pool #AL7800	15,208

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$99,371	2.50%, 11/1/30, Pool #AS6142	$103,626
105,944	2.50%, 11/1/30, Pool #AS6141	109,874
102,819	2.50%, 11/1/30, Pool #AS6116	107,824
95,748	2.50%, 11/1/30, Pool #AS6115	99,698
1,978,385	3.00%, 1/1/31, Pool #BM3537	2,080,237
167,267	2.50%, 3/1/31, Pool #BM1595	174,074
163,082	2.50%, 6/1/31, Pool #AS7320	171,894
291,174	2.50%, 7/1/31, Pool #AS7617	306,897
258,766	2.50%, 7/1/31, Pool #AS7605	272,762
12,397	2.50%, 8/1/31, Pool #BC2777	13,065
57,676	4.00%, 8/1/31, Pool #AY4707	60,962
43,412	4.00%, 8/1/31, Pool #AY4688	46,573
2,041,563	3.00%, 8/1/31, Pool #AL9376	2,169,975
182,945	3.00%, 9/1/31, Pool #AL9378	191,536
644,412	2.50%, 10/1/31, Pool #AS8208	679,267
1,183,092	2.50%, 10/1/31, Pool #AS8195	1,247,001
2,402,268	2.50%, 10/1/31, Pool #BC4773	2,532,090
366,601	2.50%, 10/1/31, Pool #AS8009	382,908
109,278	2.00%, 10/1/31, Pool #MA2774	112,745
493,514	2.50%, 10/1/31, Pool #AS8193	513,774
629,302	2.00%, 11/1/31, Pool #BM3054	649,214
264,747	2.50%, 11/1/31, Pool #AS8241	276,525
187,012	2.50%, 11/1/31, Pool #BC2628	197,118
175,512	2.50%, 11/1/31, Pool #BC2629	185,038
404,383	2.50%, 11/1/31, Pool #AS8240	426,283
173,854	2.00%, 11/1/31, Pool #BC9040	179,376
191,617	2.50%, 11/1/31, Pool #AS8245	201,979
351,835	2.50%, 11/1/31, Pool #BC2631	367,713
518,331	2.00%, 11/1/31, Pool #AS8251	534,797
33,206	2.00%, 11/1/31, Pool #AS8291	34,260
145,589	2.00%, 12/1/31, Pool #MA2845	150,206
1,123,034	3.50%, 2/1/32, Pool #AS8885	1,186,277
35,383	2.50%, 2/1/32, Pool #BM1036	36,957
20,378	3.00%, 2/1/32, Pool #BE5670	21,663
871,590	2.00%, 3/1/32, Pool #BM3061	902,381
606,616	3.00%, 3/1/32, Pool #AS9327	644,697
380,652	2.50%, 3/1/32, Pool #AS9316	401,896
331,776	2.50%, 3/1/32, Pool #AS9317	348,230
600,372	2.50%, 3/1/32, Pool #AS9318	632,808
655,447	2.50%, 3/1/32, Pool #AS9319	690,005
564,218	2.50%, 3/1/32, Pool #AS9321	591,594
2,593,097	3.50%, 4/1/32, Pool #BM3503	2,795,780
1,892,015	3.50%, 5/1/32, Pool #BM1602	2,023,197
2,777,700	3.00%, 6/1/32, Pool #BM1791	2,960,346
878,967	2.50%, 8/1/32, Pool #BM3578	923,551
337,860	3.00%, 9/1/32, Pool #BM3240	353,873
94,338	3.50%, 11/1/32, Pool #BJ2054	101,725
60,983	3.50%, 1/1/33, Pool #BJ2096	64,891
113,320	5.50%, 1/1/33, Pool #676661	129,296
1,703,566	2.50%, 2/1/33, Pool #BM3793	1,766,673
77,825	5.50%, 5/1/33, Pool #555424	88,448
126,775	4.00%, 9/1/33, Pool #BK7642	135,697
367,550	4.00%, 10/1/33, Pool #CA2528	392,865
370,646	4.00%, 10/1/33, Pool #CA2527	391,476
693,075	4.00%, 10/1/33, Pool #CA2404	747,388
502,602	4.00%, 10/1/33, Pool #CA2406	539,459
2,190,405	4.00%, 11/1/33, Pool #CA2557	2,340,570
387,965	4.00%, 11/1/33, Pool #CA2555	414,557
845,382	2.50%, 12/1/33, Pool #FM1680	891,424
200,000	4.50%, 4/25/34, TBA	209,375
1,900,000	5.00%, 4/25/34, TBA	2,031,961
605,913	5.00%, 2/1/35, Pool #735226	684,401
188,079	5.50%, 2/1/35, Pool #735989	216,546
46,522	5.00%, 3/1/35, Pool #735288	52,114
16,961	6.00%, 4/1/35, Pool #735504	19,901

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$87,617	5.00%, 9/1/35, Pool #889974	$98,399
186,364	4.00%, 1/1/36, Pool #AB0686	205,787
433,291	5.50%, 9/1/36, Pool #995113	498,569
48,871	3.00%, 10/1/36, Pool #AL9227	51,744
146,086	3.00%, 11/1/36, Pool #AS8349	154,678
363,823	3.00%, 11/1/36, Pool #AS8348	387,567
426,733	3.00%, 12/1/36, Pool #AS8553	463,227
327,783	3.00%, 12/1/36, Pool #BE1896	350,252
18,825	5.50%, 2/1/38, Pool #961545	21,241
13,801	6.00%, 3/1/38, Pool #889529	16,362
75,836	5.50%, 5/1/38, Pool #889441	85,313
100,145	5.50%, 5/1/38, Pool #889692	114,675
44,795	6.00%, 5/1/38, Pool #889466	53,105
67,770	5.50%, 6/1/38, Pool #995018	77,370
19,559	5.50%, 9/1/38, Pool #889995	22,262
46,239	6.00%, 10/1/38, Pool #889983	54,205
236,397	5.50%, 1/1/39, Pool #AB0200	274,980
106,834	4.50%, 4/1/39, Pool #930922	119,317
232,359	3.50%, 5/1/39, Pool #MA3660	245,666
114,589	4.50%, 5/1/39, Pool #AL1472	127,981
1,072,753	5.00%, 6/1/39, Pool #AL7521	1,204,657
688,257	6.00%, 7/1/39, Pool #BF0056	803,536
51,640	5.50%, 10/1/39, Pool #AD0362	58,827
1,770,550	3.00%, 11/1/39, Pool # MA3831	1,873,247
46,575	5.50%, 12/1/39, Pool #AD0571	52,828
317,371	5.50%, 12/1/39, Pool #AC6680	372,554
609,450	3.50%, 12/1/39, Pool #MA3869	650,818
84,513	3.00%, 1/1/40, Pool #BP1151	89,653
272,224	3.50%, 1/1/40, Pool #MA3891	290,803
6,541,629	4.50%, 1/1/40, Pool #AC8568	7,207,029
99,920	3.00%, 1/1/40, Pool #MA3890	105,533
442,445	3.50%, 2/1/40, Pool #MA3935	471,688
4,832,205	3.00%, 2/1/40, Pool #MA3934	5,104,549
42,396	5.50%, 3/1/40, Pool #AL5304	47,951
311,005	6.00%, 4/1/40, Pool #AL4141	364,587
37,037	4.50%, 4/1/40, Pool #AD4038	40,783
58,641	6.50%, 5/1/40, Pool #AL1704	69,163
89,154	4.50%, 7/1/40, Pool #AD7127	96,062
160,197	4.00%, 7/1/40, Pool #AE0113	177,606
87,533	4.50%, 7/1/40, Pool #AB1226	97,148
3,999	4.00%, 8/1/40, Pool #AD9136	4,374
285,757	4.00%, 8/1/40, Pool #AE0216	307,339
34,514	6.00%, 9/1/40, Pool #AE0823	39,932
787,799	4.00%, 10/1/40, Pool #AB1614	861,579
316,474	4.00%, 10/1/40, Pool #AE7535	346,099
52,751	4.00%, 11/1/40, Pool #AE8407	57,700
232,729	4.00%, 12/1/40, Pool #AH0946	254,483
34,778	4.00%, 12/1/40, Pool #AH0006	38,027
2,680,000	Class CY, Series 2010-136, 4.00%, 12/25/40	3,077,980
62,287	4.00%, 1/1/41, Pool #AL7167	66,601
8,677,939	Class ZA, Series 2011-8, 4.00%, 2/25/41	9,168,216
527,948	4.00%, 4/1/41, Pool #AI1186	578,523
75,959	6.00%, 6/1/41, Pool #AL4142	88,844
730,513	5.00%, 7/1/41, Pool #AL7524	817,171
46,711	4.50%, 7/1/41, Pool #AB3314	50,746
57,062	4.00%, 9/1/41, Pool #AI5228	62,554
46,600	4.50%, 9/1/41, Pool #AI8961	50,641
592,482	4.00%, 9/1/41, Pool #AJ1541	649,002
880,458	5.50%, 9/1/41, Pool #AL8430	1,004,400
44,083	4.00%, 10/1/41, Pool #AC9312	48,327
2,825,778	4.00%, 11/1/41, Pool #AJ4701	3,097,685
139,990	4.00%, 12/1/41, Pool #AB4054	153,395
45,588	4.00%, 12/1/41, Pool #AJ7684	49,953

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$1,191,012	4.00%, 1/1/42, Pool #AB4307	$1,304,814
40,513	3.50%, 1/1/42, Pool #AK2073	44,123
292,589	3.50%, 1/1/42, Pool #AW8154	318,809
143,639	4.00%, 2/1/42, Pool #AB4530	158,626
45,804	3.50%, 4/1/42, Pool #AK7510	49,392
133,781	3.50%, 4/1/42, Pool #AO0777	141,425
86,696	4.00%, 5/1/42, Pool #A02114	95,453
81,198	4.00%, 5/1/42, Pool #AT6144	88,996
19,459	3.50%, 5/1/42, Pool #AO2881	20,976
246,304	4.00%, 5/1/42, Pool #AO2961	271,221
80,790	4.00%, 6/1/42, Pool #AL2003	89,216
37,112	3.50%, 6/1/42, Pool #AL2168	40,041
22,838	3.50%, 6/1/42, Pool #AO3048	24,648
35,024	3.50%, 6/1/42, Pool #AK9225	37,790
43,981	3.50%, 6/1/42, Pool #AO3107	47,467
2,924,891	4.00%, 7/1/42, Pool #AL2160	3,229,748
177,252	4.00%, 7/1/42, Pool #AL4244	195,102
50,254	3.50%, 7/1/42, Pool #AO9707	54,217
51,047	4.00%, 7/1/42, Pool #AL2607	56,309
985,520	4.00%, 8/1/42, Pool #AL2242	1,088,097
83,559	3.50%, 8/1/42, Pool #AO7152	90,168
43,578	4.00%, 9/1/42, Pool #AX3706	47,753
88,521	4.00%, 9/1/42, Pool #AL2901	97,771
271,061	4.50%, 9/1/42, Pool #AL2482	301,324
119,547	3.00%, 10/1/42, Pool #AP9726	128,759
381,441	3.50%, 10/1/42, Pool #AB6512	403,551
96,798	3.50%, 12/1/42, Pool #AQ7127	104,909
390,589	3.50%, 12/1/42, Pool #AL8045	427,655
206,837	3.00%, 12/1/42, Pool #AB7271	222,817
207,877	4.00%, 12/1/42, Pool #AL6055	229,527
170,156	3.00%, 12/1/42, Pool #AB7425	178,658
753,468	3.00%, 12/1/42, Pool #AB7269	811,599
516,241	3.00%, 1/1/43, Pool #AB7458	556,080
278,025	3.00%, 1/1/43, Pool #AB7565	299,472
138,133	4.00%, 1/1/43, Pool #AL7369	151,720
539,119	3.00%, 1/1/43, Pool #AB7567	580,715
511,420	3.00%, 1/1/43, Pool #AB7497	550,960
348,592	3.00%, 1/1/43, Pool #AB7755	374,705
1,783,770	4.50%, 1/1/43, Pool #AL8206	1,979,111
208,473	3.50%, 2/1/43, Pool #AL2935	224,913
190,559	3.00%, 2/1/43, Pool #AB7762	204,831
194,978	3.00%, 2/1/43, Pool #AB8558	209,614
96,850	3.00%, 3/1/43, Pool #AR7576	101,548
85,702	3.00%, 3/1/43, Pool #AR7568	89,856
373,678	3.00%, 3/1/43, Pool #AR9194	401,676
41,641	3.50%, 3/1/43, Pool #AR9203	44,391
549,797	3.50%, 3/1/43, Pool #AL3409	586,523
122,156	3.00%, 3/1/43, Pool #AR9218	128,068
48,172	3.00%, 3/1/43, Pool #AB8712	51,792
119,441	3.00%, 3/1/43, Pool #AB8830	128,360
217,164	4.00%, 3/1/43, Pool #AL3300	239,840
362,965	3.00%, 3/1/43, Pool #AB8701	390,190
17,504	3.50%, 3/1/43, Pool #AT0310	18,639
14,730	3.50%, 3/1/43, Pool #AR6909	15,684
30,124	3.50%, 3/1/43, Pool #AR8128	32,070
53,701	3.00%, 4/1/43, Pool #AT2037	56,300
173,383	3.00%, 4/1/43, Pool #AT2040	181,781
47,260	3.00%, 4/1/43, Pool #AB9033	50,801
102,862	3.00%, 4/1/43, Pool #AT2043	107,855
130,128	3.00%, 4/1/43, Pool #AR8630	136,395
345,744	3.00%, 4/1/43, Pool #AB9016	371,633
92,401	3.00%, 4/1/43, Pool #AB8924	96,877
108,278	3.00%, 4/1/43, Pool #AB8923	113,538
21,227	3.50%, 4/1/43, Pool #AT3019	22,605
136,172	3.00%, 5/1/43, Pool #AT6654	146,369

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$362,620	3.00%, 5/1/43, Pool #AT2719	$389,770
249,897	3.00%, 5/1/43, Pool #AB9173	268,619
179,589	3.00%, 5/1/43, Pool #AB9462	193,036
88,142	3.50%, 5/1/43, Pool #AB9255	93,964
137,728	3.00%, 5/1/43, Pool #AL3759	148,046
31,926	3.50%, 5/1/43, Pool #MA1440	34,036
21,983	3.50%, 6/1/43, Pool #AB9567	23,437
201,988	3.00%, 6/1/43, Pool #AB9662	217,145
76,581	3.00%, 6/1/43, Pool #AT7676	82,324
13,475	3.00%, 6/1/43, Pool #AB9564	14,483
562,280	3.50%, 7/1/43, Pool #AU0918	599,468
378,354	3.50%, 7/1/43, Pool #AT9667	403,355
60,520	3.50%, 7/1/43, Pool #AT3906	64,499
400,825	3.50%, 7/1/43, Pool #AL4010	427,329
2,550,652	3.00%, 7/1/43, Pool #AB9940	2,741,862
571,210	3.00%, 7/1/43, Pool #AL5778	613,991
190,595	3.50%, 7/1/43, Pool #AT8464	203,636
136,275	3.50%, 7/1/43, Pool #AR7145	145,194
454,577	3.50%, 8/1/43, Pool #AS0209	484,649
95,753	3.50%, 8/1/43, Pool #AU0613	102,098
110,612	3.50%, 8/1/43, Pool #AU0570	117,923
12,438	3.50%, 8/1/43, Pool #AT7333	13,262
44,698	3.50%, 8/1/43, Pool #AU3270	47,641
465,135	3.00%, 8/1/43, Pool #AS0331	500,006
13,210	3.50%, 8/1/43, Pool #AU3032	14,079
16,035	3.50%, 9/1/43, Pool #AT7267	17,100
1,505,194	4.00%, 10/1/43, Pool #BM1502	1,654,137
97,870	4.00%, 10/1/43, Pool #AL7577	107,397
980,717	3.50%, 11/1/43, Pool #AL9745	1,068,664
1,150,279	5.00%, 12/1/43, Pool #AL7777	1,288,729
84,300	3.50%, 1/1/44, Pool #AS1703	89,853
91,645	3.50%, 1/1/44, Pool #AS1539	97,704
108,480	4.00%, 3/1/44, Pool #AV6577	121,337
3,197,645	3.50%, 5/1/44, Pool #BM5002	3,423,448
22,135	3.50%, 6/1/44, Pool #AW6405	23,694
9,781	3.50%, 6/1/44, Pool #AS2591	10,467
22,076	4.00%, 7/1/44, Pool #AW7055	24,223
832,664	4.00%, 8/1/44, Pool #890629	911,927
1,408,958	4.00%, 8/1/44, Pool #AL5601	1,538,328
630,795	5.00%, 11/1/44, Pool #AL8878	701,018
14,400	4.00%, 12/1/44, Pool #AX6255	16,069
183,849	4.00%, 12/1/44, Pool #AX9372	201,692
15,292	4.00%, 12/1/44, Pool #AY0299	17,072
585,259	4.00%, 1/1/45, Pool #AS4083	642,129
165,083	4.00%, 1/1/45, Pool #AY0367	181,153
61,331	4.00%, 1/1/45, Pool #AX8713	68,400
26,810	4.00%, 2/1/45, Pool #AY1866	29,740
428,987	3.50%, 2/1/45, Pool #BM1100	457,282
151,661	4.00%, 2/1/45, Pool #AS4308	169,900
98,066	4.00%, 2/1/45, Pool #AY2693	108,754
60,775	4.00%, 5/1/45, Pool #AY9770	67,422
655,264	4.00%, 5/1/45, Pool #AS5017	726,517
21,196	4.00%, 5/1/45, Pool #AY8218	23,627
328,659	5.00%, 6/1/45, Pool #BM3784	367,116
401,556	3.50%, 7/1/45, Pool #AS5459	444,379
1,029,301	3.50%, 7/1/45, Pool #AS5453	1,119,575
53,349	3.50%, 8/1/45, Pool #AS5640	58,026
202,011	4.50%, 9/1/45, Pool #AL7936	225,143
88,718	4.00%, 10/1/45, Pool #AL7442	98,380
35,926	4.00%, 10/1/45, Pool #AZ9243	39,828
477,310	3.50%, 10/1/45, Pool #MA2414	517,374
41,661	4.00%, 10/1/45, Pool #BA2879	46,696
122,278	4.00%, 10/1/45, Pool #AL7443	136,394
35,084	4.00%, 10/1/45, Pool #BA2878	39,111
39,058	4.00%, 10/1/45, Pool #BA2877	43,292

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$37,217	4.00%, 10/1/45, Pool #AZ9244	$41,496
10,405	4.50%, 11/1/45, Pool #AS6233	11,273
1,463,652	3.50%, 11/1/45, Pool #BM1124	1,566,254
180,621	4.00%, 11/1/45, Pool #BA2905	201,443
105,836	4.50%, 11/1/45, Pool #AL9501	118,571
90,320	3.50%, 11/1/45, Pool #AS6195	99,955
126,727	4.00%, 11/1/45, Pool #BA2904	140,539
396,904	4.00%, 12/1/45, Pool #AS6347	444,559
376,284	3.50%, 12/1/45, Pool #AL9635	406,336
320,286	4.50%, 12/1/45, Pool #BM1756	349,203
114,953	4.00%, 12/1/45, Pool #BA4737	128,162
107,814	4.00%, 12/1/45, Pool #BA4736	119,577
54,034	4.00%, 12/1/45, Pool #BA2924	60,512
140,287	4.00%, 1/1/46, Pool #BA4781	158,054
247,241	4.00%, 2/1/46, Pool #AS6662	270,588
2,320,735	3.50%, 3/1/46, Pool #AS6788	2,563,465
451,069	3.50%, 3/1/46, Pool #AS6823	497,194
380,396	3.50%, 4/1/46, Pool #AS7015	404,198
4,875,622	3.50%, 4/1/46, Pool #BC5981	5,267,723
187,159	3.50%, 4/1/46, Pool #AL8521	202,274
285,995	3.50%, 5/1/46, Pool #AL8570	315,351
1,546,395	3.50%, 6/1/46, Pool #AS7383	1,705,284
1,243,949	3.50%, 6/1/46, Pool #AS7353	1,371,402
123,294	3.00%, 6/1/46, Pool #AS7370	133,689
61,325	3.50%, 6/1/46, Pool #BC1154	67,828
219,062	3.00%, 6/1/46, Pool #AS7362	231,650
27,007	3.00%, 6/1/46, Pool #AS7365	28,710
1,603,537	4.00%, 6/1/46, Pool #AL9093	1,763,821
4,142,761	4.00%, 7/1/46, Pool #AL8857	4,508,181
3,270,552	3.50%, 7/1/46, Pool #BA7748	3,533,859
583,459	4.50%, 7/1/46, Pool #BM3053	658,792
3,034,243	3.00%, 7/1/46, Pool #BC1450	3,287,609
827,408	4.50%, 7/1/46, Pool #BM1920	918,586
32,084	3.00%, 8/1/46, Pool #AL9031	34,775
33,743	4.00%, 8/1/46, Pool #BD3933	38,022
675,003	3.50%, 8/1/46, Pool #AL8952	744,198
3,210,600	3.00%, 8/1/46, Pool #BC1486	3,478,650
49,990	4.00%, 8/1/46, Pool #BD4900	56,357
1,092,405	Class UF, Series 2016-48, 1.35%(US0001M+40bps), 8/25/46	1,068,666
24,637	4.00%, 9/1/46, Pool #BD7826	27,738
325,204	3.00%, 9/1/46, Pool #AS7878	343,841
250,527	3.00%, 9/1/46, Pool #AL9045	262,891
176,187	3.00%, 9/1/46, Pool #AS7889	191,006
2,649,501	3.00%, 9/1/46, Pool #AS7847	2,870,560
98,683	4.00%, 9/1/46, Pool #BD1481	111,195
2,018,559	3.00%, 9/1/46, Pool #BD1469	2,139,036
724,700	3.00%, 9/1/46, Pool #AL9214	785,223
634,945	3.50%, 9/1/46, Pool #AL9511	696,247
19,955	3.50%, 9/1/46, Pool #BE0547	22,016
842,703	3.00%, 10/1/46, Pool #BD8925	890,848
545,261	3.00%, 10/1/46, Pool #AL9266	590,809
4,395,334	3.00%, 10/1/46, Pool #BD3309	4,648,182
736,266	3.00%, 10/1/46, Pool #AL9215	781,231
488,110	3.50%, 11/1/46, Pool #BM1938	527,558
39,812	3.50%, 11/1/46, Pool #BE1932	43,909
250,143	3.00%, 11/1/46, Pool #AL9481	264,512
4,218,494	3.50%, 11/1/46, Pool #AL9424	4,651,403
93,932	3.50%, 11/1/46, Pool #BD8477	103,633
5,585,916	4.00%, 11/1/46, Pool #AS8374	6,113,631
32,909	3.50%, 11/1/46, Pool #BC7299	36,308
385,916	3.00%, 11/1/46, Pool #BD9645	418,244
621,033	3.00%, 11/1/46, Pool #BD9644	658,602
190,772	3.00%, 11/1/46, Pool #BD9643	202,170
793,695	3.00%, 11/1/46, Pool #AL9325	842,028

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$1,496,243	4.00%, 11/1/46, Pool #AS8379	$1,686,531
289,457	3.00%, 11/1/46, Pool #BD9641	306,086
285,554	4.00%, 11/1/46, Pool #BC9012	321,818
900,905	3.50%, 11/1/46, Pool #BD8970	987,411
628,372	3.50%, 11/1/46, Pool #AS8371	694,989
627,686	3.00%, 11/1/46, Pool #BD8962	663,689
344,396	3.50%, 12/1/46, Pool #BE2103	380,187
626,179	3.50%, 12/1/46, Pool #BC9084	676,800
110,679	3.50%, 12/1/46, Pool #AL9593	121,361
1,599,438	3.00%, 12/1/46, Pool #AS8486	1,694,854
1,235,857	3.50%, 12/1/46, Pool #AS8493	1,357,202
108,996	3.50%, 1/1/47, Pool #BE4913	116,527
1,852,723	3.50%, 1/1/47, Pool #AL9725	2,012,740
720,721	3.50%, 1/1/47, Pool #AS8653	780,526
221,367	3.50%, 1/1/47, Pool #BD8531	242,716
279,897	3.50%, 1/1/47, Pool #AL9774	304,232
416,028	4.00%, 1/1/47, Pool #BD2439	464,406
181,532	3.00%, 1/1/47, Pool #AS8589	191,266
354,814	3.00%, 2/1/47, Pool #BD5049	381,827
91,789	3.00%, 2/1/47, Pool #BD5056	98,667
897,416	3.50%, 2/1/47, Pool #BM3792	985,585
523,812	3.50%, 2/1/47, Pool #BE1534	563,298
295,008	3.50%, 2/1/47, Pool #BE3188	320,437
1,591,286	3.50%, 2/1/47, Pool #AL9920	1,757,804
1,900,056	4.00%, 3/1/47, Pool #890824	2,117,721
246,499	3.50%, 3/1/47, Pool #BH0158	264,857
795,491	3.00%, 3/1/47, Pool #AS8925	856,299
636,057	3.00%, 3/1/47, Pool #AS8936	683,006
2,676,868	4.00%, 3/1/47, Pool #BM1155	2,921,332
3,346,820	3.50%, 4/1/47, Pool #AS9443	3,571,902
178,391	3.50%, 5/1/47, Pool #BM1937	193,790
1,159,050	3.50%, 5/1/47, Pool #BD2417	1,236,844
725,994	4.00%, 5/1/47, Pool #BH0398	785,492
375,755	3.50%, 5/1/47, Pool #BE9375	401,131
708,995	3.50%, 5/1/47, Pool #BM1174	778,744
289,760	3.50%, 6/1/47, Pool #BH0567	309,145
577,317	3.50%, 6/1/47, Pool #BM1902	634,038
395,973	3.50%, 7/1/47, Pool #BM1571	439,240
604,662	4.00%, 7/1/47, Pool #BH3401	654,171
830,154	4.00%, 8/1/47, Pool #BM1619	908,243
246,394	3.50%, 9/1/47, Pool #BM1822	269,265
92,454	3.50%, 9/1/47, Pool #BH8295	100,424
530,421	3.50%, 10/1/47, Pool #BM1952	574,827
381,092	4.50%, 10/1/47, Pool #BM3052	427,801
621,618	3.50%, 11/1/47, Pool #CA0689	673,922
100,361	3.50%, 11/1/47, Pool #CA0681	108,766
3,315,048	3.50%, 12/1/47, Pool #BH7060	3,570,034
454,031	4.50%, 12/1/47, Pool #BH7067	501,441
754,473	3.50%, 12/1/47, Pool #BM3282	817,970
667,705	3.50%, 12/1/47, Pool #BM3326	723,907
47,906	3.50%, 12/1/47, Pool #BM3327	51,912
126,020	3.50%, 1/1/48, Pool #BJ8120	136,591
253,872	3.50%, 1/1/48, Pool #BJ5879	275,108
47,421	3.50%, 1/1/48, Pool #BJ8650	51,611
79,349	3.50%, 1/1/48, Pool #BJ8126	86,223
1,220,935	3.50%, 1/1/48, Pool #CA0993	1,326,124
1,356,977	3.50%, 1/1/48, Pool #CA1058	1,471,011
1,023,577	4.00%, 2/1/48, Pool #CA1199	1,099,956
1,514,827	4.00%, 2/1/48, Pool #CA1255	1,627,910
211,434	4.00%, 2/1/48, Pool #BJ9058	228,507
205,928	4.00%, 2/1/48, Pool #BJ9057	220,750
1,637,757	4.00%, 3/1/48, Pool #CA1372	1,828,043
5,034,661	4.00%, 4/1/48, Pool #CA1545	5,410,331
3,467,808	4.00%, 4/1/48, Pool #CA1541	3,748,450
283,916	4.50%, 4/1/48, Pool #BM3846	321,745

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$184,930	4.00%, 4/1/48, Pool #BM3763	$200,113
176,396	4.00%, 4/1/48, Pool #BM3762	196,901
6,072,981	4.50%, 5/1/48, Pool #CA1704	6,720,570
590,777	5.00%, 6/1/48, Pool #CA2317	641,449
31,226	4.50%, 7/1/48, Pool #BK4471	34,576
165,116	4.50%, 7/1/48, Pool #BK6113	186,896
3,051,021	5.00%, 9/1/48, Pool #MA3472	3,312,722
543,707	5.00%, 10/1/48, Pool #BK7881	590,344
302,469	5.00%, 10/1/48, Pool #MA3501	328,414
459,273	5.00%, 11/1/48, Pool #MA3527	498,667
160,216	5.00%, 12/1/48, Pool #BN4404	172,967
347,435	5.00%, 1/1/49, Pool #BN4430	375,086
457,373	5.00%, 1/1/49, Pool #BN3949	496,606
2,070,650	4.00%, 3/1/50, Pool #CA5364	2,249,794
4,823,000	6.00%, 4/25/50, TBA	5,389,703
13,746,000	2.50%, 4/25/50, TBA	14,239,996
1,700,000	5.50%, 4/25/50, TBA	1,861,500
13,196,055	3.50%, 4/25/50, TBA	13,948,643
64,000	5.00%, 4/25/50, TBA	69,060
6,944,000	4.00%, 4/25/50, TBA	7,404,040
7,584,000	4.50%, 4/25/50, TBA	8,148,060

		340,491,703

Government National Mortgage Association (7.8%)
18,820	4.50%, 9/15/33, Pool #615516	20,715
64,545	5.00%, 12/15/33, Pool #783571	70,262
18,979	6.50%, 8/20/38, Pool #4223	22,918
15,822	6.50%, 10/15/38, Pool #673213	17,705
10,480	6.50%, 11/20/38, Pool #4292	12,658
18,881	6.50%, 12/15/38, Pool #782510	21,381
215,906	5.00%, 1/15/39, Pool #782557	236,322
102,462	5.00%, 4/15/39, Pool #711939	117,663
144,716	5.00%, 4/15/39, Pool #782619	162,359
16,662	4.00%, 4/20/39, Pool #4422	17,858
13,740	5.00%, 6/15/39, Pool #782696	15,413
56,546	4.00%, 7/20/39, Pool #4494	61,481
91,118	5.00%, 10/20/39, Pool #4559	98,978
10,607	4.50%, 12/20/39, Pool #G24598	11,818
28,579	4.50%, 1/15/40, Pool #728627	31,532
13,245	4.50%, 1/20/40, Pool #4617	14,757
10,421	4.50%, 2/20/40, Pool #G24636	11,609
73,419	5.00%, 5/15/40, Pool #782958	82,118
711	4.50%, 5/20/40, Pool #G24696	774
64,369	5.00%, 6/15/40, Pool #697862	73,806
585,181	4.50%, 7/15/40, Pool #733795	656,660
69,219	4.50%, 7/15/40, Pool #745793	76,333
27,124	4.50%, 7/20/40, Pool #4746	29,503
50,879	4.50%, 8/20/40, Pool #4771	55,334
25,315	4.50%, 9/20/40, Pool #748948	27,172
15,559	4.00%, 9/20/40, Pool #G24800	17,055
127,749	4.50%, 10/15/40, Pool #783609	142,266
400,308	4.00%, 10/20/40, Pool #G24833	438,850
46,449	4.50%, 10/20/40, Pool #4834	50,522
737,790	4.00%, 11/20/40, Pool #4853	808,792
362,297	4.00%, 12/20/40, Pool #G24882	397,179
156,154	4.00%, 1/15/41, Pool #759138	167,617
320,426	4.00%, 1/20/41, Pool #4922	351,281
38,890	4.50%, 2/15/41, Pool #738019	43,686
5,419	4.00%, 2/20/41, Pool #4945	6,036
1,289,939	4.00%, 2/20/41, Pool #742887	1,424,962
104,102	4.00%, 3/15/41, Pool #762838	111,738
7,424	5.00%, 4/20/41, Pool #5018	8,314
121,050	4.50%, 6/20/41, Pool #783590	129,744
16,025	5.00%, 6/20/41, Pool #5083	17,947
53,157	4.50%, 7/20/41, Pool #754367	56,138
8,090	5.00%, 7/20/41, Pool #5116	8,841

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$83,854	4.50%, 7/20/41, Pool #783584	$89,884
408,011	4.00%, 7/20/41, Pool #742895	446,838
282,606	4.50%, 7/20/41, Pool #5115	318,788
91,094	4.50%, 11/15/41, Pool #783610	101,428
248,380	3.50%, 1/15/42, Pool #553461	266,296
334,738	4.00%, 4/20/42, Pool #MA0023	370,500
131,457	5.00%, 7/20/42, Pool #MA0223	139,903
411,331	3.50%, 4/15/43, Pool #AD2334	441,288
636,126	3.50%, 4/20/43, Pool #MA0934	676,978
356,314	3.50%, 5/20/43, Pool #MA1012	379,207
29,853	4.00%, 7/20/43, Pool #MA1158	33,043
1,257,975	4.50%, 6/20/44, Pool #MA1997	1,375,743
1,105,707	4.00%, 8/20/44, Pool #MA2149	1,196,782
22,621	4.00%, 8/20/44, Pool #AJ2723	24,975
19,234	4.00%, 8/20/44, Pool #AJ4687	21,276
10,706	4.00%, 8/20/44, Pool #AI4166	11,381
27,611	4.00%, 8/20/44, Pool #AI4167	30,542
562,437	5.00%, 12/20/44, Pool #MA2448	614,754
67,550	3.00%, 12/20/44, Pool #MA2444	72,671
1,604,041	Class ZD, Series 2015-3, 4.00%, 1/20/45	2,106,557
550,830	3.00%, 2/15/45, Pool #784439	592,170
1,283,942	3.00%, 4/20/45, Pool #MA2753	1,373,395
2,914,457	3.50%, 4/20/45, Pool #MA2754	3,136,390
3,522,242	3.50%, 5/20/45, Pool #MA2826	3,791,008
69,150	3.00%, 6/20/45, Pool #MA2891	73,969
208,672	3.00%, 7/20/45, Pool #MA2960	223,221
69,203	3.00%, 8/20/45, Pool #MA3033	74,031
421,760	3.00%, 10/20/45, Pool #MA3172	456,074
317,660	5.00%, 12/20/45, Pool #MA3313	350,713
17,972,389	3.50%, 3/20/46, Pool #MA3521	19,115,480
7,645,139	3.00%, 4/20/46, Pool #MA3596	8,144,413
11,084,502	3.50%, 4/20/46, Pool #MA3597	11,767,904
54,545	3.00%, 5/20/46, Pool #MA3662	58,990
3,516,488	3.50%, 5/20/46, Pool #MA3663	3,745,600
1,236,367	3.00%, 6/20/46, Pool #MA3735	1,331,555
7,378,084	3.50%, 6/20/46, Pool #MA3736	7,832,943
1,215,681	3.50%, 7/20/46, Pool #MA3803	1,290,616
2,442,924	3.00%, 7/20/46, Pool #MA3802	2,598,113
11,421,963	3.00%, 8/20/46, Pool #MA3873	12,304,195
4,720,231	3.50%, 9/20/46, Pool #MA3937	5,031,058
5,072,913	3.00%, 9/20/46, Pool #MA3936	5,486,520
24,608	4.00%, 10/20/46, Pool #AQ0542	26,690
128,446	3.50%, 10/20/46, Pool #AX4341	140,826
117,444	3.50%, 10/20/46, Pool #AX4343	125,602
311,549	3.50%, 10/20/46, Pool #AX4344	335,024
243,410	3.50%, 10/20/46, Pool #AX4345	260,266
143,224	3.50%, 10/20/46, Pool #AX4342	155,099
132,953	3.00%, 11/20/46, Pool #MA4068	143,792
383,875	3.00%, 12/20/46, Pool #MA4126	408,966
146,644	4.50%, 3/15/47, Pool #AZ8560	159,441
227,226	4.50%, 4/15/47, Pool #AZ8596	252,539
159,260	4.50%, 4/15/47, Pool #AZ8597	173,964
126,256	4.50%, 5/15/47, Pool #BA7888	140,333
5,443,587	4.00%, 6/20/47, Pool #MA4511	5,870,964
23,874	4.00%, 9/15/47, Pool #BC5919	25,268
33,093	4.00%, 10/15/47, Pool #BD3187	35,195
29,101	4.00%, 10/15/47, Pool #BE1031	30,788
23,970	4.00%, 11/15/47, Pool #BE1030	25,499
4,270,114	4.00%, 11/20/47, Pool #MA4838	4,595,506
34,384	4.00%, 12/15/47, Pool #BE4664	36,392
2,109,408	4.00%, 12/20/47, Pool #MA4901	2,270,149
25,341	4.00%, 1/15/48, Pool #BE0204	26,865
36,209	4.00%, 1/15/48, Pool #BE0143	38,312
696,252	4.50%, 9/20/48, Pool #BD0560	736,701

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$2,453,321	4.50%, 3/20/49, Pool #MA5818	$2,625,348
101,261	4.50%, 4/20/49, Pool #MA5877	107,358
1,042,921	4.50%, 5/20/49, Pool #MA5932	1,105,713
355,000	5.00%, 4/15/50, TBA	386,950
13,020,000	4.00%, 4/20/50, TBA	13,817,475
645,000	5.00%, 4/20/50, TBA	673,420
7,115,000	4.50%, 4/20/50, TBA	7,519,666

		145,875,400

Total U.S. Government Agency Mortgages (Cost $555,948,041)		582,843,810

U.S. Treasury Obligations (18.8%):
U.S. Treasury Bonds (9.4%)
2,480,000	5.38%, 2/15/31	3,642,113
14,025,000	4.75%, 2/15/37	22,071,844
685,000	4.38%, 5/15/40	1,076,734
31,340,000	3.13%, 11/15/41	42,313,896
11,080,000	3.63%, 8/15/43	16,131,788
1,205,000	3.13%, 8/15/44	1,646,520
15,000	2.50%, 2/15/45	18,537
955,000	3.00%, 5/15/45	1,286,863
1,770,000	2.88%, 8/15/45	2,341,655
1,543,000	3.00%, 2/15/47	2,110,535
5,645,000	3.00%, 2/15/48	7,753,055
34,590,000	3.13%, 5/15/48(d)	48,647,591
4,420,000	3.38%, 11/15/48	6,498,781
8,700,000	3.00%, 2/15/49	12,019,594
2,790,000	2.88%, 5/15/49	3,774,783
1,335,000	2.00%, 2/15/50	1,545,888

		172,880,177

U.S. Treasury Inflation Index Bonds (1.1%)
11,303,751	0.13%, 1/15/30	11,638,958
6,788,540	1.00%, 2/15/48	8,330,787
471,523	1.00%, 2/15/49	584,026
1,530,002	0.25%, 2/15/50	1,570,846

		22,124,617

U.S. Treasury Inflation Index Notes (1.4%)
20,222,581	0.63%, 4/15/23	20,357,839
4,014,176	0.50%, 4/15/24	4,068,633

		24,426,472

U.S. Treasury Notes (6.9%)
30,000	2.75%, 8/15/21	31,022
5,570,000	2.00%, 5/31/24	5,945,105
2,227,000	2.13%, 9/30/24	2,399,245
6,230,000	1.50%, 11/30/24	6,554,155
5,615,000	1.75%, 12/31/24	5,974,711
10,345,000	1.38%, 1/31/25	10,831,538
20,065,000	1.13%, 2/28/25^	20,808,032
11,365,000	0.50%, 3/31/25	11,434,255
890,000	3.00%, 10/31/25	1,013,070
1,550,000	2.88%, 11/30/25	1,756,586
11,560,000	2.25%, 3/31/26	12,739,481
2,435,000	2.38%, 4/30/26	2,704,372
1,520,000	2.13%, 5/31/26	1,666,538
2,407,000	1.88%, 6/30/26	2,604,449
2,430,000	1.88%, 7/31/26	2,630,475
2,475,000	1.38%, 8/31/26	2,603,004
1,623,000	1.63%, 11/30/26	1,736,356
1,130,000	1.13%, 2/28/27	1,173,434
10,000,000	0.63%, 3/31/27	10,046,094
6,253,000	2.88%, 8/15/28	7,380,494
255,000	2.38%, 5/15/29	292,931

Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (continued)
$17,010,000	1.50%, 2/15/30	$18,307,013

		130,632,360

Total U.S. Treasury Obligations (Cost $301,033,639)		350,063,626

Commercial Paper (1.4%):
6,250,000	Boeing Co., 3.45%(c)	6,115,113
9,000,000	CNH Industrial Capital LLC, 2.36%(c)	8,979,993
10,750,000	Ford Motor Credit Co., 3.97%(c)	10,569,236

Total Commercial Paper (Cost $25,755,620)		25,664,342

Short-Term Securities Held as Collateral for Securities on Loan (0.6%):
12,015,038	BlackRock Liquidity FedFund, Institutional Class , 1.81%(c)(e)	12,015,038

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $12,015,038)		12,015,038

Unaffiliated Investment Companies (4.2%):

Money Markets (4.2%):
78,875,396	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.51%(c)	78,875,396

Total Unaffiliated Investment Companies (Cost $78,875,396)		78,875,396

Total Investment Securities (Cost $1,886,701,856) - 104.4%		1,941,454,823
Net other assets (liabilities) - (4.4)%		(82,282,337)

Net Assets - 100.0%		$1,859,172,486

Percentages indicated are based on net assets as of March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

EUR003M	- 3 Month EUR LIBOR
EUSA5	- Euro 5 Year Swap Rate
GO	- General Obligation
LIBOR	- London Interbank Offered Rate
MTN	- Medium Term Note
SOFR	- Secured Overnight Financing Rate
TBA	- To Be Announced Security
US0001M	- 1 Month US Dollar LIBOR
US0003M	- 3 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $11,677,872.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2020.

(c)	The rate represents the effective yield at March 31, 2020.
(d)	All or a portion of this security has been pledged as collateral for derivative positions.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2020:

(Unaudited)

Country	Percentage
Australia	0.2%
Belgium	— %†
Canada	0.2%
Cayman Islands	0.2%
Chile	— %†
Colombia	0.5%
Denmark	0.2%
France	1.8%
Germany	0.3%
Guernsey	0.1%
Indonesia	0.2%
Ireland	0.4%
Italy	— %†
Japan	1.3%
Jersey	0.1%
Luxembourg	0.5%
Mexico	1.3%
Netherlands	1.4%
Norway	— %†
Panama	0.1%
Peru	0.1%
Philippines	0.2%
Republic of Korea (South)	0.2%
Saudi Arabia	0.1%
Spain	0.1%
Sweden	0.1%
Switzerland	0.6%
United Kingdom	1.3%
United States	88.3%
Uruguay	0.2%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Securities Sold Short (-2.9%):

At March 31, 2020, the Fund’s securities sold short were as follows:

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value

U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA	2.50%	4/25/35	$(9,123,000)	$(9,382,079)	$(9,459,411)
Federal National Mortgage Association, TBA	3.00%	4/25/35	(628,000)	(650,519)	(656,554)
Federal National Mortgage Association, TBA	3.00%	4/25/50	(8,599,168)	(9,098,995)	(9,014,347)
Federal National Mortgage Association, TBA	3.00%	5/25/50	(200,000)	(206,000)	(209,445)
Federal National Mortgage Association, TBA	3.50%	4/25/35	(2,204,766)	(2,299,847)	(2,319,138)
Federal National Mortgage Association, TBA	4.00%	4/25/35	(3,926,000)	(4,110,338)	(4,128,435)
Government National Mortgage Association
Government National Mortgage Association, TBA	3.00%	4/20/50	(11,090,000)	(11,680,246)	(11,725,942)
Government National Mortgage Association, TBA	3.50%	4/20/50	(2,292,203)	(2,336,256)	(2,415,767)

				$(39,764,280)	$(39,929,039)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Euro Buxl 30-Year Bond June Futures (Euro)	6/8/20	38	$(8,794,531)	$371,240
Euro Schatz Index June Futures (Euro)	6/8/20	236	(29,193,274)	71,395
Euro-Bobl June Futures (Euro)	6/8/20	249	(37,121,440)	266,117
Euro-Bund June Futures (Euro)	6/8/20	43	(8,178,985)	121,410
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/20	800	(124,825,000)	(964,492)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/20	176	(24,409,000)	(158,171)

				$(292,501)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

U.S. Treasury 2-Year Note June Futures (U.S. Dollar)	6/30/20	1,501	$330,794,601	$4,366,525
U.S. Treasury 30-Year Bond June Futures (U.S. Dollar)	6/19/20	62	11,101,875	933,928
U.S. Treasury 5-Year Note June Futures (U.S. Dollar)	6/30/20	104	13,037,375	58,929
Ultra Long Term U.S. Treasury Bond June Futures (U.S. Dollar)	6/19/20	63	13,978,125	1,489,251

				$6,848,633

Total Net Futures Contracts				$6,556,132

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Forward Currency Contracts

At March 31, 2020, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

U.S. Dollar	1,449,781	European Euro	1,295,000	Citigroup	4/3/20	$21,755
European Euro	403,451	U.S. Dollar	436,913	Collins Stewart	4/3/20	7,982
European Euro	367,040	U.S. Dollar	398,874	Standard Charter Bank	4/3/20	5,869
European Euro	266,878	U.S. Dollar	292,982	Natwest Capital Markets, Ltd.	5/5/20	1,667
U.S. Dollar	100,922,832	European Euro	91,349,000	UBS Warburg	5/5/20	68,090

						$105,363

U.S. Dollar	227,969	European Euro	209,000	Bank National Paribas	4/3/20	$(2,500)
U.S. Dollar	462,346	European Euro	425,000	CIBC	4/3/20	(6,311)
U.S. Dollar	802,124	European Euro	737,000	Citigroup	4/3/20	(10,583)
European Euro	1,517,000	U.S. Dollar	1,698,340	Collins Stewart	4/3/20	(25,509)
U.S. Dollar	70,346	European Euro	64,000	Collins Stewart	4/3/20	(229)
U.S. Dollar	99,664,657	European Euro	90,629,000	Collins Stewart	4/3/20	(274,045)
U.S. Dollar	120,023	European Euro	110,000	Collins Stewart	4/3/20	(1,276)
U.S. Dollar	1,004,964	European Euro	928,000	Standard Charter Bank	4/3/20	(18,363)
U.S. Dollar	371,995	European Euro	338,000	Standard Charter Bank	4/3/20	(725)
U.S. Dollar	24,975	European Euro	23,000	Standard Charter Bank	4/3/20	(387)
U.S. Dollar	177,865	European Euro	164,000	Standard Charter Bank	4/3/20	(2,981)
U.S. Dollar	351,896	European Euro	324,000	Standard Charter Bank	4/3/20	(5,386)
U.S. Dollar	1,177,890	European Euro	1,086,000	Standard Charter Bank	4/3/20	(19,667)
U.S. Dollar	175,207	European Euro	162,000	Standard Charter Bank	4/3/20	(3,434)
European Euro	91,349,000	U.S. Dollar	100,785,352	UBS Warburg	4/3/20	(52,691)

						$(424,087)

Total Net Forward Currency Contracts						$(318,724)

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (38.4%):
Aerospace & Defense (0.8%):
842	Boeing Co. (The)	$125,576
7,304	L3harris Technologies, Inc.	1,315,596
1,237	Lockheed Martin Corp.	419,281
10,329	Moog, Inc., Class A	521,924
3,350	Northrop Grumman Corp.	1,013,543
1,199	Raytheon Co.	157,249
2,879	United Technologies Corp.	271,576

		3,824,745

Air Freight & Logistics (0.0%†):
1,429	United Parcel Service, Inc., Class B	133,497

Auto Components (0.0%†):
2,166	BorgWarner, Inc.	52,785

Banks (1.6%):
50,263	Bank of America Corp.	1,067,083
33,992	Citigroup, Inc.	1,431,743
36,297	JPMorgan Chase & Co.	3,267,820
20,296	Regions Financial Corp.	182,055
54,463	Wells Fargo & Co.	1,563,088

		7,511,789

Beverages (0.5%):
38,369	Coca-Cola Co. (The)	1,697,828
512	Coca-Cola Consolidated, Inc.	106,767
257	Molson Coors Brewing Co., Class B	10,026
4,456	PepsiCo, Inc.	535,166

		2,349,787

Biotechnology (1.2%):
26,279	AbbVie, Inc.	2,002,197
7,460	Amgen, Inc.	1,512,366
3,369	Biogen, Inc.*	1,065,884
6,618	Gilead Sciences, Inc.	494,762
1,277	Regeneron Pharmaceuticals, Inc.*	623,546

		5,698,755

Building Products (0.1%):
7,243	Fortune Brands Home & Security, Inc.	313,260

Capital Markets (1.1%):
2,112	Affiliated Managers Group, Inc.	124,904
5,288	Bank of New York Mellon Corp. (The)	178,100
46	BlackRock, Inc., Class A	20,239
3,273	Charles Schwab Corp. (The)	110,038
104	CME Group, Inc.	17,983
4,848	Goldman Sachs Group, Inc.	749,452
996	Moody’s Corp.	210,654
12,191	Morgan Stanley	414,494
1,648	MSCI, Inc., Class A	476,206
708	Raymond James Financial, Inc.	44,746
3,703	S&P Global, Inc.	907,420
17,870	State Street Corp.	951,935
11,406	T. Rowe Price Group, Inc.	1,113,795

		5,319,966

Chemicals (0.4%):
13,873	Eastman Chemical Co.	646,204
5,165	Ecolab, Inc.	804,862
1,176	Linde plc	203,448
7,220	Valvoline, Inc.	94,510

		1,749,024

Commercial Services & Supplies (0.3%):
5,072	Cintas Corp.	878,571
12,079	Herman Miller, Inc.	268,154
2,190	UniFirst Corp.	330,887
451	Waste Management, Inc.	41,745

		1,519,357

Shares		Fair Value
Common Stocks, continued
Communications Equipment (0.5%):
61,323	Cisco Systems, Inc.	$2,410,607

Construction & Engineering (0.1%):
9,263	EMCOR Group, Inc.	568,007
6,293	Fluor Corp.	43,485

		611,492

Consumer Finance (0.1%):
6,091	Discover Financial Services	217,266
19,856	Synchrony Financial	319,483

		536,749

Diversified Consumer Services (0.1%):
10,105	Frontdoor, Inc.*	351,452
1,607	Service Corp. International	62,850

		414,302

Diversified Financial Services (0.6%):
16,910	Berkshire Hathaway, Inc., Class B*	3,091,655

Diversified Telecommunication Services (1.2%):
95,727	AT&T, Inc.	2,790,442
53,258	Verizon Communications, Inc.	2,861,552

		5,651,994

Electric Utilities (1.0%):
1,223	ALLETE, Inc.	74,212
10,962	Alliant Energy Corp.	529,355
32,843	Exelon Corp.	1,208,951
10,094	FirstEnergy Corp.	404,467
7,577	Hawaiian Electric Industries, Inc.	326,190
2,637	IDA Corp., Inc.	231,502
1,803	NextEra Energy, Inc.	433,838
3,863	OGE Energy Corp.	118,710
7,453	PG&E Corp.*	67,002
4,064	PNM Resources, Inc.	154,432
14,166	Portland General Electric Co.	679,118
12,630	PPL Corp.	311,708
2,850	Southern Co. (The)	154,299
1,558	Xcel Energy, Inc.	93,947

		4,787,731

Electrical Equipment (0.1%):
6,754	AMETEK, Inc.	486,423

Electronic Equipment, Instruments & Components (0.1%):
14,666	National Instruments Corp.	485,151
2,995	SYNNEX Corp.	218,935

		704,086

Energy Equipment & Services (0.0%†):
450	Weatherford International plc*	2,678

Entertainment (0.8%):
6,674	Cinemark Holdings, Inc.	68,008
9,386	Electronic Arts, Inc.*	940,196
6,255	Netflix, Inc.*	2,348,752
7,491	Walt Disney Co. (The)	723,631

		4,080,587

Equity Real Estate Investment Trusts (1.1%):
7,674	American Tower Corp.	1,671,014
8,913	Crown Castle International Corp.	1,287,037
27,072	Douglas Emmett, Inc.	825,967
419	Essex Property Trust, Inc.	92,281
2,580	Gaming and Leisure Properties, Inc.	71,492
2,843	Public Storage, Inc.	564,648
17,477	Realty Income Corp.	871,403
3,253	RLJ Lodging Trust	25,113
1,474	VICI Properties, Inc.	24,527

		5,433,482

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (0.7%):
2,053	Costco Wholesale Corp.	$585,372
20,547	Kroger Co. (The)	618,876
19,971	Walmart, Inc.	2,269,105

		3,473,353

Food Products (0.3%):
11,347	Archer-Daniels-Midland Co.	399,187
9,059	General Mills, Inc.	478,043
21	Hershey Co. (The)	2,783
2,298	Mondelez International, Inc., Class A	115,084
9,088	Tyson Foods, Inc., Class A	525,923

		1,521,020

Gas Utilities (0.0%†):
245	UGI Corp.	6,534

Health Care Equipment & Supplies (1.3%):
28,366	Abbott Laboratories	2,238,361
3,929	Boston Scientific Corp.*	128,203
3,949	Danaher Corp.	546,581
5,490	Edwards Lifesciences Corp.*	1,035,524
4,439	Hill-Rom Holdings, Inc.	446,563
22,026	Medtronic plc	1,986,305

		6,381,537

Health Care Providers & Services (1.2%):
6,194	Anthem, Inc.	1,406,286
2,106	Cardinal Health, Inc.	100,962
1,118	Cigna Corp.	198,087
15,307	CVS Health Corp.	908,164
105	McKesson Corp.	14,202
12,167	UnitedHealth Group, Inc.	3,034,207

		5,661,908

Health Care Technology (0.2%):
18,590	Cerner Corp.	1,170,984

Hotels, Restaurants & Leisure (0.4%):
895	Chipotle Mexican Grill, Inc.*	585,688
7,648	McDonald’s Corp.	1,264,597
12,214	Norwegian Cruise Line Holdings, Ltd.*	133,865
1,980	Starbucks Corp.	130,165

		2,114,315

Household Durables (0.4%):
23,875	D.R. Horton, Inc.	811,750
7,342	Garmin, Ltd.	550,356
209	NVR, Inc.*	536,944

		1,899,050

Household Products (1.1%):
2,663	Clorox Co. (The)	461,365
7,264	Colgate-Palmolive Co.	482,039
7,730	Kimberly-Clark Corp.	988,435
30,571	Procter & Gamble Co. (The)	3,362,810

		5,294,649

Industrial Conglomerates (0.0%†):
5,426	General Electric Co.	43,082
1,138	Honeywell International, Inc.	152,253

		195,335

Insurance (1.0%):
5,750	Allstate Corp. (The)	527,448
4,999	American Financial Group, Inc.	350,330
2,264	CNA Financial Corp.	70,275
18,958	First American Financial Corp.	804,008
2,360	FNF Group	58,717
3,451	Hartford Financial Services Group, Inc. (The)	121,613
6,558	Primerica, Inc.	580,252
17,821	Progressive Corp. (The)	1,315,902

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,507	Prudential Financial, Inc.	$78,575
803	Selective Insurance Group, Inc.	39,909
3,548	Unum Group	53,255
83	Willis Towers Watson plc	14,098
15,245	WR Berkley Corp.	795,332

		4,809,714

Interactive Media & Services (2.4%):
2,581	Alphabet, Inc., Class A*	2,998,993
3,417	Alphabet, Inc., Class C*	3,973,322
26,663	Facebook, Inc., Class A*	4,447,388

		11,419,703

Internet & Direct Marketing Retail (1.9%):
4,080	Amazon.com, Inc.*	7,954,857
31,960	eBay, Inc.	960,718

		8,915,575

IT Services (1.8%):
16,528	Amdocs, Ltd.	908,544
211	Fidelity National Information Services, Inc.	25,666
872	Fiserv, Inc.*	82,831
722	Global Payments, Inc.	104,134
16,208	International Business Machines Corp.	1,797,953
10,031	MasterCard, Inc., Class A	2,423,089
1,183	Paychex, Inc.	74,434
2,202	PayPal Holdings, Inc.*	210,819
2,078	VeriSign, Inc.*	374,227
16,715	Visa, Inc., Class A	2,693,122

		8,694,819

Life Sciences Tools & Services (0.1%):
1,350	Thermo Fisher Scientific, Inc.	382,860

Machinery (0.6%):
10,550	AGCO Corp.	498,488
3,172	Caterpillar, Inc.	368,079
8,578	Cummins, Inc.	1,160,774
11,500	Dover Corp.	965,310
406	Illinois Tool Works, Inc.	57,701

		3,050,352

Media (0.3%):
34,193	Comcast Corp., Class A	1,175,556
2,726	Omnicom Group, Inc.	149,657

		1,325,213

Metals & Mining (0.2%):
10,010	Reliance Steel & Aluminum Co.	876,776

Mortgage Real Estate Investment Trusts (0.0%†):
44,686	MFA Financial, Inc.	69,263
12,030	Starwood Property Trust, Inc.	123,308

		192,571

Multi-Utilities (0.5%):
2,848	Avista Corp.	121,012
6,099	CMS Energy Corp.	358,316
20,621	Dominion Energy, Inc.	1,488,630
1,523	DTE Energy Co.	144,639
4,534	NorthWestern Corp.	271,269

		2,383,866

Oil, Gas & Consumable Fuels (0.8%):
27,296	Chevron Corp.	1,977,868
23,107	ConocoPhillips Co.	711,696
34,653	Exxon Mobil Corp.	1,315,774

		4,005,338

Pharmaceuticals (2.3%):
992	Allergan plc	175,683
34,036	Bristol-Myers Squibb Co.	1,897,167

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
13,957	Eli Lilly & Co.	$1,936,115
29,223	Johnson & Johnson Co.	3,832,012
32,432	Merck & Co., Inc.	2,495,318
17,554	Pfizer, Inc.	572,963

		10,909,258

Professional Services (0.2%):
19,941	Robert Half International, Inc.	752,773

Road & Rail (0.5%):
20,248	CSX Corp.	1,160,210
7,391	Union Pacific Corp.	1,042,427

		2,202,637

Semiconductors & Semiconductor Equipment (1.6%):
9,204	Advanced Micro Devices, Inc.*	418,598
5,878	Applied Materials, Inc.	269,330
113	Broadcom, Inc.	26,792
1,921	Cirrus Logic, Inc.*	126,075
5,373	First Solar, Inc.*	193,750
55,367	Intel Corp.	2,996,463
3,937	Lam Research Corp.	944,880
3,878	Microchip Technology, Inc.	262,928
915	Micron Technology, Inc.*	38,485
3,792	NVIDIA Corp.	999,571
23,576	Qualcomm, Inc.	1,594,917

		7,871,789

Software (3.5%):
2,609	Adobe, Inc.*	830,288
9,921	Cadence Design Systems, Inc.*	655,183
595	Intuit, Inc.	136,850
72,103	Microsoft Corp.	11,371,364
18,566	Oracle Corp.	897,295
13,244	Salesforce.com, Inc.*	1,906,871
6,844	Synopsys, Inc.*	881,439
1,585	Verint Systems, Inc.*	68,155

		16,747,445

Specialty Retail (0.6%):
540	AutoZone, Inc.*	456,840
7,500	Best Buy Co, Inc.	427,500
10,095	Home Depot, Inc. (The)	1,884,837

		2,769,177

Technology Hardware, Storage & Peripherals (2.0%):
36,579	Apple, Inc.	9,301,674
1,678	HP, Inc.	29,130
19,888	Xerox Holdings Corp.	376,679

		9,707,483

Textiles, Apparel & Luxury Goods (0.4%):
16,959	Nike, Inc., Class B	1,403,188
7,342	Ralph Lauren Corp.	490,666

		1,893,854

Thrifts & Mortgage Finance (0.0%†):
9,374	TFS Financial Corp.	143,141

Tobacco (0.4%):
26,715	Philip Morris International, Inc.	1,949,126

Total Common Stocks (Cost $180,237,703)		185,406,906

Warrant (0.0%†):
Wireless Telecommunication Services (0.0%):
400,000	T Mobile Escrow Shares, 4/15/25(a)	–

Total Warrant (Cost $–)		–

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Right (0.0%†):
Pharmaceuticals (0.0%†):
4,002	Bristol-Myers Squibb Co. CVR, Expires on 12/31/21*	$15,208

Total Right (Cost $9,365)		15,208

Asset Backed Securities (1.0%):
$164,170	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(b)	136,252
983,156	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(b)	772,451
196,820	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(b)	148,285
301,842	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(b)	228,140
244,877	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(b)	175,517
244,877	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(b)	162,044
622,417	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	414,520
151,042	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	117,178
335,134	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(b)	243,548
216,990	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(b)	142,024
292,502	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(b)	204,644
215,050	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/21 @ 100(b)	190,921
359,720	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(b)	312,334
222,260	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(b)	162,717
237,180	Horizon Aircraft Finance, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(b)	165,915
219,450	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(b)	199,961
255,205	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(b)	178,555
250,000	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(b)	145,986
290,000	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(b)	187,572

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities, continued
$270,166	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(b)(c)	$197,370
410,000	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(b)	286,663
358,929	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(b)(c)	255,260

Total Asset Backed Securities (Cost $6,840,948)		5,027,857

Collateralized Mortgage Obligations (2.7%):
324,000	AIMCO CLO, Ltd., Class A, Series 2019-10A, 3.12%(US0003M+132bps), 7/22/32, Callable 7/22/21 @ 100(b)	300,716
250,000	Allegany Park CLO, Ltd., Class A, Series 2019-1A, 3.16%(US0003M+133bps), 1/20/33, Callable 1/20/22 @ 100(b)	234,064
256,000	Ares CLO, Ltd., Class A, Series 2019-54A, 3.17%(US0003M+132bps), 10/15/32, Callable 10/15/21 @ 100(b)	240,114
344,000	Ares CLO, Ltd., Class AR, Series 2016-41A, 3.03%(US0003M+120bps), 1/15/29, Callable 7/15/20 @ 100(b)	329,135
177,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(b)	180,579
30,000	Bank, Class A5, Series 2019-BN21, 2.85%, 10/15/52	30,231
250,000	Beechwood Park CLO, Ltd., Class A1, Series 2019-1A, 3.23%(US0003M+133bps), 1/17/33, Callable 1/17/22 @ 100(b)	233,644
34,000	Benchmark Mortgage Trust, Class A5, Series 2018-B4, 4.12%, 7/15/51(c)	37,754
46,000	Benchmark Mortgage Trust, Class A5, Series 2019-B14, 3.05%, 12/15/61	47,893
309,000	Bristol Park CLO, Ltd., Class AR, Series 2016-1A, 2.62%(US0003M+99bps), 4/15/29, Callable 1/15/21 @ 100(b)	295,516
174,838	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 1.95%(US0001M+125bps), 10/15/36(b)	158,229

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$247,449	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 2.15%(US0001M+145bps), 10/15/36(b)	$221,467
121,000	BX Commercial Mortgage Trust, Class C, Series 2020-BXLP, 1.82%(US0001M+112bps), 12/15/29(b)	108,893
143,000	BX Commercial Mortgage Trust, Class E, Series 2020-BXLP, 2.30%(US0001M+160bps), 12/15/29(b)	125,844
139,488	BX Commercial Mortgage Trust, Class B, Series 2019-XL, 1.78%(US0001M+108bps), 10/15/36(b)	130,770
153,000	BX Commercial Mortgage Trust, Class B, Series 2020-BXLP, 1.70%(US0001M+100bps), 12/15/29(b)	139,215
347,766	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 2.50%(US0001M+180bps), 10/15/36(b)	304,295
187,000	BX Commercial Mortgage Trust, Class D, Series 2020-BXLP, 1.95%(US0001M+125bps), 12/15/29(b)	166,464
113,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 2.30%(US0001M+160bps), 4/15/34(b)	99,548
308,000	BX Commercial Mortgage Trust, Class A, Series 2020-BXLP, 1.50%(US0001M+80bps), 12/15/29(b)	284,878
94,500	BX Commercial Mortgage Trust, Class F, Series 2018-IND, 2.50%(US0001M+180bps), 11/15/35(b)	83,169
119,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 2.60%(US0001M+190bps), 4/15/34(b)	96,419
172,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 2.00%(US0001M+130bps), 4/15/34(b)	154,092
298,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 1.70%(US0001M+100bps), 4/15/34(b)	270,862
98,905	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 3.33%(US0001M+263bps), 9/15/20(b)	74,384
250,000	Cedar Funding CLO, Ltd., Class A1A, Series 2019-11A, 2.93%(US0003M+135bps), 5/29/32, Callable 5/29/21 @ 100(b)	238,056

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$250,000	Cedar Funding CLO, Ltd., Class A, Series 2019-10A, 3.47%(US0003M+134bps), 10/20/32, Callable 10/20/21 @ 100(b)	$226,468
100,000	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 2.20%(US0001M+150bps), 6/15/34(b)	90,961
406,000	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 1.82%(US0001M+112bps), 6/15/34(b)	378,182
100,000	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 2.45%(US0001M+175bps), 6/15/34(b)	94,873
57,000	Commercial Mortgage Trust, Class A5, Series 2014-CR18, 3.83%, 7/15/47	60,014
860,000	CSMC Trust, Class D, Series 2017-PFHP, 2.95%(US0001M+225bps), 12/15/30(b)	733,252
205,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(b)	214,159
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(b)	105,025
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(b)	101,585
100,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(b)	97,302
250,000	Dryden CLO, Ltd., Class A, Series 2020-78A, 2.45%(US0003M+118bps), 4/17/33, Callable 4/17/22 @ 100(b)	232,500
392,000	Dryden CLO, Ltd., Class AR2, Series 2014-36A, 3.11%(US0003M+128bps), 4/15/29, Callable 4/15/20 @ 100(b)	380,444
275,000	Dryden CLO, Ltd., Class A, Series 2019-72A, 3.02%(US0003M+133bps), 5/15/32, Callable 5/15/21 @ 100(b)	262,844
286,000	Flatiron CLO, Ltd., Class A, Series 2019-1A, 3.21%(US0003M+132bps), 11/16/32, Callable 11/16/21 @ 100(b)	266,036
87,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(b)	82,050
41,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(b)	40,262

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$64,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(b)	$60,721
324,000	Madison Park Funding, Ltd., Class A1, Series 2019-37A, 3.13%(US0003M+130bps), 7/15/32, Callable 7/15/21 @ 100(b)	308,791
250,000	Madison Park Funding, Ltd., Class AR2, Series 2012-101, 3.04%(US0003M+122bps), 1/20/29, Callable 7/20/20 @ 100(b)	243,823
250,000	Madison Park Funding, Ltd., Class A, Series 2019-33A, 3.17%(US0003M+133bps), 10/15/32, Callable 1/15/22 @ 100(b)	234,082
250,000	Madison Park Funding, Ltd., Class A1R2, Series 2015-19A, 1.79%(US0003M+92bps), 1/22/28(b)	240,865
250,000	Magnetite, Ltd., Class A, Series 24, 3.24%(US0003M+133bps), 1/15/33, Callable 1/15/22 @ 100(b)	233,457
302,000	Magnetite, Ltd., Class A, Series 2019-21A, 3.10%(US0003M+128bps), 4/20/30, Callable 4/20/20 @ 100(b)	291,111
305,000	Milos CLO, Ltd., Class AR, Series 2017-1A, 2.76%(US0003M+107bps), 10/20/30, Callable 4/20/21 @ 100(b)	287,271
53,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.18%, 11/10/36(b)	48,187
56,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36(b)	54,344
589,000	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 2.20%(US0001M+150bps), 6/15/35(b)	536,843
245,000	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 1.95%(US0001M+125bps), 6/15/35(b)	226,081
385,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36(b)	390,937
132,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51	149,523
124,100	MSCG Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(b)	124,009
87,550	MSCG Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(b)	86,803

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$35,239	MSCG Trust, Class A, Series 2016-SNR, 3.35%, 11/15/34(b)(c)	$35,308
324,000	Niagara Park CLO, Ltd., Class A, Series 2019-1A, 3.14%(US0003M+130bps), 7/17/32, Callable 7/17/21 @ 100(b)	303,051
261,000	RETL, Class C, Series 2019-RVP, 2.80%(US0001M+210bps), 3/15/36(b)	230,792
250,000	Taconic Park CLO, Ltd., Class A1R, Series 2016-1A(US0003M+100bps), 1/20/29, Callable 4/20/21 @ 100(b)	239,355
332,000	VERDE CLO, Ltd., Class A, Series 2019-1A, 3.18%(US0003M+135bps), 4/15/32, Callable 4/15/21 @ 100(b)	309,137
335,000	Voya CLO, Ltd., Class A, Series 2019-2, 3.09%(US0003M+127bps), 7/20/32, Callable 7/20/21 @ 100(b)	313,480
155,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52	170,877

Total Collateralized Mortgage Obligations (Cost $13,990,194)		13,071,036

Bank Loans (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
140,000	California Resources Corp., 0.00%, 12/31/21	6,600
125,000	California Resources Corp., 0.00%, 12/31/22	27,500

		34,100

Total Bank Loans (Cost $192,483)		34,100

Corporate Bonds (20.9%):
Aerospace & Defense (0.2%):
210,000	BWX Technologies, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(b)	201,600
15,000	Moog, Inc., 4.25%, 12/15/27, Callable 12/15/22 @ 103.19(b)	13,425
15,000	TransDigm, Inc., 6.50%, 5/15/25, Callable 5/15/20 @ 103.25	14,138
215,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 3/15/22 @ 103.13(b)	213,656
40,000	TransDigm, Inc., 6.88%, 5/15/26, Callable 5/15/21 @ 105.16	37,200
40,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 6/15/21 @ 103.19	37,800
35,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 3/15/22 @ 103.75	33,775
305,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75(b)	273,737

		825,331

Banks (2.0%):
346,000	Bank of America Corp., 3.00% (US0003M+79 bps), 12/20/23, Callable 12/20/22 @ 100	352,453

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$640,000	Bank of America Corp., 4.20%, 8/26/24, MTN	$677,661
410,000	Bank of America Corp., Series L, 3.95%, 4/21/25, MTN	429,840
151,000	Bank of America Corp., Series G, 4.45%, 3/3/26	162,276
170,000	Bank of America Corp., Series AA, 6.10% (US0003M+390 bps), Callable 3/17/25 @ 100	170,850
50,000	Bank of America Corp., Series X, 6.25% (US0003M+371 bps), 12/31/49, Callable 9/5/24 @ 100	51,125
165,000	CIT Group, Inc., 6.13%, 3/9/28	155,513
730,000	Citigroup, Inc., Series V, 4.05%, 7/30/22	744,159
255,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100	264,151
1,098,000	Citigroup, Inc., 4.30%, 11/20/26	1,121,750
456,000	Citigroup, Inc., 4.41% (SOFR+391 bps), 3/31/31, Callable 3/31/30 @ 100	489,322
100,000	Citigroup, Inc., 4.70% (SOFR+323 bps), Callable 1/30/25 @ 100	84,500
250,000	Citizens Bank NA, 2.55%, 5/13/21, Callable 4/13/21 @ 100, MTN	249,419
2,005,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,112,581
170,000	JPMorgan Chase & Co., Series H, 4.60% (SOFR+313 bps), Callable 2/1/25 @ 100	149,600
205,000	Wells Fargo & Co., 2.41% (US0003M+83 bps), 10/30/25, Callable 10/30/24 @ 100, MTN	202,438
645,000	Wells Fargo & Co., 4.48% (US0003M+4 bps), 4/4/31, Callable 4/4/30 @ 100, MTN	725,126
180,000	Wells Fargo & Co., Series S, 5.90% (US0003M+311 bps), Callable 6/15/24 @ 100	169,875
921,000	Wells Fargo & Co., 5.01% (US0003M+424 bps), 4/4/51, Callable 4/4/50 @ 100, MTN	1,142,040

		9,454,679

Beverages (0.3%):
333,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	341,007
345,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	421,372
30,000	PepsiCo, Inc., 2.63%, 3/19/27, Callable 1/19/27 @ 100	31,361
149,000	PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100	157,799
100,000	PepsiCo, Inc., 3.50%, 3/19/40, Callable 9/19/39 @ 100	111,933
149,000	PepsiCo, Inc., 3.63%, 3/19/50, Callable 9/19/49 @ 100	175,117

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Beverages, continued
$79,000	PepsiCo, Inc., 3.88%, 3/19/60, Callable 9/19/59 @ 100	$98,854

		1,337,443

Building Products (0.0%†):
205,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5(b)	182,450

Capital Markets (1.7%):
457,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	424,439
399,000	Goldman Sachs Group, Inc. (The), 2.88% (US0003M+82 bps), 10/31/22, Callable 10/31/21 @ 100	401,100
780,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	782,565
128,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	168,210
154,000	Intercontinental Exchange, Inc., 2.75%, 12/1/20, Callable 11/1/20 @ 100	154,385
148,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100	159,734
4,600,000	Morgan Stanley, 3.74% (US0003M+85 bps), 4/24/24, Callable 4/24/23 @ 100	4,703,692
434,000	Morgan Stanley, 3.62% (SOFR+312 bps), 4/1/31, Callable 4/1/30 @ 100, MTN	450,663
296,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(b)	280,884
300,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(b)	373,978
29,000	State Street Corp., 2.83% (SOFR+269 bps), 3/30/23, Callable 3/30/22 @ 100(b)	29,271
28,000	State Street Corp., 2.90% (SOFR+260 bps), 3/30/26, Callable 3/30/25 @ 100(b)	28,395
19,000	State Street Corp., 3.15% (SOFR+265 bps), 3/30/31, Callable 3/30/30 @ 100(b)	19,320
20,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31(b)	16,600

		7,993,236

Chemicals (0.1%):
65,000	Chemours Co., 7.00%, 5/15/25, Callable 5/15/20 @ 103.5^	54,113
120,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100	93,000
245,000	Platform Specialty Products Corp., 5.88%, 12/1/25, Callable 12/1/20 @ 102.94(b)	240,099
130,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28	123,663
25,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(b)	23,000

		533,875

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Commercial Services & Supplies (0.1%):
$70,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 5/4/20 @ 103.75(b)	$65,450
120,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5(b)	113,100
315,000	Tempo Finance Corp., 6.75%, 6/1/25, Callable 6/1/20 @ 103.38(b)	292,163

		470,713

Construction & Engineering (0.1%):
130,000	AECOM, 5.88%, 10/15/24, Callable 7/15/24 @ 100	123,500
270,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100	243,000
150,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 7/15/20 @ 106.34(b)	117,000
165,000	Summit Midstream Holdings LLC, 5.75%, 4/15/25, Callable 5/4/20 @ 104.31	18,975

		502,475

Consumer Finance (2.0%):
100,000	Ally Financial, Inc., 5.13%, 9/30/24	98,500
297,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100	290,689
343,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	338,363
534,000	Capital One NA, Series B, 2.95%, 7/23/21, Callable 6/23/21 @ 100	528,893
250,000	Capital One NA, 2.15%, 9/6/22, Callable 8/6/22 @ 100	244,338
1,000,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	995,398
250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	257,480
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,022,966
253,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	257,892
200,000	Ford Motor Credit Co. LLC, 5.09%, 1/7/21	195,008
313,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	302,789
329,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	312,336
968,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	877,977
70,000	General Motors Acceptance Corp., 8.00%, 11/1/31	81,025
500,000	General Motors Financial Co., Inc., 4.20%, 3/1/21, Callable 2/1/21 @ 100	479,359
20,000	Navient Corp., 7.25%, 1/25/22, MTN	19,450
30,000	Navient Corp., 5.50%, 1/25/23	27,600
220,000	Navient Corp., 7.25%, 9/25/23	216,150
45,000	Navient Corp., 6.13%, 3/25/24, MTN^	41,625

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$271,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/24/21 @ 100	$267,655
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	502,428
76,000	Synchrony Financial, 2.85%, 7/25/22, Callable 6/25/22 @ 100	72,378
120,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	118,489
610,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	587,361
405,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	375,944
345,000	Synchrony Financial, 5.15%, 3/19/29, Callable 12/19/28 @ 100	344,871
333,000	Toyota Motor Credit Corp., 2.90%, 3/30/23, MTN	335,024
305,000	Toyota Motor Credit Corp., 3.00%, 4/1/25, MTN	307,162
99,000	Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	100,139

		9,599,289

Containers & Packaging (0.1%):
100,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63(b)	100,750
100,000	Berry Global Escrow Corp., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(b)	100,877
15,000	Crown Americas LLC, 4.25%, 9/30/26, Callable 3/31/26 @ 100	14,719
50,000	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	51,250
100,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 5/4/20 @ 102.56(b)	98,875
35,000	Reynolds Group Issuer, Inc., 7.00%, 7/15/24, Callable 5/4/20 @ 103.5(b)	35,525
115,000	Silgan Holdings, Inc., 4.75%, 3/15/25, Callable 5/4/20 @ 102.38	110,831

		512,827

Diversified Consumer Services (0.2%):
125,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(b)	116,875
190,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(b)	177,650
80,000	Frontdoor, Inc., 6.75%, 8/15/26, Callable 8/15/21 @ 105.06(b)	76,600
460,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/4/20 @ 106.19(b)	457,700
70,000	Service Corp International, 5.13%, 6/1/29, Callable 6/1/24 @ 102.56	71,050

		899,875

Diversified Financial Services (0.3%):
60,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	59,751

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Financial Services, continued
$225,000	Banff Merger Sub, Inc., 9.75%, 9/1/26, Callable 9/1/21 @ 104.88(b)	$196,875
145,000	Camelot Finance SA, 4.50%, 11/1/26, Callable 11/1/22 @ 102.25(b)	138,475
200,000	Flex Acquisition Co., Inc., 6.88%, 1/15/25, Callable 5/4/20 @ 103.44(b)	187,000
76,000	Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 7/15/21 @ 103.94(b)	69,540
255,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 5/4/20 @ 101.34	255,000
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(b)	502,499
185,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	182,722

		1,591,862

Diversified Telecommunication Services (0.6%):
322,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	321,598
580,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100	597,054
28,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	29,650
65,000	AT&T, Inc., 4.10%, 2/15/28, Callable 11/15/27 @ 100	68,165
138,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	146,405
400,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	480,949
200,000	AT&T, Inc., 4.50%, 3/9/48, Callable 9/9/47 @ 100	216,315
80,000	CenturyLink, Inc., 5.63%, 4/1/25, Callable 1/1/25 @ 100	79,600
235,000	CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(b)	235,000
10,000	CenturyLink, Inc., Series G, 6.88%, 1/15/28	10,200
55,000	Front Range BidCo, Inc., 4.00%, 3/1/27, Callable 3/1/21 @ 102(b)	52,800
120,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 3/1/23 @ 103.06(b)	114,000
300,000	Frontier Communications Corp., 8.00%, 4/1/27, Callable 4/1/22 @ 106(b)	295,500
59,000	Verizon Communications, Inc., 3.00%, 3/22/27, Callable 1/22/27 @ 100	62,983
95,000	Verizon Communications, Inc., 3.15%, 3/22/30, Callable 12/22/29 @ 100	102,252
97,000	Verizon Communications, Inc., 4.00%, 3/22/50, Callable 9/22/49 @ 100	116,191

		2,928,662

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities (0.7%):
$205,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38(b)	$192,444
165,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/11/29 @ 100(b)	159,353
34,000	Consolidated Edison, Inc., 3.35%, 4/1/30, Callable 1/1/30 @ 100	34,964
60,000	Consolidated Edison, Inc., 3.95%, 4/1/50, Callable 10/1/49 @ 100	64,464
790,000	Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100	806,959
109,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	109,411
174,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	166,893
75,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	76,367
33,000	Exelon Corp., 4.70%, 4/15/50, Callable 10/15/49 @ 100	34,386
500,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100	496,249
136,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	140,760
115,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100^(b)	112,125
152,022	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(b)	152,022
117,000	NV Energy, Inc., 6.25%, 11/15/20	118,716
390,000	Vistra Operations Co. LLC, 5.50%, 9/1/26, Callable 9/1/21 @ 102.75(b)	401,700
80,000	Vistra Operations Co. LLC, 5.63%, 2/15/27, Callable 2/15/22 @ 102.81(b)	82,500
110,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5(b)	111,650

		3,260,963

Electronic Equipment, Instruments & Components (0.1%):
325,000	TTM Technologies, Inc., 5.63%, 10/1/25, Callable 10/1/20 @ 102.81(b)	273,813

Energy Equipment & Services (0.0%†):
99,000	Weatherford International, Ltd., 11.00%, 12/1/24, Callable 12/1/21 @ 105.5(b)	58,905

Entertainment (0.1%):
200,000	Netflix, Inc., 4.88%, 4/15/28	202,500
55,000	Netflix, Inc., 5.88%, 11/15/28	58,575
25,000	Netflix, Inc., 6.38%, 5/15/29	27,000
25,000	Netflix, Inc., 5.38%, 11/15/29(b)	25,906

		313,981

Equity Real Estate Investment Trusts (2.2%):
184,000	Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30, Callable 9/15/30 @ 100	193,734

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$1,039,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	$1,065,742
265,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	266,389
62,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	64,278
355,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	347,676
528,000	Brixmor Operating Partnership LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	502,247
252,000	Brixmor Operating Partnership LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	254,022
717,000	Corporate Office Properties Trust, 5.25%, 2/15/24, Callable 11/15/23 @ 100	742,121
130,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	122,200
10,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100	9,000
183,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	184,664
40,000	Geo Group, Inc. (The), 5.88%, 10/15/24, Callable 5/4/20 @ 102.94	28,000
29,000	HCP, Inc., 3.25%, 7/15/26, Callable 5/15/26 @ 100	28,922
34,000	HCP, Inc., 3.50%, 7/15/29, Callable 4/15/29 @ 100	33,179
66,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	62,821
63,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	56,259
400,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	417,127
735,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	721,233
300,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26, Callable 6/1/26 @ 100	258,000
45,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27, Callable 11/1/26 @ 100	39,375
200,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	195,000
549,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	516,804

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$101,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	$97,255
1,278,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,222,550
282,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	245,666
297,000	SBA Tower Trust, 2.84%, 1/15/25(b)	285,021
96,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	100,444
700,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	714,067
302,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	306,034
165,000	The Geo Group, Inc., 6.00%, 4/15/26, Callable 4/15/21 @ 103^	102,300
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	115,520
131,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	130,493
367,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	326,103
430,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	421,400
60,000	Vici Properties, 3.50%, 2/15/25, Callable 2/15/22 @ 101.75(b)	54,900
85,000	Vici Properties, 4.25%, 12/1/26, Callable 12/1/22 @ 102.13(b)	76,500
85,000	Vici Properties, 4.63%, 12/1/29, Callable 12/1/24 @ 102.31(b)	77,350
400,000	WP Carey, Inc., 4.60%, 4/1/24, Callable 1/1/24 @ 100	396,505
66,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	63,542

		10,844,443

Food & Staples Retailing (0.2%):
67,000	Sysco Corp., 5.65%, 4/1/25, Callable 3/1/25 @ 100	69,803
128,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	134,956
140,000	Sysco Corp., 6.60%, 4/1/40, Callable 10/1/39 @ 100	151,670
140,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	153,735
65,000	US Foods, Inc., 5.88%, 6/15/24, Callable 5/4/20 @ 102.94(b)	59,150
271,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	275,252

		844,566

Food Products (0.5%):
43,000	Archer-Daniels-Midland Co., 2.75%, 3/27/25, Callable 2/27/25 @ 100	43,886
71,000	Archer-Daniels-Midland Co., 3.25%, 3/27/30, Callable 12/27/29 @ 100	74,480

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Food Products, continued
$58,000	Conagra Brands, Inc., 3.80%, 10/22/21	$58,461
40,000	JBS Investments GmbH, 6.25%, 2/5/23, Callable 5/4/20 @ 101.04(b)	39,800
321,000	JBS USA Finance, Inc., 5.88%, 7/15/24, Callable 5/4/20 @ 102.94(b)	325,013
785,000	JBS USA Finance, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88(b)	792,849
50,000	JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38(b)	53,375
345,000	JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(b)	370,012
180,000	JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(b)	185,850
215,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5(b)	219,300
5,000	Post Holding, Inc., 4.63%, 4/15/30, Callable 4/15/25 @ 102.31(b)	4,788
115,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 3/1/22 @ 102.88(b)	117,300
45,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 12/1/22 @ 102.81(b)	45,000

		2,330,114

Health Care Equipment & Supplies (0.1%):
162,000	Becton Dickinson & Co., 2.40%, 6/5/20	161,516
125,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	125,000

		286,516

Health Care Providers & Services (1.4%):
250,000	Centene Corp., 4.75%, 1/15/25, Callable 5/4/20 @ 103.56(b)	254,375
360,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13(b)	352,800
410,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31(b)	412,050
245,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69(b)	227,850
182,000	Cigna Corp., 3.75%, 7/15/23, Callable 6/15/23 @ 100	187,374
193,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	204,413
341,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	366,780
170,000	Community Health Systems, Inc., 6.25%, 3/31/23, Callable 5/4/20 @ 103.13	161,500
340,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104(b)	323,000
300,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	311,550
708,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100	746,527

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$78,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	$79,676
779,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	822,941
148,000	CVS Health Corp., 3.75%, 4/1/30, Callable 1/1/30 @ 100	152,747
347,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	372,348
104,000	CVS Health Corp., 4.13%, 4/1/40, Callable 10/1/39 @ 100	105,416
29,000	CVS Health Corp., 4.25%, 4/1/50, Callable 10/1/49 @ 100	30,078
20,000	HCA, Inc., 4.75%, 5/1/23	20,400
240,000	HCA, Inc., 5.38%, 2/1/25	245,400
180,000	MPH Acquisition Holdings, 7.13%, 6/1/24, Callable 5/4/20 @ 105.34(b)	158,400
505,000	Tenet Healthcare Corp., 8.13%, 4/1/22	481,013
235,000	Tenet Healthcare Corp., 7.00%, 8/1/25, Callable 8/1/20 @ 103.5^	204,450
55,000	Tenet Healthcare Corp., 4.88%, 1/1/26, Callable 3/1/22 @ 102.44(b)	52,388
150,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 2/1/22 @ 103.13(b)	146,250
117,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	125,224
216,000	Toledo Hospital (The), 6.02%, 11/15/48	236,431
15,000	Vizient, Inc., 6.25%, 5/15/27, Callable 5/15/22 @ 103.13(b)	14,850

		6,796,231

Hotels, Restaurants & Leisure (0.4%):
75,000	Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	64,875
40,000	Boyd Gaming Corp., 6.00%, 8/15/26, Callable 8/15/21 @ 103	34,400
115,000	Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38(b)	94,875
260,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 10/15/20 @ 102.63(b)	187,524
20,000	Eldorado Resorts, Inc., 6.00%, 9/15/26, Callable 9/15/21 @ 104.5	18,100
195,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 4/15/22 @ 103.81(b)	124,800
210,000	Golden Nugget, Inc., 6.75%, 10/15/24, Callable 5/4/20 @ 103.38(b)	130,200
100,000	Hilton Domestic Operating Co., Inc., 5.13%, 5/1/26, Callable 5/1/21 @ 102.56	92,500
26,000	McDonald’s Corp., 3.30%, 7/1/25, Callable 6/1/25 @ 100^	26,827
73,000	McDonald’s Corp., 3.50%, 7/1/27, Callable 5/1/27 @ 100, MTN	76,118

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$86,000	McDonald’s Corp., 3.60%, 7/1/30, Callable 4/1/30 @ 100^	$90,242
44,000	McDonald’s Corp., 4.20%, 4/1/50, Callable 10/1/49 @ 100, MTN	47,322
250,000	MGM Resorts International, 5.75%, 6/15/25, Callable 3/15/25 @ 100^	223,749
115,000	Scientific Games International, Inc., 5.00%, 10/15/25, Callable 10/15/20 @ 103.75(b)	100,050
115,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 10/1/20 @ 102.5(b)	95,738
105,000	Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 105.06(b)	78,488
170,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100(b)	158,100
100,000	Wynn Las Vegas LLC, 5.25%, 5/15/27, Callable 2/15/27 @ 100(b)	89,000
15,000	Yum! Brands, Inc., 7.75%, 4/1/25, Callable 4/1/22 @ 103.88(b)	15,694

		1,748,602

Household Products (0.0%†):
18,000	Kimberly-Clark Corp., 3.10%, 3/26/30, Callable 12/26/29 @ 100	19,180

Independent Power and Renewable Electricity Producers (0.1%):
75,000	Clearway Energy Operating LLC, 5.75%, 10/15/25, Callable 10/15/21 @ 102.88	74,250
30,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 3/15/23 @ 103.56(b)	27,600
90,000	NRG Energy, Inc., 5.25%, 6/15/29, Callable 6/15/24 @ 102.63(b)	92,700
40,000	Talen Energy Supply LLC, 10.50%, 1/15/26, Callable 1/15/22 @ 105.25^(b)	30,000
20,000	TerraForm Power Operating LLC, 4.25%, 1/31/23, Callable 10/31/22 @ 100(b)	19,800
15,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(b)	15,713

		260,063

Industrial Conglomerates (0.1%):
19,000	3M Co., 2.65%, 4/15/25, Callable 3/15/25 @ 100	19,764
16,000	3M Co., 3.05%, 4/15/30, Callable 1/15/30 @ 100	16,666
19,000	3M Co., 3.70%, 4/15/50, Callable 10/15/49 @ 100	21,316
80,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 9/15/24, Callable 6/15/24 @ 100	73,600

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Industrial Conglomerates, continued
$110,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26, Callable 5/15/22 @ 103.13	$105,050
155,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	143,375

		379,771

Insurance (0.9%):
102,000	AFLAC, Inc., 3.60%, 4/1/30, Callable 1/1/30 @ 100	103,309
809,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	822,459
190,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81(b)	186,200
1,415,000	Metropolitan Life Global Funding I, 0.51% (SOFR+50 bps), 5/28/21(b)	1,416,403
436,000	Pacific Lifecorp, 5.13%, 1/30/43(b)	550,374
40,000	Progressive Corp. (The), 3.20%, 3/26/30, Callable 12/26/29 @ 100^	42,865
227,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	212,693
1,042,000	Unum Group, 5.75%, 8/15/42	1,020,217
190,000	USI, Inc., 6.88%, 5/1/25, Callable 5/4/20 @ 103.44(b)	175,513

		4,530,033

Interactive Media & Services (0.1%):
25,000	Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 102.06(b)	22,500
319,000	Rackspace Hosting, Inc., 8.63%, 11/15/24, Callable 5/4/20 @ 106.47^(b)	285,505

		308,005

IT Services (0.0%†):
31,000	Mastercard, Inc., 3.30%, 3/26/27, Callable 1/26/27 @ 100	33,578
43,000	Mastercard, Inc., 3.35%, 3/26/30, Callable 12/26/29 @ 100	47,095
37,000	Mastercard, Inc., 3.85%, 3/26/50, Callable 9/26/49 @ 100	43,579
30,000	Refinitiv US Holdings, Inc., 8.25%, 11/15/26, Callable 11/15/21 @ 104.13(b)	31,650

		155,902

Leisure Products (0.1%):
89,000	Hasbro, Inc., 2.60%, 11/19/22	87,823
202,000	Hasbro, Inc., 3.00%, 11/19/24, Callable 10/19/24 @ 100	191,793
20,000	Mattel, Inc., 6.75%, 12/31/25, Callable 12/31/20 @ 105.06(b)	20,400
5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 12/15/22 @ 104.41(b)	5,100

		305,116

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Life Sciences Tools & Services (0.2%):
$90,000	Charles River Laboratories International, Inc., 5.50%, 4/1/26, Callable 4/1/21 @ 104.13(b)	$91,800
15,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(b)	14,550
200,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(b)	204,000
215,000	IQVIA, Inc., 5.00%, 5/15/27, Callable 5/15/22 @ 102.5(b)	219,838
133,000	Thermo Fisher Scientific, Inc., 4.13%, 3/25/25, Callable 2/25/25 @ 100	141,787
70,000	Thermo Fisher Scientific, Inc., 4.50%, 3/25/30, Callable 12/25/29 @ 100	78,640

		750,615

Machinery (0.0%†):
38,000	Deere & Co., 2.75%, 4/15/25, Callable 3/15/25 @ 100^	39,314
101,000	Deere & Co., 3.10%, 4/15/30, Callable 1/15/30 @ 100	106,011
31,000	Deere & Co., 3.75%, 4/15/50, Callable 10/15/49 @ 100	35,122

		180,447

Media (1.4%):
585,000	CCO Holdings LLC, 5.75%, 2/15/26, Callable 2/15/21 @ 102.88(b)	593,775
70,000	CCO Holdings LLC, 5.50%, 5/1/26, Callable 5/1/21 @ 102.75(b)	71,050
50,000	CCO Holdings LLC, 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(b)	50,000
400,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94(b)	410,000
65,000	CCO Holdings LLC, 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(b)	63,538
25,000	Comcast Corp., 3.10%, 4/1/25, Callable 3/1/25 @ 100	26,619
69,000	Comcast Corp., 3.30%, 4/1/27, Callable 2/1/27 @ 100	73,138
70,000	Comcast Corp., 3.40%, 4/1/30, Callable 1/1/30 @ 100	75,001
25,000	Comcast Corp., 3.75%, 4/1/40, Callable 10/1/39 @ 100	27,356
10,000	CSC Holdings LLC, 10.88%, 10/15/25, Callable 10/15/20 @ 105.44(b)	10,775
105,000	CSC Holdings LLC, 7.50%, 4/1/28, Callable 4/1/23 @ 103.75(b)	110,775
290,000	CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(b)	290,000
90,000	DISH DBS Corp., 5.88%, 11/15/24	86,850
101,000	DISH Network Corp., 2.38%, 3/15/24	81,558
290,000	DISH Network Corp., 3.38%, 8/15/26	233,350
37,000	Fox Corp., 3.67%, 1/25/22	37,878
65,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	67,660
94,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	102,650

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$93,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	$108,501
62,000	Fox Corp., 5.58%, 1/25/49, Callable 7/25/48 @ 100	74,524
530,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31(b)	553,850
380,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25, Callable 4/14/20 @ 103.31(b)	318,250
200,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/4/20 @ 101.54(b)	199,000
65,000	Sirius XM Radio, Inc., 4.63%, 7/15/24, Callable 7/15/21 @ 102.31(b)	65,650
90,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(b)	91,688
70,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 8/1/22 @ 102.5(b)	70,525
30,000	Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75(b)	30,600
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	624,762
239,000	Time Warner Cable, Inc., 6.55%, 5/1/37	280,637
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	344,312
1,500,000	Time Warner Cable, Inc., 6.75%, 6/15/39	1,710,170
69,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	72,698

		6,957,140

Metals & Mining (0.0%†):
81,000	Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	67,432
27,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	26,089

		93,521

Mortgage Real Estate Investment Trusts (0.0%†):
45,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	39,600

Multiline Retail (0.0%†):
71,000	Target Corp., 2.25%, 4/15/25, Callable 3/15/25 @ 100	72,302
61,000	Target Corp., 2.65%, 9/15/30, Callable 6/15/30 @ 100	63,962

		136,264

Multi-Utilities (0.1%):
43,000	Berkshire Hathaway Energy Co., 3.70%, 7/15/30, Callable 4/15/30 @ 100(b)	45,565
24,000	Berkshire Hathaway Energy Co., 4.25%, 10/15/50, Callable 4/15/50 @ 100(b)	26,898
339,000	Sempra Energy, 6.00%, 10/15/39	393,192

		465,655

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels (2.1%):
$440,000	Cheniere Energy Partners LP, 5.25%, 10/1/25, Callable 10/1/20 @ 102.63	$404,799
120,000	Cheniere Energy Partners LP, 5.63%, 10/1/26, Callable 10/1/21 @ 102.81	110,400
75,000	Chesapeake Energy Corp., 7.00%, 10/1/24, Callable 4/1/21 @ 103.5^	5,625
150,000	Chesapeake Energy Corp., 8.00%, 1/15/25, Callable 5/4/20 @ 106	9,750
201,000	Chesapeake Energy Corp., 8.00%, 6/15/27, Callable 6/15/22 @ 104^	14,070
247,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(b)	254,417
50,000	Citgo Holding, Inc., 9.25%, 8/1/24, Callable 8/1/21 @ 104.63(b)	40,750
205,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 5/4/20 @ 101.56(b)	184,500
132,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	130,128
165,000	Comstock Resources, Inc., 9.75%, 8/15/26, Callable 8/15/21 @ 107.31	114,675
195,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/1/23, Callable 4/20/20 @ 101.56	110,175
105,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 5/4/20 @ 104.31	60,638
115,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 5/1/27, Callable 5/1/22 @ 102.81(b)	62,675
155,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 2/15/22 @ 102.63(b)	118,575
20,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 2/15/23 @ 102.88(b)	14,950
125,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	84,375
145,000	DCP Midstream Operating LP, 5.13%, 5/15/29, Callable 2/15/29 @ 100	90,625
700,000	DCP Midstream Operating LP, 5.85% (US0003M+385 bps), 5/21/43, Callable 5/21/23 @ 100(b)	308,000
302,000	Denbury Resources, Inc., 9.25%, 3/31/22, Callable 5/4/20 @ 104.63(b)	60,400
150,000	Denbury Resources, Inc., 7.75%, 2/15/24, Callable 8/15/20 @ 103.88(b)	21,000

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	$75,020
52,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	47,190
65,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	57,850
106,000	Energy Transfer Operating LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	89,703
109,000	Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	84,611
73,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	61,594
243,000	Energy Transfer Operating LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	189,540
67,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	58,290
229,000	Energy Transfer Partners LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	187,780
128,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	103,200
83,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	65,674
680,000	Exxon Mobil Corp., 3.48%, 3/19/30, Callable 12/19/29 @ 100	746,603
40,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27, Callable 8/1/22 @ 103.5	30,000
40,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100^	29,000
71,000	Hess Corp., 7.30%, 8/15/31	58,398
50,000	Hess Corp., 7.13%, 3/15/33	40,375
69,000	Hess Corp., 5.60%, 2/15/41	47,438
166,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	108,730
170,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 2/15/21 @ 104.22(b)	117,300
110,000	Hess Midstream Operations LP, 5.13%, 6/15/28, Callable 6/15/23 @ 102.56(b)	75,900
105,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 5/4/20 @ 102.5(b)	48,825
165,000	Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 2/1/28, Callable 2/1/23 @ 103.75(b)	136,950
195,000	Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/15/20 @ 105.44(b)	7,800
97,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	95,456

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$42,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	$40,268
479,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	436,906
125,000	Kinder Morgan, Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	129,115
112,000	Kinder Morgan, Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	107,081
77,000	MPLX LP, 1.90% (US0003M+90 bps), 9/9/21, Callable 9/9/20 @ 100	77,096
115,000	MPLX LP, 2.10% (US0003M+110 bps), 9/9/22, Callable 9/9/20 @ 100	115,288
113,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	99,158
159,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	131,771
63,000	MPLX LP, 4.80%, 2/15/29, Callable 11/15/28 @ 100	55,283
188,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	158,860
149,000	Occidental Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100	124,788
77,000	Occidental Petroleum Corp., 2.60%, 8/13/21	60,445
68,000	Occidental Petroleum Corp., 2.70%, 8/15/22	48,450
224,000	Occidental Petroleum Corp., 2.90%, 8/15/24, Callable 7/15/24 @ 100	123,480
406,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	212,135
30,000	Occidental Petroleum Corp., 3.20%, 8/15/26, Callable 6/15/26 @ 100	14,400
96,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100^	45,360
779,000	Occidental Petroleum Corp., 7.50%, 5/1/31	418,712
78,000	Occidental Petroleum Corp., 6.45%, 9/15/36	37,245
14,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	5,915
410,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	215,250
14,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100^	6,055
45,000	Parsley Energy LLC, 5.38%, 1/15/25, Callable 5/4/20 @ 104.03(b)	34,200
65,000	Parsley Energy LLC, 5.25%, 8/15/25, Callable 8/15/20 @ 103.94(b)	48,750
72,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	59,490
62,000	Plains All Amer Pipeline, 3.55%, 12/15/29, Callable 9/15/29 @ 100	43,710

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$100,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 3/1/22, Callable 12/1/21 @ 100	$95,900
32,000	Sanchez Energy Corp., 7.25%, 5/11/20	32,000
136,374	Sanchez Energy Corp., 0.00%, 5/11/20	129,555
278,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 4/14/20 @ 103.63^(b)	41,700
621,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	490,589
35,000	Sunoco LP/Sunoco Finance Corp., 4.88%, 1/15/23, Callable 5/4/20 @ 102.44	33,600
140,000	Sunoco LP/Sunoco Finance Corp., 5.50%, 2/15/26, Callable 2/15/21 @ 102.75	120,400
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 4/15/22 @ 103	4,300
62,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 3/15/23 @ 102.94	50,840
130,000	Targa Resources Partners LP, 5.13%, 2/1/25, Callable 5/4/20 @ 103.84	107,900
125,000	Targa Resources Partners LP, 5.88%, 4/15/26, Callable 4/15/21 @ 104.41	103,125
130,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69	107,250
100,000	Viper Energy Partners, LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69(b)	83,500
40,000	Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	20,300
127,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	65,881
1,000,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	474,999
66,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	31,020
239,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	231,233
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	149,850
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	258,994

		10,245,901

Pharmaceuticals (0.1%):
115,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44(b)	105,800
57,000	Elanco Animal Health, Inc., 3.91%, 8/27/21	56,366

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals, continued
$180,000	Elanco Animal Health, Inc., 4.27%, 8/28/23, Callable 7/28/23 @ 100	$182,548
76,000	Elanco Animal Health, Inc., 4.90%, 8/28/28, Callable 5/28/28 @ 100	80,370

		425,084

Professional Services (0.0%†):
40,000	Asgn, Inc., 4.63%, 5/15/28, Callable 5/15/23 @ 102.31(b)	37,200
100,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22, Callable 5/4/20 @ 100(b)	93,000

		130,200

Real Estate Management & Development (0.0%†):
200,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 5/4/20 @ 104.03(b)	192,000

Road & Rail (0.0%†):
62,000	CSX Corp., 3.80%, 4/15/50, Callable 10/15/49 @ 100	65,140

Semiconductors & Semiconductor Equipment (0.1%):
86,000	NVIDIA Corp., 2.85%, 4/1/30, Callable 1/1/30 @ 100	89,426
93,000	NVIDIA Corp., 3.50%, 4/1/40, Callable 10/1/39 @ 100	98,012
187,000	NVIDIA Corp., 3.50%, 4/1/50, Callable 10/1/49 @ 100	200,581
37,000	NVIDIA Corp., 3.70%, 4/1/60, Callable 10/1/59 @ 100	41,021

		429,040

Software (0.7%):
155,000	CDK Global, Inc., 5.88%, 6/15/26, Callable 6/15/21 @ 102.94	162,750
20,000	CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63(b)	19,900
135,000	Fair Isaac Corp., 5.25%, 5/15/26, Callable 2/15/26 @ 100(b)	135,338
90,000	Nuance Communications, Inc., 5.63%, 12/15/26, Callable 12/15/21 @ 102.81	87,300
289,000	Oracle Corp., 2.50%, 4/1/25, Callable 3/1/25 @ 100	292,030
289,000	Oracle Corp., 2.80%, 4/1/27, Callable 2/1/27 @ 100	293,272
300,000	Oracle Corp., 2.95%, 4/1/30, Callable 1/1/30 @ 100	303,131
290,000	Oracle Corp., 3.60%, 4/1/40, Callable 10/1/39 @ 100	290,198
290,000	Oracle Corp., 3.60%, 4/1/50, Callable 10/1/49 @ 100	289,198
300,000	Oracle Corp., 3.85%, 4/1/60, Callable 10/1/59 @ 100	301,941
250,000	Solera LLC, 10.50%, 3/1/24, Callable 5/4/20 @ 105.25(b)	245,000
170,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 5/4/20 @ 102.25(b)	170,000
205,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 3/30/22 @ 104.13(b)	213,713

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Software, continued
$405,000	Symantec Corp., 5.00%, 4/15/25, Callable 4/15/20 @ 102.5(b)	$409,050

		3,212,821

Specialty Retail (0.4%):
49,000	AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100	49,740
229,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	233,759
33,000	Home Depot, Inc. (The), 2.50%, 4/15/27, Callable 2/15/27 @ 100	33,601
117,000	Home Depot, Inc. (The), 2.70%, 4/15/30, Callable 1/15/30 @ 100	117,107
145,000	Home Depot, Inc. (The), 3.30%, 4/15/40, Callable 10/15/39 @ 100	148,316
109,000	Home Depot, Inc. (The), 3.35%, 4/15/50, Callable 10/15/49 @ 100	109,304
68,000	Lowe’s Cos., Inc., 4.00%, 4/15/25, Callable 3/15/25 @ 100	71,914
165,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100	179,928
105,000	Lowe’s Cos., Inc., 5.00%, 4/15/40, Callable 10/15/39 @ 100	119,709
123,000	Lowe’s Cos., Inc., 5.13%, 4/15/50, Callable 10/15/49 @ 100	143,803
51,000	O’Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	52,668
80,000	TJX Cos., Inc. (The), 3.50%, 4/15/25, Callable 3/15/25 @ 100	81,793
185,000	TJX Cos., Inc. (The), 3.75%, 4/15/27, Callable 2/15/27 @ 100	189,498
346,000	TJX Cos., Inc. (The), 3.88%, 4/15/30, Callable 1/15/30 @ 100	357,506
139,000	TJX Cos., Inc. (The), 4.50%, 4/15/50, Callable 10/15/49 @ 100	149,679

		2,038,325

Technology Hardware, Storage & Peripherals (0.1%):
200,000	Dell International LLC/EMC Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100(b)	204,622
83,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(b)	86,176

		290,798

Textiles, Apparel & Luxury Goods (0.1%):
30,000	Nike, Inc., 2.40%, 3/27/25, Callable 2/27/25 @ 100	31,235
68,000	Nike, Inc., 2.75%, 3/27/27, Callable 1/27/27 @ 100	71,010
201,000	Nike, Inc., 2.85%, 3/27/30, Callable 12/27/29 @ 100	210,829
104,000	Nike, Inc., 3.25%, 3/27/40, Callable 9/27/39 @ 100	108,126
82,000	Nike, Inc., 3.38%, 3/27/50, Callable 9/27/49 @ 100	89,004

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Textiles, Apparel & Luxury Goods, continued
$125,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 4/1/26, Callable 4/1/21 @ 105.16	$78,125
40,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16	25,000
80,000	William Carter Co., 5.63%, 3/15/27, Callable 3/15/22 @ 102.81(b)	77,000

		690,329

Thrifts & Mortgage Finance (0.0%†):
100,000	Quicken Loans, Inc., 5.25%, 1/15/28, Callable 1/15/23 @ 102.63(b)	98,656

Tobacco (0.5%):
212,000	Altria Group, Inc., 4.00%, 1/31/24	217,085
266,000	Altria Group, Inc., 4.80%, 2/14/29, Callable 11/14/28 @ 100	276,618
294,000	Altria Group, Inc., 4.25%, 8/9/42	284,427
191,000	Altria Group, Inc., 4.50%, 5/2/43	185,052
347,000	Altria Group, Inc., 5.38%, 1/31/44	384,374
240,000	Altria Group, Inc., 3.88%, 9/16/46, Callable 3/16/46 @ 100	210,088
200,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	231,756
94,000	Reynolds American, Inc., 3.25%, 6/12/20	93,561
320,000	Reynolds American, Inc., 4.00%, 6/12/22	324,327
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	232,534
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	124,974

		2,564,796

Trading Companies & Distributors (0.1%):
255,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50% (US0003M+430 bps), 6/15/45, Callable 6/15/25 @ 100(b)	177,918
63,000	Air Lease Corp., 2.25%, 1/15/23	53,235
295,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	253,700

		484,853

Wireless Telecommunication Services (0.3%):
300,000	Sprint Communications, Inc., 6.00%, 11/15/22	310,500
160,000	Sprint Communications, Inc., 6.88%, 11/15/28	182,400
255,000	Sprint Corp., 7.88%, 9/15/23	279,863
115,000	Sprint Corp., 7.13%, 6/15/24	125,063
305,000	T-Mobile USA, Inc., 6.38%, 3/1/25, Callable 4/14/20 @ 103.19	311,099
215,000	T-Mobile USA, Inc., 6.50%, 1/15/26, Callable 1/15/21 @ 103.25	225,213
60,000	T-Mobile USA, Inc., 4.50%, 2/1/26, Callable 2/1/21 @ 102.25	60,300

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$40,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	$41,450

		1,535,888

Total Corporate Bonds (Cost $105,931,799)		100,575,994

Foreign Bond (0.0%†):
Sovereign Bond (0.0%†):
50,000	Korea Treasury Bond, Series 2103, 2.00%, 3/10/21+	41

Total Foreign Bond (Cost $43)		41

Yankee Dollars (7.4%):
Aerospace & Defense (0.2%):
81,000	Avolon Holdings Funding, Ltd., 3.63%, 5/1/22, Callable 4/1/22 @ 100(b)	72,281
199,000	Avolon Holdings Funding, Ltd., 5.25%, 5/15/24, Callable 4/15/24 @ 100(b)	160,195
108,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24, Callable 6/1/24 @ 100(b)	86,670
132,000	Avolon Holdings Funding, Ltd., 4.38%, 5/1/26, Callable 3/1/26 @ 100(b)	104,115
140,000	Bombardier, Inc., 6.00%, 10/15/22, Callable 5/4/20 @ 100(b)	105,000
210,000	Bombardier, Inc., 6.13%, 1/15/23(b)	148,050
50,000	Bombardier, Inc., 7.50%, 12/1/24, Callable 12/1/20 @ 105.63(b)	34,750

		711,061

Banks (1.6%):
430,000	Barclays plc, 3.25%, 1/12/21	435,216
585,000	Barclays plc, 4.38%, 1/12/26	597,736
377,000	Barclays plc, 5.09% (US0003M+305 bps), 6/20/30, Callable 6/20/29 @ 100	338,120
135,000	Barclays plc, 7.88% (USSW5+677 bps), Callable 3/15/22 @ 100(b)	124,538
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(b)	188,000
530,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	530,151
205,000	HSBC Holdings plc, 4.25%, 3/14/24	204,768
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(b)	204,500
656,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(b)	660,920
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,629,046
547,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	559,990
125,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	129,047
350,000	UniCredit SpA, 6.57%, 1/14/22(b)	355,242
186,000	Westpac Banking Corp., 4.11% (H15T5Y+200 bps), 7/24/34, Callable 7/24/29 @ 100	179,490

		7,136,764

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Beverages (0.0%†):
$80,000	Cott Corp., 5.50%, 4/1/25, Callable 4/14/20 @ 104.13(b)	$76,600

Capital Markets (1.1%):
509,000	Credit Suisse Group AG, 2.59% (SOFR+156 bps), 9/11/25, Callable 9/11/24 @ 100(b)	484,940
414,000	Credit Suisse Group AG, 4.19% (SOFR+373 bps), 4/1/31, Callable 4/1/30 @ 100(b)	423,631
670,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	678,815
787,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	803,672
470,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	469,655
487,000	Deutsche Bank AG, 5.00%, 2/14/22	477,425
860,000	Deutsche Bank AG, 3.30%, 11/16/22	844,950
979,000	Deutsche Bank AG, 4.50%, 4/1/25	821,622
491,000	UBS Group AG, 4.13%, 9/24/25(b)	520,147

		5,524,857

Chemicals (0.0%†):
170,000	Nufarm Australia, Ltd., 5.75%, 4/30/26, Callable 4/30/21 @ 102.88(b)	146,414
50,000	OCI NV, 6.63%, 4/15/23, Callable 5/4/20 @ 103.31(b)	47,500

		193,914

Containers & Packaging (0.0%†):
225,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25, Callable 4/14/20 @ 104.5(b)	225,000
190,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(b)	187,625
25,000	Trivium Packaging Finance BV, 8.50%, 8/15/27, Callable 8/15/22 @ 104.25(b)	25,125

		437,750

Diversified Consumer Services (0.0%†):
250,000	GEMS MENASA Cayman, Ltd., 7.13%, 7/31/26, Callable 7/31/22 @ 103.56(b)	208,125

Diversified Financial Services (0.7%):
470,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(b)	457,074
200,000	Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5(b)	179,000
490,000	C&W Senior Financing Dac, 7.50%, 10/15/26, Callable 10/15/21 @ 103.75(b)	435,488
386,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 9/15/22 @ 103.44(b)	331,960
70,000	Intelsat Connect Finance SA, 9.50%, 2/15/23, Callable 8/15/20 @ 107.13^(b)	24,850
105,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38(b)	66,150

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services, continued
$110,000	Intelsat Jackson Holdings SA, 9.75%, 7/15/25, Callable 7/15/21 @ 104.88(b)	$68,750
315,000	Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/25, Callable 5/4/20 @ 103.75^(b)	290,194
55,000	Park Aerospace Holdings, 4.50%, 3/15/23, Callable 2/15/23 @ 100(b)	45,650
1,355,000	Park Aerospace Holdings, 5.50%, 2/15/24(b)	1,126,343
200,000	Telenet Finance Lux Note, 5.50%, 3/1/28, Callable 12/1/22 @ 102.75(b)	191,750

		3,217,209

Diversified Telecommunication Services (0.2%):
320,000	Altice France SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(b)	319,600
295,000	Altice France SA, 8.13%, 2/1/27, Callable 2/1/22 @ 106.09(b)	307,538
315,000	Altice France SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103(b)	277,099
25,000	Sable International Finance, Ltd., 5.75%, 9/7/27, Callable 9/7/22 @ 102.88(b)	22,500
30,000	Telecom Italia Capital, 6.38%, 11/15/33	29,775
130,000	Telecom Italia SpA, 5.30%, 5/30/24(b)	130,000
55,000	Telecom Italia SpA, 6.00%, 9/30/34	54,588

		1,141,100

Hotels, Restaurants & Leisure (0.0%†):
115,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13(b)	115,288
85,000	Stars Group Holdings BV, 7.00%, 7/15/26, Callable 7/15/21 @ 103.5(b)	79,263
80,000	Wynn Macau, Ltd., 5.50%, 10/1/27, Callable 10/1/22 @ 102.75(b)	70,400

		264,951

Insurance (0.1%):
314,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(b)	315,371
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @ 100(b)	203,000

		518,371

Media (0.1%):
250,000	Ziggo BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(b)	250,000
85,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(b)	81,919

		331,919

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Metals & Mining (0.1%):
$200,000	BHP Billiton Finance USA, Ltd., 6.25% (USSW5+497 bps), 10/19/75, Callable 10/19/20 @ 100(b)	$195,750
456,000	BHP Billiton Finance USA, Ltd., 6.75% (USSW5+509 bps), 10/19/75, Callable 10/20/25 @ 100(b)	475,380
155,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 5/4/20 @ 101.81(b)	138,725
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(b)	4,450

		814,305

Multi-Utilities (0.0%†):
243,000	InterGen NV, 7.00%, 6/30/23, Callable 5/4/20 @ 102.33(b)	214,751

Oil, Gas & Consumable Fuels (1.7%):
28,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	23,502
402,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100^	192,586
85,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 5/15/21 @ 103.38(b)	69,488
130,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 10/30/21 @ 104.25(b)	115,700
145,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	142,529
135,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	120,875
165,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 5/4/20 @ 102.29(b)	151,800
60,000	Meg Energy Corp., 7.00%, 3/31/24, Callable 5/4/20 @ 102.33(b)	27,300
90,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 2/1/23 @ 103.56(b)	41,850
108,000	Petrobras Global Finance BV, 5.09%, 1/15/30(b)	96,390
1,793,000	Petrobras Global Finance BV, 7.25%, 3/17/44	1,792,999
543,000	Petroleos Mexicanos, 4.50%, 1/23/26	394,542
566,000	Petroleos Mexicanos, 6.50%, 3/13/27	418,502
1,196,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100(b)	842,394
154,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100(b)	106,966
2,228,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,450,102
1,386,000	Petroleos Mexicanos, 7.69%, 1/23/50, Callable 7/23/49 @ 100(b)	955,088

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$336,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100(b)	$229,661

		7,172,274

Pharmaceuticals (0.5%):
1,050,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,048,691
265,000	Bausch Health Cos., Inc., 7.00%, 3/15/24, Callable 5/4/20 @ 103.5^(b)	270,300
30,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 11/1/20 @ 102.75(b)	30,150
459,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100	454,805
226,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	229,731
84,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	79,800
127,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23	116,840
195,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 5/4/20 @ 103.06(b)	193,538

		2,423,855

Software (0.0%†):
60,000	Open Text Corp., 3.88%, 2/15/28, Callable 2/15/23 @ 101.94(b)	56,625

Sovereign Bond (0.3%):
900,000	Dominican Republic, 5.50%, 1/27/25(b)	846,000
150,000	Dominican Republic, 6.00%, 7/19/28(b)	141,000
1,000,000	Republic of Argentina, 5.88%, 1/11/28	253,750

		1,240,750

Thrifts & Mortgage Finance (0.0%†):
200,000	Corp. Nacional del Cobre de Chile, 3.63%, 8/1/27, Callable 5/1/27 @ 100(b)	191,581
200,000	Corp. Nacional del Cobre de Chile, 4.50%, 8/1/47, Callable 2/1/47 @ 100(b)	188,548

		380,129

Tobacco (0.3%):
462,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(b)	461,806
700,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100(b)	681,264

		1,143,070

Trading Companies & Distributors (0.2%):
90,000	Aercap Holdings NV, 5.87% (H15T5Y+454 bps), 10/10/79, Callable 10/10/24 @ 100	62,775
152,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 12/16/21, Callable 11/16/21 @ 100	136,429

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Trading Companies & Distributors, continued
$320,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	$281,809
297,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, 8/14/24, Callable 7/14/24 @ 100	238,844
163,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	127,766
270,000	Fly Leasing, Ltd., 5.25%, 10/15/24, Callable 10/15/20 @ 102.63^	225,788

		1,073,411

Wireless Telecommunication Services (0.3%):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(b)	317,625
35,000	Millicom International Cellular SA, 6.00%, 3/15/25, Callable 4/14/20 @ 103(b)	32,200
430,000	Millicom International Cellular SA, 6.63%, 10/15/26, Callable 10/15/21 @ 104.97(b)	406,888
500,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(b)	455,625

		1,212,338

Total Yankee Dollars (Cost $40,055,576)		35,494,129

Municipal Bonds (1.0%):
New Jersey (0.1%):
339,000	New Jersey Economic Development Authority Revenue, Build America Bonds, GO, 7.43%, 2/15/29	398,457

Illinois (0.7%):
105,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.43%, 1/1/42	109,823
109,091	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	109,499
3,235,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	3,121,775

California (0.2%):
400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	617,564
140,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	227,147
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	14,090

Total Municipal Bonds (Cost $4,512,572)		4,598,355

U.S. Government Agency Mortgages (12.5%):
Federal Home Loan Mortgage Corporation (3.3%)
48,961	2.50%, 6/1/31, Pool #J34501	51,173
51,035	2.50%, 6/1/31, Pool #G18604	53,693
76,262	2.50%, 7/1/31, Pool #V61246	79,714
131,883	2.50%, 8/1/31, Pool #V61273	137,516
380,846	3.50%, 3/1/32, Pool #C91403	403,915
1,020,080	3.50%, 7/1/32, Pool #C91467	1,081,951
345,295	2.50%, 12/1/32, Pool #G18669	361,608
85,974	2.50%, 3/1/33, Pool #G18680	89,173
401,369	3.00%, 4/1/33, Pool #G18684	426,610

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$40,317	3.00%, 4/1/33, Pool #K90336	$43,049
122,026	3.00%, 5/1/33, Pool #G16550	128,731
55,217	3.00%, 6/1/33, Pool #K90684	58,952
83,298	3.00%, 6/1/33, Pool #K90806	88,939
42,611	3.00%, 6/1/33, Pool #C91709	45,502
99,428	3.00%, 6/1/33, Pool #K90632	106,158
262,291	2.50%, 7/1/33, Pool #G16661	273,186
193,037	3.00%, 7/1/33, Pool #C91714	206,124
276,587	3.50%, 11/1/33, Pool #G16677	293,991
235,806	3.50%, 2/1/34, Pool #G16752	249,739
80,995	3.00%, 4/1/34, Pool #G16829	85,879
810,249	2.50%, 9/1/34, Pool #SB8013	840,651
338,926	3.50%, 10/1/34, Pool #C91793	361,328
923,475	4.00%, 5/1/37, Pool #C91938	1,016,101
305,224	5.00%, 2/1/38, Pool #G60365	343,606
402,495	4.00%, 11/1/40, Pool #A95150	433,287
857,875	3.50%, 1/1/44, Pool #G07922	934,304
424,939	3.50%, 1/1/44, Pool #G60271	472,721
141,180	4.00%, 2/1/45, Pool #G07949	153,794
128,629	3.50%, 11/1/45, Pool #Q37467	139,722
37,750	4.00%, 4/1/46, Pool #V82292	41,535
12,943	4.00%, 4/1/46, Pool #Q39975	14,253
249,524	3.50%, 9/1/46, Pool #Q43257	274,446
15,693	4.50%, 12/1/46, Pool #Q45028	17,253
379,622	3.00%, 12/1/46, Pool #G60989	404,532
16,092	4.50%, 1/1/47, Pool #Q45635	17,688
33,243	4.50%, 2/1/47, Pool #Q46222	36,474
73,576	4.50%, 5/1/47, Pool #Q48095	80,851
30,819	4.50%, 5/1/47, Pool #Q47942	33,740
78,810	4.50%, 5/1/47, Pool #Q47935	86,283
86,787	4.50%, 6/1/47, Pool #Q48759	95,369
499,979	4.00%, 6/1/47, Pool #G08767	535,848
659,116	4.00%, 6/1/47, Pool #Q48877	713,501
66,299	4.50%, 7/1/47, Pool #Q49393	72,858
671,772	4.00%, 7/1/47, Pool #G08771	725,705
387,087	3.50%, 11/1/47, Pool #Q52086	410,919
163,797	4.50%, 12/1/47, Pool #Q53017	178,014
249,221	4.00%, 12/1/47, Pool #G61305	266,304
15,408	4.50%, 1/1/48, Pool #Q53730	16,756
55,641	4.00%, 1/1/48, Pool #V83906	59,448
54,313	4.00%, 2/1/48, Pool #V83994	58,030
69,336	4.00%, 2/1/48, Pool #G61343	75,361
16,394	4.00%, 2/1/48, Pool #Q54499	17,613
115,284	4.50%, 4/1/48, Pool #Q55500	125,343
129,110	4.50%, 4/1/48, Pool #Q55660	140,229
155,827	4.50%, 4/1/48, Pool #Q55724	169,238
206,662	4.50%, 5/1/48, Pool #Q55839	224,448
351,653	4.00%, 5/1/48, Pool #Q55992	377,596
422,529	4.00%, 6/1/48, Pool #G67713	460,221
132,705	4.00%, 7/1/48, Pool #Q59935	145,398
68,603	4.50%, 10/1/48, Pool #G67716	75,566
733,894	3.50%, 5/1/49, Pool #Q63646	781,587

		15,693,524

Federal National Mortgage Association (5.8%)
460,303	2.50%, 4/1/28, Pool #AT2060	478,690
67,150	2.50%, 5/1/31, Pool #BC0919	70,370
90,281	2.50%, 8/1/31, Pool #BC2778	94,611
64,985	2.50%, 10/1/31, Pool #AS8010	67,909
517,949	2.50%, 1/1/32, Pool #BE3032	541,119
103,100	2.50%, 9/1/32, Pool #MA3124	108,725
289,205	3.00%, 9/1/32, Pool #BM5110	304,649

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$164,698	3.00%, 12/1/32, Pool #BM5109	$173,185
1,083,556	3.00%, 2/1/33, Pool #BM5108	1,138,885
678,280	3.00%, 2/1/33, Pool #MA3283	716,601
38,795	3.00%, 3/1/33, Pool #BM4614	41,277
34,827	3.00%, 5/1/33, Pool #AT3000	37,307
38,457	3.00%, 6/1/33, Pool #AT6090	41,200
188,128	3.00%, 7/1/33, Pool #MA1490	201,515
183,871	2.50%, 5/1/34, Pool #BN6321	191,736
390,060	3.50%, 9/1/34, Pool #FM1578	415,981
692,370	3.50%, 9/1/34, Pool #FM1577	744,634
281,083	3.50%, 10/1/34, Pool #FM1579	298,098
40,552	3.00%, 12/1/34, Pool #FM0045	43,295
140,588	3.00%, 12/1/34, Pool #FM0046	149,802
311,154	3.00%, 12/1/34, Pool #FM0047	327,691
47,154	3.00%, 12/1/34, Pool #CA4890	50,427
44,934	3.00%, 1/1/35, Pool #CA5039	48,089
296,054	3.00%, 1/1/35, Pool #FM2286	316,287
150,000	2.50%, 5/25/35, TBA	155,461
629,207	6.00%, 5/1/36, Pool #745512	734,501
34,357	3.50%, 12/1/40, Pool #AH1556	37,611
16,556	3.50%, 6/1/42, Pool #AO6387	17,799
1,524,440	3.50%, 11/1/42, Pool #AL2866	1,673,780
33,864	3.50%, 11/1/42, Pool #MA1236	36,535
15,906	3.50%, 3/1/43, Pool #AB8733	16,950
17,386	3.50%, 3/1/43, Pool #AR4461	18,513
48,522	3.50%, 7/1/43, Pool #AT8975	51,731
73,090	4.00%, 10/1/43, Pool #BM1167	80,406
65,726	3.50%, 11/1/43, Pool #AL9612	71,603
591,105	4.50%, 3/1/44, Pool #AV0957	642,669
947,660	4.50%, 7/1/44, Pool #AS3062	1,031,584
278,154	4.50%, 10/1/44, Pool #AV8856	302,592
321,238	4.50%, 12/1/44, Pool #AS4176	349,703
100,622	3.50%, 2/1/45, Pool #BM1014	108,818
130,457	4.00%, 5/1/45, Pool #AZ1207	142,045
384,620	4.00%, 6/1/45, Pool #AY8096	418,576
162,286	4.00%, 6/1/45, Pool #AY8126	176,618
596,967	3.50%, 7/1/45, Pool #AZ0814	644,522
394,757	3.50%, 8/1/45, Pool #AY8424	426,197
396,526	4.50%, 12/1/45, Pool #BA6997	429,321
69,463	4.00%, 12/1/45, Pool #AS6352	76,250
22,352	4.50%, 1/1/46, Pool #AY3890	24,090
229,425	4.00%, 2/1/46, Pool #BC1578	250,227
9,595	4.50%, 3/1/46, Pool #BC0287	10,484
258,547	3.50%, 3/1/46, Pool #BM4621	281,493
510,868	4.00%, 4/1/46, Pool #AL8468	561,533
55,371	4.00%, 4/1/46, Pool #AS7024	59,804
490,975	4.00%, 6/1/46, Pool #AL9282	535,713
94,014	4.50%, 6/1/46, Pool #BD1238	102,575
540,109	3.50%, 7/1/46, Pool #AL9515	583,949
188,855	4.00%, 7/1/46, Pool #BC1443	206,142
201,187	4.00%, 9/1/46, Pool #BC2843	219,609
68,803	4.00%, 9/1/46, Pool #BD1489	75,000
178,935	4.00%, 10/1/46, Pool #BC4754	195,345
65,573	4.50%, 10/1/46, Pool #BE1671	71,639
23,742	4.00%, 10/1/46, Pool #BD7599	25,880
239,717	3.50%, 10/1/46, Pool #AL9285	253,370
72,246	4.50%, 11/1/46, Pool #BE2386	78,949
140,837	4.50%, 12/1/46, Pool #BE4488	153,905
12,124	4.50%, 12/1/46, Pool #BC9079	13,245
547,454	3.50%, 12/1/46, Pool #BC9077	591,755
89,688	4.50%, 1/1/47, Pool #BE6506	98,010

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$399,671	3.50%, 1/1/47, Pool #BE1526	$426,621
72,324	4.50%, 1/1/47, Pool #BE7087	78,232
324,837	3.50%, 1/1/47, Pool #AL9776	345,296
734,817	4.00%, 2/1/47, Pool #AL9779	800,286
81,223	4.50%, 2/1/47, Pool #BE8498	89,224
116,910	4.00%, 5/1/47, Pool #BM1277	126,519
39,240	4.50%, 6/1/47, Pool #BH0561	42,652
16,004	4.00%, 6/1/47, Pool #BH4269	17,460
112,692	4.50%, 6/1/47, Pool #BE3663	123,743
20,671	4.50%, 6/1/47, Pool #BE9387	22,637
75,082	4.00%, 7/1/47, Pool #AS9968	81,259
101,400	4.50%, 7/1/47, Pool #BE3749	111,371
94,727	4.50%, 4/1/48, Pool #BJ5454	102,896
132,764	4.00%, 4/1/48, Pool #BM3700	143,652
31,094	4.50%, 5/1/48, Pool #BJ5507	33,793
157,216	4.50%, 10/25/48, Pool #BM4548	174,316
534,474	4.50%, 9/1/49, Pool #FM1534	590,129
646,754	4.00%, 11/1/49, Pool #CA4628	702,116
98,326	3.50%, 11/1/49, Pool #CA4557	104,691
988,772	2.50%, 12/1/49, Pool #BO6208	1,025,165
388,469	3.00%, 2/1/50, Pool #CA5126	407,437
1,400,000	3.00%, 4/25/50, TBA	1,467,594
2,150,000	3.00%, 5/25/50, TBA	2,251,538

		27,907,212

Government National Mortgage Association (3.4%)
42,654	4.00%, 10/20/40, Pool #G24833	46,760
124,550	4.00%, 1/20/41, Pool #4922	136,543
116,631	4.00%, 8/15/41, Pool #430354	127,850
1,336,377	4.00%, 1/20/42, Pool #5280	1,488,473
170,983	4.00%, 11/20/42, Pool #MA0535	190,228
23,756	4.00%, 11/20/42, Pool #AB9233	26,188
334,256	3.00%, 12/20/42, Pool #AA5872	355,241
2,914,773	3.50%, 1/20/43, Pool #MA0699	3,165,672
90,437	3.00%, 3/20/43, Pool #AD8812	95,663
50,167	3.50%, 3/20/43, Pool #AD8884	54,465
217,195	3.00%, 3/20/43, Pool #AA6146	233,551
54,024	3.50%, 4/20/43, Pool #AD9075	57,678
18,894	3.50%, 4/20/43, Pool #AB9891	20,513
150,242	4.00%, 5/20/46, Pool #MA3664	160,095
194,750	3.50%, 5/20/46, Pool #MA3663	207,439
262,699	3.50%, 6/20/46, Pool #MA3736	278,895
67,398	3.50%, 7/20/46, Pool #MA3803	71,553
819,400	3.00%, 12/20/46, Pool #MA4126	872,957
193,214	4.00%, 1/15/47, Pool #AX5857	206,033
196,781	4.00%, 1/15/47, Pool #AX5831	209,837
1,680,230	3.00%, 1/20/47, Pool #MA4195	1,779,562
201,561	3.00%, 2/20/47, Pool #MA4261	213,695
578,666	4.00%, 3/20/47, Pool #MA4322	621,574
179,928	4.00%, 4/20/47, Pool #784304	191,521
167,382	4.00%, 4/20/47, Pool #784303	178,187
101,189	4.00%, 4/20/47, Pool #MA4383	108,905
768,004	4.50%, 4/20/47, Pool #MA4384	815,739
109,718	4.00%, 5/20/47, Pool #MA4452	118,085
1,028,862	4.50%, 6/20/47, Pool #MA4512	1,092,810
36,078	3.50%, 7/20/47, Pool #MA4586	38,331
179,716	3.50%, 1/20/48, Pool #MA4962	190,909
73,881	4.00%, 4/20/48, Pool #BG3507	79,270
366,035	4.00%, 4/20/48, Pool #MA5137	395,376
51,741	4.00%, 4/20/48, Pool #BG7744	55,510
775,499	4.00%, 6/20/48, Pool #MA5264	839,052
1,085,283	4.00%, 9/20/48, Pool #MA5466	1,162,549

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$196,633	3.50%, 10/20/49, Pool #MA6219	$211,437
32,643	3.50%, 12/20/49, Pool #BR8984	34,998
32,128	3.50%, 12/20/49, Pool #BR8985	34,777
24,879	3.50%, 12/20/49, Pool #BR8987	26,949
200,000	3.00%, 3/20/50, Pool #MA6541	211,714
200,000	3.50%, 5/20/50, TBA	210,688

		16,617,272

Total U.S. Government Agency Mortgages (Cost $57,939,687)		60,218,008

U.S. Treasury Obligations (12.9%):
U.S. Treasury Bonds (4.3%)
277,000	2.75%, 11/15/47	363,000
11,629,000	3.00%, 2/15/49	16,066,190
3,127,000	2.88%, 5/15/49	4,230,733

		20,659,923

U.S. Treasury Inflation Index Bonds (0.7%)
2,220,315	0.75%, 2/15/45	2,531,113
83,713	1.00%, 2/15/46	100,835
789,289	1.00%, 2/15/49	977,608

		3,609,556

U.S. Treasury Inflation Index Notes (3.2%)
3,259,244	0.13%, 10/15/24	3,295,318
1,829,554	0.25%, 1/15/25	1,842,369
5,169,389	0.63%, 1/15/26	5,330,763
2,184,442	0.13%, 7/15/26	2,202,478
1,338,204	0.88%, 1/15/29	1,452,346
957,971	0.25%, 7/15/29	993,713

		15,116,987

U.S. Treasury Notes (4.7%)
900,000	2.50%, 1/31/24	973,125
1,490,000	1.75%, 6/30/24	1,576,606
5,588,000	2.50%, 2/28/26	6,234,113
4,146,000	3.13%, 11/15/28	4,998,521
8,443,400	1.75%, 11/15/29	9,267,951

		23,050,316

Total U.S. Treasury Obligations (Cost $54,493,017)		62,436,782

Short-Term Securities Held as Collateral for Securities on Loan (0.5%):
$2,326,327	BlackRock Liquidity FedFund, Institutional Class , 1.81%(d)(e)	2,326,327

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $2,326,327)		2,326,327

Unaffiliated Investment Companies (0.6%):

Money Markets (0.6%):
2,921,831	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.51%(e)	2,921,831

Total Unaffiliated Investment Companies (Cost $2,921,831)		2,921,831

Total Investment Securities (Cost $469,451,545) - 97.9%		472,126,574
Net other assets (liabilities) - 2.1%		10,066,864

Net Assets - 100.0%		$482,193,438

Percentages indicated are based on net assets as of March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

CVR	-	Contingency Valued Rights
GO	-	General Obligation
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $2,205,635.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
†	Represents less than 0.05%.
(a)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2020. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2020.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(e)	The rate represents the effective yield at March 31, 2020.

Amount Shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Securities Sold Short (-0.6%):

At March 31, 2020, the Fund’s securities sold short were as follows:

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA	3.50%	4/25/50	$(200,000)	$(207,938)	$(211,406)
Federal National Mortgage Association, TBA	2.50%	4/25/35	(850,000)	(873,906)	(881,344)
Federal National Mortgage Association, TBA	3.00%	4/25/35	(2,000,000)	(2,099,375)	(2,090,938)
Government National Mortgage Association
Government National Mortgage Association, TBA	3.00%	4/20/50	(900,000)	(936,984)	(951,609)

				$(4,118,203)	$(4,135,297)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/19/20	67	$8,608,495	$(153,274)

				$(153,274)

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks (0.0%†):
Energy Equipment & Services (0.0%†):
912	Weatherford International plc*	$5,427

Oil, Gas & Consumable Fuels (0.0%†):
22	Amplify Energy Corp., 70.68%	12

Total Common Stocks (Cost $21,432)		5,439

Warrants (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
3,930	Amplify Energy Corp., 4/21/20	—

Wireless Telecommunication Services (0.0%†):
600,000	T Mobile Escrow Shares, 4/15/25(a)	—

Total Warrants (Cost $8,435)		—

Asset Backed Securities (1.6%):
$1,461,686	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(b)	1,148,425
255,894	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(b)	212,379
244,877	Aaset Trust, Class A, Series 2020-1A, 4.34%, 1/16/40(b)	162,044
244,877	Aaset Trust, Class A, Series 2020-1A, 3.35%, 1/16/40(b)	175,517
303,282	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(b)	228,494
463,853	Aaset Trust, Class A, Series 2019-2, 3.38%, 10/16/39(b)	350,591
151,042	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	117,178
650,490	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(b)(c)	433,217
510,955	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(b)	371,321
451,339	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(b)	315,771
216,990	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(b)	142,024
333,328	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/21 @ 100(b)	295,928
560,108	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(b)	486,325
227,594	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(b)	166,622
237,180	Horizon Aircraft Finance, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(b)	165,915
336,158	Planet Fitness Master Issuer LLC, Class A2, Series 1A, 3.86%, 12/5/49, Callable 12/5/25 @ 100(b)	306,304
394,667	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(b)	276,130
250,000	Sapphire Aviation Finance, Ltd., Class B, Series 2020-1A, 4.34%, 3/15/40(b)	145,986

Principal Amount		Fair Value
Asset Backed Securities, continued
$430,000	Sapphire Aviation Finance, Ltd., Class A, Series 2020-1A, 3.23%, 3/15/40(b)	$278,124
409,164	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(b)(c)	298,915
547,321	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(b)(c)	389,240
628,667	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2019-1, 3.67%, 11/15/39(b)	439,549

Total Asset Backed Securities (Cost $9,308,759)		6,905,999

Collateralized Mortgage Obligations (4.6%):
500,000	AIMCO CLO, Ltd., Class A, Series 2019-10A, 3.12%(US0003M+132bps), 7/22/32, Callable 7/22/21 @ 100(b)	464,068
250,000	Allegany Park CLO, Ltd., Class A, Series 2019-1A, 3.16%(US0003M+133bps), 1/20/33, Callable 1/20/22 @ 100(b)	234,064
393,000	Ares CLO, Ltd., Class A, Series 2019-54A, 3.17%(US0003M+132bps), 10/15/32, Callable 10/15/21 @ 100(b)	368,613
250,000	Ares CLO, Ltd., Class AR2, Series 2015-2A(US0003M+125bps), 4/17/33, Callable 4/17/21 @ 100(b)	235,152
534,000	Ares CLO, Ltd., Class AR, Series 2016-41A, 3.03%(US0003M+120bps), 1/15/29, Callable 7/15/20 @ 100(b)	510,925
273,000	BAMLL Commercial Mortgage Securities Trust, Class ANM, Series 2019-BPR, 3.11%, 11/5/32(b)	278,520
100,000	BAMLL Commercial Mortgage Securities Trust, Class BNM, Series 2019-BPR, 3.47%, 11/5/32(b)	97,978
43,000	Bank, Class A5, Series 2019-BN21, 2.85%, 10/15/52	43,331
250,000	Beechwood Park CLO, Ltd., Class A1, Series 2019-1A, 3.23%(US0003M+133bps), 1/17/33, Callable 1/17/22 @ 100(b)	233,644
49,000	Benchmark Mortgage Trust, Class A5, Series 2018-B4, 4.12%, 7/15/51(c)	54,411
67,000	Benchmark Mortgage Trust, Class A5, Series 2019-B14, 3.05%, 12/15/61	69,758
461,000	Bristol Park CLO, Ltd., Class AR, Series 2016-1A, 2.62%(US0003M+99bps), 4/15/29, Callable 1/15/21 @ 100(b)	440,883
146,300	BX Commercial Mortgage Trust, Class F, Series 2018-IND, 2.50%(US0001M+180bps), 11/15/35(b)	128,757

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$154,256	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 3.33%(US0001M+263bps), 9/15/20(b)	$116,011
214,010	BX Commercial Mortgage Trust, Class B, Series 2019-XL, 1.78%(US0001M+108bps), 10/15/36(b)	200,634
535,024	BX Commercial Mortgage Trust, Class E, Series 2019-XL, 2.50%(US0001M+180bps), 10/15/36(b)	468,146
212,000	BX Commercial Mortgage Trust, Class E, Series 2020-BXLP, 2.30%(US0001M+160bps), 12/15/29(b)	186,566
180,000	BX Commercial Mortgage Trust, Class C, Series 2020-BXLP, 1.82%(US0001M+112bps), 12/15/29(b)	161,989
227,000	BX Commercial Mortgage Trust, Class B, Series 2020-BXLP, 1.70%(US0001M+100bps), 12/15/29(b)	206,547
458,000	BX Commercial Mortgage Trust, Class A, Series 2020-BXLP, 1.50%(US0001M+80bps), 12/15/29(b)	423,618
400,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 1.70%(US0001M+100bps), 4/15/34(b)	363,573
266,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 2.00%(US0001M+130bps), 4/15/34(b)	238,305
176,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 2.30%(US0001M+160bps), 4/15/34(b)	155,049
185,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 2.60%(US0001M+190bps), 4/15/34(b)	149,894
268,468	BX Commercial Mortgage Trust, Class C, Series 2019-XL, 1.95%(US0001M+125bps), 10/15/36(b)	242,963
381,205	BX Commercial Mortgage Trust, Class D, Series 2019-XL, 2.15%(US0001M+145bps), 10/15/36(b)	341,178
278,000	BX Commercial Mortgage Trust, Class D, Series 2020-BXLP, 1.95%(US0001M+125bps), 12/15/29(b)	247,470
261,000	Cedar Funding CLO, Ltd., Class A1A, Series 2019-11A, 2.93%(US0003M+135bps), 5/29/32, Callable 5/29/21 @ 100(b)	248,530

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$346,000	Cedar Funding CLO, Ltd., Class A, Series 2019-10A, 3.47%(US0003M+134bps), 10/20/32, Callable 10/20/21 @ 100(b)	$313,432
627,000	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 1.82%(US0001M+112bps), 6/15/34(b)	584,039
123,000	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 2.20%(US0001M+150bps), 6/15/34(b)	111,882
139,000	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 2.45%(US0001M+175bps), 6/15/34(b)	131,873
83,000	Commercial Mortgage Trust, Class A5, Series 2014-CR18, 3.83%, 7/15/47	87,389
1,384,000	CSMC Trust, Class D, Series 2017-PFHP, 2.95%(US0001M+225bps), 12/15/30(b)	1,180,027
309,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(b)	322,806
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(b)	105,025
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(b)	101,585
128,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(b)	124,547
250,000	Dryden CLO, Ltd., Class A1, Series 2019-76A, 3.26%(US0003M+133bps), 10/20/32, Callable 10/20/21 @ 100(b)	236,472
604,000	Dryden CLO, Ltd., Class AR2, Series 2014-36A, 3.11%(US0003M+128bps), 4/15/29, Callable 4/15/20 @ 100(b)	586,194
427,000	Dryden CLO, Ltd., Class A, Series 2019-72A, 3.02%(US0003M+133bps), 5/15/32, Callable 5/15/21 @ 100(b)	408,125
300,000	Dryden CLO, Ltd., Class A, Series 2020-78A, 2.45%(US0003M+118bps), 4/17/33, Callable 4/17/22 @ 100(b)	279,000
438,000	Flatiron CLO, Ltd., Class A, Series 2019-1A, 3.21%(US0003M+132bps), 11/16/32, Callable 11/16/21 @ 100(b)	407,425
63,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(b)	61,865
97,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(b)	92,031

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$133,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(b)	$125,432
500,000	Madison Park Funding, Ltd., Class A1, Series 2019-37A, 3.13%(US0003M+130bps), 7/15/32, Callable 7/15/21 @ 100(b)	476,530
250,000	Madison Park Funding, Ltd., Class AR2, Series 2012-101, 3.04%(US0003M+122bps), 1/20/29, Callable 7/20/20 @ 100(b)	243,823
295,000	Madison Park Funding, Ltd., Class A1R2, Series 2015-19A, 1.79%(US0003M+92bps), 1/22/28(b)	284,222
250,000	Madison Park Funding, Ltd., Class A, Series 2019-33A, 3.17%(US0003M+133bps), 10/15/32, Callable 1/15/22 @ 100(b)	234,082
461,000	Magnetite, Ltd., Class A, Series 2019-21A, 3.10%(US0003M+128bps), 4/20/30, Callable 4/20/20 @ 100(b)	444,377
284,000	Magnetite, Ltd., Class A, Series 24, 3.24%(US0003M+133bps), 1/15/33, Callable 1/15/22 @ 100(b)	265,207
454,000	Milos CLO, Ltd., Class AR, Series 2017-1A, 2.76%(US0003M+107bps), 10/20/30, Callable 4/20/21 @ 100(b)	427,610
375,000	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 1.95%(US0001M+125bps), 6/15/35(b)	346,043
904,000	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 2.20%(US0001M+150bps), 6/15/35(b)	823,952
200,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51	226,550
82,000	Morgan Stanley Capital I Trust, Class C, Series 2019-Mead, 3.18%, 11/10/36(b)	74,553
86,000	Morgan Stanley Capital I Trust, Class B, Series 2019-Mead, 3.18%, 11/10/36(b)	83,456
593,000	Morgan Stanley Capital I Trust, Class A, Series 2019-Mead, 3.17%, 11/10/36(b)	602,144
199,750	MSCG Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(b)	199,604
140,250	MSCG Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(b)	139,054
56,775	MSCG Trust, Class A, Series 2016-SNR, 3.35%, 11/15/34(b)(c)	56,885
500,000	Niagara Park CLO, Ltd., Class A, Series 2019-1A, 3.14%(US0003M+130bps), 7/17/32, Callable 7/17/21 @ 100(b)	467,672

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$401,000	RETL, Class C, Series 2019-RVP, 2.80%(US0001M+210bps), 3/15/36(b)	$354,588
304,000	Taconic Park CLO, Ltd., Class A1R, Series 2016-1A(US0003M+100bps), 1/20/29, Callable 4/20/21 @ 100(b)	291,054
509,000	VERDE CLO, Ltd., Class A, Series 2019-1A, 3.18%(US0003M+135bps), 4/15/32, Callable 4/15/21 @ 100(b)	473,948
516,000	Voya CLO, Ltd., Class A, Series 2019-2, 3.09%(US0003M+127bps), 7/20/32, Callable 7/20/21 @ 100(b)	482,852
234,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52	257,969

Total Collateralized Mortgage Obligations (Cost $20,816,206)		19,425,901

Bank Loans (0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
215,000	California Resources Corp., 12/31/21	10,135
185,000	California Resources Corp., 12/31/22	40,700

		50,835

Total Bank Loans (Cost $289,845)		50,835

Corporate Bonds (37.5%):
Aerospace & Defense (0.3%):
315,000	BWX Technologies, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(b)	302,400
20,000	Moog, Inc., 4.25%, 12/15/27, Callable 12/15/22 @ 103.19(b)	17,900
25,000	TransDigm, Inc., 6.50%, 5/15/25, Callable 5/15/20 @ 103.25	23,563
320,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 3/15/22 @ 103.13(b)	318,000
60,000	TransDigm, Inc., 6.88%, 5/15/26, Callable 5/15/21 @ 105.16	55,800
60,000	TransDigm, Inc., 6.38%, 6/15/26, Callable 6/15/21 @ 103.19	56,700
55,000	TransDigm, Inc., 7.50%, 3/15/27, Callable 3/15/22 @ 103.75	53,075
430,000	TransDigm, Inc., 5.50%, 11/15/27, Callable 11/15/22 @ 102.75(b)	385,925

		1,213,363

Banks (3.5%):
534,000	Bank of America Corp., 3.00%(US0003M+79bps), 12/20/23, Callable 12/20/22 @ 100	543,959
656,000	Bank of America Corp., 4.20%, 8/26/24, MTN	694,603
612,000	Bank of America Corp., Series L, 3.95%, 4/21/25, MTN	641,615
128,000	Bank of America Corp., Series G, 4.45%, 3/3/26	137,558
250,000	Bank of America Corp., Series AA, 6.10%(US0003M+390bps), 12/29/49, Callable 3/17/25 @ 100	251,250
75,000	Bank of America Corp., Series X, 6.25%(US0003M+371bps), 12/31/49, Callable 9/5/24 @ 100	76,688
245,000	CIT Group, Inc., 6.13%, 3/9/28	230,913

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$1,090,000	Citigroup, Inc., Series V, 4.05%, 7/30/22	$1,111,142
393,000	Citigroup, Inc., 3.35%(US0003M+90bps), 4/24/25, Callable 4/24/24 @ 100	407,103
1,642,000	Citigroup, Inc., 4.30%, 11/20/26	1,677,516
665,000	Citigroup, Inc., 4.41%(SOFR+391bps), 3/31/31, Callable 3/31/30 @ 100	713,594
160,000	Citigroup, Inc., 4.70%(SOFR+323bps), 12/31/99, Callable 1/30/25 @ 100	135,200
250,000	Citizens Bank NA, 2.55%, 5/13/21, Callable 4/13/21 @ 100, MTN	249,419
2,994,000	JPMorgan Chase & Co., 3.88%, 9/10/24	3,154,648
260,000	JPMorgan Chase & Co., Series H, 4.60%(SOFR+313bps), 12/31/99, Callable 2/1/25 @ 100	228,800
500,000	Regions Bank, 6.45%, 6/26/37	595,000
296,000	Wells Fargo & Co., 2.41%(US0003M+83bps), 10/30/25, Callable 10/30/24 @ 100, MTN	292,300
938,000	Wells Fargo & Co., 4.48%(US0003M+4bps), 4/4/31, Callable 4/4/30 @ 100, MTN	1,054,525
290,000	Wells Fargo & Co., Series S, 5.90%(US0003M+311bps), 12/31/49, Callable 6/15/24 @ 100	273,688
1,340,000	Wells Fargo & Co., 5.01%(US0003M+424bps), 4/4/51, Callable 4/4/50 @ 100, MTN	1,661,600

		14,131,121

Beverages (0.5%):
509,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	521,238
523,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	638,777
43,000	PepsiCo, Inc., 2.63%, 3/19/27, Callable 1/19/27 @ 100	44,950
215,000	PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100	227,696
145,000	PepsiCo, Inc., 3.50%, 3/19/40, Callable 9/19/39 @ 100	162,303
215,000	PepsiCo, Inc., 3.63%, 3/19/50, Callable 9/19/49 @ 100	252,686
115,000	PepsiCo, Inc., 3.88%, 3/19/60, Callable 9/19/59 @ 100	143,902

		1,991,552

Building Products (0.1%):
255,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5(b)	226,950

Capital Markets (3.2%):
282,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	305,755
572,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	604,848
706,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	655,698

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$596,000	Goldman Sachs Group, Inc. (The), 2.88%(US0003M+82bps), 10/31/22, Callable 10/31/21 @ 100	$599,137
1,140,000	Goldman Sachs Group, Inc. (The), 3.80%, 3/15/30, Callable 12/15/29 @ 100	1,143,748
194,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	254,944
230,000	Intercontinental Exchange, Inc., 2.75%, 12/1/20, Callable 11/1/20 @ 100	230,575
227,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100	244,997
7,000,000	Morgan Stanley, 3.74%(US0003M+85bps), 4/24/24, Callable 4/24/23 @ 100	7,157,794
632,000	Morgan Stanley, 3.62%(SOFR+312bps), 4/1/31, Callable 4/1/30 @ 100, MTN	656,265
457,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(b)	433,661
500,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(b)	623,296
43,000	State Street Corp., 2.83%(SOFR+269bps), 3/30/23, Callable 3/30/22 @ 100(b)	43,402
40,000	State Street Corp., 2.90%(SOFR+260bps), 3/30/26, Callable 3/30/25 @ 100(b)	40,565
27,000	State Street Corp., 3.15%(SOFR+265bps), 3/30/31, Callable 3/30/30 @ 100(b)	27,454
35,000	US Renal Care, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31(b)	29,050

		13,051,189

Chemicals (0.2%):
110,000	Chemours Co., 7.00%, 5/15/25, Callable 5/15/20 @ 103.5^	91,575
200,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100	155,000
370,000	Platform Specialty Products Corp., 5.88%, 12/1/25, Callable 12/1/20 @ 102.94(b)	362,600
200,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28	190,250
35,000	Valvoline, Inc., 4.25%, 2/15/30, Callable 2/15/25 @ 102.13(b)	32,200
200,000	W R Grace & Co., 5.63%, 10/1/24(b)	197,000

		1,028,625

Commercial Services & Supplies (0.2%):
105,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 5/4/20 @ 103.75^(b)	98,175
180,000	Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5(b)	169,650
470,000	Tempo Finance Corp., 6.75%, 6/1/25, Callable 6/1/20 @ 103.38(b)	435,925

		703,750

Construction & Engineering (0.2%):
200,000	AECOM, 5.88%, 10/15/24, Callable 7/15/24 @ 100	190,000

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Construction & Engineering, continued
$405,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100	$364,500
220,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 7/15/20 @ 106.34(b)	171,600
5,000	Summit Midstream Holdings LLC, 5.50%, 8/15/22, Callable 5/4/20 @ 101.38	1,100
340,000	Summit Midstream Holdings LLC, 5.75%, 4/15/25, Callable 5/4/20 @ 104.31	39,100

		766,300

Consumer Finance (3.1%):
148,000	Ally Financial, Inc., 5.13%, 9/30/24	145,780
470,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100	460,013
534,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	526,781
797,000	Capital One NA, Series B, 2.95%, 7/23/21, Callable 6/23/21 @ 100	789,378
292,000	Capital One NA, 2.15%, 9/6/22, Callable 8/6/22 @ 100	285,386
250,000	Discover Bank, 7.00%, 4/15/20	250,313
644,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	641,036
250,000	Discover Bank, Series B, 4.68%(USSW5+173bps), 8/9/28, Callable 8/9/23 @ 100	257,480
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,022,966
383,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	390,405
457,000	Discover Financial Services, 4.10%, 2/9/27, Callable 11/9/26 @ 100	441,416
240,000	Ford Motor Credit Co. LLC, 5.09%, 1/7/21	234,009
496,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	479,819
504,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	478,472
1,490,000	Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	1,351,432
105,000	General Motors Acceptance Corp., 8.00%, 11/1/31	121,538
747,000	General Motors Financial Co., Inc., 4.20%, 3/1/21, Callable 2/1/21 @ 100	716,162
210,000	Navient Corp., 6.63%, 7/26/21	215,250
30,000	Navient Corp., 7.25%, 1/25/22, MTN	29,175
50,000	Navient Corp., 5.50%, 1/25/23	46,000
275,000	Navient Corp., 7.25%, 9/25/23	270,188
65,000	Navient Corp., 6.13%, 3/25/24, MTN	60,125
415,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/24/21 @ 100	409,877
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	502,428
119,000	Synchrony Financial, 2.85%, 7/25/22, Callable 6/25/22 @ 100	113,329
184,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	181,683
314,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	302,347
663,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	615,434

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$529,000	Synchrony Financial, 5.15%, 3/19/29, Callable 12/19/28 @ 100	$528,802
485,000	Toyota Motor Credit Corp., 2.90%, 3/30/23, MTN	487,948
444,000	Toyota Motor Credit Corp., 3.00%, 4/1/25, MTN	447,148
144,000	Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	145,656

		12,947,776

Containers & Packaging (0.2%):
150,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 5.25%, 8/15/27, Callable 8/15/22 @ 102.63(b)	151,125
150,000	Berry Global Escrow Corp., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(b)	151,315
20,000	Crown Americas LLC, 4.25%, 9/30/26, Callable 3/31/26 @ 100	19,625
80,000	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	82,000
300,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 5/4/20 @ 102.56(b)	296,624
160,000	Reynolds Group Issuer, Inc., 7.00%, 7/15/24, Callable 5/4/20 @ 103.5(b)	162,400
170,000	Silgan Holdings, Inc., 4.75%, 3/15/25, Callable 5/4/20 @ 102.38	163,838

		1,026,927

Diversified Consumer Services (0.3%):
200,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(b)	187,000
290,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(b)	271,150
120,000	Frontdoor, Inc., 6.75%, 8/15/26, Callable 8/15/21 @ 105.06(b)	114,900
690,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/4/20 @ 106.19(b)	686,550
100,000	Service Corp International, 5.13%, 6/1/29, Callable 6/1/24 @ 102.56	101,500

		1,361,100

Diversified Financial Services (0.5%):
91,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	90,622
320,000	Banff Merger Sub, Inc., 9.75%, 9/1/26, Callable 9/1/21 @ 104.88(b)	280,000
165,000	Camelot Finance SA, 4.50%, 11/1/26, Callable 11/1/22 @ 102.25(b)	157,575
280,000	Flex Acquisition Co., Inc., 6.88%, 1/15/25, Callable 5/4/20 @ 103.44(b)	261,800
125,000	Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 7/15/21 @ 103.94(b)	114,375
430,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 5/4/20 @ 101.34	430,000
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(b)	502,499
285,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	281,490

		2,118,361

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services (1.0%):
$481,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	$480,399
867,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100	892,493
42,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	44,475
93,000	AT&T, Inc., 4.10%, 2/15/28, Callable 11/15/27 @ 100	97,528
215,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	228,095
500,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	601,187
300,000	AT&T, Inc., 4.50%, 3/9/48, Callable 9/9/47 @ 100	324,472
125,000	CenturyLink, Inc., 5.63%, 4/1/25, Callable 1/1/25 @ 100	124,375
360,000	CenturyLink, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(b)	360,000
10,000	CenturyLink, Inc., Series G, 6.88%, 1/15/28	10,200
85,000	Front Range BidCo, Inc., 4.00%, 3/1/27, Callable 3/1/21 @ 102(b)	81,600
185,000	Front Range BidCo, Inc., 6.13%, 3/1/28, Callable 3/1/23 @ 103.06(b)	175,750
460,000	Frontier Communications Corp., 8.00%, 4/1/27, Callable 4/1/22 @ 106(b)	453,100
85,000	Verizon Communications, Inc., 3.00%, 3/22/27, Callable 1/22/27 @ 100^	90,738
137,000	Verizon Communications, Inc., 3.15%, 3/22/30, Callable 12/22/29 @ 100	147,458
140,000	Verizon Communications, Inc., 4.00%, 3/22/50, Callable 9/22/49 @ 100	167,699

		4,279,569

Electric Utilities (1.7%):
275,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27, Callable 10/15/22 @ 103.38(b)	258,156
255,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/11/29 @ 100(b)	246,272
50,000	Consolidated Edison, Inc., 3.35%, 4/1/30, Callable 1/1/30 @ 100	51,417
87,000	Consolidated Edison, Inc., 3.95%, 4/1/50, Callable 10/1/49 @ 100	93,472
1,217,000	Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100	1,243,127
163,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	163,615
260,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	249,380
110,000	Exelon Corp., 4.05%, 4/15/30, Callable 1/15/30 @ 100	112,005
49,000	Exelon Corp., 4.70%, 4/15/50, Callable 10/15/49 @ 100	51,058
2,306,000	FirstEnergy, Inc., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	2,296,898
763,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100	757,278
211,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	218,385

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$175,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100^(b)	$170,625
226,344	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(b)	226,344
175,000	NV Energy, Inc., 6.25%, 11/15/20	177,566
600,000	Vistra Operations Co. LLC, 5.50%, 9/1/26, Callable 9/1/21 @ 102.75(b)	618,000
120,000	Vistra Operations Co. LLC, 5.63%, 2/15/27, Callable 2/15/22 @ 102.81(b)	123,750
180,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5(b)	182,700

		7,240,048

Electronic Equipment, Instruments & Components (0.1%):
490,000	TTM Technologies, Inc., 5.63%, 10/1/25, Callable 10/1/20 @ 102.81(b)	412,825

Energy Equipment & Services (0.0%†):
154,000	Weatherford International, Ltd., 11.00%, 12/1/24, Callable 12/1/21 @ 105.5(b)	91,630

Entertainment (0.1%):
310,000	Netflix, Inc., 4.88%, 4/15/28	313,875
100,000	Netflix, Inc., 5.88%, 11/15/28	106,500
30,000	Netflix, Inc., 6.38%, 5/15/29	32,400
30,000	Netflix, Inc., 5.38%, 11/15/29(b)	31,088

		483,863

Equity Real Estate Investment Trusts (4.1%):
267,000	Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30, Callable 9/15/30 @ 100	281,125
152,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100	152,660
454,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	465,686
421,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	423,206
522,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	541,182
489,000	Brandywine Realty Trust, 3.95%, 2/15/23, Callable 11/15/22 @ 100	503,198
514,000	Brixmor Operating Partnership LP, 3.88%, 8/15/22, Callable 6/15/22 @ 100	488,269
788,000	Brixmor Operating Partnership LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	749,566
393,000	Brixmor Operating Partnership LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	396,153
134,000	Camden Property Trust, 2.95%, 12/15/22, Callable 9/15/22 @ 100	133,941
381,000	Corporate Office Properties Trust, 3.70%, 6/15/21, Callable 4/15/21 @ 100	386,211

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$414,000	Corporate Office Properties Trust, 5.00%, 7/1/25, Callable 4/1/25 @ 100	$450,615
205,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	192,700
35,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100	31,500
256,000	Duke Realty LP, 3.88%, 10/15/22, Callable 7/15/22 @ 100	262,463
273,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	275,483
146,000	Duke Realty LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	151,071
500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100	523,181
55,000	Geo Group, Inc. (The), 5.88%, 10/15/24, Callable 5/4/20 @ 102.94	38,500
45,000	HCP, Inc., 3.25%, 7/15/26, Callable 5/15/26 @ 100	44,879
52,000	HCP, Inc., 3.50%, 7/15/29, Callable 4/15/29 @ 100	50,744
102,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	97,087
98,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	87,513
615,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	641,332
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	132,471
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	464,601
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100	332,830
395,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26, Callable 6/1/26 @ 100	339,700
75,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27, Callable 11/1/26 @ 100	65,625
300,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	292,500
820,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	771,911
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100	124,017
281,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	270,580
1,931,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,847,219
435,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	378,952

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	$67,958
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	74,400
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	109,188
458,000	SBA Tower Trust, 2.84%, 1/15/25(b)	439,527
147,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	153,804
161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	164,235
452,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	458,037
387,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100^	376,617
215,000	The Geo Group, Inc., 6.00%, 4/15/26, Callable 4/15/21 @ 103	133,300
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	115,520
199,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	198,230
569,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	505,593
631,000	Ventas Realty LP, 4.75%, 11/15/30, Callable 8/15/30 @ 100	618,380
90,000	Vici Properties, 3.50%, 2/15/25, Callable 2/15/22 @ 101.75(b)	82,350
130,000	Vici Properties, 4.25%, 12/1/26, Callable 12/1/22 @ 102.13(b)	117,000
135,000	Vici Properties, 4.63%, 12/1/29, Callable 12/1/24 @ 102.31(b)	122,850
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	69,056
814,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24 @ 100	820,740
101,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	97,239

		17,112,695

Food & Staples Retailing (0.3%):
98,000	Sysco Corp., 5.65%, 4/1/25, Callable 3/1/25 @ 100	102,099
188,000	Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	198,216
210,000	Sysco Corp., 6.60%, 4/1/40, Callable 10/1/39 @ 100	227,506
210,000	Sysco Corp., 6.60%, 4/1/50, Callable 10/1/49 @ 100	230,603
100,000	US Foods, Inc., 5.88%, 6/15/24, Callable 5/4/20 @ 102.94(b)	91,000
405,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	411,354

		1,260,778

Food Products (0.8%):
62,000	Archer-Daniels-Midland Co., 2.75%, 3/27/25, Callable 2/27/25 @ 100	63,277
104,000	Archer-Daniels-Midland Co., 3.25%, 3/27/30, Callable 12/27/29 @ 100	109,097
88,000	Conagra Brands, Inc., 3.80%, 10/22/21	88,699
60,000	JBS Investments GmbH, 6.25%, 2/5/23, Callable 5/4/20 @ 101.04(b)	59,700

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Food Products, continued
$550,000	JBS USA Finance, Inc., 5.88%, 7/15/24, Callable 5/4/20 @ 102.94(b)	$556,875
1,195,000	JBS USA Finance, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88(b)	1,206,950
83,000	JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38(b)	88,603
490,000	JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(b)	525,525
225,000	JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(b)	232,313
320,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5(b)	326,400
20,000	Post Holding, Inc., 4.63%, 4/15/30, Callable 4/15/25 @ 102.31^(b)	19,150
175,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 3/1/22 @ 102.88(b)	178,500
55,000	Post Holdings, Inc., 5.63%, 1/15/28, Callable 12/1/22 @ 102.81(b)	55,000

		3,510,089

Health Care Equipment & Supplies (0.1%):
249,000	Becton Dickinson & Co., 2.40%, 6/5/20	248,256
190,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	190,000

		438,256

Health Care Providers & Services (2.5%):
385,000	Centene Corp., 4.75%, 1/15/25, Callable 5/4/20 @ 103.56(b)	391,738
550,000	Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13(b)	539,000
630,000	Centene Corp., 4.63%, 12/15/29, Callable 12/15/24 @ 102.31(b)	633,150
360,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69(b)	334,800
280,000	Cigna Corp., 3.75%, 7/15/23, Callable 6/15/23 @ 100	288,268
299,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	316,682
526,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	565,767
260,000	Community Health Systems, Inc., 6.25%, 3/31/23, Callable 5/4/20 @ 103.13	247,000
600,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104(b)	570,000
400,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	415,400
1,076,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100	1,134,551
114,000	CVS Health Corp., 3.63%, 4/1/27, Callable 2/1/27 @ 100	116,449
1,181,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	1,247,616
216,000	CVS Health Corp., 3.75%, 4/1/30, Callable 1/1/30 @ 100	222,928
526,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	564,423
149,000	CVS Health Corp., 4.13%, 4/1/40, Callable 10/1/39 @ 100	151,029

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$43,000	CVS Health Corp., 4.25%, 4/1/50, Callable 10/1/49 @ 100	$44,598
30,000	HCA, Inc., 4.75%, 5/1/23	30,600
410,000	HCA, Inc., 5.38%, 2/1/25	419,225
280,000	MPH Acquisition Holdings, 7.13%, 6/1/24, Callable 5/4/20 @ 105.34(b)	246,400
807,000	Tenet Healthcare Corp., 8.13%, 4/1/22	768,668
360,000	Tenet Healthcare Corp., 7.00%, 8/1/25, Callable 8/1/20 @ 103.5^	313,200
90,000	Tenet Healthcare Corp., 4.88%, 1/1/26, Callable 3/1/22 @ 102.44(b)	85,725
215,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 2/1/22 @ 103.13(b)	209,625
181,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	193,723
407,000	Toledo Hospital (The), 6.02%, 11/15/48	445,498
20,000	Vizient, Inc., 6.25%, 5/15/27, Callable 5/15/22 @ 103.13(b)	19,800

		10,515,863

Hotels, Restaurants & Leisure (0.6%):
125,000	Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	108,125
55,000	Boyd Gaming Corp., 6.00%, 8/15/26, Callable 8/15/21 @ 103	47,300
175,000	Boyd Gaming Corp., 4.75%, 12/1/27, Callable 12/1/22 @ 102.38(b)	144,375
400,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 10/15/20 @ 102.63(b)	288,500
30,000	Eldorado Resorts, Inc., 6.00%, 9/15/26, Callable 9/15/21 @ 104.5	27,150
300,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 4/15/22 @ 103.81(b)	192,000
320,000	Golden Nugget, Inc., 6.75%, 10/15/24, Callable 5/4/20 @ 103.38(b)	198,400
150,000	Hilton Domestic Operating Co., Inc., 5.13%, 5/1/26, Callable 5/1/21 @ 102.56	138,750
37,000	McDonald’s Corp., 3.30%, 7/1/25, Callable 6/1/25 @ 100^	38,176
106,000	McDonald’s Corp., 3.50%, 7/1/27, Callable 5/1/27 @ 100, MTN	110,527
126,000	McDonald’s Corp., 3.60%, 7/1/30, Callable 4/1/30 @ 100^	132,215
65,000	McDonald’s Corp., 4.20%, 4/1/50, Callable 10/1/49 @ 100, MTN	69,907
250,000	MGM Resorts International, 5.75%, 6/15/25, Callable 3/15/25 @ 100^	223,750
180,000	Scientific Games International, Inc., 5.00%, 10/15/25, Callable 10/15/20 @ 103.75(b)	156,600
175,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 10/1/20 @ 102.5(b)	145,688
160,000	Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 105.06(b)	119,600
170,000	Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/26, Callable 4/15/21 @ 102.69(b)	147,900

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$260,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100(b)	$241,800
150,000	Wynn Las Vegas LLC, 5.25%, 5/15/27, Callable 2/15/27 @ 100(b)	133,500
25,000	Yum! Brands, Inc., 7.75%, 4/1/25, Callable 4/1/22 @ 103.88(b)	26,156

		2,690,419

Household Products (0.0%†):
26,000	Kimberly-Clark Corp., 3.10%, 3/26/30, Callable 12/26/29 @ 100	27,704

Independent Power and Renewable Electricity Producers (0.1%):
115,000	Clearway Energy Operating LLC, 5.75%, 10/15/25, Callable 10/15/21 @ 102.88	113,850
45,000	Clearway Energy Operating LLC, 4.75%, 3/15/28, Callable 3/15/23 @ 103.56(b)	41,400
150,000	NRG Energy, Inc., 5.25%, 6/15/29, Callable 6/15/24 @ 102.63(b)	154,500
60,000	Talen Energy Supply LLC, 10.50%, 1/15/26, Callable 1/15/22 @ 105.25^(b)	45,000
35,000	TerraForm Power Operating LLC, 4.25%, 1/31/23, Callable 10/31/22 @ 100(b)	34,650
40,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(b)	41,900

		431,300

Industrial Conglomerates (0.1%):
28,000	3M Co., 2.65%, 4/15/25, Callable 3/15/25 @ 100	29,125
23,000	3M Co., 3.05%, 4/15/30, Callable 1/15/30 @ 100	23,957
28,000	3M Co., 3.70%, 4/15/50, Callable 10/15/49 @ 100	31,414
130,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 9/15/24, Callable 6/15/24 @ 100	119,600
165,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26, Callable 5/15/22 @ 103.13	157,575
235,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27, Callable 11/15/26 @ 100	217,375

		579,046

Insurance (1.8%):
149,000	AFLAC, Inc., 3.60%, 4/1/30, Callable 1/1/30 @ 100	150,913
1,208,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	1,228,096
290,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81(b)	284,200
40,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(b)	40,707
140,000	Liberty Mutual Group, Inc., 4.57%, 2/1/29(b)	153,976
2,184,000	Metropolitan Life Global Funding I, 0.51%(SOFR+50bps), 5/28/21(b)	2,186,167
651,000	Pacific Lifecorp, 5.13%, 1/30/43(b)	821,774
57,000	Progressive Corp. (The), 3.20%, 3/26/30, Callable 12/26/29 @ 100^	61,082

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$165,000	Tiaa Asset Management Finance LLC, 4.13%, 11/1/24(b)	$157,403
463,000	Unum Group, 3.88%, 11/5/25	419,017
349,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	327,004
1,556,000	Unum Group, 5.75%, 8/15/42	1,523,473
280,000	USI, Inc., 6.88%, 5/1/25, Callable 5/4/20 @ 103.44(b)	258,650

		7,612,462

Interactive Media & Services (0.1%):
40,000	Match Group, Inc., 4.13%, 8/1/30, Callable 5/1/25 @ 102.06(b)	36,000
500,000	Rackspace Hosting, Inc., 8.63%, 11/15/24, Callable 5/4/20 @ 106.47(b)	447,500

		483,500

IT Services (0.1%):
45,000	Mastercard, Inc., 3.30%, 3/26/27, Callable 1/26/27 @ 100	48,742
62,000	Mastercard, Inc., 3.35%, 3/26/30, Callable 12/26/29 @ 100	67,905
53,000	Mastercard, Inc., 3.85%, 3/26/50, Callable 9/26/49 @ 100	62,424
45,000	Refinitiv US Holdings, Inc., 8.25%, 11/15/26, Callable 11/15/21 @ 104.13(b)	47,475

		226,546

Leisure Products (0.1%):
137,000	Hasbro, Inc., 2.60%, 11/19/22	135,188
311,000	Hasbro, Inc., 3.00%, 11/19/24, Callable 10/19/24 @ 100	295,286
30,000	Mattel, Inc., 6.75%, 12/31/25, Callable 12/31/20 @ 105.06(b)	30,600
5,000	Mattel, Inc., 5.88%, 12/15/27, Callable 12/15/22 @ 104.41(b)	5,100

		466,174

Life Sciences Tools & Services (0.2%):
145,000	Charles River Laboratories International, Inc., 5.50%, 4/1/26, Callable 4/1/21 @ 104.13(b)	147,900
20,000	Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 5/1/23 @ 102.13(b)	19,400
300,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(b)	305,999
225,000	IQVIA, Inc., 5.00%, 5/15/27, Callable 5/15/22 @ 102.5(b)	230,063
194,000	Thermo Fisher Scientific, Inc., 4.13%, 3/25/25, Callable 2/25/25 @ 100	206,817
102,000	Thermo Fisher Scientific, Inc., 4.50%, 3/25/30, Callable 12/25/29 @ 100	114,590

		1,024,769

Machinery (0.1%):
56,000	Deere & Co., 2.75%, 4/15/25, Callable 3/15/25 @ 100	57,936
148,000	Deere & Co., 3.10%, 4/15/30, Callable 1/15/30 @ 100	155,344
46,000	Deere & Co., 3.75%, 4/15/50, Callable 10/15/49 @ 100	52,116

		265,396

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Media (2.4%):
$230,000	CCO Holdings LLC, 5.75%, 2/15/26, Callable 2/15/21 @ 102.88(b)	$233,450
80,000	CCO Holdings LLC, 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(b)	80,000
700,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94(b)	717,500
105,000	CCO Holdings LLC, 5.00%, 2/1/28, Callable 8/1/22 @ 102.5(b)	105,000
395,000	CCO Holdings LLC, 4.75%, 3/1/30, Callable 9/1/24 @ 102.38(b)	393,025
95,000	CCO Holdings LLC, 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(b)	92,863
37,000	Comcast Corp., 3.10%, 4/1/25, Callable 3/1/25 @ 100	39,397
100,000	Comcast Corp., 3.30%, 4/1/27, Callable 2/1/27 @ 100	105,998
103,000	Comcast Corp., 3.40%, 4/1/30, Callable 1/1/30 @ 100	110,359
36,000	Comcast Corp., 3.75%, 4/1/40, Callable 10/1/39 @ 100	39,392
10,000	CSC Holdings LLC, 10.88%, 10/15/25, Callable 10/15/20 @ 105.44(b)	10,775
160,000	CSC Holdings LLC, 7.50%, 4/1/28, Callable 4/1/23 @ 103.75(b)	168,800
440,000	CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(b)	440,000
140,000	DISH DBS Corp., 5.88%, 11/15/24	135,100
157,000	DISH Network Corp., 2.38%, 3/15/24	126,778
410,000	DISH Network Corp., 3.38%, 8/15/26	329,908
59,000	Fox Corp., 3.67%, 1/25/22	60,399
103,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	107,216
149,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	162,712
147,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100	171,502
98,000	Fox Corp., 5.58%, 1/25/49, Callable 7/25/48 @ 100	117,795
750,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31(b)	783,750
580,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25, Callable 4/14/20 @ 103.31(b)	485,750
300,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/4/20 @ 101.54(b)	298,500
105,000	Sirius XM Radio, Inc., 4.63%, 7/15/24, Callable 7/15/21 @ 102.31(b)	106,050
135,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(b)	137,531
105,000	Sirius XM Radio, Inc., 5.00%, 8/1/27, Callable 8/1/22 @ 102.5(b)	105,788
45,000	Sirius XM Radio, Inc., 5.50%, 7/1/29, Callable 7/1/24 @ 102.75(b)	45,900
930,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	932,631
359,000	Time Warner Cable, Inc., 6.55%, 5/1/37	421,542

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$418,000	Time Warner Cable, Inc., 7.30%, 7/1/38	$514,009
2,240,000	Time Warner Cable, Inc., 6.75%, 6/15/39	2,553,854
103,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	108,519

		10,241,793

Metals & Mining (0.0%†):
125,000	Allegheny Technologies, Inc., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	104,063
40,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	38,650

		142,713

Mortgage Real Estate Investment Trusts (0.0%†):
65,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	57,200

Multiline Retail (0.0%†):
103,000	Target Corp., 2.25%, 4/15/25, Callable 3/15/25 @ 100	104,889
90,000	Target Corp., 2.65%, 9/15/30, Callable 6/15/30 @ 100	94,370

		199,259

Multi-Utilities (0.2%):
62,000	Berkshire Hathaway Energy Co., 3.70%, 7/15/30, Callable 4/15/30 @ 100(b)	65,699
35,000	Berkshire Hathaway Energy Co., 4.25%, 10/15/50, Callable 4/15/50 @ 100(b)	39,227
49,000	Puget Energy, Inc., 6.00%, 9/1/21	50,253
506,000	Sempra Energy, 6.00%, 10/15/39	586,888

		742,067

Oil, Gas & Consumable Fuels (4.0%):
745,000	Cheniere Energy Partners LP, 5.25%, 10/1/25, Callable 10/1/20 @ 102.63	685,399
175,000	Cheniere Energy Partners LP, 5.63%, 10/1/26, Callable 10/1/21 @ 102.81	161,000
120,000	Chesapeake Energy Corp., 7.00%, 10/1/24, Callable 4/1/21 @ 103.5	9,000
234,000	Chesapeake Energy Corp., 8.00%, 1/15/25, Callable 5/4/20 @ 106	15,210
310,000	Chesapeake Energy Corp., 8.00%, 6/15/27, Callable 6/15/22 @ 104	21,700
361,000	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 5.13%, 4/1/25, Callable 3/1/25 @ 100(b)	371,841
75,000	Citgo Holding, Inc., 9.25%, 8/1/24, Callable 8/1/21 @ 104.63(b)	61,125
320,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 5/4/20 @ 101.56(b)	288,000
434,000	Columbia Pipeline Group, 3.30%, 6/1/20, Callable 5/4/20 @ 100	432,923
197,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	194,206
245,000	Comstock Resources, Inc., 9.75%, 8/15/26, Callable 8/15/21 @ 107.31	170,275

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$290,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/1/23, Callable 4/20/20 @ 101.56	$163,850
160,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.75%, 4/1/25, Callable 5/4/20 @ 104.31	92,400
185,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 5/1/27, Callable 5/1/22 @ 102.81(b)	100,825
230,000	CVR Energy, Inc., 5.25%, 2/15/25, Callable 2/15/22 @ 102.63(b)	175,950
25,000	CVR Energy, Inc., 5.75%, 2/15/28, Callable 2/15/23 @ 102.88(b)	18,688
163,000	DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	128,770
200,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	135,000
215,000	DCP Midstream Operating LP, 5.13%, 5/15/29, Callable 2/15/29 @ 100	134,375
750,000	DCP Midstream Operating LP, 5.85%(US0003M+385bps), 5/21/43, Callable 5/21/23 @ 100(b)	330,000
185,000	DCP Midstream Operating LP, 5.60%, 4/1/44, Callable 10/1/43 @ 100	81,400
455,000	Denbury Resources, Inc., 9.25%, 3/31/22, Callable 5/4/20 @ 104.63(b)	91,000
245,000	Denbury Resources, Inc., 7.75%, 2/15/24, Callable 8/15/20 @ 103.88(b)	34,300
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	75,020
81,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	73,508
103,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	91,670
167,000	Energy Transfer Operating LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	141,324
161,000	Energy Transfer Operating LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	124,976
115,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	97,031
360,000	Energy Transfer Operating LP, 5.00%, 5/15/50, Callable 11/15/49 @ 100	280,800
103,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	89,610
350,000	Energy Transfer Partners LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	287,000

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$195,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	$157,219
127,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	100,489
990,000	Exxon Mobil Corp., 3.48%, 3/19/30, Callable 12/19/29 @ 100	1,086,967
60,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27, Callable 8/1/22 @ 103.5	45,000
61,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100^	44,225
109,000	Hess Corp., 7.30%, 8/15/31	89,653
78,000	Hess Corp., 7.13%, 3/15/33	62,985
107,000	Hess Corp., 5.60%, 2/15/41	73,563
302,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	197,810
285,000	Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 2/15/21 @ 104.22(b)	196,650
170,000	Hess Midstream Operations LP, 5.13%, 6/15/28, Callable 6/15/23 @ 102.56(b)	117,300
165,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 5/4/20 @ 102.5(b)	76,725
250,000	Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 2/1/28, Callable 2/1/23 @ 103.75(b)	207,500
295,000	Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/15/20 @ 105.44(b)	11,800
150,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	147,612
63,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	60,401
712,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	649,431
198,000	Kinder Morgan, Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	204,519
167,000	Kinder Morgan, Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	159,665
119,000	MPLX LP, 1.90%(US0003M+90bps), 9/9/21, Callable 9/9/20 @ 100	119,149
179,000	MPLX LP, 2.10%(US0003M+110bps), 9/9/22, Callable 9/9/20 @ 100	179,448
172,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	150,930
242,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	200,558
95,000	MPLX LP, 4.80%, 2/15/29, Callable 11/15/28 @ 100	83,363
285,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	240,825
222,000	Occidental Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100	185,925
119,000	Occidental Petroleum Corp., 2.60%, 8/13/21	93,415
106,000	Occidental Petroleum Corp., 2.70%, 8/15/22	75,525

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$349,000	Occidental Petroleum Corp., 2.90%, 8/15/24, Callable 7/15/24 @ 100	$192,386
609,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	318,203
47,000	Occidental Petroleum Corp., 3.20%, 8/15/26, Callable 6/15/26 @ 100	22,560
147,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100^	69,458
787,000	Occidental Petroleum Corp., 7.50%, 5/1/31	423,012
422,000	Occidental Petroleum Corp., 6.45%, 9/15/36	201,505
22,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	9,295
712,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	373,800
22,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	9,515
70,000	Parsley Energy LLC, 5.38%, 1/15/25, Callable 5/4/20 @ 104.03(b)	53,200
95,000	Parsley Energy LLC, 5.25%, 8/15/25, Callable 8/15/20 @ 103.94(b)	71,250
110,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	90,888
95,000	Plains All Amer Pipeline, 3.55%, 12/15/29, Callable 9/15/29 @ 100	66,975
162,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 3/1/22, Callable 12/1/21 @ 100	155,358
200,162	Sanchez Energy Corp., 5/11/20	190,154
47,000	Sanchez Energy Corp., 7.25%, 5/11/20	47,000
408,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 4/14/20 @ 103.63^(b)	61,200
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(b)	383,380
958,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	756,819
55,000	Sunoco LP/Sunoco Finance Corp., 4.88%, 1/15/23, Callable 5/4/20 @ 102.44	52,800
215,000	Sunoco LP/Sunoco Finance Corp., 5.50%, 2/15/26, Callable 2/15/21 @ 102.75	184,900
5,000	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27, Callable 4/15/22 @ 103	4,300
95,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28, Callable 3/15/23 @ 102.94	77,900
195,000	Targa Resources Partners LP, 5.13%, 2/1/25, Callable 5/4/20 @ 103.84	161,850
195,000	Targa Resources Partners LP, 5.88%, 4/15/26, Callable 4/15/21 @ 104.41	160,875
195,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69	160,875

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$200,000	Viper Energy Partners, LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69(b)	$167,000
62,000	Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100	31,465
192,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	99,600
900,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	427,499
101,000	Western Gas Partners LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	47,470
271,000	Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100	245,933
357,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	345,398
242,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	223,850
426,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	387,127

		16,451,628

Pharmaceuticals (0.2%):
200,000	Bayer US Finance II LLC, 4.25%, 12/15/25, Callable 10/15/25 @ 100(b)	206,108
175,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44(b)	161,000
87,000	Elanco Animal Health, Inc., 3.91%, 8/27/21	86,032
275,000	Elanco Animal Health, Inc., 4.27%, 8/28/23, Callable 7/28/23 @ 100	278,893
116,000	Elanco Animal Health, Inc., 4.90%, 8/28/28, Callable 5/28/28 @ 100	122,670

		854,703

Professional Services (0.0%†):
60,000	Asgn, Inc., 4.63%, 5/15/28, Callable 5/15/23 @ 102.31(b)	55,800
150,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22, Callable 5/4/20 @ 100(b)	139,500

		195,300

Real Estate Management & Development (0.1%):
300,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 5/4/20 @ 104.03(b)	288,000

Road & Rail (0.0%†):
88,000	CSX Corp., 3.80%, 4/15/50, Callable 10/15/49 @ 100	92,457

Semiconductors & Semiconductor Equipment (0.2%):
126,000	NVIDIA Corp., 2.85%, 4/1/30, Callable 1/1/30 @ 100	131,020
136,000	NVIDIA Corp., 3.50%, 4/1/40, Callable 10/1/39 @ 100	143,330
272,000	NVIDIA Corp., 3.50%, 4/1/50, Callable 10/1/49 @ 100	291,753
53,000	NVIDIA Corp., 3.70%, 4/1/60, Callable 10/1/59 @ 100	58,760
140,000	Qorvo, Inc., 5.50%, 7/15/26, Callable 7/15/21 @ 102.75	146,300

		771,163

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Software (1.2%):
$245,000	CDK Global, Inc., 5.88%, 6/15/26, Callable 6/15/21 @ 102.94	$257,250
35,000	CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63(b)	34,825
195,000	Fair Isaac Corp., 5.25%, 5/15/26, Callable 2/15/26 @ 100(b)	195,488
140,000	Nuance Communications, Inc., 5.63%, 12/15/26, Callable 12/15/21 @ 102.81	135,800
425,000	Oracle Corp., 2.50%, 4/1/25, Callable 3/1/25 @ 100	429,457
425,000	Oracle Corp., 2.80%, 4/1/27, Callable 2/1/27 @ 100	431,282
400,000	Oracle Corp., 2.95%, 4/1/30, Callable 1/1/30 @ 100	404,175
430,000	Oracle Corp., 3.60%, 4/1/40, Callable 10/1/39 @ 100	430,294
430,000	Oracle Corp., 3.60%, 4/1/50, Callable 10/1/49 @ 100	428,811
400,000	Oracle Corp., 3.85%, 4/1/60, Callable 10/1/59 @ 100	402,588
430,000	Solera LLC, 10.50%, 3/1/24, Callable 5/4/20 @ 105.25(b)	421,400
437,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 5/4/20 @ 102.25(b)	437,000
270,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 3/30/22 @ 104.13(b)	281,475
645,000	Symantec Corp., 5.00%, 4/15/25, Callable 4/15/20 @ 102.5(b)	651,449

		4,941,294

Specialty Retail (0.7%):
72,000	AutoZone, Inc., 3.63%, 4/15/25, Callable 3/15/25 @ 100	73,087
333,000	AutoZone, Inc., 4.00%, 4/15/30, Callable 1/15/30 @ 100	339,920
47,000	Home Depot, Inc. (The), 2.50%, 4/15/27, Callable 2/15/27 @ 100	47,856
169,000	Home Depot, Inc. (The), 2.70%, 4/15/30, Callable 1/15/30 @ 100	169,155
211,000	Home Depot, Inc. (The), 3.30%, 4/15/40, Callable 10/15/39 @ 100	215,826
158,000	Home Depot, Inc. (The), 3.35%, 4/15/50, Callable 10/15/49 @ 100	158,440
99,000	Lowe’s Cos., Inc., 4.00%, 4/15/25, Callable 3/15/25 @ 100	104,698
240,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100	261,713
153,000	Lowe’s Cos., Inc., 5.00%, 4/15/40, Callable 10/15/39 @ 100	174,432
180,000	Lowe’s Cos., Inc., 5.13%, 4/15/50, Callable 10/15/49 @ 100	210,443
74,000	O’Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	76,421
118,000	TJX Cos., Inc. (The), 3.50%, 4/15/25, Callable 3/15/25 @ 100	120,644
274,000	TJX Cos., Inc. (The), 3.75%, 4/15/27, Callable 2/15/27 @ 100	280,662
508,000	TJX Cos., Inc. (The), 3.88%, 4/15/30, Callable 1/15/30 @ 100	524,896
205,000	TJX Cos., Inc. (The), 4.50%, 4/15/50, Callable 10/15/49 @ 100	220,749

		2,978,942

Principal Amount		Fair Value
Corporate Bonds, continued
Technology Hardware, Storage & Peripherals (0.1%):
$400,000	Dell International LLC/EMC Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100(b)	$409,245
129,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(b)	133,936

		543,181

Textiles, Apparel & Luxury Goods (0.2%):
44,000	Nike, Inc., 2.40%, 3/27/25, Callable 2/27/25 @ 100	45,811
99,000	Nike, Inc., 2.75%, 3/27/27, Callable 1/27/27 @ 100	103,382
292,000	Nike, Inc., 2.85%, 3/27/30, Callable 12/27/29 @ 100	306,279
151,000	Nike, Inc., 3.25%, 3/27/40, Callable 9/27/39 @ 100	156,991
119,000	Nike, Inc., 3.38%, 3/27/50, Callable 9/27/49 @ 100	129,164
190,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 4/1/26, Callable 4/1/21 @ 105.16	118,750
65,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16	40,625
130,000	William Carter Co., 5.63%, 3/15/27, Callable 3/15/22 @ 102.81(b)	125,125

		1,026,127

Thrifts & Mortgage Finance (0.0%†):
160,000	Quicken Loans, Inc., 5.25%, 1/15/28, Callable 1/15/23 @ 102.63(b)	157,850

Tobacco (1.1%):
317,000	Altria Group, Inc., 4.00%, 1/31/24	324,604
453,000	Altria Group, Inc., 4.80%, 2/14/29, Callable 11/14/28 @ 100	471,082
452,000	Altria Group, Inc., 4.25%, 8/9/42	437,283
302,000	Altria Group, Inc., 4.50%, 5/2/43	292,596
520,000	Altria Group, Inc., 5.38%, 1/31/44	576,007
470,000	Altria Group, Inc., 3.88%, 9/16/46, Callable 3/16/46 @ 100	411,423
300,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	347,634
140,000	Reynolds American, Inc., 3.25%, 6/12/20	139,346
478,000	Reynolds American, Inc., 4.00%, 6/12/22	484,464
346,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	346,796
179,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	186,420
600,000	Reynolds American, Inc., 7.25%, 6/15/37	703,971

		4,721,626

Trading Companies & Distributors (0.3%):
385,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%(US0003M+430bps), 6/15/45, Callable 6/15/25 @ 100(b)	268,621
297,000	Air Lease Corp., 3.88%, 4/1/21, Callable 3/1/21 @ 100	268,785
348,000	Air Lease Corp., 3.38%, 6/1/21	313,200
98,000	Air Lease Corp., 2.25%, 1/15/23	82,810

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Trading Companies & Distributors, continued
$82,000	Air Lease Corp., 3.00%, 9/15/23, Callable 7/15/23 @ 100	$69,700
467,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	401,620

		1,404,736

Wireless Telecommunication Services (0.6%):
495,000	Sprint Communications, Inc., 6.00%, 11/15/22	512,325
250,000	Sprint Communications, Inc., 6.88%, 11/15/28	285,000
405,000	Sprint Corp., 7.88%, 9/15/23	444,488
180,000	Sprint Corp., 7.13%, 6/15/24	195,750
475,000	T-Mobile USA, Inc., 6.38%, 3/1/25, Callable 4/14/20 @ 103.19	484,500
330,000	T-Mobile USA, Inc., 6.50%, 1/15/26, Callable 1/15/21 @ 103.25	345,675
90,000	T-Mobile USA, Inc., 4.50%, 2/1/26, Callable 2/1/21 @ 102.25	90,450
65,000	T-Mobile USA, Inc., 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	67,356

		2,425,544

Total Corporate Bonds (Cost $164,790,354)		157,955,529

Yankee Dollars (12.4%):
Aerospace & Defense (0.2%):
126,000	Avolon Holdings Funding, Ltd., 3.63%, 5/1/22, Callable 4/1/22 @ 100(b)	112,436
305,000	Avolon Holdings Funding, Ltd., 5.25%, 5/15/24, Callable 4/15/24 @ 100(b)	245,525
167,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24, Callable 6/1/24 @ 100(b)	134,018
204,000	Avolon Holdings Funding, Ltd., 4.38%, 5/1/26, Callable 3/1/26 @ 100(b)	160,905
215,000	Bombardier, Inc., 6.00%, 10/15/22, Callable 5/4/20 @ 100(b)	161,250
320,000	Bombardier, Inc., 6.13%, 1/15/23(b)	225,600
80,000	Bombardier, Inc., 7.50%, 12/1/24, Callable 12/1/20 @ 105.63(b)	55,600

		1,095,334

Banks (2.4%):
642,000	Barclays plc, 3.25%, 1/12/21	649,787
874,000	Barclays plc, 4.38%, 1/12/26	893,027
580,000	Barclays plc, 5.09%(US0003M+305bps), 6/20/30, Callable 6/20/29 @ 100	520,185
210,000	Barclays plc, 7.88%(USSW5+677bps), 12/31/99, Callable 3/15/22 @ 100	193,725
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(b)	188,000
791,000	Cooperatieve Rabobank UA, 4.38%, 8/4/25	791,225
205,000	HSBC Holdings plc, 4.25%, 3/14/24	204,768
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(b)	204,500
1,180,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(b)	1,188,850
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(b)	203,132

Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$3,808,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	$3,926,043
826,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	845,616
347,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	358,235
454,000	UniCredit SpA, 6.57%, 1/14/22(b)	460,800
289,000	Westpac Banking Corp., 4.11%(H15T5Y+200bps), 7/24/34, Callable 7/24/29 @ 100	278,885

		10,906,778

Beverages (0.0%†):
125,000	Cott Corp., 5.50%, 4/1/25, Callable 4/14/20 @ 104.13(b)	119,688

Capital Markets (2.0%):
788,000	Credit Suisse Group AG, 2.59%(SOFR+156bps), 9/11/25, Callable 9/11/24 @ 100(b)	750,752
602,000	Credit Suisse Group AG, 4.19%(SOFR+373bps), 4/1/31, Callable 4/1/30 @ 100(b)	616,005
1,000,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	1,013,156
1,175,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	1,199,892
720,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	719,471
742,000	Deutsche Bank AG, 5.00%, 2/14/22	727,412
1,284,000	Deutsche Bank AG, 3.30%, 11/16/22	1,261,529
1,462,000	Deutsche Bank AG, 4.50%, 4/1/25	1,226,978
733,000	UBS Group AG, 4.13%, 9/24/25(b)	776,512

		8,291,707

Chemicals (0.1%):
265,000	Nufarm Australia, Ltd., 5.75%, 4/30/26, Callable 4/30/21 @ 102.88(b)	228,234
75,000	OCI NV, 6.63%, 4/15/23, Callable 5/4/20 @ 103.31(b)	71,250

		299,484

Containers & Packaging (0.2%):
340,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25, Callable 4/14/20 @ 104.5(b)	340,000
255,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(b)	251,813
45,000	Trivium Packaging Finance BV, 8.50%, 8/15/27, Callable 8/15/22 @ 104.25(b)	45,225

		637,038

Diversified Consumer Services (0.1%):
325,000	GEMS MENASA Cayman, Ltd., 7.13%, 7/31/26, Callable 7/31/22 @ 103.56(b)	270,563

Diversified Financial Services (1.3%):
705,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(b)	685,612
200,000	Altice Financing SA, 5.00%, 1/15/28, Callable 1/15/23 @ 102.5(b)	179,000

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services, continued
$556,000	C&W Senior Financing Dac, 7.50%, 10/15/26, Callable 10/15/21 @ 103.75(b)	$494,145
670,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 9/15/22 @ 103.44(b)	576,200
115,000	Intelsat Connect Finance SA, 9.50%, 2/15/23, Callable 8/15/20 @ 107.13(b)	40,825
165,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38(b)	103,950
160,000	Intelsat Jackson Holdings SA, 9.75%, 7/15/25, Callable 7/15/21 @ 104.88(b)	100,000
435,000	Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/25, Callable 5/4/20 @ 103.75^(b)	400,744
83,000	Park Aerospace Holdings, 4.50%, 3/15/23, Callable 2/15/23 @ 100(b)	68,890
2,052,000	Park Aerospace Holdings, 5.50%, 2/15/24(b)	1,705,725
200,000	Telenet Finance Lux Note, 5.50%, 3/1/28, Callable 12/1/22 @ 102.75(b)	191,750

		4,546,841

Diversified Telecommunication Services (0.4%):
585,000	Altice France SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(b)	584,268
325,000	Altice France SA, 8.13%, 2/1/27, Callable 2/1/22 @ 106.09(b)	338,813
470,000	Altice France SA, 6.00%, 2/15/28, Callable 2/15/23 @ 103(b)	413,449
40,000	Sable International Finance, Ltd., 5.75%, 9/7/27, Callable 9/7/22 @ 102.88(b)	36,000
45,000	Telecom Italia Capital, 6.38%, 11/15/33	44,663
220,000	Telecom Italia SpA, 5.30%, 5/30/24(b)	220,000
80,000	Telecom Italia SpA, 6.00%, 9/30/34	79,400

		1,716,593

Hotels, Restaurants & Leisure (0.0%†):
175,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13(b)	175,438
130,000	Stars Group Holdings BV, 7.00%, 7/15/26, Callable 7/15/21 @ 103.5(b)	121,225
130,000	Wynn Macau, Ltd., 5.50%, 10/1/27, Callable 10/1/22 @ 102.75(b)	114,400

		411,063

Insurance (0.1%):
465,000	AIA Group, Ltd., 3.38%, 4/7/30, Callable 1/7/30 @ 100(b)	467,030
200,000	Swiss Re Finance Luxembourg SA, 5.00%(H15T5Y+358bps), 4/2/49, Callable 4/2/29 @ 100(b)	203,000

		670,030

Machinery (0.0%†):
107,000	Ingersoll-Rand Lux Financial Holding, 2.63%, 5/1/20	106,908

Principal Amount		Fair Value
Yankee Dollars, continued
Media (0.1%):
$250,000	Ziggo BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(b)	$250,000
120,000	Ziggo BV, 5.13%, 2/28/30, Callable 2/15/25 @ 102.56(b)	115,650

		365,650

Metals & Mining (0.2%):
400,000	BHP Billiton Finance USA, Ltd., 6.25%(USSW5+497bps), 10/19/75, Callable 10/19/20 @ 100(b)	391,500
681,000	BHP Billiton Finance USA, Ltd., 6.75%(USSW5+509bps), 10/19/75, Callable 10/20/25 @ 100(b)	709,943
235,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 5/4/20 @ 101.81(b)	210,325
5,000	FMG Resources Pty, Ltd., 4.50%, 9/15/27, Callable 6/15/27 @ 100(b)	4,450

		1,316,218

Multi-Utilities (0.1%):
355,000	InterGen NV, 7.00%, 6/30/23, Callable 5/4/20 @ 102.33(b)	313,731

Oil, Gas & Consumable Fuels (2.6%):
309,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	259,366
619,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100^	296,543
115,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 5/15/21 @ 103.38(b)	94,013
205,000	eG Global Finance plc, 8.50%, 10/30/25, Callable 10/30/21 @ 104.25(b)	182,450
223,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	219,201
218,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	195,191
340,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 5/4/20 @ 102.29(b)	312,800
93,000	Meg Energy Corp., 7.00%, 3/31/24, Callable 5/4/20 @ 102.33(b)	42,315
145,000	Meg Energy Corp., 7.13%, 2/1/27, Callable 2/1/23 @ 103.56(b)	67,425
163,000	Petrobras Global Finance BV, 5.09%, 1/15/30(b)	145,478
2,677,000	Petrobras Global Finance BV, 7.25%, 3/17/44	2,676,999
810,000	Petroleos Mexicanos, 4.50%, 1/23/26	588,543
1,700,000	Petroleos Mexicanos, 6.50%, 3/13/27	1,256,983
1,505,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100(b)	1,060,036
230,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100(b)	159,754
2,762,000	Petroleos Mexicanos, 6.75%, 9/21/47	1,797,659
2,070,000	Petroleos Mexicanos, 7.69%, 1/23/50, Callable 7/23/49 @ 100(b)	1,426,431
502,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100(b)	343,125

		11,124,312

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals (0.9%):
$1,489,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	$1,487,143
405,000	Bausch Health Cos., Inc., 7.00%, 3/15/24, Callable 5/4/20 @ 103.5(b)	413,100
45,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 11/1/20 @ 102.75(b)	45,225
685,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100	678,739
337,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	342,564
126,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	119,700
191,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23	175,720
202,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 5/4/20 @ 103.06(b)	200,485

		3,462,676

Software (0.0%†):
95,000	Open Text Corp., 3.88%, 2/15/28, Callable 2/15/23 @ 101.94(b)	89,656

Sovereign Bond (0.5%):
1,344,000	Dominican Republic, 5.50%, 1/27/25(b)	1,263,360
250,000	Dominican Republic, 6.00%, 7/19/28(b)	235,000
1,500,000	Republic of Argentina, 5.88%, 1/11/28	380,625

		1,878,985

Thrifts & Mortgage Finance (0.1%):
200,000	Corp. Nacional del Cobre de Chile, 3.63%, 8/1/27, Callable 5/1/27 @ 100(b)	191,581
200,000	Corp. Nacional del Cobre de Chile, 4.50%, 8/1/47, Callable 2/1/47 @ 100(b)	188,548

		380,129

Tobacco (0.3%):
690,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(b)	689,709
690,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100(b)	671,533

		1,361,242

Trading Companies & Distributors (0.4%):
245,000	Aercap Holdings NV, 5.87%(H15T5Y+454bps), 10/10/79, Callable 10/10/24 @ 100	170,888
240,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 12/16/21, Callable 11/16/21 @ 100	215,415
412,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	362,829
463,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, 8/14/24, Callable 7/14/24 @ 100	372,339
251,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	196,744
405,000	Fly Leasing, Ltd., 5.25%, 10/15/24, Callable 10/15/20 @ 102.63	338,681

		1,656,896

Principal Amount		Fair Value
Yankee Dollars, continued
Wireless Telecommunication Services (0.4%):
$330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(b)	$317,625
85,000	Millicom International Cellular SA, 6.00%, 3/15/25, Callable 4/14/20 @ 103(b)	78,200
575,000	Millicom International Cellular SA, 6.63%, 10/15/26, Callable 10/15/21 @ 104.97(b)	544,094
700,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(b)	637,875

		1,577,794

Total Yankee Dollars (Cost $59,446,704)		52,599,316

Municipal Bonds (1.5%):
California (0.3%):
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	14,090
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	694,190
400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	617,564

		1,325,844

Illinois (1.1%):
35,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.63%, 1/1/22	35,998
105,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.43%, 1/1/42	109,823
310,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series C1, 7.78%, 1/1/35	406,953
315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	329,821
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	455,762
1,935,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,153,190
420,000	Illinois State, Build America Bonds, GO, 4.00%, 12/1/20	418,769
295,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	284,675
109,091	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	109,499
88,000	Illinois State, Build America Bonds, GO, 6.20%, 7/1/21	89,236

		4,393,726

New Jersey (0.1%):
504,000	New Jersey Economic Development Authority Revenue, Build America Bonds, GO, 7.43%, 2/15/29	592,397

Total Municipal Bonds (Cost $6,141,959)		6,311,967

U.S. Government Agency Mortgages (21.8%):
Federal Home Loan Mortgage Corporation (5.6%)
51,035	2.50%, 6/1/31, Pool #G18604	53,693
76,262	2.50%, 7/1/31, Pool #V61246	79,714
131,883	2.50%, 8/1/31, Pool #V61273	137,516
519,335	3.50%, 3/1/32, Pool #C91403	550,794
1,391,018	3.50%, 7/1/32, Pool #C91467	1,475,388
17,051	2.50%, 8/1/32, Pool #G18654	17,857
17,739	2.50%, 11/1/32, Pool #G18665	18,577
517,943	2.50%, 12/1/32, Pool #G18669	542,412
85,974	2.50%, 3/1/33, Pool #G18680	89,173
58,236	3.00%, 4/1/33, Pool #K90336	62,182

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$31,358	2.50%, 4/1/33, Pool #G18683	$32,525
237,245	3.00%, 4/1/33, Pool #G18684	252,165
19,066	2.50%, 5/1/33, Pool #G18687	19,955
120,319	3.00%, 6/1/33, Pool #K90806	128,468
79,758	3.00%, 6/1/33, Pool #K90684	85,153
143,618	3.00%, 6/1/33, Pool #K90632	153,340
61,548	3.00%, 6/1/33, Pool #C91709	65,724
232,985	4.00%, 6/1/33, Pool #G30718	253,866
349,722	2.50%, 7/1/33, Pool #G16661	364,250
278,831	3.00%, 7/1/33, Pool #C91714	297,735
513,661	3.50%, 11/1/33, Pool #G16677	545,983
510,912	3.50%, 2/1/34, Pool #G16752	541,100
80,995	3.00%, 4/1/34, Pool #G16829	85,879
593,121	3.50%, 10/1/34, Pool #C91793	632,325
1,154,343	4.00%, 5/1/37, Pool #C91938	1,270,126
1,576,983	5.00%, 2/1/38, Pool #G60365	1,775,293
82,282	3.50%, 4/1/40, Pool #V81744	89,378
103,499	3.50%, 5/1/40, Pool #V81750	112,459
173,352	3.50%, 6/1/40, Pool #V81792	188,264
75,652	3.50%, 8/1/40, Pool #V81886	82,170
63,230	3.50%, 9/1/40, Pool #V81958	68,632
666,622	4.00%, 1/1/41, Pool #A96413	733,668
64,104	4.50%, 1/1/41, Pool #A96051	70,208
552,321	4.00%, 2/1/41, Pool #A96807	607,978
63,540	4.50%, 3/1/41, Pool #A97673	69,061
105,479	4.50%, 4/1/41, Pool #A97942	114,628
302,420	5.00%, 6/1/41, Pool #G06596	342,497
1,374,616	4.50%, 1/1/42, Pool #G60517	1,490,528
45,555	3.50%, 8/1/42, Pool #Q10164	48,957
43,939	3.50%, 8/1/42, Pool #Q10392	47,246
50,278	4.00%, 11/1/42, Pool #Q13121	54,759
133,761	3.00%, 12/1/42, Pool #C04320	142,850
442,612	3.50%, 4/1/43, Pool #Q17209	472,945
517,498	3.50%, 4/1/43, Pool #G07921	557,730
82,308	4.00%, 5/1/43, Pool #Q18481	90,823
44,425	4.00%, 7/1/43, Pool #Q19597	49,044
49,699	4.00%, 10/1/43, Pool #Q22499	54,844
583,182	3.00%, 10/1/43, Pool #G08553	626,964
96,256	4.00%, 1/1/44, Pool #V80950	103,234
159,350	3.50%, 1/1/44, Pool #G60271	177,268
321,705	3.50%, 1/1/44, Pool #G07922	350,366
295,768	4.00%, 1/1/45, Pool #Q30720	323,182
211,771	4.00%, 2/1/45, Pool #G07949	230,691
58,039	3.50%, 3/1/45, Pool #Q31974	63,080
48,985	3.50%, 3/1/45, Pool #Q32328	53,219
105,083	3.50%, 3/1/45, Pool #Q32008	114,140
35,704	3.00%, 5/1/45, Pool #Q33468	37,969
287,162	3.50%, 5/1/45, Pool #Q33547	310,153
350,860	3.50%, 6/1/45, Pool #Q34311	381,200
239,203	3.00%, 6/1/45, Pool #Q34156	254,365
349,855	3.50%, 6/1/45, Pool #Q34164	377,895
55,747	3.50%, 6/1/45, Pool #Q33791	60,215
58,175	3.00%, 7/1/45, Pool #Q34759	62,116
17,126	3.00%, 7/1/45, Pool #Q34979	18,131
92,965	4.00%, 8/1/45, Pool #Q35845	99,962
22,409	4.00%, 9/1/45, Pool #Q37853	24,702
385,860	3.50%, 11/1/45, Pool #Q37467	419,136
13,316	4.00%, 11/1/45, Pool #Q38812	14,340
19,451	4.00%, 2/1/46, Pool #Q38782	21,402
27,168	4.00%, 2/1/46, Pool #Q38783	29,667
7,001	4.00%, 2/1/46, Pool #Q38879	7,696
70,682	4.00%, 4/1/46, Pool #V82292	77,768
12,942	4.00%, 4/1/46, Pool #Q39975	14,252
131,828	3.50%, 5/1/46, Pool #G60603	145,022
424,752	3.50%, 5/1/46, Pool #G60553	465,810

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$139,250	3.50%, 5/1/46, Pool #Q40647	$150,546
374,286	3.50%, 9/1/46, Pool #Q43257	411,668
18,146	4.00%, 9/1/47, Pool #Q50433	19,558
20,459	4.00%, 10/1/47, Pool #Q51189	22,140
232,252	3.50%, 11/1/47, Pool #Q52086	246,552
635,677	3.50%, 2/1/48, Pool #Q54334	672,144
21,032	4.00%, 2/1/48, Pool #Q54192	22,597
47,554	3.50%, 2/1/48, Pool #G61896	51,198
296,911	3.50%, 3/1/48, Pool #G67710	320,341
433,054	4.00%, 5/1/48, Pool #Q55992	465,003
1,098,574	4.00%, 6/1/48, Pool #G67713	1,196,575
132,705	4.00%, 7/1/48, Pool #Q59935	145,398
293,556	3.50%, 5/1/49, Pool #Q63646	312,634

		23,920,161

Federal National Mortgage Association (9.7%)
265,665	2.50%, 6/1/29, Pool #MA3734	276,095
115,642	2.50%, 9/1/31, Pool #AS8012	120,357
436,615	3.00%, 4/1/32, Pool #BD9809	451,929
247,889	3.00%, 9/1/32, Pool #BM5110	261,127
247,047	3.00%, 12/1/32, Pool #BM5109	259,778
743,781	2.50%, 12/1/32, Pool #CA3748	784,084
731,989	3.00%, 12/1/32, Pool #BM5345	768,673
1,887,414	3.00%, 2/1/33, Pool #BM5108	1,983,789
38,795	3.00%, 3/1/33, Pool #BM4614	41,277
50,306	3.00%, 5/1/33, Pool #AT3000	53,888
55,549	3.00%, 6/1/33, Pool #AT6090	59,512
4,689	4.50%, 7/1/33, Pool #729327	5,141
1,411	4.50%, 7/1/33, Pool #720240	1,553
271,741	3.00%, 7/1/33, Pool #MA1490	291,078
14,661	4.50%, 8/1/33, Pool #726928	16,307
6,267	4.50%, 8/1/33, Pool #723124	6,972
5,529	4.50%, 8/1/33, Pool #727029	6,150
6,759	4.50%, 8/1/33, Pool #727160	7,512
11,879	4.50%, 8/1/33, Pool #726956	13,215
32,835	4.50%, 8/1/33, Pool #729380	36,500
6,304	4.50%, 8/1/33, Pool #729713	7,008
26,595	4.50%, 9/1/33, Pool #727147	29,575
10,783	4.50%, 9/1/33, Pool #734922	11,992
1,551,018	3.00%, 11/1/33, Pool #BM5111	1,631,130
36,990	4.50%, 12/1/33, Pool #AL5321	41,100
41,252	3.50%, 1/1/34, Pool #AS1406	44,668
16,231	3.50%, 1/1/34, Pool #AS1614	17,571
82,554	3.50%, 1/1/34, Pool #AS1612	89,383
122,771	3.50%, 1/1/34, Pool #AS1611	132,918
752,583	2.50%, 6/1/34, Pool #BN7572	795,103
579,518	3.50%, 9/1/34, Pool #FM1578	618,028
791,413	3.50%, 9/1/34, Pool #FM1577	851,154
31,104	6.00%, 10/1/34, Pool #AL2130	36,712
417,505	3.50%, 10/1/34, Pool #FM1579	442,777
197,142	3.00%, 12/1/34, Pool #FM0046	210,064
56,489	3.00%, 12/1/34, Pool #FM0045	60,310
435,581	3.00%, 12/1/34, Pool #FM0047	458,731
47,154	3.00%, 12/1/34, Pool #CA4890	50,427
44,934	3.00%, 1/1/35, Pool #CA5039	48,089
296,054	3.00%, 1/1/35, Pool #FM2286	316,287
950,000	2.50%, 5/25/35, TBA	984,586
65,759	4.50%, 9/1/35, Pool #AB8198	72,560
629,207	6.00%, 5/1/36, Pool #745512	734,501
313,499	6.00%, 1/1/37, Pool #932030	369,170
56,662	6.00%, 3/1/37, Pool #889506	66,610
80,056	6.00%, 1/1/38, Pool #889371	95,621
236,811	5.00%, 2/1/38, Pool #310165	266,341
27,059	6.00%, 3/1/38, Pool #889219	32,313
16,219	6.00%, 7/1/38, Pool #889733	19,414
95,909	4.50%, 3/1/39, Pool #AB0051	106,670

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$444,733	4.50%, 4/1/39, Pool #AB0043	$494,545
416,445	5.00%, 6/1/39, Pool #AL7521	467,651
156,147	5.00%, 6/1/39, Pool #AL7550	175,347
45,955	4.50%, 11/1/39, Pool #AC5442	51,317
109,368	6.00%, 5/1/40, Pool #AL2129	130,957
64,221	4.00%, 12/1/40, Pool #AA4757	70,202
58,867	4.50%, 2/1/41, Pool #AH5580	63,956
8,718	6.00%, 1/1/42, Pool #AL2128	10,131
2,127,145	3.50%, 11/1/42, Pool #AL2866	2,335,527
299,750	2.50%, 2/1/43, Pool #AB8465	313,446
22,393	3.50%, 2/1/43, Pool #AR1797	23,924
28,252	3.50%, 3/1/43, Pool #AR7567	30,178
73,090	4.00%, 10/1/43, Pool #BM1167	80,406
342,862	4.50%, 3/1/44, Pool #AL5082	372,957
334,627	5.00%, 11/1/44, Pool #AL7307	375,779
151,881	4.00%, 12/1/44, Pool #AX8459	166,918
16,798	4.00%, 12/1/44, Pool #AY0045	18,178
29,901	4.00%, 12/1/44, Pool #AW9502	32,370
251,834	4.00%, 3/1/45, Pool #AL6541	276,883
91,387	3.00%, 5/1/45, Pool #AS4972	97,147
106,974	4.00%, 5/1/45, Pool #AZ1207	116,477
50,344	4.00%, 5/1/45, Pool #AZ1876	55,403
315,388	4.00%, 6/1/45, Pool #AY8096	343,232
133,075	4.00%, 6/1/45, Pool #AY8126	144,827
55,208	4.00%, 6/1/45, Pool #AZ3341	60,770
36,595	5.00%, 6/1/45, Pool #AZ3448	40,227
42,426	4.00%, 6/1/45, Pool #AZ2719	46,699
247,475	4.00%, 7/1/45, Pool #AZ0833	272,376
222,935	4.00%, 7/1/45, Pool #AZ1783	242,611
622,691	3.50%, 7/1/45, Pool #AZ0814	672,296
84,492	3.00%, 8/1/45, Pool #AZ8288	89,805
218,921	3.00%, 8/1/45, Pool #AS5634	232,721
33,791	3.00%, 8/1/45, Pool #AZ3728	35,917
605,295	4.00%, 10/1/45, Pool #AL7593	657,400
120,930	4.00%, 10/1/45, Pool #AL7413	131,328
43,191	4.00%, 11/1/45, Pool #AZ0560	46,997
48,293	4.00%, 12/1/45, Pool #AS6350	52,449
82,384	4.00%, 12/1/45, Pool #BA6404	89,688
22,490	4.00%, 12/1/45, Pool #BC0997	24,461
67,180	4.50%, 2/1/46, Pool #BM5199	74,465
1,087,637	4.00%, 2/1/46, Pool #BC1578	1,186,254
44,818	4.00%, 4/1/46, Pool #BC3920	48,685
39,027	4.00%, 4/1/46, Pool #BC7809	42,365
558,892	3.50%, 5/1/46, Pool #BC0880	603,876
18,278	4.00%, 5/1/46, Pool #BC2276	19,817
552,347	4.00%, 6/1/46, Pool #AL9282	602,677
348,183	4.00%, 6/1/46, Pool #BC0960	379,571
607,623	3.50%, 7/1/46, Pool #AL9515	656,942
75,997	4.00%, 7/1/46, Pool #BC6148	82,878
202,479	4.00%, 7/1/46, Pool #BC1443	221,012
80,200	4.00%, 8/1/46, Pool #BD1451	87,500
84,454	4.50%, 8/1/46, Pool #AL9111	92,426
215,676	4.00%, 9/1/46, Pool #BC2843	235,424
86,004	4.00%, 9/1/46, Pool #BD1489	93,750
29,517	4.00%, 10/1/46, Pool #BD7599	32,175
239,717	3.50%, 10/1/46, Pool #AL9285	253,370
684,316	3.50%, 12/1/46, Pool #BC9077	739,691
584,708	3.50%, 1/1/47, Pool #AL9776	621,534
130,538	3.50%, 2/1/47, Pool #BE5696	139,324
2,265,687	4.00%, 2/1/47, Pool #AL9779	2,467,548
1,127,434	4.50%, 2/1/47, Pool #AL9846	1,242,264
16,004	4.00%, 6/1/47, Pool #BH4269	17,460
104,186	4.00%, 7/1/47, Pool #BE3774	111,624
888,134	3.50%, 2/1/48, Pool #BJ3436	938,822
72,895	3.00%, 8/1/49, Pool #CA4017	77,119

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$949,787	4.50%, 9/1/49, Pool #FM1534	$1,048,688
196,653	3.50%, 11/1/49, Pool #CA4557	209,381
999,528	4.00%, 11/1/49, Pool #CA4628	1,085,087
221,982	3.00%, 2/1/50, Pool #CA5126	232,821
350,000	2.50%, 4/25/50, TBA	362,578
2,100,000	3.00%, 4/25/50, TBA	2,201,391
500,000	2.50%, 5/25/50, TBA	517,051
1,100,000	3.00%, 5/25/50, TBA	1,151,949

		40,906,772

Government National Mortgage Association (6.5%)
12,847	5.00%, 6/15/34, Pool #629493	14,422
6,808	5.00%, 3/15/38, Pool #676766	7,687
2,989	5.00%, 4/15/38, Pool #672672	3,379
11,837	5.00%, 8/15/38, Pool #687818	13,373
90,037	5.00%, 1/15/39, Pool #705997	103,345
1,272	5.00%, 3/15/39, Pool #697946	1,460
201,832	5.00%, 3/15/39, Pool #646746	231,697
212,936	4.00%, 10/15/40, Pool #783143	226,435
63,980	4.00%, 10/20/40, Pool #G24833	70,141
186,825	4.00%, 1/20/41, Pool #4922	204,815
496,877	4.50%, 3/20/41, Pool #4978	560,415
176,079	4.50%, 5/20/41, Pool #005055	198,603
360,168	4.00%, 5/20/41, Pool #5054	401,142
150,384	4.50%, 6/15/41, Pool #366975	169,269
113,914	4.50%, 6/20/41, Pool #005082	128,483
410,879	4.00%, 10/20/41, Pool #5203	457,654
457,193	3.50%, 12/20/41, Pool #5258	491,135
789,681	4.00%, 1/20/42, Pool #5280	879,556
545,948	3.50%, 10/20/42, Pool #MA0462	592,898
52,263	4.00%, 11/20/42, Pool #AB9233	57,614
334,256	3.00%, 12/20/42, Pool #AA5872	355,241
275,274	3.00%, 12/20/42, Pool #MA0624	295,406
2,661,314	3.50%, 1/20/43, Pool #MA0699	2,890,395
48,916	3.00%, 1/20/43, Pool #MA0698	52,493
594,525	3.50%, 2/20/43, Pool #MA0783	632,733
75,250	3.50%, 3/20/43, Pool #AD8884	81,698
90,437	3.00%, 3/20/43, Pool #AD8812	95,663
217,195	3.00%, 3/20/43, Pool #AA6146	233,551
81,037	3.50%, 4/20/43, Pool #AD9075	86,517
28,340	3.50%, 4/20/43, Pool #AB9891	30,769
493,980	3.50%, 4/20/43, Pool #783976	532,464
567,844	4.00%, 10/20/43, Pool #MA1376	619,360
7,891	4.00%, 7/20/44, Pool #MA2074	8,540
116,525	4.00%, 5/20/45, Pool #MA2893	125,457
194,155	4.00%, 8/20/45, Pool #MA3035	209,018
7,537	4.00%, 9/20/45, Pool #MA3106	8,115
7,705	4.00%, 10/20/45, Pool #MA3174	8,294
8,593	4.00%, 12/20/45, Pool #MA3311	9,341
8,516	4.00%, 1/20/46, Pool #MA3377	9,168
323,768	4.00%, 4/15/46, Pool #784232	345,606
389,500	3.50%, 5/20/46, Pool #MA3663	414,877
30,903	3.50%, 5/20/46, Pool #AS4272	33,234
30,694	3.50%, 5/20/46, Pool #AR9028	33,008
24,103	3.50%, 5/20/46, Pool #AR9166	25,925
525,849	4.00%, 5/20/46, Pool #MA3664	560,333
120,051	3.50%, 6/20/46, Pool #AT4139	129,111
365,166	3.50%, 6/20/46, Pool #MA3736	387,679
36,103	3.50%, 6/20/46, Pool #AS4285	38,829
28,585	3.50%, 6/20/46, Pool #AT4134	30,743
202,195	3.50%, 7/20/46, Pool #MA3803	214,658
41,518	3.50%, 7/20/46, Pool #784391	44,523
42,637	3.50%, 9/20/46, Pool #MA3937	45,445
37,585	3.00%, 10/20/46, Pool #MA4003	40,649
2,439,585	3.00%, 12/20/46, Pool #MA4126	2,599,037
265,669	4.00%, 1/15/47, Pool #AX5857	283,295

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$270,575	4.00%, 1/15/47, Pool #AX5831	$288,526
599,291	3.00%, 1/20/47, Pool #MA4195	634,720
335,934	3.00%, 2/20/47, Pool #MA4261	356,159
82,667	4.00%, 3/20/47, Pool #MA4322	88,796
368,244	4.00%, 4/20/47, Pool #784303	392,013
395,841	4.00%, 4/20/47, Pool #784304	421,347
1,203,561	4.50%, 4/20/47, Pool #MA4384	1,278,366
84,838	4.00%, 4/20/47, Pool #MA4383	91,308
54,859	4.00%, 5/20/47, Pool #MA4452	59,043
754,497	4.50%, 6/20/47, Pool #MA4512	801,392
229,853	4.00%, 6/20/47, Pool #MA4511	247,899
1,396,739	3.50%, 1/20/48, Pool #MA4962	1,483,736
328,493	4.00%, 4/20/48, Pool #MA5137	354,825
295,523	4.00%, 4/20/48, Pool #BG3507	317,079
206,966	4.00%, 4/20/48, Pool #BG7744	222,042
695,961	4.00%, 6/20/48, Pool #MA5264	752,996
1,153,116	4.00%, 9/20/48, Pool #MA5466	1,235,211
932,548	3.50%, 4/20/49, Pool #MA5875	986,969
965,000	3.00%, 3/20/50, Pool #MA6541	1,021,520
52,709	Class JA, Series 2015-H21, 2.50%, 6/20/65, Callable 5/20/21 @ 100	52,800

		27,411,445

Total U.S. Government Agency Mortgages (Cost $88,687,514)		92,238,378

U.S. Treasury Obligations (19.1%):
U.S. Treasury Bonds (7.6%)
2,785,000	2.50%, 2/15/46	3,462,538
15,337,000	3.00%, 2/15/49	21,189,024
5,382,000	2.88%, 5/15/49	7,281,678

		31,933,240

U.S. Treasury Inflation Index Bonds (1.2%)
3,430,699	0.75%, 2/15/45	3,910,925
86,326	1.00%, 2/15/46	103,982
1,045,551	1.00%, 2/15/49	1,295,014

		5,309,921

U.S. Treasury Inflation Index Notes (5.4%)
4,862,677	0.13%, 10/15/24	4,916,498
2,047,358	0.25%, 1/15/25	2,061,698
8,031,984	0.63%, 1/15/26	8,282,722
4,274,190	0.13%, 7/15/26	4,309,478
2,063,491	0.88%, 1/15/29	2,239,494
957,971	0.25%, 7/15/29	993,713

		22,803,603

U.S. Treasury Notes (4.9%)
2,034,000	2.13%, 7/31/24	2,184,961
3,535,600	1.63%, 9/30/26	3,777,015
5,535,000	3.13%, 11/15/28	6,673,134
7,302,000	1.63%, 8/15/29	7,915,824

		20,550,934

Total U.S. Treasury Obligations (Cost $69,771,962)		80,597,698

Short-Term Securities Held as Collateral for Securities on Loan (0.5%):
2,218,132	BlackRock Liquidity FedFund, Institutional Class , 1.81%(d)(e)	2,218,132

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $2,218,132)		2,218,132

Shares		Fair Value
Unaffiliated Investment Companies (1.3%):

Money Markets (1.3%):

Principal Amount		Fair Value
Unaffiliated Investment Companies, continued
$5,925,580	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.51%(e)	$5,925,580

Total Unaffiliated Investment Companies (Cost $5,925,580)		5,925,580

Total Investment Securities (Cost $427,426,882) - 100.3%		424,234,774
Net other assets (liabilities) - (0.3)%		(1,157,389)

Net Assets - 100.0%		$423,077,385

Percentages indicated are based on net assets as of March 31, 2020.

GO	-	General Obligation
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $2,103,617.
†	Represents less than 0.05%.
(a)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2020. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2020.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(e)	The rate represents the effective yield at March 31, 2020.

Amounts Shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2020:

(Unaudited)

Country	Percentage
Argentina	0.1%
Australia	0.4%
Bermuda	0.1%
Brazil	—%†
Canada	0.7%
Cayman Islands	0.9%
Chile	0.2%
Dominican Republic	0.4%
France	0.2%
Germany	0.8%
Guernsey	0.7%
Hong Kong	0.1%
Ireland	0.7%
Italy	0.5%
Jersey	0.2%
Luxembourg	1.3%
Mexico	1.5%
Netherlands	1.5%
Switzerland	0.3%
United Arab Emirates	0.1%
United Kingdom	2.2%
United States	87.1%

100.0%

†            Represents less than 0.05%.

Securities Sold Short (-1.7%):

At March 31, 2020, the Fund’s securities sold short were as follows:

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value

U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA	2.50%	4/25/35	$(650,000)	$(668,282)	$(673,969)
Federal National Mortgage Association, TBA	3.00%	4/25/35	(4,000,000)	(4,183,749)	(4,181,875)
Federal National Mortgage Association, TBA	3.00%	4/25/50	(1,200,000)	(1,227,188)	(1,257,938)
Government National Mortgage Association
Government National Mortgage Association, TBA	3.00%	4/20/50	(1,500,000)	(1,561,640)	(1,586,015)

				$(7,640,859)	$(7,699,797)

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks+ (95.2%):
Aerospace & Defense (1.8%):
3,410	Boeing Co. (The)	$508,567
885	HEICO Corp.	66,030
741	Huntington Ingalls Industries, Inc.	135,018
3,191	Raytheon Co.	418,500
643	TransDigm Group, Inc.	205,882
9,072	United Technologies Corp.	855,761

		2,189,758

Air Freight & Logistics (0.4%):
5,176	United Parcel Service, Inc., Class B	483,542
671	XPO Logistics, Inc.*	32,711

		516,253

Airlines (0.2%):
2,181	Alaska Air Group, Inc.	62,093
3,552	JetBlue Airways Corp.*	31,790
3,618	United Airlines Holdings, Inc.*	114,148

		208,031

Auto Components (0.1%):
1,979	Autoliv, Inc.	91,054
2,113	Cooper Tire & Rubber Co.	34,442
2,064	Veoneer, Inc.*	15,108

		140,604

Automobiles (0.2%):
35,978	Ford Motor Co.	173,774
42	Tesla, Inc.*	22,008

		195,782

Banks (3.6%):
2,673	Associated Banc-Corp.	34,188
60,952	Bank of America Corp.	1,294,011
23,911	Citigroup, Inc.	1,007,131
18,930	Huntington Bancshares, Inc.	155,415
21,055	JPMorgan Chase & Co.	1,895,582
2,161	Old National Bancorp	28,504
573	Signature Bank	46,063

		4,460,894

Beverages (2.0%):
25,791	Coca-Cola Co. (The)	1,141,252
3,214	Monster Beverage Corp.*	180,820
9,681	PepsiCo, Inc.	1,162,687

		2,484,759

Biotechnology (2.2%):
9,289	AbbVie, Inc.	707,729
4,072	Amgen, Inc.	825,517
1,398	Biogen, Inc.*	442,299
789	Exact Sciences Corp.*	45,762
1,334	Ionis Pharmaceuticals, Inc.*	63,072
614	Seattle Genetics, Inc.*	70,843
2,401	Vertex Pharmaceuticals, Inc.*	571,318

		2,726,540

Building Products (0.1%):
3,134	A.O. Smith Corp.	118,497
332	Lennox International, Inc.	60,354

		178,851

Capital Markets (2.4%):
8,286	Charles Schwab Corp. (The)	278,575
3,199	Eaton Vance Corp.	103,168
254	FactSet Research Systems, Inc.	66,213
4,131	Goldman Sachs Group, Inc.	638,610
5,800	Intercontinental Exchange, Inc.	468,350
2,002	Legg Mason, Inc.	97,798
13,097	Morgan Stanley	445,298
993	MSCI, Inc.	286,937
2,090	S&P Global, Inc.	512,155

Shares		Fair Value
Common Stocks+, continued
Capital Markets, continued
3,165	TD Ameritrade Holding Corp.	$109,699

		3,006,803

Chemicals (1.4%):
1,562	Ashland Global Holdings, Inc.	78,209
2,607	Celanese Corp., Series A	191,328
7,683	Corteva, Inc.	180,551
7,174	Dow, Inc.	209,768
7,227	DuPont de Nemours, Inc.	246,440
3,925	Eastman Chemical Co.	182,827
571	Ingevity Corp.*	20,099
1,502	International Flavors & Fragrances, Inc.	153,324
3,089	LyondellBasell Industries NV, Class A	153,307
5,877	Mosaic Co. (The)	63,589
4,251	Olin Corp.	49,609
1,712	RPM International, Inc.	101,864
5,919	Valvoline, Inc.	77,480

		1,708,395

Commercial Services & Supplies (0.5%):
2,165	Copart, Inc.*	148,346
1,403	Waste Connections, Inc.	108,733
4,453	Waste Management, Inc.	412,169

		669,248

Communications Equipment (1.1%):
27,324	Cisco Systems, Inc.	1,074,106
1,752	Motorola Solutions, Inc.	232,876

		1,306,982

Construction Materials (0.2%):
1,176	Martin Marietta Materials, Inc.	222,534

Consumer Finance (0.3%):
2,142	Ally Financial, Inc.	30,909
4,234	Discover Financial Services	151,027
11,687	Synchrony Financial	188,044

		369,980

Containers & Packaging (0.4%):
1,349	Avery Dennison Corp.	137,423
1,386	Crown Holdings, Inc.*	80,443
2,127	Sonoco Products Co.	98,586
4,429	WestRock Co.	125,164

		441,616

Distributors (0.1%):
2,336	Genuine Parts Co.	157,283

Diversified Consumer Services (0.0%†):
1,240	Service Corp. International	48,496

Diversified Financial Services (2.1%):
14,037	Berkshire Hathaway, Inc., Class B*	2,566,385
2,486	Voya Financial, Inc.	100,807

		2,667,192

Diversified Telecommunication Services (2.2%):
44,963	AT&T, Inc.	1,310,671
10,562	CenturyLink, Inc.	99,917
25,779	Verizon Communications, Inc.	1,385,106

		2,795,694

Electric Utilities (1.9%):
7,496	Alliant Energy Corp.	361,982
8,711	American Electric Power Co., Inc.	696,706
3,211	Edison International	175,931
4,926	Entergy Corp.	462,896
7,825	Evergy, Inc.	430,766
1,946	Hawaiian Electric Industries, Inc.	83,775

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Electric Utilities, continued
2,722	OGE Energy Corp.	$83,647

		2,295,703

Electrical Equipment (0.8%):
6,014	Eaton Corp. plc	467,228
7,656	Emerson Electric Co.	364,809
906	Hubbell, Inc.	103,954

		935,991

Electronic Equipment, Instruments & Components (0.4%):
1,769	CDW Corp.	164,995
8,525	Corning, Inc.	175,104
2,369	Trimble, Inc.*	75,405
597	Zebra Technologies Corp., Class A*	109,609

		525,113

Energy Equipment & Services (0.2%):
21,107	Halliburton Co.	144,583
2,437	Helmerich & Payne, Inc.	38,139

		182,722

Entertainment (2.3%):
5,431	Activision Blizzard, Inc.	323,036
2,136	Electronic Arts, Inc.*	213,963
1,858	Live Nation Entertainment, Inc.*	84,465
2,717	Netflix, Inc.*	1,020,234
1,026	Take-Two Interactive Software, Inc.*	121,694
11,160	Walt Disney Co. (The)	1,078,055

		2,841,447

Equity Real Estate Investment Trusts (2.5%):
6,887	American Homes 4 Rent, Class A	159,778
2,672	Camden Property Trust	211,729
4,761	CubeSmart	127,547
11,008	Duke Realty Corp.	356,439
2,706	Extra Space Storage, Inc.	259,127
4,544	Healthcare Realty Trust, Inc.	126,914
10,947	Invitation Homes, Inc.	233,937
2,628	Kilroy Realty Corp.	167,404
979	Mack-Cali Realty Corp.	14,910
8,413	Medical Properties Trust, Inc.	145,461
4,833	National Retail Properties, Inc.	155,574
5,609	Parks Hotels & Resorts, Inc.	44,367
3,744	Regency Centers Corp.	143,882
2,739	Sabra Health Care REIT, Inc.	29,910
2,059	Sun Communities, Inc.	257,066
11,943	UDR, Inc.	436,398
4,208	Ventas, Inc.	112,774
2,982	WP Carey, Inc.	173,195

		3,156,412

Food & Staples Retailing (1.8%):
492	Casey’s General Stores, Inc.	65,185
2,837	Costco Wholesale Corp.	808,914
3,570	US Foods Holding Corp.*	63,225
10,983	Walmart, Inc.	1,247,888

		2,185,212

Food Products (1.0%):
1,071	Bunge, Ltd.	43,943
758	Ingredion, Inc.	57,229
7,356	Kraft Heinz Co. (The)	181,987
1,775	Lamb Weston Holdings, Inc.	101,353
15,172	Mondelez International, Inc., Class A	759,814
773	Post Holdings, Inc.*	64,136

		1,208,462

Gas Utilities (0.1%):
1,421	National Fuel Gas Co.	52,989

Shares		Fair Value
Common Stocks+, continued
Gas Utilities, continued
3,811	UGI Corp.	$101,639

		154,628

Health Care Equipment & Supplies (3.5%):
13,763	Abbott Laboratories	1,086,038
658	Align Technology, Inc.*	114,459
4,594	Baxter International, Inc.	372,987
12,385	Boston Scientific Corp.*	404,123
195	DexCom, Inc.*	52,508
1,726	Edwards Lifesciences Corp.*	325,558
4,700	Hologic, Inc.*	164,970
942	Intuitive Surgical, Inc.*	466,488
9,094	Medtronic plc	820,097
1,894	ResMed, Inc.	278,967
998	Steris plc	139,690
572	Teleflex, Inc.	167,516

		4,393,401

Health Care Providers & Services (2.8%):
2,104	Anthem, Inc.	477,692
2,815	Cigna Corp.	498,762
9,120	CVS Health Corp.	541,089
2,690	HCA Healthcare, Inc.	241,697
318	Molina Healthcare, Inc.*	44,428
6,375	UnitedHealth Group, Inc.	1,589,797
1,221	Universal Health Services, Inc., Class B	120,977

		3,514,442

Health Care Technology (0.1%):
640	Veeva Systems, Inc., Class A*	100,077

Hotels, Restaurants & Leisure (1.3%):
1,782	Aramark	35,587
185	Domino’s Pizza, Inc.	59,953
1,193	Dunkin’ Brands Group, Inc.	63,348
960	Hilton Grand Vacations, Inc.*	15,139
3,475	Hilton Worldwide Holdings, Inc.	237,134
6,098	McDonald’s Corp.	1,008,305
1,249	Melco Resorts & Entertainment, Ltd., ADR	15,488
1,451	Restaurant Brands International, Inc.	58,479
234	Vail Resorts, Inc.	34,564
3,839	Wendy’s Co. (The)	57,124

		1,585,121

Household Durables (0.4%):
4,980	Lennar Corp., Class A	190,236
5,289	Newell Brands, Inc.	70,238
66	NVR, Inc.*	169,561
203	Roku, Inc.*	17,758
3,235	Toll Brothers, Inc.	62,274

		510,067

Household Products (1.5%):
16,800	Procter & Gamble Co. (The)	1,848,000

Industrial Conglomerates (1.1%):
3,973	3M Co.	542,354
6,230	Honeywell International, Inc.	833,512

		1,375,866

Insurance (1.8%):
8,326	Aflac, Inc.	285,082
211	Alleghany Corp.	116,546
4,962	Allstate Corp. (The)	455,165
552	American Financial Group, Inc.	38,684
2,733	Aon plc	451,054
5,791	Arch Capital Group, Ltd.*	164,813
4,534	Arthur J. Gallagher & Co.	369,566
1,014	FNF Group	25,228
3,662	Lincoln National Corp.	96,384

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Insurance, continued
910	RenaissanceRe Holdings, Ltd.	$135,881
5,415	Unum Group	81,279

		2,219,682

Interactive Media & Services (5.1%):
1,339	Alphabet, Inc., Class A*	1,555,851
2,051	Alphabet, Inc., Class C*	2,384,924
13,915	Facebook, Inc., Class A*	2,321,022
614	Zillow Group, Inc., Class C*	22,116

		6,283,913

Internet & Direct Marketing Retail (4.2%):
2,348	Amazon.com, Inc.*	4,577,942
272	Booking Holdings, Inc.*	365,927
5,848	eBay, Inc.	175,791
73	MercadoLibre, Inc.*	35,666

		5,155,326

IT Services (5.2%):
4,808	Automatic Data Processing, Inc.	657,157
693	Black Knight, Inc.*	40,236
4,665	Cognizant Technology Solutions Corp., Class A	216,783
4,963	Fidelity National Information Services, Inc.	603,699
1,670	Leidos Holdings, Inc.	153,056
5,902	MasterCard, Inc., Class A	1,425,687
3,979	Paychex, Inc.	250,359
8,382	PayPal Holdings, Inc.*	802,493
484	Twilio, Inc., Series A*	43,313
1,888	VeriSign, Inc.*	340,010
12,086	Visa, Inc., Class A	1,947,295

		6,480,088

Leisure Products (0.0%†):
547	Polaris, Inc.	26,338

Life Sciences Tools & Services (0.9%):
1,502	Illumina, Inc.*	410,227
428	Mettler-Toledo International, Inc.*	295,538
1,031	PRA Health Sciences, Inc.*	85,614
1,456	Waters Corp.*	265,065

		1,056,444

Machinery (1.5%):
4,912	Caterpillar, Inc.	569,989
2,293	Cummins, Inc.	310,289
2,489	Deere & Co.	343,880
1,636	Parker Hannifin Corp.	212,238
3,855	Pentair plc	114,725
756	Snap-On, Inc.	82,268
1,171	Timken Co.	37,870
935	Woodward, Inc.	55,576
3,017	Xylem, Inc.	196,497

		1,923,332

Media (1.1%):
29,177	Comcast Corp., Class A	1,003,105
491	Liberty Broadband Corp., Class C*	54,364
2,880	Liberty Global plc, Series C*	45,245
1,209	Liberty Latin America, Ltd., Class C*	12,404
4,197	News Corp., Class B	37,731
2,067	Omnicom Group, Inc.	113,478
18,228	Sirius XM Holdings, Inc.	90,046

		1,356,373

Metals & Mining (0.2%):
4,166	Southern Copper Corp.	117,315
4,467	Steel Dynamics, Inc.	100,686
1,505	Worthington Industries, Inc.	39,506

		257,507

Shares		Fair Value
Common Stocks+, continued
Mortgage Real Estate Investment Trusts (0.1%):
4,060	AGNC Investment Corp.	$42,955
12,441	Annaly Capital Management, Inc.	63,076

		106,031

Multiline Retail (0.3%):
1,966	Nordstrom, Inc.	30,158
4,278	Target Corp.	397,726

		427,884

Multi-Utilities (1.3%):
4,802	Ameren Corp.	349,730
5,452	CenterPoint Energy, Inc.	84,233
4,541	Consolidated Edison, Inc.	354,198
5,960	Public Service Enterprise Group, Inc.	267,664
6,717	WEC Energy Group, Inc.	591,969

		1,647,794

Oil, Gas & Consumable Fuels (2.4%):
2,863	Apache Corp.	11,967
2,551	Cheniere Energy, Inc.*	85,459
11,993	Chevron Corp.	869,013
10,570	ConocoPhillips Co.	325,556
2,330	Continental Resources, Inc.	17,801
28,889	Exxon Mobil Corp.	1,096,916
1,606	HollyFrontier Corp.	39,363
5,304	Marathon Petroleum Corp.	125,280
3,807	ONEOK, Inc.	83,031
3,793	Phillips 66	203,494
1,603	Targa Resources Corp.	11,077
3,354	Valero Energy Corp.	152,137

		3,021,094

Personal Products (0.3%):
2,010	Estee Lauder Co., Inc. (The), Class A	320,273
555	Herbalife Nutrition, Ltd.*	16,184

		336,457

Pharmaceuticals (5.1%):
15,188	Bristol-Myers Squibb Co.	846,579
6,381	Eli Lilly & Co.	885,172
460	Jazz Pharmaceuticals plc*	45,880
15,799	Johnson & Johnson Co.	2,071,723
17,864	Merck & Co., Inc.	1,374,456
34,679	Pfizer, Inc.	1,131,923

		6,355,733

Professional Services (0.6%):
290	CoStar Group, Inc.*	170,291
605	ManpowerGroup, Inc.	32,059
993	TransUnion	65,717
3,243	Verisk Analytics, Inc.	452,009

		720,076

Road & Rail (0.9%):
405	Canadian Pacific Railway, Ltd.	88,934
6,999	CSX Corp.	401,042
1,811	J.B. Hunt Transport Services, Inc.	167,029
1,320	Lyft, Inc., Class A*	35,442
2,482	Old Dominion Freight Line, Inc.	325,787
2,455	Uber Technologies, Inc.*	68,544

		1,086,778

Semiconductors & Semiconductor Equipment (4.5%):
7,763	Advanced Micro Devices, Inc.*	353,061
3,890	Analog Devices, Inc.	348,739
2,670	Broadcom, Inc.	633,057
26,102	Intel Corp.	1,412,639
2,778	Marvell Technology Group, Ltd.	62,866
8,206	Micron Technology, Inc.*	345,144
3,951	NVIDIA Corp.	1,041,484
6,887	Qualcomm, Inc.	465,906

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Semiconductors & Semiconductor Equipment, continued
3,386	Teradyne, Inc.	$183,420
7,253	Texas Instruments, Inc.	724,792

		5,571,108

Software (8.0%):
3,617	Adobe, Inc.*	1,151,075
1,092	ANSYS, Inc.*	253,857
3,450	Cadence Design Systems, Inc.*	227,838
1,503	Fortinet, Inc.*	152,059
43,352	Microsoft Corp.	6,837,045
2,002	Nuance Communications, Inc.*	33,594
13,998	Oracle Corp.	676,523
292	Palo Alto Networks, Inc.*	47,876
541	Paycom Software, Inc.*	109,287
737	PTC, Inc.*	45,112
1,423	ServiceNow, Inc.*	407,803
998	SS&C Technologies Holdings, Inc.	43,732
655	Workday, Inc., Class A*	85,294
425	Zoom Video Communications, Inc.*	62,101

		10,133,196

Specialty Retail (2.1%):
2,051	American Eagle Outfitters, Inc.	16,305
332	Burlington Stores, Inc.*	52,609
288	Five Below, Inc.*	20,269
707	Foot Locker, Inc.	15,589
7,556	Home Depot, Inc. (The)	1,410,781
5,384	Lowe’s Cos., Inc.	463,293
1,419	Tiffany & Co.	183,761
10,507	TJX Cos., Inc. (The)	502,340

		2,664,947

Technology Hardware, Storage & Peripherals (4.9%):
23,884	Apple, Inc.	6,073,462
622	Dell Technologies, Inc., Class C*	24,600

		6,098,062

Textiles, Apparel & Luxury Goods (0.7%):
640	Lululemon Athletica, Inc.*	121,312
8,825	Nike, Inc., Class B	730,181

		851,493

Tobacco (0.9%):
12,254	Altria Group, Inc.	473,862
9,392	Philip Morris International, Inc.	685,241

		1,159,103

Trading Companies & Distributors (0.1%):
508	GATX Corp.	31,780
2,772	HD Supply Holdings, Inc.*	78,808

		110,588

Wireless Telecommunication Services (0.0%†):
5,511	Sprint Corp.*	47,506

Total Common Stocks (Cost $76,996,253)		118,405,212

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Options (2.9%):
Total Purchased Options (Cost $3,680,401)		3,643,970

Unaffiliated Investment Companies (5.3%):

Money Markets (5.3%):

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Companies, continued
$6,525,240	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.51%(a)	$6,525,240

Total Unaffiliated Investment Companies (Cost $6,525,240)		6,525,240

Total Investment Securities (Cost $87,201,894) - 103.4%		128,574,422
Net other assets (liabilities) - (3.4)%		(4,223,368)

Net Assets - 100.0%		$124,351,054

Percentages indicated are based on net assets as of March 31, 2020.

ADR	-	American Depository Receipt
REIT	-	Real Estate Investment Trust

*	Non-income producing security.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
†	Represents less than 0.05%.
(a)	The rate represents the effective yield at March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Option Contracts

At March 31, 2020, the Fund’s exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

S&P 500 Index	Put	2800.00 USD	6/19/20	65	$182,000	$2,006,550
S&P 500 Index	Put	2200.00 USD	9/18/20	124	272,800	1,637,420

Total (Cost $3,680,401)						$3,643,970

At March 31, 2020, the Fund’s exchange traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

S&P 500 Index	Call	2550.00 USD	4/17/20	52	$132,600	$(604,760)
S&P 500 Index	Call	2575.00 USD	4/17/20	50	128,750	(504,250)
S&P 500 Index	Call	2600.00 USD	4/17/20	49	127,400	(422,870)
S&P 500 Index	Call	2650.00 USD	4/17/20	50	132,500	(300,500)
S&P 500 Index	Call	2650.00 USD	4/24/20	50	132,500	(386,500)
S&P 500 Index	Call	2700.00 USD	4/30/20	51	137,700	(329,205)
S&P 500 Index	Call	2500.00 USD	5/15/20	49	122,500	(985,390)
S&P 500 Index	Call	2525.00 USD	5/15/20	50	126,250	(923,250)
S&P 500 Index	Call	2550.00 USD	5/15/20	50	127,500	(843,250)

Total (Premiums $6,460,686)						$(5,299,975)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (93.6%):
Aerospace & Defense (1.0%):
62,351	Airbus SE	$4,044,423
342,399	BAE Systems plc	2,208,854
260	Dassault Aviation SA	213,901
2,648	Elbit Systems, Ltd.	345,144
46,044	Leonardo SpA	306,231
83,817	Meggitt plc	303,567
5,574	MTU Aero Engines AG	816,381
185,670	Rolls-Royce Holdings plc	781,187
34,967	Safran SA	3,072,615
180,000	Singapore Technologies Engineering, Ltd.	395,549
11,384	Thales SA	955,254

		13,443,106

Air Freight & Logistics (0.3%):
102,392	Bollore, Inc.	281,974
105,683	Deutsche Post AG	2,915,043
14,400	SG Holdings Co., Ltd.	343,575
33,000	Yamato Holdings Co., Ltd.	517,986

		4,058,578

Airlines (0.0%†):
11,500	ANA Holdings, Inc.	280,860
24,510	Deutsche Lufthansa AG, Registered Shares^	233,966
19,944	easyJet plc	143,495
11,770	Japan Airlines Co., Ltd.	216,626
83,673	Qantas Airways, Ltd.	164,068
62,300	Singapore Airlines, Ltd.	251,901

		1,290,916

Auto Components (0.8%):
17,400	Aisin Sieki Co., Ltd.	428,536
61,000	Bridgestone Corp.	1,877,427
18,264	Compagnie Generale des Establissements Michelin SCA, Class B	1,625,147
11,417	Continental AG	834,694
46,300	Denso Corp.	1,495,799
8,952	Faurecia SA	267,875
12,000	Koito Manufacturing Co., Ltd.	406,161
15,600	NGK Spark Plug Co., Ltd.	219,612
14,129	Nokian Renkaat OYJ	342,779
32,716	Pirelli & C SpA	117,080
15,200	Stanley Electric Co., Ltd.	299,547
80,600	Sumitomo Electric Industries, Ltd.	847,934
19,400	Sumitomo Rubber Industries, Ltd.	183,117
7,200	Toyoda Gosei Co., Ltd.	123,470
16,200	Toyota Industries Corp.	777,464
24,500	Valeo SA	409,605
14,700	Yokohama Rubber Co., Ltd. (The)	182,412

		10,438,659

Automobiles (2.5%):
35,373	Bayerische Motoren Werke AG (BMW)	1,856,574
97,153	Daimler AG, Registered Shares	2,979,589
12,884	Ferrari NV	2,001,961
114,414	Fiat Chrysler Automobiles NV	824,262
174,200	Honda Motor Co., Ltd.	3,918,256
57,100	Isuzu Motors, Ltd.	378,009
65,600	Mazda Motor Corp.	347,114
79,200	Mitsubishi Motors Corp.	224,302
239,900	Nissan Motor Co., Ltd.	792,105
62,831	PSA Peugeot Citroen SA	837,460
20,695	Renault SA	401,793
65,700	Subaru Corp.	1,261,593
39,300	Suzuki Motor Corp.	940,497
244,066	Toyota Motor Corp.	14,695,255

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
3,517	Volkswagen AG	$476,514
28,200	Yamaha Motor Co., Ltd.	340,681

		32,275,965

Banks (7.6%):
44,661	ABN AMRO Group NV	366,506
97,448	AIB Group plc	109,246
13,500	Aozora Bank, Ltd.	257,437
302,836	Australia & New Zealand Banking Group, Ltd.	3,264,932
712,371	Banco Bilbao Vizcaya Argentaria SA^	2,276,663
609,210	Banco de Sabadell SA	312,935
1,775,415	Banco Santander SA	4,320,083
120,319	Bank Hapoalim BM	723,412
162,413	Bank Leumi Le-Israel Corp.	898,130
125,600	Bank of East Asia, Ltd. (The)	269,485
103,156	Bank of Ireland Group plc	194,830
4,900	Bank of Kyoto, Ltd. (The)	155,949
153,757	Bankia SA	171,609
81,819	Bankinter SA	300,304
1,845,219	Barclays plc	2,143,473
60,506	Bendigo & Adelaide Bank, Ltd.^	232,018
120,171	BNP Paribas SA	3,621,586
394,000	BOC Hong Kong Holdings, Ltd.	1,085,740
372,132	CaixaBank SA	693,856
62,300	Chiba Bank, Ltd. (The)	272,578
107,038	Commerzbank AG	389,261
189,125	Commonwealth Bank of Australia	7,141,390
113,100	Concordia Financial Group, Ltd.	329,492
122,617	Credit Agricole SA	898,446
69,084	Danske Bank A/S*	783,305
191,800	DBS Group Holdings, Ltd.	2,508,612
101,300	DNB ASA	1,137,902
31,056	Erste Group Bank AG	575,456
64,240	Finecobank Banca Fineco SpA	583,624
16,300	Fukuoka Financial Group, Inc.	215,854
81,700	Hang Seng Bank, Ltd.	1,392,107
2,170,115	HSBC Holdings plc	12,218,266
416,296	ING Groep NV	2,179,985
1,590,071	Intesa Sanpaolo SpA	2,594,687
117,795	Isreal Discount Bank	348,937
40,200	Japan Post Bank Co., Ltd.	371,480
26,676	KBC Group NV	1,230,680
7,483,252	Lloyds Banking Group plc	2,950,272
101,160	Mebuki Financial Group, Inc.	206,301
70,527	Mediobanca SpA	388,712
1,314,200	Mitsubishi UFJ Financial Group, Inc.	4,903,495
15,515	Mizrahi Tefahot Bank, Ltd.	289,883
2,577,239	Mizuho Financial Group, Inc.	2,949,990
308,022	National Australia Bank, Ltd.	3,255,141
346,145	Nordea Bank AB*	1,955,660
353,299	Oversea-Chinese Banking Corp., Ltd.	2,149,863
17,372	Raiffeisen International Bank-Holding AG	254,928
230,387	Resona Holdings, Inc.	693,349
501,479	Royal Bank of Scotland Group plc	699,326
57,800	Seven Bank, Ltd.	149,411
20,000	Shinsei Bank, Ltd.	266,985
51,800	Shizuoka Bank, Ltd. (The)	315,194
173,877	Skandinaviska Enskilda Banken AB, Class A	1,177,215
86,612	Societe Generale	1,456,619
290,250	Standard Chartered plc	1,599,380
139,369	Sumitomo Mitsui Financial Group, Inc.	3,386,764
33,003	Sumitomo Mitsui Trust Holdings, Inc.	953,558

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
166,168	Svenska Handelsbanken AB, Class A	$1,392,746
96,751	Swedbank AB, Class A*	1,081,338
214,745	Unicredit SpA	1,680,932
134,673	United Overseas Bank, Ltd.	1,844,862
381,289	Westpac Banking Corp.	3,984,210

		96,556,390

Beverages (2.0%):
81,405	Anheuser-Busch InBev NV	3,614,066
38,400	Asahi Breweries, Ltd.	1,246,981
141,900	Budweiser Brewing Co. APAC, Ltd.*	364,612
11,428	Carlsberg A/S, Class B	1,297,703
48,245	Coca-Cola Amatil, Ltd.	266,558
14,800	Coca-Cola Bottlers Japan Holdings, Inc.	304,063
24,039	Coca-Cola European Partners plc	915,834
21,123	Coca-Cola HBC AG	453,890
58,641	Davide Campari - Milano SpA	421,690
250,727	Diageo plc	8,028,540
12,778	Heineken Holding NV	980,417
27,692	Heineken NV	2,317,130
87,900	Kirin Holdings Co., Ltd.	1,741,213
22,685	Pernod Ricard SA	3,225,801
2,191	Remy Cointreau SA	240,007
14,400	Suntory Beverage & Food, Ltd.	544,994
80,195	Treasury Wine Estates, Ltd.	491,839

		26,455,338

Biotechnology (1.1%):
3,973	BeiGene, Ltd., ADR*	489,116
48,490	CSL, Ltd.	8,793,374
4,967	Galapagos NV*	985,294
6,952	Genmab A/S*	1,411,582
33,350	Grifols SA^	1,135,592
9,300	Peptidream, Inc.*	324,650

		13,139,608

Building Products (0.9%):
18,400	AGC, Inc.	452,289
107,082	ASSA Abloy AB, Class B	2,026,155
52,561	Compagnie de Saint-Gobain SA	1,277,610
26,600	Daikin Industries, Ltd.	3,244,218
3,957	Geberit AG, Registered Shares	1,746,302
16,424	Kingspan Group plc	879,157
28,100	Lixil Group Corp.	349,473
15,400	TOTO, Ltd.	512,693

		10,487,897

Capital Markets (2.3%):
103,957	3i Group plc	1,017,143
5,933	Amundi SA	351,034
20,120	ASX, Ltd.	970,039
273,074	Credit Suisse Group AG	2,255,815
163,400	Daiwa Securities Group, Inc.	633,891
209,766	Deutsche Bank AG, Registered Shares	1,408,801
20,299	Deutsche Boerse AG	2,787,672
37,096	Hargreaves Lansdown plc	635,477
127,993	Hong Kong Exchanges & Clearing, Ltd.	3,843,911
56,500	Japan Exchange Group, Inc.	998,473
24,447	Julius Baer Group, Ltd.	834,992
33,628	London Stock Exchange Group plc	3,029,216
35,968	Macquarie Group, Ltd.	1,957,568
14,655	Magellan Financial Group, Ltd.	386,585
101,059	Natixis	328,495
354,600	Nomura Holdings, Inc.	1,502,381
1,997	Partners Group Holding AG	1,381,860

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
24,290	SBI Holdings, Inc.	$354,404
12,878	Schroders plc	395,456
84,800	Singapore Exchange, Ltd.	546,191
56,912	St. James Place plc	542,172
412,286	UBS Group AG	3,855,013

		30,016,589

Chemicals (3.2%):
50,537	Air Liquide SA	6,475,900
17,400	Air Water, Inc.	239,458
21,610	Akzo Nobel NV	1,424,277
7,589	Arkema SA	524,668
131,800	Asahi Kasei Corp.	931,665
98,127	BASF SE	4,741,523
11,572	Christian Hansen Holding A/S	868,546
20,935	Clariant AG	352,258
19,222	Covestro AG	596,941
13,596	Croda International plc	718,856
30,000	Daicel Corp.	219,071
883	EMS-Chemie Holding AG	556,008
23,429	Evonik Industries AG	500,118
8,204	Fuchs Petrolub AG^	291,428
986	Givaudan SA, Registered Shares	3,058,290
11,300	Hitachi Chemical Co., Ltd.	481,780
168,575	Incitec Pivot, Ltd.	214,660
—	International Flavors & Fragrances, Inc.	39
71,434	Israel Chemicals, Ltd.	226,985
19,984	Johnson Matthey plc	444,002
22,300	JSR Corp.	410,843
18,300	Kansai Paint Co., Ltd.	348,996
19,383	Koninklijke DSM NV	2,201,966
32,800	Kuraray Co., Ltd.	331,531
9,160	Lanxess AG	366,607
136,800	Mitsubishi Chemical Holdings Corp.	814,041
17,500	Mitsubishi Gas Chemical Co., Inc.	190,117
19,500	Mitsui Chemicals, Inc.	370,116
15,600	Nippon Paint Holdings Co., Ltd.	822,490
13,300	Nissan Chemical Corp.	484,456
17,000	Nitto Denko Corp.	758,985
22,606	Novozymes A/S, Class B	1,031,167
40,383	Orica, Ltd.	378,727
37,800	Shin-Etsu Chemical Co., Ltd.	3,746,837
13,500	Showa Denko K.K.	279,160
13,633	Sika AG	2,256,605
7,931	Solvay SA	578,288
150,700	Sumitomo Chemical Co., Ltd.	447,265
13,745	Symrise AG	1,301,369
12,000	Taiyo Nippon Sanso Corp.	177,767
20,600	Teijin, Ltd.	349,050
146,700	Toray Industries, Inc.	636,211
27,300	Tosoh Corp.	310,644
20,861	Umicore SA	729,292
18,917	Yara International ASA	599,470

		42,788,473

Commercial Services & Supplies (0.6%):
166,144	Brambles, Ltd.	1,096,110
26,700	Dai Nippon Printing Co., Ltd.	568,758
25,983	Edenred	1,087,174
146,817	G4S plc	167,534
15,419	ISS A/S	212,602
13,800	Park24 Co., Ltd.	202,068
194,716	Rentokil Initial plc	934,336
22,400	SECOM Co., Ltd.	1,862,649
31,678	Securitas AB, Class B	343,163
7,800	Sohgo Security Services Co., Ltd.	380,065

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
30,500	Toppan Printing Co., Ltd.	$467,514

		7,321,973

Communications Equipment (0.3%):
602,613	Nokia OYJ	1,890,698
328,243	Telefonaktiebolaget LM Ericsson, Class B	2,681,259

		4,571,957

Construction & Engineering (0.7%):
27,869	ACS Actividades de Construccion y Servicios SA^	544,301
23,166	Bouygues SA	679,632
11,842	Cimic Group, Ltd.	168,617
8,376	Eiffage SA	593,043
52,147	Ferrovial SA	1,251,861
2,965	Hochtief AG	197,116
23,600	JGC Holdings Corp.	189,329
49,100	Kajima Corp.	503,969
66,800	Obayashi Corp.	572,305
59,700	Shimizu Corp.	467,005
36,273	Skanska AB, Class B^	553,337
22,200	Taisei Corp.	678,755
54,962	Vinci SA	4,546,586

		10,945,856

Construction Materials (0.3%):
138,414	Boral, Ltd.	173,040
84,433	CRH plc	2,300,920
96,309	Fletcher Building, Ltd.	199,915
15,340	HeidelbergCement AG	668,864
48,835	James Hardie Industries SE	569,400
52,643	LafargeHolcim, Ltd., Registered Shares	1,925,258
14,000	Taiheiyo Cement Corp.	239,473

		6,076,870

Consumer Finance (0.0%†):
36,500	ACOM Co., Ltd.	148,436
13,000	AEON Financial Service Co., Ltd.	139,074
18,100	Credit Saison Co., Ltd.	210,216
—	Isracard, Ltd.	1

		497,727

Containers & Packaging (0.1%):
24,026	Smurfit Kappa Group plc	677,289
13,700	Toyo Seikan Group Holdings, Ltd.	156,391

		833,680

Distributors (0.0%†):
10,588	Jardine Cycle & Carriage, Ltd.	146,693

Diversified Consumer Services (0.0%†):
6,800	Benesse Holdings, Inc.	173,210

Diversified Financial Services (0.7%):
331,346	AMP, Ltd.*	270,138
54,118	Challenger, Ltd.	137,741
4,807	Eurazeo Se	217,447
11,831	EXOR NV	609,244
8,766	Groupe Bruxelles Lambert SA	689,572
18,686	Industrivarden AB, Class C	365,096
48,662	Investor AB, Class B	2,240,137
24,510	Kinnevik AB, Class B	407,668
7,951	L E Lundbergforetagen AB	326,282
296,385	M&G plc*	412,611
39,200	Mitsubishi UFJ Lease & Finance Co., Ltd.	192,796
141,500	ORIX Corp.	1,701,825
4,432	Pargesa Holding SA	294,328
245,114	Standard Life Aberdeen plc	677,944
5,200	Tokyo Century Corp.	162,654

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
2,640	Wendel	$211,137

		8,916,620

Diversified Telecommunication Services (2.1%):
897,409	BT Group plc	1,308,582
26,762	Cellnex Telecom SAU	1,217,782
356,087	Deutsche Telekom AG, Registered Shares*	4,713,489
15,196	Elisa OYJ	944,000
396,525	HKT Trust & HKT, Ltd.	538,357
1,661	Iliad SA	225,697
381,663	Koninklijke KPN NV	912,659
137,504	Nippon Telegraph & Telephone Corp.	3,263,455
213,143	Orange SA	2,641,867
471,000	PCCW, Ltd.	258,827
14,940	Proximus SADP	342,754
872,300	Singapore Telecommunications, Ltd.	1,560,340
191,337	Spark New Zealand, Ltd.	466,230
2,767	Swisscom AG, Registered Shares	1,492,331
962,007	Telecom Italia SpA*	393,304
576,307	Telecom Italia SpA	228,072
88,241	Telefonica Deutschland Holding AG	219,247
499,236	Telefonica SA	2,291,281
78,775	Telenor ASA	1,156,238
292,325	Telia Co AB	1,052,447
444,722	Telstra Corp., Ltd.	848,511
45,014	TPG Telecom, Ltd.	194,886
11,519	United Internet AG, Registered Shares	345,446

		26,615,802

Electric Utilities (2.3%):
193,004	AusNet Services	203,809
68,800	Chubu Electric Power Co., Inc.	970,052
27,600	Chugoku Electric Power Co., Inc. (The)	386,497
66,070	CK Infrastructure Holdings, Ltd.	349,956
175,500	CLP Holdings, Ltd.	1,613,186
273,455	EDP - Energias de Portugal SA	1,098,506
62,681	Electricite de France	494,184
33,934	Endesa SA	726,300
868,935	Enel SpA	6,046,491
48,796	Fortum OYJ	717,266
283,500	HK Electric Investments, Ltd.	272,288
657,672	Iberdrola SA	6,492,069
76,000	Kansai Electric Power Co., Inc. (The)	847,871
36,600	Kyushu Electric Power Co., Inc.	294,887
83,495	Mercury NZ, Ltd.	208,825
20,210	Orsted A/S	1,985,397
152,000	Power Assets Holdings, Ltd.	905,572
45,101	Red Electrica Corp SA	811,900
110,548	Scottish & Southern Energy plc	1,783,719
150,318	Terna SpA	952,307
45,200	Tohoku Electric Power Co., Inc.	436,439
172,000	Tokyo Electric Power Co. Holdings, Inc.*	601,103
6,614	Verbund AG, Class A	239,655

		28,438,279

Electrical Equipment (1.3%):
196,891	ABB, Ltd.	3,463,285
13,400	Fuji Electric Co., Ltd.	303,181
28,504	Legrand SA	1,831,154
531,920	Melrose Industries plc	600,554
195,000	Mitsubishi Electric Corp.	2,406,961
49,600	Nidec Corp.	2,573,173
27,397	Prysmian SpA	438,630
59,068	Schneider Electric SA	5,084,271

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
24,868	Siemens Gamesa Renewable Energy	$374,074
20,187	Vestas Wind Systems A/S	1,643,831

		18,719,114

Electronic Equipment, Instruments & Components (1.8%):
24,300	Alps Alpine Co., Ltd.	235,501
40,560	Halma plc	963,420
15,300	Hamamatsu Photonics KK	626,342
28,105	Hexagon AB, Class B	1,199,828
3,214	Hirose Electric Co., Ltd.	333,400
6,900	Hitachi High-Technologies Corp.	512,235
103,320	Hitachi, Ltd.	3,008,048
6,329	Ingenico Group	672,479
19,480	Keyence Corp.	6,287,373
34,300	Kyocera Corp.	2,034,361
61,400	Murata Manufacturing Co., Ltd.	3,108,189
19,800	Omron Corp.	1,030,208
24,400	Shimadzu Corp.	642,369
13,600	TDK Corp.	1,052,533
27,200	Venture Corp., Ltd.	258,605
25,600	Yaskawa Electric Corp.	703,592
26,600	Yokogawa Electric Corp.	320,416

		22,988,899

Energy Equipment & Services (0.0%†):
50,094	Tenaris SA	306,347
38,726	Worley, Ltd.	151,713

		458,060

Entertainment (0.7%):
9,600	Konami Holdings Corp.	294,357
54,700	Nexon Co., Ltd.	894,836
12,000	Nintendo Co., Ltd.	4,628,972
10,500	Square Enix Holdings Co., Ltd.	469,307
12,800	Toho Co., Ltd.	391,398
9,660	UbiSoft Entertainment SA*	712,192
88,527	Vivendi Universal SA	1,898,969

		9,290,031

Equity Real Estate Investment Trusts (1.4%):
307,027	Ascendas Real Estate Investment Trust	612,002
97,460	British Land Co. plc	405,372
263,218	CapitaLand Commercial Trust	283,640
299,900	CapitaLand Mall Trust	378,090
5,451	Covivio	307,331
223	Daiwahouse Residential Investment Corp.	544,901
112,934	Dexus	644,436
4,889	Gecina SA	648,392
175,806	Goodman Group	1,342,614
194,842	GPT Group	443,897
2,872	Icade	227,579
87	Japan Prime Realty Investment Corp.	261,323
141	Japan Real Estate Investment Corp.	826,721
258	Japan Retail Fund Investment Corp.	291,374
20,181	Klepierre	389,614
77,715	Land Securities Group plc	535,309
224,000	Link REIT (The)	1,892,263
230,900	Mapletree Commercial Trust	297,634
415,033	Mirvac Group	549,123
143	Nippon Building Fund, Inc.	960,930
208	Nippon Prologis REIT, Inc.	524,087
430	Nomura Real Estate Master Fund, Inc.	542,709
301	Orix JREIT, Inc.	395,310
579,264	Scentre Group	573,344

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
117,161	SERGO plc	$1,107,710
236,568	Stockland	378,876
224,500	Suntec Real Estate Investment Trust	197,670
14,782	Unibail-Rodamco-Westfield^	836,819
347	United Urban Investment Corp.	344,348
337,565	Vicinity Centres	212,376

		16,955,794

Food & Staples Retailing (1.6%):
69,900	AEON Co., Ltd.	1,553,839
64,684	Carrefour SA	1,024,502
6,499	Casino Guichard-Perrachon SA^	250,531
119,930	Coles Group, Ltd.	1,134,332
5,622	Colruyt SA	304,764
41,500	Dairy Farm International Holdings, Ltd.	191,005
26,700	FamilyMart Co., Ltd.	478,131
10,375	ICA Gruppen AB	437,775
177,104	J Sainsbury plc	461,122
26,537	Jeronimo Martins SGPS SA	479,857
117,597	Koninklijke Ahold Delhaize NV	2,751,401
5,100	LAWSON, Inc.	280,550
16,083	METRO AG	139,153
80,500	Seven & I Holdings Co., Ltd.	2,658,670
8,500	Sundrug Co., Ltd.	272,842
1,046,299	Tesco plc	2,962,164
4,200	Tsuruha Holdings, Inc.	555,401
4,700	Welcia Holdings Co., Ltd.	330,952
121,135	Wesfarmers, Ltd.	2,607,678
244,441	William Morrison Supermarkets plc	538,373
134,743	Woolworths Group, Ltd.	2,943,176

		22,356,218

Food Products (4.0%):
78,280	A2 Milk Co., Ltd.*	791,462
46,900	Ajinomoto Co., Inc.	873,992
36,880	Associated British Foods plc	827,496
316	Barry Callebaut AG, Registered Shares	635,651
8,800	Calbee, Inc.	238,354
10	Chocoladefabriken Lindt & Spruengli AG	875,188
65,972	Danone SA	4,253,671
16,971	Kerry Group plc, Class A	1,945,071
15,300	Kikkoman Corp.	651,568
114	Lindt & Spruengli AG	963,533
12,552	Meiji Holdings Co., Ltd.	894,403
46,896	Mowi ASA	715,941
317,944	Nestle SA, Registered Shares	32,783,548
8,400	NH Foods, Ltd.	292,777
19,545	Nisshin Seifun Group, Inc.	326,283
6,800	Nissin Foods Holdings Co., Ltd.	567,626
82,673	Orkla ASA, Class A	708,590
10,100	Toyo Suisan Kaisha, Ltd.	489,066
88,000	Vitasoy International Holdings, Ltd.	265,763
993,888	WH Group, Ltd.	922,992
213,000	Wilmar International, Ltd.	481,934
13,100	Yakult Honsha Co., Ltd.	775,901
13,600	Yamazaki Baking Co., Ltd.	284,804

		51,565,614

Gas Utilities (0.4%):
126,055	APA Group	804,803
31,542	Gas Natural SDG SA	558,226
1,084,477	Hong Kong & China Gas Co., Ltd.	1,783,476
41,600	Osaka Gas Co., Ltd.	785,379
8,300	Toho Gas Co., Ltd.	379,056

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
41,600	Tokyo Gas Co., Ltd.	$985,725

		5,296,665

Health Care Equipment & Supplies (2.4%):
44,379	Alcon, Inc.*	2,265,692
20,600	Asahi Intecc Co., Ltd.	510,023
4,660	BioMerieux	525,739
4,288	Carl Zeiss Meditec AG*	416,515
6,163	Cochlear, Ltd.	707,804
12,692	Coloplast A/S, Class B	1,847,236
12,129	Demant A/S*^	269,292
30,313	EssilorLuxottica SA	3,269,569
61,365	Fisher & Paykel Healthcare Corp., Ltd.	1,112,034
40,400	HOYA Corp.	3,436,860
96,716	Koninklijke Philips NV	3,913,477
124,500	Olympus Corp.	1,797,088
3,930	Sartorius AG*	960,269
15,766	Siemens Healthineers AG	625,397
93,478	Smith & Nephew plc	1,658,427
5,787	Sonova Holding AG, Registered Shares	1,045,197
1,103	Straumann Holding AG, Registered Shares	822,373
17,500	Sysmex Corp.	1,265,460
69,000	Terumo Corp.	2,373,205

		28,821,657

Health Care Providers & Services (0.4%):
18,400	Alfresa Holdings Corp.	343,258
22,767	Fresenius Medical Care AG & Co., KGaA	1,518,223
44,648	Fresenius SE & Co. KGaA	1,677,353
20,100	Medipal Holdings Corp.	375,703
11,212	NMC Health plc	14,576
17,272	Ramsay Health Care, Ltd.	604,929
44,167	Ryman Healthcare, Ltd.	271,359
47,804	Sonic Healthcare, Ltd.	715,689
8,570	Suzuken Co., Ltd.	312,402

		5,833,492

Health Care Technology (0.1%):
47,100	M3, Inc.	1,392,078

Hotels, Restaurants & Leisure (1.0%):
19,564	Accor SA	535,008
60,475	Aristocrat Leisure, Ltd.	782,233
17,779	Carnival plc	215,746
169,486	Compass Group plc	2,647,521
42,677	Crown Resorts, Ltd.	197,859
6,425	Flight Centre Travel Group, Ltd.	39,152
8,510	Flutter Entertainment plc^	771,250
231,000	Galaxy Entertainment Group, Ltd.	1,223,620
628,157	Genting Singapore, Ltd.	305,354
60,363	GVC Holdings plc	418,918
17,736	InterContinental Hotels Group plc	759,197
7,129	McDonald’s Holdings Co., Ltd.^	322,003
24,767	Melco Resorts & Entertainment, Ltd., ADR	307,111
21,400	Oriental Land Co., Ltd.	2,739,024
257,132	Sands China, Ltd.	935,827
220,987	SJM Holdings, Ltd.	185,352
9,852	Sodexo SA	667,414
226,584	Tabcorp Holdings, Ltd.	359,319
50,001	TUI AG^	223,874
14,662	Whitbread plc	548,920
152,000	Wynn Macau, Ltd.	229,911

		14,414,613

Shares		Fair Value
Common Stocks, continued
Household Durables (1.3%):
108,781	Barratt Developments plc	$592,725
13,013	Berkeley Group Holdings plc (The)	581,556
19,600	Casio Computer Co., Ltd.	274,987
23,643	Electrolux AB, Series B, Class B	294,677
49,568	Husqvarna AB, Class B	249,435
16,200	Iida Group Holdings Co., Ltd.	224,442
36,700	Nikon Corp.	339,059
235,900	Panasonic Corp.	1,801,053
35,262	Persimmon plc	834,889
3,700	Rinnai Corp.	262,311
2,184	SEB SA	272,463
37,400	Sekisui Chemical Co., Ltd.	496,102
66,300	Sekisui House, Ltd.	1,095,849
25,700	Sharp Corp.	269,314
135,900	Sony Corp.	8,079,459
349,568	Taylor Wimpey plc	507,859
146,500	Techtronic Industries Co., Ltd.	943,777

		17,119,957

Household Products (0.9%):
64,795	Essity AB, Class B	1,999,852
11,397	Henkel AG & Co. KGaA	858,605
25,400	Lion Corp.	545,015
12,200	Pigeon Corp.	468,319
75,791	Reckitt Benckiser Group plc	5,815,395
43,100	Unicharm Corp.	1,618,516

		11,305,702

Independent Power and Renewable Electricity Producers (0.0%†):
16,500	Electric Power Development Co., Ltd.	333,158
122,079	Meridian Energy, Ltd.	288,718
21,504	Uniper SE	539,538

		1,161,414

Industrial Conglomerates (1.2%):
288,244	CK Hutchison Holdings, Ltd.	1,933,115
10,325	DCC plc	651,037
23,500	Jardine Matheson Holdings, Ltd.	1,175,485
23,500	Jardine Strategic Holdings, Ltd.	520,171
10,900	Keihan Holdings Co., Ltd.	485,289
155,300	Keppel Corp., Ltd.	578,506
173,834	NWS Holdings, Ltd.	177,919
19,600	Seibu Holdings, Inc.	215,864
95,700	SembCorp Industries, Ltd.	103,925
81,730	Siemens AG, Registered Shares	7,032,434
43,341	Smiths Group plc	655,991
40,400	Toshiba Corp.	889,528

		14,419,264

Insurance (5.0%):
19,601	Admiral Group plc	540,726
191,169	AEGON NV	484,802
19,592	Ageas NV	815,005
1,291,600	AIA Group, Ltd.	11,619,998
44,569	Allianz SE, Registered Shares+	7,680,761
117,396	Assicurazioni Generali SpA	1,598,840
418,497	Aviva plc	1,389,038
206,499	AXA SA	3,574,944
5,102	Baloise Holding AG, Registered Shares	669,954
14,891	CNP Assurances SA	145,719
115,200	Dai-ichi Life Holdings, Inc.	1,378,839
144,862	Direct Line Insurance Group plc	529,932
19,205	Gjensidige Forsikring ASA*	329,148
6,317	Hannover Rueck SE	923,337
246,903	Insurance Australia Group, Ltd.	961,760
168,300	Japan Post Holdings Co., Ltd.	1,318,744
25,800	Japan Post Insurance Co., Ltd.	320,096

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
637,285	Legal & General Group plc	$1,524,247
124,272	Mapfre SA	212,507
298,241	Medibank Private, Ltd.	486,482
50,711	MS&AD Insurance Group Holdings, Inc.	1,420,576
15,418	Muenchener Rueckversicherungs-Gesellschaft AG	3,115,805
33,034	NN Group NV	891,967
57,201	Poste Italiane SpA	484,409
277,779	Prudential plc	3,545,012
145,294	QBE Insurance Group, Ltd.	793,584
110,215	RSA Insurance Group plc	572,765
47,363	Sampo Oyj, Class A	1,384,971
17,331	SCOR SA	381,758
35,925	Sompo Holdings, Inc.	1,111,404
17,300	Sony Financial Holdings, Inc.	292,458
130,608	Suncorp Group, Ltd.	729,751
3,589	Swiss Life Holding AG, Registered Shares	1,222,453
31,481	Swiss Re AG	2,428,314
57,936	T&D Holdings, Inc.	473,081
68,300	Tokio Marine Holdings, Inc.	3,132,848
11,889	Tryg A/S	293,371
15,984	Zurich Insurance Group AG	5,676,022

		64,455,428

Interactive Media & Services (0.1%):
94,932	Auto Trader Group plc	515,799
16,000	Kakaku.com, Inc.	293,667
5,800	Line Corp.*	280,291
6,156	REA Group, Ltd.^	289,752
277,400	Z Holdings Corp.	892,404

		2,271,913

Internet & Direct Marketing Retail (0.6%):
12,101	Delivery Hero SE*	917,368
12,150	Just Eat Takeaway*	915,680
8,900	Mercari, Inc.*^	172,706
50,191	Ocado Group plc*	757,710
52,071	Prosus NV*	3,606,934
92,000	Rakuten, Inc.	698,080
14,335	Zalando SE*	558,396
10,400	ZOZO, Inc.	139,566

		7,766,440

IT Services (1.0%):
1,118	Adyen NV*	945,934
46,075	Amadeus IT Group SA	2,184,526
10,497	Atos SE	710,099
16,979	Capgemini SA	1,435,938
54,245	Computershare, Ltd.	321,534
21,000	Fujitsu, Ltd.	1,895,285
4,000	GMO Payment Gateway, Inc.	280,709
11,500	Itochu Techno-Solutions Corp.	328,085
37,638	Nomura Research Institute, Ltd.	795,375
66,600	NTT Data Corp.	640,650
6,900	OBIC Co., Ltd.	901,518
10,800	Otsuka Corp.	462,139
12,541	Wirecard AG^	1,440,073
5,192	Wix.com, Ltd.*	523,457
14,032	Worldline SA*	824,604

		13,689,926

Leisure Products (0.2%):
21,300	Bandai Namco Holdings, Inc.	1,033,904
4,000	Sankyo Co., Ltd.	116,600
18,400	Sega Sammy Holdings, Inc.	224,068
7,900	Shimano, Inc.	1,131,638

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
14,900	Yamaha Corp.	$580,908

		3,087,118

Life Sciences Tools & Services (0.5%):
1,232	Eurofins Scientific SE^	610,558
7,956	Lonza Group AG, Registered Shares	3,311,479
24,197	Qiagen NV*	981,700
2,954	Sartorius Stedim Biotech*	593,055

		5,496,792

Machinery (2.5%):
34,262	Alfa Laval AB	594,286
20,369	Alstom SA	852,223
32,800	Amada Holdings Co., Ltd.	258,972
7,942	Andritz AG*	249,832
41,141	Atlas Copco AB	1,214,243
71,742	Atlas Copco AB, Class A	2,413,205
112,687	CNH Industrial NV	644,574
10,800	Daifuku Co., Ltd.	684,573
41,260	Epiroc AB	409,548
70,406	Epiroc AB, Class A	698,574
20,700	FANUC Corp.	2,807,481
15,509	GEA Group AG	319,265
29,600	Hino Motors, Ltd.	159,113
12,300	Hitachi Construction Machinery Co., Ltd.	248,801
5,400	Hoshizaki Corp.	405,862
14,800	IHI Corp.	172,663
23,100	JTEKT Corp.	156,880
17,100	Kawasaki Heavy Industries, Ltd.	247,955
6,416	Kion Group AG	281,753
5,129	Knorr-Bremse AG	459,740
98,700	Komatsu, Ltd.	1,624,246
36,313	Kone OYJ, Class B	2,060,502
110,800	Kubota Corp.	1,417,488
9,900	Kurita Water Industries, Ltd.	228,803
23,900	Makita Corp.	732,927
11,910	Metso Oyj	283,996
39,100	MINEBEA MITSUMI, Inc.	583,098
29,900	Misumi Group, Inc.	652,113
34,200	Mitsubishi Heavy Industries, Ltd.	865,103
10,900	Nabtesco Corp.	251,464
30,200	NGK Insulators, Ltd.	395,926
42,400	NSK, Ltd.	272,016
120,612	Sandvik AB	1,714,345
4,463	Schindler Holding AG	981,392
2,127	Schindler Holding AG, Registered Shares	450,169
41,858	SKF AB, Class B^	576,382
6,100	SMC Corp.	2,604,283
7,870	Spirax-Sarco Engineering plc	794,821
13,500	Sumitomo Heavy Industries, Ltd.	243,523
12,100	THK Co., Ltd.	247,082
158,754	Volvo AB, Class B	1,910,642
45,633	Wartsila OYJ Abp, Class B	335,250
27,770	Weir Group plc (The)	251,653
306,850	Yangzijiang Shipbuilding Holdings, Ltd.	179,325

		32,936,092

Marine (0.2%):
370	A.P. Moeller - Maersk A/S, Class A	307,094
726	A.P. Moeller - Maersk A/S, Class B	651,496
5,556	Kuehne & Nagel International AG, Registered Shares	763,984
13,700	Mitsui O.S.K. Lines, Ltd.	220,992
17,000	Nippon Yusen KK	202,122

		2,145,688

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media (0.4%):
65,352	Altice Europe NV, Class A*	$252,554
10,400	Cyberagent, Inc.	403,641
23,277	Dentsu Group, Inc.	448,843
19,566	Eutelsat Communications SA	204,818
22,700	Hakuhodo DY Holdings, Inc.	229,003
137,959	Informa plc	764,940
390,353	ITV plc	322,684
8,903	JCDecaux SA	161,402
82,101	Pearson plc	566,756
22,606	Publicis Groupe SA	648,389
11,652	Schibsted ASA, Class B	207,201
40,089	SES Global, Class A	235,811
126,768	Singapore Press Holdings, Ltd.	163,350
5,630	Telenet Group Holding NV	169,652
132,375	WPP plc	901,749

		5,680,793

Metals & Mining (2.1%):
293,204	Alumina, Ltd.	261,285
110,019	Anglo American plc	1,922,045
44,246	Antofagasta plc	422,013
73,727	ArcelorMittal	698,516
225,646	BHP Group plc	3,489,223
314,723	BHP Group, Ltd.	5,719,780
50,530	BlueScope Steel, Ltd.	275,502
28,378	Boliden AB	517,805
60,439	EVRAZ plc	172,436
148,311	Fortescue Metals Group, Ltd.	905,556
1,140,499	Glencore plc	1,740,284
23,000	Hitachi Metals, Ltd.	242,222
53,100	JFE Holdings, Inc.	345,657
5,000	Maruichi Steel Tube, Ltd.	120,453
12,800	Mitsubishi Materials Corp.	262,382
82,140	Newcrest Mining, Ltd.	1,153,752
83,948	Nippon Steel Corp.	719,139
139,445	Norsk Hydro ASA	303,452
120,285	Rio Tinto plc	5,520,096
39,659	Rio Tinto, Ltd.	2,098,612
503,161	South32, Ltd.	542,170
25,900	Sumitomo Metal & Mining Co., Ltd.	531,255
40,763	ThyssenKrupp AG*^	217,135
14,170	Voestalpine AG	288,440

		28,469,210

Multiline Retail (0.3%):
63,114	Harvey Norman Holdings, Ltd.^	113,816
37,900	Isetan Mitsukoshi Holdings, Ltd.	220,978
27,000	J. Front Retailing Co., Ltd.	224,327
223,612	Marks & Spencer Group plc	274,507
20,000	Marui Group Co., Ltd.	335,773
13,793	Next plc	694,600
47,400	Pan Pacific International Holdings Corp.	900,242
25,400	Ryohin Keikaku Co., Ltd.	285,131

		3,049,374

Multi-Utilities (1.1%):
66,544	AGL Energy, Ltd.	712,394
681,724	Centrica plc	320,599
239,860	E.ON SE	2,521,799
195,132	Engie Group	2,017,919
371,866	National Grid plc	4,357,415
62,393	RWE AG	1,669,733
35,447	Suez	361,058
57,574	Veolia Environnement SA	1,231,335

		13,192,252

Oil, Gas & Consumable Fuels (3.6%):
8,159	Aker BP ASA	104,044

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,165,535	BP plc	$9,210,362
29,171	Caltex Australia, Ltd.	409,250
22,895	Enagas SA	455,319
271,784	ENI SpA	2,747,097
107,007	Equinor ASA	1,350,072
55,758	Galp Energia SGPS SA	636,429
20,287	Idemitsu Kosan Co., Ltd.	465,156
112,800	INPEX Corp.	634,145
327,820	JXTG Holdings, Inc.	1,123,802
7,184	Koninklijke Vopak NV	374,489
20,139	Lundin Petroleum AB	385,978
45,199	Neste Oyj	1,530,536
160,365	Oil Search, Ltd.	243,868
15,669	OMV AG	432,974
192,376	Origin Energy, Ltd.	515,174
151,313	Repsol SA	1,380,388
446,618	Royal Dutch Shell plc, Class A	7,813,864
398,926	Royal Dutch Shell plc, Class B	6,687,164
191,203	Santos, Ltd.	414,332
217,615	Snam SpA	1,004,808
256,412	Total SA^	9,940,789
12,993	Washington H. Soul Pattinson & Co., Ltd.^	135,070
100,670	Woodside Petroleum, Ltd.	1,121,306

		49,116,416

Paper & Forest Products (0.3%):
50,509	Mondi plc	861,331
91,400	Oji Holdings Corp.	490,201
60,679	Stora Enso OYJ, Registered Shares, Class R*	615,692
57,022	UPM-Kymmene OYJ^	1,571,234

		3,538,458

Personal Products (2.3%):
10,769	Beiersdorf AG	1,095,482
51,500	Kao Corp.	4,217,361
5,100	Kobayashi Pharmaceutical Co., Ltd.	472,838
3,600	Kose Corp.	443,897
26,830	L’Oreal SA	7,040,564
10,700	Pola Orbis Holdings, Inc.	197,667
42,700	Shiseido Co., Ltd.	2,522,719
156,781	Unilever NV	7,722,476
118,498	Unilever plc	5,980,773

		29,693,777

Pharmaceuticals (9.7%):
201,800	Astellas Pharma, Inc.	3,124,333
140,159	AstraZeneca plc	12,517,149
104,958	Bayer AG, Registered Shares	6,159,365
23,900	Chugai Pharmaceutical Co., Ltd.	2,766,843
60,600	Daiichi Sankyo Co., Ltd.	4,169,959
26,900	Eisai Co., Ltd.	1,974,728
532,996	GlaxoSmithKline plc	9,995,210
7,816	H. Lundbeck A/S	232,667
5,000	Hisamitsu Pharmaceutical Co., Inc.	233,157
4,528	Ipsen SA	234,974
25,500	Kyowa Kirin Co., Ltd.	571,848
13,808	Merck KGaA	1,431,393
5,200	Nippon Shinyaku Co., Ltd.	408,633
229,513	Novartis AG, Registered Shares	18,975,997
189,040	Novo Nordisk A/S, Class B	11,407,042
37,900	Ono Pharmaceutical Co., Ltd.	872,526
10,458	Orion OYJ, Class B*	428,884
41,700	Otsuka Holdings Co., Ltd.	1,632,760
11,679	Recordati SpA	494,624
75,059	Roche Holding AG	24,412,880
120,480	Sanofi	10,604,239

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
37,900	Santen Pharmaceutical Co., Ltd.	$652,882
28,800	Shionogi & Co., Ltd.	1,417,333
17,800	Sumitomo Dainippon Pharma Co., Ltd.	230,991
3,300	Taisho Pharmaceutical Holdings Co., Ltd.	202,909
159,973	Takeda Pharmacuetical Co., Ltd.	4,896,271
116,675	Teva Pharmaceutical Industries, Ltd., ADR*	1,047,742
13,507	UCB SA	1,172,541
4,861	Vifor Pharma AG	672,868

		122,942,748

Professional Services (1.3%):
17,109	Adecco SA, Registered Shares	675,329
31,384	Bureau Veritas SA	596,371
97,057	Experian plc	2,701,247
16,947	Intertek Group plc	990,298
21,200	Persol Holdings Co., Ltd.	212,973
12,022	Randstad NV	424,640
145,000	Recruit Holdings Co., Ltd.	3,744,684
207,123	RELX plc	4,439,064
32,954	Seek, Ltd.	309,058
647	SGS SA, Registered Shares	1,501,429
6,244	Teleperformance	1,302,902
29,168	Wolters Kluwer NV	2,073,269

		18,971,264

Real Estate Management & Development (1.8%):
10,760	AEON Mall Co., Ltd.	135,734
124,734	Aroundtown SA	624,926
4,496	Azrieli Group	260,047
74,028	BGP Holdings plc*(a)	106
266,200	CapitaLand, Ltd.	531,565
47,900	City Developments, Ltd.	242,895
276,244	CK Asset Holdings, Ltd.	1,502,881
7,800	Daito Trust Construction Co., Ltd.	727,611
60,500	Daiwa House Industry Co., Ltd.	1,498,605
38,431	Deutsche Wohnen SE	1,467,962
203,000	Hang Lung Properties, Ltd.	410,588
150,956	Henderson Land Development Co., Ltd.	573,329
126,900	Hongkong Land Holdings, Ltd.	474,671
32,500	Hulic Co., Ltd.	330,035
75,775	Kerry Properties, Ltd.	198,990
60,898	Lend Lease Group	382,930
126,300	Mitsubishi Estate Co., Ltd.	1,862,157
94,200	Mitsui Fudosan Co., Ltd.	1,629,515
674,623	New World Development Co., Ltd.	722,654
12,300	Nomura Real Estate Holdings, Inc.	199,538
310,601	Sino Land Co., Ltd.	392,959
35,200	Sumitomo Realty & Development Co., Ltd.	858,055
170,500	Sun Hung Kai Properties, Ltd.	2,238,722
57,964	Swire Pacific, Ltd., Class A	371,351
122,000	Swire Properties, Ltd.	342,300
8,114	Swiss Prime Site AG	796,819
61,000	Tokyu Fudosan Holdings Corp.	292,012
51,296	UOL Group, Ltd.	236,249
55,038	Vonovia SE	2,712,145
129,300	Wharf Real Estate Investment Co., Ltd.^	529,827
86,897	Wheelock & Co., Ltd.	590,281

		23,137,459

Road & Rail (1.3%):
214,136	Aurizon Holdings, Ltd.	554,555
15,400	Central Japan Railway Co.	2,469,009

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
243,600	ComfortDelGro Corp., Ltd.	$260,766
22,596	DSV PANALPINA A/S	2,058,140
32,313	East Japan Railway Co.	2,448,848
23,900	Hankyu Hanshin Holdings, Inc.	804,883
23,600	Keikyu Corp.	397,654
11,100	Keio Corp.	657,273
13,700	Keisei Electric Railway Co., Ltd.	395,669
18,300	Kintetsu Group Holdings Co., Ltd.	848,468
16,600	Kyushu Railway Co.	477,419
164,494	MTR Corp., Ltd.	847,021
19,200	Nagoya Railroad Co., Ltd.	539,326
8,200	Nippon Express Co., Ltd.	401,603
31,400	Odakyu Electric Railway Co., Ltd.	690,301
20,200	Tobu Railway Co., Ltd.	706,154
55,000	Tokyu Corp.	866,509
17,200	West Japan Railway Co.	1,178,074

		16,601,672

Semiconductors & Semiconductor Equipment (1.9%):
20,600	Advantest Corp.	826,276
35,900	ASM Pacific Technology, Ltd.	334,968
45,476	ASML Holding NV	12,082,402
2,700	Disco Corp.	532,913
133,636	Infineon Technologies AG	2,001,135
29,864	NXP Semiconductors NV	2,476,622
78,700	Renesas Electronics Corp.*	282,602
10,200	ROHM Co., Ltd.	558,659
72,960	STMicroelectronics NV	1,587,442
27,200	SUMCO Corp.	349,841
16,800	Tokyo Electron, Ltd.	3,159,500

		24,192,360

Software (1.8%):
7,404	AVEVA Group plc	319,628
13,012	Check Point Software Technologies, Ltd.*	1,308,226
4,451	CyberArk Software, Ltd.*	380,828
14,045	Dassault Systemes SA	2,082,256
41,003	Micro Focus International plc	202,780
6,468	NICE Systems, Ltd.*	936,553
3,800	Oracle Corp.	331,798
116,349	Sage Group plc	851,938
104,999	SAP SE	12,056,151
6,765	Temenos AG	887,426
12,900	Trend Micro, Inc.	637,272
16,409	WiseTech Global, Ltd.^	171,053

		20,165,909

Specialty Retail (0.8%):
3,700	ABC-Mart, Inc.	185,599
4,318	Dufry AG, Registered Shares	133,907
6,200	Fast Retailing Co., Ltd.	2,533,771
85,829	Hennes & Mauritz AB, Class B	1,105,325
2,400	Hikari Tsushin, Inc.	402,718
116,540	Industria de Diseno Textil SA	3,024,752
50,176	JD Sports Fashion plc	288,728
225,438	Kingfisher plc	405,972
8,600	Nitori Co., Ltd.	1,162,627
2,400	Shimamura Co., Ltd.	144,975
24,400	USS Co., Ltd.	336,138
69,100	Yamada Denki Co., Ltd.	275,951

		10,000,463

Technology Hardware, Storage & Peripherals (0.5%):
22,600	Brother Industries, Ltd.	345,495
106,900	Canon, Inc.	2,335,068
38,500	FUJIFILM Holdings Corp.	1,932,744

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
54,700	Konica Minolta, Inc.	$222,141
26,400	NEC Corp.	963,375
69,000	Ricoh Co., Ltd.	506,738
27,900	Seiko Epson Corp.	301,960

		6,607,521

Textiles, Apparel & Luxury Goods (2.3%):
19,271	Adidas AG	4,432,034
42,083	Burberry Group plc	688,319
55,768	Cie Financiere Richemont SA	3,057,615
3,384	Hermes International SA	2,336,556
8,095	Kering	4,222,768
29,699	LVMH Moet Hennessy Louis Vuitton SA	11,021,101
19,178	Moncler SpA	699,903
11,747	Pandora A/S^	382,665
8,997	Puma SE	537,325
3,207	Swatch Group AG (The), Class B	641,230
5,032	Swatch Group AG (The), Registered Shares	198,090
74,486	Yue Yuen Industrial Holdings, Ltd.	113,441

		28,331,047

Tobacco (1.1%):
245,066	British American Tobacco plc	8,366,609
101,128	Imperial Brands plc, Class A	1,874,056
128,200	Japan Tobacco, Inc.	2,373,372
17,792	Swedish Match AB, Class B	1,018,628

		13,632,665

Trading Companies & Distributors (1.2%):
12,495	AerCap Holdings NV*	284,761
48,666	Ashtead Group plc	1,080,645
17,044	Brenntag AG	643,738
35,472	Bunzl plc	715,048
24,202	Ferguson plc	1,513,010
143,900	Itochu Corp.	2,986,066
161,900	Marubeni Corp.	807,284
144,400	Mitsubishi Corp.	3,065,271
176,900	Mitsui & Co., Ltd.	2,464,585
12,700	MonotaRo Co., Ltd.	337,504
127,000	Sumitomo Corp.	1,456,492
23,400	Toyota Tsushu Corp.	550,989

		15,905,393

Transportation Infrastructure (0.4%):
7,123	Aena SME SA	777,134
3,172	Aeroports de Paris	304,463
51,721	Atlantia SpA	648,133
107,595	Auckland International Airport, Ltd.	316,990
4,779	Fraport AG	193,911
47,743	Getlink SE	576,906
5,100	Japan Airport Terminal Co., Ltd.	196,886
12,000	Kamigumi Co., Ltd.	203,029
74,000	SATS, Ltd.	164,742
114,915	Sydney Airport	401,946
291,991	Transurban Group	2,147,398

		5,931,538

Water Utilities (0.1%):
25,272	Severn Trent plc	712,613
74,656	United Utilities Group plc	833,465

		1,546,078

Wireless Telecommunication Services (1.9%):
188,700	KDDI Corp.	5,578,387
9,455	Millicom International Cellular SA, SDR	266,471
142,500	NTT DoCoMo, Inc.	4,480,136

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
179,000	Softbank Corp.	$2,278,805
167,500	SoftBank Group Corp.	5,866,167
53,324	Tele2 AB	717,206
2,859,863	Vodafone Group plc	3,994,016

		23,181,188

Total Common Stocks (Cost $1,195,186,586)		1,213,325,740

Preferred Stocks (0.4%):
Automobiles (0.3%):
6,667	Bayerische Motoren Werke AG (BMW), 8.87%, 5/15/20	291,603
15,679	Porsche Automobil Holding SE, 5.64%, 5/20/20	677,145
19,827	Volkswagen AG, 4.50%, 5/8/20	2,361,623

		3,330,371

Household Products (0.1%):
19,034	Henkel AG & Co. KGaA, 2.50%, 4/21/20	1,551,781

Total Preferred Stocks (Cost $5,496,842)		4,882,152

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan (1.6%):
$21,290,314	BlackRock Liquidity FedFund, Institutional Class , 1.81%(b)(c)	21,290,314

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $21,290,314)		21,290,314

Total Investment Securities (Cost $1,221,973,742) - 95.6%		1,239,498,206
Net other assets (liabilities) - 4.4%		56,991,565

Net Assets - 100.0%		$1,296,489,771

Percentages indicated are based on net assets as of March 31, 2020.

ADR	-	American Depository Receipt
REIT	-	Real Estate Investment Trust
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $20,591,760.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2020. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(c)	The rate represents the effective yield at March 31, 2020.

Amounts shown as “—” are either $0 or round less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2020:

(Unaudited)

Country	Percentage
Australia	6.1%
Austria	0.2%
Belgium	0.9%
Bermuda	0.1%
China	0.1%
Denmark	2.2%
Finland	1.1%
France	10.1%
Germany	8.2%
Hong Kong	3.5%
Ireland	0.9%
Isle of Man	—%†
Israel	0.6%
Italy	2.0%
Japan	25.7%
Luxembourg	0.1%
Netherlands	4.0%
New Zealand	0.3%
Norway	0.5%
Portugal	0.2%
Singapore	1.2%
Spain	2.5%
Sweden	2.5%
Switzerland	10.7%
United Arab Emirates	—%†
United Kingdom	14.6%
United States	1.7%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
ASX SPI 200 Index June Futures (Australian Dollar)	6/18/20	119	$9,346,038	$(88,877)
DJ EURO STOXX 50 June Futures (Euro)	6/19/20	947	28,683,048	280,667
FTSE 100 Index June Futures (British Pounds)	6/19/20	244	17,075,576	252,438
SGX Nikkei 225 Index June Futures (Japanese Yen)	6/11/20	232	20,284,625	(192,608)

				$251,620

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (5.3%):
$1,455,438	Ajax Mortgage Loan Trust, Class A1, Series 2019-F, 2.86%, 7/25/59, Callable 11/25/22 @ 100(a)(b)	$1,423,536
540,115	Navient Student Loan Trust, Class A, Series 2014-2, 1.59%(US0001M+64bps), 3/25/83, Callable 7/25/33 @ 100	505,077
965,000	Navient Student Loan Trust, Class A3, Series 2016-2, 2.45%(US0001M+150bps), 6/25/65, Callable 10/25/31 @ 100(a)	932,731
950,000	Navient Student Loan Trust, Class A3, Series 2017-3A, 2.00%(US0001M+105bps), 7/26/66, Callable 8/25/34 @ 100(a)	899,929
955,738	SLC Student Loan Trust, Class 2A3, Series 2008-1, 2.34%(US0003M+160bps), 12/15/32, Callable 12/15/27 @ 100	967,126
2,615,000	SLC Student Loan Trust, Class 2A3, Series 2006-1, 0.90%(US0003M+16bps), 3/15/55, Callable 9/15/30 @ 100	2,274,268
601,015	SLM Student Loan Trust, Class 2A3, Series 2003-7, 1.31%(US0003M+57bps), 9/15/39, Callable 12/15/28 @ 100	501,680
1,220,000	SLM Student Loan Trust, Class 2A3, Series 2008-5, 3.64%(US0003M+185bps), 7/25/73, Callable 4/25/22 @ 100	1,137,834
240,000	SLM Student Loan Trust, Class 2A3, Series 2008-9, 4.04%(US0003M+225bps), 10/25/83, Callable 7/25/22 @ 100	229,902
70,794	SLM Student Loan Trust, Class A, Series 2009-3, 1.70%(US0001M+75bps), 1/25/45, Callable 1/25/34 @ 100(a)	65,430
672,086	SLM Student Loan Trust, Class A3, Series 2012-1, 1.90%(US0001M+95bps), 9/25/28, Callable 8/25/27 @ 100	646,861
381,639	SLM Student Loan Trust, Class A, Series 2008-9, 3.29%(US0003M+150bps), 4/25/23, Callable 7/25/22 @ 100	371,509
929,742	SLM Student Loan Trust, Class A6A, Series 2004-3A, 2.34%(US0003M+55bps), 10/25/64, Callable 4/25/29 @ 100(a)	863,031
1,010,812	SLM Student Loan Trust, Class A4, Series 2008-6, 2.89%(US0003M+110bps), 7/25/23, Callable 4/25/24 @ 100	980,925
661,059	SLM Student Loan Trust, Class A4, Series 2007-7, 2.12%(US0003M+33bps), 1/25/22, Callable 1/25/23 @ 100	641,683

Principal Amount		Fair Value
Asset Backed Securities, continued
$1,768,311	Wachovia Student Loan Trust, Class 2A3, Series 2006-1, 1.96%(US0003M+17bps), 4/25/40, Callable 1/25/26 @ 100(a)	$1,669,832

Total Asset Backed Securities (Cost $14,687,022)		14,111,354

Collateralized Mortgage Obligations (10.1%):
850,000	AIMCO CLO, Class AR, Series 2015-AA, 2.68%(US0003M+85bps), 1/15/28, Callable 4/15/20 @ 100(a)	804,949
1,383,546	Alternative Loan Trust, Class 4A1, Series 2005-56, 1.26%(US0001M+31bps), 11/25/35, Callable 4/25/20 @ 100	1,060,124
867,788	America Home Mortgage Investment Trust, Class 6A, Series 2005-1, 3.67%(US0006M+200bps), 6/25/45, Callable 4/25/20 @ 100	827,311
515,000	Bank of America Merrill Lynch Large Loan, Inc., Class A, Series 2018-PARK, 4.09%, 8/10/38(a)(b)	571,655
363,336	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 4.44%, 7/25/35, Callable 4/25/20 @ 100(b)	325,095
155,000	BX Trust, Class A, Series 2019-OC11, 3.20%, 12/9/41(a)	157,713
355,000	CALI Mortgage Trust, Class A, Series 2019-101C, 3.96%, 3/10/39(a)	387,490
901,560	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 4.02%, 4/25/37, Callable 10/25/26 @ 100(b)	810,812
390,000	Commercial Mortgage Trust, Class A, Series 2014-277P, 3.61%, 8/10/49(a)(b)	405,776
360,000	Commercial Mortgage Trust, Class A1, Series 2013-300P, 4.35%, 8/10/30(a)	366,750
365,000	Commercial Mortgage Trust, Class A, Series 2016-787S, 3.55%, 2/10/36(a)(b)	385,896
300,000	CPT Mortgage Trust, Class A, Series 2019-CPT, 2.87%, 11/13/39(a)	293,304
935,644	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 3.94%, 2/25/37, Callable 5/25/24 @ 100(b)	687,045
325,000	DC Office Trust, Class A, Series 2019-MTC, 2.97%, 9/15/45(a)	328,686
288,905	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FF8, 1.68%(US0001M+49bps), 9/25/35, Callable 4/25/20 @ 100	281,650
665,179	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AA12, 3.51%, 2/25/36, Callable 4/25/20 @ 100(b)	498,331

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$352,538	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 4.62%, 8/25/35, Callable 4/25/20 @ 100(b)	$286,017
816,609	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 3.64%, 3/25/36, Callable 4/25/20 @ 100(b)	652,270
747,593	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 3.55%, 4/25/36, Callable 4/25/20 @ 100(b)	623,813
740,149	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 3.78%, 4/19/36, Callable 4/19/20 @ 100(b)	569,678
591,444	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 3.98%, 9/19/35, Callable 4/19/20 @ 100(b)	509,801
850,000	GoldenTree Loan Opportunities IX, Ltd., Class AR2, Series 2014-9A, 2.88%(US0003M+111bps), 10/29/29, Callable 10/29/20 @ 100(a)	819,885
1,374,138	GreenPoint Mortgage Funding Trust, Class A1A, Series 2006-AR1, 1.53%(US0001M+58bps), 2/25/36, Callable 4/25/20 @ 100	1,194,506
1,482,088	HarborView Mortgage Loan Trust, Class 1A1A, Series 2006-10, 0.95%(US0001M+20bps), 11/19/36, Callable 9/19/25 @ 100	1,287,344
330,000	Hudson Yards Mortgage Trust, Class A, Series 2019-30HY, 3.23%, 6/10/37(a)	336,089
325,000	Hudson Yards Mortgage Trust, Class A, Series 2019-55HY, 3.04%, 12/10/41(a)	322,088
325,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2019-OSB, 3.40%, 6/5/39(a)	336,833
820,000	LCM LP, Class ARR, Series 13A, 2.96%(US0003M+114bps), 7/19/27, Callable 7/19/20 @ 100(a)	816,091
841,295	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 1.07%(US0001M+12bps), 7/25/37, Callable 6/25/23 @ 100	460,166
395,000	MKT Mortgage Trust, Class A, Series 2020-525M, 2.69%, 2/12/40(a)	390,078
483,320	Morgan Stanley Resecuritization Trust, Class 3A, Series 2014-R8, 2.61%(12MTA+75bps), 6/26/47(a)	464,641
471,056	MortgageIT Trust, Class 2A3, Series 2005-2, 3.23%(US0001M+165bps), 5/25/35, Callable 4/25/20 @ 100	430,857

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$320,000	Natixis Commercial Mortgage Securities, Class A, Series 20-2PAC, 2.97%, 1/15/25(a)	$328,409
445,117	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 5.69%, 7/25/35, Callable 4/25/20 @ 100(b)	409,617
628,953	Nomura Resecuritization Trust, Class 2A3, Series 2014-7R, 1.83%(US0001M+20bps), 12/26/35(a)	619,096
210,000	Octagon Investment Partners 25, Class AR, Series 2015-1A, 2.62%(US0003M+80bps), 10/20/26, Callable 4/20/20 @ 100(a)	201,863
415,000	One Bryant Park Trust, Class A, Series 2019-OBP, 2.52%, 9/13/49(a)	377,961
385,000	RBSCF Trust, Class A, Series 2013-GSP, 3.83%, 1/13/32(a)(b)	400,362
592,251	Recette Clo, Ltd., Class AR, Series 2015-1A, 2.74%(US0003M+92bps), 10/20/27, Callable 4/20/20 @ 100(a)	580,394
1,286,192	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 1.13%(US0001M+18bps), 12/25/36, Callable 8/25/21 @ 100	1,011,187
485,000	Stru JPM-2598 Coll, 2.46%, 4/25/40	505,428
1,473,012	Structured Asset Mortgage Investments II Trust, Class 3A1, Series 2006-AR1, 1.18%(US0001M+23bps), 2/25/36, Callable 4/25/20 @ 100	1,246,285
550,000	TCI-Flatiron CLO, Ltd., Class AR, Series 2016-1, 3.06%(US0003M+122bps), 7/17/28, Callable 4/17/20 @ 100(a)	533,387
1,402,613	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 2.21%(US0001M+29bps), 7/25/45, Callable 4/25/20 @ 100	1,153,544
582,944	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 3.62%, 3/25/35, Callable 4/25/20 @ 100(b)	528,992
276,000	WaMu Mortgage Pass-Through Certificates, Class A1A, Series 2004-AR10, 1.39%(US0001M+44bps), 7/25/44, Callable 4/25/20 @ 100	250,373
656,306	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 1.41%(US0001M+23bps), 4/25/45, Callable 4/25/20 @ 100	596,607

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$479,598	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 4.71%, 9/25/36, Callable 4/25/20 @ 100(b)	$427,307

Total Collateralized Mortgage Obligations (Cost $28,413,985)		26,863,556

Corporate Bonds (24.6%):
Airlines (0.3%):
110,980	U.S. Airways Group, Inc., Series 2001-1G PTT, 7.08%, 9/20/22	115,273
631,746	U.S. Airways Group, Inc., Series 2010-1A, 6.25%, 10/22/24	661,096

		776,369

Automobiles (0.2%):
635,000	Daimler Finance NA LLC, 2.20%, 10/30/21(a)	591,209

Banks (2.8%):
910,000	Bank of America Corp., 2.74%(US0003M+37bps), 1/23/22, Callable 1/23/21 @ 100	909,138
510,000	Bank of America Corp., 3.00%(US0003M+79bps), 12/20/23, Callable 12/20/22 @ 100	519,511
220,000	Bank of America Corp., 2.88%(US0003M+119bps), 10/22/30, Callable 10/22/29 @ 100, MTN	218,018
905,000	Bank of America Corp., 4.08%(US0003M+315bps), 3/20/51, Callable 3/20/50 @ 100, MTN	1,026,043
730,000	JPMorgan Chase & Co., 4.02%(US0003M+100bps), 12/5/24, Callable 12/5/23 @ 100	773,293
825,000	JPMorgan Chase & Co., 2.01%(SOFR+159bps), 3/13/26, Callable 3/13/25 @ 100	811,594
300,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100	312,068
410,000	Wells Fargo & Co., 3.00%, 4/22/26	421,261
1,725,000	Wells Fargo & Co., 5.01%(US0003M+424bps), 4/4/51, Callable 4/4/50 @ 100, MTN	2,138,999

		7,129,925

Beverages (0.0%†):
70,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46, Callable 8/1/45 @ 100	76,087

Biotechnology (0.7%):
145,000	AbbVie, Inc., 4.05%, 11/21/39, Callable 5/21/39 @ 100(a)	151,238
300,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	324,189
150,000	AbbVie, Inc., 4.88%, 11/14/48, Callable 5/14/48 @ 100	172,406
940,000	AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100(a)	988,536
125,000	Amgen, Inc., 4.66%, 6/15/51, Callable 12/15/50 @ 100	158,168

		1,794,537

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets (0.8%):
$750,000	Goldman Sachs Group, Inc. (The), 3.27%(US0003M+120bps), 9/29/25, Callable 9/29/24 @ 100	$762,232
150,000	Goldman Sachs Group, Inc. (The), 3.69%(US0003M+151bps), 6/5/28, Callable 6/5/27 @ 100	153,698
185,000	Goldman Sachs Group, Inc. (The), 2.60%, 2/7/30, Callable 11/7/29 @ 100	173,661
620,000	Morgan Stanley, 1.61%(SOFR+70bps), 1/20/23, Callable 1/20/22 @ 100, MTN	561,130
255,000	Raymond James Financial, 4.95%, 7/15/46	279,161
250,000	SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	250,143

		2,180,025

Chemicals (0.2%):
475,000	International Flavors & Fragrances, Inc., 5.00%, 9/26/48, Callable 3/26/48 @ 100	483,882

Commercial Services & Supplies (0.2%):
267,000	Clean Harbors, Inc., 5.13%, 7/15/29, Callable 7/15/24 @ 102.56(a)	248,643
100,000	Matthews International Corp., 5.25%, 12/1/25, Callable 12/1/20 @ 103.94(a)	90,000
114,000	Waste Pro USA, Inc., 5.50%, 2/15/26, Callable 2/15/21 @ 104.13(a)	105,023

		443,666

Consumer Finance (1.9%):
310,000	Ford Motor Credit Co. LLC, 2.43%, 6/12/20	303,800
650,000	Ford Motor Credit Co. LLC, 3.20%, 1/15/21	629,699
105,000	Ford Motor Credit Co. LLC, 5.75%, 2/1/21	101,850
55,000	Ford Motor Credit Co. LLC, 3.34%, 3/18/21	52,800
295,000	Ford Motor Credit Co. LLC, 5.88%, 8/2/21	289,105
150,000	Ford Motor Credit Co. LLC, 2.73%(US0003M+88bps), 10/12/21	137,816
255,000	Ford Motor Credit Co. LLC, 3.81%, 10/12/21	245,104
1,246,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	1,205,352
95,000	Ford Motor Credit Co. LLC, 3.22%, 1/9/22	88,577
455,000	Ford Motor Credit Co. LLC, 3.34%, 3/28/22, Callable 2/28/22 @ 100	427,076
575,000	General Motors Financial Co, Inc., 4.20%, 11/6/21	546,768
300,000	General Motors Financial Co., Inc., 3.20%, 7/6/21, Callable 6/6/21 @ 100	281,662
275,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	257,765
60,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100	55,646

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$375,000	General Motors Financial Co., Inc., 3.15%, 6/30/22, Callable 5/30/22 @ 100	$338,585
155,000	General Motors FINL Co., 3.55%, 7/8/22	144,131

		5,105,736

Containers & Packaging (0.2%):
200,000	Ball Corp., 4.00%, 11/15/23	201,500
95,000	Berry Global Escrow Corp., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(a)	95,833
110,000	Graphic Packaging International LLC, 4.75%, 7/15/27, Callable 4/15/27 @ 100(a)	106,700
25,000	Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24, Callable 5/4/20 @ 102.75(a)	23,000
25,000	Sealed Air Corp., 4.00%, 12/1/27, Callable 9/1/27 @ 100^(a)	23,250

		450,283

Diversified Financial Services (0.4%):
600,000	Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100(a)	622,874
180,000	BP Capital Markets America, Inc., 3.00%, 2/24/50, Callable 8/24/49 @ 100	167,989
220,000	Dell International LLC / EMC Corp., 4.42%, 6/15/21, Callable 5/15/21 @ 100(a)	221,404
35,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 5/4/20 @ 101.34	35,000
91,000	Level 3 Financing, Inc., 4.63%, 9/15/27, Callable 9/15/22 @ 102.31(a)	91,228

		1,138,495

Diversified Telecommunication Services (1.2%):
375,000	AT&T, Inc., 1.96%(US0003M+118bps), 6/12/24	348,054
700,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	742,634
255,000	AT&T, Inc., 4.30%, 12/15/42, Callable 6/15/42 @ 100	269,861
410,000	AT&T, Inc., 4.80%, 6/15/44, Callable 12/15/43 @ 100	447,445
125,000	AT&T, Inc., 4.75%, 5/15/46, Callable 11/15/45 @ 100	138,287
500,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	601,187
64,000	CenturyLink, Inc., 4.00%, 2/15/27, Callable 2/15/23 @ 102(a)	62,080
175,000	Qwest Corp., 7.25%, 9/15/25	181,287
190,000	Verizon Communications, Inc., 4.13%, 3/16/27	211,328
190,000	Verizon Communications, Inc., 3.15%, 3/22/30, Callable 12/22/29 @ 100	204,504

		3,206,667

Electric Utilities (2.4%):
280,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(a)	319,755
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	651,405
400,000	Cleco Power LLC, 6.00%, 12/1/40	478,624

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	$1,098,854
936,000	Duquesne Light Holdings, Inc., 6.40%, 9/15/20(a)	959,538
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	937,229
1,250,000	NextEra Energy Capital Holdings, Inc., 2.16%(US0003M+55bps), 8/28/21, Callable 5/4/20 @ 100	1,248,124
700,000	Public Service Oklahoma, 4.40%, 2/1/21	712,562

		6,406,091

Entertainment (0.0%†):
95,000	Live Nation Entertainment Inc., 4.75%, 10/15/27, Callable 10/15/22 @ 103.56(a)	84,550

Equity Real Estate Investment Trusts (1.4%):
590,000	American Campus Communities Operating Partnership LP, 3.63%, 11/15/27, Callable 8/15/27 @ 100	588,644
205,000	GLP Capital LP, 5.25%, 6/1/25, Callable 3/1/25 @ 100	190,222
105,000	GLP Capital LP, 5.75%, 6/1/28, Callable 3/3/28 @ 100	92,829
290,000	GLP Capital LP, 5.30%, 1/15/29, Callable 10/15/28 @ 100	247,001
5,000	GLP Capital LP, 4.00%, 1/15/30, Callable 10/15/29 @ 100	3,826
440,000	GLP Capital LP/GLP Financing II, Inc., 5.38%, 4/15/26, Callable 1/15/26 @ 100	393,063
411,000	HCP, Inc., 4.25%, 11/15/23, Callable 8/15/23 @ 100	416,955
265,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	262,634
100,000	MGM Growth/MGM Finance, 5.63%, 5/1/24, Callable 2/1/24 @ 100	96,000
112,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 5/4/20 @ 103.66	113,540
1,440,000	Welltower, Inc., 3.75%, 3/15/23, Callable 12/15/22 @ 100	1,408,970

		3,813,684

Food & Staples Retailing (0.5%):
104,000	Rite Aid Corp., 6.13%, 4/1/23, Callable 5/4/20 @ 101.53(a)	90,480
190,000	The Kroger Co., 5.40%, 1/15/49, Callable 7/15/48 @ 100	227,164
790,000	Walgreens Boots Alliance, Inc., 3.80%, 11/18/24, Callable 8/18/24 @ 100	811,703
300,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	298,132

		1,427,479

Food Products (1.0%):
30,000	JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)	30,975
215,000	Kraft Heinz Foods Co., 5.00%, 6/4/42	203,821
515,000	Kraft Heinz Foods Co., 5.20%, 7/15/45, Callable 1/15/45 @ 100	496,991

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Food Products, continued
$955,000	Kraft Heinz Foods Co., 4.38%, 6/1/46, Callable 12/1/45 @ 100	$860,307
960,000	Kraft Heinz Foods Co., 4.88%, 10/1/49, Callable 4/1/49 @ 100(a)	880,652
25,000	Pilgrim’s Pride Corp., 5.88%, 9/30/27, Callable 9/30/22 @ 102.94(a)	25,125
25,000	Post Holding, Inc., 4.63%, 4/15/30, Callable 4/15/25 @ 102.31^(a)	23,938
150,000	Post Holdings, Inc., 5.75%, 3/1/27, Callable 3/1/22 @ 102.88(a)	153,000

		2,674,809

Health Care Equipment & Supplies (0.4%):
360,000	Becton Dickinson & Co., 2.40%, 6/5/20	358,925
375,000	Becton Dickinson & Co., 2.25%(US0003M+88bps), 12/29/20, Callable 5/4/20 @ 100	362,343
92,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	92,460
295,000	Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30, Callable 12/20/29 @ 100	295,012

		1,108,740

Health Care Providers & Services (2.9%):
200,000	Aetna, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	203,135
500,000	Anthem, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100	511,404
478,000	Centene Corp., 3.38%, 2/15/30, Callable 2/15/25 @ 101.69(a)	444,540
1,300,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	1,376,876
500,000	Cigna Corp., 3.05%, 10/15/27, Callable 7/15/27 @ 100(a)	491,218
160,000	Cigna Corp., 2.40%, 3/15/30, Callable 12/15/29 @ 100	150,260
290,000	Cigna Corp., 3.40%, 3/15/50, Callable 9/15/49 @ 100	273,312
1,315,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	1,490,624
164,000	Encompass Health Corp., 4.75%, 2/1/30, Callable 2/1/25 @ 102.38	154,980
490,000	HCA, Inc., 5.00%, 3/15/24	507,763
93,000	HCA, Inc., 5.25%, 4/15/25	97,185
160,000	HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100	169,200
320,000	HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	328,000
145,000	HCA, Inc., 5.25%, 6/15/49, Callable 12/15/48 @ 100	155,694
75,000	Humana, Inc., 4.95%, 10/1/44, Callable 4/1/44 @ 100	84,807
70,000	Humana, Inc., 3.95%, 8/15/49, Callable 2/15/49 @ 100	68,124
170,000	Molina Healthcare, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100	169,150
156,000	Tenet Healthcare Corp., 4.63%, 7/15/24, Callable 7/15/20 @ 102.31	149,370
156,000	Tenet Healthcare Corp., 4.88%, 1/1/26, Callable 3/1/22 @ 102.44(a)	148,590
135,000	Tenet Healthcare Corp., 5.13%, 11/1/27, Callable 11/1/22 @ 102.56(a)	129,263

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$205,000	UnitedHealth Group, Inc., 3.70%, 8/15/49, Callable 2/15/49 @ 100^	$230,351
85,000	UnitedHealth Group, Inc., 3.88%, 8/15/59, Callable 2/15/59 @ 100	93,621

		7,427,467

Health Care Technology (0.0%†):
25,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25, Callable 4/14/20 @ 102.88(a)	23,250

Hotels, Restaurants & Leisure (0.2%):
274,000	Churchill Downs, Inc., 5.50%, 4/1/27, Callable 4/1/22 @ 102.75(a)	254,820
100,000	Churchill Downs, Inc., 4.75%, 1/15/28, Callable 1/15/23 @ 102.38(a)	87,000
330,000	Starbucks Corp., 2.25%, 3/12/30, Callable 12/12/29 @ 100	307,939

		649,759

Household Products (0.1%):
200,000	Spectrum Brands, Inc., 5.75%, 7/15/25, Callable 7/15/20 @ 102.88	187,000

Industrial Conglomerates (0.4%):
150,000	General Electric Capital Corp., 4.65%, 10/17/21	154,216
190,000	General Electric Capital Corp., Series A, 6.75%, 3/15/32, MTN	226,101
273,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	320,295
300,000	General Electric Co., 4.63%, 1/7/21, MTN	300,882

		1,001,494

Insurance (0.7%):
900,000	Farmers Exchange Capital III, 5.45%(US0003M+345bps), 10/15/54, Callable 10/15/34 @ 100(a)	1,118,702
670,000	Farmers Insurance Exchange, 4.75%(US0003M+323bps), 11/1/57, Callable 11/1/37 @ 100(a)	710,200

		1,828,902

IT Services (0.1%):
175,000	Mastercard, Inc., 3.85%, 3/26/50, Callable 9/26/49 @ 100	206,116

Life Sciences Tools & Services (0.1%):
200,000	IQVIA, Inc., 5.00%, 5/15/27, Callable 5/15/22 @ 102.5(a)	204,500

Media (0.5%):
125,000	CCO Holdings LLC, 5.38%, 6/1/29, Callable 6/1/24 @ 102.69(a)	127,500
210,000	CCO Holdings LLC, 4.50%, 8/15/30, Callable 2/15/25 @ 102.25(a)	205,275
172,000	CCO Holdings LLC, 4.50%, 5/1/32, Callable 5/1/26 @ 102.25(a)	167,700
250,000	Charter Communications Operating LLC, 6.48%, 10/23/45, Callable 4/23/45 @ 100	297,425
35,000	Charter Communications Operating LLC, 4.80%, 3/1/50, Callable 9/1/49 @ 100	36,344
200,000	CSC Holdings LLC, 5.50%, 5/15/26, Callable 5/15/21 @ 102.75(a)	206,500

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$30,000	CSC Holdings LLC, 5.38%, 2/1/28, Callable 2/1/23 @ 102.69(a)	$30,600
290,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	305,955

		1,377,299

Multi-Utilities (0.1%):
355,000	Dominion Energy, Inc., Series A, 3.30%, 3/15/25, Callable 2/15/25 @ 100	359,918

Oil, Gas & Consumable Fuels (1.8%):
146,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 5/4/20 @ 101.28	78,840
40,000	Antero Resources Corp., 5.63%, 6/1/23, Callable 5/4/20 @ 102.81^	16,600
304,000	Antero Resources Corp., 5.00%, 3/1/25, Callable 5/4/20 @ 103.75^	117,040
25,000	Cheniere Energy Partners LP, 5.25%, 10/1/25, Callable 10/1/20 @ 102.63	23,000
35,000	Endeavor Energy Resources LP, 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	23,800
500,000	Energy Transfer Operating LP, 5.88%, 1/15/24, Callable 10/15/23 @ 100	485,625
210,000	Energy Transfer Operating LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	183,225
700,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/1/43 @ 100	570,500
160,000	EQT Corp., 3.90%, 10/1/27, Callable 7/1/27 @ 100^	109,600
325,000	Exxon Mobil Corp., 3.48%, 3/19/30, Callable 12/19/29 @ 100	356,833
185,000	Exxon Mobil Corp., 4.23%, 3/19/40, Callable 9/19/39 @ 100	216,459
100,000	Exxon Mobil Corp., 3.10%, 8/16/49, Callable 2/16/49 @ 100^	101,418
605,000	Exxon Mobil Corp., 4.33%, 3/19/50, Callable 9/19/49 @ 100	733,755
400,000	Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	400,941
200,000	Occidental Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100	84,500
150,000	Plains All American Pipeline LP, 4.65%, 10/15/25, Callable 7/15/25 @ 100	120,750
56,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100^	31,920
250,000	Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100(a)	147,500
250,000	Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100(a)	150,000
60,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.88%, 1/15/29, Callable 1/15/24 @ 103.44	49,200
600,000	TC PipeLines LP, 3.90%, 5/25/27, Callable 2/25/27 @ 100	567,409

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$350,000	Williams Partners LP, 6.30%, 4/15/40	$350,000

		4,918,915

Pharmaceuticals (1.0%):
64,000	Bausch Health Cos., Inc., 5.75%, 8/15/27, Callable 8/15/22 @ 102.88(a)	64,960
75,000	Bayer US Finance II LLC, 3.88%, 12/15/23, Callable 11/15/23 @ 100(a)	76,462
195,000	Bayer US Finance II LLC, 4.25%, 12/15/25, Callable 10/15/25 @ 100(a)	200,955
1,205,000	Bayer US Finance II LLC, 4.38%, 12/15/28, Callable 9/15/28 @ 100(a)	1,285,680
410,000	Bayer US Finance II LLC, 4.63%, 6/25/38, Callable 12/25/37 @ 100(a)	433,447
380,000	Bayer US Finance II LLC, 4.88%, 6/25/48, Callable 12/25/47 @ 100(a)	443,677
200,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44(a)	184,000

		2,689,181

Semiconductors & Semiconductor Equipment (0.9%):
880,000	Broadcom Cayman Finance, Ltd., 3.00%, 1/15/22, Callable 12/15/21 @ 100	872,203
445,000	Broadcom Cayman Finance, Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100	439,450
920,000	Intel Corp., 4.75%, 3/25/50, Callable 9/25/49 @ 100	1,199,694

		2,511,347

Software (0.0%†):
121,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 3/30/22 @ 104.13(a)	126,143

Textiles, Apparel & Luxury Goods (0.0%†):
25,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 4/1/26, Callable 4/1/21 @ 105.16	15,625
81,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16	50,625

		66,250

Tobacco (0.5%):
615,000	BAT Capital Corp., 4.54%, 8/15/47, Callable 2/15/47 @ 100	557,802
610,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	643,325

		1,201,127

Trading Companies & Distributors (0.2%):
655,000	Air Lease Corp., 3.50%, 1/15/22	596,050

Wireless Telecommunication Services (0.5%):
27,000	Sprint Corp., 7.88%, 9/15/23	29,633
388,500	Sprint Spectrum Co. LLC, 3.36%, 3/20/23(a)	387,641

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Wireless Telecommunication Services, continued
$910,000	Sprint Spectrum Co. LLC, 4.74%, 3/20/25(a)	$949,911

		1,367,185

Total Corporate Bonds (Cost $65,497,878)		65,634,137

Foreign Bond(3.0%):
Sovereign Bond (3.0%):
870,000,000	Japan Treasury Discount Bill, 6/8/20+(c)(d)	8,095,807

Total Foreign Bond (Cost $8,253,285)		8,095,807

Yankee Dollars (6.4%):
Aerospace & Defense (0.1%):
35,000	Avolon Holdings Funding, Ltd., 5.13%, 10/1/23, Callable 9/1/23 @ 100(a)	29,400
30,000	Avolon Holdings Funding, Ltd., 5.25%, 5/15/24, Callable 4/15/24 @ 100(a)	24,150
345,000	Avolon Holdings Funding, Ltd., 2.88%, 2/15/25, Callable 1/15/25 @ 100(a)	262,631

		316,181

Banks (0.7%):
485,000	Lloyds Banking Group plc, 2.86%(US0003M+125bps), 3/17/23, Callable 3/17/22 @ 100	477,963
425,000	Lloyds Banking Group plc, 2.91%(US0003M+81bps), 11/7/23, Callable 11/7/22 @ 100	416,500
390,000	Lloyds Banking Group plc, 3.90%, 3/12/24	394,966
500,000	Santander UK Group Holdings plc, 2.88%, 8/5/21	493,680
410,000	Santander UK plc, 5.00%, 11/7/23(a)	420,202

		2,203,311

Beverages (0.1%):
135,000	Bacardi, Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100(a)	141,688
105,000	Bacardi, Ltd., 5.30%, 5/15/48, Callable 11/15/47 @ 100(a)	110,291

		251,979

Commercial Services & Supplies (0.1%):
178,000	GFL Environmental, Inc., 5.13%, 12/15/26, Callable 12/15/22 @ 102.56(a)	173,550

Containers & Packaging (0.1%):
275,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(a)	271,563

Diversified Financial Services (1.3%):
625,000	GE Capital International Funding, 2.34%, 11/15/20	622,283
1,191,000	GE Capital International Funding, 4.42%, 11/15/35	1,269,552
111,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38(a)	69,930
540,000	Intelsat Jackson Holdings SA, 9.75%, 7/15/25, Callable 7/15/21 @ 104.88(a)	337,500
200,000	NXP BV/NXP Funding LLC, 4.13%, 6/1/21(a)	201,750

Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services, continued
$29,000	OI European Group BV, 4.00%, 3/15/23, Callable 12/15/22 @ 100(a)	$27,405
610,000	Park Aerospace Holdings, 5.25%, 8/15/22, Callable 7/15/22 @ 100(a)	537,562
285,000	Park Aerospace Holdings, 4.50%, 3/15/23, Callable 2/15/23 @ 100(a)	236,550
255,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	211,969
290,000	Virgin Media Secured Finance plc, 5.50%, 5/15/29, Callable 5/15/24 @ 102.75(a)	291,088

		3,805,589

Energy Equipment & Services (0.1%):
67,900	Transocean Phoenix 2, Ltd., 7.75%, 10/15/24, Callable 10/15/20 @ 103.88(a)	57,036
126,085	Transocean Pontus, Ltd., 6.13%, 8/1/25, Callable 8/1/21 @ 104.59(a)	102,129
121,000	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 105.16(a)	98,010
48,300	Transocean Proteus, Ltd., 6.25%, 12/1/24, Callable 12/1/20 @ 103.13(a)	38,640

		295,815

Food & Staples Retailing (0.1%):
475,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100(a)	470,844

Industrial Conglomerates (0.2%):
465,000	Siemens Financieringsmat, 1.70%, 9/15/21(a)	461,981

Metals & Mining (0.1%):
200,000	Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(a)	209,750

Oil, Gas & Consumable Fuels (0.7%):
200,000	KazMunayGas National Co. JSC, 5.38%, 4/24/30	196,500
151,000	Petrobras Global Finance BV, 5.09%, 1/15/30(a)	134,768
200,000	Petroleos del Peru SA, 4.75%, 6/19/32	181,000
175,000	Petroleos Mexicanos, 5.95%, 1/28/31, Callable 10/28/30 @ 100(a)	121,552
365,000	Petroleos Mexicanos, 6.63%, 6/15/35	246,165
710,000	Petroleos Mexicanos, 6.75%, 9/21/47	462,107
325,000	Petroleos Mexicanos, 7.69%, 1/23/50, Callable 7/23/49 @ 100(a)	223,957
85,000	Petroleos Mexicanos, 6.95%, 1/28/60, Callable 7/28/59 @ 100(a)	58,099

		1,624,148

Pharmaceuticals (0.3%):
428,000	Actavis Funding SCS, 4.55%, 3/15/35, Callable 9/15/34 @ 100	463,678
215,000	Bausch Health Cos., Inc., 7.00%, 3/15/24, Callable 5/4/20 @ 103.5(a)	219,300
180,000	Bausch Health Cos., Inc., 5.50%, 11/1/25, Callable 11/1/20 @ 102.75(a)	180,900

		863,878

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Professional Services (0.2%):
$121,000	IHS Markit, Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100(a)	$127,050
125,000	IHS Markit, Ltd., 4.75%, 2/15/25, Callable 11/15/24 @ 100(a)	128,750
104,000	IHS Markit, Ltd., 4.00%, 3/1/26, Callable 12/1/25 @ 100(a)	100,360
295,000	IHS Markit, Ltd., 4.75%, 8/1/28, Callable 5/1/28 @ 100	305,325

		661,485

Sovereign Bond (1.4%):
400,000	Abu Dhabi Government International, 2.50%, 9/30/29	387,792
200,000	Arab Republic of Egypt, 7.60%, 3/1/29(a)	178,502
200,000	Dominican Republic, 6.00%, 7/19/28(a)	188,000
200,000	Oman Government International Bond, 5.63%, 1/17/28(a)	142,496
151,005	Oriental Republic of Uruguay, 4.38%, 10/27/27	160,254
200,000	Panama Government International Bond, 3.16%, 1/23/30, Callable 10/23/29 @ 100	199,000
200,000	Republic of Colombia, 3.00%, 1/30/30, Callable 10/30/29 @ 100	163,423
200,000	Republic of Colombia, 5.00%, 6/15/45, Callable 12/15/44 @ 100	198,184
200,000	Republic of Peru, 4.13%, 8/25/27	221,011
200,000	Republic of Philippines, 3.00%, 2/1/28	205,926
200,000	Republic of South Africa, 4.30%, 10/12/28	163,253
200,000	Russian Federation, 4.75%, 5/27/26	211,542
200,000	Saudi Government International Bond, 3.63%, 3/4/28	204,004
200,000	Saudi Government International Bond, 3.75%, 1/21/55(a)	184,982
200,000	State of Qatar, 4.63%, 6/2/46	229,908
400,000	United Mexican States, 3.25%, 4/16/30, Callable 1/16/30 @ 100	374,959

		3,413,236

Thrifts & Mortgage Finance (0.1%):
230,000	Nationwide Building Society, 3.62%, 4/26/23, Callable 4/26/22 @ 100(a)	228,275

Trading Companies & Distributors (0.4%):
530,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 5/15/21	487,579
555,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.95%, 2/1/22, Callable 1/1/22 @ 100	483,576

		971,155

Wireless Telecommunication Services (0.4%):
868,000	Vodafone Group plc, 4.88%, 6/19/49	956,104

Total Yankee Dollars (Cost $18,773,720)		17,178,844

Municipal Bonds (1.1%):
California (0.9%):
800,000	California State, Build America Bonds, GO, 7.95%, 3/1/36, Continuously Callable @100	802,064

Principal Amount		Fair Value
Municipal Bonds, continued
California, continued
$700,000	Los Angeles Unified School District, Build America Bonds, GO, 5.76%, 7/1/29	$826,350
805,000	Regents of the University of California Medical Center Pooled Revenue, Series N, 3.26%, 5/15/60, Continuously Callable @100	725,442

		2,353,856

Massachusetts (0.2%):
460,000	Commonwealth of Massachusetts, GO, Series C, 3.00%, 3/1/49, Continuously Callable @100	465,281

Total Municipal Bonds (Cost $2,884,263)		2,819,137

U.S. Government Agency Mortgages (53.9%):
Federal Home Loan Mortgage Corporation (17.9%)
500,000	Class AX, Series RR06, 1.88%, 10/27/28	66,410
435,467	3.00%, 3/1/31, Pool #G18592	456,807
975,211	2.50%, 12/1/31, Pool #G16598	1,019,360
508,086	2.50%, 7/1/32, Pool #G16660	531,398
475,000	Class BX, Series RR06, 1.84%, 5/27/33	80,802
665,000	Class A3, Series K158, 3.90%, 10/25/33	793,418
1,306,587	3.50%, 1/1/34, Pool #G16756	1,389,326
1,529,613	3.50%, 4/1/44, Pool #G07848	1,642,743
2,168,691	3.50%, 4/1/45, Pool #G60023	2,339,243
1,900,924	4.00%, 12/1/45, Pool #G60344	2,091,965
1,798,997	3.50%, 6/1/46, Pool #G08711	1,936,569
2,076,572	3.00%, 6/1/46, Pool #G08710	2,222,013
1,024,890	3.00%, 8/1/46, Pool #G08715	1,096,673
1,219,192	3.50%, 8/1/46, Pool #G08716	1,312,411
479,698	3.50%, 9/1/46, Pool #G08722	513,556
273,425	3.00%, 9/1/46, Pool #G08721	292,576
1,359,786	3.00%, 10/1/46, Pool #G08726	1,455,003
1,481,888	3.00%, 11/1/46, Pool #G08732	1,585,688
1,730,986	3.00%, 1/1/47, Pool #G08741	1,852,345
1,231,421	3.50%, 4/1/47, Pool #G67703	1,350,442
606,298	Class PA, Series 4846, 4.00%, 6/15/47	619,519
526,443	3.00%, 12/1/47, Pool #G08791	556,513
1,720,086	3.50%, 12/1/47, Pool #G67706	1,874,067
978,820	3.50%, 12/1/47, Pool #G08792	1,034,407
2,802,624	3.50%, 1/1/48, Pool #G67707	3,013,167
1,194,963	3.50%, 2/1/48, Pool #G08800	1,262,568
965,415	3.50%, 3/1/48, Pool #G67710	1,041,596
1,729,430	4.00%, 3/1/48, Pool #G67711	1,901,033
3,228,560	3.50%, 3/1/48, Pool #G67708	3,427,717
316,137	Class CA, Series 4818, 3.00%, 4/15/48	321,205
613,362	4.00%, 6/1/48, Pool #G67713	668,078
1,464,415	3.50%, 6/1/48, Pool #G08816	1,547,974
312,634	5.00%, 7/1/48, Pool #G08833	337,537
854,569	4.50%, 10/1/48, Pool #G08843	926,866
1,296,222	4.00%, 1/1/49, Pool #G67718	1,410,954
2,108,645	3.00%, 2/1/50, Pool #SD8044	2,215,757
1,270,372	Class HZ, Series 4639, 3.25%, 4/15/53	1,431,025

		47,618,731

Federal National Mortgage Association (27.8%)
1,245,000	3.06%, 5/1/22, Pool #471258	1,290,889
540,000	Class X9, Series 2020-M10, 0.99%, 12/25/27	27,016

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$610,000	Class X8, Series 2020-M10, 0.78%, 12/25/27	$26,834
665,000	Class X6, Series 2020-M10, 1.50%, 8/25/28	67,218
640,000	Class X3, Series 2020-M10, 1.44%, 11/25/28	60,422
630,000	Class X5, Series 2020-M10, 1.55%, 11/25/28	67,108
755,000	Class X1, Series 2020-M10, 1.92%, 12/25/30	113,990
755,484	3.50%, 1/1/32, Pool #AB4262	803,091
141,560	3.00%, 7/1/32, Pool #MA3060	148,534
550,000	Class X4, Series 2020-M10, 1.00%, 7/25/32	46,712
512,986	3.00%, 10/1/33, Pool #MA1676	549,502
22,425,000	2.50%, 5/25/35, TBA	23,241,411
843,759	3.21%, 11/1/37, Pool #AN7345	929,315
63,040	4.00%, 8/1/42, Pool #MA1146	68,929
1,069,219	3.50%, 4/1/43, Pool #MA1404	1,153,794
626,321	4.50%, 2/1/46, Pool #AL9106	686,793
462,658	Class QA, Series 2018-57, 3.50%, 5/25/46	478,471
1,224,984	Class PA, Series 2018-55, 3.50%, 1/25/47	1,358,422
720,291	4.00%, 6/1/47, Pool #AS9830	768,169
615,722	4.00%, 7/1/47, Pool #AS9972	656,649
35,163	4.00%, 8/1/47, Pool #MA3088	37,671
126,088	3.50%, 1/1/48, Pool #MA3238	133,201
1,660,302	3.50%, 1/1/48, Pool #CA0996	1,762,313
132,570	4.50%, 5/1/48, Pool #CA1711	142,492
1,460,144	4.50%, 5/1/48, Pool #CA1710	1,569,426
1,352,230	Class CT, Series 2018-43, 3.00%, 6/25/48	1,372,808
981,966	4.50%, 8/1/48, Pool #CA2208	1,054,860
1,753,143	3.50%, 6/1/49, Pool #CA3633	1,885,934
1,523,908	3.00%, 10/1/49, Pool #MA3811	1,574,108
830,612	3.00%, 1/1/50, Pool #MA3905	872,873
16,825,000	3.00%, 5/25/50, TBA	17,619,587
1,275,000	5.00%, 5/25/50, TBA	1,374,809
7,725,000	2.50%, 5/25/50, TBA	7,988,434
4,175,000	3.50%, 5/25/50, TBA	4,409,844

		74,341,629

Government National Mortgage Association (8.2%)
728,552	3.50%, 3/20/46, Pool #MA3521	774,890
756,002	3.50%, 4/20/46, Pool #MA3597	802,613
146,520	3.50%, 5/20/46, Pool #MA3663	156,067
311,080	3.50%, 9/20/46, Pool #MA3937	331,565
1,726,980	3.00%, 12/20/46, Pool #MA4126	1,839,856
1,290,229	3.50%, 1/20/47, Pool #MA4196	1,369,736
208,061	5.00%, 3/20/47, Pool #MA4324	224,678
291,768	3.50%, 6/20/47, Pool #MA4510	311,226
521,957	5.00%, 6/20/47, Pool #MA4513	549,235
800,913	4.00%, 9/20/47, Pool #MA4720	861,944
373,997	5.00%, 9/20/47, Pool #MA4722	391,120
343,329	3.50%, 11/20/47, Pool #MA4837	364,737
1,446,506	3.00%, 11/20/47, Pool #MA4836	1,553,654
551,502	4.00%, 11/20/47, Pool #MA4838	593,527
263,750	4.00%, 12/20/47, Pool #MA4901	283,848
2,876,747	3.50%, 12/20/47, Pool #MA4900	3,056,133
992,850	4.00%, 3/20/48, Pool #MA5078	1,063,709
2,038,799	4.50%, 8/20/48, Pool #MA5399	2,162,296
585,648	Class NW, Series 2018-124, 3.50%, 9/20/48	608,906
551,930	4.00%, 9/20/48, Pool #MA5466	591,224
1,565,860	3.00%, 10/20/49, Pool #MA6209	1,640,902

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$2,100,000	3.00%, 5/20/50, TBA	$2,217,797

		21,749,663

Total U.S. Government Agency Mortgages (Cost $139,285,760)		143,710,023

U.S. Treasury Obligations (11.3%):
U.S. Treasury Bill (1.6%)
3,710,000	0.09%, 7/16/20(c)	3,709,017
430,000	1.79%, 9/10/20(c)	429,719

		4,138,736

U.S. Treasury Bonds (1.6%)
2,880,000	2.38%, 11/15/49	3,580,200
640,000	2.00%, 2/15/50	741,100

		4,321,300

U.S. Treasury Inflation Index Bonds (1.6%)
4,253,907	0.25%, 2/15/50	4,367,467

U.S. Treasury Inflation Index Notes (2.7%)
467,113	0.13%, 7/15/24	467,680
2,774,766	0.13%, 10/15/24	2,805,478
3,704,825	0.25%, 7/15/29	3,843,055

		7,116,213

U.S. Treasury Notes (3.8%)
10,190,000	0.50%, 3/31/25	10,252,096

Total U.S. Treasury Obligations (Cost $29,092,257)		30,195,812

Commercial Paper (0.4%):
1,035,000	Ford Motor Credit Co., 3.98%(a)(c)	1,013,593

Total Commercial Paper (Cost $1,018,066)		1,013,593

Short-Term Securities Held as Collateral for Securities on Loan (0.3%):
673,863	BlackRock Liquidity FedFund, Institutional Class , 1.81%(c)(e)	673,863

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $673,863)		673,863

Unaffiliated Investment Companies (0.5%):

Money Markets (0.5%):
1,175,288	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.51%(c)	1,175,288

Total Unaffiliated Investment Companies (Cost $1,175,288)		1,175,288

Total Investment Securities (Cost $309,755,387) - 116.9%		311,471,414
Net other assets (liabilities) - (16.9)%		(45,110,770)

Net Assets - 100.0%		$266,360,644

Percentages indicated are based on net assets as of March 31, 2020.

12MTA	-	12 Month Treasury Average
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
US0006M	-	6 Month US Dollar LIBOR

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

^	This security or a partial position of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $647,575.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at March 31, 2020.

(c)	The rate represents the effective yield at March 31, 2020.
(d)	All or a portion of this security has been pledged as collateral for open derivative positions.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar)	6/19/20	14	$(2,184,438)	$(40,735)
U.S. Treasury 2-Year Note June Futures (U.S. Dollar)	6/30/20	20	(4,407,656)	742

				$(39,993)

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5-Year Note June Futures (U.S. Dollar)	6/30/20	130	$16,296,719	$589,355
Ultra Long Term U.S. Treasury Bond June Futures (U.S. Dollar)	6/19/20	8	1,775,000	94,843

				$684,198

Total Net Futures Contracts				$644,205

Option Contracts

At March 31, 2020, the Fund’s exchange traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

US 10 Year June Future Option	Call	140.50 USD	5/22/20	35	$4,918	$(21,875)
US 10 Year June Future Option	Put	134.50 USD	5/22/20	35	4,708	(11,484)

Total (Premiums $70,121)						$(33,359)

(a)    Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

Forward Currency Contracts

At March 31, 2020, the Fund’s open forward currency contracts were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar 8,300,006	Japanese Yen 870,000,000	Citigroup	6/8/20	$181,226

Total Net Forward Currency Contracts				$181,226

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Swap Agreements

Cash of $89,636 has been segregated to cover margin requirements for the following open centrally cleared interest rate swap agreements as of March 31, 2020:

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Expiration Date	Notional Amount		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
3-Month U.S. Dollar LIBOR	Quarterly	1.57%	Semi-annually	1/21/23	8,910,000	USD	$—	$215,657	$215,657
3-Month U.S. Dollar LIBOR	Quarterly	1.58%	Semi-annually	1/21/23	16,145,000	USD	3,049	392,954	389,905
1.67%	Semi- annually	3-Month U.S. Dollar LIBOR	Quarterly	1/21/26	3,625,000	USD	—	(203,299)	(203,299)
1.68%	Semi- annually	3-Month U.S. Dollar LIBOR	Quarterly	1/21/26	6,570,000	USD	(2,113)	(3,710,701)	(3,708,588)

								$(3,305,389)	$(3,306,325)

(a)    Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value

Common Stocks (96.3%):
Aerospace & Defense (1.7%):
38,683	Axon Enterprise, Inc.*	$2,737,596
27,855	Curtiss-Wright Corp.	2,574,081
36,206	Mercury Systems, Inc.*	2,582,936
23,776	Teledyne Technologies, Inc.*	7,067,891

		14,962,504

Air Freight & Logistics (0.3%):
60,163	XPO Logistics, Inc.*	2,932,946

Airlines (0.2%):
188,149	JetBlue Airways Corp.*	1,683,934

Auto Components (1.2%):
57,896	Adient plc*	525,117
95,327	Dana, Inc.	744,504
57,159	Delphi Technologies plc*	460,130
164,754	Gentex Corp.	3,650,948
152,022	Goodyear Tire & Rubber Co.	884,768
35,803	Lear Corp.	2,908,994
18,204	Visteon Corp.*	873,428

		10,047,889

Automobiles (0.2%):
35,946	Thor Industries, Inc.	1,516,202

Banks (5.8%):
103,367	Associated Banc-Corp.	1,322,064
62,548	BancorpSouth Bank	1,183,408
26,273	Bank of Hawaii Corp.	1,451,321
78,800	Bank OZK	1,315,960
49,158	Cathay General Bancorp	1,128,176
61,665	CIT Group, Inc.	1,064,338
67,619	Commerce Bancshares, Inc.	3,404,617
37,122	Cullen/Frost Bankers, Inc.	2,071,036
94,952	East West Bancorp, Inc.	2,444,064
211,525	F.N.B. Corp.	1,558,939
88,584	First Financial Bankshares, Inc.	2,377,595
202,746	First Horizon National Corp.	1,634,133
106,999	Fulton Financial Corp.	1,229,419
56,651	Hancock Whitney Corp.	1,105,828
101,137	Home Bancshares, Inc.	1,212,633
37,668	International Bancshares Corp.	1,012,516
78,074	PacWest Bancorp	1,399,086
47,004	Pinnacle Financial Partners, Inc.	1,764,530
61,557	Prosperity Bancshares, Inc.	2,970,125
35,214	Signature Bank	2,830,853
131,580	Sterling Bancorp	1,375,011
95,472	Synovus Financial Corp.	1,676,488
99,931	TCF Financial Corp.	2,264,436
32,805	Texas Capital Bancshares, Inc.*	727,287
41,872	Trustmark Corp.	975,618
28,192	UMB Financial Corp.	1,307,545
143,343	Umpqua Holdings Corp.	1,562,439
66,187	United Bankshares, Inc.	1,527,596
254,927	Valley National Bancorp	1,863,516
59,926	Webster Financial Corp.	1,372,305
37,157	Wintrust Financial Corp.	1,220,979

		50,353,861

Beverages (0.3%):
6,009	Boston Beer Co., Inc. (The), Class A*	2,208,668

Biotechnology (1.4%):
65,243	Arrowhead Pharmaceuticals, Inc.*	1,877,041
197,988	Exelixis, Inc.*	3,409,354
10,753	Ligand Pharmaceuticals, Inc., Class B*	781,958
30,542	Repligen Corp.*	2,948,525
28,598	United Therapeutics Corp.*	2,711,805

		11,728,683

Shares		Fair Value

Common Stocks, continued
Building Products (1.2%):
22,855	Lennox International, Inc.	$4,154,811
70,899	Owens Corning	2,751,590
81,335	Resideo Technologies, Inc.*	393,661
38,020	Trex Co., Inc.*	3,046,923

		10,346,985

Capital Markets (2.9%):
32,117	Affiliated Managers Group, Inc.	1,899,399
73,722	Eaton Vance Corp.	2,377,535
25,429	Evercore, Inc., Class A	1,171,260
24,736	FactSet Research Systems, Inc.	6,448,181
62,546	Federated Investors, Inc., Class B	1,191,501
50,031	Interactive Brokers Group, Inc., Class A	2,159,838
101,360	Janus Henderson Group plc	1,552,835
53,193	Legg Mason, Inc.	2,598,478
82,249	SEI Investments Co.	3,811,419
44,566	Stifel Financial Corp.	1,839,684

		25,050,130

Chemicals (2.3%):
39,253	Ashland Global Holdings, Inc.	1,965,398
37,163	Cabot Corp.	970,698
106,433	Chemours Co. (The)	944,061
27,253	Ingevity Corp.*	959,306
22,831	Minerals Technologies, Inc.	827,852
4,814	NewMarket Corp.	1,843,136
103,967	Olin Corp.	1,213,295
58,946	PolyOne Corp.	1,118,206
84,529	RPM International, Inc.	5,029,475
25,823	Scotts Miracle-Gro Co. (The)	2,644,274
27,533	Sensient Technologies Corp.	1,197,961
122,720	Valvoline, Inc.	1,606,405

		20,320,067

Commercial Services & Supplies (1.8%):
32,587	Brink’s Co. (The)	1,696,153
33,446	Clean Harbors, Inc.*	1,717,118
27,742	Deluxe Corp.	719,350
48,253	Healthcare Services Group, Inc.	1,153,729
38,762	Herman Miller, Inc.	860,516
28,088	HNI Corp.	707,537
83,791	KAR Auction Services, Inc.	1,005,492
23,232	MSA Safety, Inc.	2,351,078
59,384	Stericycle, Inc.*	2,884,875
35,585	Tetra Tech, Inc.	2,513,013

		15,608,861

Communications Equipment (1.3%):
100,856	Ciena Corp.*	4,015,077
20,345	InterDigital, Inc.	907,997
50,323	Lumentum Holdings, Inc.*	3,708,805
42,865	NetScout Systems, Inc.*	1,014,615
37,565	ViaSat, Inc.*	1,349,335

		10,995,829

Construction & Engineering (1.1%):
102,368	AECOM*	3,055,686
21,145	Dycom Industries, Inc.*	542,369
36,604	EMCOR Group, Inc.	2,244,557
92,216	Fluor Corp.	637,213
39,284	MasTec, Inc.*	1,285,765
14,028	Valmont Industries, Inc.	1,486,687

		9,252,277

Construction Materials (0.2%):
27,098	Eagle Materials, Inc., Class A	1,583,065

Consumer Finance (0.6%):
27,826	Firstcash, Inc.	1,996,238
111,588	Navient Corp.	845,837

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Consumer Finance, continued
275,134	SLM Corp.	$1,978,213

		4,820,288

Containers & Packaging (1.1%):
41,663	AptarGroup, Inc.	4,147,134
17,464	Greif, Inc., Class A	542,956
103,145	O-I Glass, Inc.	733,361
50,544	Silgan Holdings, Inc.	1,466,787
65,150	Sonoco Products Co.	3,019,703

		9,909,941

Distributors (0.6%):
26,098	Pool Corp.	5,135,303

Diversified Consumer Services (1.1%):
35,288	Adtalem Global Education, Inc.*	945,366
2,828	Graham Holdings Co., Class B	964,829
31,429	Grand Canyon Education, Inc.*	2,397,561
119,177	Service Corp. International	4,661,012
30,711	WW International, Inc.*	519,323

		9,488,091

Diversified Financial Services (0.3%):
155,985	Jefferies Financial Group, Inc.	2,132,315

Electric Utilities (1.6%):
33,716	ALLETE, Inc.	2,045,887
71,044	Hawaiian Electric Industries, Inc.	3,058,444
32,911	IDA Corp., Inc.	2,889,257
130,491	OGE Energy Corp.	4,009,988
51,922	PNM Resources, Inc.	1,973,036

		13,976,612

Electrical Equipment (1.7%):
25,827	Acuity Brands, Inc.	2,212,341
27,500	EnerSys	1,361,800
40,781	Generac Holdings, Inc.*	3,799,566
35,453	Hubbell, Inc.	4,067,877
101,258	nVent Electric plc	1,708,222
26,684	Regal-Beloit Corp.	1,679,758

		14,829,564

Electronic Equipment, Instruments & Components (3.6%):
53,074	Arrow Electronics, Inc.*	2,752,948
65,635	Avnet, Inc.	1,647,439
25,263	Belden, Inc.	911,489
111,389	Cognex Corp.	4,702,843
15,730	Coherent, Inc.*	1,673,829
56,829	II-VI, Inc.*	1,619,627
90,483	Jabil, Inc.	2,224,072
15,868	Littlelfuse, Inc.	2,117,109
76,857	National Instruments Corp.	2,542,430
26,628	SYNNEX Corp.	1,946,507
23,094	Tech Data Corp.*	3,021,850
162,369	Trimble, Inc.*	5,168,204
86,034	Vishay Intertechnology, Inc.	1,239,750

		31,568,097

Energy Equipment & Services (0.2%):
47,794	Apergy Corp.*	274,816
29,522	Core Laboratories NV	305,257
123,901	Patterson-UTI Energy, Inc.	291,167
381,713	Transocean, Ltd.*	442,787

		1,314,027

Entertainment (0.2%):
69,607	Cinemark Holdings, Inc.	709,295
30,911	World Wrestling Entertainment, Inc., Class A^	1,048,811

		1,758,106

Shares		Fair Value

Common Stocks, continued
Equity Real Estate Investment Trusts (9.2%):
89,521	American Campus Communities, Inc.	$2,484,208
193,561	Brixmor Property Group, Inc.	1,838,830
63,120	Camden Property Trust	5,001,628
77,864	Corecivic, Inc.	869,741
24,566	Coresite Realty Corp.	2,847,199
72,851	Corporate Office Properties Trust	1,612,193
95,670	Cousins Properties, Inc.	2,800,261
73,788	Cyrusone, Inc.	4,556,408
149,363	Diversified Healthcare Trust	542,188
107,442	Douglas Emmett, Inc.	3,278,055
25,041	EastGroup Properties, Inc.	2,616,284
51,097	EPR Properties	1,237,569
82,764	First Industrial Realty Trust, Inc.	2,750,248
78,954	Geo Group, Inc. (The)	960,081
87,215	Healthcare Realty Trust, Inc.	2,435,915
67,578	Highwoods Properties, Inc.	2,393,613
76,941	JBG SMITH Properties	2,449,032
63,585	Kilroy Realty Corp.	4,050,365
56,038	Lamar Advertising Co., Class A	2,873,629
30,431	Life Storage, Inc.	2,877,251
58,955	Mack-Cali Realty Corp.	897,885
337,074	Medical Properties Trust, Inc.	5,828,008
111,866	National Retail Properties, Inc.	3,600,967
142,400	Omega Healthcare Investors, Inc.	3,779,296
155,818	Parks Hotels & Resorts, Inc.	1,232,520
85,810	Pebblebrook Hotel Trust	934,471
43,736	PotlatchDeltic Corp.	1,372,873
13,059	PS Business Parks, Inc.	1,769,756
84,255	Rayonier, Inc.	1,984,205
133,641	Sabra Health Care REIT, Inc.	1,459,360
108,067	Service Properties Trust	583,562
64,961	Spirit Realty Capital, Inc.	1,698,730
39,902	Taubman Centers, Inc.	1,671,096
72,851	The Macerich Co.^	410,151
75,760	Urban Edge Properties	667,446
78,623	Weingarten Realty Investors	1,134,530

		79,499,554

Food & Staples Retailing (0.8%):
79,626	BJ’s Wholesale Club Holdings, Inc.*	2,028,074
23,982	Casey’s General Stores, Inc.	3,177,375
76,974	Sprouts Farmers Market, Inc.*	1,430,947

		6,636,396

Food Products (2.2%):
106,689	Darling Ingredients, Inc.*	2,045,228
125,475	Flowers Foods, Inc.	2,574,747
52,358	Hain Celestial Group, Inc. (The)*	1,359,737
43,515	Ingredion, Inc.	3,285,383
12,900	Lancaster Colony Corp.	1,865,856
34,365	Pilgrim’s Pride Corp.*	622,694
43,331	Post Holdings, Inc.*	3,595,172
12,852	Sanderson Farms, Inc.	1,584,909
11,007	Tootsie Roll Industries, Inc.^	395,797
36,618	TreeHouse Foods, Inc.*	1,616,685

		18,946,208

Gas Utilities (1.8%):
56,262	National Fuel Gas Co.	2,098,010
62,193	New Jersey Resources Corp.	2,112,696
34,420	ONE Gas, Inc.	2,878,200
35,609	Southwest Gas Holdings, Inc.	2,476,962
33,239	Spire, Inc.	2,475,641
136,176	UGI Corp.	3,631,814

		15,673,323

Health Care Equipment & Supplies (4.1%):
31,345	Avanos Medical, Inc.*	844,121
24,678	Cantel Medical Corp.	885,940

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Health Care Equipment & Supplies, continued
50,176	Globus Medical, Inc., Class A*	$2,133,985
33,034	Haemonetics Corp.*	3,292,168
43,521	Hill-Rom Holdings, Inc.	4,378,213
12,530	ICU Medical, Inc.*	2,528,178
46,445	Integra LifeSciences Holdings Corp.*	2,074,698
31,531	LivaNova plc*	1,426,778
31,988	Masimo Corp.*	5,665,715
33,927	NuVasive, Inc.*	1,718,742
20,936	Penumbra, Inc.*	3,377,605
48,241	West Pharmaceutical Services, Inc.	7,344,692

		35,670,835

Health Care Providers & Services (2.8%):
57,744	Acadia Healthcare Co., Inc.*	1,059,602
21,030	Amedisys, Inc.*	3,859,846
10,445	Chemed Corp.	4,524,774
64,314	Encompass Health Corp.	4,118,025
46,192	HealthEquity, Inc.*	2,336,853
53,376	MEDNAX, Inc.*	621,297
40,871	Molina Healthcare, Inc.*	5,710,088
56,081	Patterson Cos., Inc.	857,478
67,639	Tenet Healthcare Corp.*	974,002

		24,061,965

Health Care Technology (0.1%):
106,334	Allscripts Healthcare Solutions, Inc.*	748,591

Hotels, Restaurants & Leisure (3.7%):
52,801	Boyd Gaming Corp.	761,390
24,551	Brinker International, Inc.	294,858
363,855	Caesars Entertainment Corp.*	2,459,660
27,035	Cheesecake Factory, Inc. (The)	461,758
20,726	Choice Hotels International, Inc.	1,269,468
23,142	Churchill Downs, Inc.	2,382,469
15,674	Cracker Barrel Old Country Store, Inc.	1,304,390
25,207	Domino’s Pizza, Inc.	8,168,832
54,031	Dunkin’ Brands Group, Inc.	2,869,046
41,410	Eldorado Resorts, Inc.*^	596,304
14,957	Jack in the Box, Inc.	524,243
24,366	Marriott Vacations Worldwide Corp.	1,354,262
14,425	Papa John’s International, Inc.	769,862
69,079	Penn National Gaming, Inc.*	873,849
35,801	Scientific Games Corp., Class A*	347,270
51,845	Six Flags Entertainment Corp.	650,136
42,535	Texas Roadhouse, Inc., Class A	1,756,696
119,897	Wendy’s Co. (The)	1,784,067
59,011	Wyndham Destinations, Inc.	1,280,539
61,969	Wyndham Hotels & Resorts, Inc.	1,952,643

		31,861,742

Household Durables (0.9%):
16,402	Helen of Troy, Ltd.*	2,362,380
56,126	KB Home	1,015,881
86,627	Taylor Morrison Home Corp., Class A*	952,897
29,596	Tempur Sealy International, Inc.*	1,293,641
78,094	Toll Brothers, Inc.	1,503,309
91,649	TRI Pointe Group, Inc.*	803,762

		7,931,870

Household Products (0.2%):
41,905	Energizer Holdings, Inc.	1,267,626

Industrial Conglomerates (0.5%):
36,951	Carlisle Cos., Inc.	4,629,221

Insurance (5.1%):
9,382	Alleghany Corp.	5,182,148
48,788	American Financial Group, Inc.	3,419,063
71,104	Brighthouse Financial, Inc.*	1,718,584

Shares		Fair Value

Common Stocks, continued
Insurance, continued
152,502	Brown & Brown, Inc.	$5,523,621
98,263	CNO Financial Group, Inc.	1,217,479
73,225	First American Financial Corp.	3,105,472
328,018	Genworth Financial, Inc., Class A*	1,089,020
25,714	Hanover Insurance Group, Inc. (The)	2,329,174
40,841	Kemper Corp.	3,037,345
17,841	Mercury General Corp.	726,486
186,009	Old Republic International Corp.	2,836,637
26,970	Primerica, Inc.	2,386,306
40,823	Reinsurance Group of America, Inc.	3,434,847
28,804	RenaissanceRe Holdings, Ltd.	4,301,013
26,015	RLI Corp.	2,287,499
38,726	Selective Insurance Group, Inc.	1,924,682

		44,519,376

Interactive Media & Services (0.2%):
68,349	TripAdvisor, Inc.	1,188,589
41,879	Yelp, Inc.*	755,078

		1,943,667

Internet & Direct Marketing Retail (0.6%):
77,223	Etsy, Inc.*	2,968,452
59,599	Grubhub, Inc.*	2,427,467

		5,395,919

IT Services (2.2%):
16,330	CACI International, Inc., Class A*	3,448,080
51,835	CoreLogic, Inc.	1,583,041
92,248	KBR, Inc.	1,907,689
44,066	LiveRamp Holdings, Inc.*	1,450,653
41,712	Maximus, Inc.	2,427,638
89,604	Perspecta, Inc.	1,634,377
179,656	Sabre Corp.	1,065,360
31,983	Science Applications International Corp.	2,386,891
73,278	Teradata Corp.*	1,501,466
28,222	WEX, Inc.*	2,950,610

		20,355,805

Leisure Products (0.7%):
53,102	Brunswick Corp.	1,878,218
225,921	Mattel, Inc.*	1,990,364
37,462	Polaris, Inc.	1,803,795

		5,672,377

Life Sciences Tools & Services (2.2%):
14,093	Bio-Rad Laboratories, Inc., Class A*	4,940,443
24,850	Bio-Techne Corp.	4,712,057
31,838	Charles River Laboratories International, Inc.*	4,018,274
41,226	PRA Health Sciences, Inc.*	3,423,407
40,594	Syneos Health, Inc.*	1,600,215

		18,694,396

Machinery (4.2%):
40,843	AGCO Corp.	1,929,832
54,486	Colfax Corp.*	1,078,823
33,197	Crane Co.	1,632,628
82,450	Donaldson Co., Inc.	3,185,044
108,723	Graco, Inc.	5,298,072
57,161	ITT, Inc.	2,592,823
53,874	Kennametal, Inc.	1,003,134
39,857	Lincoln Electric Holdings, Inc.	2,750,133
33,347	Nordson Corp.	4,504,179
44,359	Oshkosh Corp.	2,853,614
43,058	Terex Corp.	618,313
44,098	Timken Co.	1,426,129
69,479	Toro Co.	4,522,388
63,873	Trinity Industries, Inc.	1,026,439

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value

Common Stocks, continued
Machinery, continued
36,754	Woodward, Inc.	$2,184,658

		36,606,209

Marine (0.2%):
39,054	Kirby Corp.*	1,697,677

Media (1.4%):
28,772	AMC Networks, Inc., Class A*	699,447
3,275	Cable One, Inc.	5,384,133
28,448	John Wiley & Sons, Inc., Class A	1,066,516
26,646	Meredith Corp.	325,614
93,694	New York Times Co. (The), Class A	2,877,343
141,356	Tegna, Inc.	1,535,126

		11,888,179

Metals & Mining (1.8%):
83,063	Allegheny Technologies, Inc.*	706,036
30,304	Carpenter Technology Corp.	590,928
77,212	Commercial Metals Co.	1,219,177
22,062	Compass Minerals International, Inc.	848,725
43,478	Reliance Steel & Aluminum Co.	3,808,239
42,748	Royal Gold, Inc.	3,749,427
140,299	Steel Dynamics, Inc.	3,162,339
111,371	United States Steel Corp.^	702,751
24,225	Worthington Industries, Inc.	635,906

		15,423,528

Multiline Retail (0.2%):
6,278	Dillard’s, Inc., Class A^	231,972
35,623	Ollie’s Bargain Outlet Holdings, Inc.*	1,650,770

		1,882,742

Multi-Utilities (0.7%):
40,067	Black Hills Corp.	2,565,490
130,609	MDU Resources Group, Inc.	2,808,093
32,914	NorthWestern Corp.	1,969,245

		7,342,828

Oil, Gas & Consumable Fuels (0.8%):
197,975	Antero Midstream Corp.^	415,748
66,112	Cimarex Energy Co.	1,112,665
121,501	CNX Resources Corp.*	646,385
166,484	EQT Corp.	1,177,042
133,841	Equitrans Midstream Corp.^	673,220
67,235	Matador Resources Co.*	166,743
98,919	Murphy Oil Corp.^	606,373
64,634	PBF Energy, Inc., Class A	457,609
42,636	World Fuel Services Corp.	1,073,574
272,356	WPX Energy, Inc.*	830,686

		7,160,045

Paper & Forest Products (0.2%):
37,291	Domtar Corp.	806,977
76,487	Louisiana-Pacific Corp.	1,314,047

		2,121,024

Personal Products (0.2%):
35,302	Edgewell Personal Care Co.*	850,072
36,368	Nu Skin Enterprises, Inc., Class A	794,641

		1,644,713

Pharmaceuticals (1.0%):
100,870	Catalent, Inc.*	5,240,197
114,614	Nektar Therapeutics*	2,045,860
32,677	Prestige Consumer Healthcare, Inc.*	1,198,592

		8,484,649

Professional Services (0.8%):
34,406	ASGN, Inc.*	1,215,220
24,533	FTI Consulting, Inc.*	2,938,317
24,536	Insperity, Inc.	915,193
38,437	ManpowerGroup, Inc.	2,036,777

		7,105,507

Shares		Fair Value

Common Stocks, continued
Real Estate Management & Development (0.4%):
33,596	Jones Lang LaSalle, Inc.	$3,392,524

Road & Rail (0.9%):
35,929	Avis Budget Group, Inc.*	499,413
80,100	Knight-Swift Transportation Holdings, Inc.	2,627,280
25,752	Landstar System, Inc.	2,468,587
34,702	Ryder System, Inc.	917,521
28,893	Werner Enterprises, Inc.	1,047,660

		7,560,461

Semiconductors & Semiconductor Equipment (4.5%):
18,973	Cabot Microelectronics Corp.	2,165,578
37,682	Cirrus Logic, Inc.*	2,473,070
70,196	Cree, Inc.*	2,489,150
240,747	Cypress Semiconductor Corp.	5,614,220
49,466	First Solar, Inc.*	1,783,744
35,534	MKS Instruments, Inc.	2,894,244
26,336	Monolithic Power Systems, Inc.	4,410,227
43,169	Semtech Corp.*	1,618,838
28,275	Silicon Laboratories, Inc.*	2,414,968
31,689	SolarEdge Technologies, Inc.*	2,594,695
21,801	Synaptics, Inc.*	1,261,624
109,248	Teradyne, Inc.	5,917,963
27,637	Universal Display Corp.	3,642,004

		39,280,325

Software (4.0%):
75,328	ACI Worldwide, Inc.*	1,819,171
32,045	Blackbaud, Inc.	1,780,100
79,089	CDK Global, Inc.	2,598,074
65,693	Ceridian HCM Holding, Inc.*	3,289,249
27,422	CommVault Systems, Inc.*	1,110,043
18,879	Fair Isaac Corp.*	5,808,879
30,186	J2 Global, Inc.	2,259,422
31,827	LogMeIn, Inc.	2,650,553
41,646	Manhattan Associates, Inc.*	2,074,804
67,746	PTC, Inc.*	4,146,732
25,419	Tyler Technologies, Inc.*	7,538,258

		35,075,285

Specialty Retail (1.5%):
43,826	Aaron’s, Inc.	998,356
103,259	American Eagle Outfitters, Inc.	820,909
38,347	AutoNation, Inc.*	1,076,017
83,860	Bed Bath & Beyond, Inc.^	353,051
41,527	Dick’s Sporting Goods, Inc.	882,864
36,276	Five Below, Inc.*	2,553,105
69,738	Foot Locker, Inc.	1,537,723
18,848	Murphy U.S.A., Inc.*	1,590,017
10,643	RH*	1,069,302
76,111	Sally Beauty Holdings, Inc.*	614,977
46,149	Urban Outfitters, Inc.*	657,162
50,556	Williams-Sonoma, Inc.	2,149,641

		14,303,124

Technology Hardware, Storage & Peripherals (0.2%):
83,027	NCR Corp.*	1,469,578

Textiles, Apparel & Luxury Goods (0.9%):
28,777	Carter’s, Inc.	1,891,512
18,923	Columbia Sportswear Co.	1,320,258
18,236	Deckers Outdoor Corp.*	2,443,624
87,249	Skechers U.S.A., Inc., Class A*	2,071,291

		7,726,685

Thrifts & Mortgage Finance (0.6%):
4,997	LendingTree, Inc.*	916,400
304,588	New York Community Bancorp, Inc.	2,860,081

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value

Common Stocks, continued
Thrifts & Mortgage Finance, continued
51,087	Washington Federal, Inc.	$1,326,219

		5,102,700

Trading Companies & Distributors (0.8%):
22,868	GATX Corp.	1,430,622
29,357	MSC Industrial Direct Co., Inc., Class A	1,613,754
69,405	NOW, Inc.*	358,130
21,282	Watsco, Inc.	3,363,195

		6,765,701

Water Utilities (0.7%):
140,705	Essential Utilities, Inc.	5,726,694

Wireless Telecommunication Services (0.1%):
63,704	Telephone & Data Systems, Inc.	1,067,679

Total Common Stocks (Cost $922,809,281)		835,860,973

Private Placements (0.9%):
Internet & Direct Marketing Retail (0.7%):
76,914	Airbnb, Inc., Series D, 0.00%(a)(b)	5,831,620

Software (0.2%):
229,712	Palantir Technologies, Inc., Series G, 0.00%*(a)(b)	1,268,011
67,672	Palantir Technologies, Inc., Series H, 0.00%(a)(b)	373,549
67,672	Palantir Technologies, Inc., Series H1, 0.00%(a)(b)	373,549

		2,015,109

Total Private Placements (Cost $4,309,378)		7,846,729

Short-Term Securities Held as Collateral for Securities on Loan (0.4%):
$3,623,168	BlackRock Liquidity FedFund, Institutional Class , 1.81%(c)(d)	3,623,168

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $3,623,168)		3,623,168

Unaffiliated Investment Companies (2.7%):
Money Markets (2.7%):
23,321,283	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.51%(d)	23,321,283

Total Unaffiliated Investment Companies (Cost $23,321,283)		23,321,283

Total Investment Securities (Cost $954,063,110) - 100.3%		870,652,153
Net other assets (liabilities) - (0.3)%		(2,963,399)

Net Assets - 100.0%		$867,688,754

Percentages indicated are based on net assets as of March 31, 2020.

REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $3,602,885.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2020. The total of all such securities represent 0.90% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent 0.90% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(d)	The rate represents the effective yield at March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P MidCap 400 E-Mini June Futures (U.S Dollar)	6/19/20	188	$27,030,640	$2,725,561

				$2,725,561

See accompanying notes to the schedules of portfolio investments.

AZL Moderate Index Strategy Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (99.9%):

Domestic Equity Funds (46.2%):
3,051,129	AZL Mid Cap Index Fund, Class 2	$46,895,849
11,175,802	AZL S&P 500 Index Fund, Class 2	163,278,470
2,651,027	AZL Small Cap Stock Index Fund, Class 2	23,594,144

		233,768,463

Fixed Income Funds (38.1%):
16,870,608	AZL Enhanced Bond Index Fund	192,831,048

International Equity Funds (15.6%):
6,114,728	AZL International Index Fund, Class 2	79,185,731

Total Affiliated Investment Companies (Cost $509,921,343)		505,785,242

Total Investment Securities (Cost $509,921,343) - 99.9%		505,785,242
Net other assets (liabilities) - 0.1%		634,942

Net Assets - 100.0%		$506,420,184

Percentages indicated are based on net assets as of March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (97.9%):
Diversified Banks (0.1%):
180,630	China Merchants Commercial Real Estate Investment Trust*	$59,680

Diversified Real Estate Activities (7.7%):
141,000	Hang Lung Properties, Ltd.	285,187
8,600	Kenedix, Inc.	32,592
73,811	Mitsubishi Estate Co., Ltd.	1,088,264
58,398	Mitsui Fudosan Co., Ltd.	1,010,196
344,801	New World Development Co., Ltd.	369,350
28,631	Sumitomo Realty & Development Co., Ltd.	697,925
117,471	Sun Hung Kai Properties, Ltd.	1,542,433
2,500	Tokyo Tatemono Co., Ltd.	26,464
13,115	UOL Group, Ltd.	60,402

		5,112,813

Diversified REITs (6.1%):
38	Activia Properties, Inc.	121,763
1,969	Covivio	111,014
18	Daiwahouse Residential Investment Corp.	43,983
5,627	Gecina SA	746,268
134,051	GPT Group	305,400
8,389	H&R Real Estate Investment Trust	53,240
76	Hulic REIT, Inc.	87,307
305	Icade	24,168
35	Kenedix Office Investment Corp.	183,326
132,663	Land Securities Group plc	913,796
19,560	Lexington Realty Trust	194,231
59,086	Merlin Properties Socimi SA	446,409
128,622	Mirvac Group	170,178
268	Nomura Real Estate Master Fund, Inc.	338,247
62	Premier Investment Corp.	68,150
33,680	Stockland	53,940
202	United Urban Investment Corp.	200,456

		4,061,876

Shares		Fair Value
Common Stocks, continued
Health Care Facilities (0.0%†):
901	Five Star Senior Living, Inc.*	$2,505

Health Care REITs (4.5%):
13,550	Diversified Healthcare Trust	49,187
39,306	Healthcare Realty Trust, Inc.	1,097,817
14,704	Healthcare Trust of America, Inc., Class A	357,013
18,081	Healthpeak Properties, Inc.	431,232
26,898	Ventas, Inc.	720,866
7,585	Welltower, Inc.	347,241

		3,003,356

Hotel & Resort REITs (4.9%):
126,396	DiamondRock Hospitality Co.	642,092
158,366	Host Hotels & Resorts, Inc.	1,748,361
378	Invincible Investment Corp.	84,420
408	Japan Hotel REIT Investment Corp.	118,235
73,977	Sunstone Hotel Investors, Inc.	644,340

		3,237,448

Industrial REITs (7.7%):
160,138	Ascendas Real Estate Investment Trust	319,206
12,630	Duke Realty Corp.	408,959
196,500	Frasers Logistics & Industrial Trust	122,538
188	GLP J-REIT	211,488
7,377	Goodman Group	56,337
39,200	Mapletree Industrial Trust	66,319
100,200	Mapletree Logistics Trust	111,534
16	Mitsubishi Estate Logistics REIT Investment Corp.	52,596

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial REITs, continued
39	Mitsui Fudosan Logistics Park, Inc.	$164,778
57	Nippon Prologis REIT, Inc.	143,620
41,012	ProLogis, Inc.	3,296,134
15,338	SERGO plc	145,015

		5,098,524

Office REITs (21.3%):
4,531	Alexandria Real Estate Equities, Inc.	621,019
16,534	Alstria Office REIT-AG	238,052
20,923	Boston Properties, Inc.	1,929,728
68,544	CapitaLand Commercial Trust	73,862
18,645	Cousins Properties, Inc.	545,739
32	Daiwa Office Investment Corp.	176,879
11,543	Derwent Valley Holdings plc	467,464
95,173	Dexus	543,087
9,239	Douglas Emmett, Inc.	281,882
44,638	Great Portland Estates plc	376,789
322,612	Hibernia REIT plc	377,482
4,260	Highwoods Properties, Inc.	150,889
39,769	Hudson Pacific Properties, Inc.	1,008,542
30,928	Inmobiliaria Colonial Socimi SA	293,091
13	Japan Prime Realty Investment Corp.	39,048
123	Japan Real Estate Investment Corp.	721,181
15,012	JBG SMITH Properties	477,832
5,977	Kilroy Realty Corp.	380,735
20,261	Mack-Cali Realty Corp.	308,575
84	Mori Trust Sogo REIT, Inc.	101,452
141	Nippon Building Fund, Inc.	947,490
4,330	NSI NV	171,809
42	Orix JREIT, Inc.	55,160
58,176	Paramount Group, Inc.	511,949
54,816	SL Green Realty Corp.	2,362,570
27,169	Vornado Realty Trust	983,789
5,937	Workspace Group plc	55,901

		14,201,996

Shares		Fair Value
Common Stocks, continued
Real Estate Development (3.0%):
67,925	China Overseas Land & Investment, Ltd.	$209,619
92,000	China Resources Land, Ltd.	377,453
55,040	CK Asset Holdings, Ltd.	299,440
87,500	Longfor Group Holdings, Ltd.	423,447
36,400	Midea Real Estate Holding, Ltd.	90,160
10,600	Poly Property Development Co., Ltd., Class H*	89,260
26,500	Shimao Property Holdings, Ltd.	92,755
33,753	St. Modwen Properties plc	138,276
8,000	Sunac China Holdings, Ltd.	36,794
84,385	Urban & Civic plc	219,303

		1,976,507

Real Estate Operating Companies (10.2%):
3,578	ADO Properties SA	81,180
6,264	Atrium Ljungberg AB, Class B	97,825
2,485,087	BGP Holdings plc*(a)	3,562
64,670	Capital & Counties Properties plc	132,629
7,446	Carmila	106,164
3,989	Castellum AB	67,577
22,780	Deutsche Wohnen SE	870,135
21,495	Entra ASA	256,390
11,279	Fabege AB	144,666
40,222	First Capital Real Estate Investment Trust	389,614
18,025	Grainger plc	57,884
206,152	Hongkong Land Holdings, Ltd.	771,114
16,083	Hufvudstaden AB	219,897
14,456	Hulic Co., Ltd.	146,800
26,669	Hysan Development Co., Ltd.	86,338

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
11,223	Kojamo Oyj	$213,225
5,999	Kungsleden AB	45,348
2,888	LEG Immobilien AG	326,219
33,959	Norwegian Property ASA	34,337
1,354	PSP Swiss Property AG	169,410
286,529	Swire Properties, Ltd.	803,925
25,205	Vonovia SE	1,242,044
116,710	Wharf Real Estate Investment Co., Ltd.^	478,237

		6,744,520

Residential REITs (12.0%):
102	Advance Residence Investment	296,715
27,470	American Campus Communities, Inc.	762,293
11,281	American Homes 4 Rent, Class A	261,719
9,251	Apartment Investment & Management Co.	325,173
10,897	AvalonBay Communities, Inc.	1,603,711
3,308	Boardwalk REIT	53,860
12,245	Camden Property Trust	970,294
330	Equity Lifestyle Properties, Inc.	18,968
22,162	Equity Residential	1,367,617
2,635	Essex Property Trust, Inc.	580,332
39,608	Invitation Homes, Inc.	846,423
4,496	Mid-America Apartment Communities, Inc.	463,223
10,072	UDR, Inc.	368,031
2,556	Unite Group plc	25,378

		7,943,737

Retail REITs (13.5%):
187,922	British Land Co. plc	781,638
1,420	Brixmor Property Group, Inc.	13,490
69,952	CapitaLand Mall Trust	88,190
12,935	Crombie REIT	114,173

Shares		Fair Value
Common Stocks, continued
Retail REITs, continued
22,159	Eurocommercial Properties NV	$214,845
12	Frontier Real Estate Investment Corp.	33,751
226,998	Hammerson plc	217,320
58,020	Intu Properties plc*^	3,197
129	Japan Retail Fund Investment Corp.	145,687
49,002	Klepierre^	946,030
99,684	Link REIT (The)	842,091
124,599	Mapletree Commercial Trust	160,610
30,531	Mercialys SA	222,461
13,116	Regency Centers Corp.	504,048
34,289	RioCan REIT	393,064
244,674	Scentre Group	242,173
3,296	Shaftesbury plc	25,233
43,592	Simon Property Group, Inc.	2,391,457
3,735	SmartCentres Real Estate Investment Trust	50,009
79,031	The Macerich Co.^	444,945
12,278	Unibail-Rodamco-Westfield^	695,066
95,570	Vicinity Centres	60,127
32,674	Weingarten Realty Investors	471,486

		9,061,091

Specialized REITs (6.9%):
28,532	CubeSmart	764,372
10,295	Digital Realty Trust, Inc.	1,430,078
4,980	Extra Space Storage, Inc.	476,885
12,407	Gaming and Leisure Properties, Inc.	343,798
41,400	Keppel DC REIT	66,021
2,020	Life Storage, Inc.	190,991
6,286	Public Storage, Inc.	1,248,462

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Specialized REITs, continued
11	QTS Realty Trust, Inc., Class A	$638

		4,521,245

Total Common Stocks (Cost $84,878,287)		65,025,298

Short-Term Securities Held as Collateral for Securities on Loan (3.5%):
$2,337,084	BlackRock Liquidity FedFund, Institutional Class, 1.81%(b)(c)	2,337,084

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $2,337,084)		2,337,084

Unaffiliated Investment Companies (1.0%):
Money Markets (1.0%):
679,259	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.51%(c)	679,259

Total Unaffiliated Investment Companies (Cost $679,259)		679,259

Total Investment Securities (Cost $87,894,630) - 102.4%		68,041,641
Net other assets (liabilities) - (2.4)%		(1,613,420)

Net Assets - 100.0%		$66,428,221

Percentages indicated are based on net assets as of March 31, 2020.

REIT	-	Real Estate Investment Trust

†	Represents less than 0.05%.
*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $2,188,805.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2020. The total of all such securities represent 0.01% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(c)	The rate represents the effective yield at March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2020:

(Unaudited)

Country	Percentage
Australia	2.1%
Bermuda	1.1%
Canada	1.5%
China	1.1%
Finland	0.3%
France	4.2%
Germany	4.1%
Hong Kong	7.9%
Ireland	0.6%
Japan	10.8%
Netherlands	0.6%
Norway	0.4%
Singapore	1.6%
Spain	1.1%
Sweden	0.8%
Switzerland	0.2%
United Kingdom	5.2%
United States	56.4%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (96.4%):
Aerospace & Defense (0.1%):
6,899	Aecc Aviation Power Co., Ltd.	$20,698
15,085	Aselsan Elektronik Sanayi Ve Ticaret AS	52,903
20,300	Avic Aircraft Co., Ltd.	45,574
139,000	AviChina Industry & Technology Co., Ltd., Class H^	53,433
41,095	Embraer SA*	75,462
3,628	Korea Aerospace Industries, Ltd.	61,411

		309,481

Air Freight & Logistics (0.3%):
9,147	BEST, Inc., ADR*	48,936
1,014	Hyundai Glovis Co., Ltd.	74,765
10,500	SF Holding Co., Ltd., Class A	69,691
103,000	Sinotrans, Ltd.	25,271
10,700	Yunda Holding Co., Ltd., Class A	46,566
15,645	ZTO Express Cayman, Inc., ADR	414,280

		679,509

Airlines (0.2%):
98,000	Air China, Ltd.	62,840
89,500	AirAsia Berhad	16,232
204,000	China Airlines, Ltd.	44,609
39,299	China Eastern Airlines Corp., Ltd.*	22,962
110,000	China Eastern Airlines Corp., Ltd., Class H*	38,006
38,000	China Southern Airlines Co., Ltd.	27,684
82,000	China Southern Airlines Co., Ltd., Class H	35,505
99,676	Eva Airways Corp.	29,315
4,189	InterGlobe Aviation, Ltd.	58,946
2,231	Korean Air Lines Co., Ltd.	33,895
11,357	Latam Airlines Group SA	29,209
28,736	Turk Hava Yollari Anonim Ortakligi*	38,541

		437,744

Auto Components (0.4%):
10,860	Bharat Forge, Ltd.	33,260
395	Bosch, Ltd.	48,695
109,000	Cheng Shin Rubber Industry Co., Ltd.	111,055
10,000	Fuyao Glass Industry Group Co., Ltd.	26,924
25,200	Fuyao Glass Industry Group Co., Ltd., Class H	53,623
4,656	Hankook Tire & Technology Co., Ltd.	73,347
9,990	Hanon Systems	72,412
10,400	Huayu Automotive Systems Co., Ltd.	31,401
3,219	Hyundai Mobis Co., Ltd.	443,343
51,252	Motherson Sumi Systems, Ltd.	40,824
45,000	Nexteer Automotive Group, Ltd.	22,469
8,300	Ningbo Joyson Electronic Corp.*	22,135

		979,488

Automobiles (1.4%):
985,300	Astra International Tbk PT	235,279
37,800	BAIC BluePark New Energy Technology Co., Ltd., Class A*	32,094
91,500	BAIC Motor Corp., Ltd., Class H	35,967
4,208	Bajaj Auto, Ltd.	111,686
148,000	Brilliance China Automotive Holdings, Ltd.	120,934
7,533	BYD Co., Ltd.	63,313
28,500	BYD Co., Ltd., Class H	147,887
25,400	Chongqing Changan Automobile Co., Ltd., Class A	38,139
146,000	Dongfeng Motor Group Co., Ltd., Class H	95,711
710	Eicher Motors, Ltd.	121,858
2,009	Ford Otomotiv Sanayi AS	14,969

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
249,000	Geely Automobile Holdings, Ltd.	$364,941
165,500	Great Wall Motor Co., Ltd., Class H	105,451
151,200	Guangzhou Automobile Group Co., Ltd.	151,124
5,310	Hero MotoCorp, Ltd.	111,138
1,155	Hyundai Motor Co., Ltd.	48,523
7,445	Hyundai Motor Co., Ltd.	536,514
13,113	Kia Motors Corp.	277,480
36,851	Mahindra & Mahindra, Ltd.	137,469
5,301	Maruti Suzuki India, Ltd.	297,109
33,235	NIO, Inc., ADR*^	92,393
26,000	SAIC Motor Corp., Ltd.	75,511
86,420	Tata Motors, Ltd.*	81,739

		3,297,229

Banks (13.8%):
34,592	Absa Group, Ltd.	144,899
143,767	Abu Dhabi Commercial Bank	178,896
194,200	Agricultural Bank of China, Ltd.	92,429
1,495,000	Agricultural Bank of China, Ltd., Class A	597,423
139,318	Akbank T.A.S.*	116,025
60,608	Al Rajhi Bank	867,927
35,841	Alinma Bank*	198,477
66,493	Alpha Bank SA*	51,934
89,500	AMMB Holdings Berhad	61,589
32,502	Arab National Bank	158,320
105,581	Axis Bank, Ltd.	520,932
57,938	Banco Bradesco SA	209,769
2,458,910	Banco de Chile	198,634
2,450	Banco de Credito e Inversiones	83,061
43,337	Banco do Brasil SA	232,647
2,358	Banco Macro SA, ADR	40,038
18,727	Banco Santander Brasil SA	96,135
2,964,227	Banco Santander Chile	114,355
12,806	Bancolombia SA	76,016
21,938	Bancolombia SA	148,596
19,119	Bandhan Bank, Ltd.	50,528
23,500	Bangkok Bank Public Co., Ltd.	71,964
18,699	Bank AlBilad	101,734
19,448	Bank Al-Jazira	58,950
934,300	Bank Mandiri Persero Tbk PT	267,364
30,133	Bank Millennium SA*	23,442
75,300	Bank of Beijing Co., Ltd., Class A	51,374
3,910,000	Bank of China, Ltd.	1,492,165
127,900	Bank of China, Ltd., Class A	62,853
121,799	Bank of Communications Co., Ltd., Class A	88,780
416,000	Bank of Communications Co., Ltd., Class H	253,800
20,000	Bank of Hangzhou Co., Ltd.	21,775
55,800	Bank of Jiangsu Co., Ltd.	47,393
39,000	Bank of Nanjing Co., Ltd.	39,987
17,600	Bank of Ningbo Co., Ltd.	57,451
55,170	Bank of Shanghai Co., Ltd., Class A	64,232
43,656	Bank of the Philippine Islands	52,594
9,377	Bank Pekao SA	127,073
26,398	Banque Saudi Fransi	181,633
102,044	BDO Unibank, Inc.	209,240
15,577	BNK Financial Group, Inc.	56,263
2,118	Capitec Bank Holdings, Ltd.	103,796
293,090	Chang Hwa Commercial Bank	184,689
456,000	China Citic Bank Co., Ltd.	224,565
17,600	China Citic Bank Corp., Ltd.	12,882
4,775,000	China Construction Bank	3,892,099
32,600	China Construction Bank Corp.	29,205

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
688,000	China Development Financial Holding Corp.	$168,878
122,500	China Everbright Bank Co., Ltd.	62,534
153,000	China Everbright Bank Co., Ltd., Class H	58,425
192,500	China Merchants Bank Co., Ltd.	864,235
63,244	China Merchants Bank Co., Ltd.	288,918
349,800	China Minsheng Banking Corp., Ltd.	259,026
104,500	China Minsheng Banking Corp., Ltd., Class A	84,305
125,000	Chongqing Rural Commercial Bank Co., Ltd.	51,149
259,100	CIMB Group Holdings Berhad	213,795
97,915	Commercial Bank of Qatar Qsc (The)	104,593
70,902	Commercial International Bank Egypt SAE*	265,577
3,297	Credicorp, Ltd.	471,702
900,000	CTBC Financial Holding Co., Ltd.	532,931
88,063	Dubai Islamic Bank	86,306
516,502	E.Sun Financial Holding Co., Ltd.	414,368
149,206	Eurobank Ergasias SA*	65,641
133,296	First Abu Dhabi Bank PJSC	344,215
490,417	First Financial Holdings Co., Ltd.	318,794
190,023	Grupo Aval Acciones y Valores	41,983
128,492	Grupo Financiero Banorte SAB de C.V.	352,254
5,271	Grupo Financiero Galicia SA, ADR	37,161
119,382	Grupo Financiero Inbursa SAB de C.V., Class O	85,798
12,569	Habib Bank, Ltd.	7,747
15,026	Hana Financial Holdings Group, Inc.	280,198
34,500	Hong Leong Bank Berhad	106,493
15,800	Hong Leong Financial Group Berhad	49,567
411,160	Hua Nan Financial Holdings Co., Ltd.	245,508
26,900	Huaxia Bank Co., Ltd., Class A	24,582
238,925	ICICI Bank, Ltd.	1,046,420
173,500	Industrial & Commercial Bank of China, Ltd., Class A	126,227
3,244,000	Industrial & Commercial Bank of China, Ltd., Class H	2,213,478
70,400	Industrial Bank Co., Ltd.	158,453
13,204	Industrial Bank of Korea (IBK)	80,544
7,579,985	Itau Corpbanca	19,663
216,729	Itausa - Investimentos Itau S.A.	365,852
37,100	Kasikornbank Public Co., Ltd.	103,430
53,300	Kasikornbank Public Co., Ltd.	148,594
19,462	KB Financial Group, Inc.	543,096
3,916	Komercni Banka AS	74,501
186,800	Krung Thai Bank	65,578
196,401	Malayan Banking Bhd	337,265
171,925	Masraf Al Rayan	172,651
792	mBank SA*	42,406
29,363	MCB Bank, Ltd.	26,288
538,000	Mega Financial Holdings Co., Ltd.	506,314
89,092	Metropolitan Bank & Trust	69,145
24,321	Moneta Money Bank AS	50,347
27,526	National Bank of Greece*	37,999
58,737	National Commercial Bank	542,501
19,017	Nedcor, Ltd.	87,817
11,383	OTP Bank Nyrt	331,072
51,000	Ping An Bank Co., Ltd., Class A	92,455
380,000	Postal Savings Bank of China Co., Ltd., Class H	230,664
43,769	Powszechna Kasa Oszczednosci Bank Polski SA	239,023
487,100	PT Bank Central Asia Tbk	824,160

Shares		Fair Value
Common Stocks, continued
Banks, continued
405,100	PT Bank Negara Indonesia Tbk	$94,626
2,759,700	PT Bank Rakyat Indonesia Tbk	507,787
171,300	PT Bank Tabungan Negara Tbk	8,733
152,200	Public Bank Berhad	556,751
37,275	Qatar International Islamic Bank QSC	74,149
55,137	Qatar Islamic Bank	216,429
221,402	Qatar National Bank	1,011,761
84,100	RHB Bank Bhd	90,624
59,825	Riyad Bank	238,221
52,608	Samba Financial Group	281,841
1,858	Santander Bank Polska SA	77,801
534,205	Sberbank of Russia	1,269,413
15,760	Security Bank Corp.	32,920
174,724	Shanghai Commercial & Savings Bank, Ltd. (The)	227,457
88,300	Shanghai Pudong Development Bank Co., Ltd.	126,709
22,706	Shinhan Financial Group Co., Ltd.	528,488
39,600	Siam Commercial Bank Public Co., Ltd.	84,360
505,800	SinoPac Financial Holdings Co., Ltd.	184,893
63,400	Standard Bank Group, Ltd.	362,888
87,928	State Bank of India*	228,765
516,580	Taishin Financial Holding Co., Ltd.	199,942
315,863	Taiwan Business Bank	101,253
431,876	Taiwan Cooperative Financial Holding Co., Ltd.	262,164
33,862	The Saudi British Bank	182,246
858,486	TMB Bank pcl	23,324
117,261	Turkiye Garanti Bankasi AS*	141,336
75,100	Turkiye Is Bankasi AS, Class C*	52,675
112,678,346	VTB Bank PJSC	46,649
18,589	VTB Bank PJSC, GDR	15,238
22,157	Woori Financial Group, Inc.	137,211

		33,805,213

Beverages (1.3%):
234,458	Ambev SA Com Npv	537,936
14,344	Anadolu Efes Biracilik ve Malt Sanayii AS	37,366
1,900	Anhui Gujing Distillery Co., Ltd., Class A	30,711
4,100	Anhui Kouzi Distillery Co., Ltd.	24,004
18,016	Arca Continental SAB de C.V.	72,649
3,700	Beijing Shunxin Agriculture Co., Ltd., Class A	32,141
7,400	Carlsberg Brewery Malaysia Berhad	42,319
72,000	China Resources Beer Holdings Co., Ltd.	326,825
200	Chongqing Brewery Co., Ltd., Class A	1,289
23,712	Coca-Cola Femsa S.A.B de C.V.	95,658
7,901	Compania Cervecerias Unidas SA	54,220
18,288	Embotelladora Andina SA	40,578
96,572	Fomento Economico Mexicano S.A.B. de C.V.	583,339
6,500	Fraser & Neave Holdings Bhd	46,660
7,100	Jiangsu King’s Luck Brewery JSC, Ltd., Class A	28,297
4,900	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	58,138
3,772	Kweichow Moutai Co., Ltd.	592,924
5,200	Luzhou Laojiao Co., Ltd.	54,243
42,900	Osotspa pcl	45,891
3,300	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	42,146

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Beverages, continued
22,000	Tsingtao Brewery Co., Ltd., Class H	$111,706
15,186	United Spirits, Ltd.*	97,014
11,600	Wuliangye Yibin Co., Ltd., Class A	189,292

		3,145,346

Biotechnology (0.6%):
68,000	3SBio, Inc.*^	70,507
600	BGI Genomics Co., Ltd.	7,155
4,614	Celltrion, Inc.*	865,388
5,400	Chongqing Zhifei Biological Products Co., Ltd., Class A	51,169
922	Helixmith Co., Ltd.*	51,849
4,900	Hualan Biological Engineering, Inc., Class A	33,139
49,000	Innovent Biologics, Inc.*	206,008
241	Medy-Tox, Inc.	38,745
21,600	Shanghai Raas Blood Products Co., Ltd.*	23,550
2,500	Shenzhen Kangtai Biological Products Co., Ltd., Class A	40,527
8,400	Walvax Biotechnology Co., Ltd., Class A	37,359
1,928	Zai Lab, Ltd., ADR*	99,253

		1,524,649

Building Products (0.1%):
9,700	Beijing New Building Materials plc	32,431
53,000	China Lesso Group Holdings, Ltd.	69,553
260	KCC Corp.	27,364

		129,348

Capital Markets (1.5%):
4,300	Anxin Trust Co., Ltd., Class A*	1,516
101,157	B3 SA- Brasil Bolsa Balcao	699,004
12,108	Banco BTG Pactual SA	77,468
17,800	Caitong Securities Co., Ltd.	25,491
410,000	China Cinda Asset Management Co., Ltd., Class H	77,393
48,000	China Everbright, Ltd.	70,494
164,000	China Galaxy Securities Co.	79,153
535,000	China Huarong Asset Management Co., Ltd., Class H	67,376
77,200	China International Capital Corp., Ltd.	124,284
24,800	China Merchants Securities Co., Ltd.	59,584
29,100	Citic Securities Co., Ltd., Class A	91,308
99,500	Citic Securities Co., Ltd., Class A	181,097
8,700	CSC Financial Co., Ltd., Class A	38,260
28,200	East Money Information Co., Ltd., Class A	64,132
16,200	Everbright Securities Co., Ltd.	25,251
53,600	Founder Securities Co., Ltd., Class A	53,973
77,400	GF Securities Co., Ltd.	82,582
15,400	GF Securities Co., Ltd., Class A	29,822
12,599	Guosen Securities Co., Ltd., Class A	19,796
30,400	Guotai Junan Securities Co., Ltd.	70,063
38,000	Guotai Junan Securities Co., Ltd.	56,371
149,200	Haitong Securities Co., Ltd.	135,841
28,600	Haitong Securities Co., Ltd.	51,972
1,835	HDFC Asset Management Co., Ltd.	50,361
2,100	Hithink RoyalFlush Information Network Co., Ltd., Class A	32,319
23,600	Huatai Securities Co., Ltd., Class A	57,569
82,200	Huatai Securities Co., Ltd., Class H	121,680
24,300	Industrial Securities Co., Ltd.	21,317
15,336	Investec, Ltd.	29,100
2,234	Korea Investment Holdings Co., Ltd.	90,276
10,139	Meritz Securities Co., Ltd.	23,237

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
23,077	Mirae Asset Daewoo Co., Ltd.	$98,499
6,300	Nanjing Securities Co., Ltd.	13,889
7,349	NH Investment & Securities Co., Ltd.	53,615
1,631	Noah Holdings, Ltd., ADR*	42,178
20,500	Orient Securities Co., Ltd./China	26,456
63,900	Pacific Securities Co. Ltd (The), Class A*	30,029
8,013	Reinet Investments SCA	127,547
3,512	Samsung Securities Co., Ltd.	83,443
26,100	SDIC Capital Co., Ltd., Class A	45,280
69,900	Shenwan Hongyuan Group Co., Ltd.	43,599
73,012	The Moscow Exchange	90,277
477,000	Yuanta Financial Holding Co., Ltd.	245,386
16,400	Zheshang Securities Co., Ltd.	23,260

		3,531,548

Chemicals (2.2%):
6,959	Advanced Petrochemical Co.	82,432
14,295	Asian Paints, Ltd.	312,065
9,301	Berger Paints India, Ltd.	60,664
175,000	Formosa Chemicals & Fibre Corp.	387,880
226,000	Formosa Plastics Corp.	561,473
6,038	Hanwha Chemical Corp.	65,215
24,900	Hengli Petrochemical Co., Ltd.	43,957
16,379	Hengyi Petrochemical Co., Ltd., Class A	28,927
85,200	Indorama Ventures pcl	56,439
940	Kumho Petrochemical Co., Ltd.	49,505
379	LG Chem, Ltd.	45,248
2,223	LG Chem, Ltd.	550,434
949	Lotte Chemical Corp.	148,792
237,213	Mesaieed Petrochemical Holding Co.	95,052
258,000	Nan Ya Plastics Corp.	466,879
16,206	National Industrialization Co.*	39,686
825	OCI Co., Ltd.	23,196
56,129	Orbia Advance Corp SAB de CV	61,763
131,000	Petronas Chemicals Group Berhad	151,818
6,230	PhosAgro, GDR	64,211
6,288	Pidilite Industries, Ltd.	112,575
1,233,300	PT Barito Pacific Tbk*	54,230
120,700	PTT Global Chemical Public Co., Ltd.	112,165
12,900	Rongsheng Petro Chemical Co., Ltd., Class A	19,954
16,532	Sahara International Petrochemical Co.	54,039
28,161	Sasol, Ltd.*	56,765
8,038	Saudi Arabian Fertilizer Co.	132,655
37,743	Saudi Basic Industries Corp.	703,240
9,924	Saudi Industrial Investment Group	41,683
47,991	Saudi Kayan Petrochemical Co.*	92,609
240,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	59,187
5,640	Sociedad Quimica y Minera de Chile SA	128,835
9,360	Tianqi Lithium Corp., Class A	24,457
28,733	UPL, Ltd.	122,820
9,000	Wanhua Chemical Group Co., Ltd.	52,084
11,140	Yanbu National Petrochemical Co.	123,352
14,800	Zhejiang Longsheng Group Co., Ltd., Class A	24,947

		5,211,233

Commercial Services & Supplies (0.3%):
22,750	A-Living Services Co., Ltd., Class H	109,912
177,222	China Everbright International, Ltd.	101,255
58,000	Country Garden Services Holdings Co., Ltd.	234,364
44,000	Greentown Service Group Co., Ltd.	53,143

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
929	S1 Corp.	$60,792
5,700	Shanghai M&G Stationery, Inc., Class A	37,318

		596,784

Communications Equipment (0.2%):
23,000	Accton Technology Corp.	122,035
35,000	BYD Electronic International Co., Ltd.	58,084
5,600	Fiberhome Telecommunication Technologies Co., Ltd.	26,122
1,175	KMW Co., Ltd.*	48,257
4,900	Shenzhen Sunway Communication Co., Ltd., Class A*	23,555
1,200	Yealink Network Technology Corp., Ltd., Class A	13,742
8,300	ZTE Corp.*	50,287
40,400	ZTE Corp., Class H*^	124,761

		466,843

Construction & Engineering (0.6%):
261,000	China Communications Construction Co., Ltd.	181,043
42,098	China Railway Construction Corp., Ltd., Class A	58,549
94,000	China Railway Construction Corp., Ltd., Class H	104,883
163,000	China Railway Group, Ltd.	86,562
85,500	China Railway Group, Ltd., Class A	65,062
134,200	China State Construction Engineering Corp., Ltd.	100,101
90,000	China State Construction International Holdings, Ltd.	66,235
1,453	Daelim Industrial Co., Ltd.	87,078
9,015	Daewoo Engineering & Construct*	21,413
75,400	Gamuda Berhad	49,000
2,296	GS Engineering & Construction Corp.	38,159
2,038	HDC Hyundai Development Co.-Engineering & Construction	25,680
4,352	Hyundai Engineering & Construction Co., Ltd.	96,542
114,300	IJM Corporation Berhad	41,792
23,741	Larsen & Toubro, Ltd.	251,309
149,000	Metallurgical Corp of China, Ltd., Class H	25,997
71,700	Metallurgical Corp. of China, Ltd.	26,574
91,700	Power Construction Corp. of China, Ltd.	51,093
8,382	Samsung Engineering Co., Ltd.*	68,988
67,500	Sinopec Engineering Group Co., Ltd.	28,289

		1,474,349

Construction Materials (1.1%):
31,843	Ambuja Cements, Ltd.	64,903
12,400	Anhui Conch Cement Co., Ltd., Class A	96,731
62,000	Anhui Conch Cement Co., Ltd., Class H	428,620
114,000	Asia Cement Corp.	148,583
25,400	BBMG Corp.	11,787
113,000	BBMG Corp., Class H	28,168
9,100	Beijing Oriental Yuhong Waterproof Technology Co., Ltd.	43,860
746,492	Cemex SAB de C.V.	155,217
200,000	China National Buildings Material Co., Ltd.	217,110
130,000	China Resources Cement Holdings, Ltd.	154,434
14,812	Grasim Industries, Ltd.	92,344

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
14,963	Grupo Argos SA	$45,405
8,000	Huaxin Cement Co., Ltd.	26,109
995	POSCO Chemical Co., Ltd.	35,399
99,700	PT Indocement Tunggal Prakarsa Tbk	76,216
158,500	PT Semen Indonesia (Persero) Tbk	73,963
3,423	Saudi Cement Co.	44,644
447	Shree Cement, Ltd.	102,658
245,925	Taiwan Cement Corp.	321,353
37,500	The Siam Cement Public Co., Ltd.	366,483
1,679	Titan Cement International SA*	18,897
4,842	Ultra Tech Cement, Ltd.	205,879

		2,758,763

Consumer Finance (0.2%):
8,878	Bajaj Finance, Ltd.	255,932
13,557	Mahindra & Mahindra Financial Services	25,928
28,300	Muangthai Capital pcl, Class R	30,177
1,493	Samsung Card Co., Ltd.	36,371
3,573	Shriram Transport Finance	30,833
27,700	Srisawad Corp pcl	35,869

		415,110

Containers & Packaging (0.1%):
35,728	Klabin SA	109,963
1,500	Yunnan Energy New Material Co., Ltd.	8,939

		118,902

Diversified Consumer Services (0.8%):
19,000	China East Education Holdings, Ltd.*	30,620
25,000	China Education Group Holdings, Ltd.	34,732
94,972	Cogna Educacao	73,121
7,117	New Oriental Education & Technology Group, Inc., ADR*	770,344
19,167	TAL Education Group, ADR*	1,020,834

		1,929,651

Diversified Financial Services (0.7%):
15,390	Ayala Corp.	140,925
55,292	Chailease Holding Co., Ltd.	167,383
142,000	Far East Horizon, Ltd.	113,993
163,799	FirstRand, Ltd.	368,365
335,000	Fubon Financial Holdings Co., Ltd.	416,125
12,163	Grupo de Inversiones Suramericana SA	59,976
5,923	GT Capital Holdings, Inc.	47,024
50,558	Haci Omer Sabanci Holding AS	56,396
757,800	Metro Pacific Investments Corp.	35,810
8,314	PSG Group, Ltd.	59,938
31,853	REC, Ltd.	37,367
26,284	Remgro, Ltd.	180,490
37,921	RMB Holdings, Ltd.	104,778

		1,788,570

Diversified Telecommunication Services (1.5%):
16,641	Bharti Infratel, Ltd.	34,861
132,000	China Communications Services Corp., Ltd.	95,575
672,000	China Telecom Corp., Ltd., Class H	202,748
2,094,000	China Tower Corp., Ltd., Class H	467,535
326,000	China Unicom Hong Kong, Ltd.	186,797
183,000	Chunghwa Telecom Co., Ltd.	650,678
91,867	Emirates Telecommunications Group Co. PJSC	350,297
11,923	Hellenic Telecommunications Organization SA (OTE)	144,795
11,132	LG Uplus Corp.	98,149

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
34,613	Ooredoo Qsc	$55,659
22,338	Orange Polska SA*	32,054
2,488,200	PT Telekomunikasi Indonesia Tbk	481,286
20,170	Saudi Telecom Co.	469,769
5,248	Telecom Argentina SA, ADR	48,387
21,768	Telefonica Brasil	207,193
37,500	Telekom Malaysia Berhad	32,900
13,265	Telkom SA SOC, Ltd.	15,195
494,000	True Corp. pcl	47,262

		3,621,140

Electric Utilities (0.9%):
8,926	Centrais Eletricas Brasileiras S.A	44,722
16,733	Centrais Eletricas Brasileiras S.A	76,848
9,117	CEZ AS	149,745
43,108	Companhia Energetica de Minas Gerais	73,931
1,872,184	ENEL Americas SA	228,935
1,498,988	ENEL Chile SA	101,638
9,765	Energisa SA	71,048
44,655	Equatorial Energia SA	151,277
1,719,325	Inter Rao Ues PJSC	107,490
24,459	Interconexion Electrica SA ESP	93,257
12,271	Korea Electric Power Corp., Ltd.*	192,188
13,430	Manila Electric Co.	59,122
38,674	PGE SA*	35,523
86,891	Power Grid Corp. of India, Ltd.	181,215
39,431	Saudi Electricity Co.	167,096
45,696	Tata Power Co., Ltd.	19,842
155,500	Tenega Nasional Berhad	432,233

		2,186,110

Electrical Equipment (0.2%):
6,100	Contemporary Amperex Technology Co., Ltd., Class A	102,986
33,350	Elswedy Cables Holding Co.	16,638
4,900	Eve Energy Co., Ltd., Class A*	39,892
14,707	Havells India, Ltd.	92,674
16,200	Luxshare Precision Industry Co., Ltd.	86,613
12,400	Nari Technology Co., Ltd.	34,379
138,000	Shanghai Electric Group Co., Ltd., Class H	36,383
16,541	Xinjiang Goldwind Science & Technology Co., Ltd.	22,236
27,400	Xinjiang Goldwind Science & Technology Co., Ltd.	23,773
6,600	Zhejiang Chint Electrics Co., Ltd., Class A	22,097
27,100	Zhuzhou CRRC Times Electric Co., Ltd., Class H	79,934

		557,605

Electronic Equipment, Instruments & Components (2.3%):
35,000	AAC Technologies Holdings, Inc.	180,374
463,000	AU Optronics Corp.	96,031
3,300	AVIC Jonhon Optronic Technology Co., Ltd., Class A	15,936
10,800	Chaozhou Three-Circle Group Co., Ltd., Class A	27,633
54,000	China Railway Signal & Communication Corp., Ltd.	27,064
96,000	Delta Electronics, Inc.	382,676
9,699	Foxconn Industrial Internet Co., Ltd., Class A	17,972
46,000	Foxconn Technology Co., Ltd.	75,326
12,300	GoerTek, Inc., Class A	28,282

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
32,700	Hangzhou Hikvision Digital	$127,976
620,000	Hon Hai Precision Industry Co., Ltd.	1,433,680
428,000	Innolux Corp.	74,055
34,500	Kingboard Holdings, Ltd.	80,371
55,500	Kingboard Laminates Holdings, Ltd.	51,081
5,000	Largan Precision Co., Ltd.	621,708
15,100	Lens Technology Co., Ltd., Class A	30,803
12,433	LG Display Co., Ltd.*	111,600
732	LG Innotek Co., Ltd.	67,375
19,600	Lingyi iTech Guangdong Co., Class A*	22,586
1,200	NAURA Technology Group Co., Ltd., Class A	19,747
4,200	OFILM Group Co., Ltd., Class A*	8,119
2,676	Samsung Electro-Mechanics Co., Ltd., Series L	211,333
2,754	Samsung SDI Co., Ltd.	538,142
9,500	Shengyi Technology Co., Ltd., Class A	35,244
1,300	Shennan Circuits Co., Ltd., Class A	35,952
36,000	Sunny Optical Technology Group Co., Ltd.	480,181
7,000	Suzhou Dongshan Precision Manufacturing Co., Ltd.	20,194
76,000	Synnex Technology International Corp.	92,579
14,000	Tianma Microelectronics Co., Ltd., Class A	26,176
2,800	Tunghsu Optoelectronic Technology Co., Ltd.	1,179
4,500	Unisplendour Corp., Ltd., Class A	22,299
17,000	Walsin Technology Corp.	88,809
3,000	Wingtech Technology Co., Ltd.*	42,661
69,960	WPG Holdings, Ltd.	82,157
4,200	Wuhan Guide Infrared Co., Ltd.	19,883
8,300	WUS Printed Circuit Kunshan Co., Ltd., Class A	27,823
5,600	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	29,436
13,377	Yageo Corp.	119,102
9,200	Zhejiang Dahua Technology Co., Ltd., Class A	20,857
26,000	Zhen Ding Technology Holding, Ltd.	78,585

		5,472,987

Energy Equipment & Services (0.1%):
72,000	China Oilfield Services, Ltd.	55,040
185,100	Dialog Group Berhad	129,354

		184,394

Entertainment (1.0%):
700,000	Alibaba Pictures Group, Ltd.*	90,033
3,501	CD Projekt SA	244,236
400	G-Bits Network Technology Xiamen Co., Ltd.	23,048
2,528	HUYA, Inc., ADR*	42,850
6,238	IQIYI, Inc., ADR*	111,036
8,100	Mango Excellent Media Co., Ltd., Class A*	49,550
818	Ncsoft Corp.	433,071
3,534	NetEase, Inc., ADR	1,134,273
1,339	Netmarble Corp.*	102,093
281	Pearl Abyss Corp.*	41,065
4,700	Perfect World Co., Ltd., Class A	31,379
4,452	Tencent Music Entertainment Group, ADR*	44,787
11,400	Wanda Film Holding Co., Ltd.*	25,406

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Entertainment, continued
4,800	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	$21,997

		2,394,824

Equity Real Estate Investment Trusts (0.1%):
158,965	Fibra UNO Amdinistracion SA	124,637
65,874	Fortress REIT, Ltd., Class A	37,034
151,393	Growthpoint Properties, Ltd.	108,756
278,872	Redefine Properties, Ltd.	36,939
971	Resilient REIT, Ltd.	1,726

		309,092

Food & Staples Retailing (1.6%):
21,197	Atacadao Distribuicao Comercio e Industria, Ltd.	84,171
5,863	Avenue Supermarts, Ltd.*	169,199
51,500	Berli Jucker pcl	64,015
376	BGF Retail Co., Ltd.	40,486
16,483	Bid Corp., Ltd.	195,290
19,206	BIM Birlesik Magazalar AS	144,724
71,473	Cencosud SA	74,373
8,122	Cia Brasileira de Distribuicao	103,712
13,004	Clicks Group, Ltd.	187,198
289,800	CP All pcl	541,461
2,270	Dino Polska SA*	88,860
1,085	E-Mart Co., Ltd.	93,835
1,004	GS Retail Co., Ltd.	25,312
17,035	Magnit PJSC	151,766
19,599	Pickn Pay Stores, Ltd.	66,243
28,000	President Chain Store Corp.	262,093
11,108	Raia Drogasil SA	217,764
25,126	Shoprite Holdings, Ltd.	175,419
117,500	Sun Art Retail Group, Ltd.	173,913
10,296	The Spar Group, Ltd.	104,619
257,546	Wal-Mart de Mexico SAB de C.V.	605,573
6,668	X5 Retail Group NV, GDR	179,086
2,900	Yifeng Pharmacy Chain Co., Ltd., Class A	37,982
25,700	Yonghui Superstores Co., Ltd.	37,211

		3,824,305

Food Products (2.1%):
12,283	Almarai Co. JSC	153,873
23,400	Beijing Dabeinong Technology Group Co., Ltd.	28,661
26,946	BRF SA*	78,266
2,620	Britannia Industries, Ltd.	92,266
184,400	Charoen Pokphand Foods Public Co., Ltd.	136,538
280,000	China Huishan Dairy Holdings Co., Ltd.*	–
138,000	China Mengniu Dairy Co., Ltd.	477,988
461	CJ CheilJedang Corp.	80,764
111,500	Dali Foods Group Co., Ltd.	77,347
7,700	Foshan Haitian Flavouring & Food Co., Ltd.	136,227
15,800	Genting Plantations Berhad	35,206
10,900	Gruma, SAB de C.V., Class B	83,517
85,224	Grupo Bimbo SAB de C.V., Series A, Class A	123,936
9,500	Guangdong Haid Group Co., Ltd., Class A	54,013
8,700	Henan Shuanghui Investment & Development Co., Ltd.	48,027
17,800	Inner Mongolia Yili Indsutrial Group Co., Ltd.	75,224
100,800	IOI Corp. Berhad	93,236

Shares		Fair Value
Common Stocks, continued
Food Products, continued
54,046	JBS SA	$211,594
12,700	Jiangxi Zhengbang Technology Co., Ltd., Class A	34,253
4,500	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd.	30,417
23,900	Kuala Lumpur Kepong Berhad	114,259
6,900	Muyuan Foodstuff Co., Ltd.	119,290
1,155	Nestle India, Ltd.	248,865
3,200	Nestle Malaysia Bhd	101,534
10,600	New Hope Liuhe Co., Ltd., Class A	47,131
1,142	Orion Corp./ Republic of Korea	107,340
84	Ottogi Corp.	32,628
30,380	PPB Group Berhad	115,398
342,800	PT Charoen Pokphand Indonesia Tbk	103,592
116,600	PT Indofood CBP Sukses Makmur Tbk	72,918
213,900	PT Indofood Sukses Makmur Tbk	83,139
34,300	QL Resources Berhad	59,220
98,600	Sime Darby Plantation Bhd	111,748
17,000	Standard Foods Corp.	34,302
169,500	Thai Union Frozen Products pcl	71,278
11,762	The Savola Group*	111,770
8,059	Tiger Brands, Ltd.	83,321
94,000	Tingyi (Caymen Is) Holding Corp.	153,147
17,800	Tongwei Co., Ltd., Class A	28,966
67,000	Uni-President China Holdings, Ltd.	64,743
241,000	Uni-President Enterprises Corp.	522,956
45,370	Universal Robina Corp.	93,017
234,000	Want Want China Holdings, Ltd.	168,826
18,300	Wens Foodstuffs Group Co., Ltd.	83,621
23,000	Yihai International Holding, Ltd.	173,412

		4,957,774

Gas Utilities (0.6%):
27,000	Beijing Enterprises Holdings, Ltd.	98,256
89,000	China Gas Holdings, Ltd.	308,660
42,000	China Resources Gas Group, Ltd.	210,857
39,100	ENN Energy Holdings, Ltd.	376,037
81,621	GAIL India, Ltd.	81,533
27,034	Infraestructura Energetica Nova, SAB de C.V.	82,858
1,191	Korea Gas Corp.	20,725
41,200	Petronas Gas Berhad	146,755
548,900	PT Perusahaan Gas Negara Tbk	25,789
39,000	Towngas China Co., Ltd.	19,256

		1,370,726

Health Care Equipment & Supplies (0.2%):
75,800	Hartalega Holdings Berhad	120,515
1,200	Jafron Biomedical Co., Ltd., Class A	15,952
5,900	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd.	30,116
7,700	Lepu Medical Technology Beijing Co., Ltd., Class A	39,149
4,400	Ovctek China, Inc., Class A	34,432
104,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	131,044
3,300	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	121,411
70,800	Top Glove Corp. Berhad	105,512

		598,131

Health Care Providers & Services (0.6%):
10,010	Aier Eye Hospital Group Co., Ltd., Class A	55,830
466,700	Bangkok Dusit Medical Services Public Co., Ltd.	271,136

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
20,300	Bumrungrad Hospital pcl	$70,523
2,762	Celltrion Healthcare Co., Ltd.*	202,931
11,550	Hapvida Participacoes e Investimentos SA	94,262
10,500	Huadong Medicine Co., Ltd., Class A	25,758
105,100	IHH Healthcare Berhad	124,451
11,000	Jointown Pharmaceutical Group Co., Ltd.	26,428
70,595	Life Healthcare Group Holdings Pte, Ltd.	72,842
15,300	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	25,554
24,477	Notre Dame Intermedica Participacoes SA	211,823
41,700	Shanghai Pharmaceuticals Holding Co., Ltd.	70,612
1,900	Shanghai Pharmaceuticals Holding Co., Ltd.	5,207
64,800	Sinopharm Group Co., Series H	145,121
2,100	Topchoice Medical Corp., Class A*	32,032

		1,434,510

Health Care Technology (0.2%):
174,000	Alibaba Health Information Technology, Ltd.*	288,962
15,000	Ping An Healthcare and Technology Co., Ltd.*	139,161
8,300	Winning Health Technology Group Co., Ltd.	24,428

		452,551

Hotels, Restaurants & Leisure (0.7%):
25,194	Alsea SAB de C.V.*	16,130
910	AmRest Holdings SE*	4,064
7,600	China International Travel Service Corp., Ltd., Class A	72,345
114,000	Genting Berhard	97,915
128,300	Genting Malaysia Berhad	59,243
18,000	Haidilao International Holding, Ltd.^	69,819
6,194	Huazhu Group, Ltd., ADR	177,954
23,260	Jollibee Foods Corp.	47,932
5,881	Kangwon Land, Inc.	94,550
3,875	Luckin Coffee, Inc., ADR*^	105,361
140,400	Minor International pcl	70,622
9,175	OPAP SA	70,514
1,987	Saudi Airlines Catering Co.	39,715
25,400	Shenzhen Overseas Chinese Town Co., Ltd., Class A	22,991
11,300	Songcheng Performance Development Co., Ltd., Class A	39,950
17,834	Yum China Holdings, Inc.	760,264

		1,749,369

Household Durables (0.4%):
7,079	Arcelik AS*	14,294
11,199	Gree Electric Appliances, Inc. of Zhuhai, Class A	82,756
67,000	Haier Electronics Group Co., Ltd.	177,152
5,206	LG Electronics, Inc.	203,276
13,100	NavInfo Co., Ltd.	25,839
7,000	Nien Made Enterprise Co., Ltd.	41,217
17,100	Qingdao Haier Co., Ltd.	34,851
105,000	Tatung Co., Ltd.*	67,300
72,600	TCL Corp., Class A	42,141
2,325	Woongjin Coway Co., Ltd.	109,681
4,700	Zhejiang Supor Co., Ltd., Class A	45,980

		844,487

Shares		Fair Value
Common Stocks, continued
Household Products (0.5%):
32,465	Hindustan Unilever, Ltd.	$977,304
74,541	Kimberl- Clark de Mexico SAB de C.V.	112,927
390,500	PT Unilever Indonesia Tbk	172,540

		1,262,771

Independent Power and Renewable Electricity Producers (0.6%):
57,800	Aboitiz Power Corp.	29,773
41,700	B Grimm Power pcl	50,503
534,000	Cgn Power Co., Ltd., Class H	122,165
170,000	China Longyuan Power Group Corp.	92,978
41,500	China National Nuclear Power Co., Ltd.	25,812
185,000	China Power International Develpoment, Ltd.	34,077
90,000	China Resources Power Holdings Co.	98,707
71,400	China Yangtze Power Co., Ltd.	173,652
415,329	Colbun SA	45,155
186,000	Datang International Power Generation Co., Ltd.	24,777
16,200	Electricity Genera pcl	112,123
10,904	Engie Brasil Energia SA	81,686
61,000	GD Power Development Co., Ltd.	17,494
25,400	Global Power Synergy pcl	44,113
25,500	Gulf Energy Development pcl, Class R	116,547
56,200	Huadian Power International Corp, Ltd., Class A	27,402
84,000	Huadian Power International Corp., Ltd., Class H	24,981
226,000	Huaneng Power International, Inc., Class H	84,111
111,318	NTPC, Ltd.	122,790
33,400	Ratch Group pcl	58,597
20,900	SDIC Power Holdings Co., Ltd., Class A	23,452
21,900	Sichuan Chuantou Energy Co., Ltd., Class A	28,460

		1,439,355

Industrial Conglomerates (1.0%):
105,390	Aboitiz Equity Ventures, Inc.	77,592
144,928	Alfa SAB de C.V., Class A	39,120
14,751	Bidvest Group, Ltd.	120,426
292,000	Citic, Ltd.	304,028
713	CJ Corp.	37,306
153,000	Far Eastern New Century Corp.	114,132
137,000	Fosun International, Ltd.	157,400
24,392	Grupo Carso SAB de C.V.	47,909
2,181	Hanwha Corp.	27,094
28,800	Hap Seng Consolidated Berhad	51,478
96,889	Industries Qatar Q.S.C.	176,720
153,160	JG Summit Holdings, Inc.	156,425
35,708	KOC Holdings AS	72,511
4,580	LG Corp.	219,807
1,672	Lotte Corp.	32,713
4,213	Samsung C&T Corp.	306,000
32,000	Shanghai Industrial Holdings, Ltd.	48,215
2,872	Siemens, Ltd.	41,881
111,900	Sime Darby Berhad	43,566
1,715	SK Holdings Co., Ltd.	232,432
12,880	SM Investments Corp.	208,104

		2,514,859

Insurance (3.4%):
1,827	Bajaj Finserv, Ltd.	110,866

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
34,783	BB Seguridade Participacoes SA	$166,373
1,459	Bupa Arabia For Cooperative Insurance Co.	35,496
388,137	Cathay Financial Holding Co., Ltd.	453,218
10,000	China Life Insurance Co., Ltd.	37,288
368,000	China Life Insurance Co., Ltd.	721,920
132,088	China Life Insurance Co., Ltd.*	73,633
23,600	China Pacific Insurance Group Co., Ltd., Class A	94,303
126,800	China Pacific Insurance Group Co., Ltd., Class H	381,210
210,000	China Reinsurance Group Corp.	24,216
86,200	China Taiping Insurance Holdings Co., Ltd.	140,480
2,649	DB Insurance Co., Ltd.	75,123
18,715	Discovery, Ltd.	81,458
15,367	Hanwha Life Insurance Co., Ltd.	17,364
27,089	HDFC Life Insurance Co., Ltd.*	156,329
3,542	Hyundai Marine & Fire Insurance Co., Ltd.	65,084
9,682	ICICI Lombard General Insurance Co., Ltd.	137,212
14,231	ICICI Prudential Life Insurance Co., Ltd.	66,724
33,296	IRB Brasil Resseguros SA	62,038
3,770	Liberty Holding, Ltd.	13,955
50,823	Momentum Metropolitan Holdings	44,253
46,600	New China Life Insurance Co., Ltd.	144,478
4,500	New China Life Insurance Co., Ltd., Class A	25,369
237,809	Old Mutual, Ltd.	157,418
28,100	People’s Insurance Co. Group of China, Ltd. (The)	25,054
375,000	People’s Insurance Co. Group of China, Ltd. (The)	123,226
338,000	Picc Property & Casuality Co., Ltd., Class H	325,114
276,500	Ping An Insurance Group Co. of China, Ltd.	2,704,854
33,300	Ping An Insurance Group Co. of China, Ltd.	325,919
3,745	Porto Seguro SA	32,380
30,304	Powszechny Zaklad Ubezpieczen SA	229,259
106,711	Qatar Insurance Co.	61,106
39,144	Rand Merchant Investment Holdings, Ltd.	47,984
1,540	Samsung Fire & Marine Insurance Co., Ltd.	192,644
3,619	Samsung Life Insurance Co., Ltd.	126,685
97,012	Sanlam, Ltd.	276,993
16,370	SBI Life Insurance Co., Ltd.	136,706
542,991	Shin Kong Financial Holdings Co., Ltd.	137,060
13,111	Sul America SA	85,299
2,914	The Co. for Cooperative Insurance*	47,004
11,700	Zhongan Online P&c Insurance Co., Ltd.*	38,343

		8,201,438

Interactive Media & Services (7.1%):
4,617	58.com, Inc., ADR*	224,940
2,913	Autohome, Inc., ADR*	206,881
13,679	Baidu, Inc., ADR*	1,378,707
2,752	Info Edge India, Ltd.	73,234
2,653	JOYY, Inc., ADR*	141,299
2,468	Kakao Corp.	310,716
7,938	Momo, Inc., ADR	172,175

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services, continued
6,901	NAVER Corp.	$949,442
3,404	Sina Corp.*	108,383
285,000	Tencent Holdings, Ltd.	13,897,496
2,832	Weibo Corp., ADR*^	93,768

		17,557,041

Internet & Direct Marketing Retail (8.2%):
86,505	Alibaba Group Holding, Ltd., ADR*	16,823,491
9,146	B2W Cia Digital*	84,501
2,123	Baozun, Inc., ADR*^	59,317
574	CJ ENM Co., Ltd.	48,250
36,685	JD.com, Inc., ADR*	1,485,742
49,200	Meituan Dianping*	590,445
9,507	Pinduoduo, Inc., ADR*^	342,537
23,137	Trip.com Group, Ltd., ADR*	542,563
21,484	Vipshop Holdings, Ltd., ADR*	334,721

		20,311,567

IT Services (1.5%):
6,000	Beijing Sinnet Technology Co., Ltd.	20,134
63,154	Cielo SA	53,973
9,100	DHC Software Co., Ltd., Class A	16,488
2,946	GDS Holdings, Ltd., ADR*	170,780
53,898	HCL Technologies, Ltd.	308,801
169,734	Infosys, Ltd.	1,426,409
1,832	Samsung SDS Co., Ltd.	222,079
44,863	Tata Consultancy Services, Ltd.	1,075,200
21,893	Tech Mahindra, Ltd.	162,288
50,000	Travelsky Technology, Ltd., Series H	87,759
2,800	Wangsu Science & Technology Co., Ltd., Class A	3,098
61,620	Wipro, Ltd.	159,433

		3,706,442

Leisure Products (0.1%):
14,000	Giant Manufacturing Co., Ltd.	62,064
1,777	HLB, Inc.*	130,817

		192,881

Life Sciences Tools & Services (0.5%):
4,215	Divi’s Laboratories, Ltd.	109,862
42,000	Genscript Biotech Corp.*	67,614
3,400	Hangzhou Tigermed Consulting Co., Ltd., Class A	30,570
787	Samsung Biologics Co., Ltd.*	308,450
5,800	WuXi AppTec Co., Ltd., Class A	73,628
7,200	WuXi AppTec Co., Ltd., Class H	88,120
39,000	Wuxi Biologics Cayman, Inc.*	502,787

		1,181,031

Machinery (0.8%):
7,000	AirTac International Group	102,650
56,569	Ashok Leyland, Ltd.	31,863
81,500	China Conch Venture Holdings, Ltd.	362,359
72,200	China Shipbuilding Industry Co., Ltd., Class A	42,986
82,899	CRRC Corp., Ltd., Class A	76,857
196,000	CRRC Corp., Ltd., Class H	99,099
1,406	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	15,366
2,359	Doosan Bobcat, Inc.	34,168
32,000	Haitian International Holdings, Ltd.	59,530
10,482	Hiwin Technologies Corp.	68,135
462	Hyundai Heavy Industries Holdings Co., Ltd.	74,099
5,200	Jiangsu Hengli Hydraulic Co., Ltd., Class A	45,283
2,061	Korea Shipbuilding & Offshore*	131,451
21,663	Samsung Heavy Industries Co., Ltd., Class R*	68,131

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
26,100	Sany Heavy Industry Co., Ltd.	$64,019
8,000	Shenzhen Inovance Technology Co., Ltd.	29,035
35,500	Sinotruk Hong Kong, Ltd.	58,762
41,545	WEG SA	268,448
15,600	Weichai Power Co., Ltd., Class A	26,435
104,000	Weichai Power Co., Ltd., Class H	166,453
30,200	XCMG Construction Machinery Co., Ltd.	21,611
11,200	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	25,233
4,800	Zhongji Innolight Co., Ltd., Class A	36,189
80,400	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	58,289

		1,966,451

Marine (0.1%):
64,000	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	34,303
134,000	COSCO SHIPPING Holdings Co., Ltd.*	36,849
86,835	Evergreen Marine Corp., Ltd.*	26,571
66,700	MISC Berhad	114,736
10,485	Pan Ocean Co., Ltd.*	25,249

		237,708

Media (1.5%):
3,550	Cheil Worldwide, Inc.	45,714
14,200	China Literature, Ltd.*	56,084
15,055	Cyfrowy Polsat SA	86,985
127,011	Grupo Televisa SAB	146,242
13,390	Megacable Holdings SAB de C.V.	36,640
23,699	MultiChoice Group, Ltd.*	113,619
22,102	Naspers, Ltd.	3,143,129
16,600	Oriental Pearl Group Co., Ltd.	20,552
42,642	ZEE Entertainment Enterprises, Ltd.	69,662

		3,718,627

Metals & Mining (2.9%):
141,114	Alrosa PAO	115,795
200,000	Aluminum Corp. of China, Ltd.*	39,559
2,653	Anglo American Platinum, Ltd.	111,588
20,278	AngloGold Ashanti, Ltd.^	346,884
57,100	Baoshan Iron & Steel Co., Ltd., Class A	39,329
83,500	China Hongqiao Group, Ltd.	35,438
58,500	China Molybdenum Co., Ltd., Class A	28,745
210,000	China Molybdenum Co., Ltd., Class H	58,424
21,400	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	27,222
588,000	China Steel Corp.	368,588
96,400	China Zhongwang Holdings, Ltd.	25,320
10,470	Cia de Minas Buenaventura SA, ADR	76,326
33,377	Companhia Siderurgica Nacional SA (CSN)	44,843
74,572	Eregli Demir ve Celik Fabrikalari T.A.S.	83,703
5,000	Ganfeng Lithium Co., Ltd.	28,204
42,979	Gold Fields	208,714
171,677	Grupo Mexico SAB de C.V., Series B, Class B	316,707
58,675	Hindalco Industries, Ltd.	74,215
4,280	Hyundai Steel Co.	62,268
39,449	Impala Platinum Holdings, Ltd.	166,785
6,689	Industrias Penoles SAB de C.V.	44,540

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
226,900	Inner Mongolia Baotou Steel Union Co., Ltd.	$36,885
76,000	Jiangxi Copper Co., Ltd.	69,837
6,400	Jiangxi Copper Co., Ltd., Class A	11,439
45,225	JSW Steel, Ltd.	86,425
7,548	KGHM Polska Miedz SA*	108,884
456	Korea Zinc Co.	132,171
3,443	Kumba Iron Ore, Ltd.	53,684
64,500	Maanshan Iron & Steel Co., Ltd., Class A	22,959
115,534	Magnitogorsk Iron & Steel Works PJSC	56,551
3,114	MMC Norilsk Nickel PJSC	772,291
15,610	Northam Platinum, Ltd.*	60,125
64,628	Novolipetsk Steel PJSC	101,833
10,448	Polymetal International plc	180,158
1,250	Polyus PJSC	169,352
3,922	POSCO	514,673
63,900	Press Metal Aluminium Holdings Bhd	48,380
23,267	Saudi Arabian Mining Co.*	191,986
9,611	Severstal	105,908
5,800	Shandong Gold Mining Co., Ltd.	28,125
101,996	Sibanye Stillwater, Ltd.*	128,836
4,407	Southern Copper Corp.	124,101
16,508	Tata Steel, Ltd.	58,821
32,700	Tongling Nonferrous Metals Group Co., Ltd., Class A	9,201
158,047	Vale SA	1,314,801
105,510	Vedanta, Ltd.	91,230
3,600	Yintai Gold Co., Ltd.	7,349
48,000	Zhaojin Mining Industry Co., Ltd., Class H^	47,702
4,700	Zhejiang Huayou Cobalt Co., Ltd., Class A	19,381
29,300	Zhongjin Gold Corp., Ltd.	33,423
70,100	Zijin Mining Group Co., Ltd.	36,631
292,000	Zijin Mining Group Co., Ltd.^	108,835

		7,035,174

Multiline Retail (0.4%):
98,775	Central Retail Corp. pcl*	84,294
8,526	El Puerto de Liverpool SAb de C.V.	18,616
805	Hyundai Department Store Co., Ltd.	38,609
39,839	Lojas Renner SA	257,347
497	Lotte Shopping Co., Ltd.	30,296
36,332	Magazine Luiza SA	272,667
40,580	S.A.C.I. Falabella	89,471
417	Shinsegae Department Store Co.	74,202
49,121	Woolworths Holdings, Ltd.	75,713

		941,215

Multi-Utilities (0.1%):
28,020	Qatar Electricity & Water Co.	104,835
131,264	YTL Corporation Berhad	21,806

		126,641

Oil, Gas & Consumable Fuels (5.8%):
231,200	Banpu Public Co., Ltd.	37,740
29,330	Bharat Pertoleum Corp., Ltd.	122,863
137,100	Bukit Asam Tbk PT	18,272
82,000	China Coal Energy Co., Ltd., Class H	22,660
11,100	China Merchants Energy Shipping Co., Ltd., Class A	10,009
76,900	China Petroleum & Chemical Corp., Class A	48,072
1,268,000	China Petroleum & Chemical Corp., Class H	621,982
170,500	China Shenhua Energy Co., Ltd.	323,458

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
10,100	China Shenhua Energy Co., Ltd.	$23,188
892,000	CNOOC, Ltd.	930,008
56,505	Coal India, Ltd.	103,456
7,560	Cosan sa industria e Comercio	78,229
8,500	COSCO SHIPPING Energy Transportation Co., Ltd., Class A	8,994
259,471	Ecopetrol SA	121,427
18,128	Empresas Copec SA	103,845
86,000	Energy Absolute Public Co., Ltd.	88,431
11,936	Exxaro Resources, Ltd.	66,002
66,000	Formosa Petrochemical Corp.	175,900
528,953	Gazprom PJSC	1,218,517
4,941	Grupa Lotos SA	61,819
2,690	GS Holdings	80,729
26,003	Hindustan Petroleum Corp., Ltd.	64,846
94,230	Indian Oil Corp., Ltd.	101,698
56,800	Inner Mongolia Yitai Coal Co., Ltd.	37,215
572,300	IRPC pcl	37,316
172,000	Kunlun Energy Co., Ltd.	99,082
20,632	LUKOIL PJSC	1,234,188
20,481	MOL Hungarian Oil And Gas plc	121,010
2,388	Motor Oil (Hellas) Corinth Refineries SA	29,819
4,438	Novatek PJSC, GDR	508,939
46,100	Oil & Gas Development Co., Ltd.	21,333
121,519	Oil & Natural Gas Corp., Ltd.	109,697
45,900	PetroChina Co., Ltd., Class A	29,953
1,114,000	PetroChina Co., Ltd., Class H	406,637
181,028	Petroleo Brasileiro SA	492,702
213,373	Petroleo Brasileiro SA	574,575
16,200	Petronas Dagangan Berhad	79,850
32,190	Petronet LNG, Ltd.	84,329
14,111	Polski Koncern Naftowy Orlen SA	189,714
88,731	Polskie Gornictwo Naftowe i Gazownictwo SA	73,677
639,600	PT Adaro Energy Tbk	38,629
82,200	PT United Tractors Tbk	85,003
68,800	PTT Exploration & Production pcl	143,794
616,600	PTT pcl	577,733
26,146	Qatar Fuel QSC*	117,421
10,829	Rabigh Refining & Petrochemical Co.*	30,842
142,039	Reliance Industries, Ltd.	2,090,871
36,637	Rosneft Oil Co. PJSC, GDR	147,817
20,783	Rosneft Oil Co. PJSC	82,903
57,031	Saudi Arabian Oil Co.	455,365
26,100	Shaanxi Coal Industry Co., Ltd.	27,607
2,000	Shanxi Meijin Energy Co., Ltd., Class A*	1,861
2,589	SK Innovation Co., Ltd.	181,536
2,441	S-Oil Corp.	112,957
355,190	Surgutneftegas PJSC	152,886
345,322	Surgutneftegas Prefernce	165,389
78,507	Tatneft PJSC	550,304
54,400	Thai Oil Public Co., Ltd.	50,967
6,354	Tupras-Turkiye Petrol Rafine*	71,615
38,971	Ultrapar Participacoes SA	93,990
102,000	Yanzhou Coal Mining Co.	79,659
8,881	YPF Sociedad Anonima, ADR	37,034

		13,858,364

Paper & Forest Products (0.2%):
56,497	Empresas CMPC SA	120,801
124,900	Indah Kiat Pulp & Paper Corp Tbk PT	30,595
43,000	Lee & Man Paper Manufacturing, Ltd.	25,932
91,000	Nine Dragons Paper Holdings, Ltd.	82,630
70,200	Pabrik Kertas Tjiwi Kimia Tbk PT	17,068

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
25,290	Suzano SA	$174,221

		451,247

Personal Products (0.7%):
1,542	Amorepacific Corp.	212,593
378	Amorepacific Corp.	18,372
1,469	Amorepacific Group	66,236
2,492	Colgate-Palmolive India, Ltd.	40,922
24,680	Dabur India, Ltd.	145,513
18,132	Godrej Consumer Products, Ltd.	123,593
36,000	Hengan International Group Co., Ltd.	269,966
101	LG Household & Health Care, Ltd.	52,729
471	LG Household & Health Care, Ltd.	430,915
22,094	Marico, Ltd.	79,513
33,073	Natura & Co. Holding SA	163,859

		1,604,211

Pharmaceuticals (1.4%):
19,303	Aspen Pharmacare Holdings, Ltd.*	99,756
11,197	Aurobindo Pharma, Ltd.	61,142
3,100	Betta Pharmaceuticals Co., Ltd.	30,798
600	Changchun High & New Technology Industry Group, Inc., Class A	46,159
5,600	Chengdu Kanghong Pharmaceutical Group Co., Ltd.	31,084
73,000	China Medical System Holdings, Ltd.	78,698
234,000	China Pharmaceutical Enterprise & Investment Corp.	465,743
80,500	China Resources Pharmaceutical	48,188
100,000	China Traditional Chinese Medicine Holdings Co., Ltd.	45,394
18,510	Cipla, Ltd.	102,755
5,518	Dr Reddy’s Laboratories, Ltd.	225,729
9,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A	42,408
263	Hanmi Pharm Co., Ltd.	56,124
22,000	Hansoh Pharmaceutical Group Co., Ltd.*	74,317
2,773	Hutchison China MediTech, Ltd., ADR*	49,498
18,735	Hypera SA	103,100
14,080	Jiangsu Hengrui Medicine Co., Ltd.*	183,235
11,544	Lupin, Ltd.	89,355
61,500	Luye Pharma Group, Ltd.	29,876
1,600	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd.	11,450
5,217	Piramal Enterprises, Ltd.	63,576
1,171,200	PT Kalbe Farma Tbk	86,082
7,472	Richter Gedeon Nyrt	141,303
27,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	88,461
9,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	41,518
346,500	Sino Biopharmaceutical, Ltd.^	454,189
82,000	SSY Group, Ltd.	63,807
44,370	Sun Pharmaceutical Industries, Ltd.	206,621
515	Yuhan Corp.	96,455
3,600	Yunnan Baiyao Group Co., Ltd.	43,293
2,000	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.	34,932
35,100	Zhejiang Conba Pharmaceutical Co., Ltd.	25,405
300	Zhejiang Huahai Pharmaceutical Co., Ltd.*	1,083
14,500	Zhejiang NHU Co., Ltd., Class A	55,611

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
500	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	$3,155

		3,280,300

Professional Services (0.0%†):
1,148	51job, Inc., ADR*	70,476

Real Estate Management & Development (2.8%):
74,000	Agile Group Holdings, Ltd.	79,657
170,399	Aldar Properties PJSC	70,289
364,200	Ayala Land, Inc.	217,560
108,770	Barwa Real Estate Co.*	89,292
38,539	BR Malls Participacoes SA	74,032
182,500	Bumi Serpong Damai Tbk PT*	7,434
116,000	Central Pattana pcl*	148,648
59,000	China Aoyuan Group, Ltd.	68,670
97,000	China Evergrande Group^	159,680
9,500	China Fortune Land Development Co., Ltd.	28,085
278,000	China Jinmao Holdings Group, Ltd.	178,878
24,100	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	56,205
194,000	China Overseas Land & Investment, Ltd.	598,690
158,000	China Resources Land, Ltd.	648,234
34,300	China Vanke Co., Ltd., Class A	124,529
74,500	China Vanke Co., Ltd., Class H	244,032
148,000	CIFI Holdings Group Co., Ltd.	106,156
380,000	Country Garden Holdings Co., Ltd.	456,215
25,313	Dar Al Arkan Real Estate Development Co.*	55,251
25,683	DLF, Ltd.	46,179
18,917	Emaar Economic City*	34,442
100,129	Emaar Malls PJSC	28,587
176,570	Emaar Properties PJSC	104,572
6,000	Future Land Holdings Co., Ltd.	26,593
27,400	Gemdale Corp., Class A	54,705
54,400	Greenland Holdings Corp., Ltd.	41,634
71,200	Guangzhou R&F Properties Co., Ltd., Class H	92,472
42,000	Highwealth Construction Corp.	56,272
31,800	Jinke Properties Group Co., Ltd., Class A	35,881
116,000	Kaisa Group Holdings, Ltd.	42,630
69,500	KWG Group Holdings, Ltd.	98,288
357,000	Land & Houses Public Co., Ltd.	73,595
60,000	Logan Property Holdings Co., Ltd.	91,961
87,500	Longfor Group Holdings, Ltd.	423,447
363,000	Megaworld Corp.	17,931
15,106	Multiplan Empreendimentos Imobiliarios SA	55,478
18,566	NEPI Rockcastle plc	77,436
43,700	Poly Real Estate Group Co., Ltd., Class A	91,983
1,283,300	PT Pakuwon Jati Tbk	24,050
61,100	Robinsons Land Corp.	17,730
19,040	Ruentex Development Co., Ltd.	24,061
108,000	Seazen Group, Ltd.	96,987
70,800	Shanghai Lujiazue	57,215
156,000	Shenzhen Investment, Ltd.	48,285
61,000	Shimao Property Holdings, Ltd.	213,510
175,500	Shui On Land, Ltd.	29,357
139,000	Sino-Ocean Group Holding, Ltd.	35,165
514,800	SM Prime Holdings, Inc.	288,684
118,500	Soho China, Ltd.	60,788
123,000	Sunac China Holdings, Ltd.	565,709
59,000	The Wharf Holdings, Ltd.^	104,246
56,700	Xinhu Zhongbao Co., Ltd., Class A	24,248

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
372,000	Yuexiu Property Co., Ltd.	$66,862
89,000	Yuzhou Properties Co., Ltd.	37,699
62,000	Zhenro Properties Group, Ltd.	38,811

		6,639,030

Road & Rail (0.3%):
359,600	BTS Group Holdings pcl	99,709
424	CJ Logistics Corp.*	47,287
10,239	Container Corp. of India, Ltd.	44,327
45,699	Daqin Railway Co., Ltd., Class A	43,890
29,333	Localiza Rent a Car SA	148,492
57,572	Rumo SA*	217,752

		601,457

Semiconductors & Semiconductor Equipment (6.4%):
170,465	ASE Technology Holding Co., Ltd.	326,828
36,500	GCL System Integration Technology Co., Ltd.*	15,592
1,100	Gigadevice Semiconductor Beijing, Inc., Class A	37,697
11,000	Globalwafers Co., Ltd.	121,777
18,000	Hua Hong Semiconductor, Ltd.	32,714
7,800	Longi Green Energy Technology Co., Ltd.	27,171
75,000	MediaTek, Inc.	798,997
58,000	Nanya Technology Corp.	103,051
27,000	Novatek Microelectronics Corp.	153,627
6,000	Phison Electronics Corp.	49,232
34,000	Powertech Technology, Inc.	95,239
25,000	Realtek Semiconductor Corp.	180,721
15,900	Sanan Optoelectronics Co., Ltd., Class A	42,682
148,800	Semiconductor Manufacturing International Corp.*^	232,707
1,400	Shenzhen Goodix Technology Co., Ltd., Class A	51,178
27,129	SK Hynix, Inc.	1,835,454
1,227,000	Taiwan Semiconductor Manufacturing Co., Ltd.	10,954,573
10,700	Tianjin Zhonghuan Semiconductor Co., Ltd.	21,651
542,000	United Microelectronics Corp.	242,518
48,000	Vanguard International Semiconductor Corp.	94,161
2,000	Will Semiconductor, Ltd., Class A	43,700
15,000	Win Semiconductors Corp.	128,401
146,000	Winbond Electronics Corp.	54,826
204,000	Xinyi Solar Holdings, Ltd.	113,859

		15,758,356

Software (0.3%):
5,300	Beijing Shiji Information Technology Co., Ltd., Class A	21,533
2,700	China National Software & Service Co., Ltd., Class A	27,323
1,643	Globant SA*	144,386
3,400	Glodon Co., Ltd., Class A	20,546
4,300	Hundsun Technologies, Inc.	53,012
8,500	Iflytek Co., Ltd.	41,071
123,000	Kingdee International Software Group Co., Ltd.	163,296
37,000	Kingsoft Corp., Ltd.*	120,051
1,500	Sangfor Technologies, Inc., Class A	33,294
3,400	Shanghai Baosight Software Co., Ltd.	18,955

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
10,500	Yonyou Network Technology Co., Ltd.	$60,173

		703,640

Specialty Retail (0.5%):
247,600	Ace Hardware Indonesia Tbk PT	19,707
45,600	China Grand Automotive Services Group Co., Ltd.	26,264
2,316	FF Group*	26
381,000	GOME Retail Holdings, Ltd.*^	35,243
28,700	HLA Corp., Ltd., Class A	25,679
296,700	Home Product Center Public Co., Ltd.	98,799
15,000	Hotai Motor Co., Ltd.	243,689
1,618	Hotel Shilla Co., Ltd.	92,707
2,755	Jarir Marketing Co.	93,721
5,066	Jumbo SA	69,177
13,097	Mr Price Group, Ltd.	83,132
55,121	Pepkor Holdings, Ltd.	32,833
35,639	Petrobras Distribuidora SA	106,396
17,100	Suning.com Co., Ltd., Class A	21,828
12,023	The Foschini Group, Ltd.	45,446
64,000	Topsports International Holdings, Ltd.	66,325
29,500	Zhongsheng Group Holdings, Ltd.^	102,695

		1,163,667

Technology Hardware, Storage & Peripherals (5.1%):
156,000	Acer, Inc.	80,503
18,199	Advantech Co., Ltd.	150,208
34,000	Asustek Computer, Inc.	229,994
135,600	BOE Technology Group Co., Ltd., Class A	70,533
31,000	Catcher Technology Co., Ltd.	197,166
25,360	Chicony Electronics Co., Ltd.	63,585
12,500	China Greatwall Technology Group Co., Ltd., Class A	20,923
216,000	Compal Electronics, Inc.	123,610
5,000	Dawning Information Industry Co., Ltd.	30,622
60,599	Focus Media Information Technology Co., Ltd., Class A	37,920
7,056	Inspur Electronic Information Industry Co., Ltd., Class A	38,330
134,000	Inventec Corp.	101,923
17,400	Legend Holdings Corp., Class H	21,403
338,000	Lenovo Group, Ltd.	180,549
113,000	Lite-On Technology Corp.	152,866
31,000	Micro-Star International Co., Ltd.	90,963
5,000	Ninestar Corp.	18,805
95,000	Pegatron Corp.	182,283
139,000	Quanta Computer, Inc.	276,814
237,734	Samsung Electronics Co., Ltd.	9,240,460
149,863	Wistron Corp.	121,473
4,000	Wiwynn Corp.	91,412
521,200	Xiaomi Corp., Class B*	697,722

		12,220,067

Textiles, Apparel & Luxury Goods (0.8%):
54,000	Anta Sports Products, Ltd.	390,316
116,000	Bosideng International Holdings, Ltd.	27,085
1,274	CCC SA	9,213
8,220	Eclat Textile Co., Ltd.	65,404
16,500	Feng Tay Enterprise Co., Ltd.	70,963
2,419	Fila Korea, Ltd.	56,704
49,000	Formosta Taffeta Co., Ltd.	49,922
96,500	Li Ning Co., Ltd.	279,992
67	LPP SA	84,597

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
236	Page Industries, Ltd.	$52,671
129,000	Pou Chen Corp.	109,462
13,400	Ruentex Industries, Ltd.	30,762
36,700	Shenzhou International Group	387,484
14,817	Titan Co., Ltd.	181,475

		1,796,050

Thrifts & Mortgage Finance (0.8%):
81,876	Housing Development Finance Corp., Ltd.	1,748,845
17,013	LIC Housing Finance, Ltd.	52,911

		1,801,756

Tobacco (0.4%):
43,949	Eastern Co. SAE	34,593
533,100	Hanjaya Mandala Sampoerna Tbk PT	46,204
173,780	ITC, Ltd.	389,780
5,834	KT&G Corp.	355,327
23,300	PT Gudang Garam Tbk	58,696

		884,600

Trading Companies & Distributors (0.0%†):
11,100	BOC Aviation, Ltd.	70,196
2,050	Posco International Corp.	18,912

		89,108

Transportation Infrastructure (0.8%):
33,661	Adani Ports & Special Economic Zone, Ltd.	110,030
214,800	Airports of Thailand Public Co., Ltd.	336,147
398,600	Bangkok Expressway & Metro	94,125
74,000	Beijing Capital International Airport Co., Ltd.	47,054
59,019	CCR SA	133,254
73,228	China Merchants Port Holdings Co., Ltd.	83,327
80,000	COSCO SHIPPING Ports, Ltd.	38,516
8,874	DP World plc	132,972
10,749	Grupo Aeroportuario de Sur	101,261
18,458	Grupo Aeroporturaio del Pacifico SAB de C.V.	99,171
11,100	Guangzhou Baiyun International Airport Co., Ltd., Class A	19,737
46,190	International Container Terminal Services, Inc.	67,457
64,000	Jiangsu Expressway Co., Ltd., Series H, Class H	71,269
54,700	Malaysia Airports Holdings Berhad	54,359
12,192	Promotora Y Operadora de Infraestructura SAB de CV*	81,857
79,507	PT Jasa Marga Persero Tbk	12,364
3,000	Shanghai International Air	25,826
35,399	Shanghai International Port Group Co., Ltd.	22,417
44,000	Shenzhen Expressway Co., Ltd., Class H	44,687
51,000	Shenzhen International Holdings, Ltd.	92,778
87,000	Taiwan High Speed Rail Corp.	82,738
11,315	TAV Havalimanlari Holding AS	27,862
33,400	Westports Holding Berhad	26,634
76,000	Zhejiang Expressway Co., Ltd.	52,437

		1,858,279

Water Utilities (0.2%):
130,347	Aguas Andinas SA, Class A	38,400
288,000	Beijing Enterprises Water Group, Ltd.	111,551
17,031	Cia Saneamento Basico Do Estado de Sao Paulo	128,209

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Water Utilities, continued
140,000	Guangdong Investment, Ltd.	$268,515

		546,675

Wireless Telecommunication Services (2.8%):
58,600	Advanced Info Service Public Co., Ltd.	360,528
1,669,825	America Movil SAB de C.V., Series L	989,495
128,300	Axiata Group Berhad	96,732
122,611	Bharti Airtel, Ltd.*	706,458
305,500	China Mobile, Ltd.	2,308,091
98,000	China United Network Communications, Ltd.	72,355
160,100	DIGI.com Berhad	160,411
8,615	Empresa Nacional de Telecomunicaciones SA*	36,458
22,961	Etihad Etisalat Co.*	132,374
82,000	Far EasTone Telecommunications Co., Ltd.	171,688
1,585	Globe Telecom, Inc.	60,265
103,600	Intouch Holdings Public Co., Ltd.	157,837
125,400	Maxis Berhad	154,316
26,186	Mobile TeleSystems PJSC, ADR	199,014
84,470	MTN Group, Ltd.^	228,138
4,620	PLDT, Inc.	102,827
932	SK Telecom Co., Ltd.	134,917
78,000	Taiwan Mobile Co., Ltd.	257,737
39,260	Tim Participacoes SA	94,007
36,500	Total Access Communication Public Co., Ltd.	45,318
50,484	Turkcell Iletisim Hizmetleri AS	94,430
29,696	Vodacom Group, Ltd.	195,104
145,200	XL Axiata Tbk PT*	17,760

		6,776,260

Total Common Stocks (Cost $234,718,932)		233,054,509

Preferred Stocks (1.5%):
Automobiles (0.0%†):
1,950	Hyundai Motor Co., Ltd., 7.29%, 6/29/20	90,131

Banks (0.8%):
201,952	Banco Bradesco SA, 0.83%, 1/3/20	807,373
240,350	Itau Unibanco Holding SA, Series S, 0.78%, 1/5/21	1,068,212

		1,875,585

Chemicals (0.0%†):
8,754	Braskem SA, Class A, 4.87%, 10/7/20	29,015

Metals & Mining (0.1%):
57,157	Gerdau SA, 2.09%, 3/6/20	110,567

Multiline Retail (0.1%):
34,741	Lojas Americanas SA, 0.08%, 1/11/21	120,366

Oil, Gas & Consumable Fuels (0.0%†):
13	Transneft PJSC, 7.30%, 7/16/20	24,274

Technology Hardware, Storage & Peripherals (0.5%):
40,785	Samsung Electronics Co., Ltd., 3.57%, 3/30/20	1,331,488

Total Preferred Stocks (Cost $4,916,726)		3,581,426

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan (1.0%):
$2,315,749	BlackRock Liquidity FedFund, Institutional Class , 1.81%(a)(b)	$2,315,749

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $2,315,749)		2,315,749

Unaffiliated Investment Companies (1.3%):

Money Markets (1.3%):
3,072,558	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.51%(b)	3,072,558

Total Unaffiliated Investment Companies (Cost $3,072,558)		3,072,558

Total Investment Securities (Cost $245,023,965) - 100.2%		242,024,242
Net other assets (liabilities) - (0.2)%		(562,395)

Net Assets - 100.0%		$241,461,847

Percentages indicated are based on net assets as of March 31, 2020.

ADR	-	American Depository Receipt
GDR	-	Global Depositary Receipt
REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $2,149,657.
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(b)	The rate represents the effective yield at March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2020:

Country	Percentage
Argentina	0.1%
Belgium	—%†
Bermuda	0.2%
Brazil	4.8%
Cayman Islands	1.1%
Chile	0.6%
China	32.9%
Colombia	0.2%
Czech Republic	0.1%
Egypt	0.1%
Greece	0.2%
Hong Kong	5.6%
Hungary	0.2%
India	7.5%
Indonesia	1.5%
Luxembourg	0.1%
Malaysia	1.9%
Mexico	1.9%
Pakistan	—%†
Peru	—%†
Philippines	0.8%
Poland	0.7%
Qatar	0.9%
Republic of Korea (South)	11.5%
Romania	—%†
Russian Federation	3.2%
Saudi Arabia	2.5%
Singapore	—%†
South Africa	3.5%
Spain	—%†
Switzerland	0.2%
Taiwan, Province Of China	11.9%
Thailand	2.2%
Turkey	0.4%
United Arab Emirates	0.5%
United States	2.7%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index June Futures (U.S. Dollar)	6/19/20	117	$4,930,965	$206,066

				$206,066

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (95.1%):
Aerospace & Defense (1.6%):
4,350	Airbus SE	$282,165
2,939	Arconic, Inc.	47,200
23,736	BAE Systems plc	153,124
3,985	Boeing Co. (The)	594,323
17,671	Bombardier, Inc., Class B*	5,714
1,996	CAE, Inc.	25,236
22	Dassault Aviation SA	18,099
203	Elbit Systems, Ltd.	26,459
1,833	General Dynamics Corp.	242,524
333	HEICO Corp.	24,845
551	HEICO Corp., Class A	35,209
307	Huntington Ingalls Industries, Inc.	55,938
1,648	L3harris Technologies, Inc.	296,838
401	Leonardo SpA	2,667
1,892	Lockheed Martin Corp.	641,294
5,798	Meggitt plc	20,999
386	MTU Aero Engines AG	56,534
1,193	Northrop Grumman Corp.	360,942
2,075	Raytheon Co.	272,136
12,793	Rolls-Royce Holdings plc	53,825
2,439	Safran SA	214,320
13,200	Singapore Technologies Engineering, Ltd.	29,007
773	Spirit AeroSystems Holdings, Inc., Class A	18,498
289	Teledyne Technologies, Inc.*	85,911
1,734	Textron, Inc.	46,246
780	Thales SA	65,451
349	TransDigm Group, Inc.	111,746
6,111	United Technologies Corp.	576,451

		4,363,701

Air Freight & Logistics (0.4%):
6,608	Bollore, Inc.	18,198
1,012	C.H. Robinson Worldwide, Inc.	66,994
7,344	Deutsche Post AG	202,569
1,288	Expeditors International of Washington, Inc.	85,935
1,847	FedEx Corp.	223,967
1,100	SG Holdings Co., Ltd.	26,245
5,223	United Parcel Service, Inc., Class B	487,934
691	XPO Logistics, Inc.*	33,686
2,400	Yamato Holdings Co., Ltd.	37,672

		1,183,200

Airlines (0.1%):
990	Air Canada*	11,081
468	American Airlines Group, Inc.	5,705
1,000	ANA Holdings, Inc.	24,423
1,221	Delta Air Lines, Inc.	34,835
1,823	Deutsche Lufthansa AG, Registered Shares^	17,402
1,751	easyJet plc	12,598
1,000	Japan Airlines Co., Ltd.	18,405
5,225	Qantas Airways, Ltd.	10,245
4,700	Singapore Airlines, Ltd.	19,004
1,013	Southwest Airlines Co.	36,073
503	United Airlines Holdings, Inc.*	15,870

		205,641

Auto Components (0.4%):
1,200	Aisin Sieki Co., Ltd.	29,554
2,023	Aptiv plc	99,613
624	Autoliv, Inc.	28,710
1,542	BorgWarner, Inc.	37,578
4,300	Bridgestone Corp.	132,344

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
1,267	Compagnie Generale des Establissements Michelin SCA, Class B	$112,739
845	Continental AG	61,778
3,200	Denso Corp.	103,381
608	Faurecia SA	18,193
800	Koito Manufacturing Co., Ltd.	27,077
442	Lear Corp.	35,913
2,242	Magna Internationl, Inc.	71,557
800	NGK Spark Plug Co., Ltd.	11,262
1,096	Nokian Renkaat OYJ	26,590
4,305	Pirelli & C SpA	15,406
1,300	Stanley Electric Co., Ltd.	25,619
5,700	Sumitomo Electric Industries, Ltd.	59,966
700	Sumitomo Rubber Industries, Ltd.	6,607
300	Toyoda Gosei Co., Ltd.	5,145
1,100	Toyota Industries Corp.	52,791
1,787	Valeo SA	29,876
1,100	Yokohama Rubber Co., Ltd. (The)	13,650

		1,005,349

Automobiles (1.1%):
2,440	Bayerische Motoren Werke AG (BMW)	128,065
6,777	Daimler AG, Registered Shares	207,844
911	Ferrari NV	141,555
9,501	Fiat Chrysler Automobiles NV	68,447
28,727	Ford Motor Co.	138,751
9,584	General Motors Co.	199,156
1,197	Harley-Davidson, Inc.^	22,659
12,200	Honda Motor Co., Ltd.	274,413
4,200	Isuzu Motors, Ltd.	27,805
4,500	Mazda Motor Corp.	23,811
3,000	Mitsubishi Motors Corp.	8,496
17,900	Nissan Motor Co., Ltd.	59,102
4,372	PSA Peugeot Citroen SA	58,273
1,438	Renault SA	27,919
4,600	Subaru Corp.	88,331
2,700	Suzuki Motor Corp.	64,614
1,007	Tesla, Inc.*	527,668
17,000	Toyota Motor Corp.	1,023,572
236	Volkswagen AG	31,975
2,100	Yamaha Motor Co., Ltd.	25,370

		3,147,826

Banks (5.7%):
3,369	ABN AMRO Group NV	27,647
6,416	AIB Group plc	7,193
1,000	Aozora Bank, Ltd.	19,069
21,125	Australia & New Zealand Banking Group, Ltd.	227,753
49,188	Banco Bilbao Vizcaya Argentaria SA^	157,199
43,482	Banco de Sabadell SA	22,336
123,851	Banco Santander SA	301,363
8,039	Bank Hapoalim BM	48,334
10,693	Bank Leumi Le-Israel Corp.	59,132
63,686	Bank of America Corp.	1,352,054
11,200	Bank of East Asia, Ltd. (The)	24,031
6,656	Bank of Ireland Group plc	12,571
200	Bank of Kyoto, Ltd. (The)	6,365
4,763	Bank of Montreal	240,536
9,081	Bank of Nova Scotia	370,894
15,857	Bankia SA	17,698
5,419	Bankinter SA	19,890
126,796	Barclays plc	147,291
4,092	Bendigo & Adelaide Bank, Ltd.	15,691
8,383	BNP Paribas SA	252,638
29,500	BOC Hong Kong Holdings, Ltd.	81,293

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
27,832	CaixaBank SA	$51,894
3,303	Canadian Imperial Bank of Commerce^	192,485
2,800	Chiba Bank, Ltd. (The)	12,251
16,271	Citigroup, Inc.	685,335
3,309	Citizens Financial Group, Inc.	62,242
1,127	Comerica, Inc.	33,066
7,814	Commerzbank AG	28,417
13,193	Commonwealth Bank of Australia	498,171
8,400	Concordia Financial Group, Ltd.	24,472
8,416	Credit Agricole SA	61,666
4,961	Danske Bank A/S*	56,250
14,200	DBS Group Holdings, Ltd.	185,727
7,514	DNB ASA	84,405
1,112	East West Bancorp, Inc.	28,623
2,326	Erste Group Bank AG	43,100
5,357	Fifth Third Bancorp	79,551
2,040	Finecobank Banca Fineco SpA	18,534
1,250	First Republic Bank	102,850
1,400	Fukuoka Financial Group, Inc.	18,540
5,800	Hang Seng Bank, Ltd.	98,827
151,385	HSBC Holdings plc	852,334
7,420	Huntington Bancshares, Inc.	60,918
28,881	ING Groep NV	151,239
110,601	Intesa Sanpaolo SpA	180,479
7,605	Isreal Discount Bank	22,528
3,400	Japan Post Bank Co., Ltd.	31,419
23,375	JPMorgan Chase & Co.	2,104,450
1,732	KBC Group NV	79,905
7,367	KeyCorp	76,396
522,022	Lloyds Banking Group plc	205,807
993	M&T Bank Corp.	102,706
3,600	Mebuki Financial Group, Inc.	7,342
4,869	Mediobanca SpA	26,836
91,700	Mitsubishi UFJ Financial Group, Inc.	342,147
1,110	Mizrahi Tefahot Bank, Ltd.	20,739
179,800	Mizuho Financial Group, Inc.	205,805
21,487	National Australia Bank, Ltd.	227,072
2,648	National Bank of Canada	102,356
23,686	Nordea Bank AB*	133,822
26,200	Oversea-Chinese Banking Corp., Ltd.	159,430
3,124	People’s United Financial, Inc.	34,520
3,266	PNC Financial Services Group, Inc.	312,622
1,228	Raiffeisen International Bank-Holding AG	18,020
7,243	Regions Financial Corp.	64,970
16,000	Resona Holdings, Inc.	48,152
10,688	Royal Bank of Canada	662,123
35,584	Royal Bank of Scotland Group plc	49,623
2,100	Seven Bank, Ltd.	5,428
1,500	Shinsei Bank, Ltd.	20,024
3,700	Shizuoka Bank, Ltd. (The)	22,514
416	Signature Bank	33,442
12,093	Skandinaviska Enskilda Banken AB, Class A	81,874
5,746	Societe Generale	96,635
19,268	Standard Chartered plc	106,173
9,700	Sumitomo Mitsui Financial Group, Inc.	235,716
2,500	Sumitomo Mitsui Trust Holdings, Inc.	72,233
387	SVB Financial Group*	58,468
11,380	Svenska Handelsbanken AB, Class A	95,382
6,836	Swedbank AB, Class A*	76,403
13,501	Toronto-Dominion Bank (The)	574,064
9,996	Truist Financial Corp.	308,277

Shares		Fair Value
Common Stocks, continued
Banks, continued
11,058	U.S. Bancorp	$380,948
14,486	Unicredit SpA	113,390
9,304	United Overseas Bank, Ltd.	127,454
29,944	Wells Fargo & Co.	859,393
26,598	Westpac Banking Corp.	277,931
1,310	Zions Bancorp	35,056

		15,641,949

Beverages (1.8%):
5,679	Anheuser-Busch InBev NV	252,126
2,700	Asahi Breweries, Ltd.	87,678
2,289	Brown-Forman Corp., Class B	127,062
10,000	Budweiser Brewing Co. APAC, Ltd.*	25,695
801	Carlsberg A/S, Class B	90,957
3,938	Coca-Cola Amatil, Ltd.	21,758
600	Coca-Cola Bottlers Japan Holdings, Inc.	12,327
30,335	Coca-Cola Co. (The)	1,342,325
1,775	Coca-Cola European Partners plc	67,624
1,242	Coca-Cola HBC AG	26,688
1,233	Constellation Brands, Inc., Class C	176,763
4,404	Davide Campari - Milano SpA	31,669
17,490	Diageo plc	560,048
913	Heineken Holding NV	70,052
1,892	Heineken NV	158,313
6,100	Kirin Holdings Co., Ltd.	120,835
1,411	Molson Coors Brewing Co., Class B	55,043
2,967	Monster Beverage Corp.*	166,923
10,392	PepsiCo, Inc.	1,248,079
1,582	Pernod Ricard SA	224,960
201	Remy Cointreau SA	22,018
1,100	Suntory Beverage & Food, Ltd.	41,632
5,399	Treasury Wine Estates, Ltd.	33,112

		4,963,687

Biotechnology (1.9%):
11,021	AbbVie, Inc.	839,690
1,600	Alexion Pharmaceuticals, Inc.*	143,664
821	Alnylam Pharmaceuticals, Inc.*	89,366
4,428	Amgen, Inc.	897,688
272	BeiGene, Ltd., ADR*	33,486
1,345	Biogen, Inc.*	425,531
1,423	BioMarin Pharmaceutical, Inc.*	120,244
3,383	CSL, Ltd.	613,487
1,091	Exact Sciences Corp.*	63,278
329	Galapagos NV*	65,263
486	Genmab A/S*	98,681
9,429	Gilead Sciences, Inc.	704,912
2,223	Grifols SA^	75,695
1,364	Incyte Corp.*	99,886
994	Ionis Pharmaceuticals, Inc.*	46,996
650	Neurocrine Biosciences, Inc.*	56,258
700	Peptidream, Inc.*	24,436
603	Regeneron Pharmaceuticals, Inc.*	294,439
554	Sarepta Therapeutics, Inc.*	54,192
894	Seattle Genetics, Inc.*	103,150
1,916	Vertex Pharmaceuticals, Inc.*	455,912

		5,306,254

Building Products (0.5%):
1,044	A.O. Smith Corp.	39,474
1,400	AGC, Inc.	34,413
699	Allegion plc	64,322
7,943	ASSA Abloy AB, Class B	150,294
3,551	Compagnie de Saint-Gobain SA	86,315
1,800	Daikin Industries, Ltd.	219,533
1,050	Fortune Brands Home & Security, Inc.	45,413

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products, continued
276	Geberit AG, Registered Shares	$121,804
5,624	Johnson Controls International plc	151,622
1,218	Kingspan Group plc	65,198
259	Lennox International, Inc.	47,084
2,000	Lixil Group Corp.	24,874
2,171	Masco Corp.	75,051
811	Owens Corning	31,475
1,100	TOTO, Ltd.	36,621
1,747	Trane Technologies plc	144,285

		1,337,778

Capital Markets (2.6%):
7,282	3i Group plc	71,249
971	Ameriprise Financial, Inc.	99,508
372	Amundi SA	22,010
1,497	ASX, Ltd.	72,174
6,177	Bank of New York Mellon Corp. (The)	208,041
863	BlackRock, Inc., Class A+	379,694
4,914	Blackstone Group, Inc. (The), Class A	223,931
6,633	Brookfield Asset Management, Inc., Class A	294,057
825	Cboe Global Markets, Inc.	73,631
8,601	Charles Schwab Corp. (The)	289,166
1,918	CI Financial Corp.	19,042
2,671	CME Group, Inc.	461,842
20,255	Credit Suisse Group AG	167,323
11,900	Daiwa Securities Group, Inc.	46,165
13,670	Deutsche Bank AG, Registered Shares	91,809
1,410	Deutsche Boerse AG	193,636
1,807	E*TRADE Financial Corp.	62,016
874	Eaton Vance Corp.	28,187
289	FactSet Research Systems, Inc.	75,337
2,272	Franklin Resources, Inc.	37,920
2,375	Goldman Sachs Group, Inc.	367,151
2,274	Hargreaves Lansdown plc	38,955
8,800	Hong Kong Exchanges & Clearing, Ltd.	264,283
942	IGM Financial, Inc.	15,632
4,150	Intercontinental Exchange, Inc.	335,113
2,923	Invesco, Ltd.	26,541
3,800	Japan Exchange Group, Inc.	67,154
1,701	Julius Baer Group, Ltd.	58,098
3,636	KKR & Co., Inc., Class A	85,337
2,345	London Stock Exchange Group plc	211,238
2,411	Macquarie Group, Ltd.	131,220
973	Magellan Financial Group, Ltd.	25,667
281	MarketAxess Holdings, Inc.	93,452
1,266	Moody’s Corp.	267,759
9,047	Morgan Stanley	307,598
625	MSCI, Inc., Class A	180,600
853	Nasdaq, Inc.	80,992
7,385	Natixis	24,005
24,800	Nomura Holdings, Inc.	105,073
1,514	Northern Trust Corp.	114,246
139	Partners Group Holding AG	96,184
1,010	Raymond James Financial, Inc.	63,832
1,821	S&P Global, Inc.	446,236
1,800	SBI Holdings, Inc.	26,263
935	Schroders plc	28,712
981	SEI Investments Co.	45,460
3,200	Singapore Exchange, Ltd.	20,611
3,996	St. James Place plc	38,068
2,614	State Street Corp.	139,248
1,721	T. Rowe Price Group, Inc.	168,056
2,034	TD Ameritrade Holding Corp.	70,498

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
28,761	UBS Group AG	$268,924

		7,128,944

Chemicals (2.2%):
3,525	Air Liquide SA	451,699
1,643	Air Products & Chemicals, Inc.	327,959
800	Air Water, Inc.	11,010
1,486	Akzo Nobel NV	97,940
805	Albemarle Corp.	45,378
508	Arkema SA	35,121
9,400	Asahi Kasei Corp.	66,447
1,522	Axalta Coating Systems, Ltd.*	26,285
6,845	BASF SE	330,752
917	Celanese Corp., Series A	67,299
1,625	CF Industries Holdings, Inc.	44,200
796	Christian Hansen Holding A/S	59,744
1,528	Clariant AG	25,711
5,931	Corteva, Inc.	139,379
1,332	Covestro AG	41,365
936	Croda International plc	49,489
1,000	Daicel Corp.	7,302
5,431	Dow, Inc.	158,802
5,502	DuPont de Nemours, Inc.	187,618
1,034	Eastman Chemical Co.	48,164
1,933	Ecolab, Inc.	301,219
66	EMS-Chemie Holding AG	41,559
1,423	Evonik Industries AG	30,376
973	FMC Corp.	79,484
715	Fuchs Petrolub AG^	25,399
68	Givaudan SA, Registered Shares	210,916
800	Hitachi Chemical Co., Ltd.	34,108
5,725	Incitec Pivot, Ltd.	7,290
757	International Flavors & Fragrances, Inc.^	77,257
5,617	Israel Chemicals, Ltd.	17,848
1,443	Johnson Matthey plc	32,060
1,700	JSR Corp.	31,320
1,300	Kansai Paint Co., Ltd.	24,792
1,352	Koninklijke DSM NV	153,591
2,600	Kuraray Co., Ltd.	26,280
629	Lanxess AG	25,174
4,003	Linde plc	692,519
1,988	LyondellBasell Industries NV, Class A	98,664
244	Methanex Corp.	2,970
9,900	Mitsubishi Chemical Holdings Corp.	58,911
1,400	Mitsubishi Gas Chemical Co., Inc.	15,209
1,400	Mitsui Chemicals, Inc.	26,572
2,751	Mosaic Co. (The)	29,766
1,100	Nippon Paint Holdings Co., Ltd.	57,996
1,000	Nissan Chemical Corp.	36,425
1,200	Nitto Denko Corp.	53,575
1,692	Novozymes A/S, Class B	77,181
4,242	Nutrien, Ltd.	145,038
2,876	Orica, Ltd.	26,972
1,726	PPG Industries, Inc.	144,294
960	RPM International, Inc.	57,120
619	Sherwin Williams Co.	284,443
2,600	Shin-Etsu Chemical Co., Ltd.	257,720
1,100	Showa Denko K.K.	22,746
951	Sika AG	157,414
600	Solvay SA	43,749
11,600	Sumitomo Chemical Co., Ltd.	34,428
963	Symrise AG	91,176
1,100	Taiyo Nippon Sanso Corp.	16,295
1,500	Teijin, Ltd.	25,416
10,400	Toray Industries, Inc.	45,103

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
2,000	Tosoh Corp.	$22,758
1,478	Umicore SA	51,670
160	Westlake Chemical Corp.	6,107
1,353	Yara International ASA	42,876

		5,965,450

Commercial Services & Supplies (0.5%):
11,809	Brambles, Ltd.	77,908
697	Cintas Corp.	120,734
1,545	Copart, Inc.*	105,863
1,800	Dai Nippon Printing Co., Ltd.	38,343
1,776	Edenred	74,311
11,921	G4S plc	13,603
1,231	ISS A/S	16,973
1,200	Park24 Co., Ltd.	17,571
13,560	Rentokil Initial plc	65,067
1,610	Republic Services, Inc., Class A	120,847
1,110	Rollins, Inc.	40,115
1,500	SECOM Co., Ltd.	124,732
2,224	Securitas AB, Class B	24,092
600	Sohgo Security Services Co., Ltd.	29,236
2,100	Toppan Printing Co., Ltd.	32,189
1,920	Waste Connections, Inc.	148,800
3,162	Waste Management, Inc.	292,675

		1,343,059

Communications Equipment (0.7%):
403	Arista Networks, Inc.*	81,628
31,617	Cisco Systems, Inc.	1,242,865
467	F5 Networks, Inc.*	49,796
2,592	Juniper Networks, Inc.	49,611
1,269	Motorola Solutions, Inc.	168,675
42,038	Nokia OYJ	131,894
697	Palo Alto Networks, Inc.*	114,280
22,610	Telefonaktiebolaget LM Ericsson, Class B	184,690

		2,023,439

Construction & Engineering (0.3%):
2,103	ACS Actividades de Construccion y Servicios SA^	41,073
1,662	Bouygues SA	48,759
572	Cimic Group, Ltd.	8,145
582	Eiffage SA	41,207
3,336	Ferrovial SA	80,085
206	Hochtief AG	13,695
1,053	Jacobs Engineering Group, Inc.	83,471
1,800	JGC Holdings Corp.	14,440
3,500	Kajima Corp.	35,924
4,900	Obayashi Corp.	41,981
4,500	Shimizu Corp.	35,201
2,540	Skanska AB, Class B	38,747
1,500	Taisei Corp.	45,863
3,834	Vinci SA	317,157
820	WSP Global, Inc.	46,574

		892,322

Construction Materials (0.2%):
9,118	Boral, Ltd.	11,399
5,773	CRH plc	157,323
7,981	Fletcher Building, Ltd.	16,567
1,143	HeidelbergCement AG	49,838
3,272	James Hardie Industries SE	38,150
3,672	LafargeHolcim, Ltd., Registered Shares	134,292
465	Martin Marietta Materials, Inc.	87,992
1,000	Taiheiyo Cement Corp.	17,105
980	Vulcan Materials Co.	105,909

		618,575

Shares		Fair Value
Common Stocks, continued
Consumer Finance (0.3%):
1,300	ACOM Co., Ltd.	$5,287
400	AEON Financial Service Co., Ltd.	4,279
2,899	Ally Financial, Inc.	41,833
5,184	American Express Co.	443,802
3,462	Capital One Financial Corp.	174,554
1,800	Credit Saison Co., Ltd.	20,905
2,484	Discover Financial Services	88,604
1	Isracard, Ltd.	2
4,440	Synchrony Financial	71,440

		850,706

Containers & Packaging (0.3%):
11,852	Amcor plc	96,238
635	Avery Dennison Corp.	64,687
2,252	Ball Corp.	145,615
1,153	CCL Industries, Inc.	35,063
1,014	Crown Holdings, Inc.*	58,853
2,785	International Paper Co.	86,697
762	Packaging Corp. of America	66,164
1,174	Sealed Air Corp.	29,010
1,544	Smurfit Kappa Group plc	43,525
1,700	Toyo Seikan Group Holdings, Ltd.	19,406
1,959	WestRock Co.	55,361

		700,619

Distributors (0.0%†):
1,092	Genuine Parts Co.	73,524
300	Jardine Cycle & Carriage, Ltd.	4,156
2,302	LKQ Corp.*	47,214

		124,894

Diversified Consumer Services (0.0%†):
800	Benesse Holdings, Inc.	20,378

Diversified Financial Services (0.9%):
25,594	AMP, Ltd.*	20,866
9,795	Berkshire Hathaway, Inc., Class B*	1,790,819
5,332	Challenger, Ltd.	13,571
3,088	Equitable Holdings, Inc.	44,622
406	Eurazeo Se	18,366
818	EXOR NV	42,123
612	Groupe Bruxelles Lambert SA	48,143
1,380	Industrivarden AB, Class C	26,963
3,311	Investor AB, Class B	152,420
1,840	Jefferies Financial Group, Inc.	25,153
1,817	Kinnevik AB, Class B	30,222
696	L E Lundbergforetagen AB	28,562
19,143	M&G plc*	26,650
4,100	Mitsubishi UFJ Lease & Finance Co., Ltd.	20,165
662	Onex Corp.	24,234
9,800	ORIX Corp.	117,865
288	Pargesa Holding SA	19,126
17,859	Standard Life Aberdeen plc	49,395
200	Tokyo Century Corp.	6,256
1,044	Voya Financial, Inc.	42,334
243	Wendel	19,434

		2,567,289

Diversified Telecommunication Services (1.9%):
54,442	AT&T, Inc.	1,586,984
1,206	BCE, Inc.	49,480
62,066	BT Group plc	90,503
1,933	Cellnex Telecom SAU	87,960
7,272	CenturyLink, Inc.	68,793
24,840	Deutsche Telekom AG, Registered Shares*	328,804
1,031	Elisa OYJ	64,047
29,000	HKT Trust & HKT, Ltd.	39,373
104	Iliad SA	14,132

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
26,879	Koninklijke KPN NV	$64,275
9,600	Nippon Telegraph & Telephone Corp.	227,842
14,765	Orange SA	183,009
32,000	PCCW, Ltd.	17,585
1,146	Proximus SADP	26,292
62,100	Singapore Telecommunications, Ltd.	111,082
13,956	Spark New Zealand, Ltd.	34,006
193	Swisscom AG, Registered Shares	104,091
65,740	Telecom Italia SpA*	26,877
48,285	Telecom Italia SpA	19,109
8,654	Telefonica Deutschland Holding AG	21,502
34,230	Telefonica SA	157,101
5,403	Telenor ASA	79,304
20,247	Telia Co AB	72,895
31,200	Telstra Corp., Ltd.	59,528
3,020	TELUS Corp.	47,754
3,645	TPG Telecom, Ltd.	15,781
500	United Internet AG, Registered Shares	14,995
30,823	Verizon Communications, Inc.	1,656,120

		5,269,224

Electric Utilities (2.1%):
1,790	Alliant Energy Corp.	86,439
3,681	American Electric Power Co., Inc.	294,406
7,008	AusNet Services	7,400
5,000	Chubu Electric Power Co., Inc.	70,499
2,400	Chugoku Electric Power Co., Inc. (The)	33,608
5,500	CK Infrastructure Holdings, Ltd.	29,132
12,500	CLP Holdings, Ltd.	114,900
5,461	Duke Energy Corp.	441,686
2,613	Edison International	143,166
20,283	EDP - Energias de Portugal SA	81,479
4,565	Electricite de France	35,991
1,852	Emera, Inc.	73,048
2,691	Endesa SA	57,596
60,616	Enel SpA	421,798
1,441	Entergy Corp.	135,411
1,767	Evergy, Inc.	97,273
2,398	Eversource Energy	187,548
7,245	Exelon Corp.	266,688
3,972	FirstEnergy Corp.	159,158
3,118	Fortis, Inc.	120,257
3,320	Fortum OYJ	48,802
22,500	HK Electric Investments, Ltd.	21,610
2,263	Hydro One, Ltd.	40,754
45,878	Iberdrola SA	452,876
5,400	Kansai Electric Power Co., Inc. (The)	60,243
3,000	Kyushu Electric Power Co., Inc.	24,171
4,873	Mercury NZ, Ltd.	12,188
3,643	NextEra Energy, Inc.	876,580
1,470	OGE Energy Corp.	45,173
1,410	Orsted A/S	138,516
846	Pinnacle West Capital Corp.	64,118
10,500	Power Assets Holdings, Ltd.	62,556
5,303	PPL Corp.	130,878
1,850	Red Electrica Corp SA	33,303
8,200	Scottish & Southern Energy plc	132,309
7,816	Southern Co. (The)	423,158
11,051	Terna SpA	70,011
3,500	Tohoku Electric Power Co., Inc.	33,795
11,600	Tokyo Electric Power Co. Holdings, Inc.*	40,539
561	Verbund AG, Class A	20,328

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
3,908	Xcel Energy, Inc.	$235,652

		5,825,043

Electrical Equipment (0.8%):
13,735	ABB, Ltd.	241,597
307	Acuity Brands, Inc.	26,298
1,693	AMETEK, Inc.	121,930
3,081	Eaton Corp. plc	239,363
4,540	Emerson Electric Co.	216,330
1,000	Fuji Electric Co., Ltd.	22,625
1,923	Legrand SA	123,537
36,347	Melrose Industries plc	41,037
13,400	Mitsubishi Electric Corp.	165,401
3,400	Nidec Corp.	176,388
1,821	Prysmian SpA	29,154
872	Rockwell Automation, Inc.	131,594
4,121	Schneider Electric SA	354,715
1,223	Sensata Technologies Holding plc*	35,381
1,975	Siemens Gamesa Renewable Energy	29,709
1,393	Vestas Wind Systems A/S	113,432

		2,068,491

Electronic Equipment, Instruments & Components (0.9%):
1,600	Alps Alpine Co., Ltd.	15,506
2,183	Amphenol Corp., Class A	159,097
592	Arrow Electronics, Inc.*	30,707
1,082	CDW Corp.	100,918
1,272	Cognex Corp.	53,704
5,801	Corning, Inc.	119,153
3,831	Flex, Ltd.*	32,085
1,007	FLIR Systems, Inc.	32,113
2,817	Halma plc	66,912
1,000	Hamamatsu Photonics KK	40,937
2,085	Hexagon AB, Class B	89,011
205	Hirose Electric Co., Ltd.	21,265
500	Hitachi High-Technologies Corp.	37,118
7,200	Hitachi, Ltd.	209,620
442	Ingenico Group	46,964
287	IPG Photonics Corp.*	31,650
1,300	Keyence Corp.	419,590
1,398	Keysight Technologies, Inc.*	116,985
2,400	Kyocera Corp.	142,346
4,300	Murata Manufacturing Co., Ltd.	217,675
1,500	Omron Corp.	78,046
1,600	Shimadzu Corp.	42,123
1,000	TDK Corp.	77,392
2,457	TE Connectivity, Ltd.	154,742
1,871	Trimble, Inc.*	59,554
2,400	Venture Corp., Ltd.	22,818
1,800	Yaskawa Electric Corp.	49,471
1,800	Yokogawa Electric Corp.	21,682
403	Zebra Technologies Corp., Class A*	73,991

		2,563,175

Energy Equipment & Services (0.1%):
4,726	Baker Hughes Co.	49,623
6,497	Halliburton Co.	44,504
2,885	National Oilwell Varco, Inc.	28,360
10,119	Schlumberger, Ltd.	136,505
3,249	Technipfmc plc	21,898
3,492	Tenaris SA	21,355
2,773	Worley, Ltd.	10,864

		313,109

Entertainment (1.4%):
5,726	Activision Blizzard, Inc.	340,582
2,176	Electronic Arts, Inc.*	217,970

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Entertainment, continued
700	Konami Holdings Corp.	$21,464
1,491	Liberty Media Corp-Liberty Formula One, Class C*	40,600
1,117	Live Nation Entertainment, Inc.*	50,779
3,266	Netflix, Inc.*	1,226,383
3,700	Nexon Co., Ltd.	60,528
800	Nintendo Co., Ltd.	308,598
700	Square Enix Holdings Co., Ltd.	31,287
848	Take-Two Interactive Software, Inc.*	100,581
900	Toho Co., Ltd.	27,520
632	UbiSoft Entertainment SA*	46,595
6,293	Vivendi Universal SA	134,989
13,433	Walt Disney Co. (The)	1,297,628

		3,905,504

Equity Real Estate Investment Trusts (2.4%):
819	Alexandria Real Estate Equities, Inc.	112,252
3,301	American Tower Corp.	718,792
20,004	Ascendas Real Estate Investment Trust	39,874
1,019	AvalonBay Communities, Inc.	149,966
1,225	Boston Properties, Inc.	112,982
6,602	British Land Co. plc	27,460
716	Camden Property Trust	56,736
594	Canadian Apartment Properties REIT	17,979
23,100	CapitaLand Commercial Trust	24,892
22,600	CapitaLand Mall Trust	28,492
316	Covivio	17,816
3,099	Crown Castle International Corp.	447,495
15	Daiwahouse Residential Investment Corp.	36,653
8,284	Dexus	47,271
1,959	Digital Realty Trust, Inc.	272,125
2,717	Duke Realty Corp.	87,976
636	Equinix, Inc.	397,227
1,298	Equity Lifestyle Properties, Inc.	74,609
2,720	Equity Residential	167,851
483	Essex Property Trust, Inc.	106,376
967	Extra Space Storage, Inc.	92,600
570	Federal Realty Investment Trust	42,528
330	Gecina SA	43,765
11,288	Goodman Group	86,205
14,718	GPT Group	33,531
1,399	H&R Real Estate Investment Trust	8,879
3,550	Healthpeak Properties, Inc.	84,668
5,272	Host Hotels & Resorts, Inc.	58,203
246	Icade	19,493
3,814	Invitation Homes, Inc.	81,505
2,122	Iron Mountain, Inc.	50,504
7	Japan Prime Realty Investment Corp.	21,026
10	Japan Real Estate Investment Corp.	58,633
21	Japan Retail Fund Investment Corp.	23,716
3,092	Kimco Realty Corp.	29,900
1,471	Klepierre^	28,399
5,201	Land Securities Group plc	35,825
15,500	Link REIT (The)	130,938
15,400	Mapletree Commercial Trust	19,851
3,679	Medical Properties Trust, Inc.	63,610
904	Mid-America Apartment Communities, Inc.	93,139
29,366	Mirvac Group	38,854
1,209	National Retail Properties, Inc.	38,918
9	Nippon Building Fund, Inc.	60,477
16	Nippon Prologis REIT, Inc.	40,314
31	Nomura Real Estate Master Fund, Inc.	39,126
1,633	Omega Healthcare Investors, Inc.	43,340

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
22	Orix JREIT, Inc.	$28,893
5,495	ProLogis, Inc.	441,632
1,172	Public Storage, Inc.	232,771
2,356	Realty Income Corp.	117,470
1,274	Regency Centers Corp.	48,960
1,450	RioCan REIT	16,622
839	SBA Communications Corp.	226,505
40,088	Scentre Group	39,678
7,930	SERGO plc	74,975
2,219	Simon Property Group, Inc.	121,734
635	SL Green Realty Corp.	27,369
211	SmartCentres Real Estate Investment Trust	2,825
17,840	Stockland	28,572
734	Sun Communities, Inc.	91,640
5,400	Suntec Real Estate Investment Trust	4,755
2,194	UDR, Inc.	80,169
1,168	Unibail-Rodamco-Westfield^	66,122
24	United Urban Investment Corp.	23,817
2,632	Ventas, Inc.	70,538
9,098	VEREIT, Inc.	44,489
3,403	VICI Properties, Inc.	56,626
24,703	Vicinity Centres	15,542
1,304	Vornado Realty Trust	47,218
2,953	Welltower, Inc.	135,188
5,399	Weyerhaeuser Co.	91,513
1,365	WP Carey, Inc.	79,279

		6,527,673

Food & Staples Retailing (1.7%):
5,000	AEON Co., Ltd.	111,148
6,472	Alimentation Couche-Tard, Inc.	152,474
4,504	Carrefour SA	71,337
240	Casino Guichard-Perrachon SA^	9,252
8,604	Coles Group, Ltd.	81,379
507	Colruyt SA	27,484
3,293	Costco Wholesale Corp.	938,933
1,200	Dairy Farm International Holdings, Ltd.	5,523
1,286	Empire Co., Ltd., Class A	25,161
1,900	FamilyMart Co., Ltd.	34,024
686	ICA Gruppen AB	28,946
13,541	J Sainsbury plc	35,256
1,994	Jeronimo Martins SGPS SA	36,057
8,203	Koninklijke Ahold Delhaize NV	191,924
5,925	Kroger Co. (The)	178,461
200	LAWSON, Inc.	11,002
1,424	Loblaw Cos., Ltd.	73,421
2,128	METRO AG	18,412
1,955	Metro, Inc.	79,070
5,500	Seven & I Holdings Co., Ltd.	181,649
600	Sundrug Co., Ltd.	19,259
3,594	Sysco Corp.	163,994
72,964	Tesco plc	206,568
300	Tsuruha Holdings, Inc.	39,671
5,654	Walgreens Boots Alliance, Inc.	258,671
10,599	Walmart, Inc.	1,204,258
200	Welcia Holdings Co., Ltd.	14,083
8,357	Wesfarmers, Ltd.	179,901
632	Weston (George), Ltd.	45,198
18,535	William Morrison Supermarkets plc	40,823
9,399	Woolworths Group, Ltd.	205,302

		4,668,641

Food Products (2.1%):
5,472	A2 Milk Co., Ltd.*	55,325
3,300	Ajinomoto Co., Inc.	61,496
4,028	Archer-Daniels-Midland Co.	141,705

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
2,641	Associated British Foods plc	$59,258
24	Barry Callebaut AG, Registered Shares	48,277
1,070	Bunge, Ltd.	43,902
900	Calbee, Inc.	24,377
1,241	Campbell Soup Co.	57,285
3,602	Conagra Brands, Inc.	105,683
4,602	Danone SA	296,723
4,504	General Mills, Inc.	237,676
1,075	Hershey Co. (The)	142,438
2,168	Hormel Foods Corp.	101,116
528	Ingredion, Inc.	39,864
856	JM Smucker Co. (The)	95,016
1,907	Kellogg Co.	114,401
1,259	Kerry Group plc, Class A	144,296
1,100	Kikkoman Corp.	46,845
5,006	Kraft Heinz Co. (The)	123,848
1,080	Lamb Weston Holdings, Inc.	61,668
8	Lindt & Spruengli AG	67,616
919	McCormick & Co.	129,772
900	Meiji Holdings Co., Ltd.	64,130
10,731	Mondelez International, Inc., Class A	537,407
3,323	Mowi ASA	50,731
22,179	Nestle SA, Registered Shares	2,286,902
700	NH Foods, Ltd.	24,398
1,700	Nisshin Seifun Group, Inc.	28,380
500	Nissin Foods Holdings Co., Ltd.	41,737
5,748	Orkla ASA, Class A	49,266
1,784	Saputo, Inc.	42,904
700	Toyo Suisan Kaisha, Ltd.	33,896
2,200	Tyson Foods, Inc., Class A	127,314
6,000	Vitasoy International Holdings, Ltd.	18,120
72,000	WH Group, Ltd.	66,864
15,200	Wilmar International, Ltd.	34,392
900	Yakult Honsha Co., Ltd.	53,306
500	Yamazaki Baking Co., Ltd.	10,471

		5,668,805

Gas Utilities (0.2%):
2,016	AltaGas, Ltd.	18,267
8,716	APA Group	55,648
946	Atmos Energy Corp.	93,872
2,302	Gas Natural SDG SA	40,740
74,574	Hong Kong & China Gas Co., Ltd.	122,641
2,900	Osaka Gas Co., Ltd.	54,750
500	Toho Gas Co., Ltd.	22,835
2,900	Tokyo Gas Co., Ltd.	68,716
1,581	UGI Corp.	42,165

		519,634

Health Care Equipment & Supplies (3.0%):
13,180	Abbott Laboratories	1,040,035
342	ABIOMED, Inc.*	49,645
3,292	Alcon, Inc.*	168,066
564	Align Technology, Inc.*	98,108
1,400	Asahi Intecc Co., Ltd.	34,662
3,615	Baxter International, Inc.	293,502
2,016	Becton Dickinson & Co.	463,216
333	BioMerieux	37,569
10,388	Boston Scientific Corp.*	338,960
302	Carl Zeiss Meditec AG*	29,335
426	Cochlear, Ltd.	48,925
844	Coloplast A/S, Class B	122,839
368	Cooper Cos., Inc. (The)	101,447
4,664	Danaher Corp.	645,544
896	Demant A/S*	19,893
1,659	Dentsply Sirona, Inc.	64,419
672	DexCom, Inc.*	180,949

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,554	Edwards Lifesciences Corp.*	$293,115
2,115	EssilorLuxottica SA	228,124
4,281	Fisher & Paykel Healthcare Corp., Ltd.	77,578
1,973	Hologic, Inc.*	69,252
2,800	HOYA Corp.	238,198
622	IDEXX Laboratories, Inc.*	150,673
451	Insulet Corp.*	74,722
861	Intuitive Surgical, Inc.*	426,376
6,747	Koninklijke Philips NV	273,008
9,989	Medtronic plc	900,808
8,500	Olympus Corp.	122,693
1,048	ResMed, Inc.	154,360
265	Sartorius AG*	64,750
1,111	Siemens Healthineers AG	44,071
6,388	Smith & Nephew plc	113,332
415	Sonova Holding AG, Registered Shares	74,954
637	Steris plc	89,161
77	Straumann Holding AG, Registered Shares	57,410
2,511	Stryker Corp.	418,056
1,200	Sysmex Corp.	86,774
345	Teleflex, Inc.	101,037
4,600	Terumo Corp.	158,214
676	Varian Medical Systems, Inc.*	69,398
551	West Pharmaceutical Services, Inc.	83,890
1,499	Zimmer Biomet Holdings, Inc.	151,519

		8,258,587

Health Care Providers & Services (1.9%):
1,500	Alfresa Holdings Corp.	27,984
1,158	AmerisourceBergen Corp.	102,483
1,890	Anthem, Inc.	429,106
2,224	Cardinal Health, Inc.	106,619
4,351	Centene Corp.*	258,493
2,783	Cigna Corp.	493,092
9,696	CVS Health Corp.	575,263
774	DaVita, Inc.*	58,870
1,480	Fresenius Medical Care AG & Co., KGaA	98,694
3,090	Fresenius SE & Co. KGaA	116,086
2,010	HCA Healthcare, Inc.	180,599
1,103	Henry Schein, Inc.*	55,724
987	Humana, Inc.	309,938
769	Laboratory Corp. of America Holdings*	97,194
1,172	McKesson Corp.	158,525
1,400	Medipal Holdings Corp.	26,168
378	NMC Health plc	491
1,000	Quest Diagnostics, Inc.	80,300
1,215	Ramsay Health Care, Ltd.	42,554
3,006	Ryman Healthcare, Ltd.	18,469
3,471	Sonic Healthcare, Ltd.	51,965
400	Suzuken Co., Ltd.	14,581
7,061	UnitedHealth Group, Inc.	1,760,871
606	Universal Health Services, Inc., Class B	60,042

		5,124,111

Health Care Technology (0.2%):
2,272	Cerner Corp.	143,113
3,300	M3, Inc.	97,534
952	Veeva Systems, Inc., Class A*	148,865

		389,512

Hotels, Restaurants & Leisure (1.4%):
1,331	Accor SA	36,398

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,845	Aramark	$36,845
4,307	Aristocrat Leisure, Ltd.	55,711
3,148	Carnival Corp., Class A	41,459
1,233	Carnival plc	14,962
209	Chipotle Mexican Grill, Inc.*	136,770
11,695	Compass Group plc	182,686
3,936	Crown Resorts, Ltd.	18,248
911	Darden Restaurants, Inc.	49,613
293	Domino’s Pizza, Inc.	94,953
207	Flight Centre Travel Group, Ltd.	1,261
557	Flutter Entertainment plc^	50,480
16,000	Galaxy Entertainment Group, Ltd.	84,753
50,400	Genting Singapore, Ltd.	24,500
4,348	GVC Holdings plc	30,175
1,943	Hilton Worldwide Holdings, Inc.	132,590
1,299	InterContinental Hotels Group plc	55,604
2,466	Las Vegas Sands Corp.	104,731
2,042	Marriott International, Inc., Class A	152,762
5,613	McDonald’s Corp.	928,110
600	McDonald’s Holdings Co., Ltd.	27,101
1,991	Melco Resorts & Entertainment, Ltd., ADR	24,688
3,693	MGM Resorts International	43,577
1,615	Norwegian Cruise Line Holdings, Ltd.*	17,700
1,400	Oriental Land Co., Ltd.	179,188
2,009	Restaurant Brands International, Inc.	80,969
1,327	Royal Caribbean Cruises, Ltd.	42,690
18,400	Sands China, Ltd.	66,966
9,000	SJM Holdings, Ltd.	7,549
646	Sodexo SA	43,763
8,802	Starbucks Corp.	578,643
1,721	Stars Group, Inc. (The)*	35,200
15,654	Tabcorp Holdings, Ltd.	24,824
3,033	TUI AG^	13,580
304	Vail Resorts, Inc.	44,904
987	Whitbread plc	36,952
12,400	Wynn Macau, Ltd.	18,756
732	Wynn Resorts, Ltd.	44,059
2,222	Yum! Brands, Inc.	152,274

		3,715,994

Household Durables (0.7%):
7,598	Barratt Developments plc	41,400
898	Berkeley Group Holdings plc (The)	40,132
1,900	Casio Computer Co., Ltd.	26,657
2,774	D.R. Horton, Inc.	94,317
1,708	Electrolux AB, Series B, Class B	21,288
999	Garmin, Ltd.	74,885
4,136	Husqvarna AB, Class B	20,813
700	Iida Group Holdings Co., Ltd.	9,698
986	Leggett & Platt, Inc.	26,306
2,112	Lennar Corp., Class A	80,678
459	Mohawk Industries, Inc.*	34,994
3,000	Newell Brands, Inc.	39,840
2,500	Nikon Corp.	23,097
26	NVR, Inc.*	66,797
15,700	Panasonic Corp.	119,867
2,384	Persimmon plc	56,445
1,929	PulteGroup, Inc.	43,055
300	Rinnai Corp.	21,268
643	Roku, Inc.*	56,250
209	SEB SA	26,074
2,800	Sekisui Chemical Co., Ltd.	37,141
4,900	Sekisui House, Ltd.	80,990
1,800	Sharp Corp.	18,862
9,500	Sony Corp.	564,790

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
24,626	Taylor Wimpey plc	$35,777
11,000	Techtronic Industries Co., Ltd.	70,864
481	Whirlpool Corp.	41,270

		1,773,555

Household Products (1.4%):
1,829	Church & Dwight Co., Inc.	117,385
918	Clorox Co. (The)	159,044
6,068	Colgate-Palmolive Co.	402,672
4,520	Essity AB, Class B	139,507
733	Henkel AG & Co. KGaA	55,221
2,555	Kimberly-Clark Corp.	326,708
1,700	Lion Corp.	36,477
900	Pigeon Corp.	34,548
18,586	Procter & Gamble Co. (The)	2,044,460
5,287	Reckitt Benckiser Group plc	405,668
3,100	Unicharm Corp.	116,413

		3,838,103

Independent Power and Renewable Electricity Producers (0.1%):
4,853	AES Corp. (The)	66,001
1,200	Electric Power Development Co., Ltd.	24,230
9,703	Meridian Energy, Ltd.	22,948
1,907	NRG Energy, Inc.	51,985
1,518	Uniper SE	38,087
2,743	Vistra Energy Corp.	43,778

		247,029

Industrial Conglomerates (1.1%):
4,286	3M Co.	585,082
19,500	CK Hutchison Holdings, Ltd.	130,778
802	DCC plc	50,570
65,089	General Electric Co.	516,807
5,325	Honeywell International, Inc.	712,431
1,700	Jardine Matheson Holdings, Ltd.	85,035
1,700	Jardine Strategic Holdings, Ltd.	37,629
700	Keihan Holdings Co., Ltd.	31,165
11,300	Keppel Corp., Ltd.	42,093
5,370	NWS Holdings, Ltd.	5,496
776	Roper Technologies, Inc.	241,965
1,600	Seibu Holdings, Inc.	17,622
3,000	SembCorp Industries, Ltd.	3,258
5,701	Siemens AG, Registered Shares	490,541
2,929	Smiths Group plc	44,332
3,000	Toshiba Corp.	66,054

		3,060,858

Insurance (3.3%):
1,398	Admiral Group plc	38,566
13,732	AEGON NV	34,824
5,448	Aflac, Inc.	186,540
1,358	Ageas NV	56,491
90,000	AIA Group, Ltd.	809,693
107	Alleghany Corp.	59,101
3,109	Allianz SE, Registered Shares+	535,787
2,414	Allstate Corp. (The)	221,435
572	American Financial Group, Inc.	40,086
6,414	American International Group, Inc.	155,540
1,745	Aon plc	287,994
2,955	Arch Capital Group, Ltd.*	84,100
1,382	Arthur J. Gallagher & Co.	112,647
8,147	Assicurazioni Generali SpA	110,955
457	Assurant, Inc.	47,569
1,146	Athene Holding, Ltd., Class A*	28,444
28,925	Aviva plc	96,005
14,405	AXA SA	249,381
364	Baloise Holding AG, Registered Shares	47,798

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,718	Brown & Brown, Inc.	$62,226
3,378	Chubb, Ltd.	377,289
1,144	Cincinnati Financial Corp.	86,315
1,241	CNP Assurances SA	12,144
8,100	Dai-ichi Life Holdings, Inc.	96,950
10,156	Direct Line Insurance Group plc	37,153
195	Erie Indemnity Co., Class A	28,907
307	Everest Re Group, Ltd.	59,073
213	Fairfax Financial Holdings, Ltd.	65,308
2,010	FNF Group	50,009
1,553	Gjensidige Forsikring ASA*^	26,616
776	Globe Life, Inc.	55,849
2,031	Great-West Lifeco, Inc.	35,089
451	Hannover Rueck SE	65,921
2,646	Hartford Financial Services Group, Inc. (The)	93,245
826	IA Financial Corp., Inc.	25,970
17,468	Insurance Australia Group, Ltd.	68,044
1,062	Intact Financial Corp.	91,799
11,800	Japan Post Holdings Co., Ltd.	92,461
1,700	Japan Post Insurance Co., Ltd.	21,092
44,202	Legal & General Group plc	105,722
1,508	Lincoln National Corp.	39,691
2,132	Loews Corp.	74,258
14,349	Manulife Financial Corp.	180,191
9,659	Mapfre SA	16,517
109	Markel Corp.*	101,140
3,761	Marsh & McLennan Cos., Inc.	325,175
21,022	Medibank Private, Ltd.	34,290
5,788	MetLife, Inc.	176,939
3,600	MS&AD Insurance Group Holdings, Inc.	100,847
1,076	Muenchener Rueckversicherungs-Gesellschaft AG	217,448
2,455	NN Group NV	66,289
4,456	Poste Italiane SpA	37,736
4,239	Power Corp. of Canada	68,205
2,084	Principal Financial Group, Inc.	65,313
4,357	Progressive Corp. (The)	321,720
2,944	Prudential Financial, Inc.	153,500
19,378	Prudential plc	247,302
10,407	QBE Insurance Group, Ltd.	56,842
473	Reinsurance Group of America, Inc.	39,798
329	RenaissanceRe Holdings, Ltd.	49,126
7,571	RSA Insurance Group plc	39,345
3,079	Sampo Oyj, Class A	90,035
1,146	SCOR SA	25,244
2,500	Sompo Holdings, Inc.	77,342
1,200	Sony Financial Holdings, Inc.	20,286
4,241	Sun Life Financial, Inc.	136,444
9,576	Suncorp Group, Ltd.	53,504
254	Swiss Life Holding AG, Registered Shares	86,515
2,335	Swiss Re AG	180,112
4,200	T&D Holdings, Inc.	34,295
4,800	Tokio Marine Holdings, Inc.	220,171
1,911	Travelers Cos., Inc. (The)	189,858
983	Tryg A/S	24,256
1,543	Unum Group	23,160
939	Willis Towers Watson plc	159,489
1,116	WR Berkley Corp.	58,222
1,115	Zurich Insurance Group AG	395,944

		8,946,687

Interactive Media & Services (3.2%):
2,233	Alphabet, Inc., Class A*	2,594,634
2,304	Alphabet, Inc., Class C*	2,679,114

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services, continued
6,934	Auto Trader Group plc	$37,675
17,935	Facebook, Inc., Class A*	2,991,558
588	IAC/InterActiveCorp.*	105,387
1,100	Kakaku.com, Inc.	20,190
500	Line Corp.*	24,163
401	Match Group, Inc.*^	26,482
2,081	Pinterest, Inc.*	32,131
411	REA Group, Ltd.^	19,345
5,368	Snap, Inc., Class A*	63,826
892	TripAdvisor, Inc.	15,512
5,345	Twitter, Inc.*	131,273
19,900	Z Holdings Corp.	64,018
950	Zillow Group, Inc., Class C*^	34,219

		8,839,527

Internet & Direct Marketing Retail (2.8%):
3,141	Amazon.com, Inc.*	6,124,070
312	Booking Holdings, Inc.*	419,740
857	Delivery Hero SE*	64,969
5,686	eBay, Inc.	170,921
1,039	Expedia Group, Inc.	58,465
721	Grubhub, Inc.*	29,366
826	Just Eat Takeaway*	62,251
328	MercadoLibre, Inc.*	160,254
800	Mercari, Inc.*	15,524
3,446	Ocado Group plc*	52,023
3,632	Prosus NV*	251,587
6,500	Rakuten, Inc.	49,321
465	Wayfair, Inc., Class A*	24,850
1,045	Zalando SE*	40,706
400	ZOZO, Inc.	5,368

		7,529,415

IT Services (4.0%):
4,733	Accenture plc, Class C	772,710
78	Adyen NV*	65,995
1,281	Akamai Technologies, Inc.*	117,199
338	Alliance Data Systems Corp.	11,374
3,418	Amadeus IT Group SA	162,056
735	Atos SE	49,721
3,225	Automatic Data Processing, Inc.	440,793
1,131	Black Knight, Inc.*	65,666
1,083	Booz Allen Hamilton Holding Corp.	74,337
854	Broadridge Financial Solutions, Inc.	80,985
1,172	Capgemini SA	99,118
1,683	CGI, Inc.*	91,129
4,074	Cognizant Technology Solutions Corp., Class A	189,319
3,761	Computershare, Ltd.	22,293
1,950	DXC Technology Co.	25,448
412	Epam Systems, Inc.*	76,492
4,580	Fidelity National Information Services, Inc.	557,111
4,307	Fiserv, Inc.*	409,122
625	FleetCor Technologies, Inc.*	116,588
1,400	Fujitsu, Ltd.	126,353
676	Gartner, Inc.*	67,309
2,240	Global Payments, Inc.	323,075
300	GMO Payment Gateway, Inc.	21,053
1,342	GoDaddy, Inc., Class A*	76,642
6,600	International Business Machines Corp.	732,138
800	Itochu Techno-Solutions Corp.	22,823
582	Jack Henry & Associates, Inc.	90,350
1,066	Leidos Holdings, Inc.	97,699
6,690	MasterCard, Inc., Class A	1,616,035
334	MongoDB, Inc.*^	45,604
2,620	Nomura Research Institute, Ltd.	55,366

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
4,700	NTT Data Corp.	$45,211
500	OBIC Co., Ltd.	65,327
800	Okta, Inc.*	97,808
800	Otsuka Corp.	34,233
2,352	Paychex, Inc.	147,988
8,313	PayPal Holdings, Inc.*	795,886
2,054	Sabre Corp.	12,180
773	Shopify, Inc., Class A*	323,912
2,515	Square, Inc., Class A*	131,736
865	Twilio, Inc., Series A*	77,409
761	VeriSign, Inc.*	137,048
12,764	Visa, Inc., Class A	2,056,535
3,142	Western Union Co.	56,964
870	Wirecard AG^	99,901
365	Wix.com, Ltd.*	36,799
1,014	Worldline SA*	59,589

		10,880,429

Leisure Products (0.1%):
1,500	Bandai Namco Holdings, Inc.	72,810
962	Hasbro, Inc.	68,831
453	Polaris, Inc.	21,812
200	Sankyo Co., Ltd.	5,830
800	Sega Sammy Holdings, Inc.	9,742
600	Shimano, Inc.	85,947
1,100	Yamaha Corp.	42,886

		307,858

Life Sciences Tools & Services (0.8%):
2,306	Agilent Technologies, Inc.	165,156
170	Bio-Rad Laboratories, Inc., Class A*	59,595
89	Eurofins Scientific SE^	44,107
1,096	Illumina, Inc.*	299,340
1,187	IQVIA Holdings, Inc.*	128,030
555	Lonza Group AG, Registered Shares	231,004
184	Mettler-Toledo International, Inc.*	127,054
829	PerkinElmer, Inc.	62,407
1,680	Qiagen NV*	68,160
198	Sartorius Stedim Biotech*	39,751
2,988	Thermo Fisher Scientific, Inc.	847,396
496	Waters Corp.*	90,297

		2,162,297

Machinery (1.7%):
2,355	Alfa Laval AB	40,848
1,388	Alstom SA	58,073
2,700	Amada Holdings Co., Ltd.	21,318
314	Andritz AG*	9,878
2,721	Atlas Copco AB	80,308
4,916	Atlas Copco AB, Class A	165,360
4,119	Caterpillar, Inc.	477,968
7,639	CNH Industrial NV	43,695
1,055	Cummins, Inc.	142,763
800	Daifuku Co., Ltd.	50,709
2,229	Deere & Co.	307,959
1,090	Dover Corp.	91,495
2,845	Epiroc AB	28,240
4,832	Epiroc AB, Class A	47,944
1,400	FANUC Corp.	189,878
991	Flowserve Corp.	23,675
2,395	Fortive Corp.	132,180
1,149	GEA Group AG	23,653
3,300	Hino Motors, Ltd.	17,739
800	Hitachi Construction Machinery Co., Ltd.	16,182
400	Hoshizaki Corp.	30,064
567	IDEX Corp.	78,308
1,500	IHI Corp.	17,500

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,395	Illinois Tool Works, Inc.	$340,377
2,802	Ingersoll-Rand, Inc.*	69,490
800	JTEKT Corp.	5,433
1,200	Kawasaki Heavy Industries, Ltd.	17,400
523	Kion Group AG	22,967
373	Knorr-Bremse AG	33,434
6,900	Komatsu, Ltd.	113,549
2,533	Kone OYJ, Class B	143,729
7,800	Kubota Corp.	99,787
800	Kurita Water Industries, Ltd.	18,489
1,700	Makita Corp.	52,133
811	Metso Oyj	19,338
424	Middleby Corp. (The)*	24,117
2,700	MINEBEA MITSUMI, Inc.	40,265
2,100	Misumi Group, Inc.	45,801
2,400	Mitsubishi Heavy Industries, Ltd.	60,709
900	Nabtesco Corp.	20,763
2,000	NGK Insulators, Ltd.	26,220
2,800	NSK, Ltd.	17,963
2,578	PACCAR, Inc.	157,593
916	Parker Hannifin Corp.	118,833
1,179	Pentair plc	35,087
8,414	Sandvik AB	119,594
309	Schindler Holding AG	67,947
153	Schindler Holding AG, Registered Shares	32,382
2,827	SKF AB, Class B	38,928
400	SMC Corp.	170,773
417	Snap-On, Inc.	45,378
541	Spirax-Sarco Engineering plc	54,638
1,081	Stanley Black & Decker, Inc.	108,100
400	Sumitomo Heavy Industries, Ltd.	7,216
1,000	THK Co., Ltd.	20,420
10,660	Volvo AB, Class B	128,295
383	WABCO Holdings, Inc.*	51,724
1,362	Wabtec Corp.	65,553
3,440	Wartsila OYJ Abp, Class B	25,273
2,017	Weir Group plc (The)	18,278
1,344	Xylem, Inc.	87,535
10,200	Yangzijiang Shipbuilding Holdings, Ltd.	5,961

		4,627,209

Marine (0.1%):
23	A.P. Moeller - Maersk A/S, Class A	19,090
54	A.P. Moeller - Maersk A/S, Class B	48,458
412	Kuehne & Nagel International AG, Registered Shares	56,653
500	Mitsui O.S.K. Lines, Ltd.	8,065
1,700	Nippon Yusen KK	20,213

		152,479

Media (1.0%):
4,894	Altice Europe NV, Class A*	18,913
1,140	Altice USA, Inc., Class A*	25,411
1,120	Charter Communications, Inc., Class A*	488,667
33,834	Comcast Corp., Class A	1,163,213
800	Cyberagent, Inc.	31,050
1,600	Dentsu Group, Inc.	30,852
2,675	Discovery Communications, Inc., Class C*	46,920
1,273	Discovery, Inc., Class A*	24,747
1,860	DISH Network Corp., Class A*	37,181
1,996	Eutelsat Communications SA	20,894
2,294	Fox Corp., Class A	54,207
1,218	Fox Corp., Class B	27,868
1,700	Hakuhodo DY Holdings, Inc.	17,150

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
10,104	Informa plc	$56,023
2,836	Interpublic Group of Cos., Inc. (The)	45,915
27,380	ITV plc	22,634
729	JCDecaux SA	13,216
847	Liberty Broadband Corp., Class C*	93,780
2,955	Liberty Global plc, Series C*	46,423
964	Liberty Global plc, Class A*	15,916
654	Liberty SiriusXM Group, Class A*	20,725
1,220	Liberty SiriusXM Group, Class C*	38,576
2,841	News Corp., Class A	25,498
1,631	Omnicom Group, Inc.	89,542
5,988	Pearson plc	41,336
1,618	Publicis Groupe SA	46,408
1,296	Quebecor, Inc., Class B	28,654
1,005	Schibsted ASA, Class B	17,871
2,741	SES Global, Class A	16,123
3,498	Shaw Communications, Inc., Class B	56,754
1,500	Singapore Press Holdings, Ltd.	1,933
10,872	Sirius XM Holdings, Inc.	53,708
452	Telenet Group Holding NV	13,620
4,246	ViacomCBS, Inc., Class B	59,486
9,140	WPP plc	62,262

		2,853,476

Metals & Mining (1.2%):
1,784	Agnico Eagle Mines, Ltd.	71,228
20,581	Alumina, Ltd.	18,340
7,661	Anglo American plc	133,839
2,725	Antofagasta plc	25,991
5,066	ArcelorMittal	47,997
13,249	Barrick Gold Corp.	243,494
15,741	BHP Group plc	243,407
21,955	BHP Group, Ltd.	399,011
3,893	BlueScope Steel, Ltd.	21,226
2,044	Boliden AB	37,296
4,905	EVRAZ plc	13,994
5,056	First Quantum Minerals, Ltd.	25,835
10,418	Fortescue Metals Group, Ltd.	63,610
1,405	Franco-Nevada Corp.	140,400
10,760	Freeport-McMoRan, Inc.	72,630
84,595	Glencore plc	129,083
1,100	Hitachi Metals, Ltd.	11,585
3,900	JFE Holdings, Inc.	25,387
8,423	Kinross Gold Corp.*	33,821
1,950	Kirkland Lake Gold, Ltd.	57,443
4,863	Lundin Mining Corp.	18,282
200	Maruichi Steel Tube, Ltd.	4,818
500	Mitsubishi Materials Corp.	10,249
5,693	Newcrest Mining, Ltd.	79,965
6,110	Newmont Goldcorp Corp.	276,661
6,400	Nippon Steel Corp.	54,826
10,475	Norsk Hydro ASA	22,795
2,287	Nucor Corp.	82,378
8,391	Rio Tinto plc	385,078
2,763	Rio Tinto, Ltd.	146,208
37,662	South32, Ltd.	40,582
1,636	Steel Dynamics, Inc.	36,875
1,800	Sumitomo Metal & Mining Co., Ltd.	36,921
3,681	Teck Cominco, Ltd., Class B	27,913
3,097	ThyssenKrupp AG*^	16,497
1,012	Voestalpine AG	20,600
3,312	Wheaton Precious Metals Corp.	91,162

		3,167,427

Mortgage Real Estate Investment Trusts (0.0%†):
3,904	AGNC Investment Corp.	41,304

Shares		Fair Value
Common Stocks, continued
Mortgage Real Estate Investment Trusts, continued
10,041	Annaly Capital Management, Inc.	$50,908

		92,212

Multiline Retail (0.4%):
466	Canadian Tire Corp., Class A	28,130
1,916	Dollar General Corp.	289,335
1,764	Dollar Tree, Inc.*	129,601
2,254	Dollarama, Inc.	62,537
1,956	Harvey Norman Holdings, Ltd.^	3,527
1,700	Isetan Mitsukoshi Holdings, Ltd.	9,912
2,500	J. Front Retailing Co., Ltd.	20,771
1,220	Kohl’s Corp.	17,800
15,026	Marks & Spencer Group plc	18,446
1,500	Marui Group Co., Ltd.	25,183
996	Next plc	50,157
828	Nordstrom, Inc.^	12,702
3,400	Pan Pacific International Holdings Corp.	64,574
1,800	Ryohin Keikaku Co., Ltd.	20,206
3,777	Target Corp.	351,147

		1,104,028

Multi-Utilities (1.0%):
4,906	AGL Energy, Ltd.	52,522
4,374	Algonquin Power & Utilities Corp.	58,906
1,950	Ameren Corp.	142,019
325	Atco, Ltd.	9,001
993	Canadian Utilities, Ltd., Class A	23,740
3,724	CenterPoint Energy, Inc.	57,536
43,930	Centrica plc	20,659
2,088	CMS Energy Corp.	122,670
2,460	Consolidated Edison, Inc.	191,880
6,134	Dominion Energy, Inc.	442,813
1,387	DTE Energy Co.	131,723
16,497	E.ON SE	173,444
13,344	Engie Group	137,995
25,941	National Grid plc	303,969
2,706	NiSource, Inc.	67,569
3,708	Public Service Enterprise Group, Inc.	166,526
4,385	RWE AG	117,349
2,101	Sempra Energy	237,392
2,567	Suez	26,147
3,874	Veolia Environnement SA	82,853
2,347	WEC Energy Group, Inc.	206,841

		2,773,554

Oil, Gas & Consumable Fuels (3.2%):
326	Aker BP ASA	4,157
2,820	Apache Corp.	11,788
151,065	BP plc	642,504
3,109	Cabot Oil & Gas Corp.	53,444
1,849	Caltex Australia, Ltd.	25,940
3,160	Cameco Corp.	24,097
9,376	Canadian Natural Resources, Ltd.	128,269
7,554	Cenovus Energy, Inc.	15,247
1,732	Cheniere Energy, Inc.*	58,022
14,092	Chevron Corp.	1,021,106
1,504	Concho Resources, Inc.	64,446
8,178	ConocoPhillips Co.	251,882
370	Continental Resources, Inc.^	2,827
3,010	Devon Energy Corp.	20,799
1,162	Diamondback Energy, Inc.	30,444
595	Enagas SA	11,833
15,084	Enbridge, Inc.	439,302
18,784	ENI SpA	189,862
4,276	EOG Resources, Inc.	153,594
7,537	Equinor ASA	95,092

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
31,533	Exxon Mobil Corp.	$1,197,309
3,919	Galp Energia SGPS SA	44,732
2,044	Hess Corp.	68,065
1,179	HollyFrontier Corp.	28,897
1,272	Husky Energy, Inc.	3,200
1,482	Idemitsu Kosan Co., Ltd.	33,980
2,002	Imperial Oil, Ltd.	22,637
7,700	INPEX Corp.	43,288
3,047	Inter Pipeline, Ltd.	18,233
23,950	JXTG Holdings, Inc.	82,104
1,625	Keyera Corp.	15,106
15,192	Kinder Morgan, Inc.	211,473
334	Koninklijke Vopak NV	17,411
1,394	Lundin Petroleum AB	26,717
5,873	Marathon Oil Corp.	19,322
5,145	Marathon Petroleum Corp.	121,525
3,153	Neste Oyj	106,767
3,559	Noble Energy, Inc.	21,496
6,476	Occidental Petroleum Corp.	74,992
10,558	Oil Search, Ltd.	16,056
1,126	OMV AG	31,114
3,273	ONEOK, Inc.	71,384
13,304	Origin Energy, Ltd.	35,627
1,797	Ovintiv, Inc.^	4,930
1,132	Parkland Fuel Corp.	19,959
3,955	Pembina Pipeline Corp.	74,204
3,278	Phillips 66	175,865
1,175	Pioneer Natural Resources Co.	82,426
2,883	Prairiesky Royalty, Ltd.^	15,223
11,859	Repsol SA	108,186
31,156	Royal Dutch Shell plc, Class A	545,094
27,829	Royal Dutch Shell plc, Class B	466,495
13,592	Santos, Ltd.	29,454
15,864	Snam SpA	73,250
11,148	Suncor Energy, Inc.	177,943
1,783	Targa Resources Corp.	12,321
6,961	TC Energy Corp.	309,438
17,887	Total SA^	693,458
2,964	Valero Energy Corp.	134,447
518	Washington H. Soul Pattinson & Co., Ltd.^	5,385
9,605	Williams Cos., Inc.	135,911
7,467	Woodside Petroleum, Ltd.	83,170

		8,703,249

Paper & Forest Products (0.1%):
3,676	Mondi plc	62,687
6,500	Oji Holdings Corp.	34,861
4,496	Stora Enso OYJ, Registered Shares, Class R*	45,620
3,727	UPM-Kymmene OYJ^	102,697
230	West Fraser Timber Co., Ltd.	4,387

		250,252

Personal Products (0.9%):
766	Beiersdorf AG	77,922
2,226	Coty, Inc., Class A	11,486
1,659	Estee Lauder Co., Inc. (The), Class A	264,345
3,600	Kao Corp.	294,807
200	Kobayashi Pharmaceutical Co., Ltd.	18,543
300	Kose Corp.	36,991
1,872	L’Oreal SA	491,239
400	Pola Orbis Holdings, Inc.	7,389
2,900	Shiseido Co., Ltd.	171,332
10,937	Unilever NV	538,717
8,266	Unilever plc	417,198

		2,329,969

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (6.2%):
2,447	Allergan plc	$433,364
14,000	Astellas Pharma, Inc.	216,753
9,777	AstraZeneca plc	873,152
2,375	Aurora Cannabis, Inc.*^	2,127
2,374	Bausch Health Cos., Inc.*	36,797
7,322	Bayer AG, Registered Shares	429,685
17,471	Bristol-Myers Squibb Co.	973,834
1,580	Canopy Growth Corp.*^	22,974
1,700	Chugai Pharmaceutical Co., Ltd.	196,805
647	Cronos Group, Inc.*	3,674
4,200	Daiichi Sankyo Co., Ltd.	289,007
1,800	Eisai Co., Ltd.	132,138
3,273	Elanco Animal Health, Inc.*	73,282
6,440	Eli Lilly & Co.	893,357
37,181	GlaxoSmithKline plc	697,251
256	H. Lundbeck A/S	7,621
300	Hisamitsu Pharmaceutical Co., Inc.	13,989
283	Ipsen SA	14,686
421	Jazz Pharmaceuticals plc*	41,991
19,615	Johnson & Johnson Co.	2,572,114
1,800	Kyowa Kirin Co., Ltd.	40,366
18,975	Merck & Co., Inc.	1,459,937
969	Merck KGaA	100,450
3,851	Mylan NV*	57,418
400	Nippon Shinyaku Co., Ltd.	31,433
16,011	Novartis AG, Registered Shares	1,323,780
13,187	Novo Nordisk A/S, Class B	795,730
2,900	Ono Pharmaceutical Co., Ltd.	66,763
791	Orion OYJ, Class B*	32,439
2,900	Otsuka Holdings Co., Ltd.	113,549
974	Perrigo Co. plc	46,839
41,244	Pfizer, Inc.	1,346,204
820	Recordati SpA	34,728
5,236	Roche Holding AG	1,703,005
8,405	Sanofi	739,779
2,700	Santen Pharmaceutical Co., Ltd.	46,511
2,100	Shionogi & Co., Ltd.	103,347
1,300	Sumitomo Dainippon Pharma Co., Ltd.	16,870
300	Taisho Pharmaceutical Holdings Co., Ltd.	18,446
11,150	Takeda Pharmacuetical Co., Ltd.	341,267
8,108	Teva Pharmaceutical Industries, Ltd., ADR*	72,810
960	UCB SA	83,337
343	Vifor Pharma AG	47,479
3,550	Zoetis, Inc.	417,800

		16,964,888

Professional Services (0.8%):
1,182	Adecco SA, Registered Shares	46,656
2,096	Bureau Veritas SA	39,829
267	CoStar Group, Inc.*	156,785
907	Equifax, Inc.	108,341
6,760	Experian plc	188,141
2,805	IHS Markit, Ltd.	168,300
1,187	Intertek Group plc	69,362
453	ManpowerGroup, Inc.	24,004
2,656	Nielsen Holdings plc	33,306
1,300	Persol Holdings Co., Ltd.	13,060
912	Randstad NV	32,214
10,100	Recruit Holdings Co., Ltd.	260,836
14,449	RELX plc	309,672
889	Robert Half International, Inc.	33,560
2,550	Seek, Ltd.	23,915
48	SGS SA, Registered Shares	111,389
415	Teleperformance	86,596

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
1,475	Thomson Reuters Corp.	$100,507
1,390	TransUnion	91,990
1,141	Verisk Analytics, Inc.	159,033
2,100	Wolters Kluwer NV	149,268

		2,206,764

Real Estate Management & Development (0.6%):
400	AEON Mall Co., Ltd.	5,046
8,052	Aroundtown SA	40,341
372	Azrieli Group	21,516
22,000	CapitaLand, Ltd.	43,931
2,382	CBRE Group, Inc., Class A*	89,826
3,700	City Developments, Ltd.	18,762
20,500	CK Asset Holdings, Ltd.	111,528
500	Daito Trust Construction Co., Ltd.	46,642
4,200	Daiwa House Industry Co., Ltd.	104,035
2,681	Deutsche Wohnen SE	102,407
1,288	First Capital Real Estate Investment Trust	12,476
16,000	Hang Lung Properties, Ltd.	32,362
11,324	Henderson Land Development Co., Ltd.	43,008
7,400	Hongkong Land Holdings, Ltd.	27,680
2,400	Hulic Co., Ltd.	24,372
384	Jones Lang LaSalle, Inc.	38,776
2,500	Kerry Properties, Ltd.	6,565
4,194	Lend Lease Group	26,372
8,500	Mitsubishi Estate Co., Ltd.	125,323
6,600	Mitsui Fudosan Co., Ltd.	114,170
47,308	New World Development Co., Ltd.	50,676
1,000	Nomura Real Estate Holdings, Inc.	16,223
24,117	Sino Land Co., Ltd.	30,512
2,500	Sumitomo Realty & Development Co., Ltd.	60,941
11,000	Sun Hung Kai Properties, Ltd.	144,435
4,000	Swire Pacific, Ltd., Class A	25,626
9,800	Swire Properties, Ltd.	27,496
556	Swiss Prime Site AG	54,601
4,600	Tokyu Fudosan Holdings Corp.	22,021
4,569	UOL Group, Ltd.	21,043
3,828	Vonovia SE	188,635
10,000	Wharf Real Estate Investment Co., Ltd.^	40,977
6,000	Wheelock & Co., Ltd.	40,757

		1,759,081

Road & Rail (1.3%):
68	AMERCO, Inc.	19,757
15,355	Aurizon Holdings, Ltd.	39,765
5,331	Canadian National Railway Co.	416,864
1,022	Canadian Pacific Railway, Ltd., Class 1	225,558
1,100	Central Japan Railway Co.	176,357
17,900	ComfortDelGro Corp., Ltd.	19,161
5,506	CSX Corp.	315,494
1,523	DSV PANALPINA A/S	138,721
2,200	East Japan Railway Co.	166,728
1,700	Hankyu Hanshin Holdings, Inc.	57,251
643	J.B. Hunt Transport Services, Inc.	59,304
686	Kansas City Southern	87,245
1,700	Keikyu Corp.	28,645
800	Keio Corp.	47,371
1,000	Keisei Electric Railway Co., Ltd.	28,881
1,300	Kintetsu Group Holdings Co., Ltd.	60,274
980	Knight-Swift Transportation Holdings, Inc.	32,144
1,200	Kyushu Railway Co.	34,512
11,500	MTR Corp., Ltd.	59,216

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
1,400	Nagoya Railroad Co., Ltd.	$39,326
600	Nippon Express Co., Ltd.	29,386
1,943	Norfolk Southern Corp.	283,678
2,200	Odakyu Electric Railway Co., Ltd.	48,365
759	Old Dominion Freight Line, Inc.	99,626
1,500	Tobu Railway Co., Ltd.	52,437
3,800	Tokyu Corp.	59,868
3,111	Uber Technologies, Inc.*	86,859
5,174	Union Pacific Corp.	729,742
1,200	West Japan Railway Co.	82,191

		3,524,726

Semiconductors & Semiconductor Equipment (3.3%):
7,885	Advanced Micro Devices, Inc.*	358,610
1,500	Advantest Corp.	60,166
2,745	Analog Devices, Inc.	246,089
6,885	Applied Materials, Inc.	315,471
2,200	ASM Pacific Technology, Ltd.	20,527
3,172	ASML Holding NV	842,762
2,956	Broadcom, Inc.	700,868
200	Disco Corp.	39,475
9,241	Infineon Technologies AG	138,380
32,419	Intel Corp.	1,754,515
1,161	KLA Corp.	166,882
1,081	Lam Research Corp.	259,440
4,722	Marvell Technology Group, Ltd.	106,859
2,009	Maxim Integrated Products, Inc.	97,657
1,772	Microchip Technology, Inc.^	120,142
8,251	Micron Technology, Inc.*	347,037
4,333	NVIDIA Corp.	1,142,178
2,067	NXP Semiconductors NV	171,416
2,979	ON Semiconductor Corp.*	37,059
871	Qorvo, Inc.*	70,229
8,510	Qualcomm, Inc.	575,702
5,800	Renesas Electronics Corp.*	20,827
700	ROHM Co., Ltd.	38,339
1,278	Skyworks Solutions, Inc.	114,228
5,412	STMicroelectronics NV	117,753
1,900	SUMCO Corp.	24,437
1,262	Teradyne, Inc.	68,363
6,967	Texas Instruments, Inc.	696,212
1,100	Tokyo Electron, Ltd.	206,873
1,874	Xilinx, Inc.	146,060

		9,004,556

Software (5.6%):
3,608	Adobe, Inc.*	1,148,210
609	ANSYS, Inc.*	141,574
1,637	Autodesk, Inc.*	255,536
462	AVEVA Group plc	19,944
2,273	BlackBerry, Ltd.*	9,321
2,224	Cadence Design Systems, Inc.*	146,873
922	CDK Global, Inc.	30,288
965	Check Point Software Technologies, Ltd.*	97,021
988	Citrix Systems, Inc.	139,851
145	Constellation Software, Inc.	131,801
289	CyberArk Software, Ltd.*	24,727
980	Dassault Systemes SA	145,291
782	DocuSign, Inc.*	72,257
1,830	Dropbox, Inc., Class A*	33,123
1,085	Fortinet, Inc.*	109,769
626	Guidewire Software, Inc.*	49,648
1,940	Intuit, Inc.	446,200
2,560	Micro Focus International plc	12,660
54,013	Microsoft Corp.	8,518,390
456	NICE Systems, Ltd.*	66,028

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
4,602	NortonLifeLock, Inc.	$86,103
2,075	Open Text Corp.	72,568
300	Oracle Corp.	26,195
17,125	Oracle Corp.	827,651
369	Paycom Software, Inc.*	74,542
824	PTC, Inc.*	50,437
547	RingCentral, Inc., Class A*	115,915
8,232	Sage Group plc	60,278
6,209	Salesforce.com, Inc.*	893,972
7,325	SAP SE	841,068
1,406	ServiceNow, Inc.*	402,931
1,133	Splunk, Inc.*	143,019
1,704	SS&C Technologies Holdings, Inc.	74,669
1,087	Synopsys, Inc.*	139,995
496	Temenos AG	65,065
1,000	Trend Micro, Inc.	49,400
291	Tyler Technologies, Inc.*	86,299
611	VMware, Inc., Class A*^	73,992
1,664	WiseTech Global, Ltd.^	17,346
1,209	Workday, Inc., Class A*	157,436

		15,857,393

Specialty Retail (1.6%):
400	ABC-Mart, Inc.	20,065
538	Advance Auto Parts, Inc.	50,206
174	AutoZone, Inc.*	147,204
1,789	Best Buy Co, Inc.	101,973
495	Burlington Stores, Inc.*	78,438
1,237	CarMax, Inc.*	66,588
322	Dufry AG, Registered Shares	9,986
400	Fast Retailing Co., Ltd.^	163,468
2,262	Gap, Inc. (The)^	15,924
5,968	Hennes & Mauritz AB, Class B	76,857
100	Hikari Tsushin, Inc.	16,780
8,130	Home Depot, Inc. (The)	1,517,953
8,130	Industria de Diseno Textil SA	211,011
3,319	JD Sports Fashion plc	19,099
16,302	Kingfisher plc	29,356
5,724	Lowe’s Cos., Inc.	492,550
600	Nitori Co., Ltd.	81,114
559	O’Reilly Automotive, Inc.*	168,287
2,696	Ross Stores, Inc.	234,471
100	Shimamura Co., Ltd.	6,041
809	Tiffany & Co.	104,766
9,010	TJX Cos., Inc. (The)	430,768
902	Tractor Supply Co.	76,264
416	Ulta Beauty, Inc.*	73,091
1,700	USS Co., Ltd.	23,419
5,400	Yamada Denki Co., Ltd.	21,565

		4,237,244

Technology Hardware, Storage & Peripherals (3.5%):
33,115	Apple, Inc.	8,420,812
1,800	Brother Industries, Ltd.	27,517
7,200	Canon, Inc.	157,274
1,173	Dell Technologies, Inc., Class C*	46,392
2,700	FUJIFILM Holdings Corp.	135,543
9,644	Hewlett Packard Enterprise Co.	93,643
11,007	HP, Inc.	191,082
4,800	Konica Minolta, Inc.	19,493
1,900	NEC Corp.	69,334
1,782	NetApp, Inc.	74,292
5,000	Ricoh Co., Ltd.	36,720
1,811	Seagate Technology plc	88,377
2,200	Seiko Epson Corp.	23,810
2,210	Western Digital Corp.	91,980

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals, continued
1,488	Xerox Holdings Corp.	$28,183

		9,504,452

Textiles, Apparel & Luxury Goods (1.2%):
1,344	Adidas AG	309,099
3,081	Burberry Group plc	50,393
1,144	Capri Holdings, Ltd.*	12,344
3,890	Cie Financiere Richemont SA	213,278
1,539	Gildan Activewear, Inc.	19,622
2,704	Hanesbrands, Inc.	21,280
235	Hermes International SA	162,261
565	Kering	294,733
812	Lululemon Athletica, Inc.*	153,914
2,072	LVMH Moet Hennessy Louis Vuitton SA	768,905
1,454	Moncler SpA	53,064
9,286	Nike, Inc., Class B	768,324
779	Pandora A/S	25,376
629	Puma SE	37,566
567	PVH Corp.	21,342
400	Ralph Lauren Corp.	26,732
196	Swatch Group AG (The), Class B	39,190
587	Swatch Group AG (The), Registered Shares	23,108
2,162	Tapestry, Inc.	27,998
1,297	Under Armour, Inc., Class A*	11,945
2,209	Under Armour, Inc., Class C*	17,805
2,476	VF Corp.	133,902
3,000	Yue Yuen Industrial Holdings, Ltd.	4,569

		3,196,750

Tobacco (0.9%):
13,923	Altria Group, Inc.	538,402
17,095	British American Tobacco plc	583,627
6,692	Imperial Brands plc, Class A	124,013
8,900	Japan Tobacco, Inc.	164,766
11,596	Philip Morris International, Inc.	846,045
1,251	Swedish Match AB, Class B	71,622

		2,328,475

Trading Companies & Distributors (0.5%):
941	AerCap Holdings NV*	21,445
3,435	Ashtead Group plc	76,275
1,146	Brenntag AG	43,284
2,436	Bunzl plc	49,105
4,274	Fastenal Co.	133,563
1,670	Ferguson plc	104,402
1,243	HD Supply Holdings, Inc.*	35,338
10,000	Itochu Corp.	207,510
11,800	Marubeni Corp.	58,839
10,000	Mitsubishi Corp.	212,277
12,100	Mitsui & Co., Ltd.	168,578
1,000	MonotaRo Co., Ltd.	26,575
9,400	Sumitomo Corp.	107,803
1,600	Toyota Tsushu Corp.	37,674
576	United Rentals, Inc.*	59,270
345	W.W. Grainger, Inc.	85,733

		1,427,671

Transportation Infrastructure (0.1%):
534	Aena SME SA	58,261
215	Aeroports de Paris	20,637
4,583	Atlantia SpA	57,431
7,444	Auckland International Airport, Ltd.	21,931
155	Fraport AG	6,289
3,224	Getlink SE	38,957
400	Japan Airport Terminal Co., Ltd.	15,442
500	Kamigumi Co., Ltd.	8,460

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
2,800	SATS, Ltd.	$6,233
8,491	Sydney Airport	29,700
19,947	Transurban Group	146,696

		410,037

Water Utilities (0.1%):
1,322	American Water Works Co., Inc.	158,058
1,615	Essential Utilities, Inc.	65,731
1,771	Severn Trent plc	49,938
5,043	United Utilities Group plc	56,301

		330,028

Wireless Telecommunication Services (0.7%):
13,200	KDDI Corp.	390,221
769	Millicom International Cellular SA, SDR	21,673
9,900	NTT DoCoMo, Inc.	311,252
2,731	Rogers Communications, Inc., Class B	114,007
12,400	Softbank Corp.	157,861
11,700	SoftBank Group Corp.	409,756
6,028	Sprint Corp.*	51,961
3,563	Tele2 AB	47,922
2,551	T-Mobile US, Inc.*	214,029
199,501	Vodafone Group plc	278,618

		1,997,300

Total Common Stocks (Cost $289,309,815)		260,597,541

Preferred Stocks (0.1%):
Automobiles (0.1%):
468	Bayerische Motoren Werke AG (BMW), 8.87%, 5/15/20	20,470
1,243	Porsche Automobil Holding SE, 5.64%, 5/20/20	53,683
1,365	Volkswagen AG, 4.50%, 5/8/20	162,586

		236,739

Household Products (0.0%†):
1,412	Henkel AG & Co. KGaA, 2.50%, 4/21/20	115,116

Total Preferred Stocks (Cost $497,148)		351,855

Short-Term Securities Held as Collateral for Securities on Loan (0.8%):
$2,153,105	BlackRock Liquidity FedFund, Institutional Class , 1.81%(a)(b)	2,153,105

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $2,153,105)		2,153,105

Total Investment Securities (Cost $291,960,068) - 96.0%		263,102,501
Net other assets (liabilities) - 4.0%		10,966,342

Net Assets - 100.0%		$274,068,843

Percentages indicated are based on net assets as of March 31, 2020.

ADR	-	American Depository Receipt
REIT	-	Real Estate Investment Trust
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $2,085,079.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(b)	The rate represents the effective yield at March 31, 2020.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of March 31, 2020:

(Unaudited)

Country	Percentage
Argentina	0.1%
Australia	2.0%
Austria	0.1%
Belgium	0.3%
Bermuda	0.2%
Canada	3.2%
China	—%†
Denmark	0.7%
Finland	0.4%
France	3.3%
Germany	2.6%
Hong Kong	1.1%
Ireland	0.8%
Isle of Man	—%†
Israel	0.2%
Italy	0.7%
Japan	8.6%
Liberia	—%†
Luxembourg	—%†
Netherlands	1.4%
New Zealand	0.1%
Norway	0.2%
Panama	—%†
Portugal	0.1%
Singapore	0.4%
Spain	0.8%
Sweden	0.8%
Switzerland	3.7%
United Arab Emirates	—%†
United Kingdom	5.3%
United States	62.9%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 June Futures (Euro)	6/19/20	47	$1,423,551	$27,333
FTSE 100 Index June Futures (British Pounds)	6/19/20	15	1,049,728	25,706
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/19/20	77	9,893,345	(179,357)
SGX Nikkei 225 Index June Futures (Japanese Yen)	6/11/20	11	961,771	(9,231)

				$(135,549)

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (97.7%):
Aerospace & Defense (2.2%):
28,831	Boeing Co. (The)	$4,299,855
3,870	BWX Technologies, Inc.	188,508
858	General Dynamics Corp.	113,522
2,389	HEICO Corp.	178,243
4,181	HEICO Corp., Class A	267,166
4,282	Hexcel Corp.	159,248
1,681	Huntington Ingalls Industries, Inc.	306,295
6,016	L3harris Technologies, Inc.	1,083,602
13,496	Lockheed Martin Corp.	4,574,468
8,523	Northrop Grumman Corp.	2,578,634
9,401	Raytheon Co.	1,232,941
5,033	Spirit AeroSystems Holdings, Inc., Class A	120,440
2,279	TransDigm Group, Inc.	729,713

		15,832,635

Air Freight & Logistics (0.6%):
5,637	C.H. Robinson Worldwide, Inc.	373,169
6,595	Expeditors International of Washington, Inc.	440,018
38,029	United Parcel Service, Inc., Class B	3,552,669
2,886	XPO Logistics, Inc.*	140,693

		4,506,549

Airlines (0.1%):
2,680	Alaska Air Group, Inc.	76,300
2,565	American Airlines Group, Inc.	31,267
6,356	Delta Air Lines, Inc.	181,337
1,683	JetBlue Airways Corp.*	15,063
15,349	Southwest Airlines Co.	546,577
2,632	United Airlines Holdings, Inc.*	83,040

		933,584

Auto Components (0.0%†):
809	Aptiv plc	39,835

Automobiles (0.6%):
7,861	Tesla, Inc.*	4,119,164

Banks (0.1%):
502	CIT Group, Inc.	8,665
163	Comerica, Inc.	4,782
1,762	First Republic Bank	144,977
364	Prosperity Bancshares, Inc.	17,563
1,325	Signature Bank	106,517
249	SVB Financial Group*	37,619
730	Synovus Financial Corp.	12,819
663	Western Alliance Bancorp	20,294

		353,236

Beverages (2.2%):
2,609	Brown-Forman Corp., Class A	134,050
8,355	Brown-Forman Corp., Class B	463,786
142,450	Coca-Cola Co. (The)	6,303,413
20,873	Monster Beverage Corp.*	1,174,315
64,138	PepsiCo, Inc.	7,702,974

		15,778,538

Biotechnology (3.2%):
80,560	AbbVie, Inc.	6,137,867
480	Agios Pharmaceuticals, Inc.*	17,030
8,679	Alexion Pharmaceuticals, Inc.*	779,287
4,911	Alnylam Pharmaceuticals, Inc.*	534,562
29,570	Amgen, Inc.	5,994,727
3,245	Biogen, Inc.*	1,026,653
9,630	BioMarin Pharmaceutical, Inc.*	813,735
7,546	Exact Sciences Corp.*	437,668
6,921	Exelixis, Inc.*	119,180
9,925	Gilead Sciences, Inc.	741,993
9,771	Incyte Corp.*	715,530
6,801	Ionis Pharmaceuticals, Inc.*	321,551

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
10,916	Moderna, Inc.*^	$326,934
5,007	Neurocrine Biosciences, Inc.*	433,356
909	Regeneron Pharmaceuticals, Inc.*	443,856
2,704	Sage Therapeutics, Inc.*	77,659
3,906	Sarepta Therapeutics, Inc.*	382,085
6,337	Seattle Genetics, Inc.*	731,163
14,135	Vertex Pharmaceuticals, Inc.*	3,363,423

		23,398,259

Building Products (0.3%):
1,285	A.O. Smith Corp.	48,586
3,769	Allegion plc	346,823
2,583	Armstrong World Industries, Inc.	205,142
2,600	Fortune Brands Home & Security, Inc.	112,450
1,750	Lennox International, Inc.	318,133
12,826	Trane Technologies plc	1,059,299

		2,090,433

Capital Markets (1.6%):
917	Ameriprise Financial, Inc.	93,974
1,546	Cboe Global Markets, Inc.	137,981
37,228	Charles Schwab Corp. (The)	1,251,605
2,310	E*TRADE Financial Corp.	79,279
702	Evercore, Inc., Class A	32,334
2,025	FactSet Research Systems, Inc.	527,877
1,273	Interactive Brokers Group, Inc., Class A	54,955
11,827	Intercontinental Exchange, Inc.	955,030
2,117	Lazard, Ltd., Class A	49,877
4,201	LPL Financial Holdings, Inc.	228,660
1,989	MarketAxess Holdings, Inc.	661,482
8,884	Moody’s Corp.	1,878,967
1,043	Morningstar, Inc.	121,249
4,443	MSCI, Inc., Class A	1,283,849
1,697	Raymond James Financial, Inc.	107,250
13,417	S&P Global, Inc.	3,287,837
3,268	SEI Investments Co.	151,439
3,494	T. Rowe Price Group, Inc.	341,189
12,500	TD Ameritrade Holding Corp.	433,250
1,309	Virtu Financial, Inc., Class A	27,253

		11,705,337

Chemicals (0.8%):
1,729	Air Products & Chemicals, Inc.	345,126
3,509	Axalta Coating Systems, Ltd.*	60,600
1,392	CF Industries Holdings, Inc.	37,862
13,725	Ecolab, Inc.	2,138,766
5,597	Element Solutions, Inc.*	46,791
341	NewMarket Corp.	130,559
4,086	PPG Industries, Inc.	341,590
1,296	RPM International, Inc.	77,112
2,172	Scotts Miracle-Gro Co. (The)	222,413
4,511	Sherwin Williams Co.	2,072,895
3,228	W.R. Grace & Co.	114,917

		5,588,631

Commercial Services & Supplies (0.5%):
4,631	Cintas Corp.	802,182
10,866	Copart, Inc.*	744,538
6,794	IAA, Inc.*	203,548
6,707	KAR Auction Services, Inc.	80,484
612	Republic Services, Inc., Class A	45,937
7,860	Rollins, Inc.	284,060
18,194	Waste Management, Inc.	1,684,037

		3,844,786

Communications Equipment (1.7%):
3,198	Arista Networks, Inc.*	647,755
233,334	Cisco Systems, Inc.	9,172,359

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
3,055	F5 Networks, Inc.*	$325,755
6,917	Motorola Solutions, Inc.	919,408
5,120	Palo Alto Networks, Inc.*	839,475
521	Ubiquiti, Inc.	73,763

		11,978,515

Construction & Engineering (0.0%†):
1,403	Quanta Services, Inc.	44,517

Construction Materials (0.1%):
1,824	Eagle Materials, Inc., Class A	106,558
996	Martin Marietta Materials, Inc.	188,473
6,510	Vulcan Materials Co.	703,536

		998,567

Consumer Finance (0.3%):
20,243	American Express Co.	1,733,003
497	Credit Acceptance Corp.*	127,078
5,843	Discover Financial Services	208,420
9,743	Synchrony Financial	156,765

		2,225,266

Containers & Packaging (0.3%):
1,455	AptarGroup, Inc.	144,831
4,194	Avery Dennison Corp.	427,243
17,444	Ball Corp.	1,127,929
2,893	Berry Global Group, Inc.*	97,523
4,183	Crown Holdings, Inc.*	242,781
734	Sealed Air Corp.	18,137

		2,058,444

Distributors (0.1%):
2,783	LKQ Corp.*	57,079
2,056	Pool Corp.	404,559

		461,638

Diversified Consumer Services (0.1%):
3,060	Bright Horizons Family Solutions, Inc.*	312,120
285	Grand Canyon Education, Inc.*	21,741
1,799	H&R Block, Inc.	25,330
3,530	Service Corp. International	138,058
1,393	ServiceMaster Global Holdings, Inc.*	37,611

		534,860

Diversified Financial Services (0.0%†):
672	Voya Financial, Inc.	27,250

Electrical Equipment (0.3%):
665	Acuity Brands, Inc.	56,964
9,767	AMETEK, Inc.	703,419
2,634	Emerson Electric Co.	125,510
1,614	Hubbell, Inc.	185,190
6,216	Rockwell Automation, Inc.	938,057
3,800	Sensata Technologies Holding plc*	109,934

		2,119,074

Electronic Equipment, Instruments & Components (0.6%):
15,711	Amphenol Corp., Class A	1,145,018
7,705	CDW Corp.	718,645
8,813	Cognex Corp.	372,085
13,206	Corning, Inc.	271,251
532	Dolby Laboratories, Inc., Class A	28,840
652	FLIR Systems, Inc.	20,792
163	IPG Photonics Corp.*	17,976
2,038	Jabil, Inc.	50,094
10,119	Keysight Technologies, Inc.*	846,758
463	National Instruments Corp.	15,316
2,103	Trimble, Inc.*	66,938
2,885	Zebra Technologies Corp., Class A*	529,686

		4,083,399

Shares		Fair Value
Common Stocks, continued
Entertainment (1.6%):
2,345	Activision Blizzard, Inc.	$139,481
14,028	Electronic Arts, Inc.*	1,405,184
6,778	Live Nation Entertainment, Inc.*	308,128
109	Madison Square Garden Co. (The), Class A*	23,044
22,945	Netflix, Inc.*	8,615,847
7,074	Spotify Technology SA*	859,067
2,813	Take-Two Interactive Software, Inc.*	333,650
2,489	World Wrestling Entertainment, Inc., Class A^	84,452
11,768	Zynga, Inc.*	80,611

		11,849,464

Equity Real Estate Investment Trusts (2.4%):
6,321	American Homes 4 Rent, Class A	146,647
23,936	American Tower Corp.	5,212,063
10,420	Americold Realty Trust	354,697
3,579	Brookfield Property REIT, Inc., Class A^	30,386
246	Colony Capital, Inc.	431
1,628	Coresite Realty Corp.	188,685
22,586	Crown Castle International Corp.	3,261,417
4,630	Equinix, Inc.	2,891,759
9,417	Equity Lifestyle Properties, Inc.	541,289
5,502	Extra Space Storage, Inc.	526,872
2,032	Iron Mountain, Inc.	48,362
4,692	Lamar Advertising Co., Class A	240,606
1,392	Outfront Media, Inc.	18,764
6,063	Public Storage, Inc.	1,204,172
6,112	SBA Communications Corp.	1,650,057
14,716	Simon Property Group, Inc.	807,320
1,143	Sun Communities, Inc.	142,704
942	UDR, Inc.	34,421

		17,300,652

Food & Staples Retailing (1.1%):
451	Casey’s General Stores, Inc.	59,753
23,956	Costco Wholesale Corp.	6,830,574
431	Grocery Outlet Holding Corp.*	14,801
2,870	Sprouts Farmers Market, Inc.*	53,353
25,784	Sysco Corp.	1,176,524

		8,135,005

Food Products (0.3%):
5,199	Campbell Soup Co.	239,986
6,893	Hershey Co. (The)	913,323
5,060	Kellogg Co.	303,549
2,200	Lamb Weston Holdings, Inc.	125,620
4,277	McCormick & Co.	603,955
1,200	Pilgrim’s Pride Corp.*	21,744
1,555	Post Holdings, Inc.*	129,018
597	TreeHouse Foods, Inc.*	26,358

		2,363,553

Health Care Equipment & Supplies (3.3%):
40,705	Abbott Laboratories	3,212,033
2,440	ABIOMED, Inc.*	354,190
4,213	Align Technology, Inc.*	732,851
12,275	Baxter International, Inc.	996,607
1,231	Becton Dickinson & Co.	282,847
75,715	Boston Scientific Corp.*	2,470,580
1,359	Cantel Medical Corp.	48,788
371	Cooper Cos., Inc. (The)	102,274
1,751	Danaher Corp.	242,356
4,893	DexCom, Inc.*	1,317,538
11,319	Edwards Lifesciences Corp.*	2,134,990
4,487	Envista Holdings Corp.*	67,036
1,816	Hill-Rom Holdings, Inc.	182,690
11,579	Hologic, Inc.*	406,423

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
334	ICU Medical, Inc.*	$67,391
4,593	IDEXX Laboratories, Inc.*	1,112,608
3,206	Insulet Corp.*	531,170
6,249	Intuitive Surgical, Inc.*	3,094,567
2,595	Masimo Corp.*	459,626
1,698	Penumbra, Inc.*	273,938
7,760	ResMed, Inc.	1,142,970
310	Steris plc	43,391
18,710	Stryker Corp.	3,115,028
2,497	Teleflex, Inc.	731,271
4,915	Varian Medical Systems, Inc.*	504,574
3,034	West Pharmaceutical Services, Inc.	461,927

		24,089,664

Health Care Providers & Services (2.8%):
8,203	AmerisourceBergen Corp.	725,966
4,000	Anthem, Inc.	908,160
26,966	Centene Corp.*	1,602,050
865	Chemed Corp.	374,718
6,052	Cigna Corp.	1,072,293
2,822	Encompass Health Corp.	180,693
2,086	Guardant Health, Inc.*	145,186
8,684	HCA Healthcare, Inc.	780,257
834	Henry Schein, Inc.*	42,134
3,063	Humana, Inc.	961,843
345	Laboratory Corp. of America Holdings*	43,605
1,041	McKesson Corp.	140,806
2,570	Molina Healthcare, Inc.*	359,055
51,595	UnitedHealth Group, Inc.	12,866,760

		20,203,526

Health Care Technology (0.3%):
16,899	Cerner Corp.	1,064,468
5,066	Change Healthcare, Inc.*	50,609
7,080	Veeva Systems, Inc., Class A*	1,107,100

		2,222,177

Hotels, Restaurants & Leisure (1.8%):
1,383	Chipotle Mexican Grill, Inc.*	905,035
642	Choice Hotels International, Inc.	39,323
6,561	Darden Restaurants, Inc.	357,312
2,214	Domino’s Pizza, Inc.	717,491
4,157	Dunkin’ Brands Group, Inc.	220,737
809	Hilton Grand Vacations, Inc.*	12,758
15,086	Hilton Worldwide Holdings, Inc.	1,029,469
8,702	Las Vegas Sands Corp.	369,574
14,861	Marriott International, Inc., Class A	1,111,751
6,588	McDonald’s Corp.	1,089,326
2,391	MGM Resorts International	28,214
2,460	Norwegian Cruise Line Holdings, Ltd.*	26,962
4,552	Planet Fitness, Inc.*	221,682
478	Six Flags Entertainment Corp.	5,994
64,538	Starbucks Corp.	4,242,728
1,891	Vail Resorts, Inc.	279,320
9,552	Wendy’s Co. (The)	142,134
1,546	Wyndham Hotels & Resorts, Inc.	48,714
4,318	Wynn Resorts, Ltd.	259,900
15,798	Yum China Holdings, Inc.	673,469
14,580	Yum! Brands, Inc.	999,167

		12,781,060

Household Durables (0.2%):
6,226	Lennar Corp., Class A	237,833
551	Lennar Corp., Class B	15,935
175	NVR, Inc.*	449,594
4,583	Roku, Inc.*	400,921

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
2,443	Tempur Sealy International, Inc.*	$106,784

		1,211,067

Household Products (0.4%):
13,470	Church & Dwight Co., Inc.	864,505
5,603	Clorox Co. (The)	970,719
7,725	Procter & Gamble Co. (The)	849,750
904	Reynolds Consumer Products, Inc.^	26,370

		2,711,344

Industrial Conglomerates (0.9%):
23,315	3M Co.	3,182,731
2,690	Carlisle Cos., Inc.	337,003
18,998	Honeywell International, Inc.	2,541,742
858	Roper Technologies, Inc.	267,533

		6,329,009

Insurance (0.9%):
79	Alleghany Corp.	43,636
12,674	AON plc	2,091,717
2,948	Arch Capital Group, Ltd.*	83,900
2,048	Arthur J. Gallagher & Co.	166,932
2,950	Athene Holding, Ltd., Class A*	73,219
385	Axis Capital Holdings, Ltd.	14,880
970	Brown & Brown, Inc.	35,133
912	Erie Indemnity Co., Class A	135,195
655	Everest Re Group, Ltd.	126,036
736	Kemper Corp.	54,736
60	Markel Corp.*	55,673
24,275	Marsh & McLennan Cos., Inc.	2,098,817
1,573	Primerica, Inc.	139,179
10,328	Progressive Corp. (The)	762,620
826	RenaissanceRe Holdings, Ltd.	123,338
2,278	Travelers Cos., Inc. (The)	226,319

		6,231,330

Interactive Media & Services (8.5%):
16,313	Alphabet, Inc., Class A*	18,954,890
16,345	Alphabet, Inc., Class C*	19,006,129
130,250	Facebook, Inc., Class A*	21,725,701
2,332	IAC/InterActiveCorp.*	417,964
3,003	Match Group, Inc.*^	198,318
5,268	TripAdvisor, Inc.	91,611
41,110	Twitter, Inc.*	1,009,662

		61,404,275

Internet & Direct Marketing Retail (6.9%):
22,787	Amazon.com, Inc.*	44,428,270
2,274	Booking Holdings, Inc.*	3,059,258
41,072	eBay, Inc.	1,234,624
6,523	Etsy, Inc.*	250,744
6,484	Expedia Group, Inc.	364,855
5,039	Grubhub, Inc.*	205,238
3,644	Wayfair, Inc., Class A*	194,735

		49,737,724

IT Services (8.7%):
34,760	Accenture plc, Class C	5,674,918
7,817	Akamai Technologies, Inc.*	715,177
308	Alliance Data Systems Corp.	10,364
23,766	Automatic Data Processing, Inc.	3,248,337
7,772	Black Knight, Inc.*	451,242
7,372	Booz Allen Hamilton Holding Corp.	506,014
6,143	Broadridge Financial Solutions, Inc.	582,541
2,172	Cognizant Technology Solutions Corp., Class A	100,933
291	CoreLogic, Inc.	8,887
2,833	Epam Systems, Inc.*	525,975
2,762	Euronet Worldwide, Inc.*	236,759

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
20,373	Fidelity National Information Services, Inc.	$2,478,172
30,779	Fiserv, Inc.*	2,923,697
4,609	FleetCor Technologies, Inc.*	859,763
4,720	Gartner, Inc.*	469,970
10,241	Genpact, Ltd.	299,037
16,265	Global Payments, Inc.	2,345,901
9,229	GoDaddy, Inc., Class A*	527,068
29,230	International Business Machines Corp.	3,242,484
3,670	Jack Henry & Associates, Inc.	569,731
48,363	MasterCard, Inc., Class A	11,682,567
2,282	MongoDB, Inc.*^	311,584
5,655	Okta, Inc.*	691,380
17,422	Paychex, Inc.	1,096,192
64,041	PayPal Holdings, Inc.*	6,131,285
3,112	Sabre Corp.	18,454
18,569	Square, Inc., Class A*	972,644
2,770	Switch, Inc., Class A	39,971
5,860	Teradata Corp.*	120,071
6,613	Twilio, Inc., Series A*	591,797
3,839	VeriSign, Inc.*	691,366
93,449	Visa, Inc., Class A	15,056,504
5,424	Western Union Co.	98,337
2,371	WEX, Inc.*	247,888

		63,527,010

Leisure Products (0.1%):
6,799	Hasbro, Inc.	486,469
13,710	Mattel, Inc.*	120,785
2,829	Polaris, Inc.	136,216

		743,470

Life Sciences Tools & Services (1.4%):
2,507	Adaptive Biotechnologies Corp.*	69,644
1,730	Agilent Technologies, Inc.	123,903
11,878	Avantor, Inc.*	148,356
2,077	Bio-Techne Corp.	393,841
5,670	Bruker Corp.	203,326
2,654	Charles River Laboratories International, Inc.*	334,961
7,992	Illumina, Inc.*	2,182,775
4,065	IQVIA Holdings, Inc.*	438,451
1,294	Mettler-Toledo International, Inc.*	893,520
1,357	PerkinElmer, Inc.	102,155
2,105	PPD, Inc.*	37,490
3,430	PRA Health Sciences, Inc.*	284,827
14,811	Thermo Fisher Scientific, Inc.	4,200,401
3,428	Waters Corp.*	624,067

		10,037,717

Machinery (1.0%):
5,679	Allison Transmission Holdings, Inc.	185,192
2,303	Caterpillar, Inc.	267,240
1,717	Deere & Co.	237,221
6,576	Donaldson Co., Inc.	254,031
3,288	Dover Corp.	275,995
1,803	Flowserve Corp.	43,074
3,684	Fortive Corp.	203,320
8,828	Graco, Inc.	430,188
2,074	IDEX Corp.	286,440
17,486	Illinois Tool Works, Inc.	2,485,109
10,990	Ingersoll-Rand, Inc.*	272,552
2,979	Lincoln Electric Holdings, Inc.	205,551
2,916	Middleby Corp. (The)*	165,862
2,738	Nordson Corp.	369,822
5,929	Toro Co.	385,919
2,308	WABCO Holdings, Inc.*	311,695

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,867	Wabtec Corp.	$137,989
2,343	Woodward, Inc.	139,268
9,666	Xylem, Inc.	629,547

		7,286,015

Media (1.1%):
16,652	Altice USA, Inc., Class A*	371,173
2,511	AMC Networks, Inc., Class A*	61,042
240	Cable One, Inc.	394,562
4,799	Charter Communications, Inc., Class A*	2,093,852
115,110	Comcast Corp., Class A	3,957,483
1,432	Fox Corp., Class A	33,838
1,007	Fox Corp., Class B	23,040
2,400	Interpublic Group of Cos., Inc. (The)	38,856
1,938	New York Times Co. (The), Class A	59,516
1,900	Nexstar Media Group, Inc., Class A	109,687
6,078	Omnicom Group, Inc.	333,682
3,594	Sinclair Broadcast Group, Inc., Class A^	57,792
73,576	Sirius XM Holdings, Inc.	363,465
16,611	ViacomCBS, Inc., Class B	232,720

		8,130,708

Metals & Mining (0.0%†):
1,181	Royal Gold, Inc.	103,586
3,428	Southern Copper Corp.	96,532

		200,118

Multiline Retail (0.4%):
13,091	Dollar General Corp.	1,976,872
6,901	Dollar Tree, Inc.*	507,016
6,296	Nordstrom, Inc.	96,581
2,921	Ollie’s Bargain Outlet Holdings, Inc.*	135,359
1,457	Target Corp.	135,457

		2,851,285

Oil, Gas & Consumable Fuels (0.1%):
13,541	Cabot Oil & Gas Corp.	232,769
6,927	Cheniere Energy, Inc.*	232,055
1,968	Diamondback Energy, Inc.	51,562
1,324	Equitrans Midstream Corp.^	6,660
6,771	ONEOK, Inc.	147,676
9,474	Parsley Energy, Inc., Class A	54,286
3,881	Pioneer Natural Resources Co.	272,251

		997,259

Personal Products (0.3%):
11,872	Estee Lauder Co., Inc. (The), Class A	1,891,684
888	Herbalife Nutrition, Ltd.*	25,894

		1,917,578

Pharmaceuticals (3.7%):
74,777	Bristol-Myers Squibb Co.	4,168,070
46,358	Eli Lilly & Co.	6,430,782
1,344	Horizon Therapeutics plc*	39,809
2,723	Jazz Pharmaceuticals plc*	271,592
21,861	Johnson & Johnson Co.	2,866,633
131,590	Merck & Co., Inc.	10,124,534
1,661	Nektar Therapeutics*	29,649
26,113	Zoetis, Inc.	3,073,239

		27,004,308

Professional Services (0.7%):
1,968	CoStar Group, Inc.*	1,155,629
5,502	Equifax, Inc.	657,214
13,458	IHS Markit, Ltd.	807,479
2,830	Nielsen Holdings plc	35,488
5,913	Robert Half International, Inc.	223,216
10,092	TransUnion	667,889

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
8,629	Verisk Analytics, Inc.	$1,202,710

		4,749,625

Real Estate Management & Development (0.0%†):
6,413	CBRE Group, Inc., Class A*	241,835
770	Howard Hughes Corp. (The)*	38,900
356	Jones Lang LaSalle, Inc.	35,949

		316,684

Road & Rail (1.0%):
14,525	CSX Corp.	832,283
1,313	J.B. Hunt Transport Services, Inc.	121,098
2,040	Landstar System, Inc.	195,554
1,208	Lyft, Inc., Class A*	32,435
1,943	Norfolk Southern Corp.	283,678
2,202	Old Dominion Freight Line, Inc.	289,035
5,489	Uber Technologies, Inc.*	153,253
37,838	Union Pacific Corp.	5,336,671

		7,244,007

Semiconductors & Semiconductor Equipment (4.5%):
56,161	Advanced Micro Devices, Inc.*	2,554,202
2,645	Analog Devices, Inc.	237,124
26,645	Applied Materials, Inc.	1,220,874
21,045	Broadcom, Inc.	4,989,770
509	Cree, Inc.*	18,049
7,224	Entegris, Inc.	323,418
8,597	KLA Corp.	1,235,733
6,903	Lam Research Corp.	1,656,720
5,579	Maxim Integrated Products, Inc.	271,195
3,599	Microchip Technology, Inc.	244,012
2,297	Monolithic Power Systems, Inc.	384,656
31,794	NVIDIA Corp.	8,380,899
62,233	Qualcomm, Inc.	4,210,062
558	Skyworks Solutions, Inc.	49,874
8,988	Teradyne, Inc.	486,880
51,109	Texas Instruments, Inc.	5,107,323
2,367	Universal Display Corp.	311,923
13,532	Xilinx, Inc.	1,054,684

		32,737,398

Software (15.2%):
1,331	2u, Inc.*	28,244
26,248	Adobe, Inc.*	8,353,163
2,545	Alteryx, Inc., Class A*	242,208
4,740	Anaplan, Inc.*	143,432
4,519	ANSYS, Inc.*	1,050,532
3,682	Aspen Technology, Inc.*	350,048
6,518	Atlassian Corp. plc, Class A*	894,661
9,284	Autodesk, Inc.*	1,449,232
2,602	Avalara, Inc.*	194,109
415	Bill.com Holdings, Inc.*^	14,193
15,044	Cadence Design Systems, Inc.*	993,506
6,695	CDK Global, Inc.	219,931
4,197	Ceridian HCM Holding, Inc.*	210,144
5,659	Citrix Systems, Inc.	801,031
3,459	Coupa Software, Inc.*	483,326
8,592	DocuSign, Inc.*	793,901
11,014	Dropbox, Inc., Class A*	199,353
5,718	Dynatrace, Inc.*	136,317
2,909	Elastic NV*	162,351
1,533	Fair Isaac Corp.*	471,689
11,583	FireEye, Inc.*	122,548
7,735	Fortinet, Inc.*	782,550
4,457	Guidewire Software, Inc.*	353,485
2,234	HubSpot, Inc.*	297,546
13,583	Intuit, Inc.	3,124,090
3,348	Manhattan Associates, Inc.*	166,797

Shares		Fair Value
Common Stocks, continued
Software, continued
2,907	Medallia, Inc.*	$58,256
412,222	Microsoft Corp.	65,011,531
2,858	New Relic, Inc.*	132,154
9,437	Nutanix, Inc., Class A*	149,105
109,436	Oracle Corp.	5,289,042
2,457	Pagerduty, Inc.*	42,457
2,659	Paycom Software, Inc.*	537,145
1,868	Paylocity Holding Corp.*	164,982
1,968	Pegasystems, Inc.	140,181
3,963	Pluralsight, Inc., Class A*^	43,514
3,028	Proofpoint, Inc.*	310,643
5,710	PTC, Inc.*	349,509
4,322	RealPage, Inc.*	228,763
4,020	RingCentral, Inc., Class A*	851,878
45,759	Salesforce.com, Inc.*	6,588,381
10,151	ServiceNow, Inc.*	2,909,074
5,011	Smartsheet, Inc.*	208,007
728	SolarWinds Corp.*	11,408
8,467	Splunk, Inc.*	1,068,789
10,806	SS&C Technologies Holdings, Inc.	473,519
8,059	Synopsys, Inc.*	1,037,919
2,117	The Trade Desk, Inc.*	408,581
2,072	Tyler Technologies, Inc.*	614,472
4,130	VMware, Inc., Class A*^	500,143
8,991	Workday, Inc., Class A*	1,170,808
6,065	Zendesk, Inc.*	388,221
3,743	Zscaler, Inc.*	227,799

		110,954,668

Specialty Retail (2.7%):
926	Advance Auto Parts, Inc.	86,414
1,283	AutoZone, Inc.*	1,085,418
2,320	Best Buy Co, Inc.	132,240
3,528	Burlington Stores, Inc.*	559,047
4,318	CarMax, Inc.*	232,438
2,440	Carvana Co.*^	134,420
2,907	Five Below, Inc.*	204,595
3,487	Floor & Decor Holdings, Inc., Class A*	111,898
33,917	Home Depot, Inc. (The)	6,332,644
2,133	L Brands, Inc.	24,657
42,114	Lowe’s Cos., Inc.	3,623,910
4,029	O’Reilly Automotive, Inc.*	1,212,930
19,157	Ross Stores, Inc.	1,666,084
66,324	TJX Cos., Inc. (The)	3,170,950
6,400	Tractor Supply Co.	541,120
2,959	Ulta Beauty, Inc.*	519,896
930	Williams-Sonoma, Inc.	39,544

		19,678,205

Technology Hardware, Storage & Peripherals (8.0%):
224,704	Apple, Inc.	57,139,981
6,116	Dell Technologies, Inc., Class C*	241,888
4,126	HP, Inc.	71,627
6,810	NCR Corp.*	120,537
12,389	NetApp, Inc.	516,498
12,764	Pure Storage, Inc., Class A*	156,997

		58,247,528

Textiles, Apparel & Luxury Goods (1.1%):
3,346	Capri Holdings, Ltd.*	36,103
1,123	Carter’s, Inc.	73,815
1,064	Columbia Sportswear Co.	74,235
14,798	Hanesbrands, Inc.	116,460
6,379	Lululemon Athletica, Inc.*	1,209,139
63,882	Nike, Inc., Class B	5,285,597
2,668	Skechers U.S.A., Inc., Class A*	63,338

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
5,595	Under Armour, Inc., Class A*	$51,530
7,307	Under Armour, Inc., Class C*	58,894
16,632	VF Corp.	899,459

		7,868,570

Thrifts & Mortgage Finance (0.0%†):
429	LendingTree, Inc.*	78,674

Tobacco (0.3%):
49,730	Altria Group, Inc.	1,923,059

Trading Companies & Distributors (0.2%):
280	Air Lease Corp.	6,199
27,972	Fastenal Co.	874,126
2,787	United Rentals, Inc.*	286,782
2,332	W.W. Grainger, Inc.	579,502

		1,746,609

Wireless Telecommunication Services (0.1%):
8,788	T-Mobile US, Inc.*	737,313

Total Common Stocks (Cost $459,644,708)		708,270,175

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (0.6%):
Software (0.6%):
841,419	Palantir Technologies, Inc., Series I, 0.00%*(a)(b)	4,644,633

Total Private Placements (Cost $5,157,898)		4,644,633

Short-Term Securities Held as Collateral for Securities on Loan (0.2%):
$1,426,239	BlackRock Liquidity FedFund, Institutional Class , 1.81%(c)(d)	1,426,239

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $1,426,239)		1,426,239

Unaffiliated Investment Companies (1.8%):

Money Markets (1.8%):
12,944,543	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.51%(d)	12,944,543

Total Unaffiliated Investment Companies (Cost $12,944,543)		12,944,543

Total Investment Securities (Cost $479,173,388) - 100.3%		727,285,590
Net other assets (liabilities) - (0.3)%		(2,522,313)

Net Assets - 100.0%		$724,763,277

Percentages indicated are based on net assets as of March 31, 2020.

REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $1,400,392.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of March 31, 2020, these securities represent 0.64% of the net assets of the fund.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2020. The total of all such securities represent 0.64% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(d)	The rate represents the effective yield at March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq 100 E-Mini June Futures (U.S. Dollar)	6/19/20	51	$7,941,975	$866,895
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/19/20	49	6,295,765	440,631

				$1,307,526

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (96.9%):
Aerospace & Defense (1.6%):
24,033	Arconic, Inc.	$385,970
1,691	BWX Technologies, Inc.	82,369
2,642	Curtiss-Wright Corp.	244,147
14,918	General Dynamics Corp.	1,973,801
395	Hexcel Corp.	14,690
539	Huntington Ingalls Industries, Inc.	98,211
6,877	L3harris Technologies, Inc.	1,238,685
6,651	Raytheon Co.	872,279
715	Spirit AeroSystems Holdings, Inc., Class A	17,110
2,232	Teledyne Technologies, Inc.*	663,507
14,376	Textron, Inc.	383,408
600	TransDigm Group, Inc.	192,114
51,092	United Technologies Corp.	4,819,507

		10,985,798

Air Freight & Logistics (0.3%):
1,884	C.H. Robinson Worldwide, Inc.	124,721
3,123	Expeditors International of Washington, Inc.	208,367
15,104	FedEx Corp.	1,831,510
2,286	XPO Logistics, Inc.*	111,443

		2,276,041

Airlines (0.3%):
4,142	Alaska Air Group, Inc.	117,923
22,417	American Airlines Group, Inc.	273,263
2,077	Copa Holdings SA, Class A	94,067
28,856	Delta Air Lines, Inc.	823,262
17,166	JetBlue Airways Corp.*	153,636
12,015	Southwest Airlines Co.	427,854
11,264	United Airlines Holdings, Inc.*	355,379

		2,245,384

Auto Components (0.3%):
15,034	Aptiv plc	740,274
13,164	BorgWarner, Inc.	320,807
15,935	Gentex Corp.	353,119
14,914	Goodyear Tire & Rubber Co.	86,799
3,918	Lear Corp.	318,338

		1,819,337

Automobiles (0.5%):
245,220	Ford Motor Co.	1,184,413
77,869	General Motors Co.	1,618,118
9,393	Harley-Davidson, Inc.	177,809
3,098	Thor Industries, Inc.^	130,674

		3,111,014

Banks (8.6%):
9,198	Associated Banc-Corp.	117,642
503,344	Bank of America Corp.	10,685,994
2,396	Bank of Hawaii Corp.	132,355
7,745	Bank OZK	129,342
5,921	BankUnited, Inc.	110,723
1,883	BOK Financial Corp.	80,140
5,498	CIT Group, Inc.	94,895
132,968	Citigroup, Inc.	5,600,612
27,070	Citizens Financial Group, Inc.	509,187
8,362	Comerica, Inc.	245,341
6,299	Commerce Bancshares, Inc.	317,155
3,485	Cullen/Frost Bankers, Inc.	194,428
8,814	East West Bancorp, Inc.	226,872
21,392	F.N.B. Corp.	157,659
44,406	Fifth Third Bancorp	659,429
458	First Citizens BancShares, Inc., Class A	152,454
8,156	First Hawaiian, Inc.	134,819
20,065	First Horizon National Corp.	161,724

Shares		Fair Value
Common Stocks, continued
Banks, continued
8,730	First Republic Bank	$718,304
64,595	Huntington Bancshares, Inc.	530,325
196,324	JPMorgan Chase & Co.	17,675,051
61,372	KeyCorp	636,428
8,242	M&T Bank Corp.	852,470
7,227	PacWest Bancorp	129,508
27,256	People’s United Financial, Inc.	301,179
4,833	Pinnacle Financial Partners, Inc.	181,431
27,172	PNC Financial Services Group, Inc.	2,600,904
5,965	Popular, Inc.	208,775
5,099	Prosperity Bancshares, Inc.	246,027
60,592	Regions Financial Corp.	543,510
1,753	Signature Bank	140,924
12,876	Sterling Bancorp	134,554
3,001	SVB Financial Group*	453,391
8,447	Synovus Financial Corp.	148,329
9,741	TCF Financial Corp.	220,731
3,179	Texas Capital Bancshares, Inc.*	70,478
83,937	Truist Financial Corp.	2,588,617
87,625	U.S. Bancorp	3,018,681
14,148	Umpqua Holdings Corp.	154,213
5,984	Webster Financial Corp.	137,034
234,474	Wells Fargo & Co.	6,729,404
5,485	Western Alliance Bancorp	167,896
3,572	Wintrust Financial Corp.	117,376
10,173	Zions Bancorp	272,229

		58,688,540

Beverages (1.1%):
312	Brown-Forman Corp., Class A	16,031
604	Brown-Forman Corp., Class B	33,528
76,855	Coca-Cola Co. (The)	3,400,834
9,934	Constellation Brands, Inc., Class C	1,424,138
14,705	Keurig Dr Pepper, Inc.	356,890
10,854	Molson Coors Brewing Co., Class B	423,415
14,102	PepsiCo, Inc.	1,693,650

		7,348,486

Biotechnology (1.7%):
3,210	Agios Pharmaceuticals, Inc.*	113,891
3,183	Alexion Pharmaceuticals, Inc.*	285,802
9,541	Alkermes plc*	137,581
1,107	Alnylam Pharmaceuticals, Inc.*	120,497
3,016	Amgen, Inc.	611,434
7,183	Biogen, Inc.*	2,272,558
3,577	Bluebird Bio, Inc.*	164,399
11,222	Exelixis, Inc.*	193,243
68,770	Gilead Sciences, Inc.	5,141,244
1,256	Moderna, Inc.*	37,617
4,096	Regeneron Pharmaceuticals, Inc.*	2,000,036
2,765	United Therapeutics Corp.*	262,191

		11,340,493

Building Products (0.4%):
6,996	A.O. Smith Corp.	264,519
1,462	Allegion plc	134,533
5,999	Fortune Brands Home & Security, Inc.	259,457
48,108	Johnson Controls International plc	1,296,992
167	Lennox International, Inc.	30,359
17,469	Masco Corp.	603,903
6,884	Owens Corning	267,168
8,547	Resideo Technologies, Inc.*	41,367
988	Trane Technologies plc	81,599

		2,979,897

Capital Markets (3.7%):
3,126	Affiliated Managers Group, Inc.	184,872
6,842	Ameriprise Financial, Inc.	701,168

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
50,365	Bank of New York Mellon Corp. (The)	$1,696,293
19,529	BGC Partners, Inc., Class A	49,213
7,436	BlackRock, Inc., Class A+	3,271,617
5,232	Cboe Global Markets, Inc.	466,956
28,899	Charles Schwab Corp. (The)	971,584
22,307	CME Group, Inc.	3,857,104
11,567	E*TRADE Financial Corp.	396,979
6,598	Eaton Vance Corp.	212,786
1,572	Evercore, Inc., Class A	72,406
17,027	Franklin Resources, Inc.	284,181
19,995	Goldman Sachs Group, Inc.	3,091,027
3,541	Interactive Brokers Group, Inc., Class A	152,865
20,768	Intercontinental Exchange, Inc.	1,677,016
23,605	Invesco, Ltd.	214,333
10,211	Janus Henderson Group plc	156,433
4,022	Lazard, Ltd., Class A	94,758
5,485	Legg Mason, Inc.	267,942
73,415	Morgan Stanley	2,496,110
7,170	Nasdaq, Inc.	680,792
12,214	Northern Trust Corp.	921,668
5,986	Raymond James Financial, Inc.	378,315
4,307	SEI Investments Co.	199,586
22,421	State Street Corp.	1,194,367
10,321	T. Rowe Price Group, Inc.	1,007,846
2,086	TD Ameritrade Holding Corp.	72,301
1,848	Virtu Financial, Inc., Class A	38,475

		24,808,993

Chemicals (2.8%):
11,860	Air Products & Chemicals, Inc.	2,367,374
6,590	Albemarle Corp.	371,478
3,462	Ashland Global Holdings, Inc.	173,342
8,761	Axalta Coating Systems, Ltd.*	151,302
3,143	Cabot Corp.	82,095
7,578	Celanese Corp., Series A	556,149
12,294	CF Industries Holdings, Inc.	334,397
10,297	Chemours Co. (The)	91,334
47,017	Corteva, Inc.	1,104,900
46,974	Dow, Inc.	1,373,520
46,485	DuPont de Nemours, Inc.	1,585,139
8,783	Eastman Chemical Co.	409,112
8,646	Element Solutions, Inc.*	72,281
8,113	FMC Corp.	662,751
13,125	Huntsman Corp.	189,394
6,691	International Flavors & Fragrances, Inc.^	683,017
33,861	Linde plc	5,857,952
16,677	Lyondellbasell Industries NV	827,680
22,451	Mosaic Co. (The)	242,920
29	NewMarket Corp.	11,103
10,176	Olin Corp.	118,754
10,015	PPG Industries, Inc.	837,254
6,637	RPM International, Inc.	394,902
11,254	Valvoline, Inc.	147,315
2,336	Westlake Chemical Corp.	89,165

		18,734,630

Commercial Services & Supplies (0.3%):
8,460	ADT, Inc.	36,547
3,352	Clean Harbors, Inc.*	172,092
682	IAA, Inc.*	20,433
682	KAR Auction Services, Inc.	8,184
12,542	Republic Services, Inc., Class A	941,402
5,495	Stericycle, Inc.*	266,947
5,834	Waste Management, Inc.	539,995

		1,985,600

Shares		Fair Value
Common Stocks, continued
Communications Equipment (0.2%):
9,606	Ciena Corp.*	$382,415
12,724	CommScope Holding Co., Inc.*	115,916
3,220	EchoStar Corp., Class A*	102,943
253	F5 Networks, Inc.*	26,977
20,828	Juniper Networks, Inc.	398,649
2,799	Motorola Solutions, Inc.	372,043
3,607	ViaSat, Inc.*	129,563

		1,528,506

Construction & Engineering (0.2%):
9,437	AECOM*	281,694
8,737	Fluor Corp.	60,373
8,105	Jacobs Engineering Group, Inc.	642,483
6,710	Quanta Services, Inc.	212,908
1,368	Valmont Industries, Inc.	144,981

		1,342,439

Construction Materials (0.1%):
470	Eagle Materials, Inc., Class A	27,457
2,700	Martin Marietta Materials, Inc.	510,921
754	Vulcan Materials Co.	81,485

		619,863

Consumer Finance (0.7%):
23,873	Ally Financial, Inc.	344,487
18,439	American Express Co.	1,578,563
28,570	Capital One Financial Corp.	1,440,499
69	Credit Acceptance Corp.*	17,643
12,734	Discover Financial Services	454,222
12,342	Navient Corp.	93,552
3,790	Onemain Holdings, Inc.	72,465
6,487	Santander Consumer USA Holdings, Inc.	90,234
26,825	SLM Corp.	192,872
28,030	Synchrony Financial	451,003

		4,735,540

Containers & Packaging (0.5%):
2,403	AptarGroup, Inc.	239,195
1,027	Ardagh Group SA	12,180
340	Avery Dennison Corp.	34,636
4,944	Berry Global Group, Inc.*	166,662
3,468	Crown Holdings, Inc.*	201,283
18,848	Graphic Packaging Holding Co.	229,946
24,587	International Paper Co.	765,392
10,515	O-I Glass, Inc.	74,762
5,918	Packaging Corp. of America	513,860
8,634	Sealed Air Corp.	213,346
5,199	Silgan Holdings, Inc.	150,875
6,143	Sonoco Products Co.	284,728
15,869	WestRock Co.	448,458

		3,335,323

Distributors (0.1%):
8,819	Genuine Parts Co.	593,783
16,515	LKQ Corp.*	338,723

		932,506

Diversified Consumer Services (0.2%):
5,449	Frontdoor, Inc.*	189,516
268	Graham Holdings Co., Class B	91,434
2,602	Grand Canyon Education, Inc.*	198,494
10,796	H&R Block, Inc.	152,008
6,966	Service Corp. International	272,439
7,462	ServiceMaster Global Holdings, Inc.*	201,474

		1,105,365

Diversified Financial Services (3.5%):
123,215	Berkshire Hathaway, Inc., Class B*	22,527,399
25,516	Equitable Holdings, Inc.	368,706
16,198	Jefferies Financial Group, Inc.	221,427

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
7,639	Voya Financial, Inc.	$309,761

		23,427,293

Diversified Telecommunication Services (4.1%):
459,790	AT&T, Inc.	13,402,879
68,099	CenturyLink, Inc.	644,217
260,642	Verizon Communications, Inc.	14,004,294

		28,051,390

Electric Utilities (4.6%):
15,120	Alliant Energy Corp.	730,145
31,229	American Electric Power Co., Inc.	2,497,695
3,549	Avangrid, Inc.	155,375
45,889	Duke Energy Corp.	3,711,502
21,938	Edison International	1,201,983
12,544	Entergy Corp.	1,178,760
14,246	Evergy, Inc.	784,242
20,322	Eversource Energy	1,589,384
60,827	Exelon Corp.	2,239,042
33,829	FirstEnergy Corp.	1,355,528
6,824	Hawaiian Electric Industries, Inc.	293,773
3,196	IDA Corp., Inc.	280,577
30,771	NextEra Energy, Inc.	7,404,118
12,735	OGE Energy Corp.	391,347
32,835	PG&E Corp.*	295,187
7,031	Pinnacle West Capital Corp.	532,879
48,332	PPL Corp.	1,192,834
65,655	Southern Co. (The)	3,554,562
32,908	Xcel Energy, Inc.	1,984,352

		31,373,285

Electrical Equipment (0.7%):
1,813	Acuity Brands, Inc.	155,302
2,960	AMETEK, Inc.	213,179
25,877	Eaton Corp. plc	2,010,385
35,036	Emerson Electric Co.	1,669,466
3,059	GrafTech International, Ltd.^	24,839
1,492	Hubbell, Inc.	171,192
9,505	nVent Electric plc	160,350
2,492	Regal-Beloit Corp.	156,871
5,395	Sensata Technologies Holding plc*	156,077

		4,717,661

Electronic Equipment, Instruments & Components (0.5%):
4,898	Arrow Electronics, Inc.*	254,059
6,379	Avnet, Inc.	160,113
1,545	Coherent, Inc.*	164,403
32,432	Corning, Inc.	666,154
3,274	Dolby Laboratories, Inc., Class A	177,484
7,719	FLIR Systems, Inc.	246,159
2,122	IPG Photonics Corp.*	234,014
7,659	Jabil, Inc.	188,258
1,539	Littlelfuse, Inc.	205,333
7,947	National Instruments Corp.	262,887
2,670	SYNNEX Corp.	195,177
13,043	Trimble, Inc.*	415,159

		3,169,200

Energy Equipment & Services (0.4%):
5,007	Apergy Corp.*	28,790
40,683	Baker Hughes Co.	427,172
54,298	Halliburton Co.	371,941
6,950	Helmerich & Payne, Inc.	108,768
24,418	National Oilwell Varco, Inc.	240,029
13,309	Patterson-UTI Energy, Inc.	31,276
86,890	Schlumberger, Ltd.	1,172,146
37,211	Transocean, Ltd.*	43,165

		2,423,287

Shares		Fair Value
Common Stocks, continued
Entertainment (2.2%):
45,177	Activision Blizzard, Inc.	$2,687,128
7,001	Cinemark Holdings, Inc.	71,340
1,808	Electronic Arts, Inc.*	181,107
1,716	Liberty Media Corp-Liberty Formula One, Class A*	44,307
12,124	Liberty Media Corp-Liberty Formula One, Class C*	330,137
3,570	Lions Gate Entertainment Corp., Class A*^	21,706
6,558	Lions Gate Entertainment Corp., Class B*	36,593
1,093	Madison Square Garden Co. (The), Class A*	231,071
3,776	Take-Two Interactive Software, Inc.*	447,871
109,915	Walt Disney Co. (The)	10,617,790
42,797	Zynga, Inc.*	293,159

		14,962,209

Equity Real Estate Investment Trusts (4.8%):
7,636	Alexandria Real Estate Equities, Inc.	1,046,590
8,719	American Campus Communities, Inc.	241,952
9,242	American Homes 4 Rent, Class A	214,414
9,550	Apartment Investment & Management Co.	335,683
12,215	Apple Hospitality REIT, Inc.	112,012
8,750	AvalonBay Communities, Inc.	1,287,738
9,699	Boston Properties, Inc.	894,539
10,946	Brandywine Realty Trust	115,152
18,906	Brixmor Property Group, Inc.	179,607
5,862	Camden Property Trust	464,505
28,433	Colony Capital, Inc.	49,758
7,316	Columbia Property Trust, Inc.	91,450
560	Coresite Realty Corp.	64,904
7,444	Corporate Office Properties Trust	164,736
8,975	Cousins Properties, Inc.	262,698
12,265	CubeSmart	328,579
6,995	Cyrusone, Inc.	431,941
16,451	Digital Realty Trust, Inc.	2,285,208
10,339	Douglas Emmett, Inc.	315,443
23,136	Duke Realty Corp.	749,144
8,135	Empire State Realty Trust, Inc., Class A	72,890
4,690	EPR Properties	113,592
7,616	Equity Commonwealth	241,503
22,987	Equity Residential	1,418,528
4,111	Essex Property Trust, Inc.	905,407
1,534	Extra Space Storage, Inc.	146,896
4,695	Federal Realty Investment Trust	350,294
12,715	Gaming and Leisure Properties, Inc.	352,333
13,562	Healthcare Trust of America, Inc., Class A	329,285
31,907	Healthpeak Properties, Inc.	760,982
6,275	Highwoods Properties, Inc.	222,261
44,694	Host Hotels & Resorts, Inc.	493,422
9,513	Hudson Pacific Properties, Inc.	241,250
33,557	Invitation Homes, Inc.	717,113
15,776	Iron Mountain, Inc.	375,469
7,633	JBG SMITH Properties	242,958
6,422	Kilroy Realty Corp.	409,081
26,217	Kimco Realty Corp.	253,518
2,863	Life Storage, Inc.	270,697
32,263	Medical Properties Trust, Inc.	557,827
7,131	Mid-America Apartment Communities, Inc.	734,707
10,646	National Retail Properties, Inc.	342,695
14,173	Omega Healthcare Investors, Inc.	376,151
7,012	Outfront Media, Inc.	94,522

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
12,807	Paramount Group, Inc.	$112,702
14,028	Parks Hotels & Resorts, Inc.	110,961
46,142	ProLogis, Inc.	3,708,432
2,263	Public Storage, Inc.	449,454
8,353	Rayonier, Inc.	196,713
20,449	Realty Income Corp.	1,019,587
10,451	Regency Centers Corp.	401,632
13,478	Retail Properties of America, Inc., Class A	69,681
10,658	Service Properties Trust	57,553
2,324	Simon Property Group, Inc.	127,495
9,487	SITE Centers Corp.	49,427
4,969	SL Green Realty Corp.	214,164
6,428	Spirit Realty Capital, Inc.	168,092
13,051	STORE Capital Corp.	236,484
4,304	Sun Communities, Inc.	537,354
3,543	Taubman Centers, Inc.	148,381
8,080	The Macerich Co.^	45,490
17,324	UDR, Inc.	633,019
23,320	Ventas, Inc.	624,976
68,435	VEREIT, Inc.	334,647
29,000	VICI Properties, Inc.	482,560
10,912	Vornado Realty Trust	395,124
7,255	Weingarten Realty Investors	104,690
25,814	Welltower, Inc.	1,181,765
46,681	Weyerhaeuser Co.	791,243
10,750	WP Carey, Inc.	624,360

		32,485,420

Food & Staples Retailing (2.1%):
1,692	Casey’s General Stores, Inc.	224,173
2,673	Grocery Outlet Holding Corp.*	91,791
49,824	Kroger Co. (The)	1,500,699
3,623	Sprouts Farmers Market, Inc.*	67,352
14,159	US Foods Holding Corp.*	250,756
47,501	Walgreens Boots Alliance, Inc.	2,173,171
87,568	Walmart, Inc.	9,949,475

		14,257,417

Food Products (2.3%):
34,898	Archer-Daniels-Midland Co.	1,227,712
3,084	Beyond Meat, Inc.*^	205,394
8,528	Bunge, Ltd.	349,904
4,419	Campbell Soup Co.	203,981
30,231	Conagra Brands, Inc.	886,978
12,310	Flowers Foods, Inc.	252,601
38,075	General Mills, Inc.	2,009,217
5,407	Hain Celestial Group, Inc. (The)*	140,420
1,121	Hershey Co. (The)	148,533
17,448	Hormel Foods Corp.	813,775
4,185	Ingredion, Inc.	315,968
6,886	JM Smucker Co. (The)	764,346
9,531	Kellogg Co.	571,765
39,107	Kraft Heinz Co. (The)	967,507
6,898	Lamb Weston Holdings, Inc.	393,876
2,718	McCormick & Co.	383,809
89,508	Mondelez International, Inc., Class A	4,482,560
2,336	Pilgrim’s Pride Corp.*	42,328
2,270	Post Holdings, Inc.*	188,342
18	Seaboard Corp.	50,630
2,892	TreeHouse Foods, Inc.*	127,682
18,021	Tyson Foods, Inc., Class A	1,042,875

		15,570,203

Gas Utilities (0.2%):
7,625	Atmos Energy Corp.	756,628
5,266	National Fuel Gas Co.	196,369

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
12,980	UGI Corp.	$346,177

		1,299,174

Health Care Equipment & Supplies (3.9%):
61,512	Abbott Laboratories	4,853,912
16,049	Baxter International, Inc.	1,303,018
15,425	Becton Dickinson & Co.	3,544,202
1,111	Cantel Medical Corp.	39,885
2,640	Cooper Cos., Inc. (The)	727,769
36,784	Danaher Corp.	5,091,273
13,957	Dentsply Sirona, Inc.	541,950
3,165	Envista Holdings Corp.*	47,285
1,990	Hill-Rom Holdings, Inc.	200,194
3,125	Hologic, Inc.*	109,688
827	ICU Medical, Inc.*	166,864
4,554	Integra LifeSciences Holdings Corp.*	203,427
84,509	Medtronic plc	7,621,022
4,952	Steris plc	693,131
1,083	West Pharmaceutical Services, Inc.	164,887
12,853	Zimmer Biomet Holdings, Inc.	1,299,181

		26,607,688

Health Care Providers & Services (2.7%):
4,887	Acadia Healthcare Co., Inc.*	89,676
11,280	Anthem, Inc.	2,561,011
18,301	Cardinal Health, Inc.	877,350
5,326	Centene Corp.*	316,418
16,048	Cigna Corp.	2,843,385
6,734	Covetrus, Inc.*	54,815
81,715	CVS Health Corp.	4,848,151
5,484	DaVita, Inc.*	417,113
2,980	Encompass Health Corp.	190,809
6,806	HCA Healthcare, Inc.	611,519
7,900	Henry Schein, Inc.*	399,108
4,743	Humana, Inc.	1,489,397
5,709	Laboratory Corp. of America Holdings*	721,561
9,042	McKesson Corp.	1,223,021
5,207	MEDNAX, Inc.*	60,609
795	Molina Healthcare, Inc.*	111,069
4,026	Premier, Inc., Class A*	131,731
8,438	Quest Diagnostics, Inc.	677,571
4,920	Universal Health Services, Inc., Class B	487,474

		18,111,788

Health Care Technology (0.0%†):
6,482	Change Healthcare, Inc.*	64,755

Hotels, Restaurants & Leisure (1.5%):
15,334	Aramark	306,220
36,573	Caesars Entertainment Corp.*	247,233
24,817	Carnival Corp., Class A	326,840
1,051	Choice Hotels International, Inc.	64,374
275	Dunkin’ Brands Group, Inc.	14,603
11,676	Extended Stay America, Inc.	85,352
4,874	Hilton Grand Vacations, Inc.*	76,863
2,238	Hyatt Hotels Corp., Class A^	107,200
6,892	International Game Technology plc	41,007
11,101	Las Vegas Sands Corp.	471,459
39,825	McDonald’s Corp.	6,585,064
28,547	MGM Resorts International	336,855
10,824	Norwegian Cruise Line Holdings, Ltd.*	118,631
10,694	Royal Caribbean Cruises, Ltd.	344,026
4,783	Six Flags Entertainment Corp.	59,979
299	Vail Resorts, Inc.	44,165
5,258	Wyndham Destinations, Inc.	114,099
4,195	Wyndham Hotels & Resorts, Inc.	132,184

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
925	Wynn Resorts, Ltd.	$55,676
4,469	Yum China Holdings, Inc.	190,513
2,098	Yum! Brands, Inc.	143,776

		9,866,119

Household Durables (0.5%):
21,042	D.R. Horton, Inc.	715,428
9,095	Garmin, Ltd.	681,761
8,131	Leggett & Platt, Inc.	216,935
10,142	Lennar Corp., Class A	387,424
523	Lennar Corp., Class B	15,125
3,661	Mohawk Industries, Inc.*	279,115
24,332	Newell Brands, Inc.	323,129
15,600	PulteGroup, Inc.	348,192
8,324	Toll Brothers, Inc.	160,237
3,799	Whirlpool Corp.	325,954

		3,453,300

Household Products (3.3%):
1,494	Clorox Co. (The)	258,836
52,953	Colgate-Palmolive Co.	3,513,961
3,886	Energizer Holdings, Inc.^	117,552
21,525	Kimberly-Clark Corp.	2,752,402
144,444	Procter & Gamble Co. (The)	15,888,839
1,633	Reynolds Consumer Products, Inc.^	47,635
2,731	Spectrum Brands Holdings, Inc.	99,326

		22,678,551

Independent Power and Renewable Electricity Producers (0.2%):
41,526	AES Corp. (The)	564,754
15,743	NRG Energy, Inc.	429,154
26,524	Vistra Energy Corp.	423,323

		1,417,231

Industrial Conglomerates (1.5%):
8,245	3M Co.	1,125,525
523	Carlisle Cos., Inc.	65,521
544,760	General Electric Co.	4,325,394
23,130	Honeywell International, Inc.	3,094,563
5,427	Roper Technologies, Inc.	1,692,193

		10,303,196

Insurance (4.0%):
45,655	Aflac, Inc.	1,563,227
794	Alleghany Corp.	438,566
20,063	Allstate Corp. (The)	1,840,378
4,601	American Financial Group, Inc.	322,438
54,557	American International Group, Inc.	1,323,007
545	American National Insurance Co.	44,897
20,778	Arch Capital Group, Ltd.*	591,343
9,286	Arthur J. Gallagher & Co.	756,902
3,789	Assurant, Inc.	394,397
5,665	Assured Guaranty, Ltd.	146,100
5,330	Athene Holding, Ltd., Class A*	132,291
4,853	Axis Capital Holdings, Ltd.	187,568
6,972	Brighthouse Financial, Inc.*	168,513
13,945	Brown & Brown, Inc.	505,088
28,416	Chubb, Ltd.	3,173,783
9,565	Cincinnati Financial Corp.	721,679
2,066	CNA Financial Corp.	64,129
497	Erie Indemnity Co., Class A	73,675
1,748	Everest Re Group, Ltd.	336,350
6,859	First American Financial Corp.	290,890
16,634	FNF Group	413,854
6,678	Globe Life, Inc.	480,616
2,389	Hanover Insurance Group, Inc. (The)	216,396
22,618	Hartford Financial Services Group, Inc. (The)	797,058
3,154	Kemper Corp.	234,563

Shares		Fair Value
Common Stocks, continued
Insurance, continued
12,630	Lincoln National Corp.	$332,422
15,581	Loews Corp.	542,686
781	Markel Corp.*	724,682
3,857	Marsh & McLennan Cos., Inc.	333,476
1,765	Mercury General Corp.	71,871
48,735	MetLife, Inc.	1,489,829
17,929	Old Republic International Corp.	273,417
766	Primerica, Inc.	67,776
17,296	Principal Financial Group, Inc.	542,057
24,627	Progressive Corp. (The)	1,818,458
24,908	Prudential Financial, Inc.	1,298,703
3,897	Reinsurance Group of America, Inc.	327,894
1,724	RenaissanceRe Holdings, Ltd.	257,428
13,407	Travelers Cos., Inc. (The)	1,331,985
12,695	Unum Group	190,552
198	White Mountains Insurance Group, Ltd.	180,180
8,083	Willis Towers Watson plc	1,372,898
9,009	WR Berkley Corp.	470,000

		26,844,022

Interactive Media & Services (0.1%):
1,941	IAC/InterActiveCorp.*	347,885
638	TripAdvisor, Inc.	11,095
3,337	Zillow Group, Inc., Class A*	113,358
7,843	Zillow Group, Inc., Class C*^	282,505

		754,843

Internet & Direct Marketing Retail (0.0%†):
1,241	Expedia Group, Inc.	69,831
24,486	Qurate Retail, Inc., Class A*	149,487

		219,318

IT Services (1.3%):
861	Akamai Technologies, Inc.*	78,773
2,277	Alliance Data Systems Corp.	76,621
8,488	Amdocs, Ltd.	466,585
1,522	CACI International, Inc., Class A*	321,370
31,806	Cognizant Technology Solutions Corp., Class A	1,478,025
4,635	CoreLogic, Inc.	141,553
16,526	DXC Technology Co.	215,664
14,928	Fidelity National Information Services, Inc.	1,815,842
22,093	International Business Machines Corp.	2,450,776
548	Jack Henry & Associates, Inc.	85,072
8,353	Leidos Holdings, Inc.	765,552
14,556	Sabre Corp.	86,317
2,017	VeriSign, Inc.*	363,242
20,289	Western Union Co.	367,840

		8,713,232

Leisure Products (0.0%†):
5,241	Brunswick Corp.	185,375
7,420	Mattel, Inc.*	65,370
369	Polaris, Inc.	17,767

		268,512

Life Sciences Tools & Services (0.9%):
1,174	Adaptive Biotechnologies Corp.*	32,614
17,570	Agilent Technologies, Inc.	1,258,363
5,709	Avantor, Inc.*	71,305
1,343	Bio-Rad Laboratories, Inc., Class A*	470,802
6,336	IQVIA Holdings, Inc.*	683,401
5,381	PerkinElmer, Inc.	405,082
1,732	PPD, Inc.*	30,847
13,857	Qiagen NV*	576,451

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Life Sciences Tools & Services, continued
8,025	Thermo Fisher Scientific, Inc.	$2,275,890

		5,804,755

Machinery (2.2%):
3,965	AGCO Corp.	187,346
31,108	Caterpillar, Inc.	3,609,772
6,001	Colfax Corp.*	118,820
3,259	Crane Co.	160,278
9,236	Cummins, Inc.	1,249,816
15,867	Deere & Co.	2,192,185
5,076	Dover Corp.	426,079
6,643	Flowserve Corp.	158,701
14,311	Fortive Corp.	789,824
3,502	Gates Industrial Corp. plc*	25,845
2,326	IDEX Corp.	321,244
9,114	Ingersoll-Rand, Inc.*	226,027
5,475	ITT, Inc.	248,346
200	Lincoln Electric Holdings, Inc.	13,800
311	Nordson Corp.	42,007
4,292	Oshkosh Corp.	276,104
21,266	PACCAR, Inc.	1,299,991
8,006	Parker Hannifin Corp.	1,038,618
10,490	Pentair plc	312,182
3,407	Snap-On, Inc.	370,750
9,481	Stanley Black & Decker, Inc.	948,100
3,944	Timken Co.	127,549
6,398	Trinity Industries, Inc.	102,816
575	WABCO Holdings, Inc.*	77,654
8,065	Wabtec Corp.	388,168
692	Woodward, Inc.	41,132

		14,753,154

Marine (0.0%†):
3,908	Kirby Corp.*	169,881

Media (1.7%):
3,898	Charter Communications, Inc., Class A*	1,700,736
150,288	Comcast Corp., Class A	5,166,902
20,907	Discovery Communications, Inc., Class C*	366,709
9,957	Discovery, Inc., Class A*^	193,564
16,183	DISH Network Corp., Class A*	323,498
19,177	Fox Corp., Class A	453,153
9,255	Fox Corp., Class B	211,754
6,277	GCI Liberty, Inc., Class A*	357,601
22,543	Interpublic Group of Cos., Inc. (The)	364,971
2,776	John Wiley & Sons, Inc., Class A	104,072
1,810	Liberty Broadband Corp., Class A*	193,670
6,435	Liberty Broadband Corp., Class C*	712,483
5,448	Liberty SiriusXM Group, Class A*	172,647
9,501	Liberty SiriusXM Group, Class C*	300,422
8,226	New York Times Co. (The), Class A	252,620
24,503	News Corp., Class A	219,914
6,593	News Corp., Class B	59,271
703	Nexstar Media Group, Inc., Class A	40,584
6,313	Omnicom Group, Inc.	346,584
519	ViacomCBS, Inc., Class A^	9,254
14,689	ViacomCBS, Inc., Class B	205,793

		11,756,202

Metals & Mining (0.7%):
12,114	Alcoa Corp.*	74,622
90,332	Freeport-McMoRan, Inc.	609,741
51,526	Newmont Goldcorp Corp.	2,333,098
19,271	Nucor Corp.	694,141
4,119	Reliance Steel & Aluminum Co.	360,783
2,838	Royal Gold, Inc.	248,921
1,587	Southern Copper Corp.	44,690

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
12,686	Steel Dynamics, Inc.	$285,942
11,673	United States Steel Corp.^	73,657

		4,725,595

Mortgage Real Estate Investment Trusts (0.2%):
34,157	AGNC Investment Corp.	361,381
89,786	Annaly Capital Management, Inc.	455,215
12,060	Chimera Investment Corp.	109,746
28,148	MFA Financial, Inc.	43,629
25,361	New Residential Investment Corp.	127,059
17,060	Starwood Property Trust, Inc.	174,865
15,854	Two Harbors Investment Corp.	60,404

		1,332,299

Multiline Retail (0.5%):
990	Dollar General Corp.	149,500
6,766	Dollar Tree, Inc.*	497,098
9,671	Kohl’s Corp.	141,100
19,830	Macy’s, Inc.^	97,365
29,206	Target Corp.	2,715,282

		3,600,345

Multi-Utilities (2.2%):
15,390	Ameren Corp.	1,120,854
31,847	CenterPoint Energy, Inc.	492,036
17,752	CMS Energy Corp.	1,042,930
20,882	Consolidated Edison, Inc.	1,628,796
51,863	Dominion Energy, Inc.	3,743,990
11,605	DTE Energy Co.	1,102,127
12,182	MDU Resources Group, Inc.	261,913
23,362	NiSource, Inc.	583,349
31,654	Public Service Enterprise Group, Inc.	1,421,581
17,789	Sempra Energy	2,009,979
19,802	WEC Energy Group, Inc.	1,745,150

		15,152,705

Oil, Gas & Consumable Fuels (4.9%):
15,671	Antero Midstream Corp.^	32,909
18,347	Antero Resources Corp.*^	13,080
23,692	Apache Corp.	99,033
9,227	Cabot Oil & Gas Corp.	158,612
13,812	Centennial Resource Development, Inc., Class A*	3,633
6,340	Cheniere Energy, Inc.*	212,390
85,243	Chesapeake Energy Corp.*	14,721
120,021	Chevron Corp.	8,696,722
6,588	Cimarex Energy Co.	110,876
12,344	Concho Resources, Inc.	528,940
68,241	ConocoPhillips Co.	2,101,823
5,161	Continental Resources, Inc.	39,430
23,986	Devon Energy Corp.	165,743
8,275	Diamondback Energy, Inc.	216,805
36,547	EOG Resources, Inc.	1,312,768
15,769	EQT Corp.	111,487
12,435	Equitrans Midstream Corp.^	62,548
266,453	Exxon Mobil Corp.	10,117,219
16,795	Hess Corp.	559,274
9,625	HollyFrontier Corp.	235,909
122,383	Kinder Morgan, Inc.	1,703,571
25,143	Kosmos Energy, Ltd.	22,518
50,283	Marathon Oil Corp.	165,431
40,296	Marathon Petroleum Corp.	951,792
9,754	Murphy Oil Corp.^	59,792
30,649	Noble Energy, Inc.	185,120
56,078	Occidental Petroleum Corp.	649,383
17,531	ONEOK, Inc.	382,351
7,865	Parsley Energy, Inc., Class A	45,066
7,621	PBF Energy, Inc., Class A	53,957
27,750	Phillips 66	1,488,788

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
5,865	Pioneer Natural Resources Co.	$411,430
14,958	Range Resources Corp.^	34,104
14,403	Targa Resources Corp.	99,525
25,691	Valero Energy Corp.	1,165,344
75,946	Williams Cos., Inc.	1,074,636
26,689	WPX Energy, Inc.*	81,401

		33,368,131

Paper & Forest Products (0.0%†):
3,700	Domtar Corp.	80,068

Personal Products (0.0%†):
16,901	Coty, Inc., Class A	87,209
5,490	Herbalife Nutrition, Ltd.*	160,088
3,729	Nu Skin Enterprises, Inc., Class A	81,479

		328,776

Pharmaceuticals (5.9%):
20,645	Allergan plc	3,656,230
60,824	Bristol-Myers Squibb Co.	3,390,330
9,575	Catalent, Inc.*	497,421
24,795	Elanco Animal Health, Inc.*	555,160
10,448	Horizon Therapeutics plc*	309,470
387	Jazz Pharmaceuticals plc*	38,599
142,043	Johnson & Johnson Co.	18,626,098
8,333	Merck & Co., Inc.	641,141
32,147	Mylan NV*	479,312
9,010	Nektar Therapeutics*	160,829
7,881	Perrigo Co. plc	378,997
350,243	Pfizer, Inc.	11,431,932

		40,165,519

Professional Services (0.2%):
1,109	Equifax, Inc.	132,470
9,144	IHS Markit, Ltd.	548,640
3,749	ManpowerGroup, Inc.	198,660
19,745	Nielsen Holdings plc	247,602

		1,127,372

Real Estate Management & Development (0.1%):
13,234	CBRE Group, Inc., Class A*	499,054
1,650	Howard Hughes Corp. (The)*	83,358
2,908	Jones Lang LaSalle, Inc.	293,650

		876,062

Road & Rail (1.1%):
538	AMERCO, Inc.	156,316
29,707	CSX Corp.	1,702,211
3,698	J.B. Hunt Transport Services, Inc.	341,067
6,051	Kansas City Southern	769,566
7,918	Knight-Swift Transportation Holdings, Inc.	259,710
211	Landstar System, Inc.	20,226
11,003	Lyft, Inc., Class A*	295,431
14,067	Norfolk Southern Corp.	2,053,783
3,517	Old Dominion Freight Line, Inc.	461,641
3,446	Ryder System, Inc.	91,112
3,160	Schneider National, Inc., Class B	61,114
52,959	Uber Technologies, Inc.*	1,478,615

		7,690,792

Semiconductors & Semiconductor Equipment (3.8%):
19,961	Analog Devices, Inc.	1,789,504
26,865	Applied Materials, Inc.	1,230,954
6,306	Cree, Inc.*	223,611
23,092	Cypress Semiconductor Corp.	538,505
4,933	First Solar, Inc.*	177,884
269,543	Intel Corp.	14,587,666
1,128	Lam Research Corp.	270,720
41,615	Marvell Technology Group, Ltd.	941,747

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
10,670	Maxim Integrated Products, Inc.	$518,669
10,678	Microchip Technology, Inc.	723,968
69,381	Micron Technology, Inc.*	2,918,165
3,451	MKS Instruments, Inc.	281,084
25,932	ON Semiconductor Corp.*	322,594
7,266	Qorvo, Inc.*	585,858
10,133	Skyworks Solutions, Inc.	905,688

		26,016,617

Software (0.3%):
2,445	2u, Inc.*	51,883
3,135	Autodesk, Inc.*	489,374
2,531	Cerence, Inc.*	38,977
1,076	Ceridian HCM Holding, Inc.*	53,875
775	Citrix Systems, Inc.	109,701
1,494	Dynatrace, Inc.*	35,617
3,069	LogMeIn, Inc.	255,586
746	Medallia, Inc.*	14,950
35,451	NortonLifeLock, Inc.	663,289
17,568	Nuance Communications, Inc.*	294,791
1,643	SolarWinds Corp.*	25,746
1,505	SS&C Technologies Holdings, Inc.	65,949

		2,099,738

Specialty Retail (1.3%):
3,140	Advance Auto Parts, Inc.	293,025
3,507	AutoNation, Inc.*	98,406
11,000	Best Buy Co, Inc.	627,000
5,331	CarMax, Inc.*	286,968
4,037	Dick’s Sporting Goods, Inc.	85,827
6,725	Foot Locker, Inc.	148,286
12,832	Gap, Inc. (The)^	90,337
29,538	Home Depot, Inc. (The)	5,515,041
12,149	L Brands, Inc.	140,442
2,152	Penske Automotive Group, Inc.	60,256
7,565	Tiffany & Co.	979,668
4,252	Urban Outfitters, Inc.*	60,548
3,949	Williams-Sonoma, Inc.	167,911

		8,553,715

Technology Hardware, Storage & Peripherals (0.5%):
2,746	Dell Technologies, Inc., Class C*	108,604
81,978	Hewlett Packard Enterprise Co.	796,006
86,783	HP, Inc.	1,506,553
18,619	Western Digital Corp.	774,923
11,073	Xerox Holdings Corp.	209,723

		3,395,809

Textiles, Apparel & Luxury Goods (0.2%):
4,514	Capri Holdings, Ltd.*	48,706
1,535	Carter’s, Inc.	100,896
721	Columbia Sportswear Co.	50,304
5,597	Hanesbrands, Inc.	44,048
4,701	PVH Corp.	176,946
3,045	Ralph Lauren Corp.	203,497
5,302	Skechers U.S.A., Inc., Class A*	125,869
17,248	Tapestry, Inc.	223,363
4,477	Under Armour, Inc., Class A*	41,233
4,455	Under Armour, Inc., Class C*	35,907

		1,050,769

Thrifts & Mortgage Finance (0.1%):
22,867	MGIC Investment Corp.	145,205
28,154	New York Community Bancorp, Inc.	264,366
3,447	TFS Financial Corp.	52,636

		462,207

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Common Stocks, continued
Tobacco (1.4%):
60,413	Altria Group, Inc.	$2,336,171
97,848	Philip Morris International, Inc.	7,138,990

		9,475,161

Trading Companies & Distributors (0.2%):
5,791	Air Lease Corp.	128,213
3,525	Fastenal Co.	110,156
10,148	HD Supply Holdings, Inc.*	288,508
2,710	MSC Industrial Direct Co., Inc., Class A	148,969
1,399	United Rentals, Inc.*	143,957
11,021	Univar Solutions, Inc.*	118,145
2,015	Watsco, Inc.	318,430
2,692	WESCO International, Inc.*	61,512

		1,317,890

Transportation Infrastructure (0.0%†):
4,985	Macquarie Infrastructure Corp.	125,871

Water Utilities (0.3%):
11,325	American Water Works Co., Inc.	1,354,017
13,489	Essential Utilities, Inc.	549,002

		1,903,019

Wireless Telecommunication Services (0.2%):
35,464	Sprint Corp.*	305,700
6,194	Telephone & Data Systems, Inc.	103,811
9,372	T-Mobile US, Inc.*	786,311
870	United States Cellular Corp.*	25,482

		1,221,304

Total Common Stocks (Cost $713,841,720)		657,516,605

Short-Term Securities Held as Collateral for Securities on Loan (0.3%):
$2,275,991	BlackRock Liquidity FedFund, Institutional Class , 1.81%(a)(b)	2,275,991

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $2,275,991)		2,275,991

Unaffiliated Investment Companies (3.1%):
Money Markets (3.1%):
20,973,719	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.51%(b)	20,973,719

Total Unaffiliated Investment Companies (Cost $20,973,719)		20,973,719

Total Investment Securities (Cost $737,091,430) - 100.3%		680,766,315
Net other assets (liabilities) - (0.3)%		(2,169,922)

Net Assets - 100.0%		$678,596,393

Percentages indicated are based on net assets as of March 31, 2020.

REIT       -     Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $2,158,337.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(b)	The rate represents the effective yield at March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/19/20	185	$23,769,725	$1,623,790

				$1,623,790

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (98.6%):
Aerospace & Defense (2.0%):
37,339	Arconic, Inc.	$599,664
52,627	Boeing Co. (The)	7,848,791
23,069	General Dynamics Corp.	3,052,259
4,192	Huntington Ingalls Industries, Inc.	763,824
21,811	L3harris Technologies, Inc.	3,928,597
24,465	Lockheed Martin Corp.	8,292,412
15,447	Northrop Grumman Corp.	4,673,490
27,414	Raytheon Co.	3,595,346
21,951	Textron, Inc.	585,433
4,869	TransDigm Group, Inc.	1,559,005
79,823	United Technologies Corp.	7,529,704

		42,428,525

Air Freight & Logistics (0.5%):
13,010	C.H. Robinson Worldwide, Inc.	861,262
16,669	Expeditors International of Washington, Inc.	1,112,156
23,627	FedEx Corp.	2,865,010
69,046	United Parcel Service, Inc., Class B	6,450,277

		11,288,705

Airlines (0.2%):
12,826	Alaska Air Group, Inc.	365,156
36,929	American Airlines Group, Inc.	450,165
56,550	Delta Air Lines, Inc.	1,613,372
46,218	Southwest Airlines Co.	1,645,822
21,487	United Airlines Holdings, Inc.*	677,915

		4,752,430

Auto Components (0.1%):
25,449	Aptiv plc	1,253,109
21,630	BorgWarner, Inc.	527,123

		1,780,232

Automobiles (0.2%):
381,089	Ford Motor Co.	1,840,660
122,569	General Motors Co.	2,546,984
16,308	Harley-Davidson, Inc.	308,710

		4,696,354

Banks (4.1%):
797,289	Bank of America Corp.	16,926,445
214,798	Citigroup, Inc.	9,047,292
42,563	Citizens Financial Group, Inc.	800,610
13,498	Comerica, Inc.	396,031
70,387	Fifth Third Bancorp	1,045,247
16,564	First Republic Bank	1,362,886
99,663	Huntington Bancshares, Inc.	818,233
308,930	JPMorgan Chase & Co.	27,812,969
97,719	KeyCorp	1,013,346
12,759	M&T Bank Corp.	1,319,663
46,395	People’s United Financial, Inc.	512,665
43,140	PNC Financial Services Group, Inc.	4,129,361
93,847	Regions Financial Corp.	841,808
5,057	SVB Financial Group*	764,012
131,911	Truist Financial Corp.	4,068,135
139,709	U.S. Bancorp	4,812,975
378,709	Wells Fargo & Co.	10,868,948
17,661	Zions Bancorp	472,608

		87,013,234

Beverages (1.9%):
17,774	Brown-Forman Corp., Class B	986,635
379,801	Coca-Cola Co. (The)	16,806,194
16,482	Constellation Brands, Inc., Class C	2,362,860
18,034	Molson Coors Brewing Co., Class B	703,506
37,373	Monster Beverage Corp.*	2,102,605
137,527	PepsiCo, Inc.	16,516,993

		39,478,793

Shares		Fair Value
Common Stocks, continued
Biotechnology (2.4%):
145,607	AbbVie, Inc.	$11,093,797
21,541	Alexion Pharmaceuticals, Inc.*	1,934,166
58,560	Amgen, Inc.	11,871,868
17,783	Biogen, Inc.*	5,626,186
124,689	Gilead Sciences, Inc.	9,321,750
17,564	Incyte Corp.*	1,286,212
7,878	Regeneron Pharmaceuticals, Inc.*	3,846,749
25,415	Vertex Pharmaceuticals, Inc.*	6,047,499

		51,028,227

Building Products (0.3%):
13,847	A.O. Smith Corp.	523,555
9,034	Allegion plc	831,309
13,210	Fortune Brands Home & Security, Inc.	571,333
75,713	Johnson Controls International plc	2,041,221
27,829	Masco Corp.	962,049
23,681	Trane Technologies plc	1,955,814

		6,885,281

Capital Markets (2.6%):
12,582	Ameriprise Financial, Inc.	1,289,403
82,616	Bank of New York Mellon Corp. (The)	2,782,507
11,625	BlackRock, Inc., Class A+	5,114,651
10,933	Cboe Global Markets, Inc.	975,770
112,598	Charles Schwab Corp. (The)	3,785,545
35,299	CME Group, Inc.	6,103,551
21,851	E*TRADE Financial Corp.	749,926
28,731	Franklin Resources, Inc.	479,520
31,375	Goldman Sachs Group, Inc.	4,850,261
54,906	Intercontinental Exchange, Inc.	4,433,660
39,268	Invesco, Ltd.	356,553
3,725	MarketAxess Holdings, Inc.	1,238,823
16,058	Moody’s Corp.	3,396,267
114,613	Morgan Stanley	3,896,842
8,314	MSCI, Inc., Class A	2,402,413
11,263	Nasdaq, Inc.	1,069,422
21,174	Northern Trust Corp.	1,597,790
12,059	Raymond James Financial, Inc.	762,129
24,153	S&P Global, Inc.	5,918,693
35,438	State Street Corp.	1,887,782
22,950	T. Rowe Price Group, Inc.	2,241,068

		55,332,576

Chemicals (1.7%):
21,742	Air Products & Chemicals, Inc.	4,339,921
10,049	Albemarle Corp.	566,462
11,937	Celanese Corp., Series A	876,056
22,534	CF Industries Holdings, Inc.	612,925
72,752	Corteva, Inc.	1,709,672
72,696	Dow, Inc.	2,125,631
72,530	DuPont de Nemours, Inc.	2,473,273
12,952	Eastman Chemical Co.	603,304
24,701	Ecolab, Inc.	3,849,157
12,766	FMC Corp.	1,042,855
10,385	International Flavors & Fragrances, Inc.^	1,060,101
52,920	Linde plc	9,155,159
25,680	Lyondellbasell Industries NV	1,274,498
36,525	Mosaic Co. (The)	395,201
23,212	PPG Industries, Inc.	1,940,523
8,097	Sherwin Williams Co.	3,720,733

		35,745,471

Commercial Services & Supplies (0.4%):
8,117	Cintas Corp.	1,406,027
20,083	Copart, Inc.*	1,376,087
20,971	Republic Services, Inc., Class A	1,574,083
14,362	Rollins, Inc.	519,043

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
38,521	Waste Management, Inc.	$3,565,504

		8,440,744

Communications Equipment (1.0%):
5,295	Arista Networks, Inc.*	1,072,502
417,470	Cisco Systems, Inc.	16,410,747
5,799	F5 Networks, Inc.*	618,347
34,642	Juniper Networks, Inc.	663,048
16,844	Motorola Solutions, Inc.	2,238,904

		21,003,548

Construction & Engineering (0.1%):
13,248	Jacobs Engineering Group, Inc.	1,050,169
14,695	Quanta Services, Inc.	466,272

		1,516,441

Construction Materials (0.1%):
6,125	Martin Marietta Materials, Inc.	1,159,034
13,026	Vulcan Materials Co.	1,407,720

		2,566,754

Consumer Finance (0.5%):
66,036	American Express Co.	5,653,342
45,767	Capital One Financial Corp.	2,307,572
30,310	Discover Financial Services	1,081,158
56,046	Synchrony Financial	901,780

		9,943,852

Containers & Packaging (0.3%):
160,981	Amcor plc	1,307,166
8,059	Avery Dennison Corp.	820,970
32,241	Ball Corp.	2,084,704
38,862	International Paper Co.	1,209,774
9,756	Packaging Corp. of America	847,113
15,649	Sealed Air Corp.	386,687
24,862	WestRock Co.	702,600

		7,359,014

Distributors (0.1%):
14,101	Genuine Parts Co.	949,421
29,281	LKQ Corp.*	600,553

		1,549,974

Diversified Consumer Services (0.0%†):
19,715	H&R Block, Inc.	277,587

Diversified Financial Services (1.7%):
192,624	Berkshire Hathaway, Inc., Class B*	35,217,446

Diversified Telecommunication Services (2.1%):
719,383	AT&T, Inc.	20,970,014
96,027	CenturyLink, Inc.	908,415
407,520	Verizon Communications, Inc.	21,896,050

		43,774,479

Electric Utilities (2.2%):
23,572	Alliant Energy Corp.	1,138,292
48,752	American Electric Power Co., Inc.	3,899,185
71,821	Duke Energy Corp.	5,808,883
35,085	Edison International	1,922,307
19,660	Entergy Corp.	1,847,450
22,541	Evergy, Inc.	1,240,882
31,968	Eversource Energy	2,500,217
95,776	Exelon Corp.	3,525,515
52,858	FirstEnergy Corp.	2,118,020
48,170	NextEra Energy, Inc.	11,590,666
10,918	Pinnacle West Capital Corp.	827,475
75,549	PPL Corp.	1,864,549
103,514	Southern Co. (The)	5,604,249
51,801	Xcel Energy, Inc.	3,123,600

		47,011,290

Electrical Equipment (0.4%):
22,721	AMETEK, Inc.	1,636,366

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
40,945	Eaton Corp. plc	$3,181,018
59,914	Emerson Electric Co.	2,854,902
11,244	Rockwell Automation, Inc.	1,696,832

		9,369,118

Electronic Equipment, Instruments & Components (0.5%):
29,089	Amphenol Corp., Class A	2,120,007
14,271	CDW Corp.	1,331,056
76,356	Corning, Inc.	1,568,352
14,014	FLIR Systems, Inc.	446,906
3,684	IPG Photonics Corp.*	406,272
18,275	Keysight Technologies, Inc.*	1,529,252
32,797	TE Connectivity, Ltd.	2,065,555
5,302	Zebra Technologies Corp., Class A*	973,447

		10,440,847

Energy Equipment & Services (0.2%):
63,704	Baker Hughes Co.	668,892
87,537	Halliburton Co.	599,628
11,329	Helmerich & Payne, Inc.	177,299
40,152	National Oilwell Varco, Inc.	394,694
133,377	Schlumberger, Ltd.	1,799,256
43,669	Technipfmc plc	294,329

		3,934,098

Entertainment (2.0%):
75,706	Activision Blizzard, Inc.	4,502,993
28,776	Electronic Arts, Inc.*	2,882,492
13,522	Live Nation Entertainment, Inc.*	614,710
43,164	Netflix, Inc.*	16,208,082
11,085	Take-Two Interactive Software, Inc.*	1,314,792
177,438	Walt Disney Co. (The)	17,140,511

		42,663,580

Equity Real Estate Investment Trusts (2.9%):
12,006	Alexandria Real Estate Equities, Inc.	1,645,542
43,664	American Tower Corp.	9,507,835
15,407	Apartment Investment & Management Co.	541,556
13,789	AvalonBay Communities, Inc.	2,029,327
14,124	Boston Properties, Inc.	1,302,657
41,031	Crown Castle International Corp.	5,924,876
25,921	Digital Realty Trust, Inc.	3,600,686
36,049	Duke Realty Corp.	1,167,267
8,412	Equinix, Inc.	5,253,883
34,415	Equity Residential	2,123,750
6,528	Essex Property Trust, Inc.	1,437,727
12,783	Extra Space Storage, Inc.	1,224,100
6,633	Federal Realty Investment Trust	494,888
48,858	Healthpeak Properties, Inc.	1,165,263
69,319	Host Hotels & Resorts, Inc.	765,282
27,502	Iron Mountain, Inc.	654,548
43,919	Kimco Realty Corp.	424,697
11,230	Mid-America Apartment Communities, Inc.	1,157,027
72,800	ProLogis, Inc.	5,850,936
14,847	Public Storage, Inc.	2,948,763
33,198	Realty Income Corp.	1,655,252
16,240	Regency Centers Corp.	624,103
11,131	SBA Communications Corp.	3,005,036
29,949	Simon Property Group, Inc.	1,643,002
7,513	SL Green Realty Corp.	323,810
28,693	UDR, Inc.	1,048,442
37,098	Ventas, Inc.	994,226
15,093	Vornado Realty Trust	546,518
39,801	Welltower, Inc.	1,822,090
73,978	Weyerhaeuser Co.	1,253,927

		62,137,016

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing (1.7%):
43,596	Costco Wholesale Corp.	$12,430,527
78,740	Kroger Co. (The)	2,371,649
50,222	Sysco Corp.	2,291,630
73,837	Walgreens Boots Alliance, Inc.	3,378,043
139,900	Walmart, Inc.	15,895,438

		36,367,287

Food Products (1.2%):
54,193	Archer-Daniels-Midland Co.	1,906,510
16,161	Campbell Soup Co.	745,992
47,236	Conagra Brands, Inc.	1,385,904
59,684	General Mills, Inc.	3,149,524
14,629	Hershey Co. (The)	1,938,343
27,218	Hormel Foods Corp.	1,269,448
11,117	JM Smucker Co. (The)	1,233,987
24,515	Kellogg Co.	1,470,655
62,145	Kraft Heinz Co. (The)	1,537,467
14,387	Lamb Weston Holdings, Inc.	821,498
12,151	McCormick & Co.	1,715,843
141,953	Mondelez International, Inc., Class A	7,109,005
28,732	Tyson Foods, Inc., Class A	1,662,721

		25,946,897

Gas Utilities (0.1%):
11,723	Atmos Energy Corp.	1,163,273

Health Care Equipment & Supplies (3.7%):
174,160	Abbott Laboratories	13,742,966
4,645	ABIOMED, Inc.*	674,268
7,050	Align Technology, Inc.*	1,226,348
50,358	Baxter International, Inc.	4,088,566
26,645	Becton Dickinson & Co.	6,122,222
137,326	Boston Scientific Corp.*	4,480,947
4,917	Cooper Cos., Inc. (The)	1,355,469
63,101	Danaher Corp.	8,733,809
21,363	Dentsply Sirona, Inc.	829,525
20,578	Edwards Lifesciences Corp.*	3,881,422
25,988	Hologic, Inc.*	912,179
8,354	IDEXX Laboratories, Inc.*	2,023,673
11,385	Intuitive Surgical, Inc.*	5,637,966
132,029	Medtronic plc	11,906,375
14,054	ResMed, Inc.	2,070,014
8,305	Steris plc	1,162,451
31,697	Stryker Corp.	5,277,234
4,555	Teleflex, Inc.	1,333,977
8,915	Varian Medical Systems, Inc.*	915,214
20,149	Zimmer Biomet Holdings, Inc.	2,036,661

		78,411,286

Health Care Providers & Services (2.9%):
14,684	AmerisourceBergen Corp.	1,299,534
24,969	Anthem, Inc.	5,668,962
28,640	Cardinal Health, Inc.	1,373,002
57,529	Centene Corp.*	3,417,798
36,808	Cigna Corp.	6,521,641
128,201	CVS Health Corp.	7,606,165
8,603	DaVita, Inc.*	654,344
26,041	HCA Healthcare, Inc.	2,339,784
15,011	Henry Schein, Inc.*	758,356
13,049	Humana, Inc.	4,097,647
9,534	Laboratory Corp. of America Holdings*	1,205,002
15,808	McKesson Corp.	2,138,190
13,227	Quest Diagnostics, Inc.	1,062,128
93,334	UnitedHealth Group, Inc.	23,275,633
7,760	Universal Health Services, Inc., Class B	768,861

		62,187,047

Shares		Fair Value
Common Stocks, continued
Health Care Technology (0.1%):
30,573	Cerner Corp.	$1,925,793

Hotels, Restaurants & Leisure (1.5%):
40,039	Carnival Corp., Class A^	527,314
2,495	Chipotle Mexican Grill, Inc.*	1,632,728
12,036	Darden Restaurants, Inc.	655,481
27,645	Hilton Worldwide Holdings, Inc.	1,886,495
32,660	Las Vegas Sands Corp.	1,387,070
26,608	Marriott International, Inc., Class A	1,990,544
74,299	McDonald’s Corp.	12,285,341
50,738	MGM Resorts International	598,708
21,952	Norwegian Cruise Line Holdings, Ltd.*	240,594
17,243	Royal Caribbean Cruises, Ltd.	554,707
116,410	Starbucks Corp.	7,652,793
10,022	Wynn Resorts, Ltd.	603,224
29,676	Yum! Brands, Inc.	2,033,696

		32,048,695

Household Durables (0.3%):
33,262	D.R. Horton, Inc.	1,130,909
14,163	Garmin, Ltd.	1,061,658
13,620	Leggett & Platt, Inc.	363,382
27,772	Lennar Corp., Class A	1,060,890
5,509	Mohawk Industries, Inc.*	420,006
38,779	Newell Brands, Inc.	514,985
338	NVR, Inc.*	868,359
24,408	PulteGroup, Inc.	544,787
6,095	Whirlpool Corp.	522,951

		6,487,927

Household Products (1.9%):
24,095	Church & Dwight Co., Inc.	1,546,417
12,334	Clorox Co. (The)	2,136,866
84,579	Colgate-Palmolive Co.	5,612,662
33,897	Kimberly-Clark Corp.	4,334,409
245,674	Procter & Gamble Co. (The)	27,024,140

		40,654,494

Independent Power and Renewable Electricity Producers (0.1%):
65,045	AES Corp. (The)	884,612
24,381	NRG Energy, Inc.	664,626

		1,549,238

Industrial Conglomerates (1.3%):
56,628	3M Co.	7,730,288
859,866	General Electric Co.	6,827,336
70,393	Honeywell International, Inc.	9,417,880
10,291	Roper Technologies, Inc.	3,208,837

		27,184,341

Insurance (2.0%):
72,336	Aflac, Inc.	2,476,785
32,042	Allstate Corp. (The)	2,939,213
85,304	American International Group, Inc.	2,068,622
23,124	Aon plc	3,816,385
18,675	Arthur J. Gallagher & Co.	1,522,199
5,753	Assurant, Inc.	598,830
44,591	Chubb, Ltd.	4,980,369
14,921	Cincinnati Financial Corp.	1,125,789
3,979	Everest Re Group, Ltd.	765,639
10,184	Globe Life, Inc.	732,942
35,984	Hartford Financial Services Group, Inc. (The)	1,268,076
19,244	Lincoln National Corp.	506,502
24,825	Loews Corp.	864,655
49,907	Marsh & McLennan Cos., Inc.	4,314,959
76,742	MetLife, Inc.	2,346,003
25,473	Principal Financial Group, Inc.	798,324

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
57,679	Progressive Corp. (The)	$4,259,017
39,287	Prudential Financial, Inc.	2,048,424
25,393	Travelers Cos., Inc. (The)	2,522,795
21,708	Unum Group	325,837
12,602	Willis Towers Watson plc	2,140,450
14,008	WR Berkley Corp.	730,797

		43,152,612

Interactive Media & Services (5.1%):
29,493	Alphabet, Inc., Class A*	34,269,391
29,452	Alphabet, Inc., Class C*	34,247,080
237,005	Facebook, Inc., Class A*	39,532,434
75,934	Twitter, Inc.*	1,864,939

		109,913,844

Internet & Direct Marketing Retail (4.2%):
41,016	Amazon.com, Inc.*	79,969,715
4,120	Booking Holdings, Inc.*	5,542,718
75,073	eBay, Inc.	2,256,694
13,793	Expedia Group, Inc.	776,132

		88,545,259

IT Services (5.3%):
62,539	Accenture plc, Class C	10,210,117
15,867	Akamai Technologies, Inc.*	1,451,672
4,244	Alliance Data Systems Corp.	142,811
42,602	Automatic Data Processing, Inc.	5,822,841
11,132	Broadridge Financial Solutions, Inc.	1,055,648
53,872	Cognizant Technology Solutions Corp., Class A	2,503,432
26,656	DXC Technology Co.	347,861
60,614	Fidelity National Information Services, Inc.	7,373,087
56,340	Fiserv, Inc.*	5,351,737
8,458	FleetCor Technologies, Inc.*	1,577,755
8,725	Gartner, Inc.*	868,748
29,633	Global Payments, Inc.	4,273,968
87,185	International Business Machines Corp.	9,671,432
7,510	Jack Henry & Associates, Inc.	1,165,852
13,098	Leidos Holdings, Inc.	1,200,432
87,475	MasterCard, Inc., Class A	21,130,460
31,038	Paychex, Inc.	1,952,911
115,690	PayPal Holdings, Inc.*	11,076,161
10,294	VeriSign, Inc.*	1,853,846
168,699	Visa, Inc., Class A	27,180,782
40,117	Western Union Co.	727,321

		116,938,874

Leisure Products (0.0%†):
12,491	Hasbro, Inc.	893,731

Life Sciences Tools & Services (1.1%):
30,319	Agilent Technologies, Inc.	2,171,447
14,493	Illumina, Inc.*	3,958,328
17,663	IQVIA Holdings, Inc.*	1,905,131
2,380	Mettler-Toledo International, Inc.*	1,643,414
10,693	PerkinElmer, Inc.	804,969
39,525	Thermo Fisher Scientific, Inc.	11,209,290
6,257	Waters Corp.*	1,139,087

		22,831,666

Machinery (1.4%):
54,439	Caterpillar, Inc.	6,317,101
14,975	Cummins, Inc.	2,026,417
31,034	Deere & Co.	4,287,657
14,419	Dover Corp.	1,210,331
13,648	Flowserve Corp.	326,051
28,739	Fortive Corp.	1,586,105
7,467	IDEX Corp.	1,031,267

Shares		Fair Value
Common Stocks, continued
Machinery, continued
28,893	Illinois Tool Works, Inc.	$4,106,273
34,422	Ingersoll-Rand, Inc.*	853,666
33,844	PACCAR, Inc.	2,068,884
12,519	Parker Hannifin Corp.	1,624,090
17,093	Pentair plc	508,688
5,235	Snap-On, Inc.	569,673
14,744	Stanley Black & Decker, Inc.	1,474,400
17,778	Wabtec Corp.	855,655
17,867	Xylem, Inc.	1,163,678

		30,009,936

Media (1.3%):
15,453	Charter Communications, Inc., Class A*	6,742,299
447,132	Comcast Corp., Class A	15,372,399
32,293	Discovery Communications, Inc., Class C*	566,419
16,444	Discovery, Inc., Class A*^	319,671
24,055	DISH Network Corp., Class A*	480,859
34,780	Fox Corp., Class A	821,851
16,894	Fox Corp., Class B	386,535
36,309	Interpublic Group of Cos., Inc. (The)	587,843
39,647	News Corp., Class A	355,832
13,127	News Corp., Class B	118,012
21,416	Omnicom Group, Inc.	1,175,738
53,411	ViacomCBS, Inc., Class B	748,288

		27,675,746

Metals & Mining (0.3%):
142,740	Freeport-McMoRan, Inc.	963,495
80,899	Newmont Goldcorp Corp.	3,663,107
29,561	Nucor Corp.	1,064,787

		5,691,389

Multiline Retail (0.5%):
25,138	Dollar General Corp.	3,796,089
23,048	Dollar Tree, Inc.*	1,693,337
16,142	Kohl’s Corp.	235,512
32,142	Macy’s, Inc.^	157,817
11,220	Nordstrom, Inc.	172,115
49,924	Target Corp.	4,641,434

		10,696,304

Multi-Utilities (1.1%):
24,421	Ameren Corp.	1,778,581
48,813	CenterPoint Energy, Inc.	754,161
28,137	CMS Energy Corp.	1,653,049
32,752	Consolidated Edison, Inc.	2,554,656
81,186	Dominion Energy, Inc.	5,860,818
18,809	DTE Energy Co.	1,786,291
36,126	NiSource, Inc.	902,066
49,695	Public Service Enterprise Group, Inc.	2,231,802
27,786	Sempra Energy	3,139,540
31,242	WEC Energy Group, Inc.	2,753,357

		23,414,321

Oil, Gas & Consumable Fuels (2.4%):
36,020	Apache Corp.	150,564
38,489	Cabot Oil & Gas Corp.	661,626
186,232	Chevron Corp.	13,494,371
19,645	Concho Resources, Inc.	841,788
108,150	ConocoPhillips Co.	3,331,020
40,427	Devon Energy Corp.	279,351
15,415	Diamondback Energy, Inc.	403,873
57,169	EOG Resources, Inc.	2,053,510
416,563	Exxon Mobil Corp.	15,816,896
25,330	Hess Corp.	843,489
15,275	HollyFrontier Corp.	374,390
192,699	Kinder Morgan, Inc.	2,682,370
77,362	Marathon Oil Corp.	254,521

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
63,793	Marathon Petroleum Corp.	$1,506,791
45,092	Noble Energy, Inc.	272,356
88,675	Occidental Petroleum Corp.	1,026,857
40,437	ONEOK, Inc.	881,931
43,751	Phillips 66	2,347,241
16,590	Pioneer Natural Resources Co.	1,163,789
40,370	Valero Energy Corp.	1,831,183
118,736	Williams Cos., Inc.	1,680,114

		51,898,031

Personal Products (0.2%):
30,605	Coty, Inc., Class A	157,922
21,953	Estee Lauder Co., Inc. (The), Class A	3,497,991

		3,655,913

Pharmaceuticals (5.1%):
32,336	Allergan plc	5,726,706
230,842	Bristol-Myers Squibb Co.	12,867,133
83,283	Eli Lilly & Co.	11,553,018
259,183	Johnson & Johnson Co.	33,986,666
250,790	Merck & Co., Inc.	19,295,783
50,310	Mylan NV*	750,122
14,106	Perrigo Co. plc	678,358
545,050	Pfizer, Inc.	17,790,432
46,980	Zoetis, Inc.	5,529,076

		108,177,294

Professional Services (0.3%):
11,893	Equifax, Inc.	1,420,619
39,561	IHS Markit, Ltd.	2,373,659
36,989	Nielsen Holdings plc	463,842
12,386	Robert Half International, Inc.	467,572
16,481	Verisk Analytics, Inc.	2,297,122

		7,022,814

Real Estate Management & Development (0.1%):
33,359	CBRE Group, Inc., Class A*	1,257,968

Road & Rail (1.0%):
76,664	CSX Corp.	4,392,847
8,175	J.B. Hunt Transport Services, Inc.	753,980
9,804	Kansas City Southern	1,246,873
25,695	Norfolk Southern Corp.	3,751,470
9,418	Old Dominion Freight Line, Inc.	1,236,207
68,399	Union Pacific Corp.	9,646,995

		21,028,372

Semiconductors & Semiconductor Equipment (4.5%):
115,262	Advanced Micro Devices, Inc.*	5,242,116
36,296	Analog Devices, Inc.	3,253,936
90,941	Applied Materials, Inc.	4,166,917
39,033	Broadcom, Inc.	9,254,724
428,389	Intel Corp.	23,184,413
15,509	KLA Corp.	2,229,264
14,292	Lam Research Corp.	3,430,080
26,885	Maxim Integrated Products, Inc.	1,306,880
23,814	Microchip Technology, Inc.	1,614,589
108,974	Micron Technology, Inc.*	4,583,446
60,278	NVIDIA Corp.	15,889,281
11,351	Qorvo, Inc.*	915,231
112,440	Qualcomm, Inc.	7,606,566
16,723	Skyworks Solutions, Inc.	1,494,702
92,045	Texas Instruments, Inc.	9,198,057
24,561	Xilinx, Inc.	1,914,284

		95,284,486

Software (8.3%):
47,735	Adobe, Inc.*	15,191,186
8,356	ANSYS, Inc.*	1,942,519
21,684	Autodesk, Inc.*	3,384,872

Shares		Fair Value
Common Stocks, continued
Software, continued
28,019	Cadence Design Systems, Inc.*	$1,850,375
11,329	Citrix Systems, Inc.	1,603,620
13,877	Fortinet, Inc.*	1,403,936
25,651	Intuit, Inc.	5,899,730
751,404	Microsoft Corp.	118,503,925
55,297	NortonLifeLock, Inc.	1,034,607
213,416	Oracle Corp.	10,314,395
4,714	Paycom Software, Inc.*	952,275
87,336	Salesforce.com, Inc.*	12,574,637
18,586	ServiceNow, Inc.*	5,326,376
14,664	Synopsys, Inc.*	1,888,577

		181,871,030

Specialty Retail (2.2%):
6,640	Advance Auto Parts, Inc.	619,645
2,329	AutoZone, Inc.*	1,970,334
22,442	Best Buy Co, Inc.	1,279,194
16,074	CarMax, Inc.*	865,263
22,015	Gap, Inc. (The)^	154,986
107,467	Home Depot, Inc. (The)	20,065,164
23,412	L Brands, Inc.	270,643
75,484	Lowe’s Cos., Inc.	6,495,398
7,448	O’Reilly Automotive, Inc.*	2,242,220
35,629	Ross Stores, Inc.	3,098,654
10,566	Tiffany & Co.	1,368,297
119,479	TJX Cos., Inc. (The)	5,712,291
11,509	Tractor Supply Co.	973,086
5,574	Ulta Beauty, Inc.*	979,352

		46,094,527

Technology Hardware, Storage & Peripherals (5.0%):
411,271	Apple, Inc.	104,582,103
128,827	Hewlett Packard Enterprise Co.	1,250,910
145,874	HP, Inc.	2,532,373
22,502	NetApp, Inc.	938,108
22,534	Seagate Technology plc	1,099,659
29,585	Western Digital Corp.	1,231,328
19,535	Xerox Holdings Corp.	369,993

		112,004,474

Textiles, Apparel & Luxury Goods (0.6%):
15,772	Capri Holdings, Ltd.*	170,180
37,618	Hanesbrands, Inc.	296,054
122,579	Nike, Inc., Class B	10,142,186
7,715	PVH Corp.	290,393
5,310	Ralph Lauren Corp.	354,867
28,540	Tapestry, Inc.	369,593
18,915	Under Armour, Inc., Class A*	174,207
19,502	Under Armour, Inc., Class C*	157,186
32,059	VF Corp.	1,733,751

		13,688,417

Tobacco (0.9%):
183,965	Altria Group, Inc.	7,113,927
153,244	Philip Morris International, Inc.	11,180,682

		18,294,609

Trading Companies & Distributors (0.2%):
56,305	Fastenal Co.	1,759,531
7,220	United Rentals, Inc.*	742,938
4,259	W.W. Grainger, Inc.	1,058,362

		3,560,831

Water Utilities (0.1%):
17,711	American Water Works Co., Inc.	2,117,527

Wireless Telecommunication Services (0.1%):
31,251	T-Mobile US, Inc.*	2,621,959

Total Common Stocks (Cost $1,252,713,901)		2,109,903,828

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan (0.1%):
$1,661,775	BlackRock Liquidity FedFund, Institutional Class , 1.81%(a)(b)	$1,661,775

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $1,661,775)		1,661,775

Unaffiliated Investment Companies (1.9%):

Money Markets (1.9%):
39,937,541	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.51%(b)	39,937,541

Total Unaffiliated Investment Companies (Cost $39,937,541)		39,937,541

Total Investment Securities (Cost $1,294,313,217) - 100.6%		2,151,503,144
Net other assets (liabilities) - (0.6)%		(13,642,628)

Net Assets - 100.0%		$2,137,860,516

Percentages indicated are based on net assets as of March 31, 2020.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $1,537,814.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(b)	The rate represents the effective yield at March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar)	6/19/20	349	$44,841,265	$108,622

				$108,622

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (99.6%):
Aerospace & Defense (1.7%):
36,345	AAR Corp.	$645,487
79,971	Aerojet Rocketdyne Holdings, Inc.*	3,345,187
23,910	AeroVironment, Inc.*	1,457,554
34,811	Cubic Corp.	1,438,042
35,796	Moog, Inc., Class A	1,808,772
5,921	National Presto Industries, Inc.	419,266
22,154	Park Aerospace Corp., Class C	279,140
52,909	Triumph Group, Inc.	357,665

		9,751,113

Air Freight & Logistics (0.8%):
28,765	Atlas Air Worldwide Holdings, Inc.*	738,398
31,191	Echo Global Logistics, Inc.*	532,742
31,653	Forward Air Corp.	1,603,224
37,463	Hub Group, Inc., Class A*	1,703,443

		4,577,807

Airlines (0.6%):
14,659	Allegiant Travel Co.	1,199,106
53,566	Hawaiian Holdings, Inc.	559,229
55,768	SkyWest, Inc.	1,460,564

		3,218,899

Auto Components (1.6%):
123,561	American Axle & Manufacturing Holdings, Inc.*	446,055
55,911	Cooper Tire & Rubber Co.	911,349
19,182	Cooper-Standard Holding, Inc.*	196,999
32,171	Dorman Products, Inc.*	1,778,091
42,347	Fox Factory Holding Corp.*	1,778,574
82,841	Garrett Motion, Inc.*	236,925
35,878	Gentherm, Inc.*	1,126,569
27,672	LCI Industries	1,849,321
20,545	Motorcar Parts of America, Inc.*	258,456
22,395	Standard Motor Products, Inc.	930,960

		9,513,299

Automobiles (0.2%):
37,241	Winnebago Industries, Inc.	1,035,672

Banks (8.9%):
20,894	Allegiance Bancshares, Inc.	503,754
73,542	Ameris Bancorp	1,747,358
51,599	Banc of California, Inc.	412,792
35,923	Banner Corp.	1,186,896
48,425	Berkshire Hills Bancorp, Inc.	719,596
89,267	Boston Private Financial Holdings, Inc.	638,259
84,730	Brookline Bancorp, Inc.	955,754
132,423	Cadence Bancorp	867,371
30,097	Central Pacific Financial Corp.	478,542
17,395	City Holding Co.	1,157,289
76,294	Columbia Banking System, Inc.	2,044,679
54,504	Community Bank System, Inc.	3,204,835
31,451	Customers Bancorp, Inc.*	343,759
146,921	CVB Financial Corp.	2,945,766
35,294	Eagle Bancorp, Inc.	1,066,232
229,522	First Bancorp	1,221,058
105,146	First Commonwealth Financial Corp.	961,034
105,030	First Financial Bancorp	1,565,997
118,037	First Midwest Bancorp, Inc.	1,562,220
14,460	Franklin Financial Network, Inc.	294,839
94,635	Glacier Bancorp, Inc.	3,218,064
59,397	Great Western Bancorp, Inc.	1,216,451
33,146	Hanmi Financial Corp.	359,634
38,051	Heritage Financial Corp.	761,020
133,663	Hope BanCorp, Inc.	1,098,710
36,257	Independent Bank Corp.	2,333,863
32,662	National Bank Holdings Corp.	780,622
46,796	NBT Bancorp, Inc.	1,515,722

Shares		Fair Value
Common Stocks, continued
Banks, continued
53,735	OFG Bancorp	$600,757
179,717	Old National Bancorp	2,370,467
25,081	Opus Bank	434,654
62,585	Pacific Premier Bancorp, Inc.	1,179,101
15,477	Preferred Bank Los Angeles	523,432
42,535	S & T Bancorp, Inc.	1,162,056
54,175	Seacoast Banking Corp of Florida*	991,944
51,878	ServisFirst Bancshares, Inc.	1,521,063
125,797	Simmons First National Corp., Class A	2,314,665
34,813	Southside Bancshares, Inc.	1,057,967
13,911	Tompkins Financial Corp.	998,810
25,752	Triumph BanCorp, Inc.*	669,552
83,577	United Community Banks, Inc.	1,530,295
52,137	Veritex Holdings, Inc.	728,354
28,819	Westamerica Bancorp	1,693,981

		52,939,214

Beverages (0.4%):
5,117	Coca-Cola Consolidated, Inc.	1,067,048
14,526	MGP Ingredients, Inc.	390,604
12,952	National Beverage Corp.*^	552,403

		2,010,055

Biotechnology (2.4%):
52,240	Acorda Therapeutics, Inc.*^	48,719
36,500	AMAG Pharmaceuticals, Inc.*	225,570
64,733	Cytokinetics, Inc.*	763,202
11,483	Eagle Pharmaceuticals, Inc.*	528,218
48,448	Emergent Biosolutions, Inc.*	2,803,201
17,806	Enanta Pharmaceuticals, Inc.*	915,763
125,367	Momenta Pharmaceuticals, Inc.*	3,409,981
82,363	Myriad Genetics, Inc.*	1,178,615
94,897	Progenics Pharmaceuticals, Inc.*	360,609
34,663	REGENXBIO, Inc.*	1,122,388
124,326	Spectrum Pharmaceuticals, Inc.*^	289,680
58,852	Vanda Pharmaceuticals, Inc.*	609,707
54,588	Xencor, Inc.*	1,631,089

		13,886,742

Building Products (2.2%):
44,757	AAON, Inc.	2,162,658
17,224	American Woodmark Corp.*	784,898
29,361	Apogee Enterprises, Inc.	611,296
35,718	Gibraltar Industries, Inc.*	1,533,017
46,675	Griffon Corp.	590,439
21,427	Insteel Industries, Inc.	283,908
24,562	Patrick Industries, Inc.	691,666
64,107	PGT Innovations, Inc.*	537,858
36,999	Quanex Building Products Corp.	372,950
44,535	Simpson Manufacturing Co., Inc.	2,760,278
67,904	Universal Forest Products, Inc.	2,525,350

		12,854,318

Capital Markets (0.8%):
56,694	Blucora, Inc.*	683,163
22,124	Calamos Asset Management Escrow Shares*(a)	–
38,749	Donnelley Financial Solutions, Inc.*	204,207
17,344	Greenhill & Co., Inc.	170,665
18,508	INTL FCStone, Inc.*	671,100
19,111	Piper Jaffray Cos., Inc.	966,443
8,483	Virtus Investment Partners, Inc.	645,641
80,042	Waddell & Reed Financial, Inc., Class A	910,878
141,057	WisdomTree Investments, Inc.	328,663

		4,580,760

Chemicals (2.9%):
30,395	AdvanSix, Inc.*	289,968

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
30,374	American Vanguard Corp.	$439,208
35,535	Balchem Corp.	3,508,015
91,090	Ferro Corp.*	852,602
31,129	Futurefuel Corp.	350,824
60,047	GCP Applied Technologies, Inc.*	1,068,837
57,174	H.B. Fuller Co.	1,596,870
11,045	Hawkins, Inc.	393,202
27,346	Innospec, Inc.	1,900,274
23,066	Koppers Holdings, Inc.*	285,326
35,532	Kraton Corp.*	287,809
161,727	Livent Corp.*	849,067
21,268	LSB Industries, Inc.*	44,663
14,310	Quaker Chemical Corp.	1,807,067
54,736	Rayonier Advanced Materials, Inc.	58,020
22,159	Stepan Co.	1,960,185
27,542	Tredegar Corp.	430,481
43,515	Trinseo SA	788,057

		16,910,475

Commercial Services & Supplies (2.0%):
74,617	ABM Industries, Inc.	1,817,670
55,595	Brady Corp., Class A	2,509,002
64,516	Interface, Inc.	487,741
35,599	Matthews International Corp., Class A	861,140
49,032	Mobile Mini, Inc.	1,286,109
185,143	Pitney Bowes, Inc.	377,692
77,790	RR Donnelley & Sons Co.	74,562
36,154	Team, Inc.*	235,001
17,076	UniFirst Corp.	2,580,012
28,997	US Ecology, Inc.	881,509
22,564	Viad Corp.	479,034

		11,589,472

Communications Equipment (1.1%):
52,506	ADTRAN, Inc.	403,246
21,272	Applied Optoelectronics, Inc.*	161,454
37,440	CalAmp Corp.*	168,480
27,031	Comtech Telecommunications Corp.	359,242
30,881	Digi International, Inc.*	294,605
132,111	Extreme Networks, Inc.*	408,223
100,923	Harmonic, Inc.*	581,316
33,803	NETGEAR, Inc.*	772,061
36,102	Plantronics, Inc.	363,186
253,790	Viavi Solutions, Inc.*	2,844,986

		6,356,799

Construction & Engineering (1.0%):
33,791	Aegion Corp.*	605,873
53,684	Arcosa, Inc.	2,133,402
40,805	Comfort Systems USA, Inc.	1,491,423
51,996	Granite Construction, Inc.	789,299
18,613	MYR Group, Inc.*	487,474

		5,507,471

Construction Materials (0.1%):
17,443	U.S. Concrete, Inc.*	316,416

Consumer Finance (0.8%):
31,102	Encore Capital Group, Inc.*^	727,165
38,955	Enova International, Inc.*	564,458
64,686	EZCORP, Inc., Class A*	269,741
52,296	Green Dot Corp., Class A*	1,327,795
51,163	PRA Group, Inc.*	1,418,238
6,579	World Acceptance Corp.*^	359,279

		4,666,676

Containers & Packaging (0.1%):
39,594	Myers Industries, Inc.	425,636

Shares		Fair Value
Common Stocks, continued
Distributors (0.3%):
50,353	Core Markt Holdngs Co., Inc.	$1,438,585

Diversified Consumer Services (0.8%):
17,308	American Public Education, Inc.*	414,180
78,658	Perdoceo Education Corp.*	848,720
27,377	Regis Corp.*	161,798
24,343	Strategic Education, Inc.	3,402,178

		4,826,876

Diversified Financial Services (0.3%):
147,405	FGL Holdings	1,444,569

Diversified Telecommunication Services (1.7%):
12,224	ATN International, Inc.	717,671
52,974	Cincinnati Bell, Inc.*	775,539
45,919	Cogent Communications Holdings, Inc.	3,763,980
79,083	Consolidated Communications Holdings, Inc.	359,828
106,699	Iridium Communications, Inc.*	2,382,589
251,403	Vonage Holdings Corp.*	1,817,644

		9,817,251

Electric Utilities (0.5%):
45,193	El Paso Electric Co.	3,071,316

Electrical Equipment (0.7%):
29,634	AZZ, Inc.	833,308
23,737	Encore Wire Corp.	996,717
9,742	Powell Industries, Inc.	250,077
86,119	Sunrun, Inc.*	869,802
20,383	Vicor Corp.*	907,859

		3,857,763

Electronic Equipment, Instruments & Components (4.9%):
33,389	Anixter International, Inc.*	2,933,891
82,334	Arlo Technologies, Inc.*	200,072
31,994	Badger Meter, Inc.	1,714,878
10,457	Bel Fuse, Inc., Class B	101,851
41,836	Benchmark Electronics, Inc.	836,302
36,237	CTS Corp.	901,939
41,547	Daktronics, Inc.	204,827
15,170	ePlus, Inc.*	949,945
40,772	Fabrinet*	2,224,520
19,309	FARO Technologies, Inc.*	859,251
39,809	Insight Enterprises, Inc.*	1,677,153
38,634	Itron, Inc.*	2,156,936
64,021	KEMET Corp.	1,546,747
94,741	Knowles Corp.*	1,267,635
4,419	Mesa Labs, Inc.	999,092
41,060	Methode Electronics, Inc., Class A	1,085,216
19,896	MTS Systems Corp.	447,660
18,802	OSI Systems, Inc.*	1,295,834
12,072	PC Connection, Inc.	497,487
32,256	Plexus Corp.*	1,759,887
20,487	Rogers Corp.*	1,934,383
77,792	Sanmina Corp.*	2,122,166
27,537	ScanSource, Inc.*	589,016
108,647	TTM Technologies, Inc.*	1,123,410

		29,430,098

Energy Equipment & Services (0.8%):
140,828	Archrock, Inc.	529,513
70,235	Diamond Offshore Drilling, Inc.*^	128,530
40,048	Dril-Quip, Inc.*	1,221,464
21,440	Era Group, Inc.*	114,275
31,602	Exterran Corp.*	151,690
14,748	Geospace Technologies Corp.*	94,387
158,266	Helix Energy Solutions Group, Inc.*	259,556
22,840	KLX Energy Services Holdings, Inc.*	15,988

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
30,234	Matrix Service Co.*	$286,316
382,249	Nabors Industries, Ltd.	149,115
94,852	Newpark Resources, Inc.*	85,082
265,609	Noble Corp. plc*	69,058
108,145	Oceaneering International, Inc.*	317,946
67,574	Oil States International, Inc.*	137,175
93,855	Propetro Holding Corp.*	234,638
62,545	RPC, Inc.^	128,843
19,857	SEACOR Holdings, Inc.*	535,345
137,298	TETRA Technologies, Inc.*	43,935
79,506	U.S. Silica Holdings, Inc.	143,111
221,991	Valaris plc*	99,918

		4,745,885

Entertainment (0.2%):
127,299	Glu Mobile, Inc.*	800,710
25,933	Marcus Corp.	319,495

		1,120,205

Equity Real Estate Investment Trusts (7.1%):
96,644	Acadia Realty Trust	1,197,419
50,131	Agree Realty Corp.	3,103,109
75,423	Alexander & Baldwin, Inc.	846,246
52,676	American Assets Trust, Inc.	1,316,900
59,553	Armada Hoffler Properties, Inc.	637,217
105,353	CareTrust REIT, Inc.	1,558,171
185,044	CBL & Associates Properties, Inc.*	37,027
93,529	Cedar Realty Trust, Inc.	87,272
52,995	Chatham Lodging Trust	314,790
22,521	Community Healthcare Trust, Inc.	862,104
220,983	DiamondRock Hospitality Co.	1,122,594
81,925	Easterly Government Properties, Inc.	2,018,632
75,786	Four Corners Property Trust, Inc.	1,417,956
118,016	Franklin Street Properties Corp.	676,232
38,609	Getty Realty Corp.	916,578
98,725	Global Net Lease, Inc.	1,319,953
38,791	Hersha Hospitality Trust	138,872
100,170	Independence Realty Trust, Inc.	895,520
71,949	Industrial Logistics Properties Trust	1,261,985
18,772	Innovative Industrial Properties, Inc.	1,425,358
12,916	Investors Real Estate Trust	710,380
81,604	iStar, Inc.	865,818
92,994	Kite Realty Group Trust	880,653
274,278	Lexington Realty Trust	2,723,581
44,028	LTC Properties, Inc.	1,360,465
64,683	National Storage Affiliates	1,914,617
24,998	NexPoint Residential Trust, Inc.	630,200
53,208	Office Properties Income Trust	1,449,918
62,446	Pennsylvania Real Estate Investment Trust^	56,926
127,880	Retail Opportunity Investments Corp.	1,060,125
88,614	Rpt Realty	534,342
14,587	Safehold, Inc.	922,336
12,612	Saul Centers, Inc.	412,917
116,255	Summit Hotel Properties, Inc.	490,596
101,210	Tanger Factory Outlet Centers, Inc.^	506,050
212,891	Uniti Group, Inc.	1,283,733
13,777	Universal Health Realty Income Trust	1,388,859
33,146	Urstadt Biddle Properties, Inc., Class A	467,359
203,281	Washington Prime Group, Inc.^	163,662
88,974	Washington Real Estate	2,123,809
44,292	Whitestone REIT	274,610
125,204	Xenia Hotels & Resorts, Inc.	1,289,601

		42,664,492

Food & Staples Retailing (0.6%):
24,633	PriceSmart, Inc.	1,294,464

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
40,843	SpartanNash Co.	$584,872
36,405	The Andersons, Inc.	682,594
28,135	The Chefs’ Warehouse, Inc.*	283,319
59,337	United Natural Foods, Inc.*	544,714

		3,389,963

Food Products (1.4%):
70,929	B&G Foods, Inc.^	1,283,106
18,129	Calavo Growers, Inc.	1,045,862
33,699	Cal-Maine Foods, Inc.	1,482,082
33,529	Fresh Del Monte Produce, Inc.	925,736
16,483	J & J Snack Foods Corp.	1,994,443
9,897	John B Sanfilippo And Son, Inc.	884,792
7,631	Seneca Foods Corp., Class A*	303,561

		7,919,582

Gas Utilities (0.8%):
33,717	Northwest Natural Holding Co.	2,082,025
102,163	South Jersey Industries, Inc.	2,554,075

		4,636,100

Health Care Equipment & Supplies (3.8%):
43,345	AngioDynamics, Inc.*	452,088
15,842	Anika Therapeutics, Inc.*	457,992
38,902	Cardiovascular Systems, Inc.*	1,369,739
31,271	CONMED Corp.	1,790,890
41,839	CryoLife, Inc.*	707,916
15,880	Cutera, Inc.*	207,393
42,994	Glaukos Corp.*	1,326,795
7,726	Heska Corp.*	427,248
20,185	Inogen, Inc.*	1,042,757
36,034	Integer Holdings Corp.*	2,265,098
36,545	Invacare Corp.	271,529
42,760	Lantheus Holdings, Inc.*	545,618
17,971	LeMaitre Vascular, Inc.	447,837
46,743	Meridian Bioscience, Inc.*	392,641
60,899	Merit Medical Systems, Inc.*	1,903,094
37,757	Natus Medical, Inc.*	873,319
57,771	Neogen Corp.*	3,870,080
69,022	OraSure Technologies, Inc.*	742,677
21,418	Orthofix Medical, Inc.*	599,918
14,710	Surmodics, Inc.*	490,137
20,769	Tactile Systems Technology, Inc.*	834,083
42,549	Varex Imaging Corp.*	966,288

		21,985,137

Health Care Providers & Services (3.7%):
14,977	Addus HomeCare Corp.*	1,012,445
51,584	AMN Healthcare Services, Inc.*	2,982,072
37,536	BioTelemetry, Inc.*	1,445,511
127,963	Community Health Systems, Inc.*	427,396
10,084	CorVel Corp.*	549,679
106,703	Covetrus, Inc.*	868,562
41,869	Cross Country Healthcare, Inc.*	282,197
55,463	Ensign Group, Inc. (The)	2,085,963
40,989	Hanger, Inc.*	638,609
32,734	LHC Group, Inc.*	4,589,308
24,024	Magellan Health, Inc.*	1,155,795
68,296	Owens & Minor, Inc.	624,908
12,948	Providence Service Corp.*	710,586
45,700	RadNet, Inc.*	480,307
118,426	Select Medical Holdings Corp.*	1,776,390
28,620	The Pennant Group, Inc.*	405,259
46,829	Tivity Health, Inc.*^	294,554
14,128	U.S. Physical Therapy, Inc.	974,832

		21,304,373

Health Care Technology (1.4%):
13,612	Computer Programs & Systems, Inc.	302,867
28,806	HealthStream, Inc.*	689,904

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology, continued
97,344	HMS Holdings Corp.*	$2,459,883
53,540	NextGen Healthcare, Inc.*	558,958
46,250	Omnicell, Inc.*	3,033,074
21,657	Tabula Rasa Healthcare, Inc.*^	1,132,445

		8,177,131

Hotels, Restaurants & Leisure (1.2%):
21,616	BJ’s Restaurants, Inc.	300,246
95,287	Bloomin’ Brands, Inc.	680,349
18,838	Chuy’s Holdings, Inc.*	189,699
34,122	Dave & Buster’s Entertainment, Inc.^	446,316
18,486	Dine Brands Global, Inc.	530,178
22,286	El Pollo Loco Holdings, Inc.*	188,317
23,287	Fiesta Restaurant Group, Inc.*	93,847
12,883	Monarch Casino & Resort, Inc.*	361,626
14,468	Red Robin Gourmet Burgers*^	123,267
31,275	Ruth’s Hospitality Group, Inc.	208,917
34,308	Shake Shack, Inc., Class A*	1,294,784
32,307	Wingstop, Inc.	2,574,868

		6,992,414

Household Durables (2.2%):
9,433	Cavco Industries, Inc.*	1,367,219
31,193	Century Communities, Inc.*	452,610
28,859	Ethan Allen Interiors, Inc.	294,939
23,151	Installed Building Products, Inc.*	923,030
31,226	iRobot Corp.*^	1,277,143
51,858	La-Z-Boy, Inc.	1,065,682
23,890	LGI Homes, Inc.*	1,078,634
55,177	M.D.C. Holdings, Inc.	1,280,106
30,904	M/I Homes, Inc.*	510,843
39,531	Meritage Corp.*	1,443,278
37,392	TopBuild Corp.*	2,678,764
52,686	Tupperware Brands Corp.	85,351
15,604	Universal Electronics, Inc.*	598,725

		13,056,324

Household Products (0.8%):
10,714	Central Garden & Pet Co.*	294,635
44,595	Central Garden & Pet Co., Class A*	1,140,294
15,083	WD-40 Co.	3,029,421

		4,464,350

Industrial Conglomerates (0.2%):
39,744	Raven Industries, Inc.	843,765

Insurance (3.5%):
52,895	AMBAC Financial Group, Inc.*	652,724
96,086	American Equity Investment Life Holding Co.	1,806,417
20,499	Amerisafe, Inc.	1,321,571
27,534	eHealth, Inc.*	3,877,338
33,635	Employers Holdings, Inc.	1,362,554
7,726	HCI Group, Inc.	310,972
43,549	Horace Mann Educators Corp.	1,593,458
33,562	James River Group Holdings	1,216,287
23,036	Kinsale Capital Group, Inc.	2,407,953
56,669	ProAssurance Corp.	1,416,725
16,132	Safety Insurance Group, Inc.	1,362,025
24,920	Stewart Information Services Corp.	664,616
91,334	Third Point Reinsurance, Ltd.*	676,785
24,015	United Fire Group, Inc.	783,129
24,352	United Insurance Holdings Co.	225,012
33,726	Universal Insurance Holdings, Inc.	604,370

		20,281,936

Interactive Media & Services (0.1%):
50,223	QuinStreet, Inc.*	404,295

Internet & Direct Marketing Retail (0.7%):
29,160	Liquidity Services, Inc.*	113,141

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
22,520	PetMed Express, Inc.^	$648,126
21,273	Shutterstock, Inc.	684,140
17,904	Stamps.com, Inc.*	2,328,951

		3,774,358

IT Services (2.5%):
40,052	Cardtronics plc*	837,888
36,569	CSG Systems International, Inc.	1,530,413
66,388	Evertec, Inc.	1,508,999
37,910	Exlservice Holdings, Inc.*	1,972,457
29,992	ManTech International Corp., Class A	2,179,518
74,033	NIC, Inc.	1,702,759
35,977	Perficient, Inc.*	974,617
43,592	Sykes Enterprises, Inc.*	1,182,215
19,810	TTEC Holdings, Inc.	727,423
55,219	Unisys Corp.*	681,955
32,954	Virtusa Corp.*	935,894

		14,234,138

Leisure Products (0.4%):
104,178	Callaway Golf Co.	1,064,699
18,457	Sturm, Ruger & Co., Inc.	939,646
63,000	Vista Outdoor, Inc.*	554,400

		2,558,745

Life Sciences Tools & Services (1.2%):
46,578	Luminex Corp.	1,282,292
30,270	Medpace Holdings, Inc.*	2,221,213
115,089	Neogenomics, Inc.*	3,177,607

		6,681,112

Machinery (5.8%):
10,788	Alamo Group, Inc.	957,759
33,901	Albany International Corp., Class A	1,604,534
25,151	Astec Industries, Inc.	879,530
52,657	Barnes Group, Inc.	2,202,642
46,018	Briggs & Stratton Corp.^	83,293
39,118	Chart Industries, Inc.*	1,133,640
22,153	CIRCOR International, Inc.*	257,639
16,010	DMC Global, Inc.	368,390
59,605	Enerpac Tool Group Corp.	986,463
23,425	EnPro Industries, Inc.	927,162
28,386	ESCO Technologies, Inc.	2,154,781
67,227	Federal Signal Corp.	1,833,953
42,538	Franklin Electric Co., Inc.	2,004,816
84,132	Harsco Corp.*	586,400
82,398	Hillenbrand, Inc.	1,574,626
34,875	John Bean Technologies Corp.	2,590,166
11,986	Lindsay Corp.	1,097,678
19,477	Lydall, Inc.*	125,821
81,202	Meritor, Inc.*	1,075,927
63,659	Mueller Industries, Inc.	1,523,996
29,516	Proto Labs, Inc.*	2,247,053
48,863	SPX Corp.*	1,594,888
46,978	SPX FLOW, Inc.*	1,335,115
14,066	Standex International Corp.	689,515
20,251	Tennant Co.	1,173,545
36,851	The Greenbrier Cos., Inc.	653,737
51,332	Titan International, Inc.	79,565
62,273	Wabash National Corp.	449,611
30,726	Watts Water Technologies, Inc., Class A	2,600,956

		34,793,201

Marine (0.3%):
47,730	Matson, Inc.	1,461,493

Media (0.4%):
59,501	E.W. Scripps Co. (The), Class A	448,638

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
136,472	Gannett Co, Inc.*	$201,979
34,866	Scholastic Corp.	888,734
25,758	TechTarget, Inc.*	530,872

		2,070,223

Metals & Mining (0.9%):
52,650	Century Aluminum Co.*	190,593
437,638	Cleveland-Cliffs, Inc.^	1,728,671
14,787	Haynes International, Inc.	304,760
17,096	Kaiser Aluminum Corp.	1,184,412
21,737	Materion Corp.	761,012
10,537	Olympic Steel, Inc.	109,058
95,038	SunCoke Energy, Inc.	365,896
42,676	TimkenSteel Corp.*	137,843
53,470	Warrior Met Coal, Inc.	567,851

		5,350,096

Mortgage Real Estate Investment Trusts (1.1%):
161,417	Apollo Commercial Real Estate Finance, Inc.	1,197,714
64,711	Armour Residential REIT, Inc.	570,104
104,158	Capstead Mortgage Corp.	437,464
58,472	Granite Point Mortgage Trust, Inc.	296,453
174,449	Invesco Mortgage Capital, Inc.	594,871
26,827	KKR Real Estate Finance Trust, Inc.	402,673
397,211	New York Mortgage Trust, Inc.	615,677
110,327	Pennymac Mortgage Investment Trust	1,171,673
38,508	Ready Capital Corp.	278,028
122,299	Redwood Trust, Inc.	618,833

		6,183,490

Multiline Retail (0.1%):
43,643	Big Lots, Inc.	620,603
324,632	J.C. Penney Co., Inc.*^	116,868

		737,471

Multi-Utilities (0.5%):
73,942	Avista Corp.	3,141,796

Oil, Gas & Consumable Fuels (1.0%):
20,439	Bonanza Creek Energy, Inc.*	229,939
439,309	Callon Petroleum Co.*	240,697
28,500	CONSOL Energy, Inc.*	105,165
563,663	Denbury Resources, Inc.*	104,052
32,169	Dorian LPG, Ltd.*	280,192
38,103	Green Plains, Inc.	184,800
157,419	Gulfport Energy Corp.*	70,004
118,383	HighPoint Resources Corp.*	22,493
189,391	Laredo Petroleum, Inc.*	71,931
308,207	Oasis Petroleum, Inc.*	107,872
41,664	PAR Pacific Holdings, Inc.*	295,814
106,116	PDC Energy, Inc.*	658,980
14,619	Penn Virginia Corp.*	45,173
252,816	QEP Resources, Inc.	84,567
231,304	Range Resources Corp.^	527,373
43,175	Renewable Energy Group, Inc.*	886,383
6,422	REX American Resources Corp.*	298,687
66,821	Ring Energy, Inc.*	44,015
121,199	SM Energy Co.	147,863
600,108	Southwestern Energy Co.*	1,014,183
21,839	Talos Energy, Inc.*	125,574
98,091	Whiting Petroleum Corp.*	65,760

		5,611,517

Paper & Forest Products (0.7%):
43,516	Boise Cascade Co.	1,034,810
18,052	Clearwater Paper Corp.*	393,714
43,656	Mercer International, Inc.	316,069
18,829	Neenah, Inc.	812,095

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products, continued
49,480	P.H. Glatfelter Co.	$604,646
34,767	Schweitzer-Mauduit International, Inc.	967,218

		4,128,552

Personal Products (0.4%):
19,583	Inter Parfums, Inc.	907,671
12,903	Medifast, Inc.^	806,438
13,947	Usana Health Sciences, Inc.*	805,579

		2,519,688

Pharmaceuticals (1.3%):
102,866	Akorn, Inc.*	57,728
39,032	Amphastar Pharmaceuticals, Inc.*	579,235
10,452	ANI Pharmaceuticals, Inc.*	425,814
113,602	Corcept Therapeutics, Inc.*	1,350,728
220,396	Endo International plc*	815,465
73,704	Innoviva, Inc.*	866,759
36,440	Lannett Co., Inc.*^	253,258
46,049	Pacira BioSciences, Inc.*	1,544,023
22,311	Phibro Animal Health Corp., Class A	539,257
58,344	Supernus Pharmaceuticals, Inc.*	1,049,609

		7,481,876

Professional Services (1.4%):
57,439	Exponent, Inc.	4,130,438
11,850	Forrester Research, Inc.*	346,376
21,960	Heidrick & Struggles International, Inc.	494,100
39,145	Kelly Services, Inc., Class A	496,750
62,201	Korn Ferry	1,512,728
36,069	Resources Connection, Inc.	395,677
43,816	Trueblue, Inc.*	559,092

		7,935,161

Real Estate Management & Development (0.6%):
96,844	Essential Properties Realty Trust, Inc.	1,264,783
26,213	Marcus & Millichap, Inc.*	710,372
19,699	RE/MAX Holdings, Inc., Class A	431,802
126,030	Realogy Holdings Corp.^	379,350
34,424	The St Joe Co.*	577,635

		3,363,942

Road & Rail (0.8%):
28,729	ArcBest Corp.	503,332
53,139	Heartland Express, Inc.	986,791
44,150	Marten Transport, Ltd.	905,958
28,780	Saia, Inc.*	2,116,482

		4,512,563

Semiconductors & Semiconductor Equipment (3.8%):
42,004	Advanced Energy Industries, Inc.*	2,036,774
35,453	Axcelis Technologies, Inc.*	649,144
79,648	Brooks Automation, Inc.	2,429,264
24,693	CEVA, Inc.*	615,596
45,055	Cohu, Inc.	557,781
45,635	Diodes, Inc.*	1,854,378
26,629	DSP Group, Inc.*	356,829
83,325	FormFactor, Inc.*	1,673,999
24,583	Ichor Holdings, Ltd.*	471,010
70,344	Kulicke & Soffa Industries, Inc.	1,468,079
71,219	MaxLinear, Inc., Class A*	831,126
54,197	Onto Innovation, Inc.*	1,608,025
30,653	PDF Solutions, Inc.*	359,253
70,255	Photronics, Inc.*	720,816
32,430	Power Integrations, Inc.	2,864,543
122,163	Rambus, Inc.*	1,356,009
14,402	SMART Global Holdings, Inc.*	349,969

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
43,546	Ultra Clean Holdings, Inc.*	$600,935
53,235	Veeco Instruments, Inc.*	509,459
54,243	Xperi Corp.	754,520

		22,067,509

Software (2.8%):
110,700	8x8, Inc.*	1,534,302
22,510	Agilysys, Inc.*	375,917
40,140	Alarm.com Holding, Inc.*	1,561,847
42,141	Bottomline Technologies, Inc.*	1,544,468
24,252	Ebix, Inc.^	368,145
67,875	LivePerson, Inc.*	1,544,156
9,182	MicroStrategy, Inc., Class A*	1,084,394
36,345	OneSpan, Inc.*	659,662
49,558	Progress Software Corp.	1,585,856
36,755	Qualys, Inc.*	3,197,318
38,454	Sps Commerce, Inc.*	1,788,496
140,155	TiVo Corp.	992,297

		16,236,858

Specialty Retail (2.5%):
68,697	Abercrombie & Fitch Co., Class A	624,456
6,891	America’s Car Mart, Inc.*	388,308
21,194	Asbury Automotive Group, Inc.*	1,170,545
39,564	Barnes & Noble Education, Inc.*	53,807
31,489	Boot Barn Holdings, Inc.*	407,153
45,582	Caleres, Inc.	237,026
24,639	Cato Corp., Class A	262,898
133,062	Chico’s FAS, Inc.	171,650
20,598	Conn’s, Inc.*	86,100
61,134	Designer Brands, Inc., Class A	304,447
72,999	Express, Inc.*	108,769
73,786	GameStop Corp., Class A*^	258,251
15,976	Genesco, Inc.*	213,120
19,355	Group 1 Automotive, Inc.	856,652
46,707	Guess?, Inc.	316,206
20,485	Haverty Furniture Cos., Inc.	243,567
19,639	Hibbett Sports, Inc.*	214,752
24,909	Lithia Motors, Inc., Class A	2,037,306
31,272	Lumber Liquidators Holdings, Inc.*^	146,666
23,718	MarineMax, Inc.*	247,142
84,561	Michaels Cos., Inc. (The)*	136,989
36,665	Monro, Inc.	1,606,294
604,694	Office Depot, Inc.	991,698
54,661	Rent-A-Center, Inc.	772,907
10,224	Shoe Carnival, Inc.^	212,352
57,613	Signet Jewelers, Ltd.	371,604
31,524	Sleep Number Corp.*	604,000
27,081	Sonic Automotive, Inc., Class A	359,636
56,383	Tailored Brands, Inc.^	98,106
31,055	The Buckle, Inc.^	425,764
17,315	The Children’s Place, Inc.^	338,681
22,171	Zumiez, Inc.*	384,002

		14,650,854

Technology Hardware, Storage & Peripherals (0.2%):
130,845	3D Systems Corp.*^	1,008,815
84,073	Diebold Nixdorf, Inc.*	295,937

		1,304,752

Textiles, Apparel & Luxury Goods (1.3%):
75,454	Crocs, Inc.*	1,281,963
50,368	Fossil Group, Inc.*^	165,711
48,141	G-III Apparel Group, Ltd.*	370,686
51,459	Kontoor Brands, Inc.	986,469
18,679	Movado Group, Inc.	220,786
19,191	Oxford Industries, Inc.	695,866

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
85,415	Steven Madden, Ltd.	$1,984,191
16,157	Unifi, Inc.*	186,613
27,703	Vera Bradley, Inc.*	114,136
89,376	Wolverine World Wide, Inc.	1,358,515

		7,364,936

Thrifts & Mortgage Finance (1.6%):
60,467	Axos Financial, Inc.*	1,096,267
33,106	Dime Community Bancshares, Inc.	453,883
38,908	Flagstar Bancorp, Inc.	771,546
25,955	HomeStreet, Inc.	576,980
38,167	Meta Financial Group, Inc.	828,987
77,599	NMI Holdings, Inc., Class A*	900,924
49,203	Northfield Bancorp, Inc.	550,582
110,684	Northwest Bancshares, Inc.	1,280,614
65,737	Provident Financial Services, Inc.	845,378
105,230	TrustCo Bank Corp NY	569,294
32,341	Wawlker & Dunlop, Inc.	1,302,372

		9,176,827

Tobacco (0.4%):
27,992	Universal Corp.	1,237,526
127,036	Vector Group, Ltd.	1,196,679

		2,434,205

Trading Companies & Distributors (0.8%):
43,362	Applied Industrial Technologies, Inc.	1,982,511
18,177	DXP Enterprises, Inc.*	222,850
19,824	Foundation Building Materials, Inc.*	203,989
46,312	GMS, Inc.*	728,488
31,273	Kaman Corp., Class A	1,203,072
14,769	Veritiv Corp.*	116,084

		4,456,994

Water Utilities (1.0%):
40,680	American States Water Co.	3,325,183
53,194	California Water Service Group	2,676,722

		6,001,905

Wireless Telecommunication Services (0.5%):
51,719	Shenandoah Telecommunications Co.	2,547,160
21,008	Spok Holdings, Inc.	224,576

		2,771,736

Total Common Stocks (Cost $685,317,937)		579,019,232

Right (0.0%†):
Chemicals (0.0%†):
34,578	Schulman, Inc. CVR, Expires on 12/31/49*(a)	–

Total Right (Cost $–)		–

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Short-Term Securities Held as Collateral for Securities on Loan (2.2%):
$13,075,967	BlackRock Liquidity FedFund, Institutional Class , 1.81%(b)(c)	13,075,967

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $13,075,967)		13,075,967

Unaffiliated Investment Companies (0.3%):

Money Markets (0.3%):

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Companies, continued
$1,892,699	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.51%(c)	$1,892,699

Total Unaffiliated Investment Companies (Cost $1,892,699)		1,892,699

Total Investment Securities (Cost $700,286,603) - 102.1%		593,987,898
Net other assets (liabilities) - (2.1)%		(12,114,541)

Net Assets - 100.0%		$581,873,357

Percentages indicated are based on net assets as of March 31, 2020.

CVR	-	Contingency Valued Rights
REIT	-	Real Estate Investment Trust

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $12,480,594.
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2020. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(c)	The rate represents the effective yield at March 31, 2020.

Amounts shown as “—” are either $0 or round less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Futures Contracts

At March 31, 2020, the Fund’s open futures contracts were as follows:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Russell 2000 Mini Index June Future (U.S. Dollar)	6/19/20	51	$2,926,380	$258,456

				$258,456

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Common Stocks (68.9%):
Aerospace & Defense (1.6%):
122,893	Raytheon Co.	$16,117,417

Auto Components (0.5%):
94,464	Aptiv plc	4,651,407

Beverages (2.5%):
1,077,324	Keurig Dr Pepper, Inc.	26,146,653

Capital Markets (1.8%):
233,630	Intercontinental Exchange, Inc.	18,865,623

Chemicals (1.0%):
60,702	Linde plc	10,501,446

Commercial Services & Supplies (0.5%):
69,841	Waste Connections, Inc.	5,412,678

Electric Utilities (2.8%):
195,528	American Electric Power Co., Inc.	15,638,329
14,548	NextEra Energy, Inc.	3,500,540
164,794	Xcel Energy, Inc.	9,937,078

		29,075,947

Electronic Equipment, Instruments & Components (0.5%):
80,834	TE Connectivity, Ltd.	5,090,925

Health Care Equipment & Supplies (6.3%):
304,404	Alcon, Inc.*	15,540,812
76,919	Becton Dickinson & Co.	17,673,679
181,130	Danaher Corp.	25,070,203
254,817	Envista Holdings Corp.*	3,806,966

		62,091,660

Health Care Providers & Services (5.0%):
104,724	Humana, Inc.	32,885,431
73,203	UnitedHealth Group, Inc.	18,255,364

		51,140,795

Hotels, Restaurants & Leisure (4.9%):
284,379	Hilton Worldwide Holdings, Inc.	19,406,023
139,069	Marriott International, Inc., Class A	10,403,752
301,143	Yum! Brands, Inc.	20,637,330

		50,447,105

Industrial Conglomerates (5.7%):
4,935,860	General Electric Co.	39,190,728
56,121	Roper Technologies, Inc.	17,499,089

		56,689,817

Insurance (2.8%):
334,298	Marsh & McLennan Cos., Inc.	28,903,405

Interactive Media & Services (4.1%):
1	Alphabet, Inc., Class A*	1,162
20,388	Alphabet, Inc., Class C*	23,707,370
112,300	Facebook, Inc., Class A*	18,731,640

		42,440,172

Internet & Direct Marketing Retail (2.5%):
13,134	Amazon.com, Inc.*	25,607,622

IT Services (7.6%):
418,413	Fiserv, Inc.*	39,745,050
116,755	Global Payments, Inc.	16,839,574
117,727	Visa, Inc., Class A	18,968,174

		75,552,798

Life Sciences Tools & Services (5.4%):
319,626	Avantor, Inc.*	3,992,129
351,589	PerkinElmer, Inc.	26,467,620
89,470	Thermo Fisher Scientific, Inc.	25,373,692

		55,833,441

Machinery (3.1%):
423,641	Fortive Corp.	23,380,747

Shares		Fair Value
Common Stocks, continued
Machinery, continued
348,061	Ingersoll-Rand, Inc.*	$8,631,913

		32,012,660

Multi-Utilities (2.3%):
126,300	Ameren Corp.	9,198,429
557,098	NiSource, Inc.	13,910,737

		23,109,166

Oil, Gas & Consumable Fuels (0.2%):
37,300	Concho Resources, Inc.	1,598,305

Semiconductors & Semiconductor Equipment (3.8%):
277,540	Maxim Integrated Products, Inc.	13,491,219
304,526	NXP Semiconductors NV	25,254,341

		38,745,560

Software (4.0%):
260,300	Microsoft Corp.	41,051,913

Total Common Stocks (Cost $672,321,608)		701,086,515

Preferred Stocks (4.3%):
Banks (1.5%):
43,527	JPMorgan Chase & Co., Series DD, 5.75%, 10/31/19	1,103,409
40,000	U.S. Bancorp, Series K, 5.50%, 12/30/19	996,800
7,099	U.S. Bancorp, Series F, 6.50%, 9/27/19	182,870
9,503	Wells Fargo & Co., Series L, Class A, 7.50%, 11/27/19	12,107,013

		14,390,092

Capital Markets (0.1%):
54,571	Charles Schwab Corp. (The), Series C, 6.00%, 11/14/19	1,377,918
3,600	Charles Schwab Corp. (The), Series D, 5.95%, 11/14/19	90,540

		1,468,458

Electric Utilities (0.8%):
30,000	Alabama Power Co., Series A	766,500
100,000	Duke Energy Corp., 14.69%, 9/15/78	2,561,000
64,756	NextEra Energy, Inc., 5.28%, 3/1/23	2,855,091
1,201	SCE Trust III, Series H, 5.75%, 12/12/19, Perpetual Bond	23,660
98,681	SCE Trust IV, Series J, 5.38%, 12/31/49^	1,830,533

		8,036,784

Health Care Equipment & Supplies (0.7%):
141,908	Becton Dickinson & Co., Series A, 9/13/19	7,418,950

Multi-Utilities (1.2%):
122,500	CMS Energy Corp., 5.88%, 10/15/78	3,087,000
163,900	CMS Energy Corp., 6.16%, 3/1/79	4,138,475
100,000	DTE Energy Co., Series E, 5.25%, 12/1/77	2,397,000
100,000	NiSource, Inc., Series B, 6.50%, 11/21/19	2,540,000

		12,162,475

Pharmaceuticals (0.0%†):
6,176	Elanco Animal Health, Inc., 5.00%, 2/1/23	254,081

Total Preferred Stocks (Cost $44,168,253)		43,730,840

Convertible Preferred Stocks (0.9%):
Electric Utilities (0.1%):
27,961	American Electric Power Co., Inc., 5.55%, 3/15/22	1,349,118

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Shares		Fair Value
Convertible Preferred Stocks, continued
Life Sciences Tools & Services (0.6%):
150,517	Avantor, Inc., Series A, 6.25%, 5/15/22	$6,526,417

Machinery (0.2%):
2,409	Fortive Corp., Series A, 0.04%, 7/1/21	1,733,830

Total Convertible Preferred Stocks (Cost $11,332,900)		9,609,365

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (0.4%):
$1,442,790	Dominos Pizza Master Issuer LLC, Class A23, Series 2018-1A, 4.12%, 7/25/47, Callable 7/25/24 @ 100(a)	1,248,529
1,369,150	Dominos Pizza Master Issuer LLC, Class A2I, Series 2018-1A, 4.12%, 7/25/48, Callable 10/25/22 @ 100(a)	1,238,180
643,388	Dominos Pizza Master Issuer LLC, Class A2, Series 2019-1A, 3.67%, 10/25/49, Callable 10/25/26 @ 100(a)	573,786
911,030	Wendy’s Funding LLC, Class A2I, Series 2018-1A, 3.57%, 3/15/48, Callable 3/15/22 @ 100(a)	828,237

Total Asset Backed Securities (Cost $4,330,425)		3,888,732

Bank Loans (6.1%):
Airlines (0.1%):
1,250,000	Delta 2 Lux Sarl, 0.00%, 2/1/24	1,109,825

Chemicals (1.2%):
552,928	H.B. Fuller Co. Term Loan B-1, 3.13% (US0003M ), 10/20/24, Callable 5/5/20 @ 100	476,557
12,619,124	Kronos, Inc./ M.A. Term Loan B-1, 4.20% (US0003M ), 11/1/23, Callable 5/5/20 @ 100	11,454,505

		11,931,062

Insurance (1.7%):
353,172	AmWINS Group, Inc., 4.55% (US0003M ), 1/25/24	325,359
17,950,735	HUB International, Ltd., 4.41% (US0003M ), 4/25/25	16,676,233

		17,001,592

IT Services (2.1%):
239,589	Gartner, Inc., 3.20% (US0003M ), 3/20/22	227,610
23,495,141	Refinitiv US Holdings, Inc. Term Loan B-1, 4.00% (US0001M ), 10/1/25	22,457,361

		22,684,971

Pharmaceuticals (0.0%†):
68,522	Prestige Brands, Inc. Term Loan B5-1, 3.20% (US0003M ), 1/26/24, Callable 5/5/20 @ 100	63,431

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Bank Loans, continued
Software (1.0%):
$10,783,370	CCC Information Services, Inc. Term Loan B-1, 4.66% (US0003M ), 4/27/24, Callable 5/5/20 @ 100	$9,782,026
502,475	Ultimate Software Term Loan B-1l Bankdebt, 0.00%, 4/8/26	466,463

		10,248,489

Total Bank Loans (Cost $67,516,229)		63,039,370

Corporate Bonds (14.6%):
Airlines (0.0%†):
241,869	U.S. Airways Group, Inc., Series 2010-1A, 6.25%, 10/22/24	253,105

Banks (0.3%):
2,035,000	PNC Financial Services Group, Inc., Series S, 5.00% (US0003M+330 bps), 12/31/49, Callable 11/1/26 @ 100	1,872,200
770,000	US BanCorp, 5.30% (US0003M+291 bps), Callable 4/15/27 @ 100	726,688

		2,598,888

Building Products (0.0%†):
280,000	Lennox International, Inc., 3.00%, 11/15/23, Callable 9/15/23 @ 100	285,069

Capital Markets (0.3%):
1,865,000	Bank of New York Mellon Corp. (The), Series E, 4.95% (US0003M+342 bps), Callable 6/20/20 @ 100	1,543,288
840,000	Bank of New York Mellon Corp. (The), 4.62% (US0003M+313 bps), 12/29/49, Callable 9/20/26 @ 100	743,400
1,355,000	State Street Corp., Series F, 5.25% (US0003M+360 bps), Callable 9/15/20 @ 100	1,192,400

		3,479,088

Chemicals (0.3%):
3,534,834	USI, Inc., 4.46% (US0003M ), 5/16/24	3,216,699

Containers & Packaging (0.2%):
1,235,000	Reynolds Group Issuer, Inc., 5.33% (US0003M+350 bps), 7/15/21, Callable 5/4/20 @ 100(a)	1,196,406
1,230,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 5/4/20 @ 102.56(a)	1,216,163

		2,412,569

Diversified Consumer Services (0.4%):
3,580,000	Lgc Group TL, 0.00%, 1/24/27	3,078,800
1,075,000	Service Corp. International, 5.38%, 5/15/24, Callable 5/4/20 @ 102.69	1,092,469

		4,171,269

Diversified Financial Services (0.1%):
815,000	Level 3 Communications, Inc., 5.38%, 8/15/22, Callable 5/4/20 @ 100	819,075

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities (0.1%):
$750,000	Eversource Energy, 2.75%, 3/15/22, Callable 2/15/22 @ 100	$760,630
365,000	Eversource Energy, Series N, 3.80%, 12/1/23, Callable 11/1/23 @ 100	396,484

		1,157,114

Electronic Equipment, Instruments & Components (0.1%):
750,000	Amphenol Corp., 2.20%, 4/1/20	749,972

Entertainment (2.6%):
805,000	Netflix, Inc., 5.38%, 2/1/21	812,044
385,000	Netflix, Inc., 5.50%, 2/15/22	395,588
1,690,000	Netflix, Inc., 5.88%, 2/15/25	1,778,725
4,385,000	Netflix, Inc., 4.38%, 11/15/26	4,341,150
6,883,000	Netflix, Inc., 4.88%, 4/15/28	6,969,037
7,795,000	Netflix, Inc., 5.88%, 11/15/28	8,301,674
4,450,000	Netflix, Inc., 6.38%, 5/15/29	4,806,000

		27,404,218

Equity Real Estate Investment Trusts (0.3%):
2,007,000	SBA Communications Corp., 4.00%, 10/1/22, Callable 5/4/20 @ 102	1,996,965
891,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 5/4/20 @ 103.66	903,251
605,000	SBA Communications Corp., 3.88%, 2/15/27, Callable 2/15/23 @ 101.94(a)	606,513

		3,506,729

Food Products (0.0%†):
206,000	Conagra Brands, Inc., 2.55% (US0003M+75 bps), 10/22/20, Callable 4/14/20 @ 100	203,818

Health Care Equipment & Supplies (0.5%):
1,080,000	Becton Dickinson & Co., 2.03% (US0003M+103 bps), 6/6/22	1,004,846
380,000	CPI Holdco LLC, 5.24%, 11/4/26, Callable 5/4/20 @ 100	326,800
1,190,000	Hologic, Inc., 4.38%, 10/15/25, Callable 10/15/20 @ 102.19(a)	1,190,000
1,260,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	1,260,000
860,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	864,300

		4,645,946

Health Care Providers & Services (0.3%):
305,000	Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21(a)	308,050
2,600,000	Nva Holdings TL, 0.00%, 9/19/22	2,590,250

		2,898,300

Hotels, Restaurants & Leisure (2.4%):
400,000	Cedar Fair, LP, 5.25%, 7/15/29, Callable 7/15/24 @ 102.63(a)	340,000
1,481,000	Cedar Fair, LP /Canada’s Wonderland Co. /Magnum Management Corp., 5.38%, 6/1/24, Callable 5/4/20 @ 102.69	1,332,900

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$1,838,000	Cedar Fair, LP /Canada’s Wonderland Co. /Magnum Management Corp., 5.38%, 4/15/27, Callable 4/15/22 @ 102.69	$1,580,680
829,369	Four Seasons Hotels, Ltd., 3.45%, 11/30/23, Callable 5/5/20 @ 100	746,432
690,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24, Callable 4/28/20 @ 102.13	645,150
2,780,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 5.25%, 6/1/26, Callable 6/1/21 @ 102.63(a)	2,811,275
4,478,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 4.75%, 6/1/27, Callable 6/1/22 @ 102.38(a)	4,209,319
2,021,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell Of America LLC, 5.00%, 6/1/24, Callable 5/4/20 @ 103.75(a)	1,960,370
415,000	Marriott International, Inc., 1.65% (US0003M+65 bps), 3/8/21	389,063
1,335,000	Six Flags Entertainment Corp., 4.88%, 7/31/24, Callable 5/4/20 @ 103.66(a)	1,141,425
1,130,000	Six Flags Entertainment Corp., 5.50%, 4/15/27, Callable 4/15/22 @ 102.75^(a)	954,850
1,695,000	Yum! Brands, Inc., 3.88%, 11/1/20, Callable 8/1/20 @ 100	1,669,575
3,169,000	Yum! Brands, Inc., 3.75%, 11/1/21, Callable 8/1/21 @ 100	3,050,162
1,312,000	Yum! Brands, Inc., 3.88%, 11/1/23, Callable 8/1/23 @ 100	1,243,120
1,042,000	Yum! Brands, Inc., 6.88%, 11/15/37	1,005,530
1,889,000	Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	1,605,650

		24,685,501

Industrial Conglomerates (0.5%):
5,847,000	General Electric Co., Series D, 5.00% (US0003M+333 bps), Callable 1/21/21 @ 100	4,837,580

Insurance (0.4%):
3,480,000	Hub International, Ltd., 5.00% (US0001M ), 4/25/25, Callable 5/5/20 @ 101	3,262,500
372,000	Hub International, Ltd., 7.00%, 5/1/26, Callable 5/1/21 @ 103.5(a)	357,120
190,000	USI, Inc., 6.88%, 5/1/25, Callable 5/4/20 @ 103.44(a)	175,513

		3,795,133

IT Services (0.5%):
1,190,000	Fiserv, Inc., 2.70%, 6/1/20, Callable 5/4/20 @ 100	1,187,920
1,645,000	Refinitiv US Holdings, Inc., 6.25%, 5/15/26, Callable 11/15/21 @ 103.13(a)	1,714,913

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
IT Services, continued
$1,835,000	Refinitiv US Holdings, Inc., 8.25%, 11/15/26, Callable 11/15/21 @ 104.13(a)	$1,935,924

		4,838,757

Life Sciences Tools & Services (1.6%):
2,505,000	Avantor, Inc., 6.00%, 10/1/24, Callable 10/1/20 @ 104.5(a)	2,605,200
9,837,000	Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75(a)	10,328,850
4,225,000	Nestle Skin Health, 0.00%, 10/1/26	3,777,150

		16,711,200

Machinery (0.1%):
915,000	Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 5/4/20 @ 104.75	777,750
175,000	Xylem, Inc., 3.25%, 11/1/26, Callable 8/1/26 @ 100	191,885

		969,635

Media (1.9%):
1,350,000	CCO Holdings LLC, 5.25%, 9/30/22	1,360,125
1,605,000	CCO Holdings LLC, 4.00%, 3/1/23, Callable 4/20/20 @ 102(a)	1,596,975
1,920,000	CCO Holdings LLC, 5.13%, 5/1/23, Callable 5/1/20 @ 101.28(a)	1,939,200
1,755,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 5/4/20 @ 102.94(a)	1,785,713
4,304,000	CCO Holdings LLC, 5.13%, 5/1/27, Callable 5/1/22 @ 102.56(a)	4,304,000
6,381,000	CCO Holdings LLC, 5.00%, 2/1/28, Callable 8/1/22 @ 102.5(a)	6,380,999
720,000	Charter Communications Operating LLC, 3.58%, 7/23/20, Callable 6/23/20 @ 100	718,958
1,020,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/4/20 @ 101.54(a)	1,014,900

		19,100,870

Multiline Retail (0.0%†):
126,000	Dollar Tree, Inc., 2.54% (US0003M+70 bps), 4/17/20, Callable 4/10/20 @ 100	125,995

Multi-Utilities (0.4%):
1,825,000	NiSource Finance Corp., 3.49%, 5/15/27, Callable 2/15/27 @ 100	1,845,046
945,000	NiSource Finance Corp., 4.38%, 5/15/47, Callable 11/15/46 @ 100	931,827
1,705,000	NiSource, Inc., 5.65% (H15T5Y+284 bps), 12/31/99, Callable 6/15/23 @ 100	1,511,982

		4,288,855

Oil, Gas & Consumable Fuels (0.1%):
715,000	Nustar Logistics, LP, 4.80%, 9/1/20	623,838

Pharmaceuticals (0.1%):
1,239,000	Elanco Animal Health, Inc., 3.91%, 8/27/21	1,225,221

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Professional Services (0.0%†):
$270,000	Korn Ferry, 4.63%, 12/15/27, Callable 12/15/22 @ 102.31(a)	$234,900

Software (1.0%):
2,011,875	Emerald Topco, Inc., 4.40% (US0001M ), 7/26/26	1,830,806
8,530,000	Solera LLC, 10.50%, 3/1/24, Callable 5/4/20 @ 105.25(a)	8,359,400

		10,190,206

Wireless Telecommunication Services (0.1%):
515,000	T-Mobile USA, Inc., 6.00%, 3/1/23, Callable 4/14/20 @ 101.5	516,931
240,000	T-Mobile USA, Inc., 6.50%, 1/15/26, Callable 1/15/21 @ 103.25	251,400

		768,331

Total Corporate Bonds (Cost $154,492,267)		150,197,881

Yankee Dollars (0.6%):
Electrical Equipment (0.2%):
745,000	Sensata Technologies BV, 4.88%, 10/15/23(a)	709,613
260,000	Sensata Technologies BV, 5.63%, 11/1/24(a)	250,575
925,000	Sensata Technologies BV, 5.00%, 10/1/25(a)	878,750
300,000	Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26, Callable 2/15/21 @ 103.13(a)	291,375

		2,130,313

Household Products (0.4%):
1,450,000	Reckitt Benckiser Treasury Services plc, 1.76% (US0003M+56 bps), 6/24/22(a)	1,397,852
2,150,000	Reckitt Benckiser Treasury Services plc, 2.38%, 6/24/22, Callable 5/24/22 @ 100(a)	2,125,531

		3,523,383

Total Yankee Dollars (Cost $5,843,957)		5,653,696

Short-Term Securities Held as Collateral for Securities on Loan (0.1%):
1,003,843	BlackRock Liquidity FedFund, Institutional Class , 1.81%(b)(c)	1,003,843

Total Short-Term Securities Held as Collateral for Securities on Loan (Cost $1,003,843)		1,003,843

Unaffiliated Investment Companies (4.2%):

Money Markets (4.2%):
49,044,677	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 0.51%(c)	49,044,677

Total Unaffiliated Investment Companies (Cost $49,044,677)		49,044,677

Total Investment Securities (Cost $1,010,054,159) - 100.1%		1,027,254,919
Net other assets (liabilities) – (0.1)%		(1,389,368)

Net Assets - 100.0%		$1,025,865,551

Percentages indicated are based on net assets as of March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of March 31, 2020. The total value of securities on loan as of March 31, 2020 was $952,722.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2020.
(c)	The rate represents the effective yield at March 31, 2020.

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

March 31, 2020 (Unaudited)

Options Contracts

At March 31, 2020, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Alphabet, Inc.	Citigroup	Call	1500.00 USD	1/15/21	22	$33,000	$(50,879)
Alphabet, Inc.	Goldman Sachs	Call	1740.00 USD	1/15/21	7	12,180	(3,473)
Alphabet, Inc.	Goldman Sachs	Call	1760.00 USD	1/15/21	7	12,320	(3,049)
Alphabet, Inc.	Goldman Sachs	Call	1780.00 USD	1/15/21	7	12,460	(2,675)
Alphabet, Inc.	Goldman Sachs	Call	1800.00 USD	1/15/21	7	12,600	(2,346)
American Electric Power Co., Inc.	Citigroup	Call	105.00 USD	1/15/21	341	35,805	(38,241)
American Electric Power Co., Inc.	Citigroup	Call	115.00 USD	1/15/21	101	11,615	(5,283)
Aptiv plc	Goldman Sachs	Call	97.50 USD	1/15/21	75	7,313	(5,914)
Aptiv plc	Goldman Sachs	Call	100.00 USD	1/15/21	74	7,400	(5,052)
Becton Dickinson & Co.	Goldman Sachs	Call	300.00 USD	1/15/21	122	36,600	(32,234)
Danaher Corp.	JPMorgan Chase	Call	185.00 USD	1/15/21	59	10,915	(22,916)
Danaher Corp.	JPMorgan Chase	Call	190.00 USD	1/15/21	59	11,210	(18,380)
Facebook, Inc.	JPMorgan Chase	Call	265.00 USD	1/15/21	59	15,635	(4,766)
Facebook, Inc.	JPMorgan Chase	Call	270.00 USD	1/15/21	59	15,930	(3,919)
Facebook, Inc.	JPMorgan Chase	Call	275.00 USD	1/15/21	59	16,225	(3,221)
General Electric Co.	JPMorgan Chase	Call	15.00 USD	1/15/21	5,937	89,055	(121,198)
Hilton Worldwide Holding, Inc.	Citigroup	Call	125.00 USD	1/15/21	30	3,750	(3,296)
Hilton Worldwide Holding, Inc.	Citigroup	Call	130.00 USD	1/15/21	30	3,900	(2,566)
Microsoft Corp.	Credit Suisse First Boston	Call	165.00 USD	1/15/21	421	69,465	(641,257)
Microsoft Corp.	Citigroup	Call	165.00 USD	1/15/21	120	19,800	(182,781)
Microsoft Corp.	JPMorgan Chase	Call	170.00 USD	1/15/21	461	78,370	(608,520)
Microsoft Corp.	Citigroup	Call	170.00 USD	1/15/21	119	20,230	(157,080)
NextEra Energy, Inc.	Credit Suisse First Boston	Call	310.00 USD	1/15/21	23	7,130	(7,230)
NextEra Energy, Inc.	Credit Suisse First Boston	Call	320.00 USD	1/15/21	24	7,680	(5,056)
NXP Semiconductors NV	Credit Suisse First Boston	Call	140.00 USD	1/15/21	267	37,380	(30,666)
Roper Technologies, Inc.	Goldman Sachs	Call	430.00 USD	8/21/20	20	8,600	(2,295)
Thermo Fisher Scientific, Inc.	Royal Bank of Canada	Call	370.00 USD	1/15/21	20	7,400	(9,843)
Thermo Fisher Scientific, Inc.	Royal Bank of Canada	Call	390.00 USD	1/15/21	19	7,410	(5,591)
Thermo Fisher Scientific, Inc.	Royal Bank of Canada	Call	400.00 USD	1/15/21	104	41,600	(23,746)
Visa, Inc.	Goldman Sachs	Call	230.00 USD	1/15/21	47	10,810	(6,079)
Visa, Inc.	Credit Suisse First Boston	Call	230.00 USD	1/15/21	137	31,510	(17,720)
Visa, Inc.	Credit Suisse First Boston	Call	235.00 USD	1/15/21	137	32,195	(13,114)
Visa, Inc.	Goldman Sachs	Call	240.00 USD	1/15/21	46	11,040	(3,304)
Visa, Inc.	Credit Suisse First Boston	Call	240.00 USD	1/15/21	137	32,880	(9,840)
Xcel Energy, Inc.	Credit Suisse First Boston	Call	60.00 USD	10/16/20	72	4,320	(40,320)
Xcel Energy, Inc.	Credit Suisse First Boston	Call	65.00 USD	10/16/20	72	4,680	(27,720)

Total (Premiums $3,047,097)							$(2,121,570)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2020 (Unaudited)

1. Related Party Transactions

Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests or is an affiliate of the security. At March 31, 2020, the following investments are noted as affiliated securities in each Fund’s Schedule of Portfolio Investments.

	Fair Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gains(Losses)	Change in Net Unrealized Appreciation/ Depreciation	Fair Value 3/31/2020	Shares as of 3/31/2020	Dividend Income	Net Realized Gains Distributions from Affiliated Underlying Securities
AZL International Index Fund
Allianz SE, Registered Shares	$11,646,273	$345,197	$(837,849)	$128,303	$(3,601,163)	$7,680,761	44,569	$-	$-

	$11,646,273	$345,197	$(837,849)	$128,303	$(3,601,163)	$7,680,761	44,569	$-	$-

AZL Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$240,597,281	$705,122	$(53,468,631)	$2,678,898	$2,318,378	$192,831,048	16,870,608	$-	$-
AZL International Index Fund, Class 2	92,940,215	10,015,969	(2,747,130)	(88,380)	(20,934,943)	79,185,731	6,114,728	-	-
AZL Mid Cap Index Fund, Class 2	56,066,872	8,790,262	(1,289,669)	8,427	(16,680,043)	46,895,849	3,051,129	-	-
AZL S&P 500 Index Fund, Class 2	194,154,397	16,904,865	(10,509,893)	2,448,543	(39,719,442)	163,278,470	11,175,802	-	-
AZL Small Cap Stock Index Fund, Class 2	28,331,154	5,131,365	(539,247)	(43,186)	(9,285,942)	23,594,144	2,651,027	-	-

	$612,089,919	$41,547,583	$(68,554,570)	$5,004,302	$(84,301,992)	$505,785,242	39,863,294	$-	$-

AZL MSCI Global Equity Index Fund
Allianz SE, Registered Shares	$767,690	$60,270	$(66,429)	$15,786	$(241,530)	$535,787	3,109	$-	$-
BlackRock, Inc., Class A	430,814	39,649	(41,706)	12,369	(61,432)	379,694	863	2,995	-

	$1,198,504	$99,919	$(108,135)	$28,155	$(302,962)	$915,481	3,972	$2,995	$-

AZL Russell 1000 Value Index Fund
BlackRock, Inc., Class A	$3,870,287	$109,038	$(211,722)	$28,588	$(524,574)	$3,271,617	7,436	$27,414	$-

	$3,870,287	$109,038	$(211,722)	$28,588	$(524,574)	$3,271,617	7,436	$27,414	$-

AZL S&P 500 Index Fund
BlackRock, Inc., Class A	$6,142,491	$248,202	$(533,763)	$109,728	$(852,007)	$5,114,651	11,625	$42,511	$-

	$6,142,491	$248,202	$(533,763)	$109,728	$(852,007)	$5,114,651	11,625	$42,511	$-

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

March 31, 2020 (Unaudited)

2. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2020 are identified below.

AZL Mid Cap Index Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Airbnb, Inc., Series D, 0.00%	4/16/2014	$3,131,402	$76,914	$5,831,620	0.67%
Palantir Technologies, Inc., Series G, 0.00%	7/19/2012	702,919	229,712	1,268,011	0.15%
Palantir Technologies, Inc., Series H, 0.00%	10/25/2013	237,529	67,672	373,549	0.04%
Palantir Technologies, Inc., Series H1, 0.00%	10/25/2013	237,529	67,672	373,549	0.04%

AZL Russell 1000 Growth Index Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Palantir Technologies, Inc., Series I	2/7/14	$5,157,898	$841,419	$4,644,633	0.64%

(a) Acquisition date represents the initial purchase date of the security.